As filed with the Securities and Exchange	Registration No. 333-57218

Commission on April 30, 2009	Registration No. 811-05626

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 13	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	☒

(Check appropriate box or boxes.)

SEPARATE ACCOUNT B

(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY

(Name of Depositor)

1475 Dunwoody Drive

West Chester, Pennsylvania 19380-1478

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (610) 425-3400

John S. (Scott) Kreighbaum, Esq.

ING Americas (U.S. Legal Services)

1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478

(610) 425-3404

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

☐    immediately upon filing pursuant to paragraph (b) of Rule 485

☒   on May 1, 2009 pursuant to paragraph (b) of Rule 485

☐    60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Deferred Combination Variable and Fixed Annuity Contracts

PART A

SUPPLEMENT Dated May 1, 2009

To The Prospectus Dated May 1, 2009 For

ING SmartDesign Variable Annuity

Issued By ING USA Annuity and Life Insurance Company

Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

NOTICE OF REORGANIZATIONS

Effective after the close of business on or about July 17, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING JPMorgan Value Opportunities Portfolio	ING RussellTM Large Cap Value Index Portfolio
ING Neuberger Berman Partners Portfolio ING Oppenheimer Main Street Portfolio®	ING RussellTM Large Cap Index Portfolio
ING Van Kampen Capital Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio

Effective after the close of business on or about August 7, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING AllianceBernstein Mid Cap Growth Portfolio	ING RussellTM Mid Cap Growth Index Portfolio
ING Growth and Income Portfolio II	ING Growth and Income Portfolio
ING Index Plus International Equity Portfolio	ING International Index Portfolio

Information Regarding Reorganizations:

These reorganizations will be administered pursuant to agreements, which either have been approved, or are subject to approval, by the boards of trustees of the Disappearing Portfolios. The reorganization agreements will also be subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about the relevant date noted above, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted.

ING USA Annuity and Life Insurance Company

Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

ING SMARTDESIGN VARIABLE ANNUITY

May 1, 2009

The Contract.  The contract described in this prospectus is a group or individual deferred variable annuity contract issued by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us,” “our”).  It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans.  We do not currently offer this contract for sale to new purchasers.  The contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

Why Reading this Prospectus Is Important.  This prospectus contains facts about the contract and its investment options that you should know before purchasing.  This information will help you decide if the contract is right for you.  Please read this prospectus carefully.

Premium Bonus Option.  We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option.  There is an additional charge for this option during the first seven account years.  Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option.  The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years.  In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account.  See “Premium Bonus Option — Suitability.”  The premium bonus option may not be available in all states.

Investment Options.  The contract offers variable investment options and a fixed interest option.  When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options.  These options are called subaccounts.  The subaccounts are within Separate Account B (the separate account), a separate account of the Company.  Each subaccount invests in one of the mutual funds listed on this page.  Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund.  You do not invest directly in or hold shares of the funds.

The Funds.  Information about the funds in which the subaccounts invest is located in Appendix III — Description of Underlying Funds and in each fund prospectus.  A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-366-0066.  Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information.  You may obtain free of charge the May 1, 2009, Statement of Additional Information (“SAI”) about the separate account by indicating your request on your application or calling us at 1-800-366-0066.  You may also obtain free of charge the most recent annual and/or quarterly report of ING USA Annuity and Life Insurance Company by calling us at 1-800-366-0066.  You may also obtain an SAI for any of the funds by calling that number.  The Securities and Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds.  Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C.  When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933.  This number is 333-57218.  You may call 1-202-551-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room.  You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102.  The SAI table of contents is listed in this prospectus.  The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information.  Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.  We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale.  We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

•                  ING USA Guaranteed Account (the Guaranteed Account)

•                  Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account.  However, we describe the fixed interest options in appendices to this prospectus.  There is also a separate Guaranteed Account prospectus.

Availability of Options.  Some funds or fixed interest options may be unavailable through your contract or in your state.

The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the FDIC.  The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the Contract.  See “Other Topics — Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

The investment portfolios currently available under your Contract are:

ING Investors Trust

ING American Funds Asset Allocation Portfolio

ING American Funds Bond Portfolio

ING American Funds Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

ING American Funds World Allocation Portfolio (Class S)

ING Artio Foreign Portfolio (Class S)

ING BlackRock Inflation Protected Bond Portfolio (Class S)

ING BlackRock Large Cap Growth Portfolio (Class S)

ING Clarion Global Real Estate Portfolio (Class S)

ING Clarion Real Estate Portfolio (Class S)

ING Evergreen Health Sciences Portfolio (Class S)

ING Evergreen Omega Portfolio (Class S)

ING FMRSM Diversified Mid Cap Portfolio (Class S)

ING Focus 5 Portfolio (Class S)

ING Franklin Income Portfolio (Class S)

ING Franklin Mutual Shares Portfolio (Class S)

ING Franklin Templeton Founding Strategy Portfolio (Class S)

ING Global Resources Portfolio (Class S)

ING JPMorgan Emerging Markets Equity Portfolio (Class S)

ING JPMorgan Small Cap Core Equity Portfolio (Class S)

ING LifeStyle Aggressive Growth Portfolio (Class S)

ING LifeStyle Conservative Portfolio (Class S)

ING LifeStyle Growth Portfolio (Class S)

ING LifeStyle Moderate Growth Portfolio (Class S)

ING LifeStyle Moderate Portfolio (Class S)

ING Liquid Assets Portfolio (Class S)

ING Marsico Growth Portfolio (Class S)

ING MFS Total Return Portfolio (Class S)

ING MFS Utilities Portfolio (Class S)

ING Multi-Manager International Small Cap Equity Portfolio (Class S)

ING Oppenheimer Active Allocation Portfolio (Class S)

ING PIMCO Total Return Bond Portfolio (Class S)

ING Pioneer Fund Portfolio (Class S)

ING Pioneer Mid Cap Value Portfolio (Class S)

ING Templeton Global Growth Portfolio (Class S)

ING T. Rowe Price Capital Appreciation Portfolio (Class S)

ING T. Rowe Price Equity Income Portfolio (Class S)

ING Van Kampen Global Franchise Portfolio (Class S)

ING Van Kampen Global Tactical Asset Allocation Portfolio (Class S)

ING Van Kampen Growth and Income Portfolio (Class S)

ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

ING Partners, Inc.

ING Baron Small Cap Growth Portfolio (S Class)

ING Davis New York Venture Portfolio (S Class)

ING JPMorgan Mid Cap Value Portfolio (S Class)

ING Templeton Foreign Equity Portfolio (S Class)

ING T. Rowe Price Growth Equity Portfolio (S Class)

ING Van Kampen Comstock Portfolio (S Class)

ING Van Kampen Equity and Income Portfolio (S Class)

ING Variable Funds

ING Growth and Income Portfolio (Class S)

ING Variable Portfolios, Inc.

ING BlackRock Science and Technology Opportunities Portfolio (Class S)

ING Global Equity Option Portfolio (Class S)

ING Hang Seng Index Portfolio (Class S)

ING International Index Portfolio (Class S)

ING Russell™ Global Large Cap Index 75% Portfolio (Class S)

ING Russell™ Large Cap Growth Index Portfolio (Class S)

ING RussellTM Large Cap Index Portfolio (Class S)

ING Russell™ Large Cap Value Index Portfolio (Class S)

ING Russell™ Mid Cap Growth Index Portfolio (Class S)

ING RussellTM Mid Cap Index Portfolio (Class S)

ING RussellTM Small Cap Index Portfolio (Class S)

ING Small Company Portfolio (Class S)

ING U. S. Bond Index Portfolio (Class S)

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio (Class S)

ING Variable Products Trust

ING MidCap Opportunities Portfolio (Class S)

ING Intermediate Bond Portfolio (Class S)

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund (Class III)

These investment portfolios comprise the subaccounts open to new premiums and transfers.  More information can be found in the appendices.  See Appendix A for all subaccounts and valuation information.  Appendix B highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes.

Notice to Existing Contract Owners

The Contract is sold on a continuous basis.  The prospectus is updated at least annually, including for any changes with the Contract, like the Company: introducing or discontinuing the availability of a rider; liberalizing a benefit or exercising any rights reserved under the Contract or a rider; or altering administrative procedures.  The Company may also make subaccount changes (investment portfolios of the Trusts or Funds available under the Contract).  Any change may or may not apply to an existing Contract.  The prospectus reflects the status of the Contract (and rider availability) as of May 1, 2009 and therefore may contain information that is inapplicable to your Contract.  In the event of any conflict with the prospectus, the terms of your Contract and any riders will control.

CONTRACT OVERVIEW

The following is intended as a summary.  Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company.  To answer your questions, contact your sales representative or write or call our Customer Service Center at:

P.O. Box 9271

Des Moines, IA 50306-9271

1-800-366-0066

Sending Forms and Written Requests in Good Order.  If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.”  We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments.  Use the following address when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:
ING USA Annuity and Life	ING USA Annuity and Life
Insurance Company	Insurance Company
Attn: Customer Service Department	Attn: Customer Service Department
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract.  It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals.  The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

Contract Facts:

Option Packages.  There are three option packages available under the contract.  You select an option package at the time of application.  Each option package is distinct.  See “Purchase and Rights” for age maximums on the calculation of death benefits.  The differences are summarized as follows:

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	Option Package I		Option Package II		Option Package III
Mortality and Expense Risk Charge(1):	0.80%		1.10%		1.25%

Death Benefit(2) on Death of the Annuitant(3):	The greater of: (1) The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or (2) The account value on the claim date.

The greatest of:

(1)   The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or

(2)   The account value on the claim date; or

(3)   The “step-up value” on the claim date.

The greatest of:

(1)   The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or

(2)   The account value on the claim date; or

(3)   The “step-up value” on the claim date; or

(4)   The “roll-up value” on the claim date.

Minimum Initial Purchase Payment(4):	Non-Qualified: $15,000	Qualified: $1,500	Non-Qualified: $5,000	Qualified: $1,500	Non-Qualified: $5,000	Qualified: $1,500

Free Withdrawals(5):	10% of your account value each account year, non-cumulative.		10% of your account value each account year, non-cumulative.		10% of your account value each account year, cumulative to a maximum 30%.

Nursing Home Waiver — Waiver of Early Withdrawal Charge:	Not Available		Available		Available

(1)          See “Fee Table” and “Fees.”

(2)          See “Death Benefit.”  If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death.  See “Premium Bonus Option—Forfeiture.”

(3)          When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package.  See “Death Benefit.”  Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

(4)          See “Purchase and Rights.”

(5)          See “Fees.”

Premium Bonus Option.  At the time of application you may elect the premium bonus option.  Once elected it may not be revoked.  If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year.  The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment.  See “Premium Bonus Option.”

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts.  This charge will also be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option.  See “Fee Table” and “Fees.”

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

•                  If you exercise your free look privilege and cancel your contract.  See “Premium Bonus Option—Forfeiture” and “Right to Cancel.”

•                  If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death.  See “Premium Bonus Option—Forfeiture” and “Death Benefit—Premium Bonus.”

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•                  Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years.  See “Premium Bonus Option—Forfeiture” and “Withdrawals.”

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you.  Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option.  See “Premium Bonus Option—Suitability.”  Your sales representative can help you decide if the premium bonus option is right for you.

Transferability.  You may transfer from one option package to another.

•                  Transfers must occur on an account anniversary.

•                  A written request for the transfer must be received by us within 60 days of an account anniversary.

•                  Certain minimum account values must be met.

See “Transfers Between Option Packages.”

Free Look/Right to Cancel.  You may cancel your contract within ten days (some states allow you more than ten days) of receipt.  See “Right to Cancel.”

Death Benefit.  Your beneficiary may receive a financial benefit in the event of your death prior to the income phase.  The amount of the death benefit will depend upon the option package selected. See “Death Benefit.”  Any death benefit during the income phase will depend upon the income phase payment option selected.  See “The Income Phase.”

Withdrawals.  During the accumulation phase you may withdraw all or part of your account value.  Certain fees, taxes and early withdrawal penalties may apply.  In addition, the Tax Code restricts full and partial withdrawals in some circumstances.  See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options.  These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase.  See “Systematic Distribution Options.”

Fees and Expenses.  Certain fees and expenses are deducted from the value of your contract.  The fees and expenses deducted may vary depending upon the option package you select.  See “Fee Table” and “Fees.”

Taxation.  You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn.  Tax-qualified retirement arrangements (e.g., IRAs ) also defer payment of taxes on earnings until they are withdrawn.  If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement.  However, annuities do provide other features and benefits which may be valuable to you.  You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution.  Tax penalties may apply in some circumstances.  See “Taxation.”

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Use of an Annuity Contract in an IRA or other Qualified Plan.  Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn.  However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment.  However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you.  You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity.  See “Purchase and Rights.”

CONTRACT PHASES

I. The Accumulation Phase  (accumulating dollars under your contract)

STEP 1:  You provide us with your completed application and initial purchase payment.  We establish an account for you and credit that account with your initial purchase payment.  If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2:  You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

•                  Fixed Interest Options; or

•                  Variable Investment Options.  (The variable investment options are the subaccounts of Separate Account B. Each one invests in a specific mutual fund.)

STEP 3:  Each subaccount you select purchases shares of its assigned fund.

II. The Income Phase  (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available.  The contract offers several income phase payment options (see “The Income Phase”).  In general, you may:

•                  Receive income phase payments for a specified period of time or for life;

•                  Receive income phase payments monthly, quarterly, semi-annually or annually;

•                  Select an income phase payment option that provides for payments to your beneficiary; or

•                  Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.  The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options.  State premium taxes may also be deducted.  See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

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Maximum Transaction Fees

Early Withdrawal Charge

(As a percentage of payments withdrawn.)

Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Annual Maintenance Fee	$30.00	(1)
Transfer Charge	$10.00	(2)

(1)          The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees — Transaction Fees — Annual Maintenance Fee.”

(2)          We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See “Fees — Transaction Fees — Transfers” for additional information.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

If You Do Not Elect the Premium Bonus Option

All Account
Years
Option Package I
Mortality and Expense Risk Charge	0.80%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.40%

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If You Elect the Premium Bonus Option

	Account Years	After the 7th
	1–7	Account Year
Option Package I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.45%	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.75%	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.90%	1.40%

If You Elect the Premium Bonus Option and Invest in the GET Fund*

		After the 7th
	Account Years	Account
	1–7	Year
Option Package I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	1.95%	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.25%	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.40%	1.40%

*                 The GET Fund guarantee charge applies during each five-year guarantee period to amounts invested in the GET Fund investment option only.  See “Investment Options — Variable Investment Options” for additional information.  Effective June 21, 2007, no new series of the GET Fund are available.

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Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract.  More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees(1), and other expenses):	0.53%	2.58%

(1)          The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company.  The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets.  Any such fees deducted from fund assets are disclosed in the fund prospectuses.  The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates.  These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees — Fund Expenses” for additional information.

Examples:

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts.  These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.  The examples assume that you invest $10,000, in the Contract for the time periods indicated.  The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)  If you surrender your contract at the end of the applicable time period: *

1 year	3 years	5 years	10 years
$1,152	$1,861	$2,580	$4,465

2)  If you annuitize at the end of the applicable time period: **

1 year	3 years	5 years	10 years
$452	$1,361	$2,280	$4,465

3)  If you do not surrender your contract:

1 year	3 years	5 years	10 years
$452	$1,361	$2,280	$4,465

*                 This example reflects deduction of an early withdrawal charge using the early withdrawal charge schedule that applies to all contracts, including Roth IRA contracts issued after September 19, 2000.

**          This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start.  In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

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Fund Fee Information

The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund.  Fund fees are one factor that impacts the value of a fund share.  Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company.  The percentage paid may vary from one fund company to another.  For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets.  Any such fees deducted from fund assets are disclosed in the fund prospectuses.  The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates.  These additional payments may also be used by the Company to finance distribution.  These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.  Please see “Fees — Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers.  Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.  Investment management fees are apportioned between the affiliated investment adviser and subadviser.  This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser.  This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses.  Please see “Fees — Fund Expenses” for more information.

Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information.  In Appendix IV of this prospectus we provide condensed financial information about Separate Account B (the separate account) subaccounts you may invest in through the contract.  The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract for the lowest and highest combination of asset-based charges.  Complete information is available in the Statement of Additional Information.

Financial Statements

The statements of assets and liabilities, the related statements of operations and the statements of changes of Separate Account B and the financial statements of ING USA are included in the Statement of Additional Information.

PURCHASE AND RIGHTS

How to Purchase

Please note that this contract is no longer available to purchase.

•                  Individual Contracts.  In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us.  Upon our approval we will issue you a contract and set up an account for you under the contract.

•                  Group Contracts.  In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics — Contract Distribution”).  You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an

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application and delivering it with your initial purchase payment to that distributor.  Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

•                  Joint Contracts (generally spouses).  For a nonqualified contract, you may participate in a group contract as a joint contract holder.  References to “contract holder” in this prospectus mean both contract holders under joint contracts.  Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision.  You should discuss you decision to purchase a contract with your sales representative.  You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur.  You should take note of the following issues, among others:

1.               Long-Term Investment — This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  Early withdrawals may cause you to incur surrender charges and/or tax penalties.  The value of deferred taxation on earnings grows with the amount of time funds are left in the contract.  You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.               Investment Risk — The value of investment options available under this contract may fluctuate with the markets and interest rates.  You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.               Features and Fees — The fees for this contract reflect costs associated with the features and benefits it provides.  In some cases, you have the option to elect certain benefits that carry additional charges.  As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4.               Exchanges — If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully.  You should consider whether any additional benefits under this contract justify any increased charges that might apply.  Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age.  The maximum issue age for you and the annuitant (if you are not the annuitant) on the date you apply for your account is 80.  Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III.  Therefore, if you are age 75 or over, you may want to consider whether choosing one of these options is in your best interest.  See “Death Benefit” for a description of the calculation of death benefits above certain ages.  The contract may not be available to all issue ages through all broker-dealers.

Your Rights Under the Contract

•                  Individual Contracts.  You have all contract rights.

•                  Group Contracts.  The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract.  You have all other rights to your account under the contract.

•                  Joint Contracts.  Joint contract holders have equal rights under the contract with respect to their account.  All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options.  See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

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Purchase Payment Methods.  The following purchase payment methods are allowed:

•                  One lump sum;

•                  Periodic payments; or

•                  Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice.  If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you.  See “Premium Bonus Option — Suitability.”

Purchase Payment Amounts.

The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

	Option Package I		Option Package II		Option Package III
Minimum Initial Purchase Payment	Non-Qualified:	Qualified:*	Non-Qualified:	Qualified:*	Non-Qualified:	Qualified:*
	$15,000	$1,500	$5,000	$1,500	$5,000	$1,500

*The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time).  A purchase payment of more than $1,000,000 will be allowed only with our consent.

Reduction of Purchase Payment Amounts.  In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract.  Whether such a reduction is available will be based on consideration of each of the following factors:

•                  The size and type of the prospective group, if any, to which the reduction would apply;

•                  The method and frequency of purchase payments to be made under the contract; and

•                  The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person.  We will make any such reduction according to our own rules in effect at the time the purchase payment is received.  We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application.  We must accept or reject your application within two business days of receipt.  If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days.  We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission.  If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments.  In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it.  Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

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Allocating Purchase Payments to the Investment Options.  We will allocate your purchase payments among the investment options you select.  Allocations must be in whole percentages and there may be limits on the number of investment options you may select.  When selecting investment options you may find it helpful to review the “Investment Options” section.

Other Contracts.  We and our affiliates offer various other products with different features and terms than the contracts, and that may offer some or all of the same subaccounts.  These products have different benefits, fees and charges, and may or may not better match your needs.  You should be aware that these are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

RIGHT TO CANCEL

When and How to Cancel.  You may cancel your contract within ten days of receipt (some states allow you more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

Refunds.  We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal your account value.  This means that you will bear the entire investment risk for amounts allocated among the subaccounts, including applicable fund and contract fees and charges.  Consequently, the amount refunded could be less than the amount you paid into the contract.  Any premium bonus credited to your account will also be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus.  If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION

Election.  At the time of application you may elect the premium bonus option.  Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

Premium Bonus Amount.  If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year.  The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment.  The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

Premium Bonus Option Charge.  In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts.  This charge will also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option.  Under certain contracts, the premium bonus option charge may be reduced or eliminated.  See “Fees — Reduction or Elimination of Certain Fees.”

After the seventh account year you will no longer pay the premium bonus option charge.  We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested.  The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value.  See “Your Account Value.”

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Forfeiture.  In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

•                  If you exercise your free look privilege and cancel your contract.  See “Right to Cancel.”

•                  If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death.  See “Death Benefit — Premium Bonus.”

•                  Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years.  The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year.  See “Withdrawals.”

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

Date	Purchase Payment	Premium Bonus	Account Value	Withdrawal Amount	Explanation
May 2, 2007	$100,000	$4,000	$104,000	—	You make a $100,000 initial purchase payment and we credit your account with a 4% ($4,000) premium bonus. Your beginning account value equals $104,000.

May 2, 2010	—	—	$120,000	$30,000

Assume that your account value grows to $120,000 over the next three years and you request a $30,000 withdrawal. $18,000 of that $30,000 will be subject to an early withdrawal charge ($30,000 minus $12,000 (the 10% free withdrawal amount, see “Fees — Free Withdrawals”)) and you would pay a $1,080 early withdrawal charge (6% of $18,000). Additionally, because $18,000 is 18% of the $100,000 purchase payment made in the first account year, 18% of your $4,000 premium bonus, or $720, would be forfeited.*

*      This example assumes that either Option Package I or II has been in effect since you purchased the contract.  If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal.  See “Fees — Free Withdrawals.”  Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

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Suitability.  If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you.  Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments.  Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account.  Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option.  When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited.  Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus.  Your sales representative can help you decide if the premium bonus option is right for you.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options.  These options are called subaccounts.  The subaccounts are within Separate Account B (the separate account), a separate account of the Company.  Each subaccount invests in a specific mutual fund.  You do not invest directly in or hold shares of the funds.

Mutual Fund (Fund) Descriptions.  We provide brief descriptions of the funds in Appendix III.  Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives.  You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing.  Please refer to the funds prospectuses for this and additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds.  Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency.  Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940.  Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in “Contract Overview—Questions:  Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.”  Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.  Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance.  You should periodically review these factors to determine if you need to change your investment strategy.

ING GET U.S. Core Portfolio (formerly known as, and referred to herein as, “GET Fund”).  A GET Fund series may be available during the accumulation phase of the Contract.  We make a guarantee, as described below, when you allocate money into a GET Fund series.  Each GET Fund series has an offering period of six months which precedes the guarantee period.  The GET Fund investment option may not be available under your Contract or in your state.  Effective June 21, 2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series.  The Company makes a guarantee when you direct money into a GET Fund series.  We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series.  If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference.  This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series.  The value of dividends and distributions made by the GET Fund series throughout the

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guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request.  The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.  The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series.  This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts.  If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits.  If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

Fixed Interest Options.  If available in your state, the ING USA Guaranteed Account (the “Guaranteed Account”) offers certain guaranteed minimum interest rates for a stated period of time.  Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied.  The market value adjustment may be positive or negative.  The Fixed Account guarantees payment of the minimum interest rate specified in the contract.  The Fixed Account is only available in certain states.  For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.  To obtain a copy of the Guaranteed Account prospectus, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

Selecting Investment Options

•                  Choose options appropriate for you.  Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

•                  Understand the risks associated with the options you choose.  Some subaccounts invest in funds that are considered riskier than others.  Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds.  For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly.  Also, funds using derivatives in their investment strategy may be subject to additional risks.

•                  Be informed.  Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options.  Some funds or fixed interest options may be unavailable through your contract or in your state.  We may add funds, or withdraw or substitute funds available when you purchased your contract, subject to the conditions in your contract and compliance with regulatory requirements.  In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.

Limits on How Many Investment Options You May Select.  Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract.  For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding).  “Shared funding” occurs when shares of a fund, which the subaccounts buy for the contracts, are also bought by other insurance companies for their variable insurance contracts.

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“Mixed funding” occurs when shares of a fund, which the subaccounts buy for the contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

•                  Shared—bought by more than one company

•                  Mixed—bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund.  For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease.  Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts.  During the accumulation phase we allow you 12 free transfers each account year.  We reserve the right to charge $10 for each additional transfer.  We currently do not impose this charge.  During the income phase we allow you four free transfers each account year.  We reserve the right to charge $10 for each additional transfer.  We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment.  Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed.  Transfers must be made in accordance with the terms of your contract.

Transfer Requests.  Requests may be made in writing, by fax or telephone or, when available, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers.  Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•                  Increased trading and transaction costs;

•                  Forced and unplanned portfolio turnover;

•                  Lost opportunity costs; and

•                  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance.  Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy.  We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy.  Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•                  Meets or exceeds our current definition of Excessive Trading, as defined below; or

•                  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

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We currently define Excessive Trading as:

•                  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”).  This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•                  Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

•                  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•                  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•                  Purchases and sales of fund shares in the amount of $5,000 or less;

•                  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•                  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit  (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”).  Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges.  According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity.  A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months.  Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail.  Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred.  During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible.  A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored.  We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges.  A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is

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disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy.  We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements.  If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity.  If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund.  We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.  All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract.  Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy.  Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you.  In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy.  This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars.  The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures.  To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures.  These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (“PIN”) to execute transactions.  You are responsible for keeping your PIN and account information confidential. Please be advised that the risk of a fraudulent transaction is increased with telephone or electronic transaction (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.  If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions.  We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine.  If a loss occurs when we rely on such instructions, you will bear the loss.

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The Dollar Cost Averaging Program.  Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.  Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts.  A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program.  If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option.  In either case a market value adjustment will apply.  See Appendix I for more information about dollar cost averaging from the Guaranteed Account.  If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to a money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market.  You should consider your financial ability to continue purchases through periods of low price levels.  There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year.  For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview — Questions: Contacting the Company.”  In certain states, purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program.  Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected.  Only account values invested in the subaccounts may be rebalanced.  We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market.  There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year.  Account rebalancing is subject to any fund purchase restrictions, however.  You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “Contract Overview — Questions: Contacting the Company.”

TRANSFERS BETWEEN OPTION PACKAGES

You may transfer from one option package to another.

•                  Transfers must occur on an account anniversary.

•                  A written request for the transfer must be received by us within 60 days of an account anniversary.

•                  The following minimum account values need to be met on the date of transfer:

	Transfers to Option Package I		Transfers to Option Packages II or III
Minimum Account Value	Non-Qualified: $15,000	Qualified: $1,500	Non-Qualified: $5,000	Qualified: $1,500

•                  You will receive a new contract schedule page upon transfer.

•                  Only one option package may be in effect at any time.

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Transfers to Option Package I	Transfers to Option Package II	Transfers to Option Package III

Death Benefit(1):

The sum of all purchase payments made, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date, will continue to be calculated from the account effective date.

•     The “step-up value” under Option Packages II and III will terminate on the new schedule effective date.

•     The “roll-up value” under Option Package III will terminate on the new schedule effective date.

Death Benefit(1):

•        The sum of all purchase payments made, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date, will continue to be calculated from the account effective date.

•        If transferring from Option Package I, the “step-up value” will be calculated beginning on the new schedule effective date.

•        If transferring from Option Package III, the “step-up value” will continue to be calculated from the date calculated under Option Package III.

•        The “roll-up value” under Option Package III will terminate on the new schedule effective date.

Death Benefit(1):

•           The sum of all purchase payments made, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date, will continue to be calculated from the account effective date.

•           If transferring from Option Package I, the “step-up value” will be calculated beginning on the new schedule effective date.

•           If transferring from Option Package II, the “step-up value” will continue to be calculated from the date calculated under Option Package II.

•           The “roll-up value” will be calculated beginning on the new schedule effective date.

Nursing Home Waiver(2): • The availability of the waiver of the early withdrawal charge under the Nursing Home Waiver will terminate on the new schedule effective date.

Nursing Home Waiver(2):

•      If transferring from Option Package I, the waiting period under the Nursing Home Waiver will begin to be measured from the new schedule effective date.

•      If transferring from Option Package III, the waiting period will have been satisfied on the new schedule effective date.

Nursing Home Waiver(2):

•           If transferring from Option Package I, the waiting period under the Nursing Home Waiver will begin to be measured from the new schedule effective date.

•           If transferring from Option Package II, the waiting period will have been satisfied on the new schedule effective date.

Free Withdrawals(3): • If transferring from Option Package III, any available free withdrawal amount in excess of 10% will be lost as of the new schedule effective date.	Free Withdrawals(3): • If transferring from Option Package III, any available free withdrawal amount in excess of 10% will be lost as of the new schedule effective date.	Free Withdrawals(3): • The cumulative to 30% available free withdrawal amount will begin to be calculated as of the new schedule effective date.

(1) See “Death Benefit.”

(2) See “Fees—Nursing Home Waiver.”

(3) See “Fees—Free Withdrawals.”

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FEES

The following repeats and adds to information provided in the “Fee Table” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge.  In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw.  The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules

(As a percentage of payments withdrawn.)

Years from Receipt of	Early
Purchase Payment	Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Purpose.  This is a deferred sales charge.  It reimburses us for some of the sales and administrative expenses associated with the contract.  If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out.  The early withdrawal charge is calculated separately for each purchase payment withdrawn.  For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples:  Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn.  There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals.  There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date.  Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

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Waiver.  The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

•                  Used to provide income phase payments to you;

•                  Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;

•                  Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

•                  Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”);

•                  Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

•                  If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see “Systematic Distribution Options”)); or

•                  Paid upon termination of your account by us (see “Other Topics — Involuntary Terminations”).

Nursing Home Waiver.  Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

•                  More than one account year has elapsed since the schedule effective date;

•                  The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and

•                  The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two-week period immediately preceding or following the schedule effective date.  It will also not apply to contracts where prohibited by state law.

Annual Maintenance Fee

Maximum Amount.  $30.00

When/How.  Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal.  It is deducted proportionally from each investment option.

Purpose.  This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

Elimination.  We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

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Transfer Charge

Amount.  During the accumulation phase we currently allow you 12 free transfers each account year.  We reserve the right to charge $10 for each additional transfer.  We currently do not impose this charge.

Purpose.  This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees

If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate.  Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.  For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount.  During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III
0.80%	1.10%	1.25%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “The Income Phase- Charges Deducted.”

When/How.  We deduct this charge daily from the subaccounts corresponding to the funds you select.  We do not deduct this charge from any fixed interest option.

Purpose.  This charge compensates us for the mortality and expense risks we assume under the contract.

•                  The mortality risks are those risks associated with our promise to provide a death benefit and make lifetime income phase payments based on annuity rates specified in the contract.

•                  The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss.  We may use any excess to recover distribution costs relating to the contract and as a source of profit.  We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount.  During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III
0.15%	0.15%	0.15%

There is currently no administrative expense charge during the income phase.  We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

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When/How.  If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.  We do not deduct this charge from the fixed interest options.  If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose.  This charge helps defray our administrative expenses.

Premium Bonus Option Charge.

Maximum Amount.  0.50%, but only if you elect the premium bonus option.

When/How.  We deduct this charge daily from the subaccounts corresponding to the funds you select.  We may also deduct this charge from amounts allocated to the fixed interest options.  This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase.  See “Premium Bonus Option — Premium Bonus Option Charge.”

Purpose.  This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year.

ING GET U.S. Core Portfolio Guarantee Charge.  Effective June 21, 2007, no new series of the GET Fund are available.

Maximum Amount.  0.50%, but only if you elect to invest in the GET Fund investment option.

When/How.  We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

Purpose.  This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount.  See “Investment Options-Variable Investment Options.”

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge.  Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

•                  The size and type of group to whom the contract is issued;

•                  The amount of expected purchase payments;

•                  A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

•                  The type and frequency of administrative and sales services provided; or

•                  The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued.  We reserve the right to change these rules from time to time.  The right to reduce or eliminate any of these fees may be subject to state approval.

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FUND EXPENSES

As shown in the fund prospectuses and described in the “Fund Fee Information” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund.  In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund.  Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares.  For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract.  This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our policies.  Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate.  Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue.  Finally, assets allocated to unaffiliated funds generate the least amount of revenue.  The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds.  Affiliated funds are (a) funds managed by Directed Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate; and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

•                  A share of the management fee deducted from fund assets;

•                  Service fees that are deducted from fund assets;

•                  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and

•                  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization.  In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser.  Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds.  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company.  Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

•                  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

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•                  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials.  These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus.  These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the company or its affiliates in 2008, that ranking would be as follows:

•                  BlackRock Variable Series Funds, Inc.

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings.  In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings.  In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits.  These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.”  These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest.  These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well.  The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds.  The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.  For more information, please see “Other Contract Provisions — Selling the Contract.”

PREMIUM AND OTHER TAXES

Maximum Amount.  Some states and municipalities charge a premium tax on annuities.  These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How.  We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law.  For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account.  See “Taxation.”

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YOUR ACCOUNT VALUE

During the accumulation phase your account value at any given time equals:

•                  The current dollar value of amounts invested in the subaccounts; plus

•                  The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units.  When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Separate Account B subaccount corresponding to that fund.  The subaccount invests directly in the fund shares.  The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV).  The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV.  The AUV varies daily in relation to the underlying fund’s investment performance.  The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET U.S. Core Portfolio subaccount only, the GET Fund guarantee charge.  We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation.  We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time).  At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount.  The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor.  The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate.  The net investment rate is computed according to a formula that is equivalent to the following:

•                  The net assets of the fund held by the subaccount as of the current valuation; minus

•                  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•                  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•                  The total value of the subaccount’s units at the preceding valuation; minus

•                  A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the GET fund.  See “Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration.  As a hypothetical illustration, assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B.  Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B.  Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1:  You make an initial purchase payment of $5000.

Step 2:

A.           You direct us to invest $3,000 in Fund A.  The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B.             You direct us to invest $2,000 in Fund B.  The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3:  The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account.  If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.”  Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order.  The AUV will vary day to day.

WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making A Withdrawal

•                  Select the withdrawal amount.

(1)          Full Withdrawal:  You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.

(2)          Partial Withdrawal (Percentage or Specified Dollar Amount):  You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account.  However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus.  See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

•                  Select investment options.  If you do not specify this, we will withdraw dollars from each investment option in which you have account value in the same proportion as that value bears to your total account value.

•                  Properly complete a disbursement form and deliver it to our Customer Service Center.

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Calculation of Your Withdrawal.  We determine your account value every normal business day after the close of the New York Stock Exchange.  We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer Service Center.

Delivery of Payment.  Payments for withdrawal requests will be made in accordance with SEC requirements.  Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

Reinstating a Full Withdrawal.  Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal.  We must receive any reinstated amounts within 60 days of the withdrawal.  We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal.  We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated.  We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal.  We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement.  We will reinstate in the same investment options and proportions in place at the time of withdrawal.  If you withdraw amounts from a series of the ING GET U.S. Core Portfolio and then elect to reinstate them, we will reallocate your GET amounts among other investment options in which you invested on a pro-rata basis.  Previously, we would have reinstated them in a GET Fund series that was then accepting deposits.  However, since June 21, 2007, no new series of the GET Fund are available.  The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus).  We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld.  Seek competent advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase.

Features of a Systematic Distribution Option

A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase.  By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

The following systematic distribution options may be available:

•                  SWO—Systematic Withdrawal Option.  SWO is a series of automatic partial withdrawals from your account based on a payment method you select.  Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

•                  ECO—Estate Conservation Option.  ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.  Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year.  ECO is not available under nonqualified contracts.  An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

•                  LEO—Life Expectancy Option.  LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary.  It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72.  See “Taxation.”

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Other Systematic Distribution Options.  We may add additional systematic distribution options from time to time.  You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview—Questions:  Contacting the Company.”

Systematic Distribution Option Availability.  Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees — Early Withdrawal Charge — Free Withdrawals.”  If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option.  To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or our Customer Service Center at the number listed in “Contract Overview—Questions:  Contacting the Company.”

Terminating a Systematic Distribution Option.  You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation.  When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections.  Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences.  If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase.  For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand:  Account Year/Account Anniversary:  A period of 12 months measured from the date we established your account and each anniversary of this date.  Account anniversaries are measured from this date.

Annuitant(s):  The person(s) on whose life or life expectancy(ies) the income phase payments are based.

Beneficiary(ies):  The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date:  The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at our Customer Service Center.  Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your):  The contract holder of an individually owned contract or the certificate holder of a group contract.  The contract holder and annuitant may be the same person.

Schedule Effective Date:  The date an option package and benefits become effective.  The initial schedule effective date equals the date we established your account.  Thereafter, this date can occur only on an account anniversary.

During the Accumulation Phase

When is a Death Benefit Payable?  During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies.  If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives the Death Benefit?  If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries.  However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder.  In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving

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joint contract holder.  The surviving joint contract holder may change the beneficiary designation.  If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary.  You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview—Questions: Contacting the Company.”

Death Benefit Amount.  The death benefit depends upon the option package in effect on the date the annuitant dies.

	Option Package I	Option Package II	Option Package III
Death Benefit on Death of the Annuitant:	The greater of: (1) The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or (2) The account value* on the claim date.

The greatest of:

(1)          The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or

(2)          The account value* on the claim date; or

(4)          The “step-up value”* (as described below) on the claim date.

The greatest of:

(1)          The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or

(2)          The account value* on the claim date; or

(3)          The “step-up value”* (as described below) on the claim date; or

(4)          The “roll-up value”* (as described below) on the claim date.

*           For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death.  See “Premium Bonus Option—Forfeiture.”

Step-up Value.  On the schedule effective date, the step-up value is equal to the greater of:

•                  The account value; or

•                  The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

•                  The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or

•                  The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

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For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death.  See “Premium Bonus Option—Forfeiture.”

Roll-up Value.  On the schedule effective date, the roll-up value is equal to the account value.  Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.  The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant’s 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant’s 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.  On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death.  See “Premium Bonus Option—Forfeiture.”

Adjustment.  For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar.  The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

Death Benefit Greater than the Account Value.  Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected.  The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable).  The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.  Unless the beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature.  The beneficiary may access death benefit proceeds at any time without penalty.  Interest earned on this account may be less than interest paid on other settlement options.

Death Benefit Amounts in Certain Cases

If a Spousal Beneficiary Continues the Account Following the Death of the Contract Holder/Annuitant.  If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant.  The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary.  The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

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The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1)          In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder’s/ annuitant’s death shall be treated as the spousal beneficiary’s initial purchase payment;

(2)          In calculating the step-up value, the step-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial step-up value; and

(3)          In calculating the roll-up value, the roll-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the initial roll-up value.

If the Contract Holder is not the Annuitant.  Under nonqualified contracts only, the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies.  In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment.  An early withdrawal charge may apply to any full or partial payment of this death benefit.

Because the death benefit in these circumstances equals the account value, plus or minus any market value adjustment, a contract holder who is not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change.  The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary’s death shall be determined under the option package then in effect.

Guaranteed Account.  For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

Death Benefit—Methods of Payment

For Qualified Contracts.  Under a qualified contract, if the annuitant dies the beneficiary may choose one of the following three methods of payment:

•                  Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules).  See “Taxation Minimum Distribution Requirements”;

•                  Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

•                  Elect SWO, ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option.  If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop.  The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules.  If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements.  Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9).  See “Taxation.”

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For Nonqualified Contracts.

(1)          If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder.  In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a)          Continue the contract in the accumulation phase;

(b)         Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c)          Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2)          If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).  See “Taxation.”

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Taxation.”

(3)          If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above.  If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option.  If the contract holder or annuitant dies and payments were made under SWO, payments will stop.  A beneficiary, however, may elect to continue SWO.

Taxation.  In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments.  Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code.  See “Taxation.”

THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments.  At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

•                  Payment start date;

•                  Income phase payment option (see the income phase payment options table in this section);

•                  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

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•                  Choice of fixed, variable or a combination of both fixed and variable payments; and

•                  Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments.  Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts?  Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments.  Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments.  Amounts funding your variable income phase payments will be held in the subaccount(s) you select.  Not all subaccounts available during the accumulation phase may be available during the income phase.  Payment amounts will vary depending upon the performance of the subaccounts you select.  For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate.  If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%.  If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees.  Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected.  For more information about selecting an assumed net investment rate, call us for a copy of the SAI.  See “Contract Overview—Questions:  Contacting the Company.”

Minimum Payment Amounts.  The income phase payment option you select must result in:

•                  A first income phase payment of at least $50; and

•                  Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.  Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments.  Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)          The first day of the month following the annuitant’s 85th birthday; or

(b)         The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option.  Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences.  You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

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For qualified contracts only, income phase payments may not extend beyond:

(a)          The life of the annuitant;

(b)         The joint lives of the annuitant and beneficiary;

(c)          A guaranteed period greater than the annuitant’s life expectancy; or

(d)         A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Taxation” for further discussion of rules relating to income phase payments.

Charges Deducted.

•                  If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts.  Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks.  The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts.  See “Fees—Mortality and Expense Risk Charge.”

•                  There is currently no administrative expense charge during the income phase.  We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.  If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.  If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.  See “Fees—Administrative Expense Charge.”

•                  If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge.  We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select.  If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates.  See “Fees—Premium Bonus Option Charge.”

Death Benefit during the Income Phase.  The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below.  If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center.  Unless the beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature.  The beneficiary may access death benefit proceeds at any time without penalty.  Interest earned on this account may be less than interest paid on other settlement options.  If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right.  We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights.  A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder.  If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase.  You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase.  Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you

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should consult with a qualified tax adviser before electing this option.  The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation.  To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code.  Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations.  See “Taxation” for additional information.

Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase.  We may offer additional income phase payment options under the contract from time to time.  Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s):  The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies):  The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Life Income

Length of Payments:  For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.

Death Benefit—None: All payments end upon the annuitant’s death.

Life Income—Guaranteed Payments

Length of Payments:  For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years or as otherwise specified in the contract.

Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income—Two Lives

Length of Payments:  For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.

Continuing Payments: When you select this option you choose for:

(a)          100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

(b)         100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit—None: All payments end upon the death of both annuitants.

Life Income—Two Lives—Guaranteed Payments

Length of Payments:  For as long as either annuitant lives, with payments guaranteed from 5 to 30 years or as otherwise specified in the contract.

Continuing Payments:  100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit—Payment to the Beneficiary:  If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income—Cash Refund Option (limited availability—fixed payments only)

Length of Payments:  For as long as the annuitant lives.

Death Benefit—Payment to the Beneficiary:  Following the annuitant’s death, we will pay a lump sum payment equal to the amount originally applied to the income phase payment option (less any applicable premium tax) and less the total amount of income payments paid.

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Lifetime Income Phase Payment Options (Cont.)

Life Income—Two Lives—Cash Refund Option (limited availability—fixed payments only)

Length of Payments:  For as long as either annuitant lives.

Continuing Payments:  100% of the payment to continue after the first death.

Death Benefit—Payment to the Beneficiary:  When both annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any applicable premium tax) and less the total amount of income payments paid.

Nonlifetime Income Phase Payment Option

Nonlifetime—Guaranteed Payments

Length of Payments:  You may select payments for 5 to 30 years (15 to 30 years if you elected the premium bonus option). In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit—Payment to the Beneficiary:  If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment:  If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees—Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.

Calculation of Lump-Sum Payments:  If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or 5% assumed net investment rate used for variable payments).

FEDERAL TAX CONSIDERATIONS

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract.  Federal income tax treatment of the contract is complex and sometimes uncertain.  You should keep the following in mind when reading it:

Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice.  For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

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Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Contributions

You may not deduct the amount of your contributions to a non-qualified contract.

Taxation of Gains Prior to Distribution

Tax Code Section 72 governs taxation of annuities in general.  We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin.  This assumes that the Contract will qualify as an annuity contract for federal income tax purposes.  For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution.  In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification.  Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law.  The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested.  If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control.  Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets.  In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.  Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts.  The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions.  In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death.  The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued.  When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract.  If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income.  Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year.  There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract.  When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

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Delayed Annuity Starting Date.  If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes.  In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General.  When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time.  Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax.  A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income.  In general, however, there is no penalty on distributions:

made on or after the taxpayer reaches age 59½;
made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
attributable to the taxpayer’s becoming disabled as defined in the Tax Code;

made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code.  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.  A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges.  Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis.  In such instance, the “investment in the contract” in the old contract will carry over to the new contract.  You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
Then, from any remaining “income on the contract;” and
Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free.  Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments (annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the partial exchange.  If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty.  A taxable event may be avoided if requirements identified as a qualifying event are satisfied.  We are not responsible for the manner in which any other insurance company, for tax reporting purposes,

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or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange.  We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 12 months with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments.  Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income.  The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

The tax treatment of partial annuitizations is unclear.  We currently treat any partial annuitizations as withdrawals rather than as annuity payments.  Please consult your tax adviser before electing a partial annuitization.

Death Benefits.  Amounts may be distributed from a Contract because of your death or the death of the annuitant.  Generally, such amounts are includible in the income of the recipient as follows:  (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.  Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

After you begin receiving annuity payments under the Contract; or
Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed by August 31, 2013. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.  Certain charges are imposed with respect to the death benefit.  It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers.  A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein.  The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution.  Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities.  Under Section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently.  While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would

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have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts.  Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e).  In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding.  We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld.  Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect.  The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages.  In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments.  Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  In some states, you may elect out of state withholding, even if federal withholding applies.  If you need more information concerning a particular state or any required forms, please contact our Customer Service Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General

The Contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”).  The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself.  The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status.  Special favorable tax treatment may be available for certain types of contributions and distributions.  In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.  Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract.  No attempt is made to provide more than general information about the use of the Contracts with qualified plans.  Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract.  The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law.  Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation.  The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

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Tax Deferral

Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn.  However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself.  Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you.  You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans.  Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees.  These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans.  Employers intending to use the Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”).  Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities.  Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”).  IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.  Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan.  Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA.  If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period.  Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs.  Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA.  Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA.  Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period.  A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS.  The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities.  The contracts are no longer available for purchase as Tax Code section 403(b) tax-sheltered annuities.  Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009.  Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts;

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and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code.  You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions — General

Certain tax rules apply to distributions from the Contract.  A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds.  We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans.  Distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

a required minimum distribution under Tax Code Section 401(a)(9);
a hardship withdrawal;
otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
You have separated from service with the sponsor at or after age 55;
The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;

You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code.  The Tax Code may provide other exceptions or impose other penalties in other circumstances.

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Individual Retirement Annuities.  All distributions from an IRA are taxed as received unless either one of the following is true:

The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings.  A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans.  Distributions from your contract are subject to the requirements of Code Section 403(b), the Treasury Regulations, and, if applicable, the Plan under which the assets in your contract are covered.  In accordance with Code Section 403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options) from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Code Section 403(b) and the Treasury Regulations,  you in a form acceptable to us and necessary for us to administer your contract in accordance with Code Section 403(b) the Treasury Regulations, and, if applicable, the Plan.

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All distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

A required minimum distribution under Tax Code section 401(a)(9);
A hardship withdrawal;
Otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred.  In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary.  In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma.  The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans.  In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period.  A recipient of a qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences.  Other relief may also apply.  You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code.  These rules may dictate the following:

Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.

Start Date and Time Period.  Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½.  We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

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Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts.  The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9).  The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax.  If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime.  Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs Only).  Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions.  Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death.  Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death.  For example, if you died on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011.  However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries.  If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary.  If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

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401(a), 401(k), Roth 401(k), 403(a) and 403(b).  Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding.  However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs.  Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAS and Roth IRAs.  The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances.  Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans.  Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

A plan participant as a means to provide benefit payments;
An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
The Company as collateral for a loan.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.  It is possible that the IRS could characterize such a death benefit as an incidental death benefit.  In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions.  Finally, certain charges are imposed with respect to some of the available death benefits.  It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means.  It is also possible that any change could be retroactive (that is, effective before the date of the change).  You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Taxation of Company

We are taxed as a life insurance company under the Tax Code.  The Separate Account is not a separate entity from us.  Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts.  Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts.  In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes.  However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account.  In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes.  We may deduct this amount from the separate account, including from your account

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value invested in the subaccounts.

OTHER TOPICS

Separate Account B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on July 14, 1988.  It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.  The Separate Account B is a separate investment account used for our variable annuity contracts.  We own all the assets in the Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts.  The subaccounts invest directly in the shares of a pre-assigned underlying fund.  Each underlying fund has its own distinct investment objectives and policies.  Income, gains and losses, realized or unrealized, of an underlying fund are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company.  Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company.  They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B.  If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account.  We are obligated to pay all benefits and make all payments provided under the contract.

We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus.  Separate Account B may also invest in other investment portfolios which are not available under your contract.

The Company

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973.  ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands.  ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia.

Although we area subsidiary of ING, ING is not responsible for the obligations under the Contract.  The obligations under the Contract are solely the responsibility of ING USA.  Lion Connecticut is the holding company for Directed Services LLC, the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests.  ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry.  In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters.  Federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries.  These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure.  The Company and certain of its U.S.

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affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information.  Some of these matters could result in regulatory action involving the Company.  These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.  In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues.  Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products.  This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products.  The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing.  Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed.  The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability.  It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.  Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation.  Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities.  Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code.  (See “Federal Tax Considerations” for further discussion of some of these requirements.)  Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment.  In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration.  Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Selling the Contract

Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts.  Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales.

49

Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”).  Selling firms are also registered with the SEC and are FINRA member firms.

The following is a list of broker/dealers that are affiliated with the Company:

•	Bancnorth Investment Group, Inc.	•	ING Funds Distributor, LLC
•	Directed Services LLC	•	ING Investment Advisors, LLC
•	Financial Network Investment Corporation	•	ING Investment Management Services LLC
•	Guaranty Brokerage Services, Inc.	•	Multi-Financial Securities Corporation
•	ING America Equities, Inc.	•	PrimeVest Financial Services, Inc.
•	ING Financial Advisers, LLC	•	ShareBuilder Securities Corporation
•	ING Financial Markets LLC	•	Systematized Benefits Administrators, Inc.
•	ING Financial Partners, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts.  Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative.  This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account.  We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments.  Selling firms may receive commissions of up to 8.0% of premium payments.  In addition, selling firms may receive ongoing annual compensation of up to .50% of all, or a portion, of values of Contracts sold through the firm.  Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices.  Commissions and annual compensation, when combined, could exceed 8.0% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria.  These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors.  Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers.  These amounts may include:

•                  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•                  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives).  These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•                  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products.  We also hold training programs from time to time at our expense;

•                  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products.  We do not hold contests based solely on the sales of this product;

50

•                  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and

•                  Additional cash or noncash compensation and reimbursements permissible under existing law.  This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2008, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	ING Financial Partners, Inc.	14.	Wells Fargo Investments, LLC
2.	Citigroup Global Markets, Inc.	15.	Multi-Financial Securities Corporation
3.	LPL Financial Corporation	16.	Banc of America Investment Services Inc.
4.	ING Financial Partners, Inc. - CAREER	17.	ING Financial Advisers, LLC
5.	Morgan Stanley & Co. Incorporated	18.	Securities America, Inc.
6.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	19.	National Planning Corporation
7.	Wachovia Securities, LLC - Bank	20.	Financial Network Investment Corporation
8.	Chase Investment Services Corporation	21.	Royal Alliance Associates, Inc.
9.	UBS Financial Services, Inc.	22.	Raymond James Financial Services, Inc.
10.	A. G. Edwards & Sons, Inc.	23.	MML Investors Services, Inc.
11.	Wachovia Securities, LLC	24.	Park Avenue Securities, LLC.
12.	Woodbury Financial Services Inc.	25.	Securian Financial Services Inc.
13.	PrimeVest Financial Services, Inc.

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel.  This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.  Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts.  It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

•                  On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

•                  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of

51

the subaccount’s assets; or

•                  During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund.  Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount.  If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes.  We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions, the effect of which could be that a small number of contract owners decide the outcome of a vote.  Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions.  Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

•                  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

•                  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract.  In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes.  If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract.  Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership:  Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center.  An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center.  We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature.  If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure.  Otherwise, we are not responsible for the validity of any assignment.  The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

52

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal.  However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month.  If such right is exercised, you will be given 90 days’ advance written notice.  No early withdrawal charge will be deducted for involuntary terminations.  We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business.  Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.  Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals.  While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial condition. Directed Services LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business.  Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.  Directed Services LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

53

STATEMENT OF ADDITIONAL INFORMATION

You may request an SAI by calling our Customer Service Center at the number listed in “Contract Overview — Questions: Contacting the Company.”

54

APPENDIX A

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2008, including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial Information. Complete information is available in the SAI. Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2008, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

	Separate Account Annual Charges of 0.95%

	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47	$10.00
Value at end of period	$8.11	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47
Number of accumulation units outstanding at end of period	11,818	12,345	16,278	26,508	13,783	7,507	749
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.31
Value at end of period	$8.02
Number of accumulation units outstanding at end of period	157,683
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.00	$13.48	$11.40	$10.15
Value at end of period	$9.25	$13.00	$13.48	$11.40
Number of accumulation units outstanding at end of period	27,505	29,920	34,140	47,910
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73	$10.00
Value at end of period	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73
Number of accumulation units outstanding at end of period	867,530	908,267	905,470	713,743	551,666	327,190	86,387	23,962
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61	$10.00
Value at end of period	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61
Number of accumulation units outstanding at end of period	401,729	429,511	420,104	514,374	519,515	308,618	137,711	26,226
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.03	$12.78	$12.68	$10.07
Value at end of period	$7.45	$14.03	$12.78	$12.68
Number of accumulation units outstanding at end of period	39,823	44,797	38,192	20,678

SDVA

A1

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.16
Value at end of period	$7.21
Number of accumulation units outstanding at end of period	6,595
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14
Value at end of period	$9.04
Number of accumulation units outstanding at end of period	44,947
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.67	$14.17	$12.48	$11.97	$11.01	$10.00
Value at end of period	$8.98	$14.67	$14.17	$12.48	$11.97	$11.01
Number of accumulation units outstanding at end of period	955,255	934,992	897,306	811,729	468,147	61,848
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.46	$14.87	$13.69	$11.96	$10.79	$10.00
Value at end of period	$9.09	$16.46	$14.87	$13.69	$11.96	$10.79
Number of accumulation units outstanding at end of period	1,160,067	1,132,944	1,117,857	946,920	479,213	67,367
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$22.71	$19.20	$16.38	$13.67	$11.64	$10.00
Value at end of period	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64
Number of accumulation units outstanding at end of period	627,231	637,013	593,924	533,978	313,605	40,608
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.24	$12.60	$11.04	$10.00
Value at end of period	$7.71	$13.24	$12.60	$11.04
Number of accumulation units outstanding at end of period	193,360	205,623	141,657	72,996
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.52
Number of accumulation units outstanding at end of period	18,329
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.09	$12.38	$11.67	$10.62
Value at end of period	$7.90	$13.09	$12.38	$11.67
Number of accumulation units outstanding at end of period	191,117	164,463	171,116	117,504
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.36	$12.93	$11.22	$10.98
Value at end of period	$8.56	$13.36	$12.93	$11.22
Number of accumulation units outstanding at end of period	11,162	11,924	15,652	4,666
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.29	$10.08	$10.05
Value at end of period	$6.72	$10.29	$10.08
Number of accumulation units outstanding at end of period	149,933	127,183	77,168

SDVA

A2

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.54	$11.18	$10.26
Value at end of period	$6.95	$11.54	$11.18
Number of accumulation units outstanding at end of period	158,615	112,120	53,296
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.18	$12.26	$10.87	$9.94	$9.72
Value at end of period	$9.31	$13.18	$12.26	$10.87	$9.94
Number of accumulation units outstanding at end of period	133,789	118,427	136,843	144,971	33,385
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.53	$11.33	$10.83	$10.52	$9.93
Value at end of period	$8.99	$12.53	$11.33	$10.83	$10.52
Number of accumulation units outstanding at end of period	45,525	48,061	54,505	56,706	12,323
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.15	$13.36	$12.05	$9.96
Value at end of period	$9.13	$15.15	$13.36	$12.05
Number of accumulation units outstanding at end of period	171,019	187,448	128,496	26,655
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.18
Value at end of period	$6.04
Number of accumulation units outstanding at end of period	434
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.14	$10.96	$10.02
Value at end of period	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	433,035	335,395	172,105
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.92	$12.48
Value at end of period	$7.35	$11.92
Number of accumulation units outstanding at end of period	204,722	168,065
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.64	$10.14
Value at end of period	$6.14	$9.64
Number of accumulation units outstanding at end of period	69,684	62,482
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$12.55	$13.67	$10.87
Value at end of period	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	71,878	44,959	48,430
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$21.31	$16.14	$13.42	$9.56
Value at end of period	$12.45	$21.31	$16.14	$13.42
Number of accumulation units outstanding at end of period	127,955	96,378	59,314	38,316

SDVA

A3

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.26
Value at end of period	$6.09
Number of accumulation units outstanding at end of period	809
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during November 2004)
Value at beginning of period	$19.24	$16.07	$13.19	$11.52	$10.69
Value at end of period	$9.72	$19.24	$16.07	$13.19	$11.52
Number of accumulation units outstanding at end of period	88,500	99,303	22,452	10,207	1,302
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$25.41	$18.52	$13.77	$10.28
Value at end of period	$12.26	$25.41	$18.52	$13.77
Number of accumulation units outstanding at end of period	134,627	135,439	102,809	38,991
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19	$10.00
Value at end of period	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19
Number of accumulation units outstanding at end of period	72,668	88,982	99,336	131,775	110,487	50,682	7,703
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87	$10.00
Value at end of period	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87
Number of accumulation units outstanding at end of period	100,668	113,966	122,935	109,313	85,598	30,406	2,395
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.42	$12.69	$10.67	$10.25
Value at end of period	$7.44	$12.42	$12.69	$10.67
Number of accumulation units outstanding at end of period	251,416	269,279	362,665	380,342
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25	$10.00
Value at end of period	$11.79	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25
Number of accumulation units outstanding at end of period	329,488	359,311	317,079	228,564	150,528	37,732	3,926
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.69	$14.09	$12.93	$11.74	$10.83	$10.00
Value at end of period	$8.23	$13.69	$14.09	$12.93	$11.74	$10.83
Number of accumulation units outstanding at end of period	34,077	44,917	61,704	74,488	74,276	856
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.05	$10.80	$10.24	$9.75	$8.65	$7.12	$8.92	$9.29
Value at end of period	$4.44	$10.05	$10.80	$10.24	$9.75	$8.65	$7.12	$8.92
Number of accumulation units outstanding at end of period	360,035	387,498	415,559	326,967	185,617	132,741	150,754	45,955
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.94
Value at end of period	$10.24
Number of accumulation units outstanding at end of period	33,796

SDVA

A4

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$14.43	$14.11	$12.06	$11.30	$9.70
Value at end of period	$8.32	$14.43	$14.11	$12.06	$11.30
Number of accumulation units outstanding at end of period	222,716	233,875	215,900	156,447	12,182
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.92	$13.52	$11.83	$11.18	$9.86
Value at end of period	$8.74	$13.92	$13.52	$11.83	$11.18
Number of accumulation units outstanding at end of period	827,590	815,264	789,027	469,157	206,983
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.42	$12.95	$11.53	$11.00	$9.93
Value at end of period	$9.10	$13.42	$12.95	$11.53	$11.00
Number of accumulation units outstanding at end of period	865,540	881,404	643,186	493,812	182,642
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$13.01	$12.51	$11.33	$10.86	$9.96
Value at end of period	$9.54	$13.01	$12.51	$11.33	$10.86
Number of accumulation units outstanding at end of period	783,369	639,631	481,270	322,252	80,248
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78	$16.64
Value at end of period	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78
Number of accumulation units outstanding at end of period	1,679,566	818,125	379,225	191,796	298,469	174,559	125,682	10,855
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$15.21	$14.74	$12.66	$12.11	$11.13	$10.00
Value at end of period	$9.55	$15.21	$14.74	$12.66	$12.11	$11.13
Number of accumulation units outstanding at end of period	20,017	20,285	32,046	5,318	4,991	3,929
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.26	$12.61	$12.13	$11.25	$9.72
Value at end of period	$8.43	$14.26	$12.61	$12.13	$11.25
Number of accumulation units outstanding at end of period	160,660	172,542	131,122	67,535	28,440
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.27	$15.30	$12.45	$10.06
Value at end of period	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	105,954	97,500	154,055	49,031
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24	$21.21
Value at end of period	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24
Number of accumulation units outstanding at end of period	338,065	410,842	426,361	436,951	288,602	208,270	100,967	23,176
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.69	$14.81	$11.43	$10.05
Value at end of period	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	160,649	158,121	112,423	62,951

SDVA

A5

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.10
Value at end of period	$5.36
Number of accumulation units outstanding at end of period	20
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Fund first available during May 2002)
Value at beginning of period	$14.86	$14.07	$12.04	$10.06
Value at end of period	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	108,588	119,469	130,552	145,375
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2002)
Value at beginning of period	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34	$10.00
Value at end of period	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34
Number of accumulation units outstanding at end of period	176,836	168,973	139,169	54,637	46,615	29,810	1,482
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$26.69	$25.84	$22.70	$21.67	$19.38	$15.71	$21.11	$22.80
Value at end of period	$16.21	$26.69	$25.84	$22.70	$21.67	$19.38	$15.71	$21.11
Number of accumulation units outstanding at end of period	30,102	32,096	33,032	22,986	18,770	18,073	12,099	2,097
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.93	$10.74	$9.37	$8.86	$8.14	$6.62	$9.04	$10.00
Value at end of period	$6.95	$10.93	$10.74	$9.37	$8.86	$8.14	$6.62	$9.04
Number of accumulation units outstanding at end of period	88,588	92,141	101,434	117,122	68,299	53,477	31,205	1,584
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25	$11.80
Value at end of period	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25
Number of accumulation units outstanding at end of period	1,356,952	862,232	725,870	673,582	530,901	367,672	161,644	42,619
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.33	$12.10	$11.22	$10.85	$10.00
Value at end of period	$9.46	$12.33	$12.10	$11.22	$10.85
Number of accumulation units outstanding at end of period	372,409	449,307	476,338	449,334	447,490
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.26	$12.74	$11.01	$10.23
Value at end of period	$8.57	$13.26	$12.74	$11.01
Number of accumulation units outstanding at end of period	46,213	70,706	89,344	42,278
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.71	$12.16	$10.93	$9.96
Value at end of period	$8.42	$12.71	$12.16	$10.93
Number of accumulation units outstanding at end of period	181,447	124,288	52,429	38,742
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.32
Value at end of period	$6.73
Number of accumulation units outstanding at end of period	123,949

SDVA		A6

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.39
Value at end of period	$6.15
Number of accumulation units outstanding at end of period	786
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.26
Value at end of period	$6.99
Number of accumulation units outstanding at end of period	23,673
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.96	$12.53	$11.04	$10.18
Value at end of period	$9.30	$12.96	$12.53	$11.04
Number of accumulation units outstanding at end of period	769,031	639,407	395,726	175,769
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.91	$13.63	$11.55	$11.22	$9.76
Value at end of period	$8.86	$13.91	$13.63	$11.55	$11.22
Number of accumulation units outstanding at end of period	289,598	279,296	260,062	257,330	76,763
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.21	$10.02
Value at end of period	$5.83	$10.21
Number of accumulation units outstanding at end of period	18,101	35,104
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$12.80	$11.22	$9.31
Value at end of period	$7.53	$12.80	$11.22
Number of accumulation units outstanding at end of period	139,728	58,432	31,855
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.13	$13.93	$11.53	$10.49
Value at end of period	$8.44	$14.13	$13.93	$11.53
Number of accumulation units outstanding at end of period	110,702	116,403	73,111	1,522
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93	$10.00
Value at end of period	$6.46	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93
Number of accumulation units outstanding at end of period	19,978	25,001	31,611	32,891	38,704	40,717	24,403	3,867
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.70	$13.70	$12.10	$11.21	$10.02
Value at end of period	$8.14	$13.70	$13.70	$12.10	$11.21
Number of accumulation units outstanding at end of period	8,205	12,654	47,595	9,595	4,949
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.70	$13.07	$12.68	$11.56
Value at end of period	$7.88	$15.70	$13.07	$12.68
Number of accumulation units outstanding at end of period	152,236	18,710	15,339	16,815
SDVA

A7

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32	$10.00
Value at end of period	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	211,587	224,752	248,492	218,865	160,272	84,810	6,160
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.41	$12.13	$10.89	$10.32
Value at end of period	$9.39	$12.41	$12.13	$10.89
Number of accumulation units outstanding at end of period	229,290	118,769	85,406	56,402
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.95	$12.84	$10.68	$10.23
Value at end of period	$9.87	$13.95	$12.84	$10.68
Number of accumulation units outstanding at end of period	96,721	98,965	93,100	28,115
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.02	$12.81	$11.15	$10.10
Value at end of period	$8.74	$13.02	$12.81	$11.15
Number of accumulation units outstanding at end of period	180,062	148,515	99,858	45,311
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.92	$22.00	$16.13	$13.95	$10.87
Value at end of period	$10.91	$17.92	$22.00	$16.13	$13.95
Number of accumulation units outstanding at end of period	113,525	115,394	126,148	119,731	27,720
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.66
Value at end of period	$6.13
Number of accumulation units outstanding at end of period	1,055,301
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$13.70	$12.79	$10.33	$10.32
Value at end of period	$7.62	$13.70	$12.79	$10.33
Number of accumulation units outstanding at end of period	63,457	77,531	80,021	255
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40	$10.00
Value at end of period	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40
Number of accumulation units outstanding at end of period	1,834,630	1,639,937	397,879	407,086	418,924	334,015	141,983	16,897
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91	$10.00
Value at end of period	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91
Number of accumulation units outstanding at end of period	344,429	393,916	470,325	530,496	517,452	312,714	133,786	25,943
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11	$10.00
Value at end of period	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11
Number of accumulation units outstanding at end of period	259,992	285,715	328,082	388,229	336,053	212,622	97,304	18,193

SDVA

A8

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.90	$10.42	$10.13	$10.04
Value at end of period	$9.87	$10.90	$10.42	$10.13
Number of accumulation units outstanding at end of period	1,471,381	359,648	249,344	99,176
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.06
Value at end of period	$6.50
Number of accumulation units outstanding at end of period	13,767
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.55	$13.38	$12.02	$11.06
Value at end of period	$9.43	$14.55	$13.38	$12.02
Number of accumulation units outstanding at end of period	3,750	4,235	4,419	155
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.18
Value at end of period	$7.17
Number of accumulation units outstanding at end of period	57,125
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$10.99	$11.52	$10.43
Value at end of period	$7.32	$10.99	$11.52
Number of accumulation units outstanding at end of period	3,646	4,619	8,651
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.94
Value at end of period	$6.04
Number of accumulation units outstanding at end of period	2,749
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$10.58	$10.32	$9.17	$9.01	$8.36	$10.00
Value at end of period	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36
Number of accumulation units outstanding at end of period	2,122	4,256	6,030	4,857	5,731	1,317
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$13.42	$11.82	$10.16	$9.49	$8.38	$10.00
Value at end of period	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38
Number of accumulation units outstanding at end of period	8,225	8,954	10,395	10,342	11,091	7,306
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.74	$8.24	$7.55	$8.28	$9.38	$10.00
Value at end of period	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38
Number of accumulation units outstanding at end of period	38,392	40,425	53,562	51,285	35,487	16,785

SDVA

A9

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.90%

	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41	$10.00
Value at end of period	$7.61	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41
Number of accumulation units outstanding at end of period	3,826	3,829	6,541	6,543	668,459	510,398	0
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.62
Value at end of period	$7.96
Number of accumulation units outstanding at end of period	17,229
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$12.67	$13.26	$11.32	$10.19
Value at end of period	$8.93	$12.67	$13.26	$11.32
Number of accumulation units outstanding at end of period	7,125	10,744	11,104	11,597
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68	$10.00
Value at end of period	$9.87	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68
Number of accumulation units outstanding at end of period	112,124	167,342	165,314	155,560	117,473	73,653	26,329	8,281
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57	$10.00
Value at end of period	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57
Number of accumulation units outstanding at end of period	122,027	147,298	133,068	139,709	3,034,707	1,794,730	24,657	9,493
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.67	$12.57	$12.59	$11.00
Value at end of period	$7.19	$13.67	$12.57	$12.59
Number of accumulation units outstanding at end of period	12,437	18,416	10,480	5,547
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.92
Value at end of period	$7.16
Number of accumulation units outstanding at end of period	126
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.13
Value at end of period	$8.97
Number of accumulation units outstanding at end of period	57,287
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.07	$13.72	$12.21	$11.82	$10.97	$10.00
Value at end of period	$8.53	$14.07	$13.72	$12.21	$11.82	$10.97
Number of accumulation units outstanding at end of period	203,674	282,053	275,143	259,406	9,395,072	1,387,064

SDVA

A10

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.79	$14.40	$13.39	$11.80	$10.75	$10.00
Value at end of period	$8.63	$15.79	$14.40	$13.39	$11.80	$10.75
Number of accumulation units outstanding at end of period	315,600	378,379	365,547	361,680	12,085,363	1,785,979
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$21.78	$18.59	$16.01	$13.50	$11.60	$10.00
Value at end of period	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60
Number of accumulation units outstanding at end of period	137,719	186,510	174,458	156,496	3,432,847	564,361
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.90	$12.40	$10.97	$10.42
Value at end of period	$7.44	$12.90	$12.40	$10.97
Number of accumulation units outstanding at end of period	54,352	53,674	15,523	17,235
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.48
Number of accumulation units outstanding at end of period	3,252
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.76	$12.18	$11.59	$11.18
Value at end of period	$7.62	$12.76	$12.18	$11.59
Number of accumulation units outstanding at end of period	28,574	37,675	47,308	44,540
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.01	$12.72	$11.14	$11.03
Value at end of period	$8.26	$13.01	$12.72	$11.14
Number of accumulation units outstanding at end of period	3,201	4,759	4,804	3,528
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.12	$10.02	$10.19
Value at end of period	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	4,994	4,112	5,452
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.31	$11.07	$9.96
Value at end of period	$6.74	$11.31	$11.07
Number of accumulation units outstanding at end of period	19,769	21,550	18,010
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.72	$11.95	$10.69	$9.87	$9.95
Value at end of period	$8.90	$12.72	$11.95	$10.69	$9.87
Number of accumulation units outstanding at end of period	64,844	65,076	71,746	69,489	592,804
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during December 2004)
Value at beginning of period	$12.09	$11.04	$10.66	$10.45	$10.48
Value at end of period	$8.59	$12.09	$11.04	$10.66	$10.45
Number of accumulation units outstanding at end of period	3,277	8,614	10,224	12,100	45,863

SDVA

A11

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.76	$13.15	$11.97	$11.08
Value at end of period	$8.81	$14.76	$13.15	$11.97
Number of accumulation units outstanding at end of period	57,885	62,177	32,111	22,982
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.86
Value at end of period	$6.00
Number of accumulation units outstanding at end of period	171
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.96	$10.89	$9.98
Value at end of period	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	81,432	106,851	42,469
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.85	$12.70
Value at end of period	$7.23	$11.85
Number of accumulation units outstanding at end of period	68,923	70,039
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.57	$10.09
Value at end of period	$6.04	$9.57
Number of accumulation units outstanding at end of period	34,671	33,974
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.35	$13.58	$11.42
Value at end of period	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	8,882	13,622	13,045
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.76	$15.88	$13.33	$10.22
Value at end of period	$12.02	$20.76	$15.88	$13.33
Number of accumulation units outstanding at end of period	38,394	43,464	47,838	14,432
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$18.57	$15.66	$12.98	$11.44	$10.31
Value at end of period	$9.29	$18.57	$15.66	$12.98	$11.44
Number of accumulation units outstanding at end of period	49,979	63,930	6,521	2,118	1,251,267
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$24.75	$18.22	$13.68	$10.34
Value at end of period	$11.83	$24.75	$18.22	$13.68
Number of accumulation units outstanding at end of period	36,266	50,695	30,698	12,577
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13	$10.00
Value at end of period	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13
Number of accumulation units outstanding at end of period	37,233	53,606	120,976	141,544	143,912	82,437	2,029

SDVA

A12

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82	$10.00
Value at end of period	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82
Number of accumulation units outstanding at end of period	53,162	67,737	70,056	83,207	2,099,655	1,006,794	2,735
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.10	$12.49	$10.60	$10.35
Value at end of period	$7.18	$12.10	$12.49	$10.60
Number of accumulation units outstanding at end of period	111,294	158,014	216,347	251,520
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20	$10.00
Value at end of period	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20
Number of accumulation units outstanding at end of period	51,840	77,444	74,000	53,936	3,062,604	582,823	2,717
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.13	$13.64	$12.64	$11.59	$10.80	$10.00
Value at end of period	$7.81	$13.13	$13.64	$12.64	$11.59	$10.80
Number of accumulation units outstanding at end of period	17,908	22,089	19,873	26,458	1,947,332	291,189
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.37	$10.17	$9.73	$9.36	$8.38	$6.97	$8.82	$9.22
Value at end of period	$4.10	$9.37	$10.17	$9.73	$9.36	$8.38	$6.97	$8.82
Number of accumulation units outstanding at end of period	49,384	78,577	91,577	96,826	4,964,766	4,168,723	38,567	19,211
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.96
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	7,903
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.93	$13.75	$11.87	$11.22	$9.60
Value at end of period	$7.95	$13.93	$13.75	$11.87	$11.22
Number of accumulation units outstanding at end of period	53,624	122,962	119,655	76,208	4,747,062
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.43	$13.18	$11.64	$11.11	$10.08
Value at end of period	$8.35	$13.43	$13.18	$11.64	$11.11
Number of accumulation units outstanding at end of period	93,829	179,939	128,399	112,685	8,321,452
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.96	$12.62	$11.34	$10.93	$9.77
Value at end of period	$8.70	$12.96	$12.62	$11.34	$10.93
Number of accumulation units outstanding at end of period	213,692	308,611	203,295	149,841	7,820,447
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.55	$12.19	$11.15	$10.79	$10.09
Value at end of period	$9.12	$12.55	$12.19	$11.15	$10.79
Number of accumulation units outstanding at end of period	197,276	177,204	152,623	119,838	3,664,368

SDVA

A13

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81	$14.76
Value at end of period	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81
Number of accumulation units outstanding at end of period	701,838	517,187	423,630	301,712	5,864,378	5,938,918	130,083	45,601
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$14.59	$14.28	$12.37	$11.96	$11.09	$10.00
Value at end of period	$9.07	$14.59	$14.28	$12.37	$11.96	$11.09
Number of accumulation units outstanding at end of period	22,015	25,164	25,181	21,046	2,375,113	2,433,238
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.76	$12.29	$11.94	$11.17	$9.69
Value at end of period	$8.06	$13.76	$12.29	$11.94	$11.17
Number of accumulation units outstanding at end of period	14,633	16,444	12,344	10,443	5,851,107
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.81	$15.06	$12.37	$10.31
Value at end of period	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	26,068	29,695	27,358	27,718
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81	$19.87
Value at end of period	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81
Number of accumulation units outstanding at end of period	105,511	159,237	167,405	157,559	6,519,914	5,686,198	58,555	8,837
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.21	$14.58	$11.36	$10.15
Value at end of period	$11.13	$18.21	$14.58	$11.36
Number of accumulation units outstanding at end of period	41,108	45,911	43,360	31,643
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Fund first available during May 2002)
Value at beginning of period	$14.47	$13.85	$11.96	$10.06
Value at end of period	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	44,624	61,537	69,753	74,094
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2002)
Value at beginning of period	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28	$10.00
Value at end of period	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28
Number of accumulation units outstanding at end of period	11,592	16,883	14,129	7,670	19,568	16,760	193
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$23.49	$22.97	$20.37	$19.64	$17.73	$14.51	$19.69	$21.36
Value at end of period	$14.13	$23.49	$22.97	$20.37	$19.64	$17.73	$14.51	$19.69
Number of accumulation units outstanding at end of period	17,023	23,077	29,900	29,661	2,260,629	2,258,725	15,015	1,674
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.27	$10.19	$8.97	$8.57	$7.95	$6.52	$9.00	$10.00
Value at end of period	$6.47	$10.27	$10.19	$8.97	$8.57	$7.95	$6.52	$9.00
Number of accumulation units outstanding at end of period	26,530	28,348	31,506	39,022	15,744	13,516	7,083	3,112

SDVA

A14

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43	$11.05
Value at end of period	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43
Number of accumulation units outstanding at end of period	266,687	240,250	188,700	191,646	6,098,052	5,824,732	280,008	20,362
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.90	$11.80	$11.04	$10.78	$10.00
Value at end of period	$9.05	$11.90	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	139,311	198,252	204,294	182,920	8,122,576
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.92	$12.53	$10.94	$10.77
Value at end of period	$8.27	$12.92	$12.53	$10.94
Number of accumulation units outstanding at end of period	19,744	24,688	25,524	24,534
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.39	$11.97	$10.86	$10.47
Value at end of period	$8.13	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	101,456	101,887	21,668	13,303
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.61
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	303
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.31
Value at end of period	$6.94
Number of accumulation units outstanding at end of period	6,375
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.62	$12.33	$10.96	$10.05
Value at end of period	$8.98	$12.62	$12.33	$10.96
Number of accumulation units outstanding at end of period	153,663	193,477	144,645	51,306
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$13.42	$13.28	$11.37	$11.15	$10.07
Value at end of period	$8.47	$13.42	$13.28	$11.37	$11.15
Number of accumulation units outstanding at end of period	50,205	75,180	44,680	36,115	5,039,682
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.14	$10.30
Value at end of period	$5.73	$10.14
Number of accumulation units outstanding at end of period	1,263	576
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$12.60	$11.15	$9.61
Value at end of period	$7.34	$12.60	$11.15
Number of accumulation units outstanding at end of period	37,621	16,971	5,116

SDVA

A15

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.77	$13.70	$11.46	$10.28
Value at end of period	$8.15	$13.77	$13.70	$11.46
Number of accumulation units outstanding at end of period	13,985	25,283	16,003	6,246
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89	$10.00
Value at end of period	$6.01	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89
Number of accumulation units outstanding at end of period	27,003	35,639	43,384	51,164	52,656	57,505	27,828	5,621
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.22	$13.35	$11.91	$11.13	$10.01
Value at end of period	$7.78	$13.22	$13.35	$11.91	$11.13
Number of accumulation units outstanding at end of period	634	2,055	1,795	2,950	2,964
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.30	$12.86	$12.60	$11.13
Value at end of period	$7.61	$15.30	$12.86	$12.60
Number of accumulation units outstanding at end of period	87,197	4,116	3,838	3,805
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27	$10.00
Value at end of period	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27
Number of accumulation units outstanding at end of period	39,124	57,070	95,691	98,322	177,317	54,491	2,102
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.09	$11.93	$10.82	$10.48
Value at end of period	$9.06	$12.09	$11.93	$10.82
Number of accumulation units outstanding at end of period	33,284	21,895	15,076	28,433
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.59	$12.63	$10.61	$10.19
Value at end of period	$9.52	$13.59	$12.63	$10.61
Number of accumulation units outstanding at end of period	26,935	42,628	35,898	19,921
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.68	$12.60	$11.07	$10.68
Value at end of period	$8.43	$12.68	$12.60	$11.07
Number of accumulation units outstanding at end of period	36,970	41,623	38,660	18,860
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.30	$21.44	$15.88	$13.86	$9.70
Value at end of period	$10.43	$17.30	$21.44	$15.88	$13.86
Number of accumulation units outstanding at end of period	20,724	46,503	61,826	41,575	1,760,569
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.26
Value at end of period	$6.07
Number of accumulation units outstanding at end of period	539,831

SDVA

A16

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$13.43	$12.65	$10.64
Value at end of period	$7.40	$13.43	$12.65
Number of accumulation units outstanding at end of period	30,513	38,242	33,832
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36	$10.00
Value at end of period	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36
Number of accumulation units outstanding at end of period	1,162,616	1,006,831	121,893	127,326	1,954,792	957,662	26,792	4,667
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87	$10.00
Value at end of period	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87
Number of accumulation units outstanding at end of period	129,754	170,272	204,576	215,751	770,708	113,912	97,941	4,408
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07	$10.00
Value at end of period	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07
Number of accumulation units outstanding at end of period	104,324	153,572	172,412	176,453	711,336	101,972	69,821	5,763
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.62	$10.25	$10.06	$10.03
Value at end of period	$9.52	$10.62	$10.25	$10.06
Number of accumulation units outstanding at end of period	780,147	105,617	68,813	38,902
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.05
Value at end of period	$6.45
Number of accumulation units outstanding at end of period	3,230
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.18	$13.16	$11.94	$11.12
Value at end of period	$9.10	$14.18	$13.16	$11.94
Number of accumulation units outstanding at end of period	883	975	2,134	1,178
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.54
Value at end of period	$7.12
Number of accumulation units outstanding at end of period	1,880
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.77	$11.40	$11.11
Value at end of period	$7.10	$10.77	$11.40
Number of accumulation units outstanding at end of period	9,193	9,700	634
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$9.93	$9.77	$8.76	$8.69	$8.14	$10.00
Value at end of period	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14
Number of accumulation units outstanding at end of period	564	565	9,584	22,904	1,940,698	1,278,503

SDVA

A17

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$12.58	$11.19	$9.71	$9.16	$8.17	$10.00
Value at end of period	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17
Number of accumulation units outstanding at end of period	6,107	5,976	6,151	7,232	557,626	445,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.42	$7.98	$7.39	$8.17	$9.35	$10.00
Value at end of period	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35
Number of accumulation units outstanding at end of period	25,041	32,867	37,896	35,267	1,007,799	812,145

SDVA

A18

APPENDIX I

ING USA Guaranteed Account

The ING USA Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract.  This appendix is only a summary of certain facts about the Guaranteed Account.  Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time.  If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below), which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or our Customer Service Center to learn:

•      The interest rate(s) we will apply to amounts invested in the Guaranteed Account.  We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

•                  The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s).  You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term.  For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account.  For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield.  That means the rate reflects a full year’s interest.  We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year.  Guaranteed interest rates will never be less than an annual effective rate of 3%.  Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate.  For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term.  We offer different guaranteed terms at different times.  We also may offer more than one guaranteed term of the same duration with different interest rates.  Check with your sales representative or our Customer Service Center to learn what terms are being offered.  The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

•                  Market Value Adjustment (MVA)–as described in this appendix and in the Guaranteed Account prospectus;

•                  Tax penalties and/or tax withholding–see “Taxation”;

•                  Early withdrawal charge–see “Fees”; or

•                  Maintenance fee–see “Fees.”

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks.  Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge will be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option.  See the “Premium Bonus Option – Forfeiture” and “Withdrawals” sections of the contract prospectus.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply.  The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit.  The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative.  This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

•                  Transfers due to participation in the dollar cost averaging program;

•                  Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;

•                  Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

•                  Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account.  This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death.  If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”).  Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period until depleted, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term; (b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59½, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length.  If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies.  This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date.  This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option.  If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise.  If the same guaranteed term(s) is not available, the next shortest term will be used.  If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program.  If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract.  However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period.  We will apply an MVA to transfers made before the end of a guaranteed term.  The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options.  Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period.  This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply.  We reinstate amounts proportionately in the same way as they were allocated before withdrawal.  We will not credit your account for market value adjustments that we deducted, any premium bonus forfeited or any taxes that were withheld at the time of withdrawal.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase.  Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. Directed Services LLC is principal underwriter and distributor of the contract.  Directed Services LLC enters into sales agreements with broker-dealers to sell the contract through registered representatives who are licensed to sell securities and variable insurance products.  These broker-dealers are registered with the SEC and are members of the Financial Industry Regulatory Authority (FINRA).  From time to time the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

APPENDIX II

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company.  The Fixed Interest Division is part of the ING USA General Account.  Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2009.  The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state.  If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066.  When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account.  The Fixed Interest Division may not be available in some states.  Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure.  Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX III

Description of Underlying Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract.  They are listed in this appendix, plus any Fixed Interest Allocation that is available.  You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives.  You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing.  Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds.  Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency.  Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.  Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser.  The investment results of a fund may be higher or lower than those of other funds managed by the same adviser.  There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” or “Lifestyle Funds.”  Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the Lifestyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance.  You should periodically review these factors to determine if you need to change your investment strategy.

The following table highlights name changes.

List of Fund Name Changes

Former Fund Name	Current Fund Name
ING Julius Baer Foreign Portfolio	ING Artio Foreign Portfolio
ING BlackRock Global Science and Technology Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
ING Global Real Estate Portfolio	ING Clarion Global Real Estate Portfolio
ING Van Kampen Real Estate Portfolio	ING Clarion Real Estate Portfolio
ING VP Growth and Income Portfolio	ING Growth and Income Portfolio
ING VP Intermediate Bond Portfolio	ING Intermediate Bond Portfolio
ING VP MidCap Opportunities Portfolio	ING MidCap Opportunities Portfolio
ING Oppenheimer Active Asset Allocation Portfolio	ING Oppenheimer Active Allocation Portfolio
ING PIMCO Core Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING Russell™ Global Large Cap Index 85% Portfolio	ING Russell™ Global Large Cap Index 75% Portfolio
ING VP Small Company Portfolio	ING Small Company Portfolio
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	ING U.S. Bond Index Portfolio

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Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING American Funds Asset Allocation Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

ING American Funds Bond Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company	Seeks to maximize your level of current income and preserve your capital.

ING American Funds Growth Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company	Seeks to make your investment grow.

ING American Funds Growth-Income Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company	Seeks to make your investment grow and provide you with income over time.

ING American Funds International Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company	Seeks to make your investment grow over time.

ING American Funds World Allocation Portfolio (Class S) Investment Adviser: Directed Services LLC	Seeks long-term growth of capital.

ING Artio Foreign Portfolio (Class S) (formerly, ING Julius Baer Foreign Portfolio) Investment Adviser: Directed Services LLC Investment Subadviser: Artio Global Management LLC	Seeks long-term growth of capital.

ING BlackRock Inflation Protected Bond Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: BlackRock Financial Management, Inc.	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent investment management.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
ING BlackRock Large Cap Growth Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: BlackRock Investment Management, LLC	Seeks long-term growth of capital.

ING Clarion Global Real Estate Portfolio (Class S) (formerly, ING Global Real Estate Portfolio) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Clarion Real Estate Securities L.P.	A non-diversified Portfolio that seeks to provide investors with high total return consisting of capital appreciation and current income.

ING Clarion Real Estate Portfolio (Class S) (formerly, ING Van Kampen Real Estate Portfolio) Investment Adviser: Directed Services LLC Investment Subadviser: ING Clarion Real Estate Securities L.P.	A non-diversified Portfolio that seeks total return.

ING Evergreen Health Sciences Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Evergreen Investment Management Company, LLC	A non-diversified Portfolio that seeks long-term capital growth.

ING Evergreen Omega Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.

ING FMRSM Diversified Mid Cap Portfolio* (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.

* FMRSM is a service mark of Fidelity Management & Research Company

ING Focus 5 Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: ING Investment Management Co.	Seeks total return through capital appreciation and dividend income.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Franklin Income Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.

ING Franklin Mutual Shares Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Franklin Mutual Advisers, LLC	Seeks capital appreciation and secondarily, income.

ING Franklin Templeton Founding Strategy Portfolio (Class S) Investment Adviser: Directed Services LLC	Seeks capital appreciation and secondarily, income.

ING Global Resources Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: ING Investment Management Co.	A non-diversified Portfolio that seeks long-term capital appreciation.

ING JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.

ING JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.

ING LifeStyle Aggressive Growth Portfolio (Class S) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital.

ING LifeStyle Conservative Portfolio (Class S) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and current income.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
ING LifeStyle Growth Portfolio (Class S) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and some current income.

ING LifeStyle Moderate Growth Portfolio (Class S) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and a low to moderate level of current income.

ING LifeStyle Moderate Portfolio (Class S) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and current income.

ING Liquid Assets Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: ING Investment Management Co.	Seeks high level of current income consistent with the preservation of capital and liquidity.

ING Marsico Growth Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.

ING MFS Total Return Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.  Secondarily seeks reasonable opportunity for growth of capital and income.

ING MFS Utilities Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Massachusetts Financial Services Company	Seeks total return.

ING Multi-Manager International Small Cap Equity Portfolio (Class S)

Investment Adviser:  Directed Services LLC

Investment Subadviser:  Schroder Investment Management North America, Inc. and American Century Investment Management, Inc.

Seeks long-term capital appreciation.

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Fund Name and Investment Adviser/Subadviser	Investment Objective

ING Oppenheimer Active Allocation Portfolio (Class S)

(formerly, ING Oppenheimer Active Asset Allocation Portfolio)

Investment Adviser:  Directed Services LLC

Investment Subadviser:  OppenheimerFunds, Inc.

Seeks long-term growth of capital with a secondary objective of current income.

ING PIMCO Total Return Bond Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

ING Pioneer Fund Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.

ING Pioneer Mid Cap Value Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.

ING Templeton Global Growth Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.

ING T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.

ING T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.

ING Van Kampen Global Franchise Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Van Kampen	A non-diversified Portfolio that seeks long-term capital appreciation.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Van Kampen Global Tactical Asset Allocation Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Van Kampen	Seeks capital appreciation over time.

ING Van Kampen Growth and Income Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Van Kampen	Seeks long-term growth of capital and income.

ING Wells Fargo Small Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services LLC Investment Subadviser: Wells Capital Management, Inc.	Seeks long-term capital appreciation.

ING Partners, Inc. 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

ING Baron Small Cap Growth Portfolio (S Class) Investment Adviser: Directed Services LLC Investment Subadviser: BAMCO, Inc.	Seeks capital appreciation.

ING Davis New York Venture Portfolio (S Class) Investment Adviser: Directed Services LLC Investment Subadviser: Davis Selected Advisers, L.P.	Seeks long-term growth of capital.

ING JPMorgan Mid Cap Value Portfolio (S Class) Investment Adviser: Directed Services LLC Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.

ING Templeton Foreign Equity Portfolio (S Class) Investment Adviser: Directed Services LLC Investment Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.

ING T. Rowe Price Growth Equity Portfolio (S Class) Investment Adviser: Directed Services LLC Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital growth, and secondarily, increasing dividend income.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Van Kampen Comstock Portfolio (S Class) Investment Adviser: Directed Services LLC Investment Subadviser: Van Kampen	Seeks capital growth and income.

ING Van Kampen Equity and Income Portfolio (S Class) Investment Adviser: Directed Services LLC Investment Subadviser: Van Kampen	Seeks total return, consisting of long-term capital appreciation and current income.

ING Variable Funds

ING Growth and Income Portfolio (Class S) (formerly, ING VP Growth and Income Portfolio) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.

ING Variable Portfolios, Inc. 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING BlackRock Science and Technology Opportunities Portfolio (Class S) (formerly, ING BlackRock Global Science and Technology Portfolio)

Investment Adviser:  ING Investments, LLC

Investment Subadviser:  BlackRock Advisors, LLC

Seeks long-term capital appreciation.

ING Global Equity Option Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term growth of capital.

ING Hang Seng Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of the Hang Seng Index.

ING International Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of a widely accepted International Index.

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Fund Name and Investment Adviser/Subadviser	Investment Objective

ING Russell™ Global Large Cap Index 75% Portfolio (Class S) (formerly, ING Russell™ Global Large Cap Index 85% Portfolio)

Investment Adviser:  ING Investments, LLC

Investment Subadviser:  ING Investment Management Co.

Seeks to maximize total return, consisting of capital appreciation and current income, over the long term by allocating its assets among stock, bonds, short-term instruments and other investments.

ING Russell™ Large Cap Growth Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Growth Index.

ING RussellTM Large Cap Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Index.

ING Russell™ Large Cap Value Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of the Russell Top 200® Value Index.

ING Russell™ Mid Cap Growth Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of the Russell Midcap® Growth Index.

ING RussellTM Mid Cap Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of the Russell Midcap® Index.

ING RussellTM Small Cap Index Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment results (before fees and expenses) that correspond to the total return of the Russell 2000® Index.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Small Company Portfolio (Class S) (formerly, ING VP Small Company Portfolio) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

ING U.S. Bond Index Portfolio (Class S)

(formerly, ING Lehman Brothers U.S. Aggregate Bond Index Portfolio)

Investment Adviser:  ING Investments, LLC

Investment Subadviser:  Lehman Brothers Asset Management LLC

Seeks investment results (before fees and expenses) that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index®.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio* (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks investment returns that closely correspond to the price and yield performance, (before fees and expenses) of the WisdomTreeSM Global High-Yielding Equity Index (“Index”).

* WisdomTreeSM is a servicemark of WisdomTree Investments

ING Variable Products Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING MidCap Opportunities Portfolio (Class S) (formerly, ING VP MidCap Opportunities Portfolio) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.

ING VP Funds

ING Intermediate Bond Portfolio (Class S) (formerly, ING VP Intermediate Bond Portfolio) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk.

BlackRock Variable Series Funds, Inc. 800 Scudders Mill Road, Plainsboro, NJ 08536

BlackRock Global Allocation V.I. Fund (Class III) Investment Adviser: BlackRock Advisors, LLC Investment Subadviser: BlackRock Investment Management, LLC; BlackRock Asset Management U.K. Limited

The fund seeks to provide high total return through a fully managed investment policy utilizing U.S. and foreign equity, debt and money market instruments, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

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“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company.  The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

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ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa

Statement of Additional Information

ING SMARTDESIGN VARIABLE ANNUITY

Deferred Combination Variable and Fixed Annuity Contract

Issued by

SEPARATE ACCOUNT B

of

ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus.  The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein.  The Prospectus sets forth information that a prospective investor ought to know before investing.  For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, Iowa  50306-9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION:

May 1, 2009

i

Introduction

This Statement of Additional Information provides background information regarding Separate Account B.

Description of ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973.  ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands.  ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia.  ING USA’s financial statements appear in the Statement of Additional Information.

As of December 31, 2008, ING USA had approximately $787.1 million in stockholder’s equity and approximately $69,733.3 billion in total assets, including approximately $34,090.8 billion of separate account assets.  ING USA is authorized to do business in all jurisdictions except New York.  ING USA offers variable insurance products.  ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

Separate Account B of ING USA Annuity and Life Insurance Company

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.  The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company act of 1940, as amended.  Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts.  Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract.  The availability of the funds is subject to applicable regulatory authorization.  Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets

ING USA acts as its own custodian for Separate Account B.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, Georgia 30308, an Independent Registered Public Accounting Firm, performs annual audits of ING USA and Separate Account B.

Distribution of Contracts

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous.  Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA.  The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with Directed Services LLC.  For the years ended 2008, 2007 and 2006 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to Directed Services LLC aggregated $622,486,274, $568,432,009 and $429,206,095, respectively.  All commissions received by the distributor were passed through to the broker-dealers who sold the contracts.  Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities.  ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services LLC.  In the opinion of management, this method of cost allocation is reasonable.  This fee, calculated as a percentage of average assets in the variable separate accounts, was $139,224,091, $109,907,841 and $70,763,649, for the years ended 2008, 2007, and 2006, respectively.

Published Ratings

From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners.  Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings.  These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry.  Best’s ratings range from A+ + to F.  An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus for the Contracts under Condensed Financial Information.  Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience.  The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples).  Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only.  For AUV’s calculated for this Contract, please see the Condensed Financial Information in the prospectus.

ILLUSTRATION OF CALCULATION OF AUV

EXAMPLE 1.

1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase (3) multiplied by (4)	$1,009.95

Performance Information

From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance.  Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period.  Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio.  We may show other total returns for periods of less than one year.  We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges.  We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period.  Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges.  In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract.  Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B.  This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks).  We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested.  The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings.  We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider.  You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to:  (i) the Standard & Poor’s 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract.  Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions.  Please keep in mind that past performance is not a guarantee of future results.

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information.  Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information.  Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries.  For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

December 31, 2008 Statutory Capital and Surplus of ING USA Annuity and Life Insurance Company

The Company’s primary regulator, the State of Iowa Insurance Division (the “Division”), recognizes as capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division. Statutory capital and surplus of the Company was $1,872.7 million and $2,552.6 million as of December 31, 2008 and 2007 respectively. As permitted by statutory accounting practices, statutory surplus as of December 31, 2008 includes the impact of a $835.0 million capital contribution received by the Company from its immediate parent company, Lion Connecticut Holdings Inc. on February 24, 2009.  In addition, as approved by the Division, statutory surplus as of December 31, 2008 reflects the acceptance as of December 31, 2008 of a $883.0 million receivable from ING America Insurance Holdings, Inc. (“ING AIH”) payable to Security Life of Denver International Limited (“SLDI”) into the reinsurance trust established by SLDI for the benefit of the Company. SLDI is the reinsurer of certain reserves associated with variable annuity contracts underwritten by the Company. The reinsurance trust receivable was funded by a portion of a cash capital contribution of $1,216.0 million made by ING AIH to SLDI on April 22, 2009. ING AIH is the indirect parent company of the Company and the immediate parent company of SLDI, and SLDI is an affiliate of the Company.

4

Financial Statements of ING USA Annuity and Life Insurance Company

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm

Financial Statements of ING USA Annuity and Life Insurance Company

Statements of Operations for the years ended December 31, 2008, 2007 and 2006

Balance Sheets as of December 31, 2008 and 2007

Statements of Changes in Shareholder’s Equity for the years ended December 31, 2008, 2007 and 2006

Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006

Notes to Financial Statements

Financial Statements of Separate Account B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm

Financial Statements of ING USA Annuity and Life Insurance Company Separate Account B

Statements of Assets and Liabilities as of December 31, 2008

Statements of Operations for the year ended December 31, 2008

Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007

Notes to Financial Statements

Condensed Financial Information

5

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements
Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements:
Statements of Operations for the years ended
December 31, 2008, 2007, and 2006	C-3
Balance Sheets as of December 31, 2008 and 2007	C-4
Statements of Changes in Shareholder's Equity for the years ended
December 31, 2008, 2007, and 2006	C-6
Statements of Cash Flows for the years ended
December 31, 2008, 2007, and 2006	C-7
Notes to Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31, 2008 and 2007, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA Annuity and Life Insurance Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Atlanta, Georgia March 26, 2009

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Operations (In millions)

Revenue:
Net investment income
Fee income
Premiums
Net realized capital losses
Other income
Total revenue
Benefits and expenses:
Interest credited and other benefits to contractowners
Operating expenses
Net amortization of deferred policy acquisition
costs and value of business acquired
Interest expense
Other expense
Total benefits and expenses
(Loss) income before income taxes
Income tax (benefit) expense
Net (loss) income

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets (In millions, except share data)

As of December 31,

Assets

Investments:

Fixed maturities, available-for-sale, at fair value

     (amortized cost of $20,393.5 at 2008 and $21,945.0 at 2007) Equity securities, available-for-sale, at fair value (cost of $257.6 at 2008 and $216.6 at 2007) Short-term investments Mortgage loans on real estate Policy loans Limited partnerships/corporations Other investments Securities pledged (amortized cost of $976.7 at 2008 and $953.3 at 2007)

Total investments
Cash and cash equivalents
Short-term investments under securities loan agreement
Accrued investment income
Receivable for securities sold
Premium receivable
Deposits and reinsurance recoverable from affiliate
Deferred policy acquisition costs
Value of business acquired
Sales inducements to contractowners
Due from affiliates
Current income tax recoverable
Other assets
Assets held in separate accounts
Total assets

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets (In millions, except share data)

As of December 31,

Liabilities and Shareholder's Equity

Future policy benefits and claims reserves Payables for securities purchased

Payables under securities loan agreement, including collateral held Borrowed money Notes to affiliates Due to affiliates Current income taxes Deferred income taxes Other liabilities Liabilities related to separate accounts Total liabilities

Shareholder's equity
Common stock (250,000 shares authorized, issued
and outstanding; $10 per share value)
Additional paid-in capital
Accumulated other comprehensive loss
Retained earnings (deficit)
Total shareholder's equity
Total liabilities and shareholder's equity

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Statements of Changes in Shareholder’s Equity

(In millions)

Accumulated
	Additional	Other	Retained	Total
Common	Paid-In	Comprehensive	Earnings	Shareholder's
Stock	Capital	Income (Loss)	(Deficit)	Equity

Other comprehensive loss, net of tax:

Change in net unrealized capital
gains (losses) on securities
($(10.7) pretax)	-	-	(7.3)	-	(7.3)
Pension liability ($0.6 pretax)	-	-	0.4	-	0.4
Other	-	-	1.1	-	1.1
Total comprehensive income					206.4
Cumulative effect of change of
accounting principle ($(2.4) pretax)	-	-	(1.6)	-	(1.6)
Capital distribution paid	-	(170.0)	-	-	(170.0)
Employee share-based payments	-	4.1	-	-	4.1
Other	-	1.2	-	-	1.2
Balance at December 31, 2006	2.5	3,978.4	(12.1)	(979.7)	2,989.1
Cumulative effect of change of
accounting principles	-	-	-	(4.8)	(4.8)
Balance at January 1, 2007	2.5	3,978.4	(12.1)	(984.5)	2,984.3
Comprehensive income (loss):
Net income	-	-	-	129.0	129.0
Other comprehensive loss, net of tax:
Change in net unrealized capital
gains (losses) on securities
($(158.7) pretax), including
valuation allowance of $(46.9)	-	-	(149.7)	-	(149.7)
Pension liability ($3.4 pretax)	-	-	2.2	-	2.2
Other	-	-	(1.1)	-	(1.1)
Total comprehensive loss					(19.6)
Capital contribution	-	150.0	-	-	150.0
Employee share-based payments	-	4.3	-	-	4.3
Balance at December 31, 2007	2.5	4,132.7	(160.7)	(855.5)	3,119.0
Comprehensive loss:
Net loss	-	-	-	(1,381.2)	(1,381.2)
Other comprehensive loss, net of tax:
Change in net unrealized capital
gains (losses) on securities
($(1,831.4) pretax), including
valuation allowance of $17.1	-	-	(1,173.3)	-	(1,173.3)
Pension liability ($0.5 pretax)	-	-	0.3	-	0.3
Total comprehensive loss					(2,554.2)
Capital contribution from Parent	-	1,100.0	-	-	1,100.0
Capital distribution to Parent	-	(900.0)	-	-	(900.0)
Employee share-based payments	-	2.7	-	-	2.7
Balance at December 31, 2008	$ 2.5	$ 4,335.4	$ (1,333.7)	$ (2,236.7)	$ 767.5

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows (In millions)

		Year Ended December 31,
	2008	2007	2006
Cash Flows from Operating Activities:
Net (loss) income	$ (1,381.2)	$ 129.0	$ 212.2
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs
and sales inducements	(888.6)	(864.5)	(831.9)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	910.2	528.3	367.1
Net accretion/decretion of discount/premium	74.7	52.2	57.7
Future policy benefits, claims reserves, and
interest credited	2,156.8	1,368.5	1,179.9
Provision for deferred income taxes	509.6	(69.0)	131.4
Net realized capital losses	1,481.7	391.2	90.4
Change in:
Accrued investment income	2.4	(33.2)	(8.7)
Reinsurance recoverable (excluding GICs)	(827.0)	(132.4)	(52.1)
Other receivables and asset accruals	(389.9)	2.5	(13.9)
Other reinsurance asset	(353.8)	-	-
Due to/from affiliates	64.5	56.0	(8.0)
Income tax recoverable	(361.8)	-	-
Other payables and accruals	17.9	42.9	(3.1)
Employee share-based payments	2.7	4.3	4.1
Other, net	163.8	2.2	1.1
Net cash provided by operating activities	1,182.0	1,478.0	1,126.2
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	7,478.8	10,631.8	10,496.1
Equity securities, available-for-sale	162.8	16.5	15.8
Mortgage loans on real estate	474.5	776.1	523.7
Acquisition of:
Fixed maturities, available-for-sale	(7,002.2)	(15,767.5)	(11,446.3)
Equity securities, available-for-sale	(272.0)	(193.5)	(25.4)
Mortgage loans on real estate	(700.3)	(790.6)	(444.4)
Derivatives, net	(58.1)	22.9	(198.1)
Limited partnerships, net	30.1	(305.4)	(69.9)
Short-term investments, net	77.2	(53.8)	(79.7)
Collateral (paid) received	6.2	11.5	-
Other, net	13.7	1.9	4.7
Net cash provided by (used in) investing activities	210.7	(5,650.1)	(1,223.5)

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows (In millions)

		Year Ended December 31,
	2008	2007	2006
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 8,473.0	$ 10,458.9	$ 5,788.4
Maturities and withdrawals from investment contracts	(9,520.7)	(7,062.2)	(4,497.2)
Reinsurance recoverable on investment contracts	93.8	275.3	(638.8)
Notes to affiliates	-	-	45.0
Short-term repayments	(232.4)	(54.1)	(36.7)
Capital distribution to Parent	(900.0)	-	(170.0)
Capital contribution from Parent	1,100.0	150.0	-
Net cash (used in) provided by financing activities	(986.3)	3,767.9	490.7
Net increase (decrease) in cash and cash equivalents	406.4	(404.2)	393.4
Cash and cash equivalents, beginning of year	204.4	608.6	215.2
Cash and cash equivalents, end of year	$ 610.8	$ 204.4	$ 608.6

Supplemental cash flow information: Income taxes (received) paid, net Interest paid

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1. Organization and Significant Accounting Policies

Basis of Presentation

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and in the District of Columbia.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING”.

Description of Business

The Company offers various insurance products, including immediate and deferred variable and fixed annuities. The Company’s annuity products are distributed by national wirehouses, regional securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations, and affiliated broker-dealers. The Company’s primary annuity customers are individual consumers.

The Company also offers guaranteed investment contracts and funding agreements (collectively referred to as “GICs”), sold primarily to institutional investors and corporate benefit plans. These products are marketed by home office personnel or through specialty insurance brokers.

The Company previously provided interest-sensitive, traditional life insurance, and health insurance. The Company no longer issues these products. The life insurance business is in runoff, and the Company has ceded to other insurers all health insurance.

The Company has one operating segment.

Recently Adopted Accounting Standards

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS 157 does not expand the use of fair value to any new circumstances.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Under FAS 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

FAS 157 was adopted by the Company on January 1, 2008. As a result of implementing FAS 157, the Company recognized $69.6, before tax, as an increase to Net income on the date of adoption related to the fair value measurements of investment contract guarantees. The impact of implementation was included in Interest credited and other benefits to contractowners on the Statements of Operations.

In October 2008, the FASB issued FASB Staff Position (“FSP”) FAS No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP FAS 157-3”), which provides clarifying guidance on the application of FAS 157 to financial assets in a market that is not active and was effective upon issuance. FSP FAS 157-3 had no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that applied by the Company upon adoption of FAS 157.

The Company recognized no other adjustments to its financial statements related to the adoption of FAS 157, and new disclosures are included in the Financial Instruments footnote.

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value with unrealized gains and losses recognized in earnings at each subsequent reporting date. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

§	Certain recognized financial assets and liabilities;
§	Rights and obligations under certain insurance contracts that are not financial instruments;
§	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
§	Certain commitments.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

FAS 159 was adopted by the Company on January 1, 2008. In implementing FAS 159, the Company elected not to take the fair value option for any eligible assets or liabilities in existence on January 1, 2008, or in existence at the date of these financial statements.

Offsetting of Amounts Related to Certain Contracts

On April 30, 2007, the FASB issued a FSP on FASB Interpretation (“FIN”) No. 39, “Offsetting of Amounts Related to Certain Contracts” (“FSP FIN 39-1”), which permits a reporting entity to offset fair value amounts recognized for the right to reclaim or the obligation to return cash collateral against fair value amounts recognized for derivative instruments under master netting arrangements. FSP FIN 39-1 had no effect on the financial condition, results of operations, or cash flows upon adoption by the Company on January 1, 2008, as it is the Company’s accounting policy not to offset such fair value amounts.

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $1.7 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants (“AICPA”) issued Statement of Position (“SOP”) 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS 97”), as investment contracts.

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $4.8, before tax, or $3.1, net of $1.7 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs (“DAC”) and value of business acquired (“VOBA”) to include internal replacements.

Disclosures about Credit Derivatives and Certain Guarantees

In September 2008, the FASB issued FSP FAS No. 133-1 and FIN No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP FAS 133-1 and FIN 45-4”), which does the following:

§	Amends FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS 133”), requiring additional disclosures by sellers of credit derivatives;
§	Amends FASB Interpretation No. 45, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others” (“FIN 45”), requiring additional disclosure about the current status of the payment/performance risk of a guarantee; and
§	Clarifies the effective date of FAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).

FSP FAS 133-1 and FIN 45-4 was adopted by the Company on December 31, 2008. In implementing FSP FAS 133-1 and FIN 45-4, the Company determined that its adoption had no financial statement impact.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The clarification in the FSP of the effective date of FAS 161 is consistent with the guidance in FAS 161 and the Company’s disclosure provided herein.

Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities

In December, 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities” (“FSP FAS 140-4 and FIN 46(R)-8”), which requires additional disclosures regarding a transferor’s continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement and an enterprise’s involvement with variable interest entities (“VIEs”) and qualifying special purpose entities (“QSPEs”).

FSP FAS 140-4 and FIN 46(R)-8 was adopted by the Company on December 31, 2008. In implementing FSP FAS 140-4 and FIN 46(R)-8, the Company determined that its adoption has no financial statement impact. The Company does not have any QSPEs or continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement.

Amendments to Impairment Guidance

In January 2009, the FASB issued FSP Emerging Issues Task Force (“EITF”) 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“FSP EITF 99-20-1”), which amends EITF 99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets” (“EITF 99-20”). FSP EITF 99-20-1 requires that an other-than-temporary impairment on investments that meet the criteria of EITF 99-20 be recognized as a realized loss through earnings when it is probable there has been an adverse change in the holder’s estimated cash flow, consistent with the impairment model in FAS No. 115, “Accounting for Certain Investments in Debt and Equity Securities.”

FSP EITF 99-20-1 was adopted by the Company on December 31, 2008, prospectively. In implementing FSP EITF 99-20-1, the Company determined there was a minimal effect on financial position, results of operations, and cash flows, as the structured securities held by the Company were highly rated at issue.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

New Accounting Pronouncements

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued FAS 161, which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of and gains and losses on derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

§	How and why derivative instruments are used;
§	How derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations; and
§	How derivative instruments and related hedged items affect an entity’s financial statements.

The provisions of FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company is currently in the process of determining the impact of adoption of FAS 161 on its disclosures; however, as the pronouncement only pertains to additional disclosure, the Company has determined that the adoption of FAS 161 will have no impact on income, financial position or cash flows. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business Combinations” (“FAS 141R”), which replaces FAS No. 141, “Business Combinations,” as issued in 2001. FAS 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

§	Acquisition-related costs to be recognized separately and generally expensed;
§	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
§	Contractual contingencies acquired to be recorded at acquisition-date fair values;
§	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
§	The nature and financial effects of the business combination to be disclosed.

FAS 141R also amends or eliminates various other authoritative literature.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The provisions of FAS 141R are effective for fiscal years beginning on or after December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after January 1, 2009. Also, the Company will consider transition costs related to any acquisitions that may occur prior to January 1, 2009.

Equity Method Investment Accounting

In November 2008, the EITF reached consensus on EITF 08-6, “Equity Method Investment Accounting Considerations” (“EITF 08-6”), which requires, among other provisions, that:

§	Equity method investments be initially measured at cost;
§	Contingent consideration only be included in the initial measurement;
§	An investor recognize its share of any impairment charge recorded by the equity investee; and
§	An investor account for a share issuance by an equity investee as if the investor had sold a proportionate share of its investment;

The provisions of EITF 08-6 are effective in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. As such, this standard will impact Company acquisitions or changes in ownership with regards to equity investments that occur on or after January 1, 2009. The Company is currently in the process of determining the impact of the other-than-temporary impairment provisions.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications. For 2007, the Company reclassified $250.0 from operating cash flows to financing cash flows in order to properly reflect all cash flows associated with the Company’s guaranteed investment contracts and associated facultative reinsurance.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in DAC, VOBA, and deferred income taxes.

Other-Than-Temporary-Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of the EITF 99-20. Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is recorded in Net realized capital gains (losses).

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair values for the actively traded marketable fixed maturities are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated fair values. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset.

The fair values for actively traded equity securities are based on quoted market prices.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which is based on quoted market prices.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company utilizes values established by third party brokers.

The Company records liabilities, which can be either positive or negative, for annuity contracts containing guaranteed riders for guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum withdrawal benefits (“GMWB”) without life contingencies in accordance with FAS 133. The guarantee is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions.

The Company also records for its fixed indexed annuities (“FIA”) contracts an embedded derivative liability for interest payments to contractholders above the minimum guaranteed interest rate, in accordance with FAS 133. The guarantee is treated as an embedded derivative and is required to be reported separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by best estimate assumptions.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, options and futures, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contractowners in the Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

FAS 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges. DAC related to GICs, however, is amortized on a straight-line basis over the life of the contract.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with SOP 05-1.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Statements of Operations.

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include estimated future hedging and guaranteed benefit costs, surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, however, increase the rate of amortization.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reserves

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts, universal and traditional life insurance contracts, and GICs. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Deferred annuity crediting rates and reserve interest rates varied by product up to 10.0% for 2008 and 2007, and 7.8% for 2006.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. For 2008, 2007, and 2006, immediate annuity reserve interest discount rates varied up to 8.0%.

Reserves for FIAs are computed in accordance with FAS 97, FAS 133, and FAS 157. Accordingly, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statements of Operations.

Reserves for universal life products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses, less the present value of future net premiums.

Under Statement of Position 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts for Separate Accounts” (“SOP 03-1”), the Company calculates additional liabilities (“SOP 03-1 reserves”) for certain variable annuity guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP 03-1 reserve recognized for such products is in addition to the liability previously held and recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The Company calculates a benefit ratio for each block of business subject to SOP 03-1, and calculates an SOP 03-1 reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP 03-1 reserve is accumulated at interest rates using rates consistent with the DAC model for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

GMABs and GMWBs without life contingent payouts are considered to be derivatives under FAS 133 and FAS 157. The additional reserves for these guarantees are recognized at fair value through the Statements of Operations.

Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

Sales Inducements

Sales inducements represent benefits paid to contractowners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement. Sales inducements are amortized as a component of Interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For universal life and most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations, but are recorded directly to Future policy benefits and claims reserves on the Balance Sheets.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for separate presentation in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2008 and 2007, unrealized capital (losses) gains of $(249.2) and $21.1, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to large losses in most aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as the direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Balance Sheets.

Participating Insurance

Participating business approximates 2.0% of the Company’s ordinary life insurance in force and 21.9% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $13.7, $14.8, and $15.4, were incurred during the years ended December 31, 2008, 2007, and 2006, respectively.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses (benefits) result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2. Investments Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2008.

Fixed maturities:

U.S.	Treasuries
U.S.	government agencies and authorities

State, municipalities, and political subdivisions

U.S.	corporate securities: Public utilities Other corporate securities

Total U.S. corporate securities

Foreign securities(1):
Government
Other
Total foreign securities

Residential mortgage-backed securities
Commercial mortgage-backed securities
Other asset-backed securities

Total fixed maturities, including
securities pledged
Less: securities pledged
Total fixed maturities
Equity securities
Total investments, available-for-sale

(1) Primarily U.S. dollar denominated.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

Fixed maturities:

U.S.	Treasuries
U.S.	government agencies and authorities

State, municipalities, and political subdivisions

U.S.	corporate securities: Public utilities Other corporate securities

Total U.S. corporate securities

Foreign securities(1):
Government
Other
Total foreign securities

Residential mortgage-backed securities
Commercial mortgage-backed securities
Other asset-backed securities

Total fixed maturities, including
securities pledged
Less: securities pledged
Total fixed maturities
Equity securities
Total investments, available-for-sale

(1) Primarily U.S. dollar denominated.

At December 31, 2008 and 2007, net unrealized loss was $3,237.7 and $127.8, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities as of December 31, 2008, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

Amortized	Fair
Cost	Value

Due to mature:
One year or less
After one year through five years
After five years through ten years
After ten years
Mortgage-backed securities
Other asset-backed securities
Less: securities pledged
Fixed maturities, excluding securities pledged

The Company had investments with five issuers, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity at December 31, 2008. At December 31, 2007, the Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity.

At December 31, 2008 and 2007, fixed maturities with fair values of $22.3 billion and $11.2, respectively, were on deposit as required by regulatory authorities. The increase was due to unrestricted deposits of securities made to the State of Iowa.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2008 and 2007, approximately 12.1% and 7.5%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”) and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2008 and 2007, the Company had $2,995.2 and $2,898.7, respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. At December 31, 2008 and 2007, assets with a market value of approximately $3,341.1 and $3,270.1, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, in the Balance Sheets.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

In conjunction with the January 2009 agreement with the Dutch State regarding the transfer of 80% of the Company's Alt-A residential mortgage backed securities (“Alt-A RMBS”), which included $375.1 in Alt-A RMBS pledged to the FHLB, the Company substituted the Alt-A RMBS assets pledged with other fixed maturities. By February 17, 2009, the Company recalled these Alt-A securities in order to implement the transaction with the Dutch State and reduced the funding agreements pro rata.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Backup Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State will be realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion portfolio, including book value of $1.4 billion of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State will take place at a discount of approximately 10% of par value. In addition, under the Back-up Facility, other fees will be paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company will remain the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. Subject to documentation and regulatory approvals, the ING-Dutch State Transaction is expected to close by the end of March 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph to take effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company will enter into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company will convey to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and pay a periodic transaction fee, and will receive, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State will be obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding will be obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which has a book value of $27.9 will be sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II will sell to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp will include such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. Subject to documentation and regulatory approval, the Step 1 Cash Transfer is expected to close by the end of March 2009 contemporaneous with the closing of the ING-Dutch State Transaction.

Since the Company had the intent to sell a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio or as part of the Step 1 Cash Transfer as of December 31, 2008, the Company recognized $56.9 in other-than-temporary impairments with respect to the 80% participation interest in its Designated Securities Portfolio that it expects to convey as part of the ING-Dutch State Transaction and the Step 1 Cash Transfer. The Company expects to reduce the unrealized loss balance in Accumulated other comprehensive loss included in Shareholder’s equity by approximately $400.0 and recognize a gain in the estimated range of $110.0 to $130.0 upon the closing of the ING-Dutch State Transaction and the Step 1 Cash Transfer.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the offsetting collateral liability is included in Borrowed money on the Balance Sheets. At December 31, 2008 and 2007, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $562.8 and $745.5, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $482.2 and $711.9 at December 31, 2008 and 2007, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Balance Sheets.

The Company also enters into reverse repurchase agreements. At December 31, 2008 and 2007, the Company did not have any securities in reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2008 and 2007. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2008 and 2007, the fair value of loaned securities was $125.4 and $123.1, respectively.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2008 and 2007, were primarily related to the effects of interest rate movement or changes in credit spreads on mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at December 31, 2008 and 2007.

Less than	More than
Six Months	Six Months and	More than	Total
Below	less than Twelve	Twelve Months	Unrealized
Amortized	Months Below	Below	Capital

2008 Interest rate or spread widening Mortgage and other asset-backed securities Total unrealized capital losses Fair value

2007 Interest rate or spread widening Mortgage and other asset-backed securities Total unrealized capital losses Fair value

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 75.7% of the average book value. In addition, this category includes 1,499 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2008. The fair value of the Company’s fixed maturities declined $483.4, before tax and DAC, from December 31, 2008 through February 28, 2009, due to further widening of credit spreads. This decline in fair value includes $258.3 related to the Company’s investments in commercial mortgage-backed securities.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2008, 2007, and 2006.

U.S.	Treasuries
U.S.	Corporate

Foreign Residential mortgage-backed Commercial mortgage-backed Other asset-backed Equity Limited partnerships Total

*Less than $0.1.

The above schedule includes $369.7, $31.0, and $11.5, in other-than-temporary write-downs for the years ended December 31, 2008, 2007, and 2006, respectively, related to the analysis of credit risk and the possibility of significant prepayment risk. The remaining $658.4, $122.3, and $22.3, in write-downs for the years ended December 31, 2008, 2007, and 2006, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes these write-downs by type for the years ended December 31, 2008, 2007, and 2006.

U.S.	Treasuries
U.S.	Corporate

Foreign Residential mortgage-backed Other asset-backed Total

* Less than $0.1.

The remaining fair value of fixed maturities with other-than-temporary impairments at December 31, 2008, 2007, and 2006, was $2,268.4, $2,353.8, and $437.4, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$ 1,361.0	$ 1,176.1	$ 1,009.7
Equity securities, available-for-sale	(0.2)	3.3	1.9
Mortgage loans on real estate	223.6	233.1	225.3
Policy loans	8.8	9.0	9.1
Short-term investments and cash equivalents	4.5	6.7	5.5
Other	(53.3)	35.1	13.9
Gross investment income	1,544.4	1,463.3	1,265.4
Less: investment expenses	106.4	116.9	109.0
Net investment income	$ 1,438.0	$ 1,346.4	$ 1,156.4

At December 31, 2008 and 2007, the Company had $21.2 and $60.3, respectively, of non-income producing investments in fixed maturities.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale, and redemption, as well as losses incurred due to the other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investment on disposal is determined based on specific identification of securities using the first-in, first-out method. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2008, 2007, and 2006.

Net realized capital losses increased for the year ended December 31, 2008, primarily due to higher losses on fixed maturities as a result of other-than-temporary impairments driven by the widening of credit spreads. In addition, derivative realized losses increased for the year ended December 31, 2008, driven by interest rate swaps due to lower LIBOR rates and by losses on call options due to the drop in equity markets. These losses were partially offset by gains on futures, which were also a result of poor equity market performance.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross realized gains and losses were as follows for the years ended December 31, 2008, 2007, and 2006.

3. Financial Instruments Fair Value Measurements

FAS 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either
	directly	or indirectly for substantially the full term of the asset or liability.
	Level	2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and
	significant	to the overall fair value measurement. These valuations, whether derived
	internally	or obtained from a third party, use critical assumptions that are not widely
	available	to estimate market participant expectations in valuing the asset or liability.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008.

Assets:
Fixed maturities, available-for-sale,
including securities pledged
Equity securities, available-for-sale
Other investments (primarily derivatives)
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement
Assets held in separate accounts
Total

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

(1)	Level 3 net assets and liabilities accounted for 3.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 10.0%.

Valuation of Financial Assets and Liabilities

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in FAS 157. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from the brokers are non-binding. The valuations are reviewed and validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime and Alt-A mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset. Due to the lack of corroborating evidence to support a higher level, these bonds are classified as Level 3 assets.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A mortgage-backed securities, has been declining during 2008 as a result of the dislocation of the credit markets. During 2008, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A mortgage-backed securities did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A mortgage-backed securities was inactive. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. However, the Company determined that the classification within the valuation hierarchy should be transferred to Level 3 due to market inactivity.

At December 31, 2008, the fixed maturities valued using unadjusted broker quotes totaled $10,482.3.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price and are classified as Level 1 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are classified as Level 1.

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives) reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to deal only with investment grade counterparties with a credit rating of A- or better. The Company obtains a key input into the valuation model for puts, calls, and futures from one

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

third party broker. Because the input is not received from multiple brokers, these fair values are not deemed to be calculated based on market observable inputs, and, therefore, these instruments are classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Investment contract guarantees: The Company records liabilities, which can be either positive or negative, for annuity contracts containing guaranteed riders for GMABs and GMWBs without life contingencies in accordance with FAS 133. The guarantee is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions.

The Company also records for its FIA contracts an embedded derivative liability for interest payments to contractholders above the minimum guaranteed interest rate, in accordance with FAS 133. The guarantee is treated as an embedded derivative and is required to be reported separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by best estimate assumptions.

Nonperformance risk for investment contract guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default swap spread is applied to the discount factors for FIAs and the risk-free rates for GMABs and GMWBs in the Company’s valuation models in order to incorporate credit risk into the fair values of these investment contract guarantees. As of December 31, 2008, the credit ratings of ING and the Company increased by approximately 185 basis points during the year, which resulted in substantial changes in the valuation of the reserves for all investment contract guarantees.

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS 107”). FAS 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments for purposes of FAS 107 disclosures:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the account values of the underlying contracts, plus the fair value of the unamortized ceding allowance based on the present value of the projected release of the ceding allowance, discounted at risk-free rates, plus a credit spread.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates which are market risk-free rates augmented by credit spreads on current Company debt or AA insurance company debt. The augmentation is present to account for non-performance risk. A margin for non-financial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contractholder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2008 and 2007.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by FAS 157). These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

changes in derivatives, FIAs, and GMWBs and GMABs due to their impacts on the Company’s results of operations.

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2008.

Balance at January 1, 2008 Capital gains (losses):

Net realized capital gains (losses) Net unrealized capital gains (losses)(2)

Total net realized and unrealized capital gains (losses) Purchases, sales, issuances, and settlements, net Transfer in (out) of Level 3 Balance at December 31, 2008

(1)	This amount is included in Net realized capital gains (losses) on the Statements of Operations.
(2)	The amounts in this line are included in Accumulated other comprehensive income (loss) on the Balance Sheets.
(3)	This amount is included in Net realized capital gains (losses) on the Statements of Operations and contains unrealized gains (losses) on Level 3 derivatives held at December 31, 2008. All gains and losses on Level 3 assets are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately by security.
(4)	These amounts are included in Interest credited and other benefits to contractowners on the Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

For the year ended December 31, 2008, the decline in the fair values of the FIA reserves was partially offset by a decline in the value of Level 3 derivatives that hedge the FIA exposure and the increase in the reserves for GMWBs and GMABs. The gains on the FIA embedded derivatives and the losses on the GMWBs ad GMABs were primarily driven by unfavorable equity market performance and changes in interest rates during 2008. In addition, derivatives experienced losses related to unfavorable equity market performance, resulting in a decline in the fair values of these assets. For the year ended December 31, 2008, the net realized gains attributable to credit risk were $117.0. The net unrealized capital losses related to fixed maturities were driven by the widening of credit spreads.

During 2008, the Company determined that the classification within the valuation hierarchy related to the subprime and Alt-A mortgage-backed securities within the RMBS portfolio should be changed due to market inactivity. This change is presented as transfers into Level 3 in the table above and discussed in more detail in the previous disclosure regarding RMBS.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Derivative Financial Instruments

Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an

Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturity portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,

typically quarterly or semi-annually.

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure on
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection. In the
event of a default on the underlying credit exposure,
the Company will either receive an additional
payment (purchased credit protection) or will be
required to make an additional payment (sold credit

protection) equal to the notional value of the swap contract. 477.0

488.9 (112.1)

(22.1)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Forwards are acquired to hedge the Company's
inverse portfolio against movements in interest
rates, particularly mortgage rates. On the
settlement date, the Company will either receive
a payment (interest rate drops on owned forwards
or interest rate rises on purchased forwards) or
will be required to make a payment (interest rate
rises on owned forwards or interest rate drops
on purchased forwards).

156.0

- $

1.9 $

-

Swaptions are used to manage interest rate risk in
the Company’s collateralized mortgage obligations
portfolio. Swaptions are contracts that give the
Company the option to enter into an interest rate
swap at a specific future date.

Futures
Futures contracts are used to hedge against a decrease
in certain equity indices. Such decrease may result
in a decrease in variable annuity account values,
which would increase the possibility of the Company
incurring an expense for guaranteed benefits in
excess of account values. A decrease in variable
annuity account values would also result in lower
fee income. A decrease in equity markets may also
negatively impact the Company's investment in
equity securities. The futures income would
serve to offset these effects. Futures contracts
are also used to hedge against an increase
in certain equity indices. Such increase may result
in increased payments to contract holders of fixed
indexed annuity contracts, and the futures income
would serve to offset this increased expense. The
underlying reserve liabilities are valued under
either SOP 03-1 or FAS 133 and FAS 157 (see
discussion under “Reserves” section) and the change
in reserve liability is recorded in Interest credited and
other benefits to contractowners. The gain or loss on

futures is recorded in Net realized capital gains (losses). 2,593.9

1,584.6

(35.2)

(6.4)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Options
Call options are used to hedge against an increase
in the various equity indices. Such increase may
result in increased payments to contract holders
of fixed indexed annuity contracts, and the options
offset this increased expense. Put options are used
to hedge the liability associated with embedded
derivatives in certain variable annuity contracts.
Both the options and the embedded derivative
reserve are carried at fair value. The change in value
of the options are recorded in Net realized capital
gains (losses); the change in value of the embedded
derivative is recorded in Interest credited and

other benefits to contractowners.

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments, and has issued certain retail
annuity products, that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.

Within securities	N/A*	N/A*	(96.3)	33.8
Within retail annuity products	N/A*	N/A*	791.9	997.9

* N/A - not applicable. **Less than $0.1. Credit Default Swaps

The Company has entered into various credit default swaps to assume credit exposure to certain assets that the Company does not own. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company’s collateral positions are tracked by the International Swaps and Derivatives Association, Inc. (“ISDA”). To the extent cash collateral was received, it was included in the Collateral held, including payables under securities loan agreement on the Balance Sheets and was reinvested in short-term investments. The source of non-cash collateral posted was investment grade bonds of the entity. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to the notional value of the swap contract. At December 31, 2008, the fair value of credit default swaps of $12.7 and $124.8 was included in Other investments and Other liabilities, respectively, on the Balance Sheets. At December 31,

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2007, the fair value of credit default swaps of $8.5 and $30.6 was included in Other investments and Other liabilities, respectively, on the Balance Sheets. As of December 2008, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $143.3.

Embedded Derivative in Credit-Linked Note

The Company owns a 3-year credit-linked note arrangement, whereby the Company agrees to reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company will reimburse the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2008, the maximum potential future exposure to the Company under the guarantee was $32.5.

Variable Interest Entities

The Company holds VIEs for investment purposes in the form of private placement securities, structured securities, securitization transactions, and limited partnerships. Consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of these VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. Investments in limited partnerships are included in Limited partnerships/corporations on the Balance Sheets.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

4. Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$ 2,255.4
Deferrals of commissions and expenses	681.9
Amortization:
Amortization	(421.7)
Interest accrued at 5% to 6%	138.1
Net amortization included in the Statements of Operations	(283.6)
Change in unrealized capital gains (losses) on available-for-sale securities	16.2
Balance at December 31, 2006	2,669.9
Deferrals of commissions and expenses	729.1
Amortization:
Amortization	(592.0)
Interest accrued at 5% to 6%	162.2
Net amortization included in the Statements of Operations	(429.8)
Change in unrealized capital gains (losses) on available-for-sale securities	(56.0)
Implementation of SOP 05-1	(4.8)
Balance at December 31, 2007	2,908.4
Deferrals of commissions and expenses	781.7
Amortization:
Amortization	(814.9)
Interest accrued at 4% to 5%	146.4
Net amortization included in the Statements of Operations	(668.5)
Change in unrealized capital gains (losses) on available-for-sale securities	1,098.2
Effect of variable annuity guaranteed living benefits reinsurance	85.7
Balance at December 31, 2008	$ 4,205.5

The estimated amount of DAC to be amortized, net of interest, is $491.9, $509.1, $491.9, $438.5, and $422.7, for the years 2009, 2010, 2011, 2012 and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$ 122.1
Amortization:
Amortization	(15.0)
Interest accrued at 4% to 5%	5.6
Net amortization included in the Statements of Operations	(9.4)
Change in unrealized capital gains (losses) on available-for-sale securities	(2.6)
Balance at December 31, 2006	110.1
Amortization:
Amortization	16.8
Interest accrued at 4% to 6%	4.9
Net amortization included in the Statements of Operations	21.7
Change in unrealized capital gains (losses) on available-for-sale securities	(3.1)
Balance at December 31, 2007	128.7
Amortization:
Amortization	(18.7)
Interest accrued at 3% to 5%	6.7
Net amortization included in the Statements of Operations	(12.0)
Change in unrealized capital gains (losses) on available-for-sale securities	78.4
Balance at December 31, 2008	$ 195.1
The estimated amount of VOBA to be amortized, net of interest, is $11.7, $12.1, $12.6, $11.6, and $10.9, for the years 2009, 2010, 2011, 2012, and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The increase in Net amortization of DAC and VOBA in 2008 compared to 2007 was primarily due to unfavorable separate account performance during 2008 which caused a significant acceleration of variable annuity DAC amortization, as a result of lower projections of fee income. In addition, this unfavorable performance required the Company to adjust its future gross profit projections for variable annuity hedging costs and guaranteed benefit costs, which also increased amortization.

The increase in Net amortization of DAC and VOBA in 2007 compared to 2006 is due in part to a $67.0 change in estimate recorded during the fourth quarter of 2007. This change resulted from refinements of the DAC model, partially offset by favorable unlocking of mutual fund and mortality and persistency unlocking.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company revised and unlocked certain assumptions for its fixed and variable annuity products during 2008, 2007, and 2006. Unlocking adjustments and their acceleration (deceleration) impact on Amortization of DAC and VOBA were as follows for the years ended December 31, 2008, 2007, and 2006.

Impact of separate account growth and contractowner
withdrawal behavior different from assumptions
Impact of current year gross profit variances
Unlock of mortality, lapse, expense and mutual fund
sharing assumptions
Impact of refinements of gross profit projections
Total unlocking effect on Amortization of DAC and VOBA

5.	Dividend Restrictions and Shareholder’s Equity
	The	Company’s ability to pay dividends to its parent is subject to the prior approval of the State
	of	Iowa Insurance Division (the “Division”) for payment of any dividend, which, when
	combined	with other dividends paid within the preceding twelve months, exceeds the greater of
	(1)	ten percent (10.0%) of the Company’s statutory surplus at the prior year end or (2) the
	Company’s	prior year statutory net gain from operations.
	During	2008, the Company paid its Parent a cash return of capital distribution in the amount of
	$900.0.	During 2007, the Company did not pay any dividends or return of capital distributions
	on	its common stock to its Parent. During 2006, the Company paid $170.0 in a return of capital
	distribution	to its Parent.
	During	2008, the Company received a $1.1 billion capital contribution from its Parent. During
	2007,	the Company received $150.0 in capital contributions from its Parent. During 2006, the
	Company	did not receive any capital contributions from its Parent.
	On	November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total
	consideration	of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct
	and	indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING
	AIH”),	of which $835.0 was contributed to the Company. The contribution was comprised of
	the	proceeds from the investment by the Dutch government and the redistribution of currently
	existing	capital within ING.
	The	Division recognizes as net income and capital and surplus those amounts determined in
	conformity	with statutory accounting practices prescribed or permitted by the Department,
	which	differ in certain respects from accounting principles generally accepted in the United
	States.	Statutory net income (loss) was $(831.4), $(40.1), and $(1.6), for the years ended
	December	31, 2008, 2007, and 2006, respectively. Statutory capital and surplus was $1,872.7
	and	$2,552.6 as of December 31, 2008 and 2007, respectively. As specifically permitted by

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

statutory accounting practices, statutory surplus as of December 31, 2008 includes the impact of the $835.0 capital contribution received on February 24, 2009.

During 2008, the Company received a permitted practice regarding deferred income taxes, which modified the accounting prescribed by the National Association of Insurance Commissioners by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. This permitted practice increased admitted assets and statutory surplus by $120.7 for the year ended December 31, 2008. This permitted practice expires on December 15, 2009. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. This permitted practice had no impact on net income. The Company’s risk-based capital would not have triggered a regulatory event without the benefit of this permitted practice.

The Division also has the ability to ease certain reserving requirements at its discretion. Due to the reduction in liquidity and the availability of letters of credit confirming banks, the Department allowed the Company to accept unconfirmed letters of credit for reinsurance transactions. This allowed the Company to take the full reserve relief for reinsurance transactions with unconfirmed letters of credit. This reserve relief is available for the period from December 31, 2008 through July 1, 2009 and is not a permitted practice.

6. Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates SOP 03-1 reserves for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the guaranteed minimum death benefits (“GMDB”) SOP 03-1 reserve at December 31, 2008.

Area

Data used

Mean investment performance Volatility Mortality

Lapse rates Discount rates

Assumptions/Basis for Assumptions

Based on 100 investment performance scenarios stratified based on 10,000 random generated scenarios 8.125% 18.0% 1999 and prior issues – 75.0%, 75.0%, 75.0%, 80.0%, grading to 100% from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.

2000 and later issues – 55.0%, 55.0%, 65.0%, 65.0%, grading to 100% from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.

Vary by contract type and duration; range between 1.0% and 40.0% 5.5%, based on the portfolio earned rate of the general account

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The assumptions used for calculating the additional guaranteed minimum income benefits (“GMIB”) and Guaranteed Minimum Withdrawal for Life Benefit (LifePay and LifePay Plus) liabilities at December 31, 2008, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

The separate account liabilities subject to SOP 03-1 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2008 and 2007, and the paid and incurred amounts by type for the years ended December 31, 2008 and 2007, were as follows:

	Guaranteed	Guaranteed	Guaranteed		Guaranteed
	Minimum	Minimum	Minimum		Withdrawal
	Death	Accumulation/	Income		For Life
	Benefit	Withdrawal Benefit	Benefit		Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)		(LP/LPP)
Separate account liability
at December 31, 2008	$ 34,090.8	$ 1,470.2	$ 12,701.6		$ 10,020.7
Separate account liability
at December 31, 2007	$ 44,477.8	$ 2,556.4	$ 20,066.1		$ 5,900.0

Additional liability balance:
Balance at January 1, 2007	$ 139.7	$ (8.9)	$ 83.3		$ 1.7
Incurred guaranteed benefits	88.9	20.1	48.9		4.2
Paid guaranteed benefits	(19.2)	-	-		-
Balance at December 31, 2007	$ 209.4	$ 11.2	$ 132.2		$ 5.9
Incurred guaranteed benefits	509.4	141.8	(132.2)	(1)	(5.9)	(1)
Paid guaranteed benefits	(153.4)	-	-		-
Balance at December 31, 2008	$ 565.4	$ 153.0	$ -		$ -

(1) Amounts represent full reinsurance of ceded reserves for GMIBs and LP/LPPs.

The net amount at risk, net of reinsurance, and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2008 and 2007.

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
2008	(GMDB)	(GMAB/GMWB)	(GMIB)	(LP/LPP)
Net amount at risk, net of reinsurance	$ 15,035.8	$ 310.0	$ -	$ -
Weighted average attained age	64	66	-	-

2007
Net amount at risk, net of reinsurance	$ 1,796.0	$ 109.0	$ 391.9	$ 5.6
Weighted average attained age	63	63	59	63

C-48

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2008 and 2007 was $34.1 billion and $44.5 billion, respectively.

7.	Sales Inducements
During the year ended December 31, 2008, the Company capitalized and amortized $106.9 and $229.7, respectively, of sales inducements. During the year ended December 31, 2007, the Company capitalized and amortized $135.4 and $120.2, respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $624.3 and $645.4 as of December 31, 2008 and 2007, respectively.
8.	Income Taxes
The Company files a consolidated federal income tax return with ING AIH, an affiliate, and certain other subsidiaries of ING AIH. The Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2008, 2007, and 2006.

Current tax (benefit) expense: Federal

Total Deferred tax expense: Operations and capital loss carryforwards Other federal deferred tax expense (benefit) Total deferred tax expense (benefit) Total income tax expense (benefit)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons for the years ended December 31, 2008, 2007, and 2006.

	2008
(Loss) income before income taxes and cumulative
effect of change in accounting principle	$ (1,626.4)	$
Tax rate	35.0%
Income tax (benefit) expense at federal statutory rate	$ (569.2)	$
Tax effect of:
Meals and entertainment	0.7
Dividend received deduction	(48.9)
Valuation allowance	379.1
Other	(6.9)
Income tax expense (benefit)	$ (245.2)	$

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2008 and 2007, are presented below.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2008 and 2007, the Company had a tax valuation allowance of $374.0 and $0, respectively, related to realized capital losses, which is included in Net Income (Loss). The valuation allowance includes $81.4 related to impairments of securities designated in the ING-Dutch State Transaction, which was established pending uncertainties regarding the closing of the transaction. Additionally, at December 31, 2008 and 2007, the Company had a tax valuation allowance of $29.8 and $46.9, respectively, related to unrealized capital losses, which is included in Accumulated Other Comprehensive Income (Loss). The Company also established a $5.1 tax valuation allowance against foreign tax credits, the benefit of which is uncertain.

Tax Sharing Agreement

The Company had a receivable from ING AIH of $321.1 and a payable to ING AIH of $40.7 at December 31, 2008 and 2007, respectively, for federal income taxes under the intercompany tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2008 and 2007 are as follows:

Balance at December 31

$

64.9

$

66.4

The Company had $47.3 of unrecognized tax benefits as of December 31, 2008 that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and Consolidated Statement of Operations, respectively. The Company had accrued interest of $4.4 as of December 31, 2008 and $4.7 as of December 31, 2007. The decrease in accrued interest during the year ended December 31, 2008 primarily relates to the settlement of the 2003 IRS audit.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Tax Regulatory Matters

In the first quarter of 2008, the IRS finalized the audit of tax year 2003. The 2003 settlement did not have a material impact on the Company’s financial position. The Company is currently under audit by the IRS for tax years 2002 and 2004 through 2008, and is expected that the examination of these years will be finalized within the next twelve months. Upon finalization of the IRS examination it is reasonably possible that the unrecognized tax benefits will decrease by up to $22.9. The timing of the payment of the remaining allowance of $42.0 cannot be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Prior to 2006, deferred income of $14.4 was accumulated in the Policyholder’s Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004, allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a return of capital distribution of $170.0, which eliminated the $14.4 balance in the Policyholders’ Surplus Account and, therefore, any potential tax on the accumulated balance.

9. Benefit Plans Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees. However, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Plan. The Retirement Plan was amended and restated effective July 1, 2008 related to the admission of employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $10.8, $13.0, and $17.1, for the years ended 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective July 1, 2008 related to the admission of employees from the acquisition of CitiStreet by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $5.6, $4.9, and $4.6, for the years ended December 31, 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Statements of Operations.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock and on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $5.3, $4.7, and $7.4, for the years ended December 31, 2008, 2007, and 2006, respectively.

For leo, the Company recognized tax benefits of $0.7 in 2008, $2.5 in 2007, and minimal tax benefits in 2006.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2008, 2007, and 2006, were $1.3, $0.6, and $1.3, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

10.	Related Party Transactions
	Operating	Agreements
	The	Company has certain agreements whereby it generates revenues and incurs expenses with
	affiliated	entities. The agreements are as follows:
	§	Underwriting and distribution agreement with Directed Services LLC (“DSL”) (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2008, 2007, and 2006, commissions were incurred in the amounts of $603.8, $553.8, and $418.0, respectively.
	§	Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING
USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $85.9, $78.0, and $69.5, respectively.
	§	Service agreement with DSL, in which the Company provides managerial and supervisory services to DSL and earns a fee that is calculated as a percentage of average assets in the Company’s variable separate accounts deposited in ING Investors Trust. On August 9, 2007, the Company and DSL entered into an amendment to the service agreement effective July 31, 2007, which modifies the method for calculating the compensation owed to the Company for its provision of managerial and supervisory services to DSL. As a result of this amendment, DSL pays the Company the total net revenue associated with the Company’s deposits in ING Investors Trust. For the years ended December 31, 2008, 2007, and 2006, revenue for these services was $139.2, $109.0, and $62.0, respectively.
	§	Services agreements with ING North America, dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $93.0, $96.6, and $95.4, respectively.
	§	Services agreement between the Company and its U.S. insurance company affiliates dated
	January	1, 2001, amended effective January 1, 2002 and December 31, 2007, for
	administrative,	management, professional, advisory, consulting, and other services. For the
	years	ended December 31, 2008, 2007, and 2006, expenses related to the agreements were
	incurred	in the amount of $21.6, $19.0, and $6.1, respectively.
	§	Administrative Services Agreement between the Company, ReliaStar Life Insurance
	Company	of New York (“RLNY”), an affiliate, and other U.S. insurance company affiliates
	dated	March 1, 2003, amended effective August 1, 2004, in which the Company and
	affiliates	provide services to RLNY. For the years ended December 31, 2008, 2007, and
	2006,	revenue related to the agreement was $6.5, $6.3, and $5.8, respectively.
	§	ING Advisors Network, a group of broker-dealers affiliated with the Company, distributes
	the	Company’s annuity products. For the years ended December 31, 2008, 2007, and 2006,
	ING	Advisors Network sold new contracts of $1,411.3, $1,429.3, and $1,255.4, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

§	Services agreement between the Company, Security Life of Denver Insurance Company (“Security Life”), an affiliate, and IIM whereby IIM provides administrative, management, professional, advisory, consulting and other services to the Company and Security Life with respect to its Financial Products unit. For the years ended December 31, 2008 and 2007, the Company incurred expenses of $8.9 and $1.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Reinsurance Agreements

Automatic Reinsurance Agreement

Effective June 30, 2008, ING USA entered into an automatic reinsurance agreement with its affiliate, Security Life of Denver International Limited (“SLDI”). Under the terms of the agreement, ING USA ceded to SLDI 100% of the benefits guaranteed under specific variable annuity guaranteed living benefit riders (the “Covered Benefits”) attached to certain variable annuity contracts issued by ING USA on or after January 1, 2000 (the “Contracts”). ING USA paid SLDI initial consideration of $665.8. Thereafter, ING USA will pay (i) new business consideration equal to 1.62% of premiums received from contractholders on the Contracts and (ii) a base premium equal to the actual fees paid by contractholders for the Covered Benefits. Under the terms of the agreement, SLDI is required to provide ING USA security for ING USA’s full statutory reserve credit for reinsurance by providing a letter of credit to ING USA or establishing a trust for its benefit, or a combination of a letter of credit and assets in trust. SLDI has provided ING USA with letters of credit in the aggregate amount of $960.0, with $319.0 issued under a letter of credit facility with its affiliate, ING Bank N.V., while the remainder resides with three separate third party letter of credit facilities as of December 31, 2008. SLDI has also established a trust with The Bank of New York as trustee and ING USA as beneficiary in which SLDI assets totaling $655.2 have been deposited as of December 31, 2008. Since December 31, 2008, an additional $1,074.0 has been contributed to the trust.

At the inception of this reinsurance contract, the impact of the initial ceded premium of $665.8 was partially offset by ceded reserves of $273.6 and by an increase in DAC of $85.5. The net of these was established as a deferred loss of $306.7 and was reflected in Other Assets. The deferred loss is being amortized over the period of benefit.

At December 31, 2008, the value of reserves ceded by the Company under this agreement was $732.3, and the balance of the deferred loss, including both the initial deferred loss plus additional deferrals of 1.62% of premiums on new business, was $353.8.

Effective June 30, 2008, ING USA also entered into a services agreement with SLDI pursuant to which ING USA will provide certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the Covered Benefits reinsured by SLDI under the automatic reinsurance agreement. For the year ended December 31, 2008, revenue related to the agreement was $4.9.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Coinsurance Agreements

Effective May 1, 2005, ING USA entered into a coinsurance agreement with its affiliate, Security Life. Under the terms of the agreement, Security Life assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and December 31, 2003. In addition, ING USA assigned to Security Life all future premiums received by ING USA attributable to the ceded contracts.

Under the terms of the agreement, ING USA ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to Security Life, resulting in a realized capital gain of $47.9 to the Company.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $19.9, and $21.2 and $23.5 for the years ended December 31, 2008, 2007 and 2006, respectively, which is included in Other expenses in the Statements of Operations.

In addition, the Company entered into a 100% coinsurance agreement with Security Life dated January 1, 2000, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2008 and 2007, the value of reserves ceded by the Company under this agreement was $17.2 and $16.6, respectively.

The Company is a party to a Facultative Coinsurance Agreement with its affiliate, Security Life, effective August 20, 1999. Under the terms of this agreement, the Company facultatively cedes to Security Life, from time to time, certain GICs on a 100% coinsurance basis. The value of GIC reserves ceded by the Company under this agreement was $2.5 billion and $2.3 billion at December 31, 2008 and 2007, respectively.

Reinsurance Assumed

Yearly Renewable Term Agreements

Effective December 1 and December 31, 2008, respectively, ING USA entered into two yearly renewable term reinsurance agreements with its affiliate, ReliaStar Life Insurance Company (“ReliaStar”), for an indefinite duration. Under the terms of the agreements, ING USA assumed 100% of ReliaStar’s mortality risk associated with the net amount at risk under specific life insurance policies, including:

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

§	Individual life policies issued by ReliaStar and previously assumed by ReliaStar from ReliaStar Life Insurance Company of New York (“RLNY”), with policy dates prior to January 1, 2000, including certain term life, universal life, variable universal life, and whole life, insurance policies.
§	In force individual life policies issued by ReliaStar, where premiums are paid on the insured’s behalf through payroll deduction and which were marketed by employee benefit brokers.

ING USA received initial consideration of $3.9 from ReliaStar. Thereafter, the Company will receive monthly premiums, net of benefit payments, based on premium rates set forth in the respective agreements. As such, there is no unearned reinsurance premium.

As of December 31, 2008, the value of the reserves assumed by the Company under these agreements was $5.0.

Coinsurance Funds Withheld Agreement

Effective December 31, 2008, ING USA entered into a coinsurance funds withheld agreement with ReliaStar for an indefinite duration. Under the terms of the agreement, ING USA assumed 100% quota share of ReliaStar’s net retained liability under certain Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by ING USA. Thereafter, premiums are equal to the total earned gross premiums collected by ReliaStar from policyholders. ReliaStar will retain all reinsurance premiums payable to ING USA as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, ING USA will receive or pay a net settlement. In addition, ING USA is required to provide ReliaStar full reserve credit for reinsurance by providing a letter of credit, the cost of which will be partially reimbursed by ReliaStar.

As of December 31, 2008, the value of the reserves assumed by the Company under this agreement was $219.9.

Funds Withheld Agreement

Effective December 31, 2008, ING USA entered into a funds withheld agreement with ReliaStar for an indefinite duration. Under the terms of the agreements, ING USA assumed 100% quota share of ReliaStar’s net retained liability under assumed group life reinsurance in-force.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The initial premium of $60.0 was equal to the net Statutory reserve assumed by ING USA. Thereafter, premiums are equal to the total earned reinsurance premiums collected by ReliaStar, less a ceding commission. ReliaStar will retain all reinsurance premiums payable to ING USA as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, ING USA will receive or pay a net settlement. In addition, ING USA is required to provide ReliaStar reserve credit in the excess of the funds withheld for reinsurance by providing a cash deposit or letter of credit.

As of December 31, 2008, the value of the reserves assumed by the Company under this agreement was $60.0.

Financing Agreements

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January 2004 and expires on January 14, 2014, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred interest expense of $1.3, $3.5, and $1.5, for the years ended December 31, 2008, 2007, and 2006, respectively. The Company earned interest income of $2.8, $6.7, and $4.9, for the years ended December 31, 2008, 2007, and 2006, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Statements of Operations. At December 31, 2008 and 2007, the Company had no amounts outstanding with ING AIH under the reciprocal loan agreement.

Notes with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, Security Life, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8, for each of the years ended December 31, 2008, 2007, and 2006, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, ReliaStar, and SLDI, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was $25.4 for each of the years ended December 31, 2008, 2007, and 2006, respectively.

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent, Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement, Lion issued a promissory note to its indirect parent company, ING Verzekeringen N.V. ("ING V"), which has been guaranteed by Lion’s immediate parent, ING AIH.

Under the terms of the funding agreement, the Company will pay Lion interest quarterly at the credited interest rate until maturity, and on the maturity date, the Company will pay Lion the single deposit and any accrued and unpaid interest. The credited interest rate shall be the three-month LIBOR, plus 0.05%, and shall be reset quarterly. The maturity date of the funding agreement shall be August 10, 2009, or such later date to which the maturity date may be extended; provided, however, that the maturity date may not be extended beyond August 10, 2012.

Proprietary Alpha Fund

The ING Proprietary Alpha Fund, LLC (“PAF”) is a multi-strategy investment fund established in 2007 as a U.S. domiciled limited liability company managed by ING Alternative Asset Management LLC (“IAAM”), an affiliate. The investment strategies within PAF include both long and short exposures to various investments and utilize various fixed income, equity, and derivative financial instruments. In September 2007, ING USA invested $125.0 into PAF.

As of December 31, 2008, the Company recognized approximately $40.2 in losses related to financial instruments held by the PAF in the Lehman Liquidity Fund in response to the bankruptcy proceedings of Lehman Brothers, Inc. (“Lehman”).

ING Multi-Strategy Opportunity Fund

On September 30, 2008, the Company’s affiliate, Security Life of Denver Insurance Company, transferred 51.9% of its interest in the ING Multi-Strategy Opportunity Fund (the “Fund”) to the Company for a purchase price of $68.9. As of December 31, 2008, the Company has an investment in the various series of the ING Multi-Strategy Opportunity Fund Series LLC that total $66.8. This amount is included in Limited partnerships/corporations on the Balance Sheets.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Tax Sharing Agreements

Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Derivatives

As of December 31, 2008 and 2007, the Company had call options with a notional amount of $162.3 and $167.8, respectively, and market value of $8.6 and $42.6, respectively, with ING Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

11. Financing Agreements

The Company maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company did not incur any interest expense for the year ended December 31, 2008. The Company incurred minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, the Company had no amounts outstanding under the revolving note facility.

The Company also maintains a $100.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company borrowing accrues at an annual rate equal to the rate quoted by PNC to the Company for the borrowing. Under this agreement, the Company did not incur any interest expense for the year ended December 31, 2008. The Company incurred minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, the Company had no amounts outstanding under the line-of-credit agreement. As of October 31, 2008, the Company had not formally renewed this line-of-credit, which subsequently expired on this date.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company maintains a $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.) (“Svenska”), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2008 and 2007. At December 31, 2008 and 2007, the Company had no amounts outstanding under the line-of-credit agreement. Effective November 19, 2008, the Company discontinued this line-of-credit.

Also see Financing Agreements in the Related Party Transactions footnote.

12. Reinsurance

At December 31, 2008, the Company had reinsurance treaties with 16 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates, Security Life and SLDI, related to GICs, fixed annuities, and universal life insurance policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $633.1 and $689.1 at December 31, 2008 and 2007, respectively. Net receivables were comprised of the following at December 31, 2008 and 2007.

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2008, 2007, and 2006.

Also see Reinsurance Agreements in the Related Party Transactions footnote.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

13. Commitments and Contingent Liabilities Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2008, 2007, and 2006, rent expense for leases was $8.7, $7.9, and $8.3, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2009 through 2013 are estimated to be $7.7, $6.3, $5.3, $5.3, and $5.3, respectively, and $18.9, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2008, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $421.4, $207.2 of which was with related parties. At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $616.3, $156.5 of which was with related parties. During 2008 and 2007, $176.2 and $33.1, respectively, was funded to related parties under these commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company will reimburse the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can seek recovery of any losses under the agreements by sale or collection of the received reference obligation. As of December 31, 2008, the maximum potential future exposure to the Company under the guarantee was $32.5.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Cash Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2008 and 2007, the Company held $17.6 and $11.5, respectively, of cash collateral, which was included in Payables under securities loan agreement, including collateral held, on the Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

14. Subsequent Events

Subsequent to December 31 2008, the ING Supervisory Board of Directors approved a liquidity facility for up to $2.0 billion to support the liquidity requirements in ING’s life insurance operations, including the Company. The exact usage of the facility, if any, has not yet been determined, as it will be utilized as an alternative source of liquidity.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

15. Restructuring Charges 2008 Expense Reductions

During the fourth quarter, the Company implemented an expense reduction program for the purpose of streamlining its overall operations. The restructuring charges related to this expense reduction initiative include severance and other employee benefits and lease abandonment costs, which are included in Operating Expenses on the Statements of Operations.

The following table illustrates the restructuring reserves and charges for the period ended December 31, 2008.

Restructuring reserve at inception	$ -
Restructuring charges:
Employee severance and termination benefits	3.3	(1)
Future rent on non-cancelable leases	0.4	(2)
Total restructuring charges	3.7
Other charges	-
Intercompany charges and payments	(0.5)	(3)
Payments applied against reserve	(0.7)	(4)
Restructuring reserve at December 31, 2008	$ 2.5

(1)	Amounts represent charges to the Company for all severed employees that support the Company, including those within affiliates.
(2)	Amounts represent intercompany expense allocations from ING AIH. The expenses were allocated to the Company based upon the department that used the space, and the cash settlement occurred in January 2009.
(3)	Amounts represent payments to ING affiliates for severance incurred by another ING entity for employees that supported the Company. Payments were made through ING's intercompany cash settlement process.
(4)	Amounts represent payments to employees of the Company, as well as reversals of severance reserves.

The Company estimates the completion of these integration and restructuring activities by November 15, 2009.

2009 Expense and Staff Reductions

On January 12, 2009, ING announced expense and staff reductions across all U.S. operations, which resulted in the elimination of 114 current and open positions in the Company. Due to the staff reductions, curtailment of pension benefits shall occur during the first quarter of 2009, which will result in the recognition of a loss related to unrecognized prior service costs. The effect of the curtailment on the Company’s earnings is anticipated to be less than $0.1. The Company anticipates that the restructuring activities in regards to its operations will be complete by November 15, 2009, with total estimated costs to the Company equal to $6.7.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

16. Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2008, 2007, and 2006.

Net unrealized capital (losses) gains:
Fixed maturities, available-for-sale
Equity securities, available-for-sale
DAC/VOBA adjustment on
available-for-sale securities
Sales inducements adjustment on
available-for-sale securities
Other investments
Unrealized capital (losses) gains , before tax
Deferred income tax asset (liability)
Deferred tax asset valuation allowance
Net unrealized capital (losses) gains
Pension liability, net of tax
Other
Accumulated other comprehensive (loss) income

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2008, 2007 and 2006

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

(1)	Pretax unrealized capital holding gains (losses) arising during the year were $(2,888.0), $(324.9), and $(72.6), for the years ended December 31, 2008, 2007, and 2006, respectively.
(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net (loss) income were $(1,056.6), $(166.2), and $(61.9), for the years ended December 31, 2008, 2007, and 2006, respectively.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2008 Total revenue Income (loss) before income taxes Income tax expense (benefit) Net income (loss)

2007 Total revenue Income (loss) before income taxes Income tax expense (benefit) Net income (loss)

FINANCIAL STATEMENTS

ING USA Annuity and Life Insurance Company Separate Account B

Year ended December 31, 2008 with Report of Independent Registered Public Accounting Firm

S-1

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ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Financial Statements Year ended December 31, 2008

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ING USA Annuity and Life Insurance Company Separate Account B (the “Account”) as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A
Columbia Federal Securities Fund, Variable Series - Class A
Columbia Large Cap Growth Fund, Variable Series - Class A
Columbia Small Cap Value Fund, Variable Series - Class B
Columbia Small Company Growth Fund, Variable Series -
Class A
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
ING GET Fund:
ING GET Fund - Series U
ING GET Fund - Series V
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2
Class
ING American Funds Asset Allocation Portfolio
ING American Funds Bond Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class
ING BlackRock Large Cap Growth Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service 2 Class
ING Capital Guardian U.S. Equities Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class
ING EquitiesPlus Portfolio - Service Class
ING EquitiesPlus Portfolio - Service 2 Class
ING Evergreen Health Sciences Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class
ING Evergreen Omega Portfolio - Service 2 Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class

ING Investors Trust (continued):
ING Focus 5 Portfolio - Service Class
ING Franklin Income Portfolio - Service Class
ING Franklin Income Portfolio - Service 2 Class
ING Franklin Mutual Shares Portfolio - Service Class
ING Franklin Templeton Founding Strategy Portfolio - Service
Class
ING Global Real Estate Portfolio - Service Class
ING Global Real Estate Portfolio - Service 2 Class
ING Global Resources Portfolio - Service Class
ING Global Resources Portfolio - Service 2 Class
ING Global Technology Portfolio - Service Class
ING Global Technology Portfolio - Service 2 Class
ING International Growth Opportunities Portfolio - Service Class
ING International Growth Opportunities Portfolio - Service 2
Class
ING Janus Contrarian Portfolio - Service Class
ING Janus Contrarian Portfolio - Service 2 Class
ING JPMorgan Emerging Markets Equity Portfolio - Adviser
Class
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service 2
Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service 2 Class
ING Julius Baer Foreign Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service 2 Class
ING Legg Mason Value Portfolio - Service Class
ING Legg Mason Value Portfolio - Service 2 Class
ING LifeStyle Aggressive Growth Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class
ING LifeStyle Conservative Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service 2 Class
ING LifeStyle Moderate Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service 2 Class
ING LifeStyle Moderate Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service 2 Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Liquid Assets Portfolio - Service 2 Class

ING Investors Trust (continued):
ING Lord Abbett Affiliated Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service 2 Class
ING Marsico Growth Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class
ING Marsico International Opportunities Portfolio - Service
Class
ING MFS Total Return Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class
ING MFS Utilities Portfolio - Service Class
ING Mid Cap Growth Portfolio - Service Class
ING Mid Cap Growth Portfolio - Service Class 2
ING Multi-Manager International Small Cap Portfolio - Class S
ING Oppenheimer Active Asset Allocation Portfolio - Service
Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING Oppenheimer Main Street Portfolio® - Service 2 Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO Core Bond Portfolio - Service 2 Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service 2
Class
ING T. Rowe Price Equity Income Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service 2 Class
ING Templeton Global Growth Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service 2 Class
ING UBS U.S. Allocation Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service 2 Class
ING Van Kampen Capital Growth Portfolio - Service Class
ING Van Kampen Capital Growth Portfolio - Service 2 Class
ING Van Kampen Global Franchise Portfolio - Service Class
ING Van Kampen Global Franchise Portfolio - Service 2 Class
ING Van Kampen Global Tactical Asset Allocation Portfolio -
Service Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service 2 Class
ING Van Kampen Large Cap Growth Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Service 2 Class
ING VP Index Plus International Equity Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service 2
Class
ING Wells Fargo Disciplined Value Portfolio - Service Class
ING Wells Fargo Disciplined Value Portfolio - Service 2 Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2
Class
ING Mutual Funds:
ING Diversified International Fund - Class R
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service
Class
ING American Century Small-Mid Cap Value Portfolio - Service
Class
ING Baron Small Cap Growth Portfolio - Service Class
ING Columbia Small Cap Value II Portfolio - Service Class

ING Partners, Inc. (continued):
ING Davis New York Venture Portfolio - Service Class
ING JPMorgan International Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class
ING Neuberger Berman Partners Portfolio - Service Class
ING Neuberger Berman Regency Portfolio - Service Class
ING OpCap Balanced Value Portfolio - Service Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Service Class
ING Solution 2015 Portfolio - Service Class
ING Solution 2025 Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING Solution Income Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class
ING T. Rowe Price Growth Equity Portfolio - Service Class
ING Templeton Foreign Equity Portfolio - Service Class
ING Thornburg Value Portfolio - Initial Class
ING Thornburg Value Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class S
ING VP Strategic Allocation Growth Portfolio - Class S
ING VP Strategic Allocation Moderate Portfolio - Class S
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I
ING VP Growth and Income Portfolio - Class S
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11
ING GET U.S. Core Portfolio - Series 12
ING GET U.S. Core Portfolio - Series 13
ING GET U.S. Core Portfolio - Series 14
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio -
Class S
ING Global Equity Option Portfolio - Class S
ING International Index Portfolio - Class S
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
Class S
ING Opportunistic Large Cap Growth Portfolio - Class S

ING Variable Portfolios, Inc. (continued):
ING Opportunistic Large Cap Value Portfolio - Class S
ING Russell™ Global Large Cap Index 85% Portfolio - Class S
ING Russell™ Large Cap Index Portfolio - Class S
ING Russell™ Mid Cap Index Portfolio - Class S
ING Russell™ Small Cap Index Portfolio - Class S
ING VP Index Plus LargeCap Portfolio - Class S
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING VP Small Company Portfolio - Class S
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
- Class S
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S
ING VP International Value Portfolio - Class S
ING VP MidCap Opportunities Portfolio - Class S
ING VP Real Estate Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity
Portfolio
Legg Mason Partners Variable Investors Portfolio

Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable Money Market Portfolio
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II
Pioneer Small Cap Value VCT Portfolio - Class II
ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
ProFund VP Small-Cap
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund
Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Equity Income Fund
Wells Fargo Advantage Large Company Growth Fund
Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage Small Cap Growth Fund
Wells Fargo Advantage Total Return Bond Fund

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING USA Annuity and Life Insurance Company Separate Account B at December 31, 2008, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 12, 2009

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

Columbia
		BlackRock	Columbia Asset	Federal	Columbia Large
	AIM V.I.	Global	Allocation	Securities Fund,	Cap Growth
	Leisure Fund -	Allocation V.I.	Fund, Variable	Variable Series -	Fund, Variable
	Series I Shares	Fund - Class III	Series - Class A	Class A	Series - Class A
Assets
Investments in mutual funds
at fair value	$ 17,867	$ 397,837	$ 262	$ 27	$ 258
Total assets	17,867	397,837	262	27	258

Liabilities
Payable to related parties	5	37	-	-	-
Total liabilities	5	37	-	-	-
Net assets	$ 17,862	$ 397,800	$ 262	$ 27	$ 258

Net assets
Accumulation units	$ 17,862	$ 397,800	$ 262	$ 27	$ 258
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 17,862	$ 397,800	$ 262	$ 27	$ 258

Total number of mutual fund shares	3,559,207	35,206,853	28,059	2,518	13,836

Cost of mutual fund shares	$ 35,031	$ 452,091	$ 389	$ 26	$ 333

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

Columbia Small
	Columbia Small	Company	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Cap Value	Growth Fund,	Equity-Income	Contrafund®	Cap Value
	Fund, Variable	Variable Series -	Portfolio -	Portfolio -	Securities Fund
	Series - Class B	Class A	Service Class 2	Service Class 2	- Class 2
Assets
Investments in mutual funds
at fair value	$ 141,775	$ 51	$ 167,089	$ 656,597	$ 7,246
Total assets	141,775	51	167,089	656,597	7,246

Liabilities
Payable to related parties	36	-	33	99	-
Total liabilities	36	-	33	99	-
Net assets	$ 141,739	$ 51	$ 167,056	$ 656,498	$ 7,246

Net assets
Accumulation units	$ 141,739	$ 51	$ 167,056	$ 656,498	$ 7,246
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 141,739	$ 51	$ 167,056	$ 656,498	$ 7,246

Total number of mutual fund shares	12,535,361	6,719	12,853,032	43,368,381	686,863

Cost of mutual fund shares	$ 216,013	$ 66	$ 311,897	$ 1,226,782	$ 11,668

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING	ING
	AllianceBernstein	AllianceBernstein	ING American
	Mid Cap Growth	Mid Cap Growth	Funds Asset	ING American	ING American
	Portfolio - Service	Portfolio - Service 2	Allocation	Funds Bond	Funds Growth
	Class	Class	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 191,643	$ 8,866	$ 148,381	$ 252,197	$ 1,544,528
Total assets	191,643	8,866	148,381	252,197	1,544,528

Liabilities
Payable to related parties	56	2	12	29	263
Total liabilities	56	2	12	29	263
Net assets	$ 191,587	$ 8,864	$ 148,369	$ 252,168	$ 1,544,265

Net assets
Accumulation units	$ 191,587	$ 8,864	$ 148,369	$ 252,168	$ 1,544,265
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 191,587	$ 8,864	$ 148,369	$ 252,168	$ 1,544,265

Total number of mutual fund shares	25,932,725	1,216,167	20,438,182	27,959,716	42,362,263

Cost of mutual fund shares	$ 390,719	$ 18,715	$ 171,306	$ 267,854	$ 2,299,761

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING BlackRock
			ING American	Large Cap	ING BlackRock
	ING American	ING American	Funds World	Growth	Large Cap
	Funds Growth-	Funds	Allocation	Portfolio -	Growth
	Income	International	Portfolio -	Institutional	Portfolio -
	Portfolio	Portfolio	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,075,062	$ 953,930	$ 13,128	$ 131	$ 94,366
Total assets	1,075,062	953,930	13,128	131	94,366

Liabilities
Payable to related parties	177	154	-	-	21
Total liabilities	177	154	-	-	21
Net assets	$ 1,074,885	$ 953,776	$ 13,128	$ 131	$ 94,345

Net assets
Accumulation units	$ 1,074,885	$ 953,776	$ 13,128	$ 131	$ 94,345
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,074,885	$ 953,776	$ 13,128	$ 131	$ 94,345

Total number of mutual fund shares	41,316,750	68,186,539	1,636,916	19,575	14,190,396

Cost of mutual fund shares	$ 1,552,114	$ 1,361,274	$ 12,742	$ 238	$ 149,116

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING BlackRock	ING BlackRock	ING Evergreen
	Large Cap	Large Cap	Health Sciences	ING Evergreen	ING Evergreen
	Value Portfolio -	Value Portfolio -	Portfolio -	Omega Portfolio	Omega Portfolio
	Service Class	Service 2 Class	Service Class	- Service Class	- Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 27,603	$ 2,212	$ 164,780	$ 8,918	$ 802
Total assets	27,603	2,212	164,780	8,918	802

Liabilities
Payable to related parties	6	-	31	2	-
Total liabilities	6	-	31	2	-
Net assets	$ 27,597	$ 2,212	$ 164,749	$ 8,916	$ 802

Net assets
Accumulation units	$ 27,597	$ 2,212	$ 164,749	$ 8,916	$ 802
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 27,597	$ 2,212	$ 164,749	$ 8,916	$ 802

Total number of mutual fund shares	3,217,176	259,368	19,227,502	1,095,624	99,001

Cost of mutual fund shares	$ 42,852	$ 3,260	$ 214,146	$ 10,000	$ 1,071

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING FMRSM	ING FMRSM		ING Franklin	ING Franklin
	Diversified Mid	Diversified Mid	ING Focus 5	Income	Income
	Cap Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 581,232	$ 25,392	$ 130,766	$ 288,460	$ 5,853
Total assets	581,232	25,392	130,766	288,460	5,853

Liabilities
Payable to related parties	150	5	17	43	1
Total liabilities	150	5	17	43	1
Net assets	$ 581,082	$ 25,387	$ 130,749	$ 288,417	$ 5,852

Net assets
Accumulation units	$ 581,080	$ 25,387	$ 130,749	$ 288,417	$ 5,852
Contracts in payout (annuitization)	2	-	-	-	-
Total net assets	$ 581,082	$ 25,387	$ 130,749	$ 288,417	$ 5,852

Total number of mutual fund shares	67,980,331	2,980,326	22,623,896	37,855,580	770,147

Cost of mutual fund shares	$ 934,808	$ 39,662	$ 209,076	$ 410,062	$ 8,382

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Assets and Liabilities
	December 31, 2008
	(Dollars in thousands)

ING Franklin
Templeton
	ING Franklin	Founding	ING Global	ING Global	ING Global
	Mutual Shares	Strategy	Real Estate	Real Estate	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 146,335	$ 684,111	$ 118,568	$ 1,695	$ 547,111
Total assets	146,335	684,111	118,568	1,695	547,111

Liabilities
Payable to related parties	21	92	18	-	110
Total liabilities	21	92	18	-	110
Net assets	$ 146,314	$ 684,019	$ 118,550	$ 1,695	$ 547,001

Net assets
Accumulation units	$ 146,314	$ 684,019	$ 118,550	$ 1,695	$ 546,991
Contracts in payout (annuitization)	-	-	-	-	10
Total net assets	$ 146,314	$ 684,019	$ 118,550	$ 1,695	$ 547,001

Total number of mutual fund shares	25,538,378	109,809,214	16,723,226	238,374	41,988,603

Cost of mutual fund shares	$ 229,599	$ 1,000,196	$ 203,771	$ 3,057	$ 958,311

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		ING	ING
		International	International
	ING Global	Growth	Growth	ING Janus	ING Janus
	Resources	Opportunities	Opportunities	Contrarian	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 22,535	$ 53,186	$ 4,452	$ 408,064	$ 18,748
Total assets	22,535	53,186	4,452	408,064	18,748

Liabilities
Payable to related parties	4	17	1	91	3
Total liabilities	4	17	1	91	3
Net assets	$ 22,531	$ 53,169	$ 4,451	$ 407,973	$ 18,745

Net assets
Accumulation units	$ 22,531	$ 53,169	$ 4,451	$ 407,973	$ 18,745
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 22,531	$ 53,169	$ 4,451	$ 407,973	$ 18,745

Total number of mutual fund shares	1,742,850	15,461,059	1,305,707	52,248,908	2,419,144

Cost of mutual fund shares	$ 37,073	$ 128,110	$ 10,656	$ 823,854	$ 38,613

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING JPMorgan	ING JPMorgan			ING JPMorgan
	Emerging	Emerging	ING JPMorgan ING JPMorgan		Value
	Markets Equity	Markets Equity	Small Cap Core	Small Cap Core	Opportunities
	Portfolio -	Portfolio -	Equity Portfolio	Equity Portfolio	Portfolio -
	Adviser Class	Service Class	- Service Class	- Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 20,690	$ 414,955	$ 126,347	$ 30,014	$ 18,228
Total assets	20,690	414,955	126,347	30,014	18,228

Liabilities
Payable to related parties	4	87	24	6	4
Total liabilities	4	87	24	6	4
Net assets	$ 20,686	$ 414,868	$ 126,323	$ 30,008	$ 18,224

Net assets
Accumulation units	$ 20,686	$ 414,864	$ 126,323	$ 30,008	$ 18,224
Contracts in payout (annuitization)	-	4	-	-	-
Total net assets	$ 20,686	$ 414,868	$ 126,323	$ 30,008	$ 18,224

Total number of mutual fund shares	1,735,715	34,550,801	15,041,315	3,603,076	3,048,082

Cost of mutual fund shares	$ 28,189	$ 675,995	$ 199,229	$ 44,772	$ 35,729

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

ING JPMorgan
	Value	ING Julius Baer	ING Julius Baer	ING Legg	ING Legg
	Opportunities	Foreign	Foreign	Mason Value	Mason Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 690	$ 499,354	$ 38,962	$ 127,083	$ 9,710
Total assets	690	499,354	38,962	127,083	9,710

Liabilities
Payable to related parties	-	85	7	31	2
Total liabilities	-	85	7	31	2
Net assets	$ 690	$ 499,269	$ 38,955	$ 127,052	$ 9,708

Net assets
Accumulation units	$ 690	$ 499,269	$ 38,955	$ 127,052	$ 9,708
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 690	$ 499,269	$ 38,955	$ 127,052	$ 9,708

Total number of mutual fund shares	115,779	53,521,293	4,198,462	37,487,584	2,889,930

Cost of mutual fund shares	$ 1,338	$ 813,474	$ 57,978	$ 305,057	$ 24,124

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING LifeStyle	ING LifeStyle
	Aggressive	Aggressive	ING LifeStyle	ING LifeStyle	ING LifeStyle
	Growth	Growth	Conservative	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 750,871	$ 2,765	$ 127,851	$ 2,923,992	$ 9,574
Total assets	750,871	2,765	127,851	2,923,992	9,574

Liabilities
Payable to related parties	219	1	17	-	1
Total liabilities	219	1	17	-	1
Net assets	$ 750,652	$ 2,764	$ 127,834	$ 2,923,992	$ 9,573

Net assets
Accumulation units	$ 750,652	$ 2,764	$ 127,834	$ 2,923,992	$ 9,573
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 750,652	$ 2,764	$ 127,834	$ 2,923,992	$ 9,573

Total number of mutual fund shares	104,578,098	386,188	16,001,356	367,797,780	1,208,876

Cost of mutual fund shares	$ 1,272,870	$ 4,891	$ 127,152	$ 4,448,082	$ 15,183

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING LifeStyle	ING LifeStyle
	Moderate	Moderate	ING LifeStyle	ING LifeStyle	ING Limited
	Growth	Growth	Moderate	Moderate	Maturity Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,433,113	$ 11,155	$ 1,401,602	$ 11,315	$ 130,428
Total assets	2,433,113	11,155	1,401,602	11,315	130,428

Liabilities
Payable to related parties	383	2	196	1	33
Total liabilities	383	2	196	1	33
Net assets	$ 2,432,730	$ 11,153	$ 1,401,406	$ 11,314	$ 130,395

Net assets
Accumulation units	$ 2,432,730	$ 11,153	$ 1,401,406	$ 11,314	$ 130,373
Contracts in payout (annuitization)	-	-	-	-	22
Total net assets	$ 2,432,730	$ 11,153	$ 1,401,406	$ 11,314	$ 130,395

Total number of mutual fund shares	293,854,212	1,352,111	159,092,175	1,290,229	12,650,647

Cost of mutual fund shares	$ 3,422,092	$ 16,955	$ 1,834,135	$ 15,393	$ 142,307

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

			ING Lord	ING Lord
			Abbett	Abbett	ING Marsico
	ING Liquid	ING Liquid	Affiliated	Affiliated	Growth
	Assets Portfolio	Assets Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service Class	- Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,331,770	$ 56,293	$ 58,626	$ 1,892	$ 397,566
Total assets	2,331,770	56,293	58,626	1,892	397,566

Liabilities
Payable to related parties	303	5	15	-	130
Total liabilities	303	5	15	-	130
Net assets	$ 2,331,467	$ 56,288	$ 58,611	$ 1,892	$ 397,436

Net assets
Accumulation units	$ 2,331,467	$ 56,288	$ 58,611	$ 1,892	$ 397,436
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,331,467	$ 56,288	$ 58,611	$ 1,892	$ 397,436

Total number of mutual fund shares	2,331,770,068	56,293,045	8,923,320	289,236	35,370,596

Cost of mutual fund shares	$ 2,331,770	$ 56,293	$ 94,075	$ 3,199	$ 434,733

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

ING Marsico
	ING Marsico	International			ING MFS
	Growth	Opportunities	ING MFS Total	ING MFS Total	Utilities
	Portfolio -	Portfolio -	Return Portfolio	Return Portfolio	Portfolio -
	Service 2 Class	Service Class	- Service Class	- Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 14,279	$ 160,219	$ 740,915	$ 32,710	$ 347,900
Total assets	14,279	160,219	740,915	32,710	347,900

Liabilities
Payable to related parties	2	28	176	5	75
Total liabilities	2	28	176	5	75
Net assets	$ 14,277	$ 160,191	$ 740,739	$ 32,705	$ 347,825

Net assets
Accumulation units	$ 14,277	$ 160,191	$ 740,739	$ 32,705	$ 347,825
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 14,277	$ 160,191	$ 740,739	$ 32,705	$ 347,825

Total number of mutual fund shares	1,279,490	20,916,286	62,261,736	2,767,331	36,582,516

Cost of mutual fund shares	$ 18,532	$ 302,269	$ 1,015,353	$ 48,009	$ 560,492

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Multi-	ING
	Manager	Oppenheimer	ING	ING
	International	Active Asset	Oppenheimer	Oppenheimer	ING PIMCO
	Small Cap	Allocation	Main Street	Main Street	Core Bond
	Portfolio -	Portfolio -	Portfolio® -	Portfolio® -	Portfolio -
	Class S	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,636	$ 3,471	$ 195,531	$ 2,633	$ 2,112,545
Total assets	2,636	3,471	195,531	2,633	2,112,545

Liabilities
Payable to related parties	-	-	67	-	271
Total liabilities	-	-	67	-	271
Net assets	$ 2,636	$ 3,471	$ 195,464	$ 2,633	$ 2,112,274

Net assets
Accumulation units	$ 2,636	$ 3,471	$ 195,464	$ 2,633	$ 2,112,274
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,636	$ 3,471	$ 195,464	$ 2,633	$ 2,112,274

Total number of mutual fund shares	488,139	453,703	16,066,633	217,034	184,019,598

Cost of mutual fund shares	$ 3,488	$ 3,446	$ 220,579	$ 3,609	$ 2,088,745

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

					ING T. Rowe
	ING PIMCO	ING PIMCO		ING Pioneer	Price Capital
	Core Bond	High Yield	ING Pioneer	Mid Cap Value	Appreciation
	Portfolio -	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 61,411	$ 326,779	$ 45,737	$ 494,320	$ 1,962,421
Total assets	61,411	326,779	45,737	494,320	1,962,421

Liabilities
Payable to related parties	8	615	10	121	389
Total liabilities	8	615	10	121	389
Net assets	$ 61,403	$ 326,164	$ 45,727	$ 494,199	$ 1,962,032

Net assets
Accumulation units	$ 61,403	$ 326,164	$ 45,727	$ 494,144	$ 1,961,754
Contracts in payout (annuitization)	-	-	-	55	278
Total net assets	$ 61,403	$ 326,164	$ 45,727	$ 494,199	$ 1,962,032

Total number of mutual fund shares	5,377,476	46,549,675	5,767,647	65,213,679	127,264,661

Cost of mutual fund shares	$ 59,574	$ 466,050	$ 65,975	$ 709,751	$ 2,720,517

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	Price Equity	ING Templeton	ING Templeton
	Appreciation	Income	Income	Global Growth Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 69,540	$ 554,084	$ 20,164	$ 234,492	$ 3,739
Total assets	69,540	554,084	20,164	234,492	3,739

Liabilities
Payable to related parties	11	124	4	52	1
Total liabilities	11	124	4	52	1
Net assets	$ 69,529	$ 553,960	$ 20,160	$ 234,440	$ 3,738

Net assets
Accumulation units	$ 69,529	$ 553,806	$ 20,160	$ 234,416	$ 3,738
Contracts in payout (annuitization)	-	154	-	24	-
Total net assets	$ 69,529	$ 553,960	$ 20,160	$ 234,440	$ 3,738

Total number of mutual fund shares	4,527,326	65,494,546	2,394,822	28,492,347	457,051

Cost of mutual fund shares	$ 106,701	$ 787,707	$ 31,363	$ 321,900	$ 5,919

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

ING Van
	ING Van	ING Van	ING Van	ING Van	Kampen Global
	Kampen Capital	Kampen Capital	Kampen Global	Kampen Global	Tactical Asset
	Growth	Growth	Franchise	Franchise	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 110,864	$ 12	$ 215,689	$ 53,291	$ 2,725
Total assets	110,864	12	215,689	53,291	2,725

Liabilities
Payable to related parties	27	-	42	10	-
Total liabilities	27	-	42	10	-
Net assets	$ 110,837	$ 12	$ 215,647	$ 53,281	$ 2,725

Net assets
Accumulation units	$ 110,837	$ 12	$ 215,647	$ 53,281	$ 2,725
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 110,837	$ 12	$ 215,647	$ 53,281	$ 2,725

Total number of mutual fund shares	16,137,472	1,741	19,806,196	4,920,724	316,548

Cost of mutual fund shares	$ 205,491	$ 15	$ 287,632	$ 63,852	$ 2,624

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen			ING VP Index
	Growth and	Growth and	ING Van	ING Van	Plus
	Income	Income	Kampen Real	Kampen Real	International
	Portfolio -	Portfolio -	Estate Portfolio	Estate Portfolio	Equity Portfolio
	Service Class	Service 2 Class	- Service Class	- Service 2 Class	- Service Class
Assets
Investments in mutual funds
at fair value	$ 429,071	$ 44,670	$ 270,914	$ 15,859	$ 17,252
Total assets	429,071	44,670	270,914	15,859	17,252

Liabilities
Payable to related parties	115	8	76	3	3
Total liabilities	115	8	76	3	3
Net assets	$ 428,956	$ 44,662	$ 270,838	$ 15,856	$ 17,249

Net assets
Accumulation units	$ 428,924	$ 44,662	$ 270,821	$ 15,856	$ 17,249
Contracts in payout (annuitization)	32	-	17	-	-
Total net assets	$ 428,956	$ 44,662	$ 270,838	$ 15,856	$ 17,249

Total number of mutual fund shares	27,173,600	2,839,811	19,241,032	1,131,972	3,349,952

Cost of mutual fund shares	$ 610,351	$ 68,444	$ 560,502	$ 31,494	$ 37,521

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING VP Index	ING Wells	ING Wells		ING American
	Plus	Fargo Small	Fargo Small		Century Large
	International	Cap Disciplined	Cap Disciplined	ING Diversified	Company Value
	Equity Portfolio	Portfolio -	Portfolio -	International	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Fund - Class R	Service Class
Assets
Investments in mutual funds
at fair value	$ 284	$ 6,595	$ 369	$ 182	$ 385
Total assets	284	6,595	369	182	385

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 284	$ 6,594	$ 369	$ 182	$ 385

Net assets
Accumulation units	$ 284	$ 6,594	$ 369	$ 182	$ 385
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 284	$ 6,594	$ 369	$ 182	$ 385

Total number of mutual fund shares	54,696	1,053,515	59,152	28,368	82,371

Cost of mutual fund shares	$ 622	$ 11,413	$ 642	$ 342	$ 810

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING American	ING Baron	ING Columbia
	Century Small-	Small Cap	Small Cap	ING Davis New	ING JPMorgan
	Mid Cap Value	Growth	Value II	York Venture	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 404	$ 177,288	$ 136,108	$ 185,923	$ 35,669
Total assets	404	177,288	136,108	185,923	35,669

Liabilities
Payable to related parties	-	-	18	23	5
Total liabilities	-	-	18	23	5
Net assets	$ 404	$ 177,288	$ 136,090	$ 185,900	$ 35,664

Net assets
Accumulation units	$ 404	$ 177,288	$ 136,090	$ 185,900	$ 35,664
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 404	$ 177,288	$ 136,090	$ 185,900	$ 35,664

Total number of mutual fund shares	55,047	16,000,735	19,957,196	15,264,590	3,839,496

Cost of mutual fund shares	$ 641	$ 281,371	$ 195,563	$ 281,561	$ 45,748

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING Legg				ING
	Mason Partners	ING Neuberger			Oppenheimer
	Aggressive	Berman	ING	ING	Strategic
	Growth	Partners	Oppenheimer	Oppenheimer	Income
	Portfolio -	Portfolio -	Global Portfolio	Global Portfolio	Portfolio -
	Service Class	Service Class	- Initial Class	- Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 79,378	$ 58,346	$ 6,612	$ 105,350	$ 8,886
Total assets	79,378	58,346	6,612	105,350	8,886

Liabilities
Payable to related parties	19	19	1	17	-
Total liabilities	19	19	1	17	-
Net assets	$ 79,359	$ 58,327	$ 6,611	$ 105,333	$ 8,886

Net assets
Accumulation units	$ 79,359	$ 58,327	$ 6,611	$ 105,333	$ 8,886
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 79,359	$ 58,327	$ 6,611	$ 105,333	$ 8,886

Total number of mutual fund shares	2,750,435	10,647,032	728,197	11,930,871	991,734

Cost of mutual fund shares	$ 112,422	$ 115,465	$ 9,228	$ 179,251	$ 10,975

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

ING PIMCO
	Total Return	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 8,589	$ 11,249	$ 9,139	$ 7,955	$ 1,225
Total assets	8,589	11,249	9,139	7,955	1,225

Liabilities
Payable to related parties	-	-	1	1	-
Total liabilities	-	-	1	1	-
Net assets	$ 8,589	$ 11,249	$ 9,138	$ 7,954	$ 1,225

Net assets
Accumulation units	$ 8,589	$ 11,249	$ 9,138	$ 7,954	$ 1,225
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 8,589	$ 11,249	$ 9,138	$ 7,954	$ 1,225

Total number of mutual fund shares	780,154	1,290,024	1,121,333	991,921	154,234

Cost of mutual fund shares	$ 8,908	$ 15,098	$ 12,833	$ 12,570	$ 1,946

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING T. Rowe
Price Diversified
	ING Solution	Mid Cap	ING T. Rowe	ING Templeton
	Income	Growth	Price Growth	Foreign Equity ING Thornburg
	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -	Value Portfolio -
	Service Class	Service Class	- Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 5,469	$ 3,090	$ 30,429	$ 159,752	$ 1,193
Total assets	5,469	3,090	30,429	159,752	1,193

Liabilities
Payable to related parties	-	-	4	26	-
Total liabilities	-	-	4	26	-
Net assets	$ 5,469	$ 3,090	$ 30,425	$ 159,726	$ 1,193

Net assets
Accumulation units	$ 5,469	$ 3,090	$ 30,425	$ 159,726	$ 1,193
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 5,469	$ 3,090	$ 30,425	$ 159,726	$ 1,193

Total number of mutual fund shares	583,619	682,146	937,726	20,324,649	58,549

Cost of mutual fund shares	$ 6,493	$ 5,538	$ 48,903	$ 257,360	$ 1,488

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

			ING Van	ING Van	ING Van
		ING UBS U.S.	Kampen	Kampen Equity	Kampen Equity
	ING Thornburg	Large Cap	Comstock	and Income	and Income
	Value Portfolio -	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	Service Class	- Service Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,949	$ 6,145	$ 135,227	$ 2,103	$ 169,926
Total assets	4,949	6,145	135,227	2,103	169,926

Liabilities
Payable to related parties	1	-	23	27	-
Total liabilities	1	-	23	27	-
Net assets	$ 4,948	$ 6,145	$ 135,204	$ 2,076	$ 169,926

Net assets
Accumulation units	$ 4,948	$ 6,145	$ 135,204	$ 2,076	$ 169,926
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,948	$ 6,145	$ 135,204	$ 2,076	$ 169,926

Total number of mutual fund shares	244,276	999,143	18,992,555	81,671	6,642,926

Cost of mutual fund shares	$ 7,916	$ 10,243	$ 219,628	$ 2,711	$ 230,621

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic
	Allocation	Allocation	Allocation	ING VP Growth	ING VP Growth
	Conservative	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 1,170	$ 512	$ 573	$ 90	$ 274,784
Total assets	1,170	512	573	90	274,784

Liabilities
Payable to related parties	-	-	-	-	78
Total liabilities	-	-	-	-	78
Net assets	$ 1,170	$ 512	$ 573	$ 90	$ 274,706

Net assets
Accumulation units	$ 1,170	$ 512	$ 573	$ 90	$ 274,706
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,170	$ 512	$ 573	$ 90	$ 274,706

Total number of mutual fund shares	129,188	56,957	63,215	5,937	18,318,929

Cost of mutual fund shares	$ 1,653	$ 866	$ 891	$ 146	$ 386,392

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 3	Series 4	Series 5	Series 6	Series 7
Assets
Investments in mutual funds
at fair value	$ 38,792	$ 26,987	$ 16,934	$ 18,710	$ 11,950
Total assets	38,792	26,987	16,934	18,710	11,950

Liabilities
Payable to related parties	8	7	3	2	2
Total liabilities	8	7	3	2	2
Net assets	$ 38,784	$ 26,980	$ 16,931	$ 18,708	$ 11,948

Net assets
Accumulation units	$ 38,784	$ 26,980	$ 16,931	$ 18,708	$ 11,948
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 38,784	$ 26,980	$ 16,931	$ 18,708	$ 11,948

Total number of mutual fund shares	4,087,708	3,208,924	2,143,484	2,295,703	1,491,866

Cost of mutual fund shares	$ 40,825	$ 31,607	$ 20,761	$ 22,421	$ 14,384

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11	Series 12
Assets
Investments in mutual funds
at fair value	$ 7,401	$ 6,081	$ 5,125	$ 7,709	$ 2,781
Total assets	7,401	6,081	5,125	7,709	2,781

Liabilities
Payable to related parties	2	1	-	1	-
Total liabilities	2	1	-	1	-
Net assets	$ 7,399	$ 6,080	$ 5,125	$ 7,708	$ 2,781

Net assets
Accumulation units	$ 7,399	$ 6,080	$ 5,125	$ 7,708	$ 2,781
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 7,399	$ 6,080	$ 5,125	$ 7,708	$ 2,781

Total number of mutual fund shares	928,640	766,854	615,950	936,687	348,111

Cost of mutual fund shares	$ 9,018	$ 7,375	$ 6,021	$ 8,951	$ 3,341

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

ING BlackRock
			Global Science	ING Global	ING
	ING GET U.S.	ING GET U.S.	and Technology	Equity Option	International
	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Series 13	Series 14	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 23,087	$ 76,244	$ 87,442	$ 2,044	$ 6,041
Total assets	23,087	76,244	87,442	2,044	6,041

Liabilities
Payable to related parties	2	17	16	-	-
Total liabilities	2	17	16	-	-
Net assets	$ 23,085	$ 76,227	$ 87,426	$ 2,044	$ 6,041

Net assets
Accumulation units	$ 23,085	$ 76,227	$ 87,426	$ 2,044	$ 6,041
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 23,085	$ 76,227	$ 87,426	$ 2,044	$ 6,041

Total number of mutual fund shares	2,308,724	7,289,098	26,905,299	262,443	942,381

Cost of mutual fund shares	$ 23,391	$ 74,267	$ 130,292	$ 1,952	$ 7,141

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Lehman	ING
	Brothers U.S.	Opportunistic	ING	ING Russell™
	Aggregate Bond	Large Cap	Opportunistic	Global Large	ING Russell™
	Index®	Growth	Large Cap	Cap Index 85%	Large Cap
	Portfolio -	Portfolio -	Value Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 177,282	$ 350	$ 11,566	$ 2,725	$ 22,904
Total assets	177,282	350	11,566	2,725	22,904

Liabilities
Payable to related parties	21	-	3	-	1
Total liabilities	21	-	3	-	1
Net assets	$ 177,261	$ 350	$ 11,563	$ 2,725	$ 22,903

Net assets
Accumulation units	$ 177,261	$ 350	$ 11,563	$ 2,725	$ 22,903
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 177,261	$ 350	$ 11,563	$ 2,725	$ 22,903

Total number of mutual fund shares	17,552,717	50,810	1,347,978	336,847	3,181,054

Cost of mutual fund shares	$ 172,776	$ 581	$ 18,367	$ 2,564	$ 25,238

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	ING Russell™	ING Russell™	ING VP Index	ING VP Index	ING VP Index
	Mid Cap Index	Small Cap	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 22,651	$ 70,540	$ 174,412	$ 115,666	$ 88,628
Total assets	22,651	70,540	174,412	115,666	88,628

Liabilities
Payable to related parties	2	13	39	22	16
Total liabilities	2	13	39	22	16
Net assets	$ 22,649	$ 70,527	$ 174,373	$ 115,644	$ 88,612

Net assets
Accumulation units	$ 22,649	$ 70,527	$ 174,373	$ 115,644	$ 88,612
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 22,649	$ 70,527	$ 174,373	$ 115,644	$ 88,612

Total number of mutual fund shares	3,421,654	9,125,446	16,867,719	11,778,617	9,519,665

Cost of mutual fund shares	$ 28,406	$ 93,570	$ 282,438	$ 208,435	$ 154,740

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Assets and Liabilities
	December 31, 2008
	(Dollars in thousands)

ING
		WisdomTreeSM		ING VP	ING VP
	ING VP Small	Global High-	ING VP	MidCap	SmallCap
	Company	Yielding Equity	International	Opportunities	Opportunities
	Portfolio -	Index Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 43,484	$ 145,068	$ 8,897	$ 223,432	$ 51,605
Total assets	43,484	145,068	8,897	223,432	51,605

Liabilities
Payable to related parties	5	17	1	80	14
Total liabilities	5	17	1	80	14
Net assets	$ 43,479	$ 145,051	$ 8,896	$ 223,352	$ 51,591

Net assets
Accumulation units	$ 43,479	$ 145,051	$ 8,896	$ 223,346	$ 51,591
Contracts in payout (annuitization)	-	-	-	6	-
Total net assets	$ 43,479	$ 145,051	$ 8,896	$ 223,352	$ 51,591

Total number of mutual fund shares	3,755,111	24,258,900	1,283,798	35,521,838	4,282,567

Cost of mutual fund shares	$ 54,411	$ 213,926	$ 17,054	$ 341,998	$ 70,828

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Legg Mason
Partners
			Variable	Legg Mason	Legg Mason
	ING VP	ING VP	International	Partners	Partners
	Balanced	Intermediate	All Cap	Variable	Variable High
	Portfolio -	Bond Portfolio -	Opportunity	Investors	Income
	Class S	Class S	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 6,400	$ 1,122,464	$ 39	$ 73	$ 51
Total assets	6,400	1,122,464	39	73	51

Liabilities
Payable to related parties	1	164	-	-	-
Total liabilities	1	164	-	-	-
Net assets	$ 6,399	$ 1,122,300	$ 39	$ 73	$ 51

Net assets
Accumulation units	$ 6,399	$ 1,122,300	$ 39	$ 73	$ 51
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,399	$ 1,122,300	$ 39	$ 73	$ 51

Total number of mutual fund shares	701,737	101,949,518	7,946	7,228	12,983

Cost of mutual fund shares	$ 9,356	$ 1,313,984	$ 81	$ 123	$ 87

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	Legg Mason	Oppenheimer
	Partners	Main Street	PIMCO Real	Pioneer Equity	Pioneer Small
	Variable Money	Small Cap	Return Portfolio	Income VCT	Cap Value VCT
	Market	Fund®/VA -	- Administrative	Portfolio -	Portfolio -
	Portfolio	Service Class	Class	Class II	Class II
Assets
Investments in mutual funds
at fair value	$ 23	$ 822	$ 7,515	$ 13,324	$ 2,389
Total assets	23	822	7,515	13,324	2,389

Liabilities
Payable to related parties	-	-	-	1	1
Total liabilities	-	-	-	1	1
Net assets	$ 23	$ 822	$ 7,515	$ 13,323	$ 2,388

Net assets
Accumulation units	$ 23	$ 822	$ 7,515	$ 13,323	$ 2,388
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 23	$ 822	$ 7,515	$ 13,323	$ 2,388

Total number of mutual fund shares	22,750	77,943	667,390	873,110	353,392

Cost of mutual fund shares	$ 23	$ 1,397	$ 8,431	$ 20,311	$ 5,234

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Wells Fargo
			ProFund VP	Wells Fargo	Advantage C&B
	ProFund VP	ProFund VP	Rising Rates	Advantage Asset	Large Cap
	Bull	Europe 30	Opportunity	Allocation Fund	Value Fund
Assets
Investments in mutual funds
at fair value	$ 14,051	$ 9,838	$ 13,202	$ 1,989	$ 233
Total assets	14,051	9,838	13,202	1,989	233

Liabilities
Payable to related parties	5	3	3	-	-
Total liabilities	5	3	3	-	-
Net assets	$ 14,046	$ 9,835	$ 13,199	$ 1,989	$ 233

Net assets
Accumulation units	$ 14,046	$ 9,835	$ 13,199	$ 1,989	$ 233
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 14,046	$ 9,835	$ 13,199	$ 1,989	$ 233

Total number of mutual fund shares	742,259	602,815	1,214,580	213,674	33,077

Cost of mutual fund shares	$ 22,426	$ 17,267	$ 24,981	$ 2,731	$ 312

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Assets and Liabilities December 31, 2008

(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage	Advantage	Advantage Total
	Equity Income	Large Company	Money Market	Small Cap	Return Bond
	Fund	Growth Fund	Fund	Growth Fund	Fund
Assets
Investments in mutual funds
at fair value	$ 529	$ 1,308	$ 43	$ 419	$ 1,029
Total assets	529	1,308	43	419	1,029

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 529	$ 1,308	$ 43	$ 419	$ 1,029

Net assets
Accumulation units	$ 529	$ 1,308	$ 43	$ 419	$ 1,029
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 529	$ 1,308	$ 43	$ 419	$ 1,029

Total number of mutual fund shares	53,551	208,204	42,557	100,768	106,043

Cost of mutual fund shares	$ 849	$ 1,767	$ 43	$ 741	$ 1,048

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

				Columbia
		BlackRock	Columbia Asset	Federal	Columbia Large
	AIM V.I.	Global	Allocation Fund,	Securities Fund,	Cap Growth
	Leisure Fund -	Allocation V.I.	Variable Series -	Variable Series -	Fund, Variable
	Series I Shares	Fund - Class III	Class A	Class A	Series - Class A
Net investment income (loss)
Income:
Dividends	$ 300	$ 10,590	$ 17	$ 5	$ 1
Total investment income	300	10,590	17	5	1
Expenses:
Mortality, expense risk
and other charges	523	2,418	7	1	6
Annual administrative charges	9	54	-	-	-
Contingent deferred sales charges	12	22	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	194	941	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	738	3,435	7	1	6
Net investment income (loss)	(438)	7,155	10	4	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(718)	(1,397)	10	(6)	(1)
Capital gains distributions	4,950	1,988	61	-	-
Total realized gain (loss) on investments
and capital gains distributions	4,232	591	71	(6)	(1)
Net unrealized appreciation
(depreciation) of investments	(19,898)	(54,254)	(231)	4	(189)
Net realized and unrealized gain (loss)
on investments	(15,666)	(53,663)	(160)	(2)	(190)
Net increase (decrease) in net assets
resulting from operations	$ (16,104)	$ (46,508)	$ (150)	$ 2	$ (195)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

		Columbia Small
	Columbia Small	Company	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Cap Value	Growth Fund,	Equity-Income	Contrafund®	Cap Value
	Fund, Variable	Variable Series -	Portfolio -	Portfolio -	Securities Fund
	Series - Class B	Class A	Service Class 2	Service Class 2	- Class 2
Net investment income (loss)
Income:
Dividends	$ 911	$ -	$ 5,598	$ 7,395	$ 90
Total investment income	911	-	5,598	7,395	90
Expenses:
Mortality, expense risk
and other charges	3,540	1	4,592	14,081	84
Annual administrative charges	67	-	66	185	1
Contingent deferred sales charges	60	-	98	264	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,431	-	1,447	4,386	21
Amortization of deferred charges	-	-	-	-	-
Total expenses	5,098	1	6,203	18,916	106
Net investment income (loss)	(4,187)	(1)	(605)	(11,521)	(16)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(838)	1	(12,650)	(14,379)	(104)
Capital gains distributions	24,479	9	299	22,516	624
Total realized gain (loss) on investments
and capital gains distributions	23,641	10	(12,351)	8,137	520
Net unrealized appreciation
(depreciation) of investments	(86,156)	(47)	(132,398)	(467,013)	(3,792)
Net realized and unrealized gain (loss)
on investments	(62,515)	(37)	(144,749)	(458,876)	(3,272)
Net increase (decrease) in net assets
resulting from operations	$ (66,702)	$ (38)	$ (145,354)	$ (470,397)	$ (3,288)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

			ING	ING
			AllianceBernstein	AllianceBernstein
			Mid Cap Growth	Mid Cap Growth
	ING GET Fund	ING GET Fund	Portfolio - Service	Portfolio - Service 2
	- Series U	- Series V	Class	Class
Net investment income (loss)
Income:
Dividends	$ 1,703	$ 1,734	$ -	$ -
Total investment income	1,703	1,734	-	-
Expenses:
Mortality, expense risk
and other charges	275	829	5,202	253
Annual administrative charges	2	9	109	4
Contingent deferred sales charges	59	74	97	3
Minimum death benefit guarantee charges	-	-	-	-
Other contract charges	1	1	1,134	105
Amortization of deferred charges	-	-	-	-
Total expenses	337	913	6,542	365
Net investment income (loss)	1,366	821	(6,542)	(365)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8,818)	1,373	(1,391)	(625)
Capital gains distributions	4,822	-	63,450	2,969
Total realized gain (loss) on investments
and capital gains distributions	(3,996)	1,373	62,059	2,344
Net unrealized appreciation
(depreciation) of investments	(612)	(3,254)	(240,695)	(10,453)
Net realized and unrealized gain (loss)
on investments	(4,608)	(1,881)	(178,636)	(8,109)
Net increase (decrease) in net assets
resulting from operations	$ (3,242)	$ (1,060)	$ (185,178)	$ (8,474)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING American				ING American
	Funds Asset	ING American	ING American	ING American	Funds
	Allocation	Funds Bond	Funds Growth	Funds Growth-	International
	Portfolio	Portfolio	Portfolio	Income Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 17,178	$ 20,772	$ 24,708
Total investment income	-	1	17,178	20,772	24,708
Expenses:
Mortality, expense risk
and other charges	798	1,989	36,806	24,482	22,918
Annual administrative charges	15	38	502	338	292
Contingent deferred sales charges	232	38	652	470	356
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	308	739	12,750	7,964	7,487
Amortization of deferred charges	-	-	1	-	2
Total expenses	1,353	2,804	50,711	33,254	31,055
Net investment income (loss)	(1,353)	(2,803)	(33,533)	(12,482)	(6,347)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,220)	(1,802)	16,505	2,638	21,371
Capital gains distributions	-	-	161,767	57,321	79,810
Total realized gain (loss) on investments
and capital gains distributions	(1,220)	(1,802)	178,272	59,959	101,181
Net unrealized appreciation
(depreciation) of investments	(22,925)	(15,657)	(1,354,204)	(725,097)	(830,068)
Net realized and unrealized gain (loss)
on investments	(24,145)	(17,459)	(1,175,932)	(665,138)	(728,887)
Net increase (decrease) in net assets
resulting from operations	$ (25,498)	$ (20,262)	$ (1,209,465)	$ (677,620)	$ (735,234)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

		ING BlackRock
	ING American	Large Cap	ING BlackRock
	Funds World	Growth	Large Cap	ING BlackRock	ING BlackRock
	Allocation	Portfolio -	Growth	Large Cap	Large Cap
	Portfolio -	Institutional	Portfolio -	Value Portfolio -	Value Portfolio -
	Service Class	Class	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 131	$ 5
Total investment income	-	-	-	131	5
Expenses:
Mortality, expense risk
and other charges	21	2	2,170	736	57
Annual administrative charges	-	-	40	11	1
Contingent deferred sales charges	-	-	46	13	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	2	-	661	247	25
Amortization of deferred charges	-	-	-	-	-
Total expenses	23	2	2,917	1,007	83
Net investment income (loss)	(23)	(2)	(2,917)	(876)	(78)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(8)	(6,369)	(937)	20
Capital gains distributions	-	22	14,742	2,061	164
Total realized gain (loss) on investments
and capital gains distributions	-	14	8,373	1,124	184
Net unrealized appreciation
(depreciation) of investments	386	(103)	(69,280)	(18,792)	(1,532)
Net realized and unrealized gain (loss)
on investments	386	(89)	(60,907)	(17,668)	(1,348)
Net increase (decrease) in net assets
resulting from operations	$ 363	$ (91)	$ (63,824)	$ (18,544)	$ (1,426)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING Capital	ING Capital
	Guardian U.S.	Guardian U.S.	ING	ING	ING Evergreen
	Equities	Equities	EquitiesPlus	EquitiesPlus	Health Sciences
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 6,049	$ 86	$ 7,005	$ 2	$ 268
Total investment income	6,049	86	7,005	2	268
Expenses:
Mortality, expense risk
and other charges	4,590	87	467	-	3,180
Annual administrative charges	21	-	(7)	-	58
Contingent deferred sales charges	74	2	6	-	57
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,076	33	41	-	1,121
Amortization of deferred charges	-	-	-	-	-
Total expenses	5,761	122	507	-	4,416
Net investment income (loss)	288	(36)	6,498	2	(4,148)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(81,532)	(2,268)	(24,796)	(8)	408
Capital gains distributions	67,854	1,237	6,068	2	9,560
Total realized gain (loss) on investments
and capital gains distributions	(13,678)	(1,031)	(18,728)	(6)	9,968
Net unrealized appreciation
(depreciation) of investments	(56,047)	(214)	(1,312)	(1)	(75,064)
Net realized and unrealized gain (loss)
on investments	(69,725)	(1,245)	(20,040)	(7)	(65,096)
Net increase (decrease) in net assets
resulting from operations	$ (69,437)	$ (1,281)	$ (13,542)	$ (5)	$ (69,244)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

			ING FMRSM	ING FMRSM
	ING Evergreen	ING Evergreen	Diversified Mid	Diversified Mid	ING Focus 5
	Omega Portfolio	Omega Portfolio	Cap Portfolio -	Cap Portfolio -	Portfolio -
	- Service Class	- Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 12	$ -	$ 5,939	$ 139	$ 3,043
Total investment income	12	-	5,939	139	3,043
Expenses:
Mortality, expense risk
and other charges	118	20	14,509	670	2,391
Annual administrative charges	3	-	298	10	26
Contingent deferred sales charges	7	-	211	9	57
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	36	8	3,812	292	958
Amortization of deferred charges	-	-	-	-	-
Total expenses	164	28	18,830	981	3,432
Net investment income (loss)	(152)	(28)	(12,891)	(842)	(389)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(831)	5	(2,246)	88	(7,459)
Capital gains distributions	774	132	63,179	2,785	-
Total realized gain (loss) on investments
and capital gains distributions	(57)	137	60,933	2,873	(7,459)
Net unrealized appreciation
(depreciation) of investments	(2,013)	(467)	(463,280)	(20,323)	(76,000)
Net realized and unrealized gain (loss)
on investments	(2,070)	(330)	(402,347)	(17,450)	(83,459)
Net increase (decrease) in net assets
resulting from operations	$ (2,222)	$ (358)	$ (415,238)	$ (18,292)	$ (83,848)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

				ING Franklin
				Templeton
			ING Franklin	Founding
	ING Franklin	ING Franklin	Mutual Shares	Strategy	ING Global Real
	Income Portfolio	Income Portfolio	Portfolio -	Portfolio -	Estate Portfolio
	- Service Class	- Service 2 Class	Service Class	Service Class	- Service Class
Net investment income (loss)
Income:
Dividends	$ 10,746	$ 253	$ 6,406	$ 800	$ -
Total investment income	10,746	253	6,406	800	-
Expenses:
Mortality, expense risk
and other charges	6,097	160	3,161	11,785	2,455
Annual administrative charges	83	1	40	174	33
Contingent deferred sales charges	121	4	55	229	31
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,682	63	949	4,632	848
Amortization of deferred charges	-	-	-	-	-
Total expenses	7,983	228	4,205	16,820	3,367
Net investment income (loss)	2,763	25	2,201	(16,020)	(3,367)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8,096)	(613)	(6,905)	(5,789)	(9,292)
Capital gains distributions	2,683	66	246	147	-
Total realized gain (loss) on investments
and capital gains distributions	(5,413)	(547)	(6,659)	(5,642)	(9,292)
Net unrealized appreciation
(depreciation) of investments	(125,039)	(2,514)	(82,809)	(305,460)	(69,097)
Net realized and unrealized gain (loss)
on investments	(130,452)	(3,061)	(89,468)	(311,102)	(78,389)
Net increase (decrease) in net assets
resulting from operations	$ (127,689)	$ (3,036)	$ (87,267)	$ (327,122)	$ (81,756)
The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

		ING Global	ING Global	ING Global	ING Global
	ING Global Real	Resources	Resources	Technology	Technology
	Estate Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ -	$ 14,229	$ 524	$ -	$ -
Total investment income	-	14,229	524	-	-
Expenses:
Mortality, expense risk
and other charges	43	14,314	647	597	34
Annual administrative charges	-	223	9	(7)	-
Contingent deferred sales charges	-	279	8	12	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	18	4,568	288	186	14
Amortization of deferred charges	-	-	-	-	-
Total expenses	61	19,384	952	788	48
Net investment income (loss)	(61)	(5,155)	(428)	(788)	(48)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(169)	12,408	1,191	(14,230)	(602)
Capital gains distributions	-	145,236	6,152	10,312	582
Total realized gain (loss) on investments
and capital gains distributions	(169)	157,644	7,343	(3,918)	(20)
Net unrealized appreciation
(depreciation) of investments	(1,052)	(567,168)	(24,926)	(5,882)	(524)
Net realized and unrealized gain (loss)
on investments	(1,221)	(409,524)	(17,583)	(9,800)	(544)
Net increase (decrease) in net assets
resulting from operations	$ (1,282)	$ (414,679)	$ (18,011)	$ (10,588)	$ (592)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

	ING	ING
	International	International			ING JPMorgan
	Growth	Growth	ING Janus	ING Janus	Emerging
	Opportunities	Opportunities	Contrarian	Contrarian	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1,131	$ 80	$ 3,739	$ 121	$ 775
Total investment income	1,131	80	3,739	121	775
Expenses:
Mortality, expense risk
and other charges	1,662	140	11,321	565	636
Annual administrative charges	35	2	181	7	8
Contingent deferred sales charges	24	1	190	3	5
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	261	63	3,376	235	278
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,982	206	15,068	810	927
Net investment income (loss)	(851)	(126)	(11,329)	(689)	(152)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9,257)	(714)	(10,863)	(458)	3,056
Capital gains distributions	30,507	2,479	86,775	4,096	2,114
Total realized gain (loss) on investments
and capital gains distributions	21,250	1,765	75,912	3,638	5,170
Net unrealized appreciation
(depreciation) of investments	(87,278)	(7,142)	(482,952)	(22,459)	(29,383)
Net realized and unrealized gain (loss)
on investments	(66,028)	(5,377)	(407,040)	(18,821)	(24,213)
Net increase (decrease) in net assets
resulting from operations	$ (66,879)	$ (5,503)	$ (418,369)	$ (19,510)	$ (24,365)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING JPMorgan			ING JPMorgan	ING JPMorgan
	Emerging	ING JPMorgan	ING JPMorgan	Value	Value
	Markets Equity	Small Cap Core	Small Cap Core	Opportunities	Opportunities
	Portfolio -	Equity Portfolio	Equity Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	- Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 16,709	$ 852	$ 115	$ 840	$ 27
Total investment income	16,709	852	115	840	27
Expenses:
Mortality, expense risk
and other charges	11,780	3,272	751	470	19
Annual administrative charges	161	46	12	7	-
Contingent deferred sales charges	179	57	7	22	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	3,752	1,163	337	69	8
Amortization of deferred charges	2	-	-	-	-
Total expenses	15,874	4,538	1,107	568	27
Net investment income (loss)	835	(3,686)	(992)	272	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	56,086	(5,507)	250	(2,768)	(37)
Capital gains distributions	41,224	17,132	3,938	3,259	115
Total realized gain (loss) on investments
and capital gains distributions	97,310	11,625	4,188	491	78
Net unrealized appreciation
(depreciation) of investments	(565,466)	(73,261)	(18,127)	(15,071)	(617)
Net realized and unrealized gain (loss)
on investments	(468,156)	(61,636)	(13,939)	(14,580)	(539)
Net increase (decrease) in net assets
resulting from operations	$ (467,321)	$ (65,322)	$ (14,931)	$ (14,308)	$ (539)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

					ING LifeStyle
	ING Julius Baer	ING Julius Baer	ING Legg	ING Legg	Aggressive
	Foreign	Foreign	Mason Value	Mason Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 38	$ -	$ 18,015
Total investment income	-	-	38	-	18,015
Expenses:
Mortality, expense risk
and other charges	12,897	1,051	3,922	302	19,124
Annual administrative charges	156	13	60	4	415
Contingent deferred sales charges	193	7	82	5	394
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	4,336	458	1,213	128	7,951
Amortization of deferred charges	3	-	-	-	-
Total expenses	17,585	1,529	5,277	439	27,884
Net investment income (loss)	(17,585)	(1,529)	(5,239)	(439)	(9,869)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18,029	1,492	(7,593)	(1,099)	8,132
Capital gains distributions	77,913	6,117	55,111	4,094	109,209
Total realized gain (loss) on investments
and capital gains distributions	95,942	7,609	47,518	2,995	117,341
Net unrealized appreciation
(depreciation) of investments	(497,266)	(39,130)	(219,795)	(15,817)	(678,526)
Net realized and unrealized gain (loss)
on investments	(401,324)	(31,521)	(172,277)	(12,822)	(561,185)
Net increase (decrease) in net assets
resulting from operations	$ (418,909)	$ (33,050)	$ (177,516)	$ (13,261)	$ (571,054)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING LifeStyle				ING LifeStyle
	Aggressive	ING LifeStyle	ING LifeStyle	ING LifeStyle	Moderate
	Growth	Conservative	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 55	$ -	$ 60,670	$ 175	$ 56,179
Total investment income	55	-	60,670	175	56,179
Expenses:
Mortality, expense risk
and other charges	63	387	63,343	208	50,227
Annual administrative charges	1	22	922	3	731
Contingent deferred sales charges	1	7	1,232	-	1,202
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	21	155	23,818	81	16,173
Amortization of deferred charges	-	-	5	-	-
Total expenses	86	571	89,320	292	68,333
Net investment income (loss)	(31)	(571)	(28,650)	(117)	(12,154)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(158)	(189)	13,749	(83)	1,461
Capital gains distributions	351	-	210,035	674	136,820
Total realized gain (loss) on investments
and capital gains distributions	193	(189)	223,784	591	138,281
Net unrealized appreciation
(depreciation) of investments	(2,130)	699	(1,870,893)	(5,865)	(1,253,846)
Net realized and unrealized gain (loss)
on investments	(1,937)	510	(1,647,109)	(5,274)	(1,115,565)
Net increase (decrease) in net assets
resulting from operations	$ (1,968)	$ (61)	$ (1,675,759)	$ (5,391)	$ (1,127,719)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING LifeStyle
	Moderate	ING LifeStyle	ING LifeStyle	ING Limited
	Growth	Moderate	Moderate	Maturity Bond	ING Liquid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Assets Portfolio
	Service 2 Class	Service Class	Service 2 Class	Service Class	- Service Class
Net investment income (loss)
Income:
Dividends	$ 275	$ 28,766	$ 299	$ 10,014	$ 38,146
Total investment income	275	28,766	299	10,014	38,146
Expenses:
Mortality, expense risk
and other charges	266	25,798	274	2,515	28,445
Annual administrative charges	3	372	3	68	1,218
Contingent deferred sales charges	3	607	3	63	43,492
Minimum death benefit guarantee charges	-	-	-	-	2
Other contract charges	89	7,701	102	238	6,466
Amortization of deferred charges	-	-	-	-	4
Total expenses	361	34,478	382	2,884	79,627
Net investment income (loss)	(86)	(5,712)	(83)	7,130	(41,481)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(585)	(1,848)	(895)	(2,980)	-
Capital gains distributions	695	51,482	559	1,092	-
Total realized gain (loss) on investments
and capital gains distributions	110	49,634	(336)	(1,888)	-
Net unrealized appreciation
(depreciation) of investments	(5,855)	(520,340)	(4,334)	(8,045)	-
Net realized and unrealized gain (loss)
on investments	(5,745)	(470,706)	(4,670)	(9,933)	-
Net increase (decrease) in net assets
resulting from operations	$ (5,831)	$ (476,418)	$ (4,753)	$ (2,803)	$ (41,481)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

		ING Lord	ING Lord	ING Marsico	ING Marsico
	ING Liquid	Abbett Affiliated Abbett Affiliated		Growth	Growth
	Assets Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 840	$ 2,149	$ 61	$ 2,992	$ 66
Total investment income	840	2,149	61	2,992	66
Expenses:
Mortality, expense risk
and other charges	711	1,529	48	9,725	363
Annual administrative charges	23	29	1	253	5
Contingent deferred sales charges	1,489	36	1	135	4
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	303	354	17	2,083	154
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,526	1,948	67	12,196	526
Net investment income (loss)	(1,686)	201	(6)	(9,204)	(460)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	3,823	(41)	41,314	574
Capital gains distributions	-	12,593	385	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	16,416	344	41,314	574
Net unrealized appreciation
(depreciation) of investments	-	(57,280)	(1,577)	(328,018)	(10,684)
Net realized and unrealized gain (loss)
on investments	-	(40,864)	(1,233)	(286,704)	(10,110)
Net increase (decrease) in net assets
resulting from operations	$ (1,686)	$ (40,663)	$ (1,239)	$ (295,908)	$ (10,570)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING Marsico
	International			ING MFS	ING Mid Cap
	Opportunities	ING MFS Total	ING MFS Total	Utilities	Growth
	Portfolio -	Return Portfolio	Return Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	- Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2,581	$ 54,997	$ 2,327	$ 15,836	$ -
Total investment income	2,581	54,997	2,327	15,836	-
Expenses:
Mortality, expense risk
and other charges	4,256	15,849	763	8,356	1,689
Annual administrative charges	52	348	10	141	(32)
Contingent deferred sales charges	64	305	13	203	26
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,412	3,260	310	2,745	285
Amortization of deferred charges	-	(1)	-	-	-
Total expenses	5,784	19,761	1,096	11,445	1,968
Net investment income (loss)	(3,203)	35,236	1,231	4,391	(1,968)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,450	(11,370)	(1,279)	11,796	79,571
Capital gains distributions	26,734	91,101	4,101	57,641	-
Total realized gain (loss) on investments
and capital gains distributions	29,184	79,731	2,822	69,437	79,571
Net unrealized appreciation
(depreciation) of investments	(190,583)	(364,961)	(15,324)	(304,761)	(113,766)
Net realized and unrealized gain (loss)
on investments	(161,399)	(285,230)	(12,502)	(235,324)	(34,195)
Net increase (decrease) in net assets
resulting from operations	$ (164,602)	$ (249,994)	$ (11,271)	$ (230,933)	$ (36,163)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

		ING Multi-	ING
		Manager	Oppenheimer	ING	ING
	ING Mid Cap	International	Active Asset	Oppenheimer	Oppenheimer
	Growth	Small Cap	Allocation	Main Street	Main Street
	Portfolio -	Portfolio -	Portfolio -	Portfolio® -	Portfolio® -
	Service Class 2	Class S	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 28	$ 7,301	$ 86
Total investment income	-	-	28	7,301	86
Expenses:
Mortality, expense risk
and other charges	85	22	5	4,771	68
Annual administrative charges	(1)	-	-	134	1
Contingent deferred sales charges	1	-	-	64	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	32	8	1	779	28
Amortization of deferred charges	-	-	-	-	-
Total expenses	117	30	6	5,748	98
Net investment income (loss)	(117)	(30)	22	1,553	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	732	(652)	-	17,421	94
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	732	(652)	-	17,421	94
Net unrealized appreciation
(depreciation) of investments	(2,364)	(852)	25	(159,619)	(1,955)
Net realized and unrealized gain (loss)
on investments	(1,632)	(1,504)	25	(142,198)	(1,861)
Net increase (decrease) in net assets
resulting from operations	$ (1,749)	$ (1,534)	$ 47	$ (140,645)	$ (1,873)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO		ING Pioneer
	Core Bond	Core Bond	High Yield	ING Pioneer	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Fund Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 56,472	$ 1,727	$ 39,675	$ 1,903	$ 9,469
Total investment income	56,472	1,727	39,675	1,903	9,469
Expenses:
Mortality, expense risk
and other charges	30,241	1,037	8,202	1,175	9,901
Annual administrative charges	519	15	237	19	219
Contingent deferred sales charges	714	20	178	23	198
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	8,933	407	1,930	375	3,396
Amortization of deferred charges	-	-	-	-	1
Total expenses	40,407	1,479	10,547	1,592	13,715
Net investment income (loss)	16,065	248	29,128	311	(4,246)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12,122	495	(28,723)	573	(6,898)
Capital gains distributions	14,584	476	175	2,694	32,997
Total realized gain (loss) on investments
and capital gains distributions	26,706	971	(28,548)	3,267	26,099
Net unrealized appreciation
(depreciation) of investments	(24,763)	(534)	(119,890)	(32,243)	(282,330)
Net realized and unrealized gain (loss)
on investments	1,943	437	(148,438)	(28,976)	(256,231)
Net increase (decrease) in net assets
resulting from operations	$ 18,008	$ 685	$ (119,310)	$ (28,665)	$ (260,477)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Capital	Price Capital	ING T. Rowe	ING T. Rowe	ING Templeton
	Appreciation	Appreciation	Price Equity	Price Equity	Global Growth
	Portfolio -	Portfolio -	Income Portfolio	Income Portfolio	Portfolio -
	Service Class	Service 2 Class	- Service Class	- Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 102,918	$ 3,505	$ 31,502	$ 1,079	$ 3,490
Total investment income	102,918	3,505	31,502	1,079	3,490
Expenses:
Mortality, expense risk
and other charges	41,762	1,720	12,817	498	5,774
Annual administrative charges	754	23	241	7	102
Contingent deferred sales charges	822	33	262	2	81
Minimum death benefit guarantee charges	1	-	2	-	-
Other contract charges	11,736	723	3,590	218	1,461
Amortization of deferred charges	-	-	7	-	-
Total expenses	55,075	2,499	16,919	725	7,418
Net investment income (loss)	47,843	1,006	14,583	354	(3,928)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35,303	(886)	3,621	(29)	8,523
Capital gains distributions	231,106	9,104	63,109	2,351	14,491
Total realized gain (loss) on investments
and capital gains distributions	266,409	8,218	66,730	2,322	23,014
Net unrealized appreciation
(depreciation) of investments	(1,115,753)	(40,232)	(417,963)	(15,168)	(192,003)
Net realized and unrealized gain (loss)
on investments	(849,344)	(32,014)	(351,233)	(12,846)	(168,989)
Net increase (decrease) in net assets
resulting from operations	$ (801,501)	$ (31,008)	$ (336,650)	$ (12,492)	$ (172,917)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

				ING Van	ING Van
	ING Templeton	ING UBS U.S.	ING UBS U.S.	Kampen Capital	Kampen Capital
	Global Growth	Allocation	Allocation	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 42	$ 2,196	$ 121	$ 52	$ -
Total investment income	42	2,196	121	52	-
Expenses:
Mortality, expense risk
and other charges	102	409	25	2,235	73
Annual administrative charges	1	(3)	-	65	(1)
Contingent deferred sales charges	2	10	-	58	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	45	88	9	826	28
Amortization of deferred charges	-	-	-	-	-
Total expenses	150	504	34	3,184	101
Net investment income (loss)	(108)	1,692	87	(3,132)	(101)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	134	(6,684)	(644)	(2,494)	2,823
Capital gains distributions	239	9,004	530	5,029	-
Total realized gain (loss) on investments
and capital gains distributions	373	2,320	(114)	2,535	2,823
Net unrealized appreciation
(depreciation) of investments	(3,147)	(8,827)	(244)	(105,018)	(3,582)
Net realized and unrealized gain (loss)
on investments	(2,774)	(6,507)	(358)	(102,483)	(759)
Net increase (decrease) in net assets
resulting from operations	$ (2,882)	$ (4,815)	$ (271)	$ (105,615)	$ (860)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

			ING Van
	ING Van	ING Van	Kampen Global	ING Van	ING Van
	Kampen Global	Kampen Global	Tactical Asset	Kampen Growth	Kampen Growth
	Franchise	Franchise	Allocation	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 5,538	$ 1,241	$ -	$ 21,884	$ 2,122
Total investment income	5,538	1,241	-	21,884	2,122
Expenses:
Mortality, expense risk
and other charges	4,944	1,271	5	9,607	1,113
Annual administrative charges	79	20	-	225	15
Contingent deferred sales charges	78	14	-	162	14
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,764	544	1	1,758	447
Amortization of deferred charges	-	-	-	-	-
Total expenses	6,865	1,849	6	11,752	1,589
Net investment income (loss)	(1,327)	(608)	(6)	10,132	533

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,552	2,133	(39)	(14,324)	78
Capital gains distributions	21,864	5,456	-	49,867	5,343
Total realized gain (loss) on investments
and capital gains distributions	27,416	7,589	(39)	35,543	5,421
Net unrealized appreciation
(depreciation) of investments	(126,436)	(32,223)	101	(274,166)	(30,500)
Net realized and unrealized gain (loss)
on investments	(99,020)	(24,634)	62	(238,623)	(25,079)
Net increase (decrease) in net assets
resulting from operations	$ (100,347)	$ (25,242)	$ 56	$ (228,491)	$ (24,546)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING Van			ING VP Index	ING VP Index
	Kampen Large	ING Van	ING Van	Plus	Plus
	Cap Growth	Kampen Real	Kampen Real	International	International
	Portfolio -	Estate Portfolio	Estate Portfolio	Equity Portfolio	Equity Portfolio
	Service Class	- Service Class	- Service 2 Class	- Service Class	- Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 383	$ 5,367	$ 251	$ 1,762	$ 27
Total investment income	383	5,367	251	1,762	27
Expenses:
Mortality, expense risk
and other charges	757	8,059	453	452	9
Annual administrative charges	(7)	158	7	6	-
Contingent deferred sales charges	20	174	5	6	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	244	2,388	197	120	4
Amortization of deferred charges	-	1	-	-	-
Total expenses	1,014	10,780	662	584	13
Net investment income (loss)	(631)	(5,413)	(411)	1,178	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8,318)	2,007	206	(3,658)	(42)
Capital gains distributions	5,252	80,680	4,446	8,326	135
Total realized gain (loss) on investments
and capital gains distributions	(3,066)	82,687	4,652	4,668	93
Net unrealized appreciation
(depreciation) of investments	(5,108)	(269,772)	(15,142)	(21,719)	(384)
Net realized and unrealized gain (loss)
on investments	(8,174)	(187,085)	(10,490)	(17,051)	(291)
Net increase (decrease) in net assets
resulting from operations	$ (8,805)	$ (192,498)	$ (10,901)	$ (15,873)	$ (277)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING Wells	ING Wells	ING Wells	ING Wells
	Fargo	Fargo	Fargo Small	Fargo Small
	Disciplined	Disciplined	Cap Disciplined Cap Disciplined ING Diversified
	Value Portfolio - Value Portfolio -		Portfolio -	Portfolio -	International
	Service Class	Service 2 Class	Service Class	Service 2 Class	Fund - Class R
Net investment income (loss)
Income:
Dividends	$ 4,388	$ 84	$ 88	$ 4	$ 21
Total investment income	4,388	84	88	4	21
Expenses:
Mortality, expense risk
and other charges	2,009	47	175	9	3
Annual administrative charges	16	-	2	-	-
Contingent deferred sales charges	19	1	4	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	231	18	64	4	1
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,275	66	245	13	4
Net investment income (loss)	2,113	18	(157)	(9)	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	46,675	200	(1,019)	(16)	(4)
Capital gains distributions	-	-	1,364	68	-
Total realized gain (loss) on investments
and capital gains distributions	46,675	200	345	52	(4)
Net unrealized appreciation
(depreciation) of investments	(67,364)	(623)	(4,172)	(249)	(181)
Net realized and unrealized gain (loss)
on investments	(20,689)	(423)	(3,827)	(197)	(185)
Net increase (decrease) in net assets
resulting from operations	$ (18,576)	$ (405)	$ (3,984)	$ (206)	$ (168)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING American	ING American	ING Baron	ING Columbia
	Century Large	Century Small-	Small Cap	Small Cap	ING Davis New
	Company Value	Mid Cap Value	Growth	Value II	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 67	$ 4	$ -	$ 143	$ 1,580
Total investment income	67	4	-	143	1,580
Expenses:
Mortality, expense risk
and other charges	5	5	3,668	2,619	3,543
Annual administrative charges	-	-	42	34	42
Contingent deferred sales charges	-	-	57	39	40
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1	1	1,223	899	1,078
Amortization of deferred charges	-	-	-	-	-
Total expenses	6	6	4,990	3,591	4,703
Net investment income (loss)	61	(2)	(4,990)	(3,448)	(3,123)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(60)	(23)	(1,575)	(6,772)	(2,058)
Capital gains distributions	194	59	7,260	1,443	2,273
Total realized gain (loss) on investments
and capital gains distributions	134	36	5,685	(5,329)	215
Net unrealized appreciation
(depreciation) of investments	(417)	(181)	(119,270)	(61,222)	(101,313)
Net realized and unrealized gain (loss)
on investments	(283)	(145)	(113,585)	(66,551)	(101,098)
Net increase (decrease) in net assets
resulting from operations	$ (222)	$ (147)	$ (118,575)	$ (69,999)	$ (104,221)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

			ING Legg
			Mason Partners	ING Neuberger	ING Neuberger
	ING JPMorgan ING JPMorgan		Aggressive	Berman	Berman
	International	Mid Cap Value	Growth	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 4,605	$ 810	$ -	$ -	$ 20
Total investment income	4,605	810	-	-	20
Expenses:
Mortality, expense risk
and other charges	910	387	2,127	1,813	95
Annual administrative charges	(7)	8	36	40	-
Contingent deferred sales charges	14	12	33	23	2
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	285	70	853	284	20
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,202	477	3,049	2,160	117
Net investment income (loss)	3,403	333	(3,049)	(2,160)	(97)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(73,331)	(3,311)	2,193	(5,162)	(681)
Capital gains distributions	86,752	2,861	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	13,421	(450)	2,193	(5,162)	(681)
Net unrealized appreciation
(depreciation) of investments	(23,980)	(12,251)	(56,620)	(61,029)	737
Net realized and unrealized gain (loss)
on investments	(10,559)	(12,701)	(54,427)	(66,191)	56
Net increase (decrease) in net assets
resulting from operations	$ (7,156)	$ (12,368)	$ (57,476)	$ (68,351)	$ (41)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

				ING
	ING OpCap	ING	ING	Oppenheimer	ING PIMCO
	Balanced Value	Oppenheimer	Oppenheimer	Strategic	Total Return
	Portfolio -	Global Portfolio	Global Portfolio	Income Portfolio	Portfolio -
	Service Class	- Initial Class	- Service Class	- Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 28	$ 235	$ 3,247	$ 615	$ 377
Total investment income	28	235	3,247	615	377
Expenses:
Mortality, expense risk
and other charges	5	133	2,373	110	72
Annual administrative charges	-	2	33	1	1
Contingent deferred sales charges	-	5	39	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1	3	726	9	9
Amortization of deferred charges	-	-	-	-	-
Total expenses	6	143	3,171	120	82
Net investment income (loss)	22	92	76	495	295

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(433)	256	(2,969)	(10)	3
Capital gains distributions	138	813	12,375	43	120
Total realized gain (loss) on investments
and capital gains distributions	(295)	1,069	9,406	33	123
Net unrealized appreciation
(depreciation) of investments	55	(6,344)	(83,530)	(2,559)	(581)
Net realized and unrealized gain (loss)
on investments	(240)	(5,275)	(74,124)	(2,526)	(458)
Net increase (decrease) in net assets
resulting from operations	$ (218)	$ (5,183)	$ (74,048)	$ (2,031)	$ (163)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Income Portfolio
	Service Class	Service Class	Service Class	Service Class	- Service Class
Net investment income (loss)
Income:
Dividends	$ 194	$ 114	$ 129	$ 16	$ 107
Total investment income	194	114	129	16	107
Expenses:
Mortality, expense risk
and other charges	116	87	98	15	63
Annual administrative charges	1	1	1	-	1
Contingent deferred sales charges	5	4	2	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	46	27	47	5	9
Amortization of deferred charges	-	-	-	-	-
Total expenses	168	119	148	20	73
Net investment income (loss)	26	(5)	(19)	(4)	34

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20	(20)	(95)	(18)	(113)
Capital gains distributions	250	251	324	47	102
Total realized gain (loss) on investments
and capital gains distributions	270	231	229	29	(11)
Net unrealized appreciation
(depreciation) of investments	(4,044)	(3,820)	(4,646)	(729)	(1,126)
Net realized and unrealized gain (loss)
on investments	(3,774)	(3,589)	(4,417)	(700)	(1,137)
Net increase (decrease) in net assets
resulting from operations	$ (3,748)	$ (3,594)	$ (4,436)	$ (704)	$ (1,103)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

	ING T. Rowe
	Price Diversified
	Mid Cap	ING T. Rowe	ING Templeton
	Growth	Price Growth	Foreign Equity	ING Thornburg	ING Thornburg
	Portfolio -	Equity Portfolio	Portfolio -	Value Portfolio -	Value Portfolio -
	Service Class	- Service Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 362	$ 4,489	$ 10	$ 9
Total investment income	2	362	4,489	10	9
Expenses:
Mortality, expense risk
and other charges	35	529	3,283	29	138
Annual administrative charges	-	6	56	1	2
Contingent deferred sales charges	-	4	52	3	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	9	175	1,108	1	39
Amortization of deferred charges	-	-	-	-	-
Total expenses	44	714	4,499	34	180
Net investment income (loss)	(42)	(352)	(10)	(24)	(171)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(43)	(2,931)	(11,417)	53	(649)
Capital gains distributions	613	2,684	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	570	(247)	(11,417)	53	(649)
Net unrealized appreciation
(depreciation) of investments	(2,542)	(18,202)	(99,767)	(982)	(3,397)
Net realized and unrealized gain (loss)
on investments	(1,972)	(18,449)	(111,184)	(929)	(4,046)
Net increase (decrease) in net assets
resulting from operations	$ (2,014)	$ (18,801)	$ (111,194)	$ (953)	$ (4,217)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

		ING UBS U.S.	ING Van	ING Van	ING Van
	ING UBS U.S.	Small Cap	Kampen	Kampen Equity	Kampen Equity
	Large Cap	Growth	Comstock	and Income	and Income
	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 158	$ -	$ 7,118	$ 142	$ 9,822
Total investment income	158	-	7,118	142	9,822
Expenses:
Mortality, expense risk
and other charges	160	22	3,101	23	2,603
Annual administrative charges	2	-	46	55	-
Contingent deferred sales charges	6	-	47	52	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	49	7	1,079	788	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	217	29	4,273	918	2,603
Net investment income (loss)	(59)	(29)	2,845	(776)	7,219

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(386)	(384)	(1,537)	(10)	(3,861)
Capital gains distributions	-	-	11,068	158	10,550
Total realized gain (loss) on investments
and capital gains distributions	(386)	(384)	9,531	148	6,689
Net unrealized appreciation
(depreciation) of investments	(4,402)	182	(93,914)	(1,005)	(61,660)
Net realized and unrealized gain (loss)
on investments	(4,788)	(202)	(84,383)	(857)	(54,971)
Net increase (decrease) in net assets
resulting from operations	$ (4,847)	$ (231)	$ (81,538)	$ (1,633)	$ (47,752)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic
	Allocation	Allocation	Allocation	ING VP Growth	ING VP Growth
	Conservative	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 56	$ 15	$ 24	$ 2	$ 5,444
Total investment income	56	15	24	2	5,444
Expenses:
Mortality, expense risk
and other charges	13	7	8	2	1,948
Annual administrative charges	-	-	-	-	124
Contingent deferred sales charges	-	-	-	-	130
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	12	-	2	-	513
Amortization of deferred charges	-	-	-	-	-
Total expenses	25	7	10	2	2,715
Net investment income (loss)	31	8	14	-	2,729

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(32)	(19)	(47)	(1)	(10,390)
Capital gains distributions	116	91	99	-	-
Total realized gain (loss) on investments
and capital gains distributions	84	72	52	(1)	(10,390)
Net unrealized appreciation
(depreciation) of investments	(514)	(358)	(343)	(56)	(112,193)
Net realized and unrealized gain (loss)
on investments	(430)	(286)	(291)	(57)	(122,583)
Net increase (decrease) in net assets
resulting from operations	$ (399)	$ (278)	$ (277)	$ (57)	$ (119,854)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 1	Series 2	Series 3	Series 4	Series 5
Net investment income (loss)
Income:
Dividends	$ 2,512	$ 2,167	$ 960	$ 894	$ 303
Total investment income	2,512	2,167	960	894	303
Expenses:
Mortality, expense risk
and other charges	933	857	896	635	397
Annual administrative charges	12	12	17	11	7
Contingent deferred sales charges	124	99	61	51	60
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	1	-	2	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,069	969	974	699	464
Net investment income (loss)	1,443	1,198	(14)	195	(161)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8,781)	(6,150)	(54)	(509)	(618)
Capital gains distributions	6,127	3,307	2,217	4,036	3,524
Total realized gain (loss) on investments
and capital gains distributions	(2,654)	(2,843)	2,163	3,527	2,906
Net unrealized appreciation
(depreciation) of investments	(2,509)	(1,790)	(4,695)	(6,328)	(4,867)
Net realized and unrealized gain (loss)
on investments	(5,163)	(4,633)	(2,532)	(2,801)	(1,961)
Net increase (decrease) in net assets
resulting from operations	$ (3,720)	$ (3,435)	$ (2,546)	$ (2,606)	$ (2,122)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$ 416	$ 277	$ 162	$ 149	$ 142
Total investment income	416	277	162	149	142
Expenses:
Mortality, expense risk
and other charges	423	275	162	130	117
Annual administrative charges	7	4	3	2	1
Contingent deferred sales charges	63	39	21	10	12
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	493	318	186	142	130
Net investment income (loss)	(77)	(41)	(24)	7	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(577)	(376)	(159)	(166)	(56)
Capital gains distributions	3,525	2,685	1,561	1,393	992
Total realized gain (loss) on investments
and capital gains distributions	2,948	2,309	1,402	1,227	936
Net unrealized appreciation
(depreciation) of investments	(4,865)	(3,389)	(2,176)	(1,766)	(1,310)
Net realized and unrealized gain (loss)
on investments	(1,917)	(1,080)	(774)	(539)	(374)
Net increase (decrease) in net assets
resulting from operations	$ (1,994)	$ (1,121)	$ (798)	$ (532)	$ (362)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING VP Global
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Equity Dividend
	Series 11	Series 12	Series 13	Series 14	Portfolio
Net investment income (loss)
Income:
Dividends	$ 200	$ 58	$ 645	$ 1,547	$ 604
Total investment income	200	58	645	1,547	604
Expenses:
Mortality, expense risk
and other charges	175	66	634	1,644	252
Annual administrative charges	2	1	13	28	(2)
Contingent deferred sales charges	5	16	34	132	4
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	67
Amortization of deferred charges	-	-	-	-	-
Total expenses	182	83	681	1,804	321
Net investment income (loss)	18	(25)	(36)	(257)	283

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(237)	(147)	(549)	92	(3,349)
Capital gains distributions	1,568	796	1,962	446	7,365
Total realized gain (loss) on investments
and capital gains distributions	1,331	649	1,413	538	4,016
Net unrealized appreciation
(depreciation) of investments	(1,525)	(958)	(1,623)	41	(6,705)
Net realized and unrealized gain (loss)
on investments	(194)	(309)	(210)	579	(2,689)
Net increase (decrease) in net assets
resulting from operations	$ (176)	$ (334)	$ (246)	$ 322	$ (2,406)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

				ING Lehman	ING
	ING BlackRock			Brothers U.S.	Opportunistic
	Global Science	ING Global	ING	Aggregate Bond	Large Cap
	and Technology Equity Option		International	Index®	Growth
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ 25	$ 97	$ 2,101	$ 2
Total investment income	-	25	97	2,101	2
Expenses:
Mortality, expense risk
and other charges	1,417	3	36	1,092	5
Annual administrative charges	38	-	1	36	-
Contingent deferred sales charges	18	-	1	68	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	535	-	13	392	1
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,008	3	51	1,588	6
Net investment income (loss)	(2,008)	22	46	513	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,000)	(1)	(755)	(460)	13
Capital gains distributions	-	-	-	296	-
Total realized gain (loss) on investments
and capital gains distributions	(6,000)	(1)	(755)	(164)	13
Net unrealized appreciation
(depreciation) of investments	(42,952)	92	(1,100)	4,506	(300)
Net realized and unrealized gain (loss)
on investments	(48,952)	91	(1,855)	4,342	(287)
Net increase (decrease) in net assets
resulting from operations	$ (50,960)	$ 113	$ (1,809)	$ 4,855	$ (291)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING	ING Russell™
	Opportunistic	Global Large	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Cap Index 85%	Large Cap	Mid Cap Index	Small Cap Index
	Value Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 305	$ 29	$ 220	$ 265	$ 617
Total investment income	305	29	220	265	617
Expenses:
Mortality, expense risk
and other charges	277	6	123	133	438
Annual administrative charges	7	-	2	3	21
Contingent deferred sales charges	7	-	1	1	11
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	57	-	36	47	179
Amortization of deferred charges	-	-	-	-	-
Total expenses	348	6	162	184	649
Net investment income (loss)	(43)	23	58	81	(32)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(889)	(50)	(2,760)	(1,525)	(5,156)
Capital gains distributions	2,902	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,013	(50)	(2,760)	(1,525)	(5,156)
Net unrealized appreciation
(depreciation) of investments	(9,695)	161	(2,334)	(5,755)	(23,030)
Net realized and unrealized gain (loss)
on investments	(7,682)	111	(5,094)	(7,280)	(28,186)
Net increase (decrease) in net assets
resulting from operations	$ (7,725)	$ 134	$ (5,036)	$ (7,199)	$ (28,218)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

					ING
					WisdomTreeSM
	ING VP Index	ING VP Index	ING VP Index	ING VP Small	Global High-
	Plus LargeCap	Plus MidCap	Plus SmallCap	Company	Yielding Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 5,377	$ 2,072	$ 876	$ 22	$ 4,694
Total investment income	5,377	2,072	876	22	4,694
Expenses:
Mortality, expense risk
and other charges	4,203	3,006	2,281	301	1,670
Annual administrative charges	89	42	32	8	24
Contingent deferred sales charges	306	59	49	7	8
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	834	877	711	109	649
Amortization of deferred charges	-	-	-	-	-
Total expenses	5,432	3,984	3,073	425	2,351
Net investment income (loss)	(55)	(1,912)	(2,197)	(403)	2,343

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,800)	(13,523)	(12,725)	(2,135)	(3,268)
Capital gains distributions	20,876	24,865	9,146	352	-
Total realized gain (loss) on investments
and capital gains distributions	19,076	11,342	(3,579)	(1,783)	(3,268)
Net unrealized appreciation
(depreciation) of investments	(136,091)	(89,601)	(47,599)	(10,805)	(68,858)
Net realized and unrealized gain (loss)
on investments	(117,015)	(78,259)	(51,178)	(12,588)	(72,126)
Net increase (decrease) in net assets
resulting from operations	$ (117,070)	$ (80,171)	$ (53,375)	$ (12,991)	$ (69,783)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

	ING VP		ING VP		ING VP
	Financial	ING VP	MidCap		SmallCap
	Services	International	Opportunities	ING VP Real	Opportunities
	Portfolio -	Value Portfolio -	Portfolio -	Estate Portfolio	Portfolio -
	Class S	Class S	Class S	- Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 877	$ 307	$ -	$ 130	$ -
Total investment income	877	307	-	130	-
Expenses:
Mortality, expense risk
and other charges	821	120	3,560	56	1,333
Annual administrative charges	3	1	191	-	29
Contingent deferred sales charges	11	-	59	-	34
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	254	31	831	3	484
Amortization of deferred charges	-	-	1	-	-
Total expenses	1,089	152	4,642	59	1,880
Net investment income (loss)	(212)	155	(4,642)	71	(1,880)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(24,753)	(400)	2,904	(3,094)	3,774
Capital gains distributions	3,875	1,881	-	1,401	12,586
Total realized gain (loss) on investments
and capital gains distributions	(20,878)	1,481	2,904	(1,693)	16,360
Net unrealized appreciation
(depreciation) of investments	6,684	(8,028)	(128,278)	1,825	(46,306)
Net realized and unrealized gain (loss)
on investments	(14,194)	(6,547)	(125,374)	132	(29,946)
Net increase (decrease) in net assets
resulting from operations	$ (14,406)	$ (6,392)	$ (130,016)	$ 203	$ (31,826)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

			Legg Mason
			Partners
			Variable	Legg Mason
	ING VP	ING VP	International	Partners	Legg Mason
	Balanced	Intermediate	All Cap	Variable	Partners
	Portfolio -	Bond Portfolio -	Opportunity	Investors	Variable High
	Class S	Class S	Portfolio	Portfolio	Income Portfolio
Net investment income (loss)
Income:
Dividends	$ 272	$ 68,212	$ 1	$ 1	$ 8
Total investment income	272	68,212	1	1	8
Expenses:
Mortality, expense risk
and other charges	107	20,290	1	2	1
Annual administrative charges	1	307	-	-	-
Contingent deferred sales charges	4	574	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	9	6,771	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	121	27,942	1	2	1
Net investment income (loss)	151	40,270	-	(1)	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(418)	(20,545)	(27)	(18)	(1)
Capital gains distributions	767	31,632	-	4	-
Total realized gain (loss) on investments
and capital gains distributions	349	11,087	(27)	(14)	(1)
Net unrealized appreciation
(depreciation) of investments	(3,303)	(189,985)	(9)	(41)	(30)
Net realized and unrealized gain (loss)
on investments	(2,954)	(178,898)	(36)	(55)	(31)
Net increase (decrease) in net assets
resulting from operations	$ (2,803)	$ (138,628)	$ (36)	$ (56)	$ (24)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

	Legg Mason	Oppenheimer
	Partners	Main Street	PIMCO Real	Pioneer Equity	Pioneer Small
	Variable Money	Small Cap	Return Portfolio	Income VCT	Cap Value VCT
	Market	Fund®/VA -	- Administrative	Portfolio -	Portfolio -
	Portfolio	Service Class	Class	Class II	Class II
Net investment income (loss)
Income:
Dividends	$ 3	$ 3	$ 210	$ 403	$ 9
Total investment income	3	3	210	403	9
Expenses:
Mortality, expense risk
and other charges	1	11	60	153	56
Annual administrative charges	-	-	-	1	1
Contingent deferred sales charges	3	-	-	-	2
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	3	10	34	2
Amortization of deferred charges	-	-	-	-	-
Total expenses	4	14	70	188	61
Net investment income (loss)	(1)	(11)	140	215	(52)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(41)	(17)	(96)	(649)
Capital gains distributions	-	63	12	914	602
Total realized gain (loss) on investments
and capital gains distributions	-	22	(5)	818	(47)
Net unrealized appreciation
(depreciation) of investments	-	(523)	(981)	(6,571)	(1,586)
Net realized and unrealized gain (loss)
on investments	-	(501)	(986)	(5,753)	(1,633)
Net increase (decrease) in net assets
resulting from operations	$ (1)	$ (512)	$ (846)	$ (5,538)	$ (1,685)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

			ProFund VP		Wells Fargo
	ProFund VP	ProFund VP	Rising Rates	ProFund VP	Advantage Asset
	Bull	Europe 30	Opportunity	Small-Cap	Allocation Fund
Net investment income (loss)
Income:
Dividends	$ -	$ 343	$ 1,169	$ 137	$ 64
Total investment income	-	343	1,169	137	64
Expenses:
Mortality, expense risk
and other charges	375	289	407	613	47
Annual administrative charges	10	5	6	3	1
Contingent deferred sales charges	9	11	8	17	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	127	97	103	198	19
Amortization of deferred charges	-	-	-	-	-
Total expenses	521	402	524	831	68
Net investment income (loss)	(521)	(59)	645	(694)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(548)	(233)	(2,446)	(18,348)	(15)
Capital gains distributions	357	2,401	-	4,982	219
Total realized gain (loss) on investments
and capital gains distributions	(191)	2,168	(2,446)	(13,366)	204
Net unrealized appreciation
(depreciation) of investments	(9,414)	(11,280)	(7,148)	9,293	(1,153)
Net realized and unrealized gain (loss)
on investments	(9,605)	(9,112)	(9,594)	(4,073)	(949)
Net increase (decrease) in net assets
resulting from operations	$ (10,126)	$ (9,171)	$ (8,949)	$ (4,767)	$ (953)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage C&B	Advantage	Advantage	Advantage	Advantage
	Large Cap	Equity Income	Large Company	Money Market	Small Cap
	Value Fund	Fund	Growth Fund	Fund	Growth Fund
Net investment income (loss)
Income:
Dividends	$ 5	$ 15	$ 5	$ 2	$ -
Total investment income	5	15	5	2	-
Expenses:
Mortality, expense risk
and other charges	7	16	38	1	12
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	1	2	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	3	4	14	-	4
Amortization of deferred charges	-	-	-	-	-
Total expenses	10	20	53	3	16
Net investment income (loss)	(5)	(5)	(48)	(1)	(16)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(25)	3	-	(6)
Capital gains distributions	-	124	-	-	185
Total realized gain (loss) on investments
and capital gains distributions	(1)	99	3	-	179
Net unrealized appreciation
(depreciation) of investments	(149)	(456)	(940)	-	(508)
Net realized and unrealized gain (loss)
on investments	(150)	(357)	(937)	-	(329)
Net increase (decrease) in net assets
resulting from operations	$ (155)	$ (362)	$ (985)	$ (1)	$ (345)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Operations For the year ended December 31, 2008

(Dollars in thousands)

Wells Fargo
Advantage Total
Return Bond
Fund
Net investment income (loss)
Income:
Dividends	$ 58
Total investment income	58
Expenses:
Mortality, expense risk
and other charges	21
Annual administrative charges	-
Contingent deferred sales charges	-
Minimum death benefit guarantee charges	-
Other contract charges	7
Amortization of deferred charges	-
Total expenses	28
Net investment income (loss)	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)
Capital gains distributions	-
Total realized gain (loss) on investments
and capital gains distributions	(9)
Net unrealized appreciation
(depreciation) of investments	(21)
Net realized and unrealized gain (loss)
on investments	(30)
Net increase (decrease) in net assets
resulting from operations	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

				Columbia
		BlackRock	Columbia Asset	Federal
	AIM V.I.	Global	Allocation Fund,	Securities Fund,
	Leisure Fund -	Allocation V.I.	Variable Series -	Variable Series -
	Series I Shares	Fund - Class III	Class A	Class A
Net assets at January 1, 2007	$ 52,417	$ -	$ 540	$ 81

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(388)	-	6	4
Total realized gain (loss) on investments
and capital gains distributions	5,332	-	66	-
Net unrealized appreciation (depreciation)
of investments	(5,956)	-	(32)	1
Net increase (decrease) in net assets from operations	(1,012)	-	40	5
Changes from principal transactions:
Premiums	78	-	-	-
Surrenders and withdrawals	(8,809)	-	98	(5)
Benefit payments	(375)	-	(10)	-
Transfers between Divisions
(including fixed account), net	6	-	-	(1)
Increase (decrease) in net assets derived from
principal transactions	(9,100)	-	88	(6)
Total increase (decrease) in net assets	(10,112)	-	128	(1)
Net assets at December 31, 2007	42,305	-	668	80

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(438)	7,155	10	4
Total realized gain (loss) on investments
and capital gains distributions	4,232	591	71	(6)
Net unrealized appreciation (depreciation)
of investments	(19,898)	(54,254)	(231)	4
Net increase (decrease) in net assets from operations	(16,104)	(46,508)	(150)	2
Changes from principal transactions:
Premiums	48	222,833	-	-
Death Benefits	(251)	(1,171)	(51)	-
Surrenders and withdrawals	(8,138)	222,426	(205)	(55)
Transfers between Divisions
(including fixed account), net	2	220	-	-
Increase (decrease) in net assets derived from
principal transactions	(8,339)	444,308	(256)	(55)
Total increase (decrease) in net assets	(24,443)	397,800	(406)	(53)
Net assets at December 31, 2008	$ 17,862	$ 397,800	$ 262	$ 27

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

			Columbia Small
	Columbia Large	Columbia Small	Company	Fidelity® VIP
	Cap Growth	Cap Value	Growth Fund,	Equity-Income
	Fund, Variable	Fund, Variable	Variable Series -	Portfolio -
	Series - Class A	Series - Class B	Class A	Service Class 2
Net assets at January 1, 2007	$ 547	$ 335,177	$ 82	$ 376,023

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(6,366)	(1)	(2,129)
Total realized gain (loss) on investments
and capital gains distributions	25	51,799	6	47,017
Net unrealized appreciation (depreciation)
of investments	48	(57,677)	5	(48,769)
Net increase (decrease) in net assets from operations	67	(12,244)	10	(3,881)
Changes from principal transactions:
Premiums	-	324	-	54,218
Surrenders and withdrawals	(118)	(64,022)	(2)	(50,474)
Benefit payments	(12)	(2,329)	-	(2,523)
Transfers between Divisions
(including fixed account), net	-	(17)	1	24
Increase (decrease) in net assets derived from
principal transactions	(130)	(66,044)	(1)	1,245
Total increase (decrease) in net assets	(63)	(78,288)	9	(2,636)
Net assets at December 31, 2007	484	256,889	91	373,387

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(4,187)	(1)	(605)
Total realized gain (loss) on investments
and capital gains distributions	(1)	23,641	10	(12,351)
Net unrealized appreciation (depreciation)
of investments	(189)	(86,156)	(47)	(132,398)
Net increase (decrease) in net assets from operations	(195)	(66,702)	(38)	(145,354)
Changes from principal transactions:
Premiums	-	97	-	15,056
Death Benefits	(2)	(1,208)	-	(2,590)
Surrenders and withdrawals	(29)	(47,462)	(2)	(73,720)
Transfers between Divisions
(including fixed account), net	-	125	-	277
Increase (decrease) in net assets derived from
principal transactions	(31)	(48,448)	(2)	(60,977)
Total increase (decrease) in net assets	(226)	(115,150)	(40)	(206,331)
Net assets at December 31, 2008	$ 258	$ 141,739	$ 51	$ 167,056

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	Fidelity® VIP	Franklin Small
	Contrafund®	Cap Value
	Portfolio -	Securities Fund	ING GET Fund	ING GET Fund
	Service Class 2	- Class 2	- Series U	- Series V
Net assets at January 1, 2007	$ 561,251	$ 5,563	$ 85,061	$ 118,802

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,452)	(43)	141	140
Total realized gain (loss) on investments
and capital gains distributions	223,955	672	1,617	484
Net unrealized appreciation (depreciation)
of investments	(120,604)	(1,114)	(288)	2,246
Net increase (decrease) in net assets from operations	94,899	(485)	1,470	2,870
Changes from principal transactions:
Premiums	205,156	4,368	(58)	(113)
Surrenders and withdrawals	65,907	(883)	(14,178)	(24,758)
Benefit payments	(4,754)	(16)	(1,528)	(1,074)
Transfers between Divisions
(including fixed account), net	128	1	9	(2)
Increase (decrease) in net assets derived from
principal transactions	266,437	3,470	(15,755)	(25,947)
Total increase (decrease) in net assets	361,336	2,985	(14,285)	(23,077)
Net assets at December 31, 2007	922,587	8,548	70,776	95,725

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,521)	(16)	1,366	821
Total realized gain (loss) on investments
and capital gains distributions	8,137	520	(3,996)	1,373
Net unrealized appreciation (depreciation)
of investments	(467,013)	(3,792)	(612)	(3,254)
Net increase (decrease) in net assets from operations	(470,397)	(3,288)	(3,242)	(1,060)
Changes from principal transactions:
Premiums	225,354	3,142	(32)	(50)
Death Benefits	(8,332)	(3)	(173)	(254)
Surrenders and withdrawals	(13,373)	(1,153)	(67,329)	(94,690)
Transfers between Divisions
(including fixed account), net	659	-	-	329
Increase (decrease) in net assets derived from
principal transactions	204,308	1,986	(67,534)	(94,665)
Total increase (decrease) in net assets	(266,089)	(1,302)	(70,776)	(95,725)
Net assets at December 31, 2008	$ 656,498	$ 7,246	$ -	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING	ING
	AllianceBernstein	AllianceBernstein	ING American
	Mid Cap Growth	Mid Cap Growth	Funds Asset	ING American
	Portfolio - Service	Portfolio - Service 2	Allocation	Funds Bond
	Class	Class	Portfolio	Portfolio
Net assets at January 1, 2007	$ 423,458	$ 18,807	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,361)	(466)	-	-
Total realized gain (loss) on investments
and capital gains distributions	63,913	1,656	-	-
Net unrealized appreciation (depreciation)
of investments	(22,763)	272	-	-
Net increase (decrease) in net assets from operations	32,789	1,462	-	-
Changes from principal transactions:
Premiums	28,496	396	-	-
Surrenders and withdrawals	(43,890)	(1,516)	-	-
Benefit payments	(9,281)	(273)	-	-
Transfers between Divisions
(including fixed account), net	110	(8)	-	-
Increase (decrease) in net assets derived from
principal transactions	(24,565)	(1,401)	-	-
Total increase (decrease) in net assets	8,224	61	-	-
Net assets at December 31, 2007	431,682	18,868	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,542)	(365)	(1,353)	(2,803)
Total realized gain (loss) on investments
and capital gains distributions	62,059	2,344	(1,220)	(1,802)
Net unrealized appreciation (depreciation)
of investments	(240,695)	(10,453)	(22,925)	(15,657)
Net increase (decrease) in net assets from operations	(185,178)	(8,474)	(25,498)	(20,262)
Changes from principal transactions:
Premiums	23,279	197	119,105	161,909
Death Benefits	(6,938)	(93)	(105)	(793)
Surrenders and withdrawals	(71,710)	(1,637)	54,827	111,211
Transfers between Divisions
(including fixed account), net	452	3	40	103
Increase (decrease) in net assets derived from
principal transactions	(54,917)	(1,530)	173,867	272,430
Total increase (decrease) in net assets	(240,095)	(10,004)	148,369	252,168
Net assets at December 31, 2008	$ 191,587	$ 8,864	$ 148,369	$ 252,168

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

				ING American
			ING American	Funds World
	ING American	ING American	Funds	Allocation
	Funds Growth	Funds Growth-	International	Portfolio -
	Portfolio	Income Portfolio	Portfolio	Service Class
Net assets at January 1, 2007	$ 1,979,019	$ 1,374,118	$ 1,078,309	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(44,935)	(19,201)	(16,815)	-
Total realized gain (loss) on investments
and capital gains distributions	41,143	43,595	52,427	-
Net unrealized appreciation (depreciation)
of investments	184,268	221	153,243	-
Net increase (decrease) in net assets from operations	180,476	24,615	188,855	-
Changes from principal transactions:
Premiums	410,477	290,323	285,023	-
Surrenders and withdrawals	(96,580)	(80,753)	5,307	-
Benefit payments	(17,665)	(13,629)	(9,664)	-
Transfers between Divisions
(including fixed account), net	39	334	170	-
Increase (decrease) in net assets derived from
principal transactions	296,271	196,275	280,836	-
Total increase (decrease) in net assets	476,747	220,890	469,691	-
Net assets at December 31, 2007	2,455,766	1,595,008	1,548,000	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33,533)	(12,482)	(6,347)	(23)
Total realized gain (loss) on investments
and capital gains distributions	178,272	59,959	101,181	-
Net unrealized appreciation (depreciation)
of investments	(1,354,204)	(725,097)	(830,068)	386
Net increase (decrease) in net assets from operations	(1,209,465)	(677,620)	(735,234)	363
Changes from principal transactions:
Premiums	414,568	278,361	270,467	10,735
Death Benefits	(22,031)	(15,493)	(12,839)	-
Surrenders and withdrawals	(96,239)	(107,104)	(117,571)	2,030
Transfers between Divisions
(including fixed account), net	1,666	1,733	953	-
Increase (decrease) in net assets derived from
principal transactions	297,964	157,497	141,010	12,765
Total increase (decrease) in net assets	(911,501)	(520,123)	(594,224)	13,128
Net assets at December 31, 2008	$ 1,544,265	$ 1,074,885	$ 953,776	$ 13,128
The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock
	Growth	Large Cap	ING BlackRock	ING BlackRock
	Portfolio -	Growth	Large Cap	Large Cap
	Institutional	Portfolio -	Value Portfolio -	Value Portfolio -
	Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ -	$ 145,523	$ 70,539	$ 4,559

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(3,393)	(1,336)	(104)
Total realized gain (loss) on investments
and capital gains distributions	-	3,017	8,082	304
Net unrealized appreciation (depreciation)
of investments	(4)	6,394	(4,970)	(118)
Net increase (decrease) in net assets from operations	(6)	6,018	1,776	82
Changes from principal transactions:
Premiums	-	18,670	3,244	32
Surrenders and withdrawals	250	(15,086)	(17,295)	(358)
Benefit payments	-	(1,619)	(703)	(11)
Transfers between Divisions
(including fixed account), net	-	1	(9)	(1)
Increase (decrease) in net assets derived from
principal transactions	250	1,966	(14,763)	(338)
Total increase (decrease) in net assets	244	7,984	(12,987)	(256)
Net assets at December 31, 2007	244	153,507	57,552	4,303

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2,917)	(876)	(78)
Total realized gain (loss) on investments
and capital gains distributions	14	8,373	1,124	184
Net unrealized appreciation (depreciation)
of investments	(103)	(69,280)	(18,792)	(1,532)
Net increase (decrease) in net assets from operations	(91)	(63,824)	(18,544)	(1,426)
Changes from principal transactions:
Premiums	-	18,099	12	-
Death Benefits	-	(1,914)	(619)	(33)
Surrenders and withdrawals	(22)	(11,624)	(10,858)	(638)
Transfers between Divisions
(including fixed account), net	-	101	54	6
Increase (decrease) in net assets derived from
principal transactions	(22)	4,662	(11,411)	(665)
Total increase (decrease) in net assets	(113)	(59,162)	(29,955)	(2,091)
Net assets at December 31, 2008	$ 131	$ 94,345	$ 27,597	$ 2,212

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING Capital	ING Capital
	Guardian U.S.	Guardian U.S.	ING	ING
	Equities	Equities	EquitiesPlus	EquitiesPlus
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ 561,314	$ 11,099	$ 126,427	$ 33

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,446)	(205)	2,048	-
Total realized gain (loss) on investments
and capital gains distributions	72,900	1,618	8,209	2
Net unrealized appreciation (depreciation)
of investments	(74,174)	(1,587)	(8,556)	(2)
Net increase (decrease) in net assets from operations	(9,720)	(174)	1,701	-
Changes from principal transactions:
Premiums	12,772	92	1,752	-
Surrenders and withdrawals	(91,416)	(2,442)	(23,425)	-
Benefit payments	(7,506)	(72)	(4,054)	-
Transfers between Divisions
(including fixed account), net	(8)	(2)	1	-
Increase (decrease) in net assets derived from
principal transactions	(86,158)	(2,424)	(25,726)	-
Total increase (decrease) in net assets	(95,878)	(2,598)	(24,025)	-
Net assets at December 31, 2007	465,436	8,501	102,402	33

Increase (decrease) in net assets
Operations:
Net investment income (loss)	288	(36)	6,498	2
Total realized gain (loss) on investments
and capital gains distributions	(13,678)	(1,031)	(18,728)	(6)
Net unrealized appreciation (depreciation)
of investments	(56,047)	(214)	(1,312)	(1)
Net increase (decrease) in net assets from operations	(69,437)	(1,281)	(13,542)	(5)
Changes from principal transactions:
Premiums	4,082	42	498	-
Death Benefits	(4,052)	(105)	(631)	-
Surrenders and withdrawals	(396,237)	(7,157)	(88,733)	(28)
Transfers between Divisions
(including fixed account), net	208	-	6	-
Increase (decrease) in net assets derived from
principal transactions	(395,999)	(7,220)	(88,860)	(28)
Total increase (decrease) in net assets	(465,436)	(8,501)	(102,402)	(33)
Net assets at December 31, 2008	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING Evergreen			ING FMRSM
	Health Sciences	ING Evergreen	ING Evergreen	Diversified Mid
	Portfolio -	Omega Portfolio	Omega Portfolio	Cap Portfolio -
	Service Class	- Service Class	- Service 2 Class	Service Class
Net assets at January 1, 2007	$ 192,226	$ 10,532	$ 1,331	$ 627,079

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,246)	(192)	(34)	(18,320)
Total realized gain (loss) on investments
and capital gains distributions	13,809	483	59	58,263
Net unrealized appreciation (depreciation)
of investments	1,835	486	87	47,387
Net increase (decrease) in net assets from operations	11,398	777	112	87,330
Changes from principal transactions:
Premiums	23,085	460	44	63,636
Surrenders and withdrawals	(19,590)	(3,181)	(174)	294,810
Benefit payments	(1,463)	(60)	(11)	(10,999)
Transfers between Divisions
(including fixed account), net	(21)	(1)	(1)	140
Increase (decrease) in net assets derived from
principal transactions	2,011	(2,782)	(142)	347,587
Total increase (decrease) in net assets	13,409	(2,005)	(30)	434,917
Net assets at December 31, 2007	205,635	8,527	1,301	1,061,996

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,148)	(152)	(28)	(12,891)
Total realized gain (loss) on investments
and capital gains distributions	9,968	(57)	137	60,933
Net unrealized appreciation (depreciation)
of investments	(75,064)	(2,013)	(467)	(463,280)
Net increase (decrease) in net assets from operations	(69,244)	(2,222)	(358)	(415,238)
Changes from principal transactions:
Premiums	21,772	1,032	-	69,623
Death Benefits	(1,430)	(47)	(8)	(13,694)
Surrenders and withdrawals	7,981	1,625	(135)	(122,565)
Transfers between Divisions
(including fixed account), net	35	1	2	960
Increase (decrease) in net assets derived from
principal transactions	28,358	2,611	(141)	(65,676)
Total increase (decrease) in net assets	(40,886)	389	(499)	(480,914)
Net assets at December 31, 2008	$ 164,749	$ 8,916	$ 802	$ 581,082

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING FMRSM
	Diversified Mid	ING Focus 5	ING Franklin	ING Franklin
	Cap Portfolio -	Portfolio -	Income Portfolio	Income Portfolio
	Service 2 Class	Service Class	- Service Class	- Service 2 Class
Net assets at January 1, 2007	$ 36,090	$ -	$ 156,693	$ 2,916

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,087)	(28)	(2,903)	(88)
Total realized gain (loss) on investments
and capital gains distributions	1,785	126	4,924	126
Net unrealized appreciation (depreciation)
of investments	3,712	(2,310)	(5,414)	(205)
Net increase (decrease) in net assets from operations	4,410	(2,212)	(3,393)	(167)
Changes from principal transactions:
Premiums	733	68,220	109,305	872
Surrenders and withdrawals	6,060	33,534	82,850	5,448
Benefit payments	(213)	-	(3,427)	(48)
Transfers between Divisions
(including fixed account), net	(8)	(1)	48	(1)
Increase (decrease) in net assets derived from
principal transactions	6,572	101,753	188,776	6,271
Total increase (decrease) in net assets	10,982	99,541	185,383	6,104
Net assets at December 31, 2007	47,072	99,541	342,076	9,020

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(842)	(389)	2,763	25
Total realized gain (loss) on investments
and capital gains distributions	2,873	(7,459)	(5,413)	(547)
Net unrealized appreciation (depreciation)
of investments	(20,323)	(76,000)	(125,039)	(2,514)
Net increase (decrease) in net assets from operations	(18,292)	(83,848)	(127,689)	(3,036)
Changes from principal transactions:
Premiums	224	112,585	71,357	186
Death Benefits	(400)	(668)	(4,670)	(22)
Surrenders and withdrawals	(3,226)	3,132	6,955	(293)
Transfers between Divisions
(including fixed account), net	9	7	388	(3)
Increase (decrease) in net assets derived from
principal transactions	(3,393)	115,056	74,030	(132)
Total increase (decrease) in net assets	(21,685)	31,208	(53,659)	(3,168)
Net assets at December 31, 2008	$ 25,387	$ 130,749	$ 288,417	$ 5,852

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Franklin
		Templeton
	ING Franklin	Founding	ING Global	ING Global
	Mutual Shares	Strategy	Real Estate	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ -	$ -	$ 76,113	$ 1,807

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,728)	(3,032)	1,025	4
Total realized gain (loss) on investments
and capital gains distributions	2	(165)	5,763	116
Net unrealized appreciation (depreciation)
of investments	(455)	(10,625)	(23,323)	(481)
Net increase (decrease) in net assets from operations	(2,181)	(13,822)	(16,535)	(361)
Changes from principal transactions:
Premiums	53,844	408,324	65,604	780
Surrenders and withdrawals	148,367	126,300	20,835	509
Benefit payments	(623)	(178)	(633)	-
Transfers between Divisions
(including fixed account), net	78	(34)	11	1
Increase (decrease) in net assets derived from
principal transactions	201,666	534,412	85,817	1,290
Total increase (decrease) in net assets	199,485	520,590	69,282	929
Net assets at December 31, 2007	199,485	520,590	145,395	2,736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,201	(16,020)	(3,367)	(61)
Total realized gain (loss) on investments
and capital gains distributions	(6,659)	(5,642)	(9,292)	(169)
Net unrealized appreciation (depreciation)
of investments	(82,809)	(305,460)	(69,097)	(1,052)
Net increase (decrease) in net assets from operations	(87,267)	(327,122)	(81,756)	(1,282)
Changes from principal transactions:
Premiums	42,441	378,301	44,889	38
Death Benefits	(2,111)	(4,052)	(1,440)	(45)
Surrenders and withdrawals	(6,388)	115,827	11,290	248
Transfers between Divisions
(including fixed account), net	154	475	172	-
Increase (decrease) in net assets derived from
principal transactions	34,096	490,551	54,911	241
Total increase (decrease) in net assets	(53,171)	163,429	(26,845)	(1,041)
Net assets at December 31, 2008	$ 146,314	$ 684,019	$ 118,550	$ 1,695

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING Global	ING Global	ING Global	ING Global
	Resources	Resources	Technology	Technology
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ 529,809	$ 31,781	$ 80,357	$ 6,829

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,135)	(895)	(2,120)	(167)
Total realized gain (loss) on investments
and capital gains distributions	95,240	5,560	2,637	174
Net unrealized appreciation (depreciation)
of investments	83,891	4,867	4,125	414
Net increase (decrease) in net assets from operations	164,996	9,532	4,642	421
Changes from principal transactions:
Premiums	117,060	964	18,087	195
Surrenders and withdrawals	21,380	(961)	27,350	(116)
Benefit payments	(5,246)	(141)	(872)	(32)
Transfers between Divisions
(including fixed account), net	48	(6)	(7)	(1)
Increase (decrease) in net assets derived from
principal transactions	133,242	(144)	44,558	46
Total increase (decrease) in net assets	298,238	9,388	49,200	467
Net assets at December 31, 2007	828,047	41,169	129,557	7,296

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,155)	(428)	(788)	(48)
Total realized gain (loss) on investments
and capital gains distributions	157,644	7,343	(3,918)	(20)
Net unrealized appreciation (depreciation)
of investments	(567,168)	(24,926)	(5,882)	(524)
Net increase (decrease) in net assets from operations	(414,679)	(18,011)	(10,588)	(592)
Changes from principal transactions:
Premiums	151,559	728	7,057	12
Death Benefits	(6,652)	(251)	(253)	-
Surrenders and withdrawals	(11,801)	(1,108)	(125,776)	(6,716)
Transfers between Divisions
(including fixed account), net	527	4	3	-
Increase (decrease) in net assets derived from
principal transactions	133,633	(627)	(118,969)	(6,704)
Total increase (decrease) in net assets	(281,046)	(18,638)	(129,557)	(7,296)
Net assets at December 31, 2008	$ 547,001	$ 22,531	$ -	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING	ING
	International	International
	Growth	Growth	ING Janus	ING Janus
	Opportunities	Opportunities	Contrarian	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ 155,944	$ 10,449	$ 149,666	$ 7,234

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,217)	(154)	(11,775)	(722)
Total realized gain (loss) on investments
and capital gains distributions	36,139	2,299	27,504	2,074
Net unrealized appreciation (depreciation)
of investments	(12,310)	(598)	37,721	1,190
Net increase (decrease) in net assets from operations	22,612	1,547	53,450	2,542
Changes from principal transactions:
Premiums	76	2	104,170	863
Surrenders and withdrawals	(33,044)	(1,113)	481,718	28,911
Benefit payments	(3,233)	(54)	(4,382)	(127)
Transfers between Divisions
(including fixed account), net	23	(8)	(7)	(10)
Increase (decrease) in net assets derived from
principal transactions	(36,178)	(1,173)	581,499	29,637
Total increase (decrease) in net assets	(13,566)	374	634,949	32,179
Net assets at December 31, 2007	142,378	10,823	784,615	39,413

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(851)	(126)	(11,329)	(689)
Total realized gain (loss) on investments
and capital gains distributions	21,250	1,765	75,912	3,638
Net unrealized appreciation (depreciation)
of investments	(87,278)	(7,142)	(482,952)	(22,459)
Net increase (decrease) in net assets from operations	(66,879)	(5,503)	(418,369)	(19,510)
Changes from principal transactions:
Premiums	12	-	108,758	282
Death Benefits	(2,214)	(26)	(8,543)	(390)
Surrenders and withdrawals	(20,283)	(841)	(59,259)	(1,044)
Transfers between Divisions
(including fixed account), net	155	(2)	771	(6)
Increase (decrease) in net assets derived from
principal transactions	(22,330)	(869)	41,727	(1,158)
Total increase (decrease) in net assets	(89,209)	(6,372)	(376,642)	(20,668)
Net assets at December 31, 2008	$ 53,169	$ 4,451	$ 407,973	$ 18,745

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING JPMorgan	ING JPMorgan
	Emerging	Emerging	ING JPMorgan ING JPMorgan
	Markets Equity	Markets Equity	Small Cap Core	Small Cap Core
	Portfolio -	Portfolio -	Equity Portfolio	Equity Portfolio
	Adviser Class	Service Class	- Service Class	- Service 2 Class
Net assets at January 1, 2007	$ 35,277	$ 502,767	$ 239,483	$ 54,102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(620)	(7,770)	(5,372)	(1,367)
Total realized gain (loss) on investments
and capital gains distributions	2,999	48,390	24,472	4,862
Net unrealized appreciation (depreciation)
of investments	9,866	148,973	(29,037)	(5,755)
Net increase (decrease) in net assets from operations	12,245	189,593	(9,937)	(2,260)
Changes from principal transactions:
Premiums	1,489	125,911	40,480	857
Surrenders and withdrawals	(958)	54,416	(31,253)	(1,226)
Benefit payments	(224)	(5,565)	(2,366)	(503)
Transfers between Divisions
(including fixed account), net	(16)	228	(20)	(11)
Increase (decrease) in net assets derived from
principal transactions	291	174,990	6,841	(883)
Total increase (decrease) in net assets	12,536	364,583	(3,096)	(3,143)
Net assets at December 31, 2007	47,813	867,350	236,387	50,959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(152)	835	(3,686)	(992)
Total realized gain (loss) on investments
and capital gains distributions	5,170	97,310	11,625	4,188
Net unrealized appreciation (depreciation)
of investments	(29,383)	(565,466)	(73,261)	(18,127)
Net increase (decrease) in net assets from operations	(24,365)	(467,321)	(65,322)	(14,931)
Changes from principal transactions:
Premiums	424	133,882	9,101	64
Death Benefits	(372)	(6,376)	(1,567)	(164)
Surrenders and withdrawals	(2,816)	(113,007)	(52,474)	(5,944)
Transfers between Divisions
(including fixed account), net	2	340	198	24
Increase (decrease) in net assets derived from
principal transactions	(2,762)	14,839	(44,742)	(6,020)
Total increase (decrease) in net assets	(27,127)	(452,482)	(110,064)	(20,951)
Net assets at December 31, 2008	$ 20,686	$ 414,868	$ 126,323	$ 30,008

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING JPMorgan	ING JPMorgan
	Value	Value	ING Julius Baer	ING Julius Baer
	Opportunities	Opportunities	Foreign	Foreign
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ 69,946	$ 1,710	$ 630,618	$ 64,469

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(398)	(23)	(16,720)	(1,749)
Total realized gain (loss) on investments
and capital gains distributions	11,044	216	78,973	6,978
Net unrealized appreciation (depreciation)
of investments	(11,103)	(246)	31,339	3,452
Net increase (decrease) in net assets from operations	(457)	(53)	93,592	8,681
Changes from principal transactions:
Premiums	3,373	47	177,018	2,735
Surrenders and withdrawals	(30,858)	(31)	12,612	(1,023)
Benefit payments	(542)	-	(5,418)	(602)
Transfers between Divisions
(including fixed account), net	8	1	(29)	(13)
Increase (decrease) in net assets derived from
principal transactions	(28,019)	17	184,183	1,097
Total increase (decrease) in net assets	(28,476)	(36)	277,775	9,778
Net assets at December 31, 2007	41,470	1,674	908,393	74,247

Increase (decrease) in net assets
Operations:
Net investment income (loss)	272	-	(17,585)	(1,529)
Total realized gain (loss) on investments
and capital gains distributions	491	78	95,942	7,609
Net unrealized appreciation (depreciation)
of investments	(15,071)	(617)	(497,266)	(39,130)
Net increase (decrease) in net assets from operations	(14,308)	(539)	(418,909)	(33,050)
Changes from principal transactions:
Premiums	198	-	133,540	527
Death Benefits	(991)	(11)	(6,321)	(565)
Surrenders and withdrawals	(8,243)	(434)	(118,122)	(2,203)
Transfers between Divisions
(including fixed account), net	98	-	688	(1)
Increase (decrease) in net assets derived from
principal transactions	(8,938)	(445)	9,785	(2,242)
Total increase (decrease) in net assets	(23,246)	(984)	(409,124)	(35,292)
Net assets at December 31, 2008	$ 18,224	$ 690	$ 499,269	$ 38,955

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

			ING LifeStyle	ING LifeStyle
	ING Legg	ING Legg	Aggressive	Aggressive
	Mason Value	Mason Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ 419,720	$ 29,989	$ 1,135,564	$ 2,529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,647)	(700)	(23,764)	(59)
Total realized gain (loss) on investments
and capital gains distributions	25,816	1,295	62,660	221
Net unrealized appreciation (depreciation)
of investments	(47,024)	(2,876)	(34,818)	(180)
Net increase (decrease) in net assets from operations	(29,855)	(2,281)	4,078	(18)
Changes from principal transactions:
Premiums	28,936	392	239,353	120
Surrenders and withdrawals	(62,050)	(2,412)	(42,652)	1,696
Benefit payments	(4,092)	(313)	(10,423)	-
Transfers between Divisions
(including fixed account), net	38	39	(24)	1
Increase (decrease) in net assets derived from
principal transactions	(37,168)	(2,294)	186,254	1,817
Total increase (decrease) in net assets	(67,023)	(4,575)	190,332	1,799
Net assets at December 31, 2007	352,697	25,414	1,325,896	4,328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,239)	(439)	(9,869)	(31)
Total realized gain (loss) on investments
and capital gains distributions	47,518	2,995	117,341	193
Net unrealized appreciation (depreciation)
of investments	(219,795)	(15,817)	(678,526)	(2,130)
Net increase (decrease) in net assets from operations	(177,516)	(13,261)	(571,054)	(1,968)
Changes from principal transactions:
Premiums	7,812	62	121,061	24
Death Benefits	(3,753)	(142)	(10,495)	-
Surrenders and withdrawals	(52,365)	(2,380)	(115,510)	381
Transfers between Divisions
(including fixed account), net	177	15	754	(1)
Increase (decrease) in net assets derived from
principal transactions	(48,129)	(2,445)	(4,190)	404
Total increase (decrease) in net assets	(225,645)	(15,706)	(575,244)	(1,564)
Net assets at December 31, 2008	$ 127,052	$ 9,708	$ 750,652	$ 2,764

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

				ING LifeStyle
	ING LifeStyle	ING LifeStyle	ING LifeStyle	Moderate
	Conservative	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2007	$ -	$ 2,719,322	$ 8,291	$ 2,131,406

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(47,888)	(162)	(27,263)
Total realized gain (loss) on investments
and capital gains distributions	-	90,575	453	64,587
Net unrealized appreciation (depreciation)
of investments	-	(22,052)	(235)	6,214
Net increase (decrease) in net assets from operations	-	20,635	56	43,538
Changes from principal transactions:
Premiums	-	1,177,534	2,042	787,313
Surrenders and withdrawals	-	(21,042)	2,028	14,453
Benefit payments	-	(22,170)	(130)	(22,819)
Transfers between Divisions
(including fixed account), net	-	128	(1)	64
Increase (decrease) in net assets derived from
principal transactions	-	1,134,450	3,939	779,011
Total increase (decrease) in net assets	-	1,155,085	3,995	822,549
Net assets at December 31, 2007	-	3,874,407	12,286	2,953,955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(571)	(28,650)	(117)	(12,154)
Total realized gain (loss) on investments
and capital gains distributions	(189)	223,784	591	138,281
Net unrealized appreciation (depreciation)
of investments	699	(1,870,893)	(5,865)	(1,253,846)
Net increase (decrease) in net assets from operations	(61)	(1,675,759)	(5,391)	(1,127,719)
Changes from principal transactions:
Premiums	23,180	974,517	61	727,288
Death Benefits	(41)	(26,560)	(75)	(34,186)
Surrenders and withdrawals	104,743	(225,129)	2,684	(88,972)
Transfers between Divisions
(including fixed account), net	13	2,516	8	2,364
Increase (decrease) in net assets derived from
principal transactions	127,895	725,344	2,678	606,494
Total increase (decrease) in net assets	127,834	(950,415)	(2,713)	(521,225)
Net assets at December 31, 2008	$ 127,834	$ 2,923,992	$ 9,573	$ 2,432,730

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING LifeStyle
	Moderate	ING LifeStyle	ING LifeStyle	ING Limited
	Growth	Moderate	Moderate	Maturity Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2007	$ 5,180	$ 903,677	$ 7,718	$ 216,291

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(122)	(8,456)	(92)	408
Total realized gain (loss) on investments
and capital gains distributions	341	31,654	444	(2,858)
Net unrealized appreciation (depreciation)
of investments	(212)	2,555	(178)	9,780
Net increase (decrease) in net assets from operations	7	25,753	174	7,330
Changes from principal transactions:
Premiums	2,287	283,841	592	124
Surrenders and withdrawals	8,836	94,425	5,128	(41,957)
Benefit payments	-	(17,481)	-	(5,358)
Transfers between Divisions
(including fixed account), net	(2)	399	(3)	36
Increase (decrease) in net assets derived from
principal transactions	11,121	361,184	5,717	(47,155)
Total increase (decrease) in net assets	11,128	386,937	5,891	(39,825)
Net assets at December 31, 2007	16,308	1,290,614	13,609	176,466

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(86)	(5,712)	(83)	7,130
Total realized gain (loss) on investments
and capital gains distributions	110	49,634	(336)	(1,888)
Net unrealized appreciation (depreciation)
of investments	(5,855)	(520,340)	(4,334)	(8,045)
Net increase (decrease) in net assets from operations	(5,831)	(476,418)	(4,753)	(2,803)
Changes from principal transactions:
Premiums	87	379,139	175	31
Death Benefits	(268)	(18,641)	(106)	(5,887)
Surrenders and withdrawals	849	225,380	2,392	(37,504)
Transfers between Divisions
(including fixed account), net	8	1,332	(3)	92
Increase (decrease) in net assets derived from
principal transactions	676	587,210	2,458	(43,268)
Total increase (decrease) in net assets	(5,155)	110,792	(2,295)	(46,071)
Net assets at December 31, 2008	$ 11,153	$ 1,401,406	$ 11,314	$ 130,395

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

			ING Lord	ING Lord
			Abbett	Abbett
	ING Liquid	ING Liquid	Affiliated	Affiliated
	Assets Portfolio	Assets Portfolio	Portfolio -	Portfolio -
	- Service Class	- Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ 710,117	$ 15,430	$ 155,652	$ 3,685

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18,376)	(604)	(657)	(29)
Total realized gain (loss) on investments
and capital gains distributions	-	-	11,917	201
Net unrealized appreciation (depreciation)
of investments	-	-	(7,851)	(104)
Net increase (decrease) in net assets from operations	(18,376)	(604)	3,409	68
Changes from principal transactions:
Premiums	494,064	612	4,042	85
Surrenders and withdrawals	(116,872)	8,784	(39,694)	(379)
Benefit payments	(20,192)	(4)	(1,409)	(29)
Transfers between Divisions
(including fixed account), net	1,277	(5)	6	(2)
Increase (decrease) in net assets derived from
principal transactions	358,277	9,387	(37,055)	(325)
Total increase (decrease) in net assets	339,901	8,783	(33,646)	(257)
Net assets at December 31, 2007	1,050,018	24,213	122,006	3,428

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41,481)	(1,686)	201	(6)
Total realized gain (loss) on investments
and capital gains distributions	-	-	16,416	344
Net unrealized appreciation (depreciation)
of investments	-	-	(57,280)	(1,577)
Net increase (decrease) in net assets from operations	(41,481)	(1,686)	(40,663)	(1,239)
Changes from principal transactions:
Premiums	735,356	53	31	-
Death Benefits	(36,720)	(242)	(1,707)	(26)
Surrenders and withdrawals	617,174	33,949	(21,124)	(273)
Transfers between Divisions
(including fixed account), net	7,120	1	68	2
Increase (decrease) in net assets derived from
principal transactions	1,322,930	33,761	(22,732)	(297)
Total increase (decrease) in net assets	1,281,449	32,075	(63,395)	(1,536)
Net assets at December 31, 2008	$ 2,331,467	$ 56,288	$ 58,611	$ 1,892

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

			ING Marsico
	ING Marsico	ING Marsico	International
	Growth	Growth	Opportunities	ING MFS Total
	Portfolio -	Portfolio -	Portfolio -	Return Portfolio
	Service Class	Service 2 Class	Service Class	- Service Class
Net assets at January 1, 2007	$ 732,265	$ 24,784	$ 179,220	$ 1,227,770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,711)	(632)	(2,718)	9,168
Total realized gain (loss) on investments
and capital gains distributions	59,940	1,091	25,222	83,426
Net unrealized appreciation (depreciation)
of investments	36,011	2,297	11,924	(66,389)
Net increase (decrease) in net assets from operations	81,240	2,756	34,428	26,205
Changes from principal transactions:
Premiums	44,055	603	44,830	56,305
Surrenders and withdrawals	(84,479)	(1,496)	38,034	(173,300)
Benefit payments	(15,477)	(196)	(1,566)	(22,415)
Transfers between Divisions
(including fixed account), net	590	(5)	10	216
Increase (decrease) in net assets derived from
principal transactions	(55,311)	(1,094)	81,308	(139,194)
Total increase (decrease) in net assets	25,929	1,662	115,736	(112,989)
Net assets at December 31, 2007	758,194	26,446	294,956	1,114,781

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,204)	(460)	(3,203)	35,236
Total realized gain (loss) on investments
and capital gains distributions	41,314	574	29,184	79,731
Net unrealized appreciation (depreciation)
of investments	(328,018)	(10,684)	(190,583)	(364,961)
Net increase (decrease) in net assets from operations	(295,908)	(10,570)	(164,602)	(249,994)
Changes from principal transactions:
Premiums	40,933	68	51,626	58,464
Death Benefits	(12,388)	(178)	(2,348)	(19,652)
Surrenders and withdrawals	(94,435)	(1,488)	(19,640)	(163,640)
Transfers between Divisions
(including fixed account), net	1,040	(1)	199	780
Increase (decrease) in net assets derived from
principal transactions	(64,850)	(1,599)	29,837	(124,048)
Total increase (decrease) in net assets	(360,758)	(12,169)	(134,765)	(374,042)
Net assets at December 31, 2008	$ 397,436	$ 14,277	$ 160,191	$ 740,739

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

		ING MFS	ING Mid Cap	ING Mid Cap
	ING MFS Total	Utilities	Growth	Growth
	Return Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service Class	Service Class 2
Net assets at January 1, 2007	$ 52,787	$ 264,982	$ 473,531	$ 19,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	177	(5,724)	(8,624)	(475)
Total realized gain (loss) on investments
and capital gains distributions	3,914	35,665	45,430	651
Net unrealized appreciation (depreciation)
of investments	(3,319)	45,230	(37,664)	(407)
Net increase (decrease) in net assets from operations	772	75,171	(858)	(231)
Changes from principal transactions:
Premiums	848	92,266	4,388	327
Surrenders and withdrawals	(4,733)	69,950	(92,081)	(1,774)
Benefit payments	(299)	(2,711)	(7,528)	(121)
Transfers between Divisions
(including fixed account), net	(9)	46	109	-
Increase (decrease) in net assets derived from
principal transactions	(4,193)	159,551	(95,112)	(1,568)
Total increase (decrease) in net assets	(3,421)	234,722	(95,970)	(1,799)
Net assets at December 31, 2007	49,366	499,704	377,561	17,919

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,231	4,391	(1,968)	(117)
Total realized gain (loss) on investments
and capital gains distributions	2,822	69,437	79,571	732
Net unrealized appreciation (depreciation)
of investments	(15,324)	(304,761)	(113,766)	(2,364)
Net increase (decrease) in net assets from operations	(11,271)	(230,933)	(36,163)	(1,749)
Changes from principal transactions:
Premiums	102	108,682	34	-
Death Benefits	(403)	(5,263)	(2,238)	(205)
Surrenders and withdrawals	(5,094)	(24,774)	(339,431)	(15,968)
Transfers between Divisions
(including fixed account), net	5	409	237	3
Increase (decrease) in net assets derived from
principal transactions	(5,390)	79,054	(341,398)	(16,170)
Total increase (decrease) in net assets	(16,661)	(151,879)	(377,561)	(17,919)
Net assets at December 31, 2008	$ 32,705	$ 347,825	$ -	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Multi-	ING
	Manager	Oppenheimer	ING	ING
	International	Active Asset	Oppenheimer	Oppenheimer
	Small Cap	Allocation	Main Street	Main Street
	Portfolio -	Portfolio -	Portfolio® -	Portfolio® -
	Class S	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ -	$ -	$ 435,688	$ 5,158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(3,928)	(79)
Total realized gain (loss) on investments
and capital gains distributions	-	-	35,251	267
Net unrealized appreciation (depreciation)
of investments	-	-	(19,974)	(83)
Net increase (decrease) in net assets from operations	-	-	11,349	105
Changes from principal transactions:
Premiums	-	-	13,517	151
Surrenders and withdrawals	-	-	(72,242)	(551)
Benefit payments	-	-	(9,061)	-
Transfers between Divisions
(including fixed account), net	-	-	53	(2)
Increase (decrease) in net assets derived from
principal transactions	-	-	(67,733)	(402)
Total increase (decrease) in net assets	-	-	(56,384)	(297)
Net assets at December 31, 2007	-	-	379,304	4,861

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	22	1,553	(12)
Total realized gain (loss) on investments
and capital gains distributions	(652)	-	17,421	94
Net unrealized appreciation (depreciation)
of investments	(852)	25	(159,619)	(1,955)
Net increase (decrease) in net assets from operations	(1,534)	47	(140,645)	(1,873)
Changes from principal transactions:
Premiums	2,385	2,909	9,761	26
Death Benefits	(3)	-	(6,932)	(41)
Surrenders and withdrawals	1,788	515	(46,260)	(340)
Transfers between Divisions
(including fixed account), net	-	-	236	-
Increase (decrease) in net assets derived from
principal transactions	4,170	3,424	(43,195)	(355)
Total increase (decrease) in net assets	2,636	3,471	(183,840)	(2,228)
Net assets at December 31, 2008	$ 2,636	$ 3,471	$ 195,464	$ 2,633

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO
	Core Bond	Core Bond	High Yield	ING Pioneer
	Portfolio -	Portfolio -	Portfolio -	Fund Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class
Net assets at January 1, 2007	$ 629,159	$ 41,970	$ 649,202	$ 98,275

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,855	404	28,929	(1,171)
Total realized gain (loss) on investments
and capital gains distributions	3,259	120	4,282	6,641
Net unrealized appreciation (depreciation)
of investments	39,023	2,173	(30,644)	(2,725)
Net increase (decrease) in net assets from operations	50,137	2,697	2,567	2,745
Changes from principal transactions:
Premiums	210,870	438	42,149	10,637
Surrenders and withdrawals	83,660	3,132	(111,114)	(20,692)
Benefit payments	(10,536)	(569)	(8,402)	(1,194)
Transfers between Divisions
(including fixed account), net	39	(9)	105	1
Increase (decrease) in net assets derived from
principal transactions	284,033	2,992	(77,262)	(11,248)
Total increase (decrease) in net assets	334,170	5,689	(74,695)	(8,503)
Net assets at December 31, 2007	963,329	47,659	574,507	89,772

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,065	248	29,128	311
Total realized gain (loss) on investments
and capital gains distributions	26,706	971	(28,548)	3,267
Net unrealized appreciation (depreciation)
of investments	(24,763)	(534)	(119,890)	(32,243)
Net increase (decrease) in net assets from operations	18,008	685	(119,310)	(28,665)
Changes from principal transactions:
Premiums	544,471	530	12,172	3,746
Death Benefits	(19,557)	(548)	(8,960)	(590)
Surrenders and withdrawals	604,672	13,059	(132,629)	(18,609)
Transfers between Divisions
(including fixed account), net	1,351	18	384	73
Increase (decrease) in net assets derived from
principal transactions	1,130,937	13,059	(129,033)	(15,380)
Total increase (decrease) in net assets	1,148,945	13,744	(248,343)	(44,045)
Net assets at December 31, 2008	$ 2,112,274	$ 61,403	$ 326,164	$ 45,727

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

		ING T. Rowe	ING T. Rowe
	ING Pioneer	Price Capital	Price Capital	ING T. Rowe
	Mid Cap Value	Appreciation	Appreciation	Price Equity
	Portfolio -	Portfolio -	Portfolio -	Income Portfolio
	Service Class	Service Class	Service 2 Class	- Service Class
Net assets at January 1, 2007	$ 627,662	$ 2,587,523	$ 115,607	$ 1,025,488

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,046)	(9,555)	(946)	(7,686)
Total realized gain (loss) on investments
and capital gains distributions	44,941	309,725	14,745	74,008
Net unrealized appreciation (depreciation)
of investments	(13,818)	(245,301)	(11,696)	(55,478)
Net increase (decrease) in net assets from operations	19,077	54,869	2,103	10,844
Changes from principal transactions:
Premiums	70,735	353,350	1,689	65,288
Surrenders and withdrawals	(63,793)	(257,732)	(7,044)	(143,016)
Benefit payments	(4,768)	(31,204)	(519)	(13,286)
Transfers between Divisions
(including fixed account), net	(28)	68	(25)	186
Increase (decrease) in net assets derived from
principal transactions	2,146	64,482	(5,899)	(90,828)
Total increase (decrease) in net assets	21,223	119,351	(3,796)	(79,984)
Net assets at December 31, 2007	648,885	2,706,874	111,811	945,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,246)	47,843	1,006	14,583
Total realized gain (loss) on investments
and capital gains distributions	26,099	266,409	8,218	66,730
Net unrealized appreciation (depreciation)
of investments	(282,330)	(1,115,753)	(40,232)	(417,963)
Net increase (decrease) in net assets from operations	(260,477)	(801,501)	(31,008)	(336,650)
Changes from principal transactions:
Premiums	38,279	347,161	535	51,317
Death Benefits	(6,276)	(35,146)	(486)	(11,855)
Surrenders and withdrawals	73,101	(257,446)	(11,331)	(95,089)
Transfers between Divisions
(including fixed account), net	687	2,090	8	733
Increase (decrease) in net assets derived from
principal transactions	105,791	56,659	(11,274)	(54,894)
Total increase (decrease) in net assets	(154,686)	(744,842)	(42,282)	(391,544)
Net assets at December 31, 2008	$ 494,199	$ 1,962,032	$ 69,529	$ 553,960

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING T. Rowe	ING Templeton	ING Templeton	ING UBS U.S.
	Price Equity	Global Growth	Global Growth	Allocation
	Income Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2007	$ 36,444	$ 466,167	$ 8,479	$ 103,723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(418)	(4,928)	(138)	(105)
Total realized gain (loss) on investments
and capital gains distributions	2,495	27,223	488	12,041
Net unrealized appreciation (depreciation)
of investments	(1,826)	(20,872)	(368)	(11,739)
Net increase (decrease) in net assets from operations	251	1,423	(18)	197
Changes from principal transactions:
Premiums	595	54,677	383	36
Surrenders and withdrawals	(2,327)	(68,290)	(666)	(18,225)
Benefit payments	(246)	(6,221)	(6)	(1,241)
Transfers between Divisions
(including fixed account), net	(3)	316	(3)	(11)
Increase (decrease) in net assets derived from
principal transactions	(1,981)	(19,518)	(292)	(19,441)
Total increase (decrease) in net assets	(1,730)	(18,095)	(310)	(19,244)
Net assets at December 31, 2007	34,714	448,072	8,169	84,479

Increase (decrease) in net assets
Operations:
Net investment income (loss)	354	(3,928)	(108)	1,692
Total realized gain (loss) on investments
and capital gains distributions	2,322	23,014	373	2,320
Net unrealized appreciation (depreciation)
of investments	(15,168)	(192,003)	(3,147)	(8,827)
Net increase (decrease) in net assets from operations	(12,492)	(172,917)	(2,882)	(4,815)
Changes from principal transactions:
Premiums	154	24,014	76	15
Death Benefits	(113)	(5,219)	(21)	(248)
Surrenders and withdrawals	(2,123)	(59,735)	(1,604)	(79,442)
Transfers between Divisions
(including fixed account), net	20	225	-	11
Increase (decrease) in net assets derived from
principal transactions	(2,062)	(40,715)	(1,549)	(79,664)
Total increase (decrease) in net assets	(14,554)	(213,632)	(4,431)	(84,479)
Net assets at December 31, 2008	$ 20,160	$ 234,440	$ 3,738	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING UBS U.S.	Kampen Capital	Kampen Capital	Kampen Global
	Allocation	Growth	Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2007	$ 5,333	$ 56,357	$ 13,405	$ 308,178

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	(1,295)	(345)	(7,821)
Total realized gain (loss) on investments
and capital gains distributions	553	6,110	1,126	32,575
Net unrealized appreciation (depreciation)
of investments	(539)	4,882	1,534	(2,719)
Net increase (decrease) in net assets from operations	(18)	9,697	2,315	22,035
Changes from principal transactions:
Premiums	(2)	1,552	121	57,919
Surrenders and withdrawals	(738)	(12,667)	(1,384)	(45,318)
Benefit payments	-	(698)	-	(3,178)
Transfers between Divisions
(including fixed account), net	(1)	(8)	(2)	(5)
Increase (decrease) in net assets derived from
principal transactions	(741)	(11,821)	(1,265)	9,418
Total increase (decrease) in net assets	(759)	(2,124)	1,050	31,453
Net assets at December 31, 2007	4,574	54,233	14,455	339,631

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87	(3,132)	(101)	(1,327)
Total realized gain (loss) on investments
and capital gains distributions	(114)	2,535	2,823	27,416
Net unrealized appreciation (depreciation)
of investments	(244)	(105,018)	(3,582)	(126,436)
Net increase (decrease) in net assets from operations	(271)	(105,615)	(860)	(100,347)
Changes from principal transactions:
Premiums	-	6,646	14	30,043
Death Benefits	(7)	(1,161)	(12)	(1,843)
Surrenders and withdrawals	(4,296)	156,622	(13,585)	(52,106)
Transfers between Divisions
(including fixed account), net	-	112	-	269
Increase (decrease) in net assets derived from
principal transactions	(4,303)	162,219	(13,583)	(23,637)
Total increase (decrease) in net assets	(4,574)	56,604	(14,443)	(123,984)
Net assets at December 31, 2008	$ -	$ 110,837	$ 12	$ 215,647

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Van
	ING Van	Kampen Global	ING Van	ING Van
	Kampen Global	Tactical Asset	Kampen	Kampen
	Franchise	Allocation	Growth and	Growth and
	Portfolio -	Portfolio -	Income Portfolio	Income Portfolio
	Service 2 Class	Service Class	- Service Class	- Service 2 Class
Net assets at January 1, 2007	$ 84,046	$ -	$ 851,385	$ 80,594

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,153)	-	(3,783)	(881)
Total realized gain (loss) on investments
and capital gains distributions	5,461	-	72,861	7,511
Net unrealized appreciation (depreciation)
of investments	2,458	-	(61,555)	(6,569)
Net increase (decrease) in net assets from operations	5,766	-	7,523	61
Changes from principal transactions:
Premiums	1,827	-	35,284	1,121
Surrenders and withdrawals	(4,385)	-	(139,852)	(4,320)
Benefit payments	(438)	-	(15,177)	(385)
Transfers between Divisions
(including fixed account), net	(22)	-	42	24
Increase (decrease) in net assets derived from
principal transactions	(3,018)	-	(119,703)	(3,560)
Total increase (decrease) in net assets	2,748	-	(112,180)	(3,499)
Net assets at December 31, 2007	86,794	-	739,205	77,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(608)	(6)	10,132	533
Total realized gain (loss) on investments
and capital gains distributions	7,589	(39)	35,543	5,421
Net unrealized appreciation (depreciation)
of investments	(32,223)	101	(274,166)	(30,500)
Net increase (decrease) in net assets from operations	(25,242)	56	(228,491)	(24,546)
Changes from principal transactions:
Premiums	237	1,582	30,636	496
Death Benefits	(643)	-	(14,705)	(415)
Surrenders and withdrawals	(7,921)	1,087	(98,282)	(7,970)
Transfers between Divisions
(including fixed account), net	56	-	593	2
Increase (decrease) in net assets derived from
principal transactions	(8,271)	2,669	(81,758)	(7,887)
Total increase (decrease) in net assets	(33,513)	2,725	(310,249)	(32,433)
Net assets at December 31, 2008	$ 53,281	$ 2,725	$ 428,956	$ 44,662

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING Van			ING VP Index
	Kampen Large	ING Van	ING Van	Plus
	Cap Growth	Kampen Real	Kampen Real	International
	Portfolio -	Estate Portfolio	Estate Portfolio	Equity Portfolio
	Service Class	- Service Class	- Service 2 Class	- Service Class
Net assets at January 1, 2007	$ 185,025	$ 970,402	$ 40,981	$ 32,572

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,855)	(9,042)	(558)	(963)
Total realized gain (loss) on investments
and capital gains distributions	1,259	250,976	6,608	4,798
Net unrealized appreciation (depreciation)
of investments	4,782	(393,403)	(13,709)	(280)
Net increase (decrease) in net assets from operations	2,186	(151,469)	(7,659)	3,555
Changes from principal transactions:
Premiums	4,533	85,266	823	9,158
Surrenders and withdrawals	(29,905)	(317,355)	(3,388)	(4,106)
Benefit payments	(1,229)	(8,036)	(178)	(178)
Transfers between Divisions
(including fixed account), net	33	26	(10)	28
Increase (decrease) in net assets derived from
principal transactions	(26,568)	(240,099)	(2,753)	4,902
Total increase (decrease) in net assets	(24,382)	(391,568)	(10,412)	8,457
Net assets at December 31, 2007	160,643	578,834	30,569	41,029

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(631)	(5,413)	(411)	1,178
Total realized gain (loss) on investments
and capital gains distributions	(3,066)	82,687	4,652	4,668
Net unrealized appreciation (depreciation)
of investments	(5,108)	(269,772)	(15,142)	(21,719)
Net increase (decrease) in net assets from operations	(8,805)	(192,498)	(10,901)	(15,873)
Changes from principal transactions:
Premiums	1,745	10,443	219	1,354
Death Benefits	(770)	(5,616)	(134)	(272)
Surrenders and withdrawals	(152,818)	(120,639)	(3,901)	(9,007)
Transfers between Divisions
(including fixed account), net	5	314	4	18
Increase (decrease) in net assets derived from
principal transactions	(151,838)	(115,498)	(3,812)	(7,907)
Total increase (decrease) in net assets	(160,643)	(307,996)	(14,713)	(23,780)
Net assets at December 31, 2008	$ -	$ 270,838	$ 15,856	$ 17,249

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING VP Index	ING Wells	ING Wells	ING Wells
	Plus	Fargo	Fargo	Fargo Small
	International	Disciplined	Disciplined	Cap Disciplined
	Equity Portfolio	Value Portfolio -	Value Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2007	$ 688	$ 275,268	$ 4,737	$ 24,614

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	(2,158)	(73)	(478)
Total realized gain (loss) on investments
and capital gains distributions	72	28,889	201	1,287
Net unrealized appreciation (depreciation)
of investments	(5)	(37,758)	(402)	(1,634)
Net increase (decrease) in net assets from operations	44	(11,027)	(274)	(825)
Changes from principal transactions:
Premiums	40	2,680	52	3,124
Surrenders and withdrawals	87	(52,671)	(362)	(12,520)
Benefit payments	(59)	(6,380)	(21)	(94)
Transfers between Divisions
(including fixed account), net	-	56	-	11
Increase (decrease) in net assets derived from
principal transactions	68	(56,315)	(331)	(9,479)
Total increase (decrease) in net assets	112	(67,342)	(605)	(10,304)
Net assets at December 31, 2007	800	207,926	4,132	14,310

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	2,113	18	(157)
Total realized gain (loss) on investments
and capital gains distributions	93	46,675	200	345
Net unrealized appreciation (depreciation)
of investments	(384)	(67,364)	(623)	(4,172)
Net increase (decrease) in net assets from operations	(277)	(18,576)	(405)	(3,984)
Changes from principal transactions:
Premiums	-	(29)	-	5
Death Benefits	(6)	(3,396)	(11)	(103)
Surrenders and withdrawals	(234)	(186,038)	(3,716)	(3,636)
Transfers between Divisions
(including fixed account), net	1	113	-	2
Increase (decrease) in net assets derived from
principal transactions	(239)	(189,350)	(3,727)	(3,732)
Total increase (decrease) in net assets	(516)	(207,926)	(4,132)	(7,716)
Net assets at December 31, 2008	$ 284	$ -	$ -	$ 6,594

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING Wells		ING American	ING American
	Fargo Small		Century Large	Century Small-
	Cap Disciplined	ING Diversified	Company Value	Mid Cap Value
	Portfolio -	International	Portfolio -	Portfolio -
	Service 2 Class	Fund - Class R	Service Class	Service Class
Net assets at January 1, 2007	$ 1,313	$ 76	$ 775	$ 611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	1	3	(3)
Total realized gain (loss) on investments
and capital gains distributions	53	16	84	100
Net unrealized appreciation (depreciation)
of investments	(86)	20	(100)	(116)
Net increase (decrease) in net assets from operations	(51)	37	(13)	(19)
Changes from principal transactions:
Premiums	4	388	57	170
Surrenders and withdrawals	(624)	(104)	(291)	(243)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1)	1	(1)	-
Increase (decrease) in net assets derived from
principal transactions	(621)	285	(235)	(73)
Total increase (decrease) in net assets	(672)	322	(248)	(92)
Net assets at December 31, 2007	641	398	527	519

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	17	61	(2)
Total realized gain (loss) on investments
and capital gains distributions	52	(4)	134	36
Net unrealized appreciation (depreciation)
of investments	(249)	(181)	(417)	(181)
Net increase (decrease) in net assets from operations	(206)	(168)	(222)	(147)
Changes from principal transactions:
Premiums	-	-	141	99
Death Benefits	-	(12)	-	-
Surrenders and withdrawals	(66)	(37)	(61)	(67)
Transfers between Divisions
(including fixed account), net	-	1	-	-
Increase (decrease) in net assets derived from
principal transactions	(66)	(48)	80	32
Total increase (decrease) in net assets	(272)	(216)	(142)	(115)
Net assets at December 31, 2008	$ 369	$ 182	$ 385	$ 404

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING Baron	ING Columbia
	Small Cap	Small Cap	ING Davis New	ING JPMorgan
	Growth	Value II	York Venture	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 147,898	$ 71,511	$ 92,112	$ 151,961

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,214)	(2,396)	(2,583)	(830)
Total realized gain (loss) on investments
and capital gains distributions	6,003	2,279	1,339	14,517
Net unrealized appreciation (depreciation)
of investments	2,621	(2,362)	1,618	(2,554)
Net increase (decrease) in net assets from operations	4,410	(2,479)	374	11,133
Changes from principal transactions:
Premiums	62,220	54,681	72,963	27,041
Surrenders and withdrawals	27,029	20,848	18,182	(9,472)
Benefit payments	(913)	(496)	(767)	(1,271)
Transfers between Divisions
(including fixed account), net	(14)	33	8	(16)
Increase (decrease) in net assets derived from
principal transactions	88,322	75,066	90,386	16,282
Total increase (decrease) in net assets	92,732	72,587	90,760	27,415
Net assets at December 31, 2007	240,630	144,098	182,872	179,376

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,990)	(3,448)	(3,123)	3,403
Total realized gain (loss) on investments
and capital gains distributions	5,685	(5,329)	215	13,421
Net unrealized appreciation (depreciation)
of investments	(119,270)	(61,222)	(101,313)	(23,980)
Net increase (decrease) in net assets from operations	(118,575)	(69,999)	(104,221)	(7,156)
Changes from principal transactions:
Premiums	55,059	43,380	73,729	7,756
Death Benefits	(2,009)	(1,068)	(1,552)	(475)
Surrenders and withdrawals	2,034	19,602	34,895	(179,497)
Transfers between Divisions
(including fixed account), net	149	77	177	(4)
Increase (decrease) in net assets derived from
principal transactions	55,233	61,991	107,249	(172,220)
Total increase (decrease) in net assets	(63,342)	(8,008)	3,028	(179,376)
Net assets at December 31, 2008	$ 177,288	$ 136,090	$ 185,900	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Legg
		Mason Partners	ING Neuberger	ING Neuberger
	ING JPMorgan	Aggressive	Berman	Berman
	Mid Cap Value	Growth	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 25,829	$ 166,845	$ 174,800	$ 3,112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(292)	(3,875)	(2,783)	(111)
Total realized gain (loss) on investments
and capital gains distributions	2,445	6,867	8,632	582
Net unrealized appreciation (depreciation)
of investments	(1,909)	(9,689)	4,985	(905)
Net increase (decrease) in net assets from operations	244	(6,697)	10,834	(434)
Changes from principal transactions:
Premiums	2,603	12,492	777	5,334
Surrenders and withdrawals	(5,089)	(18,991)	(32,997)	4,922
Benefit payments	(419)	(1,454)	(4,557)	(54)
Transfers between Divisions
(including fixed account), net	(3)	4	26	2
Increase (decrease) in net assets derived from
principal transactions	(2,908)	(7,949)	(36,751)	10,204
Total increase (decrease) in net assets	(2,664)	(14,646)	(25,917)	9,770
Net assets at December 31, 2007	23,165	152,199	148,883	12,882

Increase (decrease) in net assets
Operations:
Net investment income (loss)	333	(3,049)	(2,160)	(97)
Total realized gain (loss) on investments
and capital gains distributions	(450)	2,193	(5,162)	(681)
Net unrealized appreciation (depreciation)
of investments	(12,251)	(56,620)	(61,029)	737
Net increase (decrease) in net assets from operations	(12,368)	(57,476)	(68,351)	(41)
Changes from principal transactions:
Premiums	10,993	4,090	25	1,853
Death Benefits	(411)	(1,289)	(3,114)	(17)
Surrenders and withdrawals	14,247	(18,260)	(19,246)	(14,680)
Transfers between Divisions
(including fixed account), net	38	95	130	3
Increase (decrease) in net assets derived from
principal transactions	24,867	(15,364)	(22,205)	(12,841)
Total increase (decrease) in net assets	12,499	(72,840)	(90,556)	(12,882)
Net assets at December 31, 2008	$ 35,664	$ 79,359	$ 58,327	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

				ING
	ING OpCap	ING	ING	Oppenheimer
	Balanced Value	Oppenheimer	Oppenheimer	Strategic
	Portfolio -	Global Portfolio	Global Portfolio	Income Portfolio
	Service Class	- Initial Class	- Service Class	- Service Class
Net assets at January 1, 2007	$ 731	$ 16,934	$ 108,798	$ 4,165

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(47)	(1,436)	249
Total realized gain (loss) on investments
and capital gains distributions	105	1,747	8,180	37
Net unrealized appreciation (depreciation)
of investments	(135)	(842)	(2,887)	208
Net increase (decrease) in net assets from operations	(28)	858	3,857	494
Changes from principal transactions:
Premiums	194	3	43,187	3,358
Surrenders and withdrawals	(273)	(3,488)	5,573	2,046
Benefit payments	-	-	(1,381)	(17)
Transfers between Divisions
(including fixed account), net	-	-	2	(1)
Increase (decrease) in net assets derived from
principal transactions	(79)	(3,485)	47,381	5,386
Total increase (decrease) in net assets	(107)	(2,627)	51,238	5,880
Net assets at December 31, 2007	624	14,307	160,036	10,045

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	92	76	495
Total realized gain (loss) on investments
and capital gains distributions	(295)	1,069	9,406	33
Net unrealized appreciation (depreciation)
of investments	55	(6,344)	(83,530)	(2,559)
Net increase (decrease) in net assets from operations	(218)	(5,183)	(74,048)	(2,031)
Changes from principal transactions:
Premiums	36	(3)	30,768	2,496
Death Benefits	(17)	(118)	(1,334)	(26)
Surrenders and withdrawals	(427)	(2,395)	(10,145)	(1,598)
Transfers between Divisions
(including fixed account), net	2	3	56	-
Increase (decrease) in net assets derived from
principal transactions	(406)	(2,513)	19,345	872
Total increase (decrease) in net assets	(624)	(7,696)	(54,703)	(1,159)
Net assets at December 31, 2008	$ -	$ 6,611	$ 105,333	$ 8,886

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING PIMCO
	Total Return	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 2,982	$ 3,262	$ 2,527	$ 1,583

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90	(47)	(41)	(39)
Total realized gain (loss) on investments
and capital gains distributions	20	110	94	243
Net unrealized appreciation (depreciation)
of investments	207	27	32	(86)
Net increase (decrease) in net assets from operations	317	90	85	118
Changes from principal transactions:
Premiums	1,184	6,126	4,078	7,364
Surrenders and withdrawals	262	(188)	(182)	(1,312)
Benefit payments	(1)	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	1,445	5,938	3,896	6,052
Total increase (decrease) in net assets	1,762	6,028	3,981	6,170
Net assets at December 31, 2007	4,744	9,290	6,508	7,753

Increase (decrease) in net assets
Operations:
Net investment income (loss)	295	26	(5)	(19)
Total realized gain (loss) on investments
and capital gains distributions	123	270	231	229
Net unrealized appreciation (depreciation)
of investments	(581)	(4,044)	(3,820)	(4,646)
Net increase (decrease) in net assets from operations	(163)	(3,748)	(3,594)	(4,436)
Changes from principal transactions:
Premiums	3,764	7,661	6,839	4,482
Death Benefits	(49)	(12)	-	-
Surrenders and withdrawals	293	(1,942)	(615)	155
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	4,008	5,707	6,224	4,637
Total increase (decrease) in net assets	3,845	1,959	2,630	201
Net assets at December 31, 2008	$ 8,589	$ 11,249	$ 9,138	$ 7,954

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING T. Rowe
			Price Diversified
			Mid Cap	ING T. Rowe
	ING Solution	ING Solution	Growth	Price Growth
	2045 Portfolio -	Income Portfolio	Portfolio -	Equity Portfolio
	Service Class	- Service Class	Service Class	- Service Class
Net assets at January 1, 2007	$ 312	$ 566	$ 2,030	$ 4,288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(8)	(27)	(237)
Total realized gain (loss) on investments
and capital gains distributions	40	13	322	1,461
Net unrealized appreciation (depreciation)
of investments	(11)	76	(52)	(982)
Net increase (decrease) in net assets from operations	23	81	243	242
Changes from principal transactions:
Premiums	682	3,530	1,353	12,298
Surrenders and withdrawals	118	481	(399)	18,993
Benefit payments	-	-	(11)	-
Transfers between Divisions
(including fixed account), net	-	(1)	(1)	2
Increase (decrease) in net assets derived from
principal transactions	800	4,010	942	31,293
Total increase (decrease) in net assets	823	4,091	1,185	31,535
Net assets at December 31, 2007	1,135	4,657	3,215	35,823

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	34	(42)	(352)
Total realized gain (loss) on investments
and capital gains distributions	29	(11)	570	(247)
Net unrealized appreciation (depreciation)
of investments	(729)	(1,126)	(2,542)	(18,202)
Net increase (decrease) in net assets from operations	(704)	(1,103)	(2,014)	(18,801)
Changes from principal transactions:
Premiums	848	3,126	1,941	12,533
Death Benefits	-	(19)	(6)	(60)
Surrenders and withdrawals	(54)	(1,192)	(46)	927
Transfers between Divisions
(including fixed account), net	-	-	-	3
Increase (decrease) in net assets derived from
principal transactions	794	1,915	1,889	13,403
Total increase (decrease) in net assets	90	812	(125)	(5,398)
Net assets at December 31, 2008	$ 1,225	$ 5,469	$ 3,090	$ 30,425

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING Templeton			ING UBS U.S.
	Foreign Equity	ING Thornburg	ING Thornburg	Large Cap
	Portfolio -	Value Portfolio -	Value Portfolio -	Equity Portfolio
	Service Class	Initial Class	Service Class	- Service Class
Net assets at January 1, 2007	$ 25,226	$ 3,324	$ 6,794	$ 22,611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(626)	(38)	(275)	(293)
Total realized gain (loss) on investments
and capital gains distributions	5,650	304	1,028	1,645
Net unrealized appreciation (depreciation)
of investments	160	(91)	214	(1,277)
Net increase (decrease) in net assets from operations	5,184	175	967	75
Changes from principal transactions:
Premiums	40,646	7	3,704	1,885
Surrenders and withdrawals	39,975	(861)	2,060	(10,390)
Benefit payments	(477)	(11)	(63)	(77)
Transfers between Divisions
(including fixed account), net	25	(1)	(2)	-
Increase (decrease) in net assets derived from
principal transactions	80,169	(866)	5,699	(8,582)
Total increase (decrease) in net assets	85,353	(691)	6,666	(8,507)
Net assets at December 31, 2007	110,579	2,633	13,460	14,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(24)	(171)	(59)
Total realized gain (loss) on investments
and capital gains distributions	(11,417)	53	(649)	(386)
Net unrealized appreciation (depreciation)
of investments	(99,767)	(982)	(3,397)	(4,402)
Net increase (decrease) in net assets from operations	(111,194)	(953)	(4,217)	(4,847)
Changes from principal transactions:
Premiums	31,221	1	298	300
Death Benefits	(1,752)	(27)	(24)	(67)
Surrenders and withdrawals	130,775	(461)	(4,571)	(3,347)
Transfers between Divisions
(including fixed account), net	97	-	2	2
Increase (decrease) in net assets derived from
principal transactions	160,341	(487)	(4,295)	(3,112)
Total increase (decrease) in net assets	49,147	(1,440)	(8,512)	(7,959)
Net assets at December 31, 2008	$ 159,726	$ 1,193	$ 4,948	$ 6,145

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING UBS U.S.	ING Van	ING Van	ING Van
	Small Cap	Kampen	Kampen Equity	Kampen Equity
	Growth	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2007	$ 5,004	$ 219,324	$ 3,913	$ 61,397

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(104)	(2,449)	(211)	413
Total realized gain (loss) on investments
and capital gains distributions	364	11,466	174	2,687
Net unrealized appreciation (depreciation)
of investments	(103)	(19,509)	(133)	(2,862)
Net increase (decrease) in net assets from operations	157	(10,492)	(170)	238
Changes from principal transactions:
Premiums	777	25,028	(22,891)	56,424
Surrenders and withdrawals	(3,351)	(9,958)	23,083	(15,742)
Benefit payments	(33)	(1,918)	(402)	(205)
Transfers between Divisions
(including fixed account), net	2	-	9	1
Increase (decrease) in net assets derived from
principal transactions	(2,605)	13,152	(201)	40,478
Total increase (decrease) in net assets	(2,448)	2,660	(371)	40,716
Net assets at December 31, 2007	2,556	221,984	3,542	102,113

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(29)	2,845	(776)	7,219
Total realized gain (loss) on investments
and capital gains distributions	(384)	9,531	148	6,689
Net unrealized appreciation (depreciation)
of investments	182	(93,914)	(1,005)	(61,660)
Net increase (decrease) in net assets from operations	(231)	(81,538)	(1,633)	(47,752)
Changes from principal transactions:
Premiums	1	15,327	(80,169)	115,558
Death Benefits	(6)	(2,007)	(2,070)	-
Surrenders and withdrawals	(2,320)	(18,736)	82,272	7
Transfers between Divisions
(including fixed account), net	-	174	134	-
Increase (decrease) in net assets derived from
principal transactions	(2,325)	(5,242)	167	115,565
Total increase (decrease) in net assets	(2,556)	(86,780)	(1,466)	67,813
Net assets at December 31, 2008	$ -	$ 135,204	$ 2,076	$ 169,926

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic
	Allocation	Allocation	Allocation	ING VP Growth
	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class I
Net assets at January 1, 2007	$ 717	$ 308	$ 693	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	7	2
Total realized gain (loss) on investments
and capital gains distributions	24	22	35	-
Net unrealized appreciation (depreciation)
of investments	4	(17)	(12)	-
Net increase (decrease) in net assets from operations	30	7	30	2
Changes from principal transactions:
Premiums	2,270	139	161	-
Surrenders and withdrawals	(1,569)	-	(23)	148
Benefit payments	(3)	-	-	-
Transfers between Divisions
(including fixed account), net	-	1	1	-
Increase (decrease) in net assets derived from
principal transactions	698	140	139	148
Total increase (decrease) in net assets	728	147	169	150
Net assets at December 31, 2007	1,445	455	862	150

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	8	14	-
Total realized gain (loss) on investments
and capital gains distributions	84	72	52	(1)
Net unrealized appreciation (depreciation)
of investments	(514)	(358)	(343)	(56)
Net increase (decrease) in net assets from operations	(399)	(278)	(277)	(57)
Changes from principal transactions:
Premiums	9,225	335	161	1
Death Benefits	(24)	-	-	-
Surrenders and withdrawals	(9,077)	-	(173)	(4)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	124	335	(12)	(3)
Total increase (decrease) in net assets	(275)	57	(289)	(60)
Net assets at December 31, 2008	$ 1,170	$ 512	$ 573	$ 90

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING VP Growth
	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Series 1	Series 2	Series 3
Net assets at January 1, 2007	$ 4,758	$ 91,376	$ 64,559	$ 68,420

Increase (decrease) in net assets
Operations:
Net investment income (loss)	42	251	416	187
Total realized gain (loss) on investments
and capital gains distributions	213	2,435	1,005	984
Net unrealized appreciation (depreciation)
of investments	43	(1,124)	(14)	401
Net increase (decrease) in net assets from operations	298	1,562	1,407	1,572
Changes from principal transactions:
Premiums	2,396	(106)	(34)	93
Surrenders and withdrawals	(30)	(18,269)	(13,858)	(20,242)
Benefit payments	-	(1,109)	(541)	(462)
Transfers between Divisions
(including fixed account), net	(2)	(2)	(3)	(1)
Increase (decrease) in net assets derived from
principal transactions	2,364	(19,486)	(14,436)	(20,612)
Total increase (decrease) in net assets	2,662	(17,924)	(13,029)	(19,040)
Net assets at December 31, 2007	7,420	73,452	51,530	49,380

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,729	1,443	1,198	(14)
Total realized gain (loss) on investments
and capital gains distributions	(10,390)	(2,654)	(2,843)	2,163
Net unrealized appreciation (depreciation)
of investments	(112,193)	(2,509)	(1,790)	(4,695)
Net increase (decrease) in net assets from operations	(119,854)	(3,720)	(3,435)	(2,546)
Changes from principal transactions:
Premiums	7,206	(191)	(89)	(38)
Death Benefits	(2,091)	(1,041)	(780)	(792)
Surrenders and withdrawals	381,576	(68,577)	(47,391)	(7,220)
Transfers between Divisions
(including fixed account), net	449	77	165	-
Increase (decrease) in net assets derived from
principal transactions	387,140	(69,732)	(48,095)	(8,050)
Total increase (decrease) in net assets	267,286	(73,452)	(51,530)	(10,596)
Net assets at December 31, 2008	$ 274,706	$ -	$ -	$ 38,784

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 4	Series 5	Series 6	Series 7
Net assets at January 1, 2007	$ 49,961	$ 28,664	$ 30,412	$ 22,891

Increase (decrease) in net assets
Operations:
Net investment income (loss)	304	(140)	47	52
Total realized gain (loss) on investments
and capital gains distributions	2,119	1,708	2,009	1,349
Net unrealized appreciation (depreciation)
of investments	(1,606)	(1,500)	(1,723)	(1,071)
Net increase (decrease) in net assets from operations	817	68	333	330
Changes from principal transactions:
Premiums	(30)	(20)	(34)	(22)
Surrenders and withdrawals	(13,747)	(5,081)	(5,650)	(6,709)
Benefit payments	(1,141)	(322)	(113)	(279)
Transfers between Divisions
(including fixed account), net	-	1	(1)	(1)
Increase (decrease) in net assets derived from
principal transactions	(14,918)	(5,422)	(5,798)	(7,011)
Total increase (decrease) in net assets	(14,101)	(5,354)	(5,465)	(6,681)
Net assets at December 31, 2007	35,860	23,310	24,947	16,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	195	(161)	(77)	(41)
Total realized gain (loss) on investments
and capital gains distributions	3,527	2,906	2,948	2,309
Net unrealized appreciation (depreciation)
of investments	(6,328)	(4,867)	(4,865)	(3,389)
Net increase (decrease) in net assets from operations	(2,606)	(2,122)	(1,994)	(1,121)
Changes from principal transactions:
Premiums	(38)	(49)	(43)	(30)
Death Benefits	(453)	(134)	(186)	(267)
Surrenders and withdrawals	(5,783)	(4,074)	(4,016)	(2,844)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(6,274)	(4,257)	(4,245)	(3,141)
Total increase (decrease) in net assets	(8,880)	(6,379)	(6,239)	(4,262)
Net assets at December 31, 2008	$ 26,980	$ 16,931	$ 18,708	$ 11,948

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11
Net assets at January 1, 2007	$ 10,909	$ 10,101	$ 8,614	$ 11,153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	31	(37)	94
Total realized gain (loss) on investments
and capital gains distributions	577	490	399	367
Net unrealized appreciation (depreciation)
of investments	(422)	(329)	(241)	(446)
Net increase (decrease) in net assets from operations	171	192	121	15
Changes from principal transactions:
Premiums	(3)	(27)	(4)	(11)
Surrenders and withdrawals	(1,097)	(2,701)	(2,638)	(2,201)
Benefit payments	(27)	(44)	-	(130)
Transfers between Divisions
(including fixed account), net	2	-	2	1
Increase (decrease) in net assets derived from
principal transactions	(1,125)	(2,772)	(2,640)	(2,341)
Total increase (decrease) in net assets	(954)	(2,580)	(2,519)	(2,326)
Net assets at December 31, 2007	9,955	7,521	6,095	8,827

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	7	12	18
Total realized gain (loss) on investments
and capital gains distributions	1,402	1,227	936	1,331
Net unrealized appreciation (depreciation)
of investments	(2,176)	(1,766)	(1,310)	(1,525)
Net increase (decrease) in net assets from operations	(798)	(532)	(362)	(176)
Changes from principal transactions:
Premiums	(19)	(2)	(8)	(2)
Death Benefits	(326)	(25)	-	(109)
Surrenders and withdrawals	(1,413)	(882)	(600)	(832)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(1,758)	(909)	(608)	(943)
Total increase (decrease) in net assets	(2,556)	(1,441)	(970)	(1,119)
Net assets at December 31, 2008	$ 7,399	$ 6,080	$ 5,125	$ 7,708
The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING VP Global
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Equity Dividend
	Series 12	Series 13	Series 14	Portfolio
Net assets at January 1, 2007	$ 4,768	$ 53,117	$ -	$ 61,740

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	(700)	(1,429)	1,276
Total realized gain (loss) on investments
and capital gains distributions	225	558	296	9,954
Net unrealized appreciation (depreciation)
of investments	(135)	1,491	1,936	(10,566)
Net increase (decrease) in net assets from operations	43	1,349	803	664
Changes from principal transactions:
Premiums	(9)	(64)	(122)	43
Surrenders and withdrawals	(788)	(17,983)	88,509	(11,391)
Benefit payments	-	(226)	(711)	(428)
Transfers between Divisions
(including fixed account), net	-	-	7	(5)
Increase (decrease) in net assets derived from
principal transactions	(797)	(18,273)	87,683	(11,781)
Total increase (decrease) in net assets	(754)	(16,924)	88,486	(11,117)
Net assets at December 31, 2007	4,014	36,193	88,486	50,623

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(36)	(257)	283
Total realized gain (loss) on investments
and capital gains distributions	649	1,413	538	4,016
Net unrealized appreciation (depreciation)
of investments	(958)	(1,623)	41	(6,705)
Net increase (decrease) in net assets from operations	(334)	(246)	322	(2,406)
Changes from principal transactions:
Premiums	(8)	(39)	(157)	2
Death Benefits	(3)	(112)	(991)	(39)
Surrenders and withdrawals	(888)	(12,711)	(11,432)	(48,183)
Transfers between Divisions
(including fixed account), net	-	-	(1)	3
Increase (decrease) in net assets derived from
principal transactions	(899)	(12,862)	(12,581)	(48,217)
Total increase (decrease) in net assets	(1,233)	(13,108)	(12,259)	(50,623)
Net assets at December 31, 2008	$ 2,781	$ 23,085	$ 76,227	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING Lehman
	ING BlackRock			Brothers U.S.
	Global Science	ING Global	ING	Aggregate Bond
	and Technology Equity Option		International	Index®
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2007	$ 550	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	16	-	-	-
Net unrealized appreciation (depreciation)
of investments	92	-	-	-
Net increase (decrease) in net assets from operations	99	-	-	-
Changes from principal transactions:
Premiums	502	-	-	-
Surrenders and withdrawals	(10)	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	491	-	-	-
Total increase (decrease) in net assets	590	-	-	-
Net assets at December 31, 2007	1,140	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,008)	22	46	513
Total realized gain (loss) on investments
and capital gains distributions	(6,000)	(1)	(755)	(164)
Net unrealized appreciation (depreciation)
of investments	(42,952)	92	(1,100)	4,506
Net increase (decrease) in net assets from operations	(50,960)	113	(1,809)	4,855
Changes from principal transactions:
Premiums	13,872	1,647	4,176	33,477
Death Benefits	(457)	-	(4)	(389)
Surrenders and withdrawals	123,782	284	3,678	139,284
Transfers between Divisions
(including fixed account), net	49	-	-	34
Increase (decrease) in net assets derived from
principal transactions	137,246	1,931	7,850	172,406
Total increase (decrease) in net assets	86,286	2,044	6,041	177,261
Net assets at December 31, 2008	$ 87,426	$ 2,044	$ 6,041	$ 177,261

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING
	Opportunistic	ING	ING Russell™
	Large Cap	Opportunistic	Global Large	ING Russell™
	Growth	Large Cap	Cap Index 85%	Large Cap
	Portfolio -	Value Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2007	$ 273	$ 27,029	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(146)	-	-
Total realized gain (loss) on investments
and capital gains distributions	21	735	-	-
Net unrealized appreciation (depreciation)
of investments	29	(334)	-	-
Net increase (decrease) in net assets from operations	48	255	-	-
Changes from principal transactions:
Premiums	58	490	-	-
Surrenders and withdrawals	250	(4,755)	-	-
Benefit payments	-	(76)	-	-
Transfers between Divisions
(including fixed account), net	-	(2)	-	-
Increase (decrease) in net assets derived from
principal transactions	308	(4,343)	-	-
Total increase (decrease) in net assets	356	(4,088)	-	-
Net assets at December 31, 2007	629	22,941	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(43)	23	58
Total realized gain (loss) on investments
and capital gains distributions	13	2,013	(50)	(2,760)
Net unrealized appreciation (depreciation)
of investments	(300)	(9,695)	161	(2,334)
Net increase (decrease) in net assets from operations	(291)	(7,725)	134	(5,036)
Changes from principal transactions:
Premiums	152	59	2,202	10,136
Death Benefits	-	(359)	-	(9)
Surrenders and withdrawals	(140)	(3,358)	389	17,812
Transfers between Divisions
(including fixed account), net	-	5	-	-
Increase (decrease) in net assets derived from
principal transactions	12	(3,653)	2,591	27,939
Total increase (decrease) in net assets	(279)	(11,378)	2,725	22,903
Net assets at December 31, 2008	$ 350	$ 11,563	$ 2,725	$ 22,903

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

	ING Russell™	ING Russell™	ING VP Index	ING VP Index
	Mid Cap Index	Small Cap Index	Plus LargeCap	Plus MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2007	$ -	$ -	$ 204,688	$ 220,692

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(3,193)	(3,892)
Total realized gain (loss) on investments
and capital gains distributions	-	-	13,187	23,058
Net unrealized appreciation (depreciation)
of investments	-	-	(4,826)	(13,818)
Net increase (decrease) in net assets from operations	-	-	5,168	5,348
Changes from principal transactions:
Premiums	-	-	24,433	36,194
Surrenders and withdrawals	-	-	71,011	(27,593)
Benefit payments	-	-	(2,104)	(1,778)
Transfers between Divisions
(including fixed account), net	-	-	-	(10)
Increase (decrease) in net assets derived from
principal transactions	-	-	93,340	6,813
Total increase (decrease) in net assets	-	-	98,508	12,161
Net assets at December 31, 2007	-	-	303,196	232,853

Increase (decrease) in net assets
Operations:
Net investment income (loss)	81	(32)	(55)	(1,912)
Total realized gain (loss) on investments
and capital gains distributions	(1,525)	(5,156)	19,076	11,342
Net unrealized appreciation (depreciation)
of investments	(5,755)	(23,030)	(136,091)	(89,601)
Net increase (decrease) in net assets from operations	(7,199)	(28,218)	(117,070)	(80,171)
Changes from principal transactions:
Premiums	15,114	15,916	6,600	11,911
Death Benefits	(166)	(215)	(3,295)	(1,481)
Surrenders and withdrawals	14,874	83,014	(15,478)	(47,608)
Transfers between Divisions
(including fixed account), net	26	30	420	140
Increase (decrease) in net assets derived from
principal transactions	29,848	98,745	(11,753)	(37,038)
Total increase (decrease) in net assets	22,649	70,527	(128,823)	(117,209)
Net assets at December 31, 2008	$ 22,649	$ 70,527	$ 174,373	$ 115,644

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING
			WisdomTreeSM	ING VP
	ING VP Index	ING VP Small	Global High-	Financial
	Plus SmallCap	Company	Yielding Equity	Services
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2007	$ 197,450	$ 2,151	$ -	$ 92,739

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,888)	(27)	-	(670)
Total realized gain (loss) on investments
and capital gains distributions	23,486	389	-	8,794
Net unrealized appreciation (depreciation)
of investments	(35,463)	(286)	-	(19,968)
Net increase (decrease) in net assets from operations	(15,865)	76	-	(11,844)
Changes from principal transactions:
Premiums	26,470	951	-	7,734
Surrenders and withdrawals	(34,911)	(354)	-	(17,581)
Benefit payments	(1,297)	(21)	-	(499)
Transfers between Divisions
(including fixed account), net	(14)	-	-	(61)
Increase (decrease) in net assets derived from
principal transactions	(9,752)	576	-	(10,407)
Total increase (decrease) in net assets	(25,617)	652	-	(22,251)
Net assets at December 31, 2007	171,833	2,803	-	70,488

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,197)	(403)	2,343	(212)
Total realized gain (loss) on investments
and capital gains distributions	(3,579)	(1,783)	(3,268)	(20,878)
Net unrealized appreciation (depreciation)
of investments	(47,599)	(10,805)	(68,858)	6,684
Net increase (decrease) in net assets from operations	(53,375)	(12,991)	(69,783)	(14,406)
Changes from principal transactions:
Premiums	6,895	14,100	126,979	6,214
Death Benefits	(807)	(16)	(482)	(1,235)
Surrenders and withdrawals	(36,030)	39,577	88,264	(61,076)
Transfers between Divisions
(including fixed account), net	96	6	73	15
Increase (decrease) in net assets derived from
principal transactions	(29,846)	53,667	214,834	(56,082)
Total increase (decrease) in net assets	(83,221)	40,676	145,051	(70,488)
Net assets at December 31, 2008	$ 88,612	$ 43,479	$ 145,051	$ -

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

		ING VP		ING VP
	ING VP	MidCap		SmallCap
	International	Opportunities	ING VP Real	Opportunities
	Value Portfolio -	Portfolio -	Estate Portfolio	Portfolio -
	Class S	Class S	- Class S	Class S
Net assets at January 1, 2007	$ 6,945	$ 25,935	$ 6,099	$ 116,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	(575)	146	(2,581)
Total realized gain (loss) on investments
and capital gains distributions	1,910	1,752	555	13,167
Net unrealized appreciation (depreciation)
of investments	(904)	4,194	(2,423)	(1,917)
Net increase (decrease) in net assets from operations	1,050	5,371	(1,722)	8,669
Changes from principal transactions:
Premiums	5,756	621	3,244	1,819
Surrenders and withdrawals	(541)	(5,107)	105	(25,813)
Benefit payments	(27)	(406)	-	(1,048)
Transfers between Divisions
(including fixed account), net	-	(2)	2	11
Increase (decrease) in net assets derived from
principal transactions	5,188	(4,894)	3,351	(25,031)
Total increase (decrease) in net assets	6,238	477	1,629	(16,362)
Net assets at December 31, 2007	13,183	26,412	7,728	100,307

Increase (decrease) in net assets
Operations:
Net investment income (loss)	155	(4,642)	71	(1,880)
Total realized gain (loss) on investments
and capital gains distributions	1,481	2,904	(1,693)	16,360
Net unrealized appreciation (depreciation)
of investments	(8,028)	(128,278)	1,825	(46,306)
Net increase (decrease) in net assets from operations	(6,392)	(130,016)	203	(31,826)
Changes from principal transactions:
Premiums	4,212	12,727	(7,934)	835
Death Benefits	(69)	(4,340)	-	(650)
Surrenders and withdrawals	(2,038)	318,336	3	(17,109)
Transfers between Divisions
(including fixed account), net	-	233	-	34
Increase (decrease) in net assets derived from
principal transactions	2,105	326,956	(7,931)	(16,890)
Total increase (decrease) in net assets	(4,287)	196,940	(7,728)	(48,716)
Net assets at December 31, 2008	$ 8,896	$ 223,352	$ -	$ 51,591

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			Legg Mason
			Partners
			Variable	Legg Mason
	ING VP	ING VP	International	Partners
	Balanced	Intermediate	All Cap	Variable
	Portfolio -	Bond Portfolio -	Opportunity	Investors
	Class S	Class S	Portfolio	Portfolio
Net assets at January 1, 2007	$ 10,361	$ 616,032	$ 136	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	104	19,091	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	507	(1,995)	43	5
Net unrealized appreciation (depreciation)
of investments	(233)	12,314	(36)	(9)
Net increase (decrease) in net assets from operations	378	29,410	6	(4)
Changes from principal transactions:
Premiums	1,512	409,576	1	-
Surrenders and withdrawals	(2,289)	19,708	(29)	173
Benefit payments	(60)	(6,608)	(9)	-
Transfers between Divisions
(including fixed account), net	(1)	43	(1)	-
Increase (decrease) in net assets derived from
principal transactions	(838)	422,719	(38)	173
Total increase (decrease) in net assets	(460)	452,129	(32)	169
Net assets at December 31, 2007	9,901	1,068,161	104	169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	151	40,270	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	349	11,087	(27)	(14)
Net unrealized appreciation (depreciation)
of investments	(3,303)	(189,985)	(9)	(41)
Net increase (decrease) in net assets from operations	(2,803)	(138,628)	(36)	(56)
Changes from principal transactions:
Premiums	1,422	251,904	1	1
Death Benefits	(254)	(10,787)	-	-
Surrenders and withdrawals	(1,867)	(49,564)	(30)	(41)
Transfers between Divisions
(including fixed account), net	-	1,214	-	-
Increase (decrease) in net assets derived from
principal transactions	(699)	192,767	(29)	(40)
Total increase (decrease) in net assets	(3,502)	54,139	(65)	(96)
Net assets at December 31, 2008	$ 6,399	$ 1,122,300	$ 39	$ 73

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		Legg Mason	Oppenheimer
	Legg Mason	Partners	Main Street	PIMCO Real
	Partners	Variable Money	Small Cap	Return Portfolio
	Variable High	Market	Fund®/VA -	- Administrative
	Income Portfolio	Portfolio	Service Class	Class
Net assets at January 1, 2007	$ 138	$ 23	$ 822	$ 1,301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(32)	(12)	61
Total realized gain (loss) on investments
and capital gains distributions	4	-	45	(20)
Net unrealized appreciation (depreciation)
of investments	(13)	-	(100)	127
Net increase (decrease) in net assets from operations	(1)	(32)	(67)	168
Changes from principal transactions:
Premiums	-	-	526	810
Surrenders and withdrawals	(27)	174	42	151
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	1	-	-
Increase (decrease) in net assets derived from
principal transactions	(27)	175	568	961
Total increase (decrease) in net assets	(28)	143	501	1,129
Net assets at December 31, 2007	110	166	1,323	2,430

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(1)	(11)	140
Total realized gain (loss) on investments
and capital gains distributions	(1)	-	22	(5)
Net unrealized appreciation (depreciation)
of investments	(30)	-	(523)	(981)
Net increase (decrease) in net assets from operations	(24)	(1)	(512)	(846)
Changes from principal transactions:
Premiums	-	-	246	3,930
Death Benefits	-	-	(25)	-
Surrenders and withdrawals	(35)	(142)	(210)	1,998
Transfers between Divisions
(including fixed account), net	-	-	-	3
Increase (decrease) in net assets derived from
principal transactions	(35)	(142)	11	5,931
Total increase (decrease) in net assets	(59)	(143)	(501)	5,085
Net assets at December 31, 2008	$ 51	$ 23	$ 822	$ 7,515

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Pioneer Equity	Pioneer Small
	Income VCT	Cap Value VCT
	Portfolio -	Portfolio -	ProFund VP	ProFund VP
	Class II	Class II	Bull	Europe 30
Net assets at January 1, 2007	$ 8,556	$ 6,765	$ 57,596	$ 29,949

Increase (decrease) in net assets
Operations:
Net investment income (loss)	184	(73)	(733)	(67)
Total realized gain (loss) on investments
and capital gains distributions	769	1,215	3,588	2,536
Net unrealized appreciation (depreciation)
of investments	(1,434)	(1,600)	(1,667)	796
Net increase (decrease) in net assets from operations	(481)	(458)	1,188	3,265
Changes from principal transactions:
Premiums	8,823	3	602	24
Surrenders and withdrawals	(472)	(1,330)	(28,961)	(9,613)
Benefit payments	(89)	(103)	(362)	(204)
Transfers between Divisions
(including fixed account), net	1	(4)	(1)	-
Increase (decrease) in net assets derived from
principal transactions	8,263	(1,434)	(28,722)	(9,793)
Total increase (decrease) in net assets	7,782	(1,892)	(27,534)	(6,528)
Net assets at December 31, 2007	16,338	4,873	30,062	23,421

Increase (decrease) in net assets
Operations:
Net investment income (loss)	215	(52)	(521)	(59)
Total realized gain (loss) on investments
and capital gains distributions	818	(47)	(191)	2,168
Net unrealized appreciation (depreciation)
of investments	(6,571)	(1,586)	(9,414)	(11,280)
Net increase (decrease) in net assets from operations	(5,538)	(1,685)	(10,126)	(9,171)
Changes from principal transactions:
Premiums	4,145	-	10	10
Death Benefits	(7)	(130)	(211)	(101)
Surrenders and withdrawals	(1,626)	(688)	(5,680)	(4,320)
Transfers between Divisions
(including fixed account), net	11	18	(9)	(4)
Increase (decrease) in net assets derived from
principal transactions	2,523	(800)	(5,890)	(4,415)
Total increase (decrease) in net assets	(3,015)	(2,485)	(16,016)	(13,586)
Net assets at December 31, 2008	$ 13,323	$ 2,388	$ 14,046	$ 9,835

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				Wells Fargo
	ProFund VP		Wells Fargo	Advantage C&B
	Rising Rates	ProFund VP	Advantage Asset	Large Cap
	Opportunity	Small-Cap	Allocation Fund	Value Fund
Net assets at January 1, 2007	$ 47,606	$ 106,445	$ 3,422	$ 560

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,203	(1,326)	(7)	(7)
Total realized gain (loss) on investments
and capital gains distributions	71	13,519	118	15
Net unrealized appreciation (depreciation)
of investments	(3,446)	(14,654)	53	(25)
Net increase (decrease) in net assets from operations	(2,172)	(2,461)	164	(17)
Changes from principal transactions:
Premiums	911	1,265	-	-
Surrenders and withdrawals	(15,742)	(39,646)	(305)	(47)
Benefit payments	(368)	(802)	-	(6)
Transfers between Divisions
(including fixed account), net	(5)	(11)	1	(1)
Increase (decrease) in net assets derived from
principal transactions	(15,204)	(39,194)	(304)	(54)
Total increase (decrease) in net assets	(17,376)	(41,655)	(140)	(71)
Net assets at December 31, 2007	30,230	64,790	3,282	489

Increase (decrease) in net assets
Operations:
Net investment income (loss)	645	(694)	(4)	(5)
Total realized gain (loss) on investments
and capital gains distributions	(2,446)	(13,366)	204	(1)
Net unrealized appreciation (depreciation)
of investments	(7,148)	9,293	(1,153)	(149)
Net increase (decrease) in net assets from operations	(8,949)	(4,767)	(953)	(155)
Changes from principal transactions:
Premiums	10	(9)	-	-
Death Benefits	(354)	(170)	(8)	-
Surrenders and withdrawals	(7,744)	(59,845)	(332)	(101)
Transfers between Divisions
(including fixed account), net	6	1	-	-
Increase (decrease) in net assets derived from
principal transactions	(8,082)	(60,023)	(340)	(101)
Total increase (decrease) in net assets	(17,031)	(64,790)	(1,293)	(256)
Net assets at December 31, 2008	$ 13,199	$ -	$ 1,989	$ 233

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage	Advantage
	Equity Income	Large Company	Money Market	Small Cap
	Fund	Growth Fund	Fund	Growth Fund
Net assets at January 1, 2007	$ 1,105	$ 2,876	$ 314	$ 910

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(71)	3	(22)
Total realized gain (loss) on investments
and capital gains distributions	103	65	-	180
Net unrealized appreciation (depreciation)
of investments	(87)	143	-	(66)
Net increase (decrease) in net assets from operations	6	137	3	92
Changes from principal transactions:
Premiums	-	-	-	-
Surrenders and withdrawals	(106)	(284)	(190)	(117)
Benefit payments	-	(47)	-	-
Transfers between Divisions
(including fixed account), net	(1)	(1)	-	(1)
Increase (decrease) in net assets derived from
principal transactions	(107)	(332)	(190)	(118)
Total increase (decrease) in net assets	(101)	(195)	(187)	(26)
Net assets at December 31, 2007	1,004	2,681	127	884

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(48)	(1)	(16)
Total realized gain (loss) on investments
and capital gains distributions	99	3	-	179
Net unrealized appreciation (depreciation)
of investments	(456)	(940)	-	(508)
Net increase (decrease) in net assets from operations	(362)	(985)	(1)	(345)
Changes from principal transactions:
Premiums	-	-	-	-
Death Benefits	-	(42)	-	(8)
Surrenders and withdrawals	(113)	(346)	(83)	(112)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(113)	(388)	(83)	(120)
Total increase (decrease) in net assets	(475)	(1,373)	(84)	(465)
Net assets at December 31, 2008	$ 529	$ 1,308	$ 43	$ 419

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Statements of Changes in Net Assets For the years ended December 31, 2008 and 2007

(Dollars in thousands)

Wells Fargo
Advantage Total
Return Bond
Fund
Net assets at January 1, 2007	$ 1,376

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30
Total realized gain (loss) on investments
and capital gains distributions	(4)
Net unrealized appreciation (depreciation)
of investments	23
Net increase (decrease) in net assets from operations	49
Changes from principal transactions:
Premiums	-
Surrenders and withdrawals	(111)
Benefit payments	-
Transfers between Divisions
(including fixed account), net	-
Increase (decrease) in net assets derived from
principal transactions	(111)
Total increase (decrease) in net assets	(62)
Net assets at December 31, 2007	1,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30
Total realized gain (loss) on investments
and capital gains distributions	(9)
Net unrealized appreciation (depreciation)
of investments	(21)
Net increase (decrease) in net assets from operations	-
Changes from principal transactions:
Premiums	-
Death Benefits	-
Surrenders and withdrawals	(285)
Transfers between Divisions
(including fixed account), net	-
Increase (decrease) in net assets derived from
principal transactions	(285)
Total increase (decrease) in net assets	(285)
Net assets at December 31, 2008	$ 1,029

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

1. Organization

ING USA Annuity and Life Insurance Company Separate Account B (the “Account”) was established by ING USA Annuity and Life Insurance Company (“ING USA” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”) an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

During 2008, the Account offered ING Architect Contracts, ING GoldenSelect Contracts, and ING Retirement Solutions Rollover Choice Contracts (collectively, the “Contracts”). ING GoldenSelect Contracts included Access, Premium Plus, ESII, and Landmark.

The Account includes the following discontinued offerings:

ING GoldenSelect Contracts:
Access One (September 2003)
DVA and DVA Series 100 (May 2000)
DVA 80 (May 1991)
DVA Plus (January 2004)
Generations (October 2008)
Granite PrimElite (May 2001)
Opportunities and Legends (March 2007)
Value (June 2003)
ING Simplicity Contracts (August 2007)
ING SmartDesign Contracts:
Variable Annuity, Advantage and Signature (April 2008)
Wells Fargo ING Contracts:
Opportunities and Landmark (June 2006)
ING Customized Solutions Focus Contracts (September 2004)

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

At December 31, 2008, the Account had 180 investment divisions (the “Divisions”), 28 of which invest in independently managed mutual fund portfolios and 152 of which invest in mutual fund portfolios managed by affiliates, either Directed Services LLC (“DSL”) or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions at December 31, 2008 and related Trusts are as follows:

AIM Variable Insurance Funds:

     AIM V.I. Leisure Fund - Series I Shares BlackRock Variable Series Funds, Inc.:

     BlackRock Global Allocation V.I. Fund - Class III** Columbia Funds Variable Insurance Trust: Columbia Asset Allocation Fund, Variable Series -Class A

Columbia Federal Securities Fund, Variable Series -Class A

Columbia Large Cap Growth Fund, Variable Series -Class A

Columbia Small Cap Value Fund, Variable Series -Class B

Columbia Small Company Growth Fund, Variable Series - Class A

Fidelity® Variable Insurance Products: Fidelity® VIP Equity-Income Portfolio - Service Class 2 Fidelity® Variable Insurance Products II: Fidelity® VIP Contrafund® Portfolio - Service Class 2 Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Value Securities Fund - Class 2 ING Investors Trust: ING AllianceBernstein Mid Cap Growth Portfolio -Service Class ING AllianceBernstein Mid Cap Growth Portfolio -Service 2 Class ING American Funds Asset Allocation Portfolio** ING American Funds Bond Portfolio** ING American Funds Growth Portfolio ING American Funds Growth-Income Portfolio ING American Funds International Portfolio ING American Funds World Allocation Portfolio -Service Class** ING BlackRock Large Cap Growth Portfolio -Institutional Class* ING BlackRock Large Cap Growth Portfolio - Service Class ING BlackRock Large Cap Value Portfolio - Service Class ING BlackRock Large Cap Value Portfolio - Service 2 Class ING Evergreen Health Sciences Portfolio - Service Class ING Evergreen Omega Portfolio - Service Class ING Evergreen Omega Portfolio - Service 2 Class ING FMRSM Diversified Mid Cap Portfolio - Service Class ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class

ING Investors Trust (continued): ING Focus 5 Portfolio - Service Class* ING Franklin Income Portfolio - Service Class ING Franklin Income Portfolio - Service 2 Class ING Franklin Mutual Shares Portfolio - Service Class* ING Franklin Templeton Founding Strategy Portfolio - Service Class* ING Global Real Estate Portfolio - Service Class ING Global Real Estate Portfolio - Service 2 Class ING Global Resources Portfolio - Service Class ING Global Resources Portfolio - Service 2 Class ING International Growth Opportunities Portfolio -Service Class ING International Growth Opportunities Portfolio -Service 2 Class ING Janus Contrarian Portfolio - Service Class ING Janus Contrarian Portfolio - Service 2 Class ING JPMorgan Emerging Markets Equity Portfolio -Adviser Class ING JPMorgan Emerging Markets Equity Portfolio -Service Class ING JPMorgan Small Cap Core Equity Portfolio -Service Class ING JPMorgan Small Cap Core Equity Portfolio -Service 2 Class ING JPMorgan Value Opportunities Portfolio -Service Class ING JPMorgan Value Opportunities Portfolio -Service 2 Class ING Julius Baer Foreign Portfolio - Service Class ING Julius Baer Foreign Portfolio - Service 2 Class ING Legg Mason Value Portfolio - Service Class ING Legg Mason Value Portfolio - Service 2 Class ING LifeStyle Aggressive Growth Portfolio - Service Class ING LifeStyle Aggressive Growth Portfolio - Service 2 Class ING LifeStyle Conservative Portfolio - Service Class** ING LifeStyle Growth Portfolio - Service Class ING LifeStyle Growth Portfolio - Service 2 Class ING LifeStyle Moderate Growth Portfolio - Service Class ING LifeStyle Moderate Growth Portfolio - Service 2 Class ING LifeStyle Moderate Portfolio - Service Class ING LifeStyle Moderate Portfolio - Service 2 Class ING Limited Maturity Bond Portfolio - Service Class ING Liquid Assets Portfolio - Service Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B Notes to Financial Statements

ING Investors Trust (continued):

ING Liquid Assets Portfolio - Service 2 Class ING Lord Abbett Affiliated Portfolio - Service Class ING Lord Abbett Affiliated Portfolio - Service 2 Class ING Marsico Growth Portfolio - Service Class ING Marsico Growth Portfolio - Service 2 Class ING Marsico International Opportunities Portfolio -Service Class ING MFS Total Return Portfolio - Service Class ING MFS Total Return Portfolio - Service 2 Class ING MFS Utilities Portfolio - Service Class ING Multi-Manager International Small Cap Portfolio -Class S** ING Oppenheimer Active Asset Allocation Portfolio -Service Class** ING Oppenheimer Main Street Portfolio® - Service Class ING Oppenheimer Main Street Portfolio® - Service 2 Class ING PIMCO Core Bond Portfolio - Service Class ING PIMCO Core Bond Portfolio - Service 2 Class ING PIMCO High Yield Portfolio - Service Class ING Pioneer Fund Portfolio - Service Class ING Pioneer Mid Cap Value Portfolio - Service Class ING T. Rowe Price Capital Appreciation Portfolio -Service Class ING T. Rowe Price Capital Appreciation Portfolio -Service 2 Class ING T. Rowe Price Equity Income Portfolio - Service Class ING T. Rowe Price Equity Income Portfolio - Service 2 Class ING Templeton Global Growth Portfolio - Service Class ING Templeton Global Growth Portfolio - Service 2 Class ING Van Kampen Capital Growth Portfolio - Service Class ING Van Kampen Capital Growth Portfolio - Service 2 Class ING Van Kampen Global Franchise Portfolio - Service Class ING Van Kampen Global Franchise Portfolio - Service 2 Class ING Van Kampen Global Tactical Asset Allocation Portfolio - Service Class** ING Van Kampen Growth and Income Portfolio -Service Class ING Van Kampen Growth and Income Portfolio -Service 2 Class ING Van Kampen Real Estate Portfolio - Service Class ING Van Kampen Real Estate Portfolio - Service 2 Class ING VP Index Plus International Equity Portfolio -Service Class ING VP Index Plus International Equity Portfolio -Service 2 Class

ING Investors Trust (continued):
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class
ING Mutual Funds:
ING Diversified International Fund - Class R
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Service Class
ING American Century Small-Mid Cap Value
Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Service
Class
ING Columbia Small Cap Value II Portfolio -
Service Class
ING Davis New York Venture Portfolio - Service
Class
ING JPMorgan Mid Cap Value Portfolio - Service
Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
ING Neuberger Berman Partners Portfolio - Service
Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Strategic Income Portfolio -
Service Class
ING PIMCO Total Return Portfolio - Service Class
ING Solution 2015 Portfolio - Service Class
ING Solution 2025 Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING Solution Income Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
ING T. Rowe Price Growth Equity Portfolio -
Service Class
ING Templeton Foreign Equity Portfolio - Service
Class
ING Thornburg Value Portfolio - Initial Class
ING Thornburg Value Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
ING Van Kampen Comstock Portfolio - Service
Class
ING Van Kampen Equity and Income Portfolio -
Initial Class
ING Van Kampen Equity and Income Portfolio -
Service Class
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio
- Class S
ING VP Strategic Allocation Growth Portfolio -
Class S
ING VP Strategic Allocation Moderate Portfolio -
Class S

ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B Notes to Financial Statements

ING Variable Funds:

ING VP Growth and Income Portfolio - Class I* ING VP Growth and Income Portfolio - Class S

ING Variable Insurance Trust:

     ING GET U.S. Core Portfolio - Series 3 ING GET U.S. Core Portfolio - Series 4 ING GET U.S. Core Portfolio - Series 5 ING GET U.S. Core Portfolio - Series 6 ING GET U.S. Core Portfolio - Series 7 ING GET U.S. Core Portfolio - Series 8 ING GET U.S. Core Portfolio - Series 9 ING GET U.S. Core Portfolio - Series 10 ING GET U.S. Core Portfolio - Series 11 ING GET U.S. Core Portfolio - Series 12 ING GET U.S. Core Portfolio - Series 13 ING GET U.S. Core Portfolio - Series 14* ING Variable Portfolios, Inc.: ING BlackRock Global Science and Technology Portfolio - Class S

ING Global Equity Option Portfolio - Class S** ING International Index Portfolio - Class S** ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio - Class S** ING Opportunistic Large Cap Growth Portfolio -Class S

ING Opportunistic Large Cap Value Portfolio - Class S ING Russell™ Global Large Cap Index 85% Portfolio -Class S** ING Russell™ Large Cap Index Portfolio - Class S** ING Russell™ Mid Cap Index Portfolio - Class S** ING Russell™ Small Cap Index Portfolio - Class S** ING VP Index Plus LargeCap Portfolio - Class S

ING VP Index Plus MidCap Portfolio - Class S ING VP Index Plus SmallCap Portfolio - Class S ING VP Small Company Portfolio - Class S

     ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S** ING Variable Products Trust: ING VP International Value Portfolio - Class S

ING VP MidCap Opportunities Portfolio - Class S ING VP SmallCap Opportunities Portfolio - Class S

ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap
Opportunity Portfolio
Legg Mason Partners Variable Investors Portfolio*
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable Money Market
Portfolio
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II
Pioneer Small Cap Value VCT Portfolio - Class II
ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund
Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Equity Income Fund
Wells Fargo Advantage Large Company Growth
Fund
Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage Small Cap Growth Fund
Wells Fargo Advantage Total Return Bond Fund

* Division became available in 2007
** Division became available in 2008

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

The names of certain Divisions were changed during 2008. The following is a summary of current and former names for those Divisions:

Current Name
ING Investors Trust:
ING Mid Cap Growth Portfolio - Service Class

ING Mid Cap Growth Portfolio - Service Class 2

ING Van Kampen Large Cap Growth Portfolio -
Service Class
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology
Portfolio - Class S
ING Opportunistic Large Cap Growth Portfolio -
Class S
ING Opportunistic Large Cap Value Portfolio -
Class S

Former Name
ING Investors Trust:
ING FMRSM Mid Cap Growth Portfolio - Service
Class
ING FMRSM Mid Cap Growth Portfolio - Service
Class 2
ING FMRSM Large Cap Growth Portfolio - Service
Class
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio -
Class S
ING VP Growth Portfolio - Class S

ING VP Value Opportunity Portfolio - Class S

The following Divisions were closed to contractowners in 2008:

ING GET Fund:

ING GET Fund - Series U ING GET Fund - Series V

ING Investors Trust:

     ING Capital Guardian U.S. Equities Portfolio - Service Class ING Capital Guardian U.S. Equities Portfolio - Service 2 Class ING EquitiesPlus Portfolio - Service Class ING EquitiesPlus Portfolio - Service 2 Class ING Global Technology Portfolio - Service Class ING Global Technology Portfolio - Service 2 Class ING Mid Cap Growth Portfolio - Service Class ING Mid Cap Growth Portfolio - Service Class 2 ING UBS U.S. Allocation Portfolio - Service Class ING UBS U.S. Allocation Portfolio - Service 2 Class ING Van Kampen Large Cap Growth Portfolio - Service Class ING Wells Fargo Disciplined Value Portfolio - Service Class ING Wells Fargo Disciplined Value Portfolio - Service 2 Class ING Partners, Inc.: ING JPMorgan International Portfolio - Service Class ING Neuberger Berman Regency Portfolio - Service Class ING OpCap Balanced Value Portfolio - Service Class ING UBS U.S. Small Cap Growth Portfolio - Service Class ING Variable Insurance Trust: ING GET U.S. Core Portfolio - Series 1 ING GET U.S. Core Portfolio - Series 2 ING VP Global Equity Dividend Portfolio ING Variable Products Trust: ING VP Financial Services Portfolio - Class S

     ING VP Real Estate Portfolio - Class S ProFunds: ProFund VP Small-Cap

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

The following Divisions were offered during 2008 but did not have any activity as of December 31, 2008:

ING Investors Trust:

ING BlackRock Large Cap Growth Portfolio - Service 2 Class ING Evergreen Health Sciences Portfolio - Service 2 Class

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING USA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ING USA will contribute additional

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

3.	Recently Adopted Accounting Standards
Fair Value Measurements
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.
Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.
The adoption of FAS No. 157 on January 1, 2008 did not have an impact on the Account’s net assets or results of operations. New disclosures are included in the Financial Instruments footnote.
4.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds,

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2008.

The FAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§	Level 2 - Quoted prices in markets that are not active or inputs that are observable
	either	directly or indirectly for substantially the full term of the asset or liability.
	Level	2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both
	unobservable	and significant to the overall fair value measurement. These
	valuations,	whether derived internally or obtained from a third party, use critical
	assumptions	that are not widely available to estimate market participant
	expectations	in valuing the asset or liability.
5.	Charges and Fees
	Prior	to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three
	different	death benefit options referred to as Standard, Annual Ratchet, and 7% Solution;
	however,	in the state of Washington, the 5.5% Solution is offered instead of the 7%
	Solution.	After February 1, 2000, DVA Plus, Access and Premium Plus each had four
	different	death benefit options referred to as Standard, Annual Ratchet, 7% Solution and
	Max	7. In the state of Washington, the 5.5% Solution is offered instead of the 7%
	Solution	and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II,
	Generations,	Landmark and Opportunities contracts each have four different death benefit
	options	referred to as Standard, Annual or Quarterly Ratchet, 7% Solution and Max 7. In
	the	state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max
	5.5	is offered instead of Max 7. SmartDesign Advantage, SmartDesign Signature, and

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

SmartDesign Variable Annuity contracts each have three different death benefit options referred to as Option Package I, Option Package II, and Option Package III. Focus has two different options referred to as Option Package I, Option Package II.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover ING USA’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges are deducted at annual rates of up to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts:

Series	Annual Rates
ING:
Architect (pre January 2008) Max 7	1.40%
Architect (post January 2008) Max 7	1.55
Architect (pre January 2008) Quarterly Ratchet	1.10
Architect (post January 2008) Quarterly Ratchet	1.25
Architect (post April 2008) Quarterly Ratchet	1.30
Architect (pre January 2008) Standard	0.85
Architect (post January 2008) Standard	1.00
Focus Variable Annuity Option I	0.60
Focus Variable Annuity Option II	0.80
Rollover ChoiceSM Option I (pre August 7, 2003)	0.60
Rollover ChoiceSM Option II (pre August 7, 2003)	0.80
Rollover ChoiceSM Option III (pre August 7, 2003)	0.95
Rollover ChoiceSM Option I (post August 7, 2003)	0.85
Rollover ChoiceSM Option II (post August 7, 2003)	1.05
Rollover ChoiceSM Option III (post August 7, 2003)	1.20
ING GoldenSelect:
Access® (post January 2000) 5.5 % Solution	1.45
Access® (pre February 2000) 5.5% Solution	1.40
Access® (post 2000) 5.5% Solution	1.45
Access® (post April 2001) 5.5% Solution	1.80
Access® (post January 2000) 7% Solution	1.65
Access® (pre February 2000) 7% Solution	1.55
Access® (post 2000) 7% Solution	1.65
Access® (post April 2001) 7% Solution	2.00

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
Access® (post January 2000) Annual Ratchet	1.45%
Access® (pre February 2000) Annual Ratchet	1.40
Access® (post 2000) Annual Ratchet	1.55
Access® (post January 2000) Max 5.5	1.55
Access® (post 2000) Max 5.5	1.60
Access® (post April 2001) Max 5.5	1.95
Access® (post January 2000) Max 7	1.75
Access® (post 2000) Max 7	1.75
Access® (post April 2001) Max 7	2.20
Access® (post April 2001) Quarterly Ratchet	1.90
Access® (post April 2008) Quarterly Ratchet	1.95
Access® (post January 2000) Standard	1.65
Access® (pre February 2000) Standard	1.25
Access® (post 2000) Standard	1.30
Access® (post April 2001) Standard	1.65
Access® One	0.35
DVA	0.90
DVA 80	0.80
DVA Plus (post January 2000) 5.5% Solution	1.25
DVA Plus (pre February 2000) 5.5% Solution	1.25
DVA Plus (post 2000) 5.5% Solution	1.30
DVA Plus (post January 2000) 7% Solution	1.50
DVA Plus (pre February 2000) 7% Solution	1.40
DVA Plus (post 2000) 7% Solution	1.50
DVA Plus (post January 2000) Annual Ratchet	1.30
DVA Plus (pre February 2000) Annual Ratchet	1.25
DVA Plus (post 2000) Annual Ratchet	1.40
DVA Plus (post January 2000) Max 5.5	1.40
DVA Plus (post 2000) Max 5.5	1.45
DVA Plus (post January 2000) Max 7	1.60
DVA Plus (post 2000) Max 7	1.60
DVA Plus (post January 2000) Standard	1.15
DVA Plus (pre February 2000) Standard	1.10
DVA Plus (post 2000) Standard	1.15
DVA Series 100	1.25
ES II (pre 2001)	1.25
ES II (post 2000) 5.5% Solution	1.40
ES II (post 2000) 7% Solution	1.60
ES II (post 2000) Deferred Ratchet	1.30
ES II (post 2000) Max 5.5	1.55
ES II (post 2000) Max 7	1.80
ES II (post 2000) Quarterly Ratchet	1.50
ES II (post 2000) Standard	1.25
Generations-7% Solution	1.60

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
Generations-Deferred Ratchet	1.30%
Generations-Max 7	1.80
Generations-Quarterly Ratchet	1.50
Generations-Standard	1.25
Granite PrimElite-Annual Ratchet	1.25
Granite PrimElite-Standard	1.10
Landmark 5.5% Solution	1.65
Landmark 7% Solution	1.85
Landmark-Max 5.5	1.80
Landmark-Max 7	2.05
Landmark (pre April 2008) Quarterly Ratchet	1.75
Landmark (post April 2008) Quarterly Ratchet	1.80
Landmark-Standard	1.50
Legends Max 7	2.05
Legends Quarterly Ratchet	1.75
Legends-Standard	1.50
Opportunities 5.5% Solution	1.40
Opportunities 7% Solution	1.60
Opportunities-Max 5.5	1.55
Opportunities-Max 7	1.80
Opportunities-Quarterly Ratchet	1.50
Opportunities-Standard	1.25
Premium Plus (pre February 2000) 5.5% Solution	1.40
Premium Plus (post January 2000) 5.5% Solution	1.45
Premium Plus (post 2000) 5.5% Solution	1.45
Premium Plus (pre February 2000) 7% Solution	1.55
Premium Plus (post January 2000) 7% Solution	1.65
Premium Plus (post 2000) 7% Solution	1.65
Premium Plus (post 2000) Annual Ratchet	1.55
Premium Plus (post January 2000) Max 5.5	1.55
Premium Plus (post 2000) Max 5.5	1.60
Premium Plus (post January 2000) Max 7	1.95
Premium Plus (post 2000) Max 7	1.95
Premium Plus (pre February 2000) Quarterly Ratchet	1.40
Premium Plus (post January 2000) Quarterly Ratchet	1.65
Premium Plus (post April 2008) Quarterly Ratchet	1.70
Premium Plus (pre February 2000) Standard	1.25
Premium Plus (post January 2000) Standard	1.30
Premium Plus (post 2000) Standard	1.40
VA Bonus Option I	1.30
VA Bonus Option II	1.60
VA Bonus Option III	1.75
VA Option I	0.80
VA Option II	1.10

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
VA Option III	1.25%
Value-Standard	0.75
ING SmartDesign:
Advantage Option I	1.50
Advantage Option II	1.70
Advantage Option III	1.85
Signature Option I	1.10
Signature Option II	1.30
Signature Option III	1.45
Simplicity Variable Annuity Years 1-10	2.00
Simplicity Variable Annuity Years 11+	1.25
Variable Annuity Option I	0.80
Variable Annuity Option II	1.10
Variable Annuity Option III	1.25
Wells Fargo ING:
Landmark-Max 7	2.05
Landmark-Quarterly Ratchet	1.75
Landmark-Standard	1.50
Opportunities-Max 7	1.80
Opportunities-Quarterly Ratchet	1.50
Opportunities-Standard	1.25

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the Access, Access One, Advantage, Architect, DVA Plus, ESII, Focus VA, Generations, Granite PrimElite, Landmark, Legends, Premium Plus, Rollover Choice, Signature, Opportunities Contracts, Variable Annuity, and Value.

Contract Maintenance Charges

An annual Contract fee may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. The charge is $30 per Contract year for Generations, Opportunities, Landmark, Focus VA, Signature, Legends, Simplicity, ES II, Value, Variable Annuity, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Contingent Deferred Sales Charges

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Generations, Opportunities, Premium Plus, Focus VA, Signature, Legends, Simplicity, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

Complete		Granite
Years Elapsed		PrimElite		Opportunities,
Since Premium	DVA 80	& DVA	Premium	ES II &
Payment	& DVA	Plus	Plus	Generations	Value	Architect
0	6%	7%	8%	8%	6%	8%
1	5	7	8	7	6	7
2	4	6	8	6	6	6
3	3	5	8	5	5	5
4	2	4	7	4	4	4
5	1	3	6	3	3	3
6	-	1	5	2	1	2
7	-	-	3	1	-	-
8	-	-	1	-	-	-
9+	-	-	-	-	-	-

Complete
Years Elapsed
Since Premium		Landmark	Signature	Rollover
Payment	Advantage	& Legends	& VA	Choice	Focus VA	Simplicity
0	6%	6%	7%	6%	3%	6%
1	5	5	7	6	2	6
2	4	4	6	5	1	5
3	-	3	6	4	-	4
4	-	-	5	3	-	3
5	-	-	4	2	-	-
6	-	-	3	1	-	-
7	-	-	-	-	-	-
8	-	-	-	-	-	-
9+	-	-	-	-	-	-

Withdrawal and Distribution Charges

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts’ accumulation values.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Deferred Sales Load

Under Contracts offered prior to October 1995, a sales load of up to 7.50% was assessed against each premium payment for sales-related expenses, as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

Fees Waived by ING USA

Certain charges and fees for various types of Contracts are currently waived by ING USA. ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6. Related Party Transactions

During the year ended December 31, 2008, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust and ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

In addition, management and service fees were paid to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING Mutual Funds, the ING Variable Insurance Trust, ING VP Intermediate Bond Portfolio, ING Variable Portfolios, Inc., ING Variable Funds, ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolio, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates up to 1.00% of the average net assets of each respective Fund.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	$ 5,460	$ 9,287	$ 3,723	$ 10,577
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	462,235	8,747	-	-
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	83	268	202	56
Columbia Federal Securities Fund, Variable Series - Class A	10	61	5	7
Columbia Large Cap Growth Fund, Variable Series - Class A	4	41	2	138
Columbia Small Cap Value Fund, Variable Series - Class B	25,549	53,705	37,052	77,725
Columbia Small Company Growth Fund, Variable Series - Class A	9	4	8	11
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	14,078	75,368	94,573	64,133
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	262,890	47,570	494,378	16,770
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	3,617	1,023	4,816	880
ING GET Fund:
ING GET Fund - Series U	6,525	67,888	3,347	17,519
ING GET Fund - Series V	1,734	95,602	2,553	28,380
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	84,249	82,272	81,882	88,756
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	3,687	2,613	2,600	3,207
ING American Funds Asset Allocation Portfolio	177,850	5,324	-	-
ING American Funds Bond Portfolio	292,667	23,012	-	-
ING American Funds Growth Portfolio	526,537	100,328	335,806	67,464
ING American Funds Growth-Income Portfolio	255,341	52,985	252,535	45,863
ING American Funds International Portfolio	318,087	103,608	359,751	74,985
ING American Funds World Allocation Portfolio - Service Class	12,742	-	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	22	24	295	46
ING BlackRock Large Cap Growth Portfolio - Service Class	42,774	26,286	24,621	26,064
ING BlackRock Large Cap Value Portfolio - Service Class	2,353	12,580	14,177	28,046
ING BlackRock Large Cap Value Portfolio - Service 2 Class	169	748	462	764
ING Capital Guardian U.S. Equities Portfolio - Service Class	74,616	402,538	55,102	104,026
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class	1,408	7,429	1,047	2,864
ING EquitiesPlus Portfolio - Service Class	13,132	89,447	11,590	29,416
ING EquitiesPlus Portfolio - Service 2 Class	5	29	3	1
ING Evergreen Health Sciences Portfolio - Service Class	79,448	45,673	38,104	33,264
ING Evergreen Omega Portfolio - Service Class	6,738	3,505	1,147	4,046
ING Evergreen Omega Portfolio - Service 2 Class	138	175	156	319
ING FMRSM Diversified Mid Cap Portfolio - Service Class	103,642	119,041	467,133	133,555
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	4,848	6,298	10,747	5,068
ING Focus 5 Portfolio - Service Class	140,022	25,345	101,857	-
ING Franklin Income Portfolio - Service Class	155,140	75,651	224,438	38,169
ING Franklin Income Portfolio - Service 2 Class	3,023	3,062	7,204	1,011

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Franklin Mutual Shares Portfolio - Service Class	$ 65,467	$ 28,920	$ 204,420	$ 4,398
ING Franklin Templeton Founding Strategy Portfolio - Service
Class	492,796	18,058	535,915	4,503
ING Global Real Estate Portfolio - Service Class	80,545	28,998	124,215	37,274
ING Global Real Estate Portfolio - Service 2 Class	868	689	2,121	825
ING Global Resources Portfolio - Service Class	421,367	147,634	272,020	90,148
ING Global Resources Portfolio - Service 2 Class	11,695	6,598	7,846	5,230
ING Global Technology Portfolio - Service Class	20,502	129,962	71,046	27,603
ING Global Technology Portfolio - Service 2 Class	752	6,922	1,096	1,132
ING International Growth Opportunities Portfolio - Service Class	32,797	25,479	28,930	39,214
ING International Growth Opportunities Portfolio - Service 2 Class	2,841	1,356	2,066	1,451
ING Janus Contrarian Portfolio - Service Class	212,297	95,135	617,139	35,685
ING Janus Contrarian Portfolio - Service 2 Class	7,071	4,822	33,192	3,599
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	5,692	6,491	4,722	4,959
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	194,670	137,782	254,725	86,123
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	26,137	57,435	62,346	47,499
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	4,246	7,319	6,219	5,480
ING JPMorgan Value Opportunities Portfolio - Service Class	4,435	9,842	21,400	46,313
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	150	480	738	641
ING Julius Baer Foreign Portfolio - Service Class	175,677	105,567	291,598	73,496
ING Julius Baer Foreign Portfolio - Service 2 Class	9,062	6,716	9,827	5,781
ING Legg Mason Value Portfolio - Service Class	70,988	69,259	42,917	83,929
ING Legg Mason Value Portfolio - Service 2 Class	4,740	3,532	1,355	4,000
ING LifeStyle Aggressive Growth Portfolio - Service Class	202,260	107,106	262,752	55,272
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class	1,685	961	2,914	1,049
ING LifeStyle Conservative Portfolio - Service Class	129,382	2,041	-	-
ING LifeStyle Growth Portfolio - Service Class	1,015,688	108,959	1,209,798	44,669
ING LifeStyle Growth Portfolio - Service 2 Class	5,176	1,940	5,465	1,397
ING LifeStyle Moderate Growth Portfolio - Service Class	806,416	75,181	844,710	36,571
ING LifeStyle Moderate Growth Portfolio - Service 2 Class	5,419	4,133	12,303	1,073
ING LifeStyle Moderate Portfolio - Service Class	691,487	58,437	432,628	60,064
ING LifeStyle Moderate Portfolio - Service 2 Class	8,830	5,895	8,329	2,504
ING Limited Maturity Bond Portfolio - Service Class	11,201	46,245	4,187	50,961
ING Liquid Assets Portfolio - Service Class	1,802,623	520,982	956,760	616,912
ING Liquid Assets Portfolio - Service 2 Class	47,711	15,633	26,157	17,375
ING Lord Abbett Affiliated Portfolio - Service Class	14,922	24,861	7,398	41,793
ING Lord Abbett Affiliated Portfolio - Service 2 Class	473	392	320	587
ING Marsico Growth Portfolio - Service Class	41,610	115,684	59,561	129,662
ING Marsico Growth Portfolio - Service 2 Class	782	2,841	1,546	3,275
ING Marsico International Opportunities Portfolio - Service Class	111,810	58,445	133,976	42,848
ING MFS Total Return Portfolio - Service Class	160,438	158,141	121,954	190,148

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING MFS Total Return Portfolio - Service 2 Class	$ 7,166	$ 7,224	$ 7,717	$ 8,874
ING MFS Utilities Portfolio - Service Class	237,493	96,397	240,316	73,887
ING Mid Cap Growth Portfolio - Service Class	336	343,788	3,888	107,689
ING Mid Cap Growth Portfolio - Service Class 2	54	16,343	543	2,588
ING Multi-Manager International Small Cap Portfolio - Class S	7,406	3,266	-	-
ING Oppenheimer Active Asset Allocation Portfolio - Service Class	3,445	-	-	-
ING Oppenheimer Main Street Portfolio® - Service Class	27,708	69,359	16,070	87,783
ING Oppenheimer Main Street Portfolio® - Service 2 Class	218	586	261	742
ING PIMCO Core Bond Portfolio - Service Class	1,404,422	242,657	360,595	68,752
ING PIMCO Core Bond Portfolio - Service 2 Class	23,623	9,836	9,606	6,214
ING PIMCO High Yield Portfolio - Service Class	65,473	165,112	157,253	202,364
ING Pioneer Fund Portfolio - Service Class	6,336	18,710	12,794	23,015
ING Pioneer Mid Cap Value Portfolio - Service Class	253,544	118,959	95,332	71,948
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	570,542	234,895	453,013	138,295
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	14,096	15,260	16,922	12,392
ING T. Rowe Price Equity Income Portfolio - Service Class	133,636	110,841	77,756	140,159
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	4,732	4,088	2,928	4,023
ING Templeton Global Growth Portfolio - Service Class	27,229	57,387	43,057	57,169
ING Templeton Global Growth Portfolio - Service 2 Class	531	1,949	1,000	1,240
ING UBS U.S. Allocation Portfolio - Service Class	11,200	80,180	9,301	21,683
ING UBS U.S. Allocation Portfolio - Service 2 Class	664	4,350	514	891
ING Van Kampen Capital Growth Portfolio - Service Class	188,422	24,287	5,428	16,651
ING Van Kampen Capital Growth Portfolio - Service 2 Class	191	13,877	1,041	2,185
ING Van Kampen Global Franchise Portfolio - Service Class	57,998	61,094	76,970	65,025
ING Van Kampen Global Franchise Portfolio - Service 2 Class	7,448	10,870	4,004	6,622
ING Van Kampen Global Tactical Asset Allocation Portfolio -
Service Class	3,034	371	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	84,673	106,437	84,032	155,280
ING Van Kampen Growth and Income Portfolio - Service 2 Class	8,711	10,721	8,442	7,759
ING Van Kampen Large Cap Growth Portfolio - Service Class	13,305	160,545	16,312	46,755
ING Van Kampen Real Estate Portfolio - Service Class	111,200	151,448	151,181	315,522
ING Van Kampen Real Estate Portfolio - Service 2 Class	5,570	5,348	6,733	6,152
ING VP Index Plus International Equity Portfolio - Service Class	10,884	9,287	36,754	32,685
ING VP Index Plus International Equity Portfolio - Service 2 Class	169	258	420	372
ING Wells Fargo Disciplined Value Portfolio - Service Class	4,388	191,670	4,765	63,275
ING Wells Fargo Disciplined Value Portfolio - Service 2 Class	85	3,794	169	573
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	1,527	4,054	7,433	17,393
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class	74	82	110	749
ING Mutual Funds:
ING Diversified International Fund - Class R	36	67	435	147
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service
Class	406	72	150	335
ING American Century Small-Mid Cap Value Portfolio - Service
Class	192	103	272	263

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Baron Small Cap Growth Portfolio - Service Class	$ 92,006	$ 34,502	$ 115,531	$ 31,436
ING Columbia Small Cap Value II Portfolio - Service Class	103,851	43,859	92,019	19,349
ING Davis New York Venture Portfolio - Service Class	116,223	9,815	100,677	12,342
ING JPMorgan International Portfolio - Service Class	96,935	179,019	64,519	49,081
ING JPMorgan Mid Cap Value Portfolio - Service Class	38,474	10,410	3,134	5,102
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class	4,626	23,042	17,555	29,396
ING Neuberger Berman Partners Portfolio - Service Class	1,410	25,782	9,293	41,308
ING Neuberger Berman Regency Portfolio - Service Class	11,196	24,136	17,269	7,157
ING OpCap Balanced Value Portfolio - Service Class	207	453	280	288
ING Oppenheimer Global Portfolio - Initial Class	1,065	2,674	819	3,717
ING Oppenheimer Global Portfolio - Service Class	50,521	18,723	64,752	13,406
ING Oppenheimer Strategic Income Portfolio - Service Class	4,632	3,223	6,042	407
ING PIMCO Total Return Portfolio - Service Class	5,467	1,043	2,005	471
ING Solution 2015 Portfolio - Service Class	8,604	2,620	6,772	872
ING Solution 2025 Portfolio - Service Class	7,218	748	4,644	775
ING Solution 2035 Portfolio - Service Class	5,535	592	7,620	1,596
ING Solution 2045 Portfolio - Service Class	946	109	1,082	287
ING Solution Income Portfolio - Service Class	3,858	1,808	4,115	110
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	2,844	385	1,632	496
ING T. Rowe Price Growth Equity Portfolio - Service Class	31,668	15,930	37,862	6,192
ING Templeton Foreign Equity Portfolio - Service Class	219,959	59,611	116,313	35,930
ING Thornburg Value Portfolio - Initial Class	41	553	58	962
ING Thornburg Value Portfolio - Service Class	260	4,726	17,774	12,351
ING UBS U.S. Large Cap Equity Portfolio - Service Class	360	3,531	5,302	14,179
ING UBS U.S. Small Cap Growth Portfolio - Service Class	24	2,378	6,985	9,526
ING Van Kampen Comstock Portfolio - Service Class	37,574	28,902	37,158	20,355
ING Van Kampen Equity and Income Portfolio - Initial Class	318	749	202	508
ING Van Kampen Equity and Income Portfolio - Service Class	152,718	19,385	49,549	6,740
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class S	476	204	1,025	303
ING VP Strategic Allocation Growth Portfolio - Class S	516	81	376	216
ING VP Strategic Allocation Moderate Portfolio - Class S	302	201	340	166
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	2	6	150	1
ING VP Growth and Income Portfolio - Class S	437,216	47,269	3,224	817

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	$ 8,721	$ 70,895	$ 3,787	$ 21,554
ING GET U.S. Core Portfolio - Series 2	5,479	49,073	2,179	15,740
ING GET U.S. Core Portfolio - Series 3	3,210	9,057	1,669	22,086
ING GET U.S. Core Portfolio - Series 4	5,225	7,268	2,236	15,884
ING GET U.S. Core Portfolio - Series 5	4,308	5,202	1,814	6,192
ING GET U.S. Core Portfolio - Series 6	3,941	4,739	2,202	6,458
ING GET U.S. Core Portfolio - Series 7	2,963	3,461	1,157	7,473
ING GET U.S. Core Portfolio - Series 8	1,723	1,943	698	1,348
ING GET U.S. Core Portfolio - Series 9	1,549	1,059	492	2,999
ING GET U.S. Core Portfolio - Series 10	1,134	737	352	2,872
ING GET U.S. Core Portfolio - Series 11	1,803	1,160	504	2,575
ING GET U.S. Core Portfolio - Series 12	854	981	169	904
ING GET U.S. Core Portfolio - Series 13	2,661	13,597	330	19,308
ING GET U.S. Core Portfolio - Series 14	2,064	14,458	109,043	22,771
ING VP Global Equity Dividend Portfolio	7,969	48,546	7,474	13,183
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class S	157,195	21,941	615	132
ING Global Equity Option Portfolio - Class S	1,984	31	-	-
ING International Index Portfolio - Class S	9,607	1,711	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
Class S	214,981	41,744	-	-
ING Opportunistic Large Cap Growth Portfolio - Class S	281	273	376	71
ING Opportunistic Large Cap Value Portfolio - Class S	3,338	4,133	785	5,278
ING Russell™ Global Large Cap Index 85% Portfolio - Class S	4,040	1,426	-	-
ING Russell™ Large Cap Index Portfolio - Class S	38,457	10,460	-	-
ING Russell™ Mid Cap Index Portfolio - Class S	33,357	3,426	-	-
ING Russell™ Small Cap Index Portfolio - Class S	116,495	17,769	-	-
ING VP Index Plus LargeCap Portfolio - Class S	103,292	94,213	145,502	55,366
ING VP Index Plus MidCap Portfolio - Class S	40,631	54,718	76,612	57,405
ING VP Index Plus SmallCap Portfolio - Class S	23,724	46,622	52,914	47,861
ING VP Small Company Portfolio - Class S	65,062	11,441	1,293	402
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio -
Class S	225,953	8,759	-	-
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	25,307	77,734	26,586	33,157
ING VP International Value Portfolio - Class S	6,021	1,879	8,085	1,127
ING VP MidCap Opportunities Portfolio - Class S	355,725	33,335	497	5,968
ING VP Real Estate Portfolio - Class S	2,671	9,129	5,536	1,712
ING VP SmallCap Opportunities Portfolio - Class S	12,733	18,918	3,758	31,383
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	2,379	2,160	1,925	2,259
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	484,837	220,106	515,699	73,908
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity
Portfolio	2	31	53	40
Legg Mason Partners Variable Investors Portfolio	7	44	270	92

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio	$ 8	$ 36	$ 11	$ 30
Legg Mason Partners Variable Money Market Portfolio	3	146	179	36
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	347	285	905	316
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	7,725	1,642	1,468	441
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	5,223	1,571	10,344	1,468
Pioneer Small Cap Value VCT Portfolio - Class II	665	915	1,620	1,756
ProFunds:
ProFund VP Bull	372	6,426	13,861	42,902
ProFund VP Europe 30	2,885	4,958	950	10,594
ProFund VP Rising Rates Opportunity	1,436	8,874	9,572	23,579
ProFund VP Small-Cap	5,163	60,908	27,879	57,717
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund	287	411	132	390
Wells Fargo Advantage C&B Large Cap Value Fund	7	113	9	70
Wells Fargo Advantage Equity Income Fund	140	134	87	134
Wells Fargo Advantage Large Company Growth Fund	21	458	18	420
Wells Fargo Advantage Money Market Fund	2	86	10	197
Wells Fargo Advantage Small Cap Growth Fund	189	140	139	142
Wells Fargo Advantage Total Return Bond Fund	58	314	103	184

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements 8. Changes in Units

The changes in units outstanding for the years ended December 31, 2008 and 2007 are shown in the following table. The activity includes contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract).

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	104,608	859,682	(755,074)	49,589	690,018	(640,429)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	57,209,847	7,307,190	49,902,657	-	-	-
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	2,325	20,743	(18,418)	8,386	2,960	5,426
Columbia Federal Securities Fund, Variable Series - Class A	444	5,324	(4,880)	-	490	(490)
Columbia Large Cap Growth Fund, Variable Series - Class A	299	3,722	(3,423)	11	10,772	(10,761)
Columbia Small Cap Value Fund, Variable Series - Class B	179,657	3,140,307	(2,960,650)	246,895	3,607,340	(3,360,445)
Columbia Small Company Growth Fund, Variable Series - Class A	-	144	(144)	408	481	(73)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	3,214,538	8,981,668	(5,767,130)	7,286,695	7,379,935	(93,240)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	38,407,606	22,732,411	15,675,195	22,564,754	5,226,744	17,338,010
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	375,150	243,139	132,011	252,138	76,303	175,835
ING GET Fund:
ING GET Fund - Series U	8,133	6,231,221	(6,223,088)	27,785	1,429,250	(1,401,465)
ING GET Fund - Series V	83,696	9,515,895	(9,432,199)	41,719	2,662,149	(2,620,430)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	4,875,586	7,856,182	(2,980,596)	4,146,546	5,263,128	(1,116,582)
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	114,147	228,342	(114,195)	91,253	168,268	(77,015)
ING American Funds Asset Allocation Portfolio	23,895,240	3,215,712	20,679,528	-	-	-
ING American Funds Bond Portfolio	37,631,498	9,063,400	28,568,098	-	-	-
ING American Funds Growth Portfolio	66,078,373	41,512,481	24,565,892	29,789,417	11,277,886	18,511,531

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING American Funds Growth-Income Portfolio	40,022,856	26,811,680	13,211,176	23,002,048	9,362,784	13,639,264
ING American Funds International Portfolio	32,644,018	24,864,560	7,779,458	21,450,539	7,509,459	13,941,080
ING American Funds World Allocation Portfolio - Service Class	1,475,870	29,257	1,446,613	-	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	3	2,895	(2,892)	29,431	4,521	24,910
ING BlackRock Large Cap Growth Portfolio - Service Class	5,752,600	5,400,606	351,994	3,392,317	3,299,104	93,213
ING BlackRock Large Cap Value Portfolio - Service Class	87,456	1,082,168	(994,712)	1,152,523	2,187,803	(1,035,280)
ING BlackRock Large Cap Value Portfolio - Service 2 Class	6,407	56,978	(50,571)	22,032	42,824	(20,792)
ING Capital Guardian U.S. Equities Portfolio - Service Class	2,193,027	41,270,183	(39,077,156)	1,477,514	8,501,643	(7,024,129)
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class	12,493	571,686	(559,193)	16,799	160,582	(143,783)
ING EquitiesPlus Portfolio - Service Class	236,620	9,686,886	(9,450,266)	282,023	2,616,093	(2,334,070)
ING EquitiesPlus Portfolio - Service 2 Class	-	3,076	(3,076)	-	-	-
ING Evergreen Health Sciences Portfolio - Service Class	12,348,154	10,033,907	2,314,247	4,388,814	4,346,438	42,376
ING Evergreen Omega Portfolio - Service Class	780,203	450,969	329,234	123,710	372,983	(249,273)
ING Evergreen Omega Portfolio - Service 2 Class	919	15,342	(14,423)	12,926	25,954	(13,028)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	15,533,608	20,806,130	(5,272,522)	32,919,896	11,062,186	21,857,710
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	231,193	461,928	(230,735)	607,656	280,761	326,895
ING Focus 5 Portfolio - Service Class	20,714,284	7,849,841	12,864,443	9,998,724	415,746	9,582,978
ING Franklin Income Portfolio - Service Class	29,073,925	22,412,607	6,661,318	24,727,870	7,993,779	16,734,091
ING Franklin Income Portfolio - Service 2 Class	331,544	384,919	(53,375)	666,379	110,792	555,587
ING Franklin Mutual Shares Portfolio - Service Class	11,340,120	7,955,038	3,385,082	18,258,291	1,438,192	16,820,099
ING Franklin Templeton Founding Strategy Portfolio - Service Class	79,149,769	20,954,019	58,195,750	56,203,844	1,896,492	54,307,352
ING Global Real Estate Portfolio - Service Class	13,935,069	8,931,567	5,003,502	11,380,603	5,227,955	6,152,648
ING Global Real Estate Portfolio - Service 2 Class	95,994	79,211	16,783	157,514	68,894	88,620
ING Global Resources Portfolio - Service Class	17,080,043	13,531,849	3,548,194	8,192,476	4,611,641	3,580,835
ING Global Resources Portfolio - Service 2 Class	284,537	353,794	(69,257)	222,469	231,278	(8,809)
ING Global Technology Portfolio - Service Class	3,329,972	18,786,861	(15,456,889)	10,465,819	5,449,106	5,016,713
ING Global Technology Portfolio - Service 2 Class	14,954	454,103	(439,149)	69,329	71,773	(2,444)
ING International Growth Opportunities Portfolio - Service Class	347,675	2,195,689	(1,848,014)	50,536	2,561,047	(2,510,511)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING International Growth Opportunities Portfolio - Service 2 Class	24,951	85,424	(60,473)	897	64,326	(63,429)
ING Janus Contrarian Portfolio - Service Class	24,274,047	22,399,880	1,874,167	42,142,210	5,958,892	36,183,318
ING Janus Contrarian Portfolio - Service 2 Class	240,422	315,896	(75,474)	1,538,004	186,277	1,351,727
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	182,330	313,840	(131,510)	223,981	229,731	(5,750)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	20,248,514	19,777,306	471,208	15,526,244	8,036,460	7,489,784
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	2,331,586	6,052,262	(3,720,676)	5,325,143	4,871,239	453,904
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	66,112	531,318	(465,206)	269,344	332,299	(62,955)
ING JPMorgan Value Opportunities Portfolio - Service Class	243,112	1,134,143	(891,031)	1,835,681	4,012,744	(2,177,063)
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	3,859	46,066	(42,207)	50,178	48,886	1,292
ING Julius Baer Foreign Portfolio - Service Class	18,699,161	18,683,200	15,961	17,231,773	7,734,483	9,497,290
ING Julius Baer Foreign Portfolio - Service 2 Class	302,000	479,674	(177,674)	378,723	350,120	28,603
ING Legg Mason Value Portfolio - Service Class	5,311,958	11,855,180	(6,543,222)	6,298,586	10,000,160	(3,701,574)
ING Legg Mason Value Portfolio - Service 2 Class	200,132	456,493	(256,361)	105,163	283,900	(178,737)
ING LifeStyle Aggressive Growth Portfolio - Service Class	20,081,738	20,886,430	(804,692)	23,531,119	10,921,006	12,610,113
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class	119,492	82,910	36,582	194,362	69,860	124,502
ING LifeStyle Conservative Portfolio - Service Class	17,350,368	1,250,179	16,100,189	-	-	-
ING LifeStyle Growth Portfolio - Service Class	128,672,824	65,931,731	62,741,093	97,552,170	15,001,336	82,550,834
ING LifeStyle Growth Portfolio - Service 2 Class	393,960	164,843	229,117	394,425	112,425	282,000
ING LifeStyle Moderate Growth Portfolio - Service Class	108,054,957	55,553,992	52,500,965	72,004,448	12,849,674	59,154,774
ING LifeStyle Moderate Growth Portfolio - Service 2 Class	395,247	369,658	25,589	926,003	86,239	839,764
ING LifeStyle Moderate Portfolio - Service Class	90,761,793	39,182,323	51,579,470	42,883,011	14,146,466	28,736,545
ING LifeStyle Moderate Portfolio - Service 2 Class	774,140	616,897	157,243	643,331	194,029	449,302
ING Limited Maturity Bond Portfolio - Service Class	290,597	2,356,870	(2,066,273)	74,412	2,373,798	(2,299,386)
ING Liquid Assets Portfolio - Service Class	318,256,889	235,944,081	82,312,808	93,757,034	71,823,815	21,933,219
ING Liquid Assets Portfolio - Service 2 Class	10,022,475	6,984,421	3,038,054	2,815,522	2,022,559	792,963
ING Lord Abbett Affiliated Portfolio - Service Class	289,874	2,329,501	(2,039,627)	528,161	3,255,802	(2,727,641)
ING Lord Abbett Affiliated Portfolio - Service 2 Class	3,898	29,418	(25,520)	13,870	33,636	(19,766)
ING Marsico Growth Portfolio - Service Class	9,714,966	13,856,667	(4,141,701)	6,373,439	9,569,402	(3,195,963)
ING Marsico Growth Portfolio - Service 2 Class	99,590	230,242	(130,652)	143,040	213,203	(70,163)
ING Marsico International Opportunities Portfolio - Service Class	11,123,956	9,422,714	1,701,242	9,007,048	4,378,693	4,628,355

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING MFS Total Return Portfolio - Service Class	7,594,899	12,608,231	(5,013,332)	3,905,441	8,874,134	(4,968,693)
ING MFS Total Return Portfolio - Service 2 Class	129,192	614,062	(484,870)	329,807	644,535	(314,728)
ING MFS Utilities Portfolio - Service Class	23,836,751	19,922,925	3,913,826	16,858,864	7,663,895	9,194,969
ING Mid Cap Growth Portfolio - Service Class	154,164	15,313,207	(15,159,043)	453,203	4,190,342	(3,737,139)
ING Mid Cap Growth Portfolio - Service Class 2	5,852	1,271,771	(1,265,919)	50,146	161,152	(111,006)
ING Multi-Manager International Small Cap Portfolio - Class S	969,332	475,485	493,847	-	-	-
ING Oppenheimer Active Asset Allocation Portfolio - Service Class	427,911	16,299	411,612	-	-	-
ING Oppenheimer Main Street Portfolio® - Service Class	2,667,157	4,848,712	(2,181,555)	1,086,370	3,823,715	(2,737,345)
ING Oppenheimer Main Street Portfolio® - Service 2 Class	11,717	43,757	(32,040)	17,382	43,427	(26,045)
ING PIMCO Core Bond Portfolio - Service Class	148,312,824	68,903,229	79,409,595	32,180,852	11,423,159	20,757,693
ING PIMCO Core Bond Portfolio - Service 2 Class	2,422,074	1,361,491	1,060,583	874,413	626,201	248,212
ING PIMCO High Yield Portfolio - Service Class	7,328,265	19,504,693	(12,176,428)	14,830,119	21,624,655	(6,794,536)
ING Pioneer Fund Portfolio - Service Class	637,444	2,057,989	(1,420,545)	1,488,496	2,393,316	(904,820)
ING Pioneer Mid Cap Value Portfolio - Service Class	28,952,917	20,716,105	8,236,812	8,950,069	9,108,794	(158,725)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	28,597,491	24,119,335	4,478,156	13,154,544	7,974,624	5,179,920
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	301,468	1,194,157	(892,689)	423,559	863,366	(439,807)
ING T. Rowe Price Equity Income Portfolio - Service Class	7,655,742	9,493,239	(1,837,497)	3,558,971	5,826,295	(2,267,324)
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	186,781	364,938	(178,157)	115,777	246,775	(130,998)
ING Templeton Global Growth Portfolio - Service Class	3,095,739	4,953,235	(1,857,496)	3,345,705	3,805,315	(459,610)
ING Templeton Global Growth Portfolio - Service 2 Class	30,067	137,053	(106,986)	50,309	67,133	(16,824)
ING UBS U.S. Allocation Portfolio - Service Class	30,820	8,014,724	(7,983,904)	75,621	1,903,072	(1,827,451)
ING UBS U.S. Allocation Portfolio - Service 2 Class	8,531	360,602	(352,071)	2,104	58,309	(56,205)
ING Van Kampen Capital Growth Portfolio - Service Class	16,999,139	4,838,809	12,160,330	477,340	1,413,198	(935,858)
ING Van Kampen Capital Growth Portfolio - Service 2 Class	18,672	907,281	(888,609)	44,342	134,547	(90,205)
ING Van Kampen Global Franchise Portfolio - Service Class	6,603,917	8,484,047	(1,880,130)	6,554,668	6,017,138	537,530
ING Van Kampen Global Franchise Portfolio - Service 2 Class	151,446	779,421	(627,975)	186,901	391,454	(204,553)
ING Van Kampen Global Tactical Asset Allocation Portfolio - Service
Class	376,816	58,534	318,282	-	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	3,960,823	6,953,624	(2,992,801)	2,255,192	5,781,347	(3,526,155)
ING Van Kampen Growth and Income Portfolio - Service 2 Class	216,645	833,877	(617,232)	241,010	483,252	(242,242)
ING Van Kampen Large Cap Growth Portfolio - Service Class	1,621,728	16,537,045	(14,915,317)	2,173,506	4,749,350	(2,575,844)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Van Kampen Real Estate Portfolio - Service Class	1,895,100	4,168,239	(2,273,139)	2,200,314	5,656,024	(3,455,710)
ING Van Kampen Real Estate Portfolio - Service 2 Class	99,116	313,390	(214,274)	162,695	276,870	(114,175)
ING VP Index Plus International Equity Portfolio - Service Class	316,780	1,041,046	(724,266)	3,523,727	2,966,888	556,839
ING VP Index Plus International Equity Portfolio - Service 2 Class	1,387	22,864	(21,477)	31,966	26,632	5,334
ING Wells Fargo Disciplined Value Portfolio - Service Class	495,396	9,464,345	(8,968,949)	364,639	2,653,205	(2,288,566)
ING Wells Fargo Disciplined Value Portfolio - Service 2 Class	1,754	290,581	(288,827)	10,864	32,408	(21,544)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	49,110	449,683	(400,573)	871,831	1,703,447	(831,616)
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class	419	7,989	(7,570)	10,381	65,860	(55,479)
ING Mutual Funds:
ING Diversified International Fund - Class R	1,357	6,179	(4,822)	41,018	14,524	26,494
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	12,181	6,516	5,665	6,241	23,235	(16,994)
ING American Century Small-Mid Cap Value Portfolio - Service Class	8,498	6,369	2,129	10,345	14,993	(4,648)
ING Baron Small Cap Growth Portfolio - Service Class	14,185,144	9,097,198	5,087,946	10,615,603	4,068,626	6,546,977
ING Columbia Small Cap Value II Portfolio - Service Class	18,865,474	12,373,074	6,492,400	10,796,437	3,737,600	7,058,837
ING Davis New York Venture Portfolio - Service Class	17,588,696	6,274,019	11,314,677	10,139,826	2,365,738	7,774,088
ING JPMorgan International Portfolio - Service Class	1,116,856	10,663,229	(9,546,373)	4,668,459	3,781,283	887,176
ING JPMorgan Mid Cap Value Portfolio - Service Class	4,500,990	1,905,326	2,595,664	247,695	430,579	(182,884)
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	1,110,284	2,547,033	(1,436,749)	2,222,837	2,867,147	(644,310)
ING Neuberger Berman Partners Portfolio - Service Class	515,915	2,985,982	(2,470,067)	388,810	3,835,983	(3,447,173)
ING Neuberger Berman Regency Portfolio - Service Class	1,543,565	2,816,360	(1,272,795)	1,903,238	939,755	963,483
ING OpCap Balanced Value Portfolio - Service Class	4,127	54,033	(49,906)	15,254	22,040	(6,786)
ING Oppenheimer Global Portfolio - Initial Class	34,824	244,888	(210,064)	25,562	263,881	(238,319)
ING Oppenheimer Global Portfolio - Service Class	5,982,499	4,603,003	1,379,496	5,060,340	1,995,229	3,065,111
ING Oppenheimer Strategic Income Portfolio - Service Class	591,212	539,474	51,738	537,568	59,995	477,573
ING PIMCO Total Return Portfolio - Service Class	508,319	181,381	326,938	175,876	49,256	126,620
ING Solution 2015 Portfolio - Service Class	807,195	292,478	514,717	606,041	118,452	487,589
ING Solution 2025 Portfolio - Service Class	697,835	106,385	591,450	376,979	68,156	308,823
ING Solution 2035 Portfolio - Service Class	421,452	36,400	385,052	614,276	145,947	468,329

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2045 Portfolio - Service Class	79,705	10,611	69,094	85,663	25,557	60,106
ING Solution Income Portfolio - Service Class	352,910	179,167	173,743	371,396	15,267	356,129
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	173,642	38,243	135,399	92,840	40,400	52,440
ING T. Rowe Price Growth Equity Portfolio - Service Class	4,856,598	3,124,542	1,732,056	3,927,246	912,915	3,014,331
ING Templeton Foreign Equity Portfolio - Service Class	23,495,762	10,533,852	12,961,910	10,843,184	4,355,628	6,487,556
ING Thornburg Value Portfolio - Initial Class	12,370	70,971	(58,601)	23,570	107,590	(84,020)
ING Thornburg Value Portfolio - Service Class	66,473	494,495	(428,022)	1,767,400	1,252,554	514,846
ING UBS U.S. Large Cap Equity Portfolio - Service Class	74,285	364,563	(290,278)	536,086	1,188,444	(652,358)
ING UBS U.S. Small Cap Growth Portfolio - Service Class	77,036	333,748	(256,712)	716,057	976,619	(260,562)
ING Van Kampen Comstock Portfolio - Service Class	4,752,673	5,122,227	(369,554)	3,683,459	2,777,229	906,230
ING Van Kampen Equity and Income Portfolio - Initial Class	4,321	66,669	(62,348)	653	38,605	(37,952)
ING Van Kampen Equity and Income Portfolio - Service Class	15,369,468	5,160,161	10,209,307	4,313,892	1,149,257	3,164,635
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class S	22,249	15,008	7,241	66,377	20,091	46,286
ING VP Strategic Allocation Growth Portfolio - Class S	24,916	4,989	19,927	19,553	12,080	7,473
ING VP Strategic Allocation Moderate Portfolio - Class S	12,127	13,804	(1,677)	18,075	9,633	8,442
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	68	477	(409)	15,093	27	15,066
ING VP Growth and Income Portfolio - Class S	54,369,875	10,094,718	44,275,157	231,814	53,562	178,252
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	116,698	6,726,948	(6,610,250)	68,048	1,839,469	(1,771,421)
ING GET U.S. Core Portfolio - Series 2	141,695	4,918,370	(4,776,675)	11,269	1,371,451	(1,360,182)
ING GET U.S. Core Portfolio - Series 3	99,250	896,367	(797,117)	461,393	2,478,009	(2,016,616)
ING GET U.S. Core Portfolio - Series 4	132,927	737,417	(604,490)	659,129	2,023,924	(1,364,795)
ING GET U.S. Core Portfolio - Series 5	30,371	435,448	(405,077)	313,238	787,386	(474,148)
ING GET U.S. Core Portfolio - Series 6	15,244	432,401	(417,157)	140,486	669,356	(528,870)
ING GET U.S. Core Portfolio - Series 7	71,084	381,434	(310,350)	113,190	750,603	(637,413)
ING GET U.S. Core Portfolio - Series 8	58,893	230,012	(171,119)	3,065	104,812	(101,747)
ING GET U.S. Core Portfolio - Series 9	27,518	117,771	(90,253)	5,684	258,939	(253,255)
ING GET U.S. Core Portfolio - Series 10	93,484	153,870	(60,386)	10,278	253,221	(242,943)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 11	26,699	121,272	(94,573)	207,824	427,490	(219,666)
ING GET U.S. Core Portfolio - Series 12	3,294	91,027	(87,733)	12,091	83,121	(71,030)
ING GET U.S. Core Portfolio - Series 13	2,187,257	3,476,413	(1,289,156)	18,043	1,797,294	(1,779,251)
ING GET U.S. Core Portfolio - Series 14	574,041	1,850,938	(1,276,897)	9,914,485	1,254,365	8,660,120
ING VP Global Equity Dividend Portfolio	13,743	5,509,267	(5,495,524)	35,219	1,319,249	(1,284,030)
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class S	19,307,804	5,970,899	13,336,905	41,686	10,858	30,828
ING Global Equity Option Portfolio - Class S	269,308	8,647	260,661	-	-	-
ING International Index Portfolio - Class S	1,344,546	346,297	998,249	-	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio - Class S	26,307,158	8,888,992	17,418,166	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class S	24,035	24,639	(604)	28,426	6,159	22,267
ING Opportunistic Large Cap Value Portfolio - Class S	76,054	482,859	(406,805)	74,779	474,964	(400,185)
ING Russell™ Global Large Cap Index 85% Portfolio - Class S	559,291	224,391	334,900	-	-	-
ING Russell™ Large Cap Index Portfolio - Class S	5,347,374	1,928,900	3,418,474	-	-	-
ING Russell™ Mid Cap Index Portfolio - Class S	4,727,979	1,024,428	3,703,551	-	-	-
ING Russell™ Small Cap Index Portfolio - Class S	14,797,236	4,654,693	10,142,543	-	-	-
ING VP Index Plus LargeCap Portfolio - Class S	9,830,865	11,570,172	(1,739,307)	14,794,359	6,908,813	7,885,546
ING VP Index Plus MidCap Portfolio - Class S	3,015,661	6,163,391	(3,147,730)	6,575,887	6,157,291	418,596
ING VP Index Plus SmallCap Portfolio - Class S	2,437,053	5,151,198	(2,714,145)	4,376,954	5,000,708	(623,754)
ING VP Small Company Portfolio - Class S	8,414,905	2,700,247	5,714,658	60,397	29,488	30,909
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio -
Class S	29,686,496	5,744,115	23,942,381	-	-	-
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	3,145,142	9,261,640	(6,116,498)	2,574,858	3,362,250	(787,392)
ING VP International Value Portfolio - Class S	308,055	200,121	107,934	356,474	103,828	252,646
ING VP MidCap Opportunities Portfolio - Class S	39,227,782	7,465,272	31,762,510	65,351	627,961	(562,610)
ING VP Real Estate Portfolio - Class S	142,755	742,451	(599,696)	380,145	172,000	208,145
ING VP SmallCap Opportunities Portfolio - Class S	576,329	2,931,439	(2,355,110)	801,987	3,753,438	(2,951,451)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	154,763	244,970	(90,207)	151,904	245,344	(93,440)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	72,084,714	56,248,042	15,836,672	51,657,398	15,860,782	35,796,616
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity
Portfolio	41	1,863	(1,822)	29	2,145	(2,116)
Legg Mason Partners Variable Investors Portfolio	438	5,875	(5,437)	26,328	8,991	17,337
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio	13	2,153	(2,140)	44	1,624	(1,580)
Legg Mason Partners Variable Money Market Portfolio	700	11,400	(10,700)	13,241	2,667	10,574
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	18,190	17,432	758	45,506	17,822	27,684
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	787,873	264,788	523,085	140,529	48,748	91,781
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	424,102	242,777	181,325	633,970	153,393	480,577
Pioneer Small Cap Value VCT Portfolio - Class II	42,454	140,795	(98,341)	45,038	179,382	(134,344)
ProFunds:
ProFund VP Bull	241,994	947,511	(705,517)	1,643,998	4,462,811	(2,818,813)
ProFund VP Europe 30	50,496	485,032	(434,536)	27,228	833,461	(806,233)
ProFund VP Rising Rates Opportunity	248,601	1,391,333	(1,142,732)	1,493,646	3,380,268	(1,886,622)
ProFund VP Small-Cap	287,439	5,413,204	(5,125,765)	1,807,007	4,774,204	(2,967,197)
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund	1,340	32,662	(31,322)	412	26,763	(26,351)
Wells Fargo Advantage C&B Large Cap Value Fund	298	9,273	(8,975)	236	4,255	(4,019)
Wells Fargo Advantage Equity Income Fund	2,424	13,327	(10,903)	147	7,839	(7,692)
Wells Fargo Advantage Large Company Growth Fund	4,152	48,046	(43,894)	1,775	32,803	(31,028)
Wells Fargo Advantage Money Market Fund	-	8,122	(8,122)	-	18,720	(18,720)
Wells Fargo Advantage Small Cap Growth Fund	372	9,704	(9,332)	166	8,000	(7,834)
Wells Fargo Advantage Total Return Bond Fund	2	26,260	(26,258)	3,957	15,062	(11,105)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

9.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value
	AIM V.I. Leisure Fund - Series I Shares
	Contracts in accumulation period:
	Band 4	4,742.952	$ 7.95	$ 37,706
	Band 5	6,468.665	7.92	51,232
	Band 6	267,247.389	7.87	2,103,237
	Band 7	301,705.626	7.84	2,365,372
	Band 8	64,491.267	7.79	502,387
	Band 9	33,109.303	7.76	256,928
	Band 10	251,551.788	7.74	1,947,011
	Band 11	82,780.105	7.71	638,235
	Band 12	109,827.602	7.69	844,574
	Band 13	178,444.804	7.66	1,366,887
	Band 14	315,814.631	7.61	2,403,349
	Band 15	83,040.546	7.58	629,447
	Band 16	4,902.420	7.53	36,915
	Band 17	187,576.807	7.50	1,406,826
	Band 18	1,547.001	7.48	11,572
	Band 19	45,659.264	7.43	339,248
	Band 20	221,649.320	7.63	1,691,184
	Band 21	30,155.943	7.56	227,979
	Band 26	11,818.298	8.11	95,846
	Band 27	13,508.906	7.95	107,396
	Band 28	403.891	7.87	3,179
	Band 29	16,489.846	7.84	129,280
	Band 30	12,158.036	7.68	93,374
	Band 31	3,826.083	7.61	29,116
	Band 32	445.983	7.46	3,327
	Band 34	817.385	7.28	5,951
	Band 41	7,777.692	7.89	61,366
	Band 42	1,886.347	7.81	14,732
	Band 43	14,291.781	7.75	110,761
	Band 45	1,899.865	6.80	12,919
	Band 46	43,212.524	6.57	283,906
	Band 47	8,571.531	6.53	55,972
		2,327,823.601		$ 17,867,214

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
BlackRock Global Allocation V.I. Fund - Class III
Contracts in accumulation period:
Band 2	8,355.500	$ 8.02	$ 67,011
Band 4	19,888.089	8.00	159,105
Band 5	5,483.069	8.00	43,865
Band 6	5,658,471.677	7.99	45,211,189
Band 7	1,398,127.123	7.99	11,171,036
Band 8	3,029,922.707	7.98	24,178,783
Band 9	99,300.657	7.98	792,419
Band 10	14,862,682.360	7.98	118,604,205
Band 11	1,684,293.624	7.97	13,423,820
Band 12	167,445.465	7.97	1,334,540
Band 13	2,906,934.491	7.97	23,168,268
Band 14	2,686,180.582	7.96	21,381,997
Band 15	4,810,195.451	7.96	38,289,156
Band 16	323,318.190	7.95	2,570,380
Band 17	3,501,780.443	7.95	27,839,155
Band 18	6,638.649	7.95	52,777
Band 19	122,021.433	7.94	968,850
Band 20	1,238,981.213	7.97	9,874,680
Band 21	130,423.786	7.96	1,038,173
Band 26	157,682.953	8.02	1,264,617
Band 27	32,380.386	8.00	259,043
Band 28	219.205	7.99	1,751
Band 29	144,330.733	7.99	1,153,203
Band 30	29,713.794	7.97	236,819
Band 31	17,229.101	7.96	137,144
Band 34	10,017.043	7.92	79,335
Band 38	138,659.517	8.02	1,112,049
Band 41	2,681.829	7.97	21,374
Band 43	89,906.036	7.95	714,753
Band 45	1,211.413	7.92	9,594
Band 46	3,862,644.533	7.94	30,669,398
Band 47	868,355.783	7.94	6,894,745
Band 50	3,871.173	7.97	30,853
Band 55	1,451.509	7.98	11,583
Band 56	1,838,877.576	8.01	14,729,409
Band 57	22,562.738	7.97	179,825
Band 59	9,878.613	7.94	78,436
Band 60	10,538.377	7.98	84,096
	49,902,656.821		$ 397,837,436

164

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Asset Allocation Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	667.658	$ 11.45	$ 7,645
Band 7	13,135.132	11.42	150,003
Band 8	3,321.125	11.35	37,695
Band 9	3,753.571	11.32	42,490
Band 11	1,169.047	11.25	13,152
Band 13	940.899	11.19	10,529
	22,987.432		$ 261,514
Columbia Federal Securities Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 7	1,824.374	$ 11.93	$ 21,765
Band 13	423.964	11.69	4,956
	2,248.338		$ 26,721
Columbia Large Cap Growth Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	1,967.151	$ 7.67	$ 15,088
Band 7	23,763.492	7.66	182,028
Band 9	1,668.272	7.61	12,696
Band 11	1,020.021	7.58	7,732
Band 13	3,532.037	7.55	26,667
Band 14	1,802.213	7.52	13,553
	33,753.186		$ 257,764
Columbia Small Cap Value Fund, Variable Series -
Class B
Contracts in accumulation period:
Band 2	1,770.705	$ 9.24	$ 16,361
Band 4	9,229.941	14.06	129,773
Band 5	12,823.214	14.02	179,781
Band 6	1,517,241.636	13.94	21,150,348
Band 7	1,030,404.839	13.90	14,322,627
Band 8	489,524.074	13.82	6,765,223
Band 9	51,903.561	13.78	715,231
Band 10	1,247,387.731	13.74	17,139,107
Band 11	434,602.599	13.70	5,954,056
Band 12	195,677.623	13.66	2,672,956
Band 13	490,206.035	13.62	6,676,606
Band 14	1,667,317.663	13.54	22,575,481
Band 15	464,505.745	13.51	6,275,473
Band 16	57,651.473	13.43	774,259
Band 17	1,052,464.286	13.39	14,092,497
Band 18	13,136.255	13.35	175,369
Band 19	64,510.565	13.27	856,055
Band 20	1,007,368.823	13.58	13,680,069
Band 21	77,471.702	13.47	1,043,544
Band 26	27,505.082	9.25	254,422

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Small Cap Value Fund, Variable Series -
Class B (continued)
Band 27	10,980.998	$ 9.15	$ 100,476
Band 28	1,152.898	9.10	10,491
Band 29	21,383.735	9.08	194,164
Band 30	11,727.516	8.98	105,313
Band 31	7,124.563	8.93	63,622
Band 41	1,198.618	8.98	10,764
Band 42	2,130.389	8.92	19,003
Band 43	7,295.697	8.87	64,713
Band 44	3,154.946	8.75	27,606
Band 46	650,445.265	8.29	5,392,191
Band 47	40,940.471	8.24	337,349
	10,670,238.648		$ 141,774,930
Columbia Small Company Growth Fund, Variable
Series - Class A
Contracts in accumulation period:
Band 6	1,431.655	$ 12.07	$ 17,280
Band 7	480.446	12.03	5,780
Band 8	1,252.464	11.96	14,979
Band 13	1,104.454	11.79	13,022
	4,269.019		$ 51,061
Fidelity® VIP Equity-Income Portfolio - Service
Class 2
Contracts in accumulation period:
Band 2	4,363.889	$ 7.87	$ 34,344
Band 3	1,720.149	7.66	13,176
Band 4	138,149.150	7.72	1,066,511
Band 5	88,690.782	7.69	682,032
Band 6	3,016,228.364	7.63	23,013,822
Band 7	1,938,739.708	7.61	14,753,809
Band 8	1,074,632.971	7.55	8,113,479
Band 9	324,938.967	7.52	2,443,541
Band 10	2,321,019.263	7.49	17,384,434
Band 11	667,353.129	7.46	4,978,454
Band 12	530,273.351	7.43	3,939,931
Band 13	1,236,481.351	7.41	9,162,327
Band 14	2,619,458.761	7.35	19,253,022
Band 15	901,575.958	7.32	6,599,536
Band 16	137,248.612	7.27	997,797
Band 17	1,720,702.470	7.24	12,457,886
Band 18	33,114.483	7.21	238,755
Band 19	127,692.732	7.16	914,280
Band 20	1,385,760.259	7.38	10,226,911
Band 21	270,877.495	7.29	1,974,697
Band 25	10,215.190	7.93	81,006
Band 26	401,729.066	7.90	3,173,660

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Service
Class 2 (continued)
Band 27	154,128.876	$ 7.72	$ 1,189,875
Band 28	27,415.397	7.63	209,179
Band 29	408,019.459	7.60	3,100,948
Band 30	172,300.172	7.43	1,280,190
Band 31	122,027.041	7.35	896,899
Band 32	3,551.209	7.19	25,533
Band 33	348.631	7.08	2,468
Band 34	917.503	7.00	6,423
Band 35	289,513.207	8.02	2,321,896
Band 36	25,504.849	7.90	201,488
Band 37	32,252.793	7.81	251,894
Band 38	622,078.465	9.10	5,660,914
Band 39	97,875.854	9.00	880,883
Band 40	40,919.858	8.93	365,414
Band 41	28,951.402	8.39	242,902
Band 42	28,136.543	8.30	233,533
Band 43	124,508.892	8.23	1,024,708
Band 44	426.773	7.23	3,086
Band 45	25,291.028	7.13	180,325
Band 46	908,790.136	6.82	6,197,949
Band 47	176,414.059	6.78	1,196,087
Band 51	676.377	6.42	4,342
Band 55	1,302.959	6.52	8,495
Band 56	16,734.973	6.01	100,577
	22,259,052.556		$ 167,089,418
Fidelity® VIP Contrafund® Portfolio - Service
Class 2
Contracts in accumulation period:
Band 2	13,580.948	$ 8.72	$ 118,426
Band 4	411,910.210	10.40	4,283,866
Band 5	140,522.105	10.33	1,451,593
Band 6	11,187,819.700	8.59	96,103,371
Band 7	2,179,470.318	10.22	22,274,187
Band 8	5,979,391.179	8.55	51,123,795
Band 9	837,577.839	10.10	8,459,536
Band 10	14,367,566.180	8.82	126,721,934
Band 11	1,689,055.287	8.50	14,356,970
Band 12	444,099.829	8.48	3,765,967
Band 13	3,901,937.521	9.95	38,824,278
Band 14	5,247,164.378	8.43	44,233,596
Band 15	4,486,056.348	9.84	44,142,794
Band 16	490,869.409	8.39	4,118,394
Band 17	4,764,204.557	8.37	39,876,392
Band 18	15,967.192	8.35	133,326

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Service
Class 2 (continued)
Band 19	146,257.641	$ 8.57	$ 1,253,428
Band 20	1,602,259.423	8.74	14,003,747
Band 21	515,329.485	8.68	4,473,060
Band 26	867,530.309	10.61	9,204,497
Band 27	346,513.430	10.37	3,593,344
Band 28	83,418.807	10.25	855,043
Band 29	940,563.092	10.21	9,603,149
Band 30	306,968.232	9.98	3,063,543
Band 31	112,124.489	9.87	1,106,669
Band 32	3,117.563	9.66	30,116
Band 33	889.807	9.51	8,462
Band 34	14,475.318	9.40	136,068
Band 35	687,566.660	10.77	7,405,093
Band 36	151,254.442	10.61	1,604,810
Band 37	86,120.548	10.49	903,405
Band 38	2,609,646.792	11.12	29,019,272
Band 39	679,944.618	11.00	7,479,391
Band 40	250,630.207	10.91	2,734,376
Band 41	175,323.117	10.13	1,776,023
Band 42	54,444.826	10.02	545,537
Band 43	286,978.364	9.94	2,852,565
Band 44	14,493.000	8.72	126,379
Band 45	42,173.735	8.59	362,272
Band 46	5,187,986.499	8.34	43,267,807
Band 47	742,258.188	8.29	6,153,320
Band 50	35,092.835	7.11	249,510
Band 51	798.678	7.06	5,639
Band 52	12,249.618	7.17	87,830
Band 53	769.975	7.13	5,490
Band 54	3,039.638	7.07	21,490
Band 55	9,056.027	7.16	64,841
Band 56	766,618.524	5.95	4,561,380
Band 57	2,753.171	5.92	16,299
Band 58	1,107.322	5.90	6,533
Band 59	1,573.297	5.89	9,267
Band 60	3,244.329	5.92	19,206
	72,901,765.006		$ 656,597,286
Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Band 35	65,436.400	$ 11.69	$ 764,952
Band 36	16,717.872	11.52	192,590
Band 37	8,901.301	11.40	101,475
Band 38	335,194.667	11.94	4,002,224
Band 39	165,926.765	11.81	1,959,595
Band 40	19,263.165	11.71	225,572
	611,440.170		$ 7,246,408

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
Band 2	46,421.759	$ 12.60	$ 584,914
Band 3	2,287.535	12.04	27,542
Band 4	86,648.710	12.20	1,057,114
Band 5	67,890.087	12.12	822,828
Band 6	2,456,785.774	11.97	29,407,726
Band 7	1,277,246.835	11.89	15,186,465
Band 8	1,903,819.206	11.73	22,331,799
Band 9	278,070.081	11.66	3,242,297
Band 10	1,526,860.917	11.58	17,681,049
Band 11	2,600,942.493	11.51	29,936,848
Band 12	427,938.042	11.43	4,891,332
Band 13	1,131,514.498	11.36	12,854,005
Band 14	1,779,695.788	11.21	19,950,390
Band 15	598,795.206	11.14	6,670,579
Band 16	52,336.765	11.00	575,704
Band 17	932,094.646	10.93	10,187,794
Band 18	16,324.097	10.86	177,280
Band 19	66,752.667	10.71	714,921
Band 20	474,979.306	11.29	5,362,516
Band 21	78,093.455	11.07	864,495
Band 25	14,247.769	12.76	181,802
Band 26	39,823.038	7.45	296,682
Band 27	13,502.575	7.36	99,379
Band 28	3,878.798	7.32	28,393
Band 29	58,523.064	7.31	427,804
Band 30	30,011.668	7.23	216,984
Band 31	12,436.555	7.19	89,419
Band 32	195.668	7.11	1,391
Band 38	69,753.608	6.10	425,497
Band 41	9,931.177	7.23	71,802
Band 42	1,623.607	7.17	11,641
Band 43	30,638.669	7.13	218,454
Band 44	1,276.033	7.04	8,983
Band 45	314.786	7.00	2,204
Band 46	987,212.174	5.99	5,913,401
Band 47	81,770.191	5.96	487,350
Band 50	3,012.291	6.01	18,104
Band 51	2,580.375	5.97	15,405
Band 54	977.970	5.98	5,848
Band 55	3,479.767	6.05	21,053
Band 56	96,893.220	5.87	568,763
Band 57	835.315	5.84	4,878
	17,268,416.185		$ 191,642,835

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING AllianceBernstein Mid Cap Growth Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	158,227.777	$ 12.28	$ 1,943,037
Band 8	76.049	12.16	925
Band 10	71,794.225	12.09	867,992
Band 11	3,751.051	12.05	45,200
Band 12	29,019.372	12.01	348,523
Band 13	3,684.846	6.05	22,293
Band 14	46,158.899	6.42	296,340
Band 15	138,519.400	6.40	886,524
Band 17	54,863.918	6.36	348,935
Band 20	269,947.593	11.93	3,220,475
Band 46	148,842.568	5.95	885,613
	924,885.698		$ 8,865,857
ING American Funds Asset Allocation Portfolio
Contracts in accumulation period:
Band 2	6,970.807	$ 7.21	$ 50,260
Band 4	30,536.826	7.20	219,865
Band 5	2,553.282	7.19	18,358
Band 6	3,167,030.554	7.19	22,770,950
Band 7	407,806.038	7.19	2,932,125
Band 8	1,209,035.691	7.18	8,680,876
Band 9	6,019.093	7.18	43,217
Band 10	6,791,321.072	7.18	48,761,685
Band 11	939,254.696	7.17	6,734,456
Band 12	49,722.167	7.17	356,508
Band 13	984,329.324	7.17	7,057,641
Band 14	671,271.588	7.16	4,806,305
Band 15	2,220,231.182	7.16	15,896,855
Band 16	183,653.180	7.16	1,314,957
Band 17	861,696.519	7.15	6,161,130
Band 19	3,549.634	7.15	25,380
Band 20	614,586.844	7.17	4,406,588
Band 21	5,282.052	7.16	37,819
Band 26	6,595.481	7.21	47,553
Band 27	4,435.442	7.20	31,935
Band 29	24,539.047	7.19	176,436
Band 30	77,204.502	7.17	553,556
Band 31	126.483	7.16	906
Band 38	12,762.311	7.21	92,016
Band 41	377.004	7.17	2,703
Band 42	13,579.183	7.16	97,227
Band 43	23,294.447	7.16	166,788
Band 45	135.656	7.13	967

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Asset Allocation Portfolio
(continued)
Band 46	1,142,003.815	$ 7.15	$ 8,165,327
Band 47	144,997.261	7.14	1,035,280
Band 56	1,004,066.415	7.20	7,229,278
Band 57	40,199.525	7.18	288,633
Band 59	12,425.290	7.15	88,841
Band 60	17,935.721	7.18	128,778
	20,679,528.132		$ 148,381,199
ING American Funds Bond Portfolio
Contracts in accumulation period:
Band 2	17,463.432	$ 9.03	$ 157,695
Band 4	108,650.449	8.86	962,643
Band 5	11,755.180	9.01	105,914
Band 6	4,629,576.023	8.85	40,971,748
Band 7	738,443.059	8.84	6,527,837
Band 8	1,811,922.223	8.84	16,017,392
Band 9	150,716.108	8.83	1,330,823
Band 10	6,792,467.190	8.83	59,977,485
Band 11	1,125,423.593	8.82	9,926,236
Band 12	208,410.094	8.82	1,838,177
Band 13	1,643,858.765	8.81	14,482,396
Band 14	1,618,624.480	8.81	14,260,082
Band 15	2,361,763.174	8.80	20,783,516
Band 16	102,771.637	8.79	903,363
Band 17	1,672,931.763	8.79	14,705,070
Band 18	5,400.044	8.79	47,466
Band 19	20,375.011	8.78	178,893
Band 20	779,965.404	8.81	6,871,495
Band 21	26,894.067	8.80	236,668
Band 26	44,946.753	9.04	406,319
Band 27	14,956.022	9.02	134,903
Band 28	18,337.658	9.01	165,222
Band 29	133,576.004	9.00	1,202,184
Band 30	43,206.606	8.98	387,995
Band 31	57,287.382	8.97	513,868
Band 32	722.349	8.95	6,465
Band 33	653.612	8.94	5,843
Band 35	104,979.134	8.90	934,314
Band 36	18,380.313	8.89	163,401
Band 37	21,168.260	8.87	187,762
Band 38	797,009.635	8.88	7,077,446
Band 39	196,521.304	8.87	1,743,144
Band 40	81,936.058	8.85	725,134
Band 41	2,538.772	8.98	22,798

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Bond Portfolio (continued)
Band 42	1,370.294	$ 8.97	$ 12,292
Band 43	56,101.151	8.96	502,666
Band 45	318.256	8.93	2,842
Band 46	1,885,154.268	8.78	16,551,654
Band 47	203,705.464	8.77	1,786,497
Band 55	10,197.571	8.84	90,147
Band 56	982,559.381	8.87	8,715,302
Band 57	42,098.277	8.82	371,307
Band 59	9,314.530	8.78	81,782
Band 60	11,125.435	8.83	98,238
Band 61	2,521.776	8.81	22,217
	28,568,097.961		$ 252,196,641
ING American Funds Growth Portfolio
Contracts in accumulation period:
Band 2	88,041.155	$ 9.06	$ 797,653
Band 4	1,107,754.378	8.94	9,903,324
Band 5	220,042.522	8.92	1,962,779
Band 6	26,599,640.420	8.87	235,938,811
Band 7	9,893,947.635	8.84	87,462,497
Band 8	12,347,551.890	8.80	108,658,457
Band 9	2,427,888.486	8.77	21,292,582
Band 10	29,486,642.510	8.75	258,008,122
Band 11	5,030,657.922	8.72	43,867,337
Band 12	1,409,201.453	8.70	12,260,053
Band 13	8,891,893.722	8.68	77,181,638
Band 14	16,053,739.250	8.63	138,543,770
Band 15	13,439,437.200	8.61	115,713,554
Band 16	844,814.973	8.56	7,231,616
Band 17	15,738,966.870	8.54	134,410,777
Band 18	53,752.034	8.51	457,430
Band 19	640,582.037	8.47	5,425,730
Band 20	9,047,366.111	8.65	78,259,717
Band 21	1,212,090.695	8.58	10,399,738
Band 26	1,160,066.737	9.09	10,545,007
Band 27	382,001.157	8.94	3,415,090
Band 28	147,894.626	8.87	1,311,825
Band 29	1,268,126.568	8.84	11,210,239
Band 30	420,582.333	8.70	3,659,066
Band 31	315,600.222	8.63	2,723,630
Band 32	4,291.819	8.49	36,438
Band 33	3,245.677	8.40	27,264
Band 34	29,732.233	8.33	247,670
Band 35	281,820.963	7.07	1,992,474

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth Portfolio (continued)
Band 36	29,243.484	$ 7.03	$ 205,582
Band 37	47,047.033	9.01	423,894
Band 38	3,283,374.639	7.01	23,016,456
Band 39	657,871.380	6.97	4,585,364
Band 40	315,228.286	6.93	2,184,532
Band 41	249,976.953	8.70	2,174,799
Band 42	171,291.445	8.61	1,474,819
Band 43	612,577.156	8.54	5,231,409
Band 44	36,746.686	7.68	282,215
Band 45	53,185.739	7.56	402,084
Band 46	12,796,149.960	7.39	94,563,548
Band 47	1,269,952.887	7.35	9,334,154
Band 50	33,925.982	6.61	224,251
Band 51	78,915.529	6.56	517,686
Band 52	6,630.402	6.67	44,225
Band 53	4,914.733	6.63	32,585
Band 54	9,629.811	6.57	63,268
Band 55	53,101.916	6.65	353,128
Band 56	2,783,949.467	5.78	16,091,228
Band 57	30,226.838	5.75	173,804
Band 59	17,312.070	5.72	99,025
Band 60	9,174.000	5.76	52,842
Band 61	3,882.449	5.74	22,285
Band 62	5,354.997	5.72	30,631
	181,107,037.440		$ 1,544,528,102
ING American Funds Growth-Income Portfolio
Contracts in accumulation period:
Band 2	56,717.205	$ 8.96	$ 508,186
Band 4	1,203,246.379	8.84	10,636,698
Band 5	86,505.313	8.81	762,112
Band 6	17,876,389.200	8.76	156,597,169
Band 7	6,340,545.582	8.74	55,416,368
Band 8	8,509,722.442	8.69	73,949,488
Band 9	2,591,642.832	8.67	22,469,543
Band 10	19,704,269.010	8.65	170,441,927
Band 11	3,659,804.664	8.62	31,547,516
Band 12	832,399.684	8.60	7,158,637
Band 13	6,229,253.828	8.58	53,446,998
Band 14	11,680,308.770	8.53	99,633,034
Band 15	9,641,840.459	8.51	82,052,062
Band 16	599,067.433	8.46	5,068,110
Band 17	11,513,721.830	8.44	97,175,812
Band 18	26,482.266	8.41	222,716

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth-Income Portfolio
(continued)
Band 19	512,263.084	$ 8.37	$ 4,287,642
Band 20	5,697,060.653	8.55	48,709,869
Band 21	1,168,294.096	8.48	9,907,134
Band 26	955,254.962	8.98	8,578,190
Band 27	433,030.389	8.84	3,827,989
Band 28	131,221.475	8.76	1,149,500
Band 29	1,072,823.241	8.74	9,376,475
Band 30	409,427.310	8.60	3,521,075
Band 31	203,673.890	8.53	1,737,338
Band 32	11,676.940	8.40	98,086
Band 33	2,297.745	8.30	19,071
Band 34	66,494.665	8.24	547,916
Band 35	152,201.849	7.33	1,115,640
Band 36	32,161.886	7.28	234,139
Band 37	47,612.037	8.91	424,223
Band 38	2,090,036.983	7.27	15,194,569
Band 39	247,019.943	7.22	1,783,484
Band 40	252,807.060	7.18	1,815,155
Band 41	195,451.691	8.60	1,680,885
Band 42	128,838.583	8.51	1,096,416
Band 43	510,150.976	8.44	4,305,674
Band 44	28,236.855	7.54	212,906
Band 45	67,122.716	7.43	498,722
Band 46	8,523,872.449	7.21	61,457,120
Band 47	990,722.304	7.16	7,093,572
Band 50	23,896.960	6.95	166,084
Band 51	492,072.707	6.90	3,395,302
Band 52	2,236.151	7.02	15,698
Band 53	8,472.905	6.97	59,056
Band 54	9,814.707	6.92	67,918
Band 55	42,227.229	7.00	295,591
Band 56	2,342,258.560	6.43	15,060,723
Band 57	12,208.089	6.39	78,010
Band 59	10,584.783	6.36	67,319
Band 60	11,233.725	6.40	71,896
Band 61	3,930.792	6.38	25,078
	127,440,607.287		$ 1,075,061,841
ING American Funds International Portfolio
Contracts in accumulation period:
Band 2	75,206.334	$ 12.91	$ 970,914
Band 4	406,418.658	12.73	5,173,710
Band 5	120,700.278	12.70	1,532,894
Band 6	10,841,337.040	12.63	136,926,087
Band 7	3,913,609.308	12.60	49,311,477

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds International Portfolio
(continued)
Band 8	5,544,294.750	$ 12.53	$ 69,470,013
Band 9	1,186,780.967	12.49	14,822,894
Band 10	13,747,430.240	12.46	171,292,981
Band 11	2,347,957.413	12.43	29,185,111
Band 12	739,895.877	12.39	9,167,310
Band 13	4,068,746.926	12.36	50,289,712
Band 14	6,939,693.915	12.29	85,288,838
Band 15	5,030,646.485	12.26	61,675,726
Band 16	531,195.929	12.19	6,475,278
Band 17	6,273,127.695	12.16	76,281,233
Band 18	25,978.068	12.13	315,114
Band 19	272,966.571	12.06	3,291,977
Band 20	2,964,726.278	12.33	36,555,075
Band 21	594,092.256	12.23	7,265,748
Band 26	627,230.774	12.94	8,116,366
Band 27	332,316.291	12.73	4,230,386
Band 28	61,742.600	12.63	779,809
Band 29	614,421.963	12.60	7,741,717
Band 30	213,978.438	12.39	2,651,193
Band 31	137,719.426	12.29	1,692,572
Band 32	1,635.725	12.10	19,792
Band 33	965.056	11.97	11,552
Band 34	19,824.496	11.87	235,317
Band 35	323,096.671	8.75	2,827,096
Band 36	51,578.330	8.70	448,731
Band 37	12,963.341	12.84	166,449
Band 38	2,416,918.902	8.68	20,978,856
Band 39	367,881.494	8.62	3,171,138
Band 40	177,891.437	8.58	1,526,309
Band 41	62,595.529	12.40	776,185
Band 42	41,389.400	12.26	507,434
Band 43	270,774.942	12.16	3,292,623
Band 44	8,339.602	10.05	83,813
Band 45	37,853.908	9.88	373,997
Band 46	6,379,547.533	9.32	59,457,383
Band 47	616,655.353	9.27	5,716,395
Band 50	23,901.102	7.66	183,082
Band 51	465,476.509	7.60	3,537,621
Band 52	7,260.153	7.73	56,121
Band 53	1,946.418	7.68	14,948
Band 54	10,399.551	7.62	79,245
Band 55	24,727.197	7.71	190,647
Band 56	1,629,793.621	5.81	9,469,101

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds International Portfolio
(continued)
Band 57	28,997.567	$ 5.78	$ 167,606
Band 58	1,119.951	5.76	6,451
Band 59	7,624.619	5.75	43,842
Band 60	6,646.780	5.78	38,418
Band 61	2,714.832	5.77	15,665
Band 62	5,170.379	5.75	29,730
	80,617,904.878		$ 953,929,682
ING American Funds World Allocation Portfolio -
Service Class
Contracts in accumulation period:
Band 6	296,479.559	$ 9.08	$ 2,692,034
Band 7	18,871.741	9.08	171,355
Band 8	84,689.539	9.08	768,981
Band 9	432.978	9.08	3,931
Band 10	447,067.002	9.08	4,059,368
Band 11	88,971.529	9.07	806,972
Band 13	55,276.319	9.07	501,356
Band 14	10,077.226	9.07	91,400
Band 15	241,754.551	9.07	2,192,714
Band 17	37,707.668	9.06	341,631
Band 20	7,622.916	9.07	69,140
Band 38	225.505	9.09	2,050
Band 46	123,955.060	9.06	1,123,033
Band 47	6,130.864	9.05	55,484
Band 56	27,350.794	9.09	248,619
	1,446,613.251		$ 13,128,068
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Contracts in accumulation period:
Band 35	14,972.758	$ 5.95	$ 89,088
Band 38	5,753.240	5.92	34,059
Band 40	1,292.360	5.89	7,612
	22,018.358		$ 130,759
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	10,235.777	$ 8.16	$ 83,524
Band 3	3,503.005	7.97	27,919
Band 4	46,309.924	8.03	371,869
Band 5	95,432.631	8.00	763,461
Band 6	1,241,675.868	7.94	9,858,906
Band 7	1,056,495.542	7.92	8,367,445
Band 8	607,182.088	7.86	4,772,451

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Service
Class (continued)
Band 9	110,106.181	$ 7.84	$ 863,232
Band 10	1,686,152.549	7.81	13,168,851
Band 11	563,849.294	7.79	4,392,386
Band 12	382,378.860	7.76	2,967,260
Band 13	881,146.668	7.73	6,811,264
Band 14	1,723,705.512	7.68	13,238,058
Band 15	602,909.302	7.65	4,612,256
Band 16	54,484.783	7.60	414,084
Band 17	859,566.871	7.58	6,515,517
Band 18	25,077.115	7.55	189,332
Band 19	55,174.536	7.50	413,809
Band 20	771,754.983	7.71	5,950,231
Band 21	96,232.298	7.63	734,252
Band 25	11,676.592	8.22	95,982
Band 26	191,117.425	7.90	1,509,828
Band 27	59,793.918	7.81	466,990
Band 28	17,818.185	7.77	138,447
Band 29	57,850.623	7.75	448,342
Band 30	45,955.132	7.67	352,476
Band 31	28,574.358	7.62	217,737
Band 32	42.105	7.54	317
Band 35	7,514.977	6.65	49,975
Band 36	5,212.956	6.62	34,510
Band 37	11,416.824	6.60	75,351
Band 38	105,788.751	7.04	744,753
Band 39	4,369.757	6.59	28,797
Band 40	13,642.073	6.57	89,628
Band 41	13,642.977	7.67	104,642
Band 42	152.045	7.61	1,157
Band 43	18,623.308	7.57	140,978
Band 44	422.240	7.47	3,154
Band 45	3,109.803	7.43	23,106
Band 46	602,833.849	7.10	4,280,120
Band 47	70,575.218	7.06	498,261
Band 50	2,186.010	6.95	15,193
Band 51	685.277	6.90	4,728
Band 52	1,015.874	7.01	7,121
Band 55	5,414.067	7.00	37,898
Band 56	71,032.033	6.45	458,157
Band 57	3,013.098	6.41	19,314
Band 60	476.899	6.42	3,062
	12,227,330.161		$ 94,366,131
ING BlackRock Large Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Band 2	1,920.656	$ 9.56	$ 18,361
Band 3	305.715	9.33	2,852

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Value Portfolio - Service
Class (continued)
Band 4	26,841.414	$ 9.40	$ 252,309
Band 5	3,348.980	9.37	31,380
Band 6	315,140.553	9.30	2,930,807
Band 7	300,023.232	9.27	2,781,215
Band 8	200,460.422	9.21	1,846,240
Band 9	31,478.924	9.18	288,977
Band 10	298,716.834	9.15	2,733,259
Band 11	163,047.394	9.12	1,486,992
Band 12	57,901.179	9.09	526,322
Band 13	195,642.408	9.06	1,772,520
Band 14	470,578.251	8.99	4,230,498
Band 15	131,528.999	8.96	1,178,500
Band 16	8,722.945	8.90	77,634
Band 17	285,575.842	8.87	2,533,058
Band 18	10,822.169	8.84	95,668
Band 19	53,659.843	8.78	471,133
Band 20	199,057.781	9.03	1,797,492
Band 21	13,670.856	8.93	122,081
Band 25	1,549.595	9.62	14,907
Band 26	11,162.495	8.56	95,551
Band 27	3,798.260	8.46	32,133
Band 28	582.112	8.41	4,896
Band 29	12,954.913	8.40	108,821
Band 30	9,977.002	8.30	82,809
Band 31	3,201.496	8.26	26,444
Band 41	5.102	8.31	42
Band 43	21,637.368	8.20	177,426
Band 46	200,576.640	7.74	1,552,463
Band 47	39,644.056	7.69	304,863
Band 50	2,096.149	7.31	15,323
Band 51	1,430.993	7.26	10,389
	3,077,060.578		$ 27,603,365
ING BlackRock Large Cap Value Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	24,129.583	$ 11.21	$ 270,493
Band 10	57,512.345	11.03	634,361
Band 11	712.520	10.99	7,831
Band 12	17,831.231	10.96	195,430
Band 13	1,639.187	7.82	12,818
Band 14	5,680.781	8.10	46,014
Band 15	33,583.261	8.08	271,353
Band 17	4,107.257	8.02	32,940
Band 20	52,845.051	10.89	575,483
Band 46	21,546.148	7.69	165,690
	219,587.364		$ 2,212,413

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Health Sciences Portfolio - Service
Class
Contracts in accumulation period:
Band 2	10,397.831	$ 9.29	$ 96,596
Band 3	404.585	9.14	3,698
Band 4	54,801.320	9.18	503,076
Band 5	63,961.075	9.16	585,883
Band 6	2,462,016.955	9.12	22,453,595
Band 7	1,526,712.294	9.09	13,877,815
Band 8	1,357,625.326	9.05	12,286,509
Band 9	105,082.004	9.03	948,890
Band 10	2,194,489.442	9.01	19,772,350
Band 11	765,831.949	8.99	6,884,829
Band 12	365,994.126	8.97	3,282,967
Band 13	1,358,965.302	8.94	12,149,150
Band 14	2,035,890.064	8.90	18,119,422
Band 15	920,324.993	8.88	8,172,486
Band 16	125,433.078	8.84	1,108,828
Band 17	2,051,094.303	8.82	18,090,652
Band 18	68,415.145	8.80	602,053
Band 19	69,339.574	8.75	606,721
Band 20	943,090.485	8.92	8,412,367
Band 21	127,935.100	8.86	1,133,505
Band 25	9,285.937	9.33	86,638
Band 26	133,788.963	9.31	1,245,575
Band 27	30,619.730	9.18	281,089
Band 28	15,757.806	9.11	143,554
Band 29	283,943.803	9.09	2,581,049
Band 30	46,225.564	8.96	414,181
Band 31	64,844.162	8.90	577,113
Band 32	651.805	8.78	5,723
Band 34	2,735.402	8.63	23,607
Band 38	26,361.741	8.52	224,602
Band 41	26,835.671	8.97	240,716
Band 42	11,217.890	8.88	99,615
Band 43	42,561.921	8.82	375,396
Band 44	1,501.089	8.67	13,014
Band 45	10,907.634	8.61	93,915
Band 46	821,610.355	9.04	7,427,358
Band 47	131,422.300	8.99	1,181,486
Band 50	775.441	8.39	6,506
Band 51	654.580	8.33	5,453
Band 52	469.506	8.47	3,977
Band 55	8,566.232	8.45	72,385
Band 56	77,284.099	7.06	545,626
Band 57	2,891.067	7.02	20,295
Band 59	2,783.678	6.98	19,430
	18,361,501.327		$ 164,779,695

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Band 4	2,608.247	$ 8.86	$ 23,109
Band 6	74,128.330	8.80	652,329
Band 7	66,305.072	8.78	582,159
Band 8	52,586.531	8.74	459,606
Band 9	9,142.850	8.72	79,726
Band 10	204,381.352	8.70	1,778,118
Band 11	41,442.065	8.68	359,717
Band 12	15,517.166	8.66	134,379
Band 13	41,670.903	8.63	359,620
Band 14	84,278.312	8.59	723,951
Band 15	28,155.174	8.57	241,290
Band 16	4,664.795	8.53	39,791
Band 17	98,477.283	8.51	838,042
Band 19	3,230.743	8.45	27,300
Band 20	47,804.009	8.61	411,593
Band 21	356.608	8.55	3,049
Band 26	45,525.207	8.99	409,272
Band 27	12,692.436	8.86	112,455
Band 28	6,975.142	8.80	61,381
Band 29	57,876.309	8.78	508,154
Band 30	14,954.010	8.65	129,352
Band 31	3,277.063	8.59	28,150
Band 34	480.820	8.34	4,010
Band 35	1,055.546	9.47	9,996
Band 36	602.072	9.40	5,659
Band 37	278.505	9.35	2,604
Band 38	14,953.888	9.38	140,267
Band 39	713.195	9.31	6,640
Band 40	131.621	9.26	1,219
Band 41	103.224	8.66	894
Band 42	1,284.296	8.58	11,019
Band 43	6,511.317	8.52	55,476
Band 46	81,178.498	8.17	663,228
Band 47	6,495.825	8.12	52,746
Band 56	245.460	8.47	2,079
	1,030,083.874		$ 8,918,380
ING Evergreen Omega Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	22,319.995	$ 8.74	$ 195,077
Band 10	10,300.117	8.64	88,993
Band 12	5,099.050	8.60	43,852
Band 15	19,453.232	8.52	165,742
Band 17	8,829.288	8.46	74,696
Band 20	10,635.453	8.56	91,039
Band 46	17,528.608	8.13	142,508
	94,165.743		$ 801,907

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Currently payable annuity contracts:	180.787	$ 10.37	$ 1,875
Contracts in accumulation period:
Band 1	14,128.213	7.75	109,494
Band 2	156,561.387	10.37	1,623,542
Band 3	16,065.461	10.07	161,779
Band 4	243,969.665	10.16	2,478,732
Band 5	335,617.431	10.12	3,396,448
Band 6	7,990,043.151	10.03	80,140,133
Band 7	6,169,726.654	9.99	61,635,569
Band 8	5,010,768.787	9.91	49,656,719
Band 9	1,079,758.623	9.87	10,657,218
Band 10	6,531,801.163	9.83	64,207,605
Band 11	4,962,459.473	9.79	48,582,478
Band 12	1,606,529.306	9.74	15,647,595
Band 13	5,294,854.469	9.70	51,360,088
Band 14	7,188,889.682	9.62	69,157,119
Band 15	2,076,779.478	9.58	19,895,547
Band 16	321,960.100	9.50	3,058,621
Band 17	3,712,594.828	9.46	35,121,147
Band 18	154,404.391	9.42	1,454,489
Band 19	372,334.675	9.34	3,477,606
Band 20	2,558,482.636	9.66	24,714,942
Band 21	431,395.917	9.54	4,115,517
Band 24	146.593	10.82	1,586
Band 25	92,839.189	10.46	971,098
Band 26	171,018.871	9.13	1,561,402
Band 27	89,067.351	9.03	804,278
Band 28	8,028.539	8.98	72,096
Band 29	147,646.999	8.96	1,322,917
Band 30	68,514.502	8.86	607,038
Band 31	57,885.225	8.81	509,969
Band 34	554.167	8.60	4,766
Band 38	88,931.885	7.46	663,432
Band 41	38,975.521	8.87	345,713
Band 42	17,262.782	8.80	151,912
Band 43	99,605.853	8.75	871,551
Band 44	2,359.672	8.63	20,364
Band 45	2,893.889	8.58	24,830
Band 46	1,923,142.467	8.59	16,519,794
Band 47	317,226.006	8.54	2,709,110
Band 50	16,252.353	7.33	119,130
Band 51	3,879.526	7.28	28,243
Band 52	1,114.742	7.40	8,249

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class (continued)
Band 53	1,486.378	$ 7.35	$ 10,925
Band 54	3,729.930	7.29	27,191
Band 55	6,884.505	7.38	50,808
Band 56	498,365.910	6.30	3,139,705
Band 57	168.604	6.27	1,057
Band 58	1,081.808	6.25	6,761
Band 59	194.833	6.23	1,214
Band 60	3,576.220	6.27	22,423
	59,892,140.597		$ 581,231,825
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	411,319.709	$ 13.02	$ 5,355,383
Band 7	5,292.161	12.98	68,692
Band 10	336,418.899	12.82	4,312,890
Band 11	5,800.480	12.78	74,130
Band 12	85,065.743	12.74	1,083,738
Band 13	265.455	8.68	2,304
Band 14	87,015.207	9.93	864,061
Band 15	243,940.982	9.91	2,417,455
Band 17	129,706.975	9.83	1,275,020
Band 20	608,962.537	12.65	7,703,376
Band 46	261,748.416	8.54	2,235,331
	2,175,536.564		$ 25,392,380
ING Focus 5 Portfolio - Service Class
Contracts in accumulation period:
Band 4	109,782.232	$ 5.85	$ 642,226
Band 5	3.413	6.03	21
Band 6	5,640,975.365	5.84	32,943,296
Band 7	176,768.729	5.84	1,032,329
Band 8	1,436,110.160	5.83	8,372,522
Band 9	16,788.763	5.82	97,711
Band 10	7,174,466.627	5.82	41,755,396
Band 11	319,218.710	5.82	1,857,853
Band 12	27,567.096	5.81	160,165
Band 13	1,114,370.196	5.81	6,474,491
Band 14	1,215,513.084	5.80	7,049,976
Band 15	1,331,778.340	5.80	7,724,314
Band 16	217,486.950	5.79	1,259,249
Band 17	749,220.740	5.78	4,330,496
Band 18	3,293.955	5.78	19,039
Band 19	11,534.127	5.77	66,552
Band 20	94,170.586	5.80	546,189
Band 21	1,737.832	5.79	10,062

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Focus 5 Portfolio - Service Class (continued)
Band 26	434.425	$ 6.04	$ 2,624
Band 28	627.767	6.02	3,779
Band 29	16,356.869	6.02	98,468
Band 30	1,503.088	6.01	9,034
Band 31	170.787	6.00	1,025
Band 35	1,521.903	6.42	9,771
Band 36	10,042.648	6.42	64,474
Band 38	223,235.702	5.87	1,310,394
Band 39	3,845.805	6.41	24,652
Band 40	1,167.671	6.41	7,485
Band 46	1,252,147.393	5.78	7,237,412
Band 47	464,608.839	5.76	2,676,147
Band 50	1,247.864	5.81	7,250
Band 51	5,431.545	5.78	31,394
Band 52	16,141.954	5.84	94,269
Band 55	14,191.331	5.83	82,735
Band 56	779,604.205	6.00	4,677,625
Band 57	7,092.315	5.97	42,341
Band 60	7,261.405	5.97	43,351
	22,447,420.421		$ 130,766,117
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Band 2	31,950.592	$ 7.80	$ 249,215
Band 3	398.071	7.72	3,073
Band 4	249,294.907	7.74	1,929,543
Band 5	75,300.114	7.73	582,070
Band 6	4,555,948.402	7.71	35,126,362
Band 7	1,397,557.747	7.70	10,761,195
Band 8	2,309,771.775	7.68	17,739,047
Band 9	652,013.387	7.67	5,000,943
Band 10	7,440,765.308	7.66	56,996,262
Band 11	1,421,791.650	7.65	10,876,706
Band 12	326,241.391	7.64	2,492,484
Band 13	2,565,614.868	7.63	19,575,641
Band 14	3,636,173.219	7.61	27,671,278
Band 15	2,759,068.466	7.60	20,968,920
Band 16	386,324.310	7.58	2,928,338
Band 17	2,991,144.701	7.57	22,642,965
Band 18	41,709.040	7.56	315,320
Band 19	105,989.683	7.54	799,162
Band 20	768,295.012	7.62	5,854,408
Band 21	431,001.499	7.59	3,271,301
Band 26	433,035.056	7.81	3,382,004

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Income Portfolio - Service Class
(continued)
Band 27	117,603.160	$ 7.74	$ 910,248
Band 28	58,223.195	7.71	448,901
Band 29	456,916.110	7.70	3,518,254
Band 30	200,496.787	7.64	1,531,795
Band 31	81,431.898	7.61	619,697
Band 32	1,520.395	7.55	11,479
Band 33	2,740.459	7.51	20,581
Band 34	1,552.746	7.48	11,615
Band 38	371,307.745	7.84	2,911,053
Band 41	57,535.898	7.64	439,574
Band 42	12,108.811	7.60	92,027
Band 43	161,737.810	7.57	1,224,355
Band 44	3,803.794	7.49	28,490
Band 45	37,252.367	7.46	277,903
Band 46	2,802,506.675	7.55	21,158,925
Band 47	359,683.041	7.52	2,704,816
Band 50	1,152.066	7.69	8,859
Band 51	15,942.596	7.63	121,642
Band 52	420.639	7.76	3,264
Band 55	6,463.576	7.74	50,028
Band 56	441,745.745	7.13	3,149,647
Band 57	4,517.655	7.10	32,075
Band 60	2,541.832	7.10	18,047
	37,778,594.198		$ 288,459,512
ING Franklin Income Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	108,930.556	$ 7.68	$ 836,587
Band 10	242,212.738	7.63	1,848,083
Band 12	28,859.943	7.61	219,624
Band 14	13,724.840	7.58	104,034
Band 15	57,534.840	7.57	435,539
Band 17	41,264.524	7.54	311,135
Band 20	143,974.174	7.59	1,092,764
Band 46	133,690.828	7.52	1,005,355
	770,192.443		$ 5,853,121

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Band 2	20,260.579	$ 7.34	$ 148,713
Band 3	848.160	7.30	6,192
Band 4	165,454.662	7.31	1,209,474
Band 5	49,778.438	7.31	363,880
Band 6	3,054,886.529	7.29	22,270,123
Band 7	612,272.403	7.29	4,463,466
Band 8	1,499,275.780	7.27	10,899,735
Band 9	375,941.278	7.27	2,733,093
Band 10	4,632,151.927	7.26	33,629,423
Band 11	509,012.977	7.26	3,695,434
Band 12	134,731.352	7.25	976,802
Band 13	1,218,513.960	7.24	8,822,041
Band 14	1,730,012.617	7.23	12,507,991
Band 15	1,393,022.076	7.22	10,057,619
Band 16	149,159.248	7.21	1,075,438
Band 17	1,025,971.067	7.21	7,397,251
Band 18	2,926.661	7.20	21,072
Band 19	40,020.939	7.19	287,751
Band 20	397,819.004	7.24	2,880,210
Band 21	257,279.186	7.22	1,857,556
Band 26	204,721.898	7.35	1,504,706
Band 27	44,742.729	7.31	327,069
Band 28	24,590.819	7.29	179,267
Band 29	306,918.176	7.29	2,237,434
Band 30	58,149.934	7.25	421,587
Band 31	68,922.822	7.23	498,312
Band 32	222.249	7.19	1,598
Band 33	3,836.742	7.17	27,509
Band 34	314.738	7.15	2,250
Band 38	293,400.920	7.34	2,153,563
Band 41	24,344.425	7.25	176,497
Band 42	8,261.064	7.23	59,727
Band 43	65,971.069	7.21	475,651
Band 44	11,974.760	7.16	85,739
Band 45	15,913.721	7.14	113,624
Band 46	1,377,127.477	7.19	9,901,547
Band 47	129,059.370	7.17	925,356
Band 50	2,113.355	7.24	15,301
Band 51	7,184.806	7.21	51,802
Band 52	447.759	7.29	3,264
Band 55	19,111.206	7.27	138,938
Band 56	247,682.865	6.45	1,597,554
Band 57	14,311.769	6.41	91,738
Band 59	5,929.508	6.38	37,830
Band 60	588.414	6.42	3,778
	20,205,181.438		$ 146,334,905

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Templeton Founding Strategy Portfolio
- Service Class
Contracts in accumulation period:
Band 2	281.701	$ 6.13	$ 1,727
Band 4	823,534.190	6.11	5,031,794
Band 5	21,225.185	6.10	129,474
Band 6	18,040,062.900	6.09	109,863,983
Band 7	1,215,628.741	6.09	7,403,179
Band 8	6,748,633.204	6.08	41,031,690
Band 9	536,248.936	6.07	3,255,031
Band 10	31,131,535.550	6.07	188,968,421
Band 11	2,372,616.616	6.06	14,378,057
Band 12	70,023.536	6.05	423,642
Band 13	5,261,646.010	6.05	31,832,958
Band 14	8,497,380.717	6.04	51,324,180
Band 15	8,875,069.116	6.03	53,516,667
Band 16	1,485,682.620	6.02	8,943,809
Band 17	5,530,072.836	6.02	33,291,038
Band 18	375.754	6.01	2,258
Band 19	21,179.957	6.00	127,080
Band 20	1,091,373.768	6.04	6,591,898
Band 21	438,732.725	6.03	2,645,558
Band 26	69,684.393	6.14	427,862
Band 27	35,605.465	6.11	217,549
Band 28	9,062.113	6.09	55,188
Band 29	103,568.700	6.09	630,733
Band 30	110,359.289	6.05	667,674
Band 31	34,670.853	6.04	209,412
Band 32	15,066.586	6.01	90,550
Band 34	4,775.839	5.97	28,512
Band 35	39,491.325	6.81	268,936
Band 38	5,108,650.573	6.13	31,316,028
Band 39	7,749.300	6.79	52,618
Band 40	27,678.128	6.78	187,658
Band 41	1,606.050	6.06	9,733
Band 42	1,128.819	6.03	6,807
Band 43	76,981.547	6.02	463,429
Band 44	3,204.341	5.98	19,162
Band 45	21,210.640	5.97	126,628
Band 46	9,027,246.371	6.01	54,253,751
Band 47	929,524.912	5.99	5,567,854
Band 50	154,346.071	6.05	933,794
Band 51	42,115.164	6.02	253,533
Band 52	12,795.383	6.09	77,924
Band 53	4,330.787	6.06	26,245
Band 54	5,104.781	6.03	30,782
Band 55	301,867.688	6.08	1,835,356
Band 56	4,025,069.625	6.58	26,484,958
Band 57	150,052.075	6.55	982,841

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Templeton Founding Strategy Portfolio
- Service Class (continued)
Band 59	765.800	$ 6.51	$ 4,985
Band 60	18,085.002	6.55	118,457
	112,503,101.682		$ 684,111,403
ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Band 2	1,225.557	$ 7.29	$ 8,934
Band 3	961.940	7.22	6,945
Band 4	99,998.671	7.24	723,990
Band 5	14,369.158	7.23	103,889
Band 6	2,084,333.718	7.21	15,028,046
Band 7	700,495.236	7.20	5,043,566
Band 8	1,357,649.635	7.18	9,747,924
Band 9	112,936.388	7.17	809,754
Band 10	3,566,732.521	7.16	25,537,805
Band 11	401,569.158	7.15	2,871,219
Band 12	74,427.349	7.14	531,411
Band 13	812,891.830	7.13	5,795,919
Band 14	1,153,793.712	7.11	8,203,473
Band 15	1,232,833.548	7.10	8,753,118
Band 16	134,205.873	7.09	951,520
Band 17	1,387,896.336	7.08	9,826,306
Band 18	3,033.167	7.07	21,444
Band 19	100,243.627	7.05	706,718
Band 20	383,537.789	7.12	2,730,789
Band 21	57,663.597	7.09	408,835
Band 26	71,877.805	7.30	524,708
Band 27	8,440.421	7.24	61,109
Band 28	5,830.603	7.21	42,039
Band 29	76,035.132	7.20	547,453
Band 30	23,669.076	7.14	168,997
Band 31	8,881.637	7.11	63,148
Band 32	440.759	7.06	3,112
Band 35	160,121.836	5.72	915,897
Band 36	21,517.650	5.71	122,866
Band 37	6,800.468	5.70	38,763
Band 38	743,466.696	6.91	5,137,355
Band 39	286,038.204	5.70	1,630,418
Band 40	62,523.550	5.69	355,759
Band 41	15,121.710	7.14	107,969
Band 42	6,063.480	7.11	43,111
Band 43	47,537.172	7.08	336,563
Band 44	402.745	7.01	2,823
Band 45	4,250.822	6.98	29,671
Band 46	1,160,397.123	7.06	8,192,404
Band 47	139,821.597	7.03	982,946
Band 50	2,510.813	6.80	17,074
Band 51	7,677.064	6.75	51,820

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Real Estate Portfolio - Service Class
(continued)
Band 52	2,470.402	6.86	16,947
Band 53	1,620.331	6.82	11,051
Band 54	1,369.941	6.77	9,275
Band 55	26,540.266	6.85	181,801
Band 56	162,639.633	6.27	1,019,750
Band 57	22,634.612	6.24	141,240
	16,757,500.358		$ 118,567,674
ING Global Real Estate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	36,146.039	$ 7.18	$ 259,529
Band 8	951.667	7.15	6,804
Band 10	52,784.875	7.13	376,356
Band 12	4,581.682	7.11	32,576
Band 13	1,717.108	7.10	12,191
Band 14	25,456.548	7.08	180,232
Band 15	26,091.860	7.07	184,469
Band 17	9,037.122	7.05	63,712
Band 20	51,878.704	7.09	367,820
Band 46	30,035.030	7.03	211,146
	238,680.635		$ 1,694,835
ING Global Resources Portfolio - Service Class
Currently payable annuity contracts:	341.546	$ 29.77	$ 10,168
Contracts in accumulation period:
Band 1	9,296.309	30.99	288,093
Band 2	73,915.338	29.77	2,200,460
Band 3	10,492.785	27.74	291,070
Band 4	65,052.994	28.35	1,844,252
Band 5	39,942.451	28.03	1,119,587
Band 6	2,510,627.350	27.51	69,067,358
Band 7	1,343,730.445	27.19	36,536,031
Band 8	1,764,772.775	26.69	47,101,785
Band 9	197,519.815	26.38	5,210,573
Band 10	3,200,960.520	26.11	83,577,079
Band 11	903,561.561	25.85	23,357,066
Band 12	303,748.517	25.59	7,772,925
Band 13	1,456,291.730	25.33	36,887,870
Band 14	2,405,197.429	24.82	59,697,000
Band 15	1,454,848.676	24.57	35,745,632
Band 16	182,792.551	24.08	4,401,645
Band 17	2,442,119.878	23.84	58,220,138
Band 18	30,722.908	23.59	724,753
Band 19	91,839.009	23.12	2,123,318
Band 20	663,391.770	25.08	16,637,866
Band 21	120,553.249	24.33	2,933,061
Band 25	62,298.254	30.38	1,892,621
Band 26	127,955.226	12.45	1,593,043
Band 27	35,472.858	12.31	436,671

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
(continued)
Band 28	33,553.362	$ 12.24	$ 410,693
Band 29	314,130.543	12.22	3,838,675
Band 30	76,299.381	12.08	921,697
Band 31	38,394.273	12.02	461,499
Band 32	1,869.697	11.89	22,231
Band 34	489.945	11.73	5,747
Band 38	129,633.947	8.87	1,149,853
Band 41	50,297.213	12.09	608,093
Band 42	22,593.433	12.00	271,121
Band 43	99,646.762	11.93	1,188,786
Band 44	485.007	11.77	5,709
Band 45	14,784.226	11.70	172,975
Band 46	2,437,741.681	12.47	30,398,639
Band 47	378,361.226	12.39	4,687,896
Band 50	15,289.083	8.71	133,168
Band 51	7,712.765	8.64	66,638
Band 52	7,347.667	8.79	64,586
Band 53	938.212	8.73	8,191
Band 54	8,528.973	8.66	73,861
Band 55	23,284.581	8.76	203,973
Band 56	423,033.344	5.99	2,533,970
Band 57	31,441.696	5.96	187,393
Band 59	2,854.605	5.92	16,899
Band 60	1,534.448	5.96	9,145
	23,617,692.014		$ 547,111,503
ING Global Resources Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	259,962.667	$ 19.08	$ 4,960,088
Band 7	23.979	19.01	456
Band 10	182,784.796	18.77	3,430,871
Band 11	1,918.579	18.71	35,897
Band 12	49,888.818	18.65	930,426
Band 13	1,127.704	12.60	14,209
Band 14	89,897.558	12.78	1,148,891
Band 15	164,580.784	12.75	2,098,405
Band 17	84,644.573	12.66	1,071,600
Band 20	366,366.957	18.53	6,788,780
Band 46	165,759.898	12.40	2,055,423
	1,366,956.313		$ 22,535,046

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Growth Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 2	5,972.924	$ 7.98	$ 47,664
Band 4	1,642.935	7.73	12,700
Band 5	33,597.118	7.68	258,026
Band 6	1,191,087.835	7.53	8,968,891
Band 7	945,499.554	7.53	7,119,612
Band 8	561,955.830	7.43	4,175,332
Band 9	241,684.428	7.38	1,783,631
Band 10	250,136.414	7.34	1,836,001
Band 11	1,560,982.084	7.29	11,379,559
Band 12	146,587.207	7.24	1,061,291
Band 13	645,259.000	7.20	4,645,865
Band 14	975,694.696	7.10	6,927,432
Band 15	22,531.232	7.06	159,070
Band 16	13,850.108	6.97	96,535
Band 17	217,264.383	6.92	1,503,470
Band 18	19,330.109	6.88	132,991
Band 19	32,364.595	6.79	219,756
Band 20	302,516.688	7.15	2,162,994
Band 21	59,769.511	7.01	418,984
Band 25	12,271.475	8.08	99,154
Band 46	22,896.631	7.18	164,398
Band 47	1,779.132	7.13	12,685
	7,264,673.889		$ 53,186,041
ING International Growth Opportunities Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	82,174.743	$ 10.19	$ 837,361
Band 8	574.273	10.09	5,794
Band 10	38,965.741	10.02	390,437
Band 12	83,346.085	9.96	830,127
Band 14	14,141.463	7.94	112,283
Band 15	6,424.298	7.92	50,880
Band 17	32,497.737	7.86	255,432
Band 20	190,436.733	9.90	1,885,324
Band 46	11,913.211	7.12	84,822
	460,474.284		$ 4,452,460
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Band 2	25,424.953	$ 8.92	$ 226,791
Band 3	2,225.476	8.67	19,295
Band 4	139,617.857	8.74	1,220,260
Band 5	247,686.200	8.70	2,154,870
Band 6	5,751,888.824	8.63	49,638,801
Band 7	4,169,982.866	8.59	35,820,153
Band 8	3,282,204.710	8.52	27,964,384

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service Class
(continued)
Band 9	617,892.426	$ 8.49	$ 5,245,907
Band 10	8,035,793.431	8.45	67,902,454
Band 11	2,415,398.371	8.42	20,337,654
Band 12	961,796.807	8.38	8,059,857
Band 13	4,062,900.750	8.35	33,925,221
Band 14	6,492,492.723	8.28	53,757,840
Band 15	2,466,550.740	8.24	20,324,378
Band 16	372,411.602	8.17	3,042,603
Band 17	3,366,536.738	8.14	27,403,609
Band 18	126,818.222	8.10	1,027,228
Band 19	400,656.557	8.04	3,221,279
Band 20	1,586,314.910	8.31	13,182,277
Band 21	300,205.013	8.21	2,464,683
Band 25	44,177.541	9.00	397,598
Band 26	88,499.901	9.72	860,219
Band 27	41,308.307	9.59	396,147
Band 28	15,983.454	9.52	152,162
Band 29	203,957.216	9.50	1,937,594
Band 30	50,554.296	9.36	473,188
Band 31	49,978.992	9.29	464,305
Band 32	729.838	9.17	6,693
Band 34	421.136	9.02	3,799
Band 38	210,837.055	7.29	1,537,002
Band 41	32,766.673	9.37	307,024
Band 42	18,950.809	9.28	175,864
Band 43	115,838.211	9.21	1,066,870
Band 44	2,968.691	9.05	26,867
Band 45	12,994.689	8.87	115,263
Band 46	2,123,675.832	8.23	17,477,852
Band 47	501,880.958	8.18	4,105,386
Band 50	21,243.114	7.13	151,463
Band 51	6,811.606	7.08	48,226
Band 52	4,091.707	7.20	29,460
Band 54	1,318.247	7.09	9,346
Band 55	4,028.305	7.18	28,923
Band 56	237,640.811	5.25	1,247,614
Band 57	11,432.069	5.22	59,675
Band 59	5,127.676	5.19	26,613
Band 60	3,686.277	5.23	19,279
	48,635,702.587		$ 408,063,976

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	213,959.105	$ 13.56	$ 2,901,285
Band 7	1,305.213	13.52	17,646
Band 10	211,490.522	13.34	2,821,284
Band 11	1,420.274	13.30	18,890
Band 12	83,966.838	13.26	1,113,400
Band 13	5,638.182	8.31	46,853
Band 14	76,019.505	9.15	695,578
Band 15	240,434.494	9.13	2,195,167
Band 17	108,608.244	9.06	983,991
Band 20	441,146.011	13.17	5,809,893
Band 46	262,148.747	8.18	2,144,377
	1,646,137.135		$ 18,748,364
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
Contracts in accumulation period:
Band 6	256,803.486	$ 18.85	$ 4,840,746
Band 7	6,195.990	18.79	116,423
Band 8	275.779	18.67	5,149
Band 10	168,286.544	18.55	3,121,715
Band 11	5,304.966	18.49	98,089
Band 12	39,422.213	18.43	726,551
Band 13	6,576.278	12.15	79,902
Band 14	70,554.839	12.64	891,813
Band 15	253,412.504	12.61	3,195,532
Band 17	52,857.820	12.52	661,780
Band 20	268,566.779	18.32	4,920,143
Band 46	170,031.546	11.95	2,031,877
	1,298,288.744		$ 20,689,720
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Currently payable annuity contracts:	284.601	$ 12.77	$ 3,634
Contracts in accumulation period:
Band 1	7,738.235	13.05	100,984
Band 2	183,289.626	12.77	2,340,609
Band 3	11,688.805	12.29	143,655
Band 4	183,252.962	12.42	2,276,002
Band 5	108,554.612	12.36	1,341,735
Band 6	4,935,142.435	12.22	60,307,441
Band 7	2,324,743.588	12.15	28,245,635
Band 8	3,336,197.831	12.02	40,101,098
Band 9	379,394.495	11.95	4,533,764
Band 10	5,283,733.638	11.89	62,823,593
Band 11	1,425,397.745	11.82	16,848,201
Band 12	378,644.963	11.76	4,452,865
Band 13	2,305,398.802	11.69	26,950,112
Band 14	3,371,812.259	11.56	38,978,150

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class (continued)
Band 15	2,351,661.859	$ 11.50	$ 27,044,111
Band 16	282,187.952	11.37	3,208,477
Band 17	3,377,984.815	11.31	38,205,008
Band 18	47,876.326	11.25	538,609
Band 19	174,024.969	11.12	1,935,158
Band 20	984,359.396	11.63	11,448,100
Band 21	136,750.696	11.44	1,564,428
Band 25	20,910.866	12.91	269,959
Band 26	134,627.320	12.26	1,650,531
Band 27	27,167.448	12.13	329,541
Band 28	31,307.020	12.06	377,563
Band 29	271,190.885	12.04	3,265,138
Band 30	63,200.679	11.90	752,088
Band 31	36,266.400	11.83	429,032
Band 34	230.405	11.55	2,661
Band 35	43,851.726	5.26	230,660
Band 36	18,303.865	5.25	96,095
Band 37	5,813.698	5.24	30,464
Band 38	450,426.954	8.79	3,959,253
Band 39	161,655.943	5.24	847,077
Band 40	33,232.748	5.23	173,807
Band 41	35,166.141	11.90	418,477
Band 42	13,336.753	11.81	157,507
Band 43	80,776.947	11.75	949,129
Band 44	827.865	11.59	9,595
Band 45	4,949.642	11.52	57,020
Band 46	1,846,431.964	12.03	22,212,577
Band 47	211,142.059	11.95	2,523,148
Band 50	16,636.958	8.66	144,076
Band 51	2,981.811	8.59	25,614
Band 52	522.222	8.74	4,564
Band 53	743.017	8.68	6,449
Band 54	3,682.755	8.62	31,745
Band 55	4,482.897	8.72	39,091
Band 56	488,288.105	4.96	2,421,909
Band 57	23,382.178	4.93	115,274
Band 59	3,703.371	4.91	18,184
Band 60	3,141.775	4.94	15,520
	35,628,503.027		$ 414,955,117

193

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Band 1	667.187	$ 10.56	$ 7,045
Band 2	5,915.210	10.42	61,636
Band 3	2,812.377	10.18	28,630
Band 4	76,585.366	10.25	785,000
Band 5	36,895.118	10.21	376,699
Band 6	1,611,587.818	10.15	16,357,616
Band 7	1,267,700.221	10.11	12,816,449
Band 8	685,117.982	10.04	6,878,585
Band 9	176,068.016	10.01	1,762,441
Band 10	1,739,177.516	9.98	17,356,992
Band 11	390,354.368	9.94	3,880,122
Band 12	185,036.326	9.91	1,833,710
Band 13	1,055,689.041	9.88	10,430,208
Band 14	1,543,171.935	9.81	15,138,517
Band 15	612,947.994	9.77	5,988,502
Band 16	74,502.414	9.71	723,418
Band 17	971,061.947	9.68	9,399,880
Band 18	20,512.746	9.64	197,743
Band 19	70,847.951	9.58	678,723
Band 20	502,353.921	9.84	4,943,163
Band 21	110,510.880	9.74	1,076,376
Band 25	19,809.343	10.49	207,800
Band 26	100,668.165	10.46	1,052,989
Band 27	36,111.079	10.25	370,139
Band 28	11,046.187	10.14	112,008
Band 29	66,620.130	10.11	673,530
Band 30	31,195.481	9.91	309,147
Band 31	53,162.246	9.81	521,522
Band 33	694.685	9.49	6,593
Band 34	814.985	9.39	7,653
Band 38	62,721.016	7.55	473,544
Band 41	29,657.839	10.58	313,780
Band 42	32,346.715	10.47	338,670
Band 43	57,075.705	10.38	592,446
Band 44	14,439.255	8.95	129,231
Band 45	7,020.319	8.77	61,568
Band 46	1,205,077.712	7.79	9,387,555
Band 47	101,226.747	7.75	784,507
Band 51	6,063.512	7.38	44,749
Band 54	870.114	7.40	6,439
Band 55	6,170.198	7.48	46,153
Band 56	24,709.269	7.51	185,567
	13,007,017.036		$ 126,347,045

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	507,227.571	$ 12.15	$ 6,162,815
Band 7	879.860	12.11	10,655
Band 10	410,221.790	11.96	4,906,253
Band 11	19,135.262	11.92	228,092
Band 12	123,997.176	11.88	1,473,086
Band 13	5,395.521	7.87	42,463
Band 14	97,597.328	9.16	893,992
Band 15	330,136.898	9.14	3,017,451
Band 17	215,296.404	9.07	1,952,738
Band 20	724,795.521	11.81	8,559,835
Band 46	357,395.194	7.74	2,766,239
	2,792,078.525		$ 30,013,619
ING JPMorgan Value Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 2	747.833	$ 7.43	$ 5,556
Band 4	92,630.283	7.36	681,759
Band 5	877.150	7.35	6,447
Band 6	86,921.974	7.32	636,269
Band 7	71,920.483	7.31	525,739
Band 8	83,440.243	7.28	607,445
Band 9	176,165.431	7.27	1,280,723
Band 10	154,260.749	7.25	1,118,390
Band 11	15,148.709	7.24	109,677
Band 12	2,471.898	7.23	17,872
Band 13	110,422.234	7.21	796,144
Band 14	117,553.489	7.18	844,034
Band 15	188,515.792	7.17	1,351,658
Band 16	3,794.406	7.14	27,092
Band 17	111,454.094	7.13	794,668
Band 18	200.834	7.12	1,430
Band 19	912.206	7.09	6,468
Band 20	14,017.803	7.20	100,928
Band 21	66,748.581	7.16	477,920
Band 26	251,415.949	7.44	1,870,535
Band 27	170,038.389	7.36	1,251,483
Band 28	45,930.348	7.32	336,210
Band 29	229,400.922	7.31	1,676,921
Band 30	214,580.400	7.22	1,549,270
Band 31	111,294.405	7.18	799,094
Band 32	1,430.343	7.11	10,170
Band 33	487.784	7.05	3,439
Band 34	5,403.367	7.01	37,878
Band 41	23,331.253	7.23	168,685
Band 42	11,195.141	7.17	80,269

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Value Opportunities Portfolio -
Service Class (continued)
Band 43	66,660.373	$ 7.13	$ 475,288
Band 44	2,599.193	7.04	18,298
Band 45	2,200.934	7.00	15,407
Band 46	63,044.266	7.10	447,614
Band 47	9,296.006	7.06	65,630
Band 51	4,666.279	6.67	31,124
	2,511,179.544		$ 18,227,534
ING JPMorgan Value Opportunities Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	21,495.107	$ 7.29	$ 156,699
Band 10	21,848.625	7.22	157,747
Band 12	285.672	7.20	2,057
Band 14	9,169.022	7.16	65,650
Band 15	22,569.571	7.14	161,147
Band 17	955.923	7.10	6,787
Band 20	7,612.755	7.17	54,583
Band 46	12,058.583	7.08	85,375
	95,995.258		$ 690,045
ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,108.610	$ 11.91	$ 25,114
Band 2	36,654.934	11.75	430,695
Band 3	1,123.916	11.48	12,903
Band 4	183,877.511	11.56	2,125,624
Band 5	93,458.018	11.52	1,076,636
Band 6	5,824,949.831	11.44	66,637,426
Band 7	2,397,384.975	11.40	27,330,189
Band 8	3,067,707.966	11.32	34,726,454
Band 9	433,624.170	11.28	4,891,281
Band 10	8,579,771.414	11.25	96,522,428
Band 11	1,340,477.343	11.21	15,026,751
Band 12	452,644.694	11.17	5,056,041
Band 13	2,661,316.251	11.13	29,620,450
Band 14	5,214,181.046	11.06	57,668,842
Band 15	2,881,981.436	11.02	31,759,435
Band 16	295,022.536	10.95	3,230,497
Band 17	3,952,202.032	10.91	43,118,524
Band 18	94,011.507	10.87	1,021,905
Band 19	228,733.250	10.80	2,470,319
Band 20	1,559,822.000	11.10	17,314,024
Band 21	351,676.766	10.98	3,861,411
Band 25	59,784.635	11.83	707,252
Band 26	329,487.645	11.79	3,884,659
Band 27	68,574.505	11.55	792,036
Band 28	68,865.758	11.44	787,824

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Julius Baer Foreign Portfolio - Service Class
(continued)
Band 29	419,808.976	$ 11.40	$ 4,785,822
Band 30	81,666.419	11.17	912,214
Band 31	51,839.882	11.06	573,349
Band 32	2,176.806	10.84	23,597
Band 34	3,912.168	10.59	41,430
Band 38	361,385.503	7.85	2,836,876
Band 41	58,504.242	12.36	723,112
Band 42	17,059.014	12.23	208,632
Band 43	110,340.049	12.13	1,338,425
Band 44	5,257.169	10.26	53,939
Band 45	27,149.945	10.07	273,400
Band 46	3,123,717.375	9.37	29,269,232
Band 47	518,811.235	9.32	4,835,321
Band 50	31,181.677	7.72	240,723
Band 51	14,073.915	7.66	107,806
Band 52	6,857.403	7.79	53,419
Band 53	2,293.770	7.74	17,754
Band 54	10,502.065	7.68	80,656
Band 55	11,371.933	7.77	88,360
Band 56	465,494.278	5.72	2,662,627
Band 57	15,633.088	5.69	88,952
Band 59	4,794.087	5.66	27,135
Band 60	2,133.147	5.70	12,159
	45,525,406.895		$ 499,353,660
ING Julius Baer Foreign Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	597,727.641	$ 13.44	$ 8,033,459
Band 7	13,154.231	13.40	176,267
Band 10	524,251.776	13.23	6,935,851
Band 11	8,348.541	13.19	110,117
Band 12	98,060.645	13.14	1,288,517
Band 13	6,525.946	9.47	61,801
Band 14	137,958.292	10.34	1,426,489
Band 15	451,216.498	10.32	4,656,554
Band 17	166,812.944	10.24	1,708,165
Band 20	741,865.856	13.06	9,688,768
Band 46	523,710.321	9.31	4,875,743
	3,269,632.691		$ 38,961,731

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Band 2	12,968.163	$ 4.42	$ 57,319
Band 4	184,245.538	4.33	797,783
Band 5	172,283.023	4.31	742,540
Band 6	3,243,581.035	4.27	13,850,091
Band 7	2,899,607.593	4.25	12,323,332
Band 8	1,837,553.988	4.22	7,754,478
Band 9	479,662.688	4.20	2,014,583
Band 10	3,942,426.998	4.18	16,479,345
Band 11	1,301,440.309	4.17	5,427,006
Band 12	991,005.612	4.15	4,112,673
Band 13	2,677,538.969	4.13	11,058,236
Band 14	3,796,254.163	4.10	15,564,642
Band 15	1,187,447.103	4.08	4,844,784
Band 16	219,641.704	4.05	889,549
Band 17	2,568,431.948	4.03	10,350,781
Band 18	77,626.878	4.01	311,284
Band 19	173,108.869	3.98	688,973
Band 20	1,244,804.224	4.11	5,116,145
Band 21	488,334.470	4.06	1,982,638
Band 25	37,479.342	4.45	166,783
Band 26	360,035.255	4.44	1,598,557
Band 27	75,857.386	4.33	328,462
Band 28	42,714.028	4.27	182,389
Band 29	212,681.586	4.25	903,897
Band 30	72,975.410	4.15	302,848
Band 31	49,383.973	4.10	202,474
Band 34	1,885.021	3.88	7,314
Band 35	20,107.204	5.04	101,340
Band 36	7,433.330	5.00	37,167
Band 37	2,623.100	4.38	11,489
Band 38	47,878.679	4.99	238,915
Band 39	1,884.160	4.95	9,327
Band 40	1,512.828	4.93	7,458
Band 41	54,506.732	5.33	290,521
Band 42	40,760.713	5.27	214,809
Band 43	91,148.820	5.23	476,708
Band 44	4,684.131	4.80	22,484
Band 45	12,241.865	4.73	57,904
Band 46	1,512,134.162	4.45	6,728,997
Band 47	154,961.692	4.42	684,931
Band 50	275.532	4.59	1,265
Band 51	2,343.631	4.55	10,664
Band 52	459.512	4.63	2,128
Band 54	5,000.800	4.56	22,804
Band 56	21,398.376	4.73	101,214
Band 57	360.526	4.70	1,694
Band 59	466.872	4.68	2,185
	30,333,157.941		$ 127,082,910

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Value Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	352,568.998	$ 5.84	$ 2,059,003
Band 7	16,299.682	5.82	94,864
Band 10	288,998.977	5.75	1,661,744
Band 11	1,496.478	5.73	8,575
Band 12	82,034.194	5.71	468,415
Band 14	69,338.944	4.86	336,987
Band 15	236,620.544	4.85	1,147,610
Band 17	132,579.900	4.81	637,709
Band 20	367,395.092	5.67	2,083,130
Band 46	274,236.719	4.42	1,212,126
	1,821,569.528		$ 9,710,163
ING LifeStyle Aggressive Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	822.233	$ 8.30	$ 6,825
Band 4	353,777.201	8.20	2,900,973
Band 5	20,303.045	8.18	166,079
Band 6	13,089,343.190	8.14	106,547,254
Band 7	4,105,603.911	8.13	33,378,560
Band 8	10,642,743.360	8.09	86,099,794
Band 9	964,258.551	8.07	7,781,567
Band 10	11,989,967.430	8.05	96,519,238
Band 11	2,523,995.740	8.03	20,267,686
Band 12	249,767.764	8.01	2,000,640
Band 13	6,402,805.574	7.99	51,158,417
Band 14	7,059,963.043	7.95	56,126,706
Band 15	8,867,076.842	7.93	70,315,919
Band 16	471,150.589	7.90	3,722,090
Band 17	14,380,243.760	7.88	113,316,321
Band 18	27,559.754	7.86	216,620
Band 19	613,795.198	7.82	4,799,878
Band 20	2,682,728.641	7.97	21,381,347
Band 21	650,344.091	7.92	5,150,725
Band 26	222,715.976	8.32	1,852,997
Band 27	54,857.120	8.20	449,828
Band 28	81,203.283	8.14	660,995
Band 29	113,171.967	8.12	918,956
Band 30	75,359.557	8.01	603,630
Band 31	53,623.611	7.95	426,308
Band 38	179,022.148	6.76	1,210,190
Band 41	55,613.041	8.01	445,460
Band 42	8,222.602	7.94	65,287
Band 43	600,202.655	7.88	4,729,597
Band 45	20,536.637	7.69	157,927
Band 46	6,820,001.883	7.19	49,035,814
Band 47	856,397.745	7.15	6,123,244
Band 50	92,535.635	6.65	615,362

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING LifeStyle Aggressive Growth Portfolio - Service
Class (continued)
Band 51	3,318.267	$ 6.60	$ 21,901
Band 52	1,327.118	6.71	8,905
Band 55	44,882.592	6.69	300,265
Band 56	222,280.094	6.07	1,349,240
Band 57	1,149.752	6.04	6,945
Band 58	3,062.291	6.02	18,435
Band 59	2,133.464	6.01	12,822
	94,607,867.355		$ 750,870,747
ING LifeStyle Aggressive Growth Portfolio - Service
2 Class
Contracts in accumulation period:
Band 6	53,033.190	$ 8.21	$ 435,402
Band 10	53,817.385	8.13	437,535
Band 12	26,784.543	8.10	216,955
Band 14	2,260.310	8.06	18,218
Band 15	35,894.663	8.04	288,593
Band 17	10,223.006	8.00	81,784
Band 20	144,831.000	8.07	1,168,786
Band 46	14,784.127	7.97	117,829
	341,628.224		$ 2,765,102
ING LifeStyle Conservative Portfolio - Service Class
Contracts in accumulation period:
Band 4	2,446.406	$ 7.96	$ 19,473
Band 6	1,191,721.195	7.95	9,474,184
Band 7	484,982.711	7.95	3,855,613
Band 8	1,178,787.205	7.95	9,371,358
Band 9	26,729.347	7.95	212,498
Band 10	2,413,273.997	7.95	19,185,528
Band 11	499,119.500	7.94	3,963,009
Band 12	26,644.702	7.94	211,559
Band 13	3,250,371.423	7.94	25,807,949
Band 14	1,658,610.820	7.94	13,169,370
Band 15	1,134,919.508	7.94	9,011,261
Band 16	130,115.057	7.93	1,031,812
Band 17	1,535,233.796	7.93	12,174,404
Band 18	18,591.209	7.93	147,428
Band 19	46,945.607	7.93	372,279
Band 20	248,731.554	7.94	1,974,929
Band 21	1,308.136	7.93	10,374
Band 38	63,365.253	7.97	505,021
Band 46	1,208,229.910	7.93	9,581,263
Band 47	669,601.755	7.92	5,303,246
Band 55	6,676.239	7.95	53,076
Band 56	158,045.845	7.96	1,258,045
Band 57	145,737.506	7.94	1,157,156
	16,100,188.681		$ 127,850,835

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	34,796.217	$ 8.72	$ 303,423
Band 4	1,974,646.561	8.62	17,021,453
Band 5	120,044.442	8.59	1,031,182
Band 6	52,718,863.430	8.55	450,746,282
Band 7	8,072,275.804	8.53	68,856,513
Band 8	30,235,470.340	8.49	256,699,143
Band 9	3,922,608.299	8.47	33,224,492
Band 10	75,698,182.600	8.45	639,649,643
Band 11	6,043,148.945	8.43	50,943,746
Band 12	1,062,335.155	8.41	8,934,239
Band 13	20,875,512.670	8.39	175,145,551
Band 14	27,211,275.760	8.35	227,214,153
Band 15	30,574,303.930	8.33	254,683,952
Band 16	2,387,319.987	8.29	19,790,883
Band 17	30,971,387.190	8.27	256,133,372
Band 18	53,961.490	8.25	445,182
Band 19	801,768.108	8.22	6,590,534
Band 20	7,687,612.345	8.37	64,345,315
Band 21	2,066,217.504	8.31	17,170,267
Band 26	827,589.571	8.74	7,233,133
Band 27	343,447.920	8.61	2,957,087
Band 28	107,796.813	8.55	921,663
Band 29	720,340.558	8.53	6,144,505
Band 30	392,289.794	8.41	3,299,157
Band 31	93,828.634	8.35	783,469
Band 32	38,202.428	8.24	314,788
Band 34	3,190.111	8.10	25,840
Band 38	3,332,113.988	7.28	24,257,790
Band 41	667,676.711	8.42	5,621,838
Band 42	104,687.659	8.34	873,095
Band 43	1,505,309.722	8.28	12,463,964
Band 44	6,456.109	8.14	52,553
Band 45	66,867.184	8.08	540,287
Band 46	32,093,651.610	7.60	243,911,752
Band 47	2,962,523.746	7.56	22,396,680
Band 50	258,586.172	7.16	1,851,477
Band 51	124,366.666	7.10	883,003
Band 52	662.853	7.22	4,786
Band 53	3,978.149	7.17	28,523
Band 55	242,097.864	7.20	1,743,105
Band 56	5,791,894.394	6.53	37,821,070
Band 57	71,230.602	6.50	462,999
Band 58	5,068.123	6.48	32,841
Band 59	25,764.144	6.46	166,436
Band 60	6,623.309	6.50	43,052
Band 62	25,400.151	6.47	164,339
Band 64	9,709.531	6.57	63,792
	352,343,085.293		$ 2,923,992,349

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING LifeStyle Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	247,167.161	$ 8.58	$ 2,120,694
Band 10	344,874.226	8.50	2,931,431
Band 12	43,302.128	8.47	366,769
Band 14	49,404.103	8.42	415,983
Band 15	129,262.910	8.40	1,085,808
Band 17	661.919	8.36	5,534
Band 20	63,989.544	8.44	540,072
Band 46	253,061.983	8.33	2,108,006
	1,131,723.974		$ 9,574,297
ING LifeStyle Moderate Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	53,156.044	$ 9.08	$ 482,657
Band 4	2,695,637.583	8.97	24,179,869
Band 5	76,516.079	8.95	684,819
Band 6	40,348,931.060	8.91	359,508,976
Band 7	7,798,271.008	8.89	69,326,629
Band 8	21,768,526.140	8.85	192,651,456
Band 9	6,163,823.071	8.83	54,426,558
Band 10	57,548,358.290	8.80	506,425,553
Band 11	7,107,854.842	8.78	62,406,966
Band 12	710,371.767	8.76	6,222,857
Band 13	13,937,318.390	8.74	121,812,163
Band 14	22,761,926.490	8.70	198,028,760
Band 15	22,864,520.610	8.68	198,464,039
Band 16	2,132,116.363	8.64	18,421,485
Band 17	23,935,885.250	8.62	206,327,331
Band 18	64,390.540	8.60	553,759
Band 19	768,738.902	8.56	6,580,405
Band 20	6,255,777.144	8.72	54,550,377
Band 21	2,839,948.948	8.66	24,593,958
Band 26	865,540.142	9.10	7,876,415
Band 27	476,376.779	8.97	4,273,100
Band 28	171,153.727	8.91	1,524,980
Band 29	1,295,840.217	8.89	11,520,020
Band 30	545,615.514	8.76	4,779,592
Band 31	213,692.232	8.70	1,859,122
Band 32	1,083.161	8.58	9,294
Band 34	20,679.781	8.44	174,537
Band 38	3,055,075.869	7.81	23,860,143
Band 41	419,081.005	8.77	3,675,340
Band 42	115,932.543	8.68	1,006,294
Band 43	1,944,047.072	8.62	16,757,686
Band 44	18,295.551	8.47	154,963
Band 45	272,705.586	8.41	2,293,454
Band 46	22,511,941.440	8.01	180,320,651
Band 47	2,623,775.525	7.96	20,885,253

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING LifeStyle Moderate Growth Portfolio - Service
Class (continued)
Band 50	103,134.599	$ 7.68	$ 792,074
Band 51	58,991.163	7.62	449,513
Band 52	6,360.229	7.74	49,228
Band 53	7,073.339	7.70	54,465
Band 55	175,128.658	7.72	1,351,993
Band 56	6,142,445.958	6.97	42,812,848
Band 57	55,542.970	6.93	384,913
Band 58	33,365.230	6.92	230,887
Band 59	11,034.581	6.90	76,139
Band 60	2,752.474	6.94	19,102
Band 62	6,965.849	6.90	48,064
Band 64	32,027.343	7.00	224,191
	281,017,727.058		$ 2,433,112,878
ING LifeStyle Moderate Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	301,297.298	$ 8.90	$ 2,681,546
Band 7	10,584.187	8.89	94,093
Band 8	10,023.542	8.85	88,708
Band 10	182,803.307	8.82	1,612,325
Band 11	6,590.105	8.80	57,993
Band 12	30,916.829	8.79	271,759
Band 13	5,635.283	8.77	49,421
Band 14	54,607.055	8.74	477,266
Band 15	166,237.131	8.72	1,449,588
Band 17	27,652.128	8.67	239,744
Band 20	181,774.685	8.75	1,590,528
Band 46	294,206.441	8.64	2,541,944
	1,272,327.991		$ 11,154,915
ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Band 2	14,942.593	$ 9.51	$ 142,104
Band 4	1,417,876.320	9.40	13,328,037
Band 5	115,649.590	9.38	1,084,793
Band 6	19,133,193.120	9.34	178,704,024
Band 7	6,089,942.234	9.31	56,697,362
Band 8	11,168,891.300	9.27	103,535,622
Band 9	3,435,567.461	9.25	31,778,999
Band 10	27,863,823.810	9.23	257,183,094
Band 11	4,615,769.489	9.20	42,465,079
Band 12	1,026,496.674	9.18	9,423,239
Band 13	9,095,202.874	9.16	83,312,058
Band 14	12,780,303.100	9.12	116,556,364
Band 15	10,041,745.560	9.10	91,379,885
Band 16	1,523,804.496	9.05	13,790,431
Band 17	12,622,114.490	9.03	113,977,694

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING LifeStyle Moderate Portfolio - Service Class
(continued)
Band 18	35,148.208	$ 9.01	$ 316,685
Band 19	809,127.424	8.97	7,257,873
Band 20	5,194,632.850	9.14	47,478,944
Band 21	1,647,029.287	9.07	14,938,556
Band 26	783,368.821	9.54	7,473,339
Band 27	311,880.469	9.40	2,931,676
Band 28	101,133.486	9.34	944,587
Band 29	914,180.768	9.31	8,511,023
Band 30	648,596.625	9.18	5,954,117
Band 31	197,275.923	9.12	1,799,156
Band 32	8,512.776	8.99	76,530
Band 33	18,742.744	8.91	166,998
Band 34	21,811.667	8.84	192,815
Band 38	1,863,481.305	8.35	15,560,069
Band 41	251,081.845	9.19	2,307,442
Band 42	77,980.225	9.10	709,620
Band 43	1,458,493.391	9.03	13,170,195
Band 44	1,617.837	8.88	14,366
Band 45	61,216.584	8.82	539,930
Band 46	12,313,843.690	8.46	104,175,118
Band 47	2,131,455.187	8.41	17,925,538
Band 51	120,276.695	8.14	979,052
Band 52	24,274.599	8.28	200,994
Band 53	18,813.152	8.23	154,832
Band 55	96,031.695	8.26	793,222
Band 56	4,336,268.321	7.48	32,435,287
Band 57	42,972.929	7.44	319,719
Band 58	2,436.201	7.42	18,077
Band 59	9,283.103	7.40	68,695
Band 60	58,267.419	7.45	434,092
Band 64	52,771.273	7.48	394,729
	154,557,329.610		$ 1,401,602,061
ING LifeStyle Moderate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	245,468.269	$ 9.30	$ 2,282,855
Band 10	149,340.822	9.22	1,376,922
Band 12	75,924.883	9.18	696,990
Band 13	5,617.704	9.16	51,458
Band 14	56,041.728	9.13	511,661
Band 15	167,312.880	9.11	1,524,220
Band 17	70,366.806	9.06	637,523
Band 20	276,923.231	9.15	2,533,848
Band 46	188,242.896	9.03	1,699,833
	1,235,239.219		$ 11,315,310

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Limited Maturity Bond Portfolio - Service Class
Currently payable annuity contracts:	925.622	$23.25 to $24.21	$ 21,522
Contracts in accumulation period:
Band 1	5,759.724	24.21	139,443
Band 2	242,600.393	23.25	5,640,459
Band 3	932.113	21.67	20,199
Band 4	72,203.949	22.16	1,600,040
Band 5	74,994.838	21.88	1,640,887
Band 6	954,519.447	21.50	20,522,168
Band 7	1,000,792.236	21.22	21,236,811
Band 8	563,814.468	20.86	11,761,170
Band 9	143,603.785	20.59	2,956,802
Band 10	269,814.695	20.38	5,498,823
Band 11	930,227.424	20.21	18,799,896
Band 12	219,747.038	19.97	4,388,348
Band 13	783,306.037	19.77	15,485,960
Band 14	662,979.155	19.38	12,848,536
Band 16	14,035.266	18.83	264,284
Band 17	96,665.156	18.64	1,801,839
Band 18	9,965.212	18.45	183,858
Band 19	30,846.706	18.07	557,400
Band 20	160,889.381	19.61	3,155,041
Band 21	48,075.418	19.02	914,394
Band 24	166.859	25.73	4,293
Band 25	29,152.915	23.75	692,382
Band 49	29,538.673	9.94	293,614
	6,345,556.510		$ 130,428,169
ING Liquid Assets Portfolio - Service Class
Currently payable annuity contracts:	6.197	$18.53 to $19.29	$ 116
Contracts in accumulation period:
Band 1	51,602.312	19.29	995,409
Band 2	389,833.568	18.53	7,223,616
Band 3	17,246.757	17.27	297,851
Band 4	1,075,452.885	17.65	18,981,743
Band 5	411,578.223	17.39	7,157,345
Band 6	15,903,228.630	17.12	272,263,274
Band 7	12,640,768.070	16.88	213,376,165
Band 8	11,654,930.660	16.61	193,588,398
Band 9	2,175,066.297	16.37	35,605,835
Band 10	18,806,724.070	16.21	304,856,997
Band 11	9,058,019.362	16.09	145,743,532
Band 12	1,879,417.788	15.88	29,845,154
Band 13	14,082,140.860	15.72	221,371,254
Band 14	14,339,344.580	15.41	220,969,300
Band 15	6,218,578.799	15.30	95,144,256
Band 16	1,120,159.832	14.99	16,791,196
Band 17	9,865,920.602	14.84	146,410,262
Band 18	75,114.318	14.69	1,103,429

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Liquid Assets Portfolio - Service Class
(continued)
Band 19	576,192.497	$ 14.39	$ 8,291,410
Band 20	3,532,829.706	15.61	55,147,472
Band 21	717,104.546	15.14	10,856,963
Band 25	73,538.506	18.91	1,390,613
Band 26	1,679,566.462	18.72	31,441,484
Band 27	642,413.723	17.62	11,319,330
Band 28	262,305.260	17.09	4,482,797
Band 29	2,902,929.937	16.92	49,117,575
Band 30	1,385,332.506	15.92	22,054,493
Band 31	701,838.172	15.45	10,843,400
Band 32	33,725.334	14.57	491,378
Band 33	11,477.470	13.99	160,570
Band 34	1,348.298	13.57	18,296
Band 35	269,683.060	19.49	5,256,123
Band 36	62,017.343	18.72	1,160,965
Band 37	20,586.347	18.17	374,054
Band 38	2,579,107.315	11.09	28,602,300
Band 39	195,689.926	10.96	2,144,762
Band 40	147,780.461	10.88	1,607,851
Band 41	648,465.181	10.65	6,906,154
Band 42	70,326.842	10.54	741,245
Band 43	726,419.814	10.45	7,591,087
Band 44	49,618.601	10.38	515,041
Band 45	57,733.245	10.30	594,652
Band 46	6,185,289.857	10.58	65,440,367
Band 47	2,009,948.440	10.51	21,124,558
Band 49	1,274,009.972	10.66	13,580,946
Band 50	2,062.545	10.54	21,739
Band 51	54,382.597	10.46	568,842
Band 52	48,262.874	10.63	513,034
Band 55	69,910.862	10.61	741,754
Band 56	3,493,551.718	10.12	35,354,743
Band 57	111,644.170	10.06	1,123,140
Band 59	10,377.352	10.01	103,877
Band 60	35,940.254	10.07	361,918
	150,408,545.003		$ 2,331,770,065
ING Liquid Assets Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	1,177,079.679	$ 10.70	$ 12,594,753
Band 7	15,217.787	10.67	162,374
Band 8	901.026	10.60	9,551
Band 10	835,706.666	10.53	8,799,991
Band 11	39,063.908	10.50	410,171
Band 12	257,755.770	10.46	2,696,125
Band 13	6,197.531	10.69	66,252
Band 14	187,008.008	10.56	1,974,805
Band 15	655,678.812	10.53	6,904,298
Band 17	258,720.894	10.45	2,703,633
Band 20	1,531,095.162	10.40	15,923,390
Band 46	384,762.655	10.52	4,047,703
	5,349,187.898		$ 56,293,046

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Band 2	2,936.543	$ 9.09	$ 26,693
Band 3	1,094.014	8.81	9,638
Band 4	37,355.513	8.89	332,091
Band 5	65,906.948	8.85	583,276
Band 6	632,115.097	8.77	5,543,649
Band 7	956,346.955	8.73	8,348,909
Band 8	347,206.809	8.65	3,003,339
Band 9	160,384.012	8.61	1,380,906
Band 10	771,210.145	8.57	6,609,271
Band 11	599,701.606	8.53	5,115,455
Band 12	241,979.730	8.49	2,054,408
Band 13	561,630.511	8.46	4,751,394
Band 14	1,207,039.844	8.38	10,114,994
Band 15	103,935.643	8.34	866,823
Band 16	19,253.429	8.27	159,226
Band 17	362,354.846	8.23	2,982,180
Band 18	23,421.267	8.19	191,820
Band 19	92,806.851	8.12	753,592
Band 20	289,975.575	8.42	2,441,594
Band 21	132,695.401	8.30	1,101,372
Band 25	12,958.086	9.17	118,826
Band 26	20,016.839	9.55	191,161
Band 27	3,585.245	9.40	33,701
Band 28	2,102.881	9.32	19,599
Band 29	24,051.652	9.30	223,680
Band 30	11,220.237	9.15	102,665
Band 31	22,014.803	9.07	199,674
Band 38	995.752	7.30	7,269
Band 41	1,951.133	9.15	17,853
Band 42	2,958.499	9.05	26,774
Band 43	7,718.371	8.98	69,311
Band 44	174.093	7.98	1,389
Band 45	23,333.124	7.85	183,165
Band 46	114,346.022	7.57	865,599
Band 47	23,587.367	7.52	177,377
Band 55	2,425.629	7.23	17,537
	6,882,790.472		$ 58,626,210
ING Lord Abbett Affiliated Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	36,256.729	$ 10.51	$ 381,058
Band 7	647.889	10.47	6,783
Band 10	42,071.318	10.34	435,017
Band 12	5,354.647	10.28	55,046
Band 14	13,858.014	7.90	109,478
Band 15	12,758.158	7.89	100,662
Band 17	5,251.082	7.83	41,116
Band 20	50,306.425	10.21	513,629
Band 46	33,042.807	7.53	248,812
	199,547.069		$ 1,891,601

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,725.106	$ 12.13	$ 45,186
Band 2	132,186.550	11.83	1,563,767
Band 3	8,592.693	11.30	97,097
Band 4	182,115.666	11.45	2,085,224
Band 5	161,349.264	11.38	1,836,155
Band 6	5,258,119.044	11.23	59,048,677
Band 7	3,567,579.516	11.16	39,814,187
Band 8	3,538,269.452	11.02	38,991,729
Band 9	995,225.120	10.95	10,897,715
Band 10	3,530,625.190	10.87	38,377,896
Band 11	4,696,270.895	10.80	50,719,726
Band 12	831,820.274	10.73	8,925,432
Band 13	3,003,393.196	10.67	32,046,205
Band 14	4,064,826.321	10.53	42,802,621
Band 15	978,977.280	10.46	10,240,102
Band 16	162,615.792	10.32	1,678,195
Band 17	1,891,487.295	10.26	19,406,660
Band 18	54,982.731	10.19	560,274
Band 19	197,402.754	10.06	1,985,872
Band 20	1,197,887.606	10.60	12,697,609
Band 21	254,937.181	10.39	2,648,797
Band 25	63,892.686	11.98	765,434
Band 26	160,659.738	8.43	1,354,362
Band 27	11,297.076	8.31	93,879
Band 28	9,831.966	8.25	81,114
Band 29	107,117.571	8.23	881,578
Band 30	19,430.295	8.11	157,580
Band 31	14,632.526	8.06	117,938
Band 38	96,529.054	7.25	699,836
Band 41	8,725.166	8.12	70,848
Band 42	1,784.585	8.04	14,348
Band 43	73,427.544	7.98	585,952
Band 44	251.262	7.85	1,972
Band 45	15,114.464	7.73	116,835
Band 46	1,874,070.114	7.22	13,530,786
Band 47	244,251.488	7.17	1,751,283
Band 50	632.642	7.15	4,523
Band 52	456.434	7.22	3,295
Band 53	1,019.434	7.17	7,309
Band 56	130,679.565	6.23	814,134
Band 57	345.916	6.20	2,145
Band 59	6,681.310	6.17	41,224
	37,553,219.762		$ 397,565,501

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	283,654.838	$ 10.36	$ 2,938,664
Band 7	14,300.768	10.32	147,584
Band 10	220,274.806	10.19	2,244,600
Band 11	2,958.573	10.16	30,059
Band 12	85,597.289	10.13	867,101
Band 13	5,188.863	7.29	37,827
Band 14	71,121.827	7.88	560,440
Band 15	197,843.311	7.87	1,557,027
Band 17	44,357.488	7.81	346,432
Band 20	407,921.778	10.06	4,103,693
Band 46	201,629.060	7.17	1,445,680
	1,534,848.601		$ 14,279,107
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 2	12,156.186	$ 9.12	$ 110,864
Band 4	116,879.863	9.04	1,056,594
Band 5	78,284.477	9.02	706,126
Band 6	2,376,602.707	8.99	21,365,658
Band 7	1,284,421.241	8.97	11,521,259
Band 8	1,266,965.563	8.94	11,326,672
Band 9	179,556.945	8.92	1,601,648
Band 10	2,920,415.257	8.90	25,991,696
Band 11	691,115.591	8.89	6,144,018
Band 12	254,172.479	8.87	2,254,510
Band 13	1,373,994.168	8.85	12,159,848
Band 14	1,976,963.408	8.82	17,436,817
Band 15	1,055,822.364	8.80	9,291,237
Band 16	128,107.281	8.77	1,123,501
Band 17	1,483,984.258	8.75	12,984,862
Band 18	12,575.951	8.74	109,914
Band 19	56,149.231	8.71	489,060
Band 20	642,231.029	8.84	5,677,322
Band 21	184,200.618	8.79	1,619,123
Band 25	35,866.371	9.16	328,536
Band 26	105,953.623	9.14	968,416
Band 27	19,401.260	9.04	175,387
Band 28	4,957.710	8.99	44,570
Band 29	81,006.685	8.97	726,630
Band 30	28,090.201	8.87	249,160
Band 31	26,067.667	8.82	229,917
Band 33	355.214	8.66	3,076
Band 35	14,482.305	5.38	77,915
Band 38	145,334.169	7.24	1,052,219
Band 39	46,099.136	5.37	247,552
Band 40	2,277.834	5.36	12,209

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico International Opportunities Portfolio -
Service Class
Band 41	20,051.743	$ 8.87	$ 177,859
Band 42	6,484.615	8.81	57,129
Band 43	42,895.127	8.76	375,761
Band 45	5,146.522	8.59	44,209
Band 46	1,147,803.511	8.72	10,008,847
Band 47	132,142.524	8.67	1,145,676
Band 50	14,269.627	7.10	101,314
Band 51	6,695.115	7.05	47,201
Band 52	1,241.975	7.17	8,905
Band 55	3,734.098	7.15	26,699
Band 56	204,224.951	5.29	1,080,350
Band 57	5,410.276	5.26	28,458
Band 59	5,741.243	5.23	30,027
	18,200,332.119		$ 160,218,751
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,541.523	$ 23.24	$ 105,545
Band 2	61,063.661	22.58	1,378,817
Band 3	2,835.367	21.47	60,875
Band 4	277,551.031	21.79	6,047,837
Band 5	214,568.089	21.63	4,641,108
Band 6	4,728,779.145	21.33	100,864,859
Band 7	3,671,981.233	21.17	77,735,843
Band 8	3,028,687.382	20.87	63,208,706
Band 9	643,128.007	20.72	13,325,612
Band 10	3,123,588.208	20.57	64,252,209
Band 11	4,110,239.772	20.42	83,931,096
Band 12	1,157,196.405	20.27	23,456,371
Band 13	3,103,639.835	20.13	62,476,270
Band 14	4,100,404.568	19.84	81,352,027
Band 15	953,779.486	19.69	18,779,918
Band 16	186,410.612	19.41	3,618,230
Band 17	1,865,660.702	19.27	35,951,282
Band 18	88,490.475	19.13	1,692,823
Band 19	205,397.525	18.85	3,871,743
Band 20	1,287,947.486	19.98	25,733,191
Band 21	348,106.899	19.55	6,805,490
Band 22	374.779	21.79	8,166
Band 23	5,408.053	21.33	115,354
Band 24	243.679	24.27	5,914
Band 25	66,213.694	22.91	1,516,956
Band 26	338,064.582	22.75	7,690,969
Band 27	147,059.097	21.79	3,204,418
Band 28	40,364.178	21.32	860,564
Band 29	298,427.011	21.16	6,314,716
Band 30	198,537.812	20.27	4,024,361

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
(continued)
Band 31	105,511.262	$ 19.83	$ 2,092,288
Band 32	3,419.101	19.02	65,031
Band 33	1,573.094	18.47	29,055
Band 34	13,127.309	18.08	237,342
Band 35	72,737.152	23.41	1,702,777
Band 36	11,141.078	22.75	253,460
Band 37	19,744.914	22.27	439,719
Band 38	370,388.319	10.73	3,974,267
Band 39	62,600.617	10.62	664,819
Band 40	15,999.056	10.53	168,470
Band 41	64,829.696	10.10	654,780
Band 42	72,679.380	9.99	726,067
Band 43	246,634.480	9.91	2,444,148
Band 44	31,838.286	9.13	290,684
Band 45	32,621.587	9.00	293,594
Band 46	1,984,552.284	8.60	17,067,150
Band 47	486,533.176	8.54	4,154,993
Band 49	55,330.353	7.77	429,917
Band 50	800.469	8.62	6,900
Band 51	2,708.579	8.55	23,158
Band 55	183.679	8.67	1,592
Band 56	251,662.828	7.87	1,980,586
Band 57	19,689.971	7.83	154,172
Band 58	3,638.778	7.81	28,419
	38,188,635.744		$ 740,914,658
ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	444,932.031	$ 11.03	$ 4,907,600
Band 7	13,992.428	10.99	153,777
Band 8	3,717.144	10.92	40,591
Band 10	411,520.865	10.85	4,465,001
Band 11	23,070.177	10.82	249,619
Band 12	222,422.352	10.78	2,397,713
Band 13	16,490.217	8.69	143,300
Band 14	97,284.955	9.17	892,103
Band 15	426,503.496	9.15	3,902,507
Band 17	215,513.043	9.08	1,956,858
Band 20	954,315.590	10.71	10,220,720
Band 46	395,328.809	8.55	3,380,061
	3,225,091.107		$ 32,709,850

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Band 2	19,411.157	$ 11.51	$ 223,422
Band 4	148,397.446	11.40	1,691,731
Band 5	34,630.144	11.38	394,091
Band 6	4,123,842.872	11.34	46,764,378
Band 7	2,130,158.380	11.32	24,113,393
Band 8	3,363,382.239	11.28	37,938,952
Band 9	289,925.156	11.26	3,264,557
Band 10	4,480,383.376	11.23	50,314,705
Band 11	1,023,578.585	11.21	11,474,316
Band 12	300,770.105	11.19	3,365,617
Band 13	2,056,676.931	11.17	22,973,081
Band 14	2,883,147.043	11.13	32,089,427
Band 15	2,312,150.215	11.11	25,687,989
Band 16	290,678.613	11.07	3,217,812
Band 17	3,547,635.139	11.05	39,201,368
Band 18	64,482.766	11.03	711,245
Band 19	107,967.944	10.98	1,185,488
Band 20	906,505.592	11.15	10,107,537
Band 21	151,686.703	11.09	1,682,206
Band 25	5,868.526	11.55	67,781
Band 26	160,648.741	11.53	1,852,280
Band 27	44,479.072	11.40	507,061
Band 28	13,452.371	11.34	152,550
Band 29	298,673.254	11.32	3,380,981
Band 30	100,787.942	11.19	1,127,817
Band 31	41,108.059	11.13	457,533
Band 32	467.936	11.01	5,152
Band 34	170.879	10.87	1,857
Band 35	30,849.259	6.59	203,297
Band 36	1,533.989	6.58	10,094
Band 38	214,447.938	9.61	2,060,845
Band 39	86,396.766	6.57	567,627
Band 40	3,929.314	6.56	25,776
Band 41	39,783.053	11.19	445,172
Band 42	34,696.862	11.11	385,482
Band 43	126,412.203	11.05	1,396,855
Band 44	2,989.299	10.90	32,583
Band 45	11,668.029	10.84	126,481
Band 46	1,332,274.368	11.00	14,655,018
Band 47	238,487.829	10.94	2,609,057
Band 50	3,834.322	9.48	36,349
Band 51	6,291.528	9.40	59,140
Band 52	660.657	9.56	6,316
Band 54	1,637.298	9.43	15,440
Band 55	2,149.502	9.54	20,506
Band 56	198,515.663	6.26	1,242,708
Band 57	1,805.523	6.23	11,248
Band 59	3,100.990	6.19	19,195
Band 60	2,601.880	6.23	16,210
	31,245,133.458		$ 347,899,726

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Multi-Manager International Small Cap
Portfolio - Class S
Contracts in accumulation period:
Band 4	11,400.746	$ 5.35	$ 60,994
Band 6	79,954.508	5.35	427,757
Band 7	8,703.619	5.35	46,564
Band 8	36,103.650	5.34	192,793
Band 9	446.021	5.34	2,382
Band 10	164,792.669	5.34	879,993
Band 11	16,732.041	5.34	89,349
Band 13	19,014.563	5.33	101,348
Band 14	7,958.538	5.33	42,419
Band 15	50,967.861	5.33	271,659
Band 16	6,711.934	5.32	35,707
Band 17	31,280.855	5.32	166,414
Band 20	18,997.507	5.33	101,257
Band 26	20.295	5.36	109
Band 29	422.277	5.35	2,259
Band 41	2,061.263	5.33	10,987
Band 46	24,004.812	5.32	127,706
Band 47	2,964.122	5.31	15,739
Band 56	7,432.963	5.36	39,841
Band 57	2,375.335	5.34	12,684
Band 59	1,501.620	5.32	7,989
	493,847.199		$ 2,635,950
ING Oppenheimer Active Asset Allocation Portfolio -
Service Class
Contracts in accumulation period:
Band 6	98,549.270	$ 8.44	$ 831,756
Band 7	6,345.588	8.44	53,557
Band 8	24,362.220	8.44	205,617
Band 10	162,978.610	8.43	1,373,910
Band 11	7,774.405	8.43	65,538
Band 13	18,158.766	8.43	153,078
Band 14	4,125.894	8.43	34,781
Band 15	40,405.573	8.43	340,619
Band 17	14,648.518	8.42	123,341
Band 20	1,603.202	8.43	13,515
Band 46	26,453.369	8.42	222,737
Band 47	1,685.149	8.41	14,172
Band 56	4,521.761	8.45	38,209
	411,612.325		$ 3,470,830

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Main Street Portfolio® - Service
Class
Contracts in accumulation period:
Band 2	51,915.859	$ 16.09	$ 835,326
Band 3	1,565.171	15.30	23,947
Band 4	102,335.508	15.52	1,588,247
Band 5	65,640.573	15.41	1,011,521
Band 6	1,941,992.582	15.20	29,518,287
Band 7	1,398,146.585	15.08	21,084,051
Band 8	1,977,942.301	14.87	29,412,002
Band 9	283,598.536	14.76	4,185,914
Band 10	777,721.810	14.65	11,393,625
Band 11	2,346,196.353	14.55	34,137,157
Band 12	430,559.446	14.44	6,217,278
Band 13	1,047,409.067	14.34	15,019,846
Band 14	1,315,650.698	14.13	18,590,144
Band 15	264,098.594	14.03	3,705,303
Band 16	32,486.504	13.83	449,288
Band 17	391,293.720	13.73	5,372,463
Band 18	17,301.036	13.63	235,813
Band 19	55,816.735	13.43	749,619
Band 20	345,090.973	14.24	4,914,095
Band 21	98,156.107	13.93	1,367,315
Band 22	412.167	15.52	6,397
Band 23	5,668.503	15.20	86,161
Band 25	46,536.768	16.32	759,480
Band 26	30,101.780	16.21	487,950
Band 27	13,214.992	15.52	205,097
Band 28	7,003.677	15.19	106,386
Band 29	38,182.223	15.08	575,788
Band 30	21,704.429	14.44	313,412
Band 31	17,023.394	14.13	240,541
Band 34	247.756	12.88	3,191
Band 38	17,364.985	7.11	123,465
Band 41	12,661.317	8.71	110,280
Band 42	198.775	8.61	1,711
Band 43	18,610.270	8.54	158,932
Band 45	3,337.025	7.50	25,028
Band 46	275,564.113	7.18	1,978,550
Band 47	26,984.322	7.14	192,668
Band 50	1,666.230	7.00	11,664
Band 56	49,509.069	6.49	321,314
Band 57	1,707.319	6.46	11,029
Band 60	99.175	6.46	641
	13,532,716.447		$ 195,530,926

214

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Main Street Portfolio® - Service 2
Class
Contracts in accumulation period:
Band 6	54,769.934	$ 9.66	$ 529,078
Band 7	1,935.483	9.63	18,639
Band 10	22,143.196	9.51	210,582
Band 12	23,731.826	9.45	224,266
Band 14	6,395.026	7.68	49,114
Band 15	60,005.065	7.66	459,639
Band 17	5,996.226	7.61	45,631
Band 20	97,197.766	9.39	912,687
Band 46	25,629.228	7.14	182,993
	297,803.750		$ 2,632,629
ING PIMCO Core Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,473.067	$ 16.97	$ 41,968
Band 2	149,919.875	16.49	2,472,179
Band 3	9,021.974	15.68	141,465
Band 4	648,190.833	15.91	10,312,716
Band 5	373,708.552	15.80	5,904,595
Band 6	16,888,378.900	15.57	262,952,059
Band 7	8,505,213.841	15.46	131,490,606
Band 8	10,313,406.970	15.24	157,176,322
Band 9	1,530,241.887	15.13	23,152,560
Band 10	27,390,667.760	15.02	411,407,830
Band 11	5,969,432.039	14.91	89,004,232
Band 12	1,830,575.253	14.80	27,092,514
Band 13	10,172,224.820	14.70	149,531,705
Band 14	13,682,366.450	14.49	198,257,490
Band 15	8,442,286.881	14.38	121,400,085
Band 16	1,210,353.894	14.17	17,150,715
Band 17	9,592,660.613	14.07	134,968,735
Band 18	248,203.525	13.97	3,467,403
Band 19	490,238.351	13.77	6,750,582
Band 20	3,680,967.040	14.59	53,705,309
Band 21	851,914.445	14.28	12,165,338
Band 25	84,050.802	16.73	1,406,170
Band 26	1,356,952.018	16.61	22,538,973
Band 27	340,332.120	15.91	5,414,684
Band 28	99,573.410	15.57	1,550,358
Band 29	1,503,501.158	15.45	23,229,093
Band 30	576,714.239	14.80	8,535,371
Band 31	266,686.731	14.48	3,861,624
Band 32	6,017.831	13.88	83,527
Band 33	2,011.677	13.49	27,138
Band 34	3,457.211	13.20	45,635
Band 35	60,562.462	17.10	1,035,618
Band 36	16,666.758	16.61	276,835

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Core Bond Portfolio - Service Class
(continued)
Band 37	2,755.260	$ 16.26	$ 44,801
Band 38	1,348,557.564	12.44	16,776,056
Band 39	19,911.287	12.31	245,108
Band 40	14,175.985	12.20	172,947
Band 41	206,997.985	11.97	2,477,766
Band 42	202,341.574	11.84	2,395,724
Band 43	704,739.997	11.74	8,273,648
Band 44	39,709.779	11.33	449,912
Band 45	43,036.996	11.22	482,875
Band 46	13,368,895.110	11.11	148,528,425
Band 47	1,650,532.105	11.04	18,221,874
Band 50	13,833.657	11.46	158,534
Band 51	9,830.845	11.37	111,777
Band 52	4,910.646	11.56	56,767
Band 53	1,368.856	11.49	15,728
Band 55	86,636.402	11.53	998,918
Band 56	2,401,660.656	10.16	24,400,872
Band 57	183,015.239	10.11	1,850,284
Band 58	3,113.490	10.08	31,384
Band 59	7,572.321	10.05	76,102
Band 60	22,139.476	10.12	224,051
	146,634,708.617		$ 2,112,544,987
ING PIMCO Core Bond Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	942,777.587	$ 12.46	$ 11,747,009
Band 7	59,735.174	12.42	741,911
Band 8	2,780.061	12.34	34,306
Band 10	888,472.258	12.26	10,892,670
Band 11	10,358.076	12.22	126,576
Band 12	475,011.950	12.18	5,785,646
Band 13	3,742.035	11.22	41,986
Band 14	143,827.023	11.23	1,615,177
Band 15	316,257.138	11.20	3,542,080
Band 17	318,322.148	11.12	3,539,742
Band 20	1,368,226.382	12.10	16,555,539
Band 46	615,424.592	11.03	6,788,133
	5,144,934.424		$ 61,410,775

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Band 1	53.972	$ 9.76	$ 527
Band 2	43,228.862	9.44	408,080
Band 4	235,757.752	9.33	2,199,620
Band 5	231,109.803	9.31	2,151,632
Band 6	4,317,112.848	9.26	39,976,465
Band 7	3,714,546.976	9.24	34,322,414
Band 8	2,182,503.116	9.20	20,079,029
Band 9	619,342.289	9.18	5,685,562
Band 10	3,338,097.929	9.15	30,543,596
Band 11	3,078,712.322	9.13	28,108,643
Band 12	1,037,281.701	9.11	9,449,636
Band 13	2,840,103.272	9.09	25,816,539
Band 14	5,369,702.505	9.05	48,595,808
Band 15	1,056,909.845	9.03	9,543,896
Band 16	177,293.971	8.98	1,592,100
Band 17	2,111,385.333	8.96	18,918,013
Band 18	46,051.589	8.94	411,701
Band 19	308,901.142	8.90	2,749,220
Band 20	1,757,351.002	9.07	15,939,174
Band 21	396,372.233	9.00	3,567,350
Band 24	223.441	9.67	2,161
Band 25	40,655.201	9.49	385,818
Band 26	372,409.209	9.46	3,522,991
Band 27	105,447.633	9.33	983,826
Band 28	62,594.130	9.26	579,622
Band 29	355,072.350	9.24	3,280,869
Band 30	131,539.895	9.11	1,198,328
Band 31	139,310.959	9.05	1,260,764
Band 32	247.867	8.92	2,211
Band 33	2,576.245	8.84	22,774
Band 34	933.108	8.78	8,193
Band 35	113,335.868	8.96	1,015,489
Band 36	10,079.297	8.89	89,605
Band 37	15,573.840	8.84	137,673
Band 38	217,607.894	8.88	1,932,358
Band 39	31,362.577	8.81	276,304
Band 40	22,199.349	8.76	194,466
Band 41	64,516.616	9.11	587,746
Band 42	59,381.914	9.03	536,219
Band 43	150,254.238	8.96	1,346,278
Band 44	20,777.435	8.81	183,049
Band 45	23,063.904	8.75	201,809
Band 46	888,722.301	8.30	7,376,395
Band 47	149,880.902	8.25	1,236,517
Band 51	494.382	8.15	4,029
Band 55	25,209.421	8.27	208,482
Band 56	17,932.541	7.69	137,901
Band 57	226.669	7.65	1,734
Band 60	796.551	7.66	6,102
	35,884,244.199		$ 326,778,718

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Band 2	844.695	$ 8.55	$ 7,222
Band 3	782.556	8.44	6,605
Band 4	38,597.652	8.48	327,308
Band 5	52,672.783	8.46	445,612
Band 6	896,824.601	8.43	7,560,231
Band 7	449,248.278	8.41	3,778,178
Band 8	209,564.844	8.38	1,756,153
Band 9	30,666.968	8.37	256,683
Band 10	574,371.448	8.35	4,796,002
Band 11	226,183.029	8.33	1,884,105
Band 12	167,298.180	8.32	1,391,921
Band 13	362,301.208	8.30	3,007,100
Band 14	775,329.397	8.27	6,411,974
Band 15	210,717.713	8.26	1,740,528
Band 16	21,859.550	8.23	179,904
Band 17	356,416.152	8.21	2,926,177
Band 18	10,135.940	8.20	83,115
Band 19	52,473.581	8.16	428,184
Band 20	349,591.749	8.29	2,898,116
Band 21	46,021.470	8.24	379,217
Band 25	3,875.591	8.59	33,291
Band 26	46,212.726	8.57	396,043
Band 27	42,648.323	8.48	361,658
Band 28	9,198.361	8.43	77,542
Band 29	25,983.183	8.41	218,519
Band 30	21,324.847	8.32	177,423
Band 31	19,743.832	8.27	163,281
Band 32	3,000.407	8.18	24,543
Band 35	30,069.883	8.63	259,503
Band 36	4,292.113	8.57	36,783
Band 38	143,994.973	8.55	1,231,157
Band 39	17,116.842	8.49	145,322
Band 40	25,852.310	8.44	218,193
Band 41	9,251.144	8.32	76,970
Band 42	10,196.630	8.26	84,224
Band 43	22,547.058	8.21	185,111
Band 45	761.373	8.06	6,137
Band 46	148,471.544	8.18	1,214,497
Band 47	45,235.323	8.13	367,763
Band 50	537.521	7.43	3,994
Band 55	3,225.574	7.48	24,127
Band 56	24,454.460	6.83	167,024
	5,489,895.812		$ 45,737,440

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
Currently payable annuity contracts:	6,569.350	$ 8.41	$ 55,248
Contracts in accumulation period:
Band 1	9,468.026	7.77	73,567
Band 2	789,725.161	8.41	6,641,589
Band 3	16,293.742	8.30	135,238
Band 4	251,223.004	8.33	2,092,688
Band 5	239,154.819	8.31	1,987,377
Band 6	8,408,546.714	8.28	69,622,767
Band 7	5,633,124.654	8.27	46,585,941
Band 8	4,116,452.368	8.24	33,919,568
Band 9	786,881.466	8.22	6,468,166
Band 10	6,906,770.113	8.20	56,635,515
Band 11	4,340,222.156	8.19	35,546,419
Band 12	1,217,637.690	8.17	9,948,100
Band 13	3,832,716.222	8.16	31,274,964
Band 14	7,802,110.889	8.13	63,431,162
Band 15	2,370,996.306	8.11	19,228,780
Band 16	217,087.156	8.08	1,754,064
Band 17	3,996,449.139	8.07	32,251,345
Band 18	80,413.004	8.05	647,325
Band 19	346,626.471	8.02	2,779,944
Band 20	3,920,525.568	8.14	31,913,078
Band 21	471,118.796	8.10	3,816,062
Band 25	46,932.129	8.44	396,107
Band 26	181,447.328	8.42	1,527,787
Band 27	31,673.814	8.33	263,843
Band 28	5,298.850	8.28	43,874
Band 29	164,898.751	8.27	1,363,713
Band 30	29,380.573	8.17	240,039
Band 31	101,456.296	8.13	824,840
Band 35	85,884.026	8.48	728,297
Band 36	23,770.464	8.42	200,147
Band 37	12,720.001	8.37	106,466
Band 38	574,693.501	8.41	4,833,172
Band 39	222,771.290	8.34	1,857,913
Band 40	49,772.651	8.30	413,113
Band 41	31,042.614	8.18	253,929
Band 42	58,987.127	8.11	478,386
Band 43	127,675.084	8.07	1,030,338
Band 44	26,829.328	7.96	213,561
Band 45	5,301.391	7.92	41,987
Band 46	2,485,007.652	8.04	19,979,462
Band 47	262,349.621	7.99	2,096,173
Band 50	9,892.098	7.68	75,971
Band 51	5,453.235	7.62	41,554
Band 52	327.121	7.75	2,535
Band 54	1,141.080	7.64	8,718
Band 55	1,221.340	7.73	9,441
Band 56	61,760.003	6.95	429,232
Band 57	1,296.582	6.91	8,959
Band 59	5,991.814	6.88	41,224
	60,375,088.578		$ 494,319,688

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Currently payable annuity contracts:	7,329.479	$ 37.95	$ 278,154
Contracts in accumulation period:
Band 1	16,461.849	39.50	650,243
Band 2	333,959.885	37.95	12,673,778
Band 3	11,328.402	35.36	400,572
Band 4	245,136.168	36.14	8,859,221
Band 5	202,422.629	35.73	7,232,561
Band 6	8,278,461.718	35.06	290,242,868
Band 7	4,433,308.952	34.67	153,702,821
Band 8	4,590,192.610	34.02	156,158,353
Band 9	600,421.712	33.63	20,192,182
Band 10	9,041,618.912	33.29	300,995,494
Band 11	3,579,728.070	32.96	117,987,837
Band 12	1,168,271.668	32.62	38,109,022
Band 13	4,902,623.437	32.30	158,354,737
Band 14	5,666,248.940	31.65	179,336,779
Band 15	3,106,564.378	31.33	97,328,662
Band 16	454,095.324	30.70	13,940,726
Band 17	3,963,913.734	30.39	120,463,338
Band 18	124,365.637	30.08	3,740,918
Band 19	383,153.029	29.47	11,291,520
Band 20	2,269,322.306	31.97	72,550,234
Band 21	355,783.681	31.01	11,032,852
Band 25	64,132.535	38.73	2,483,853
Band 26	769,031.229	9.30	7,151,990
Band 27	274,173.771	9.20	2,522,399
Band 28	69,537.920	9.15	636,272
Band 29	1,033,418.698	9.13	9,435,113
Band 30	234,640.239	9.03	2,118,801
Band 31	153,662.900	8.98	1,379,893
Band 32	1,819.764	8.88	16,160
Band 33	548.192	8.81	4,830
Band 34	3,614.860	8.76	31,666
Band 35	190,714.348	7.30	1,392,215
Band 36	34,009.551	7.29	247,930
Band 37	1,664.569	7.28	12,118
Band 38	1,531,767.964	8.31	12,728,992
Band 39	187,769.130	7.28	1,366,959
Band 40	66,211.387	7.27	481,357
Band 41	211,306.763	9.03	1,908,100
Band 42	74,198.022	8.96	664,814
Band 43	459,334.319	8.91	4,092,669
Band 44	11,292.515	8.79	99,261
Band 45	96,955.566	8.74	847,392
Band 46	12,124,597.630	8.68	105,241,507
Band 47	2,081,470.572	8.62	17,942,276
Band 49	382,200.631	7.26	2,774,777

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class (continued)
Band 50	13,795.301	$ 8.16	$ 112,570
Band 51	45,090.781	8.10	365,235
Band 52	49,763.640	8.24	410,052
Band 53	4,668.737	8.19	38,237
Band 54	4,314.798	8.12	35,036
Band 55	19,138.056	8.22	157,315
Band 56	1,155,828.484	7.41	8,564,689
Band 57	104,547.814	7.37	770,517
Band 58	6,620.902	7.35	48,664
Band 59	18,502.053	7.33	135,620
Band 60	88,085.825	7.37	649,193
Band 62	4,055.891	7.33	29,730
	75,307,197.877		$ 1,962,421,074
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	1,098,377.519	$ 12.44	$ 13,663,816
Band 7	1,190.142	12.40	14,758
Band 10	819,836.262	12.24	10,034,796
Band 11	16,400.502	12.20	200,086
Band 12	546,351.475	12.16	6,643,634
Band 13	5,343.829	8.77	46,865
Band 14	202,170.559	9.69	1,959,033
Band 15	763,647.019	9.66	7,376,830
Band 17	296,319.485	9.59	2,841,704
Band 20	1,543,755.735	12.08	18,648,569
Band 46	940,792.885	8.62	8,109,635
	6,234,185.412		$ 69,539,726
ING T. Rowe Price Equity Income Portfolio - Service
Class
Currently payable annuity contracts:	6,413.280	$23.99 to $24.98	$ 154,071
Contracts in accumulation period:
Band 1	55,100.871	24.98	1,376,420
Band 2	729,808.587	23.99	17,508,108
Band 3	17,095.539	22.36	382,256
Band 4	163,315.139	22.85	3,731,751
Band 5	124,572.509	22.59	2,814,093
Band 6	3,367,200.333	22.17	74,650,831
Band 7	2,795,600.428	21.92	61,279,561
Band 8	1,752,664.803	21.51	37,699,820
Band 9	304,958.413	21.26	6,483,416
Band 10	2,853,747.602	21.05	60,071,387
Band 11	2,092,367.866	20.84	43,604,946
Band 12	691,572.311	20.63	14,267,137
Band 13	1,928,955.767	20.42	39,389,277
Band 14	3,501,443.772	20.01	70,063,890
Band 15	849,405.954	19.81	16,826,732

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class (continued)
Band 16	121,126.089	$ 19.41	$ 2,351,057
Band 17	1,638,713.783	19.21	31,479,692
Band 18	58,827.776	19.02	1,118,904
Band 19	194,090.892	18.63	3,615,913
Band 20	1,310,977.258	20.21	26,494,850
Band 21	264,548.755	19.61	5,187,801
Band 24	42.495	26.53	1,127
Band 25	40,019.261	24.48	979,672
Band 26	289,597.656	8.86	2,565,835
Band 27	60,534.753	8.73	528,468
Band 28	34,422.585	8.67	298,444
Band 29	271,992.083	8.65	2,352,732
Band 30	125,025.661	8.53	1,066,469
Band 31	50,204.715	8.47	425,234
Band 33	308.861	8.27	2,554
Band 35	25,751.751	8.26	212,709
Band 36	16,029.920	8.20	131,445
Band 37	55,955.962	8.15	456,041
Band 38	426,557.956	8.18	3,489,244
Band 39	66,174.015	8.12	537,333
Band 40	61,796.929	8.08	499,319
Band 41	45,019.421	8.53	384,016
Band 42	65,462.456	8.45	553,158
Band 43	119,346.437	8.39	1,001,317
Band 44	12,523.481	8.25	103,319
Band 45	9,589.300	8.12	77,865
Band 46	1,818,539.739	7.65	13,911,829
Band 47	261,369.428	7.60	1,986,408
Band 50	2,116.381	7.33	15,513
Band 51	6,570.219	7.27	47,765
Band 52	2,813.521	7.39	20,792
Band 55	1,056.141	7.37	7,784
Band 56	280,187.491	6.68	1,871,652
Band 57	136.260	6.65	906
Band 60	452.576	6.65	3,010
	28,972,105.181		$ 554,083,873
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	425,365.762	$ 10.56	$ 4,491,862
Band 8	589.858	10.46	6,170
Band 10	288,172.484	10.40	2,996,994
Band 11	31,753.760	10.36	328,969
Band 12	166,365.985	10.33	1,718,561
Band 14	50,261.937	8.42	423,206
Band 15	183,918.881	8.40	1,544,919
Band 17	90,065.385	8.34	751,145
Band 20	605,179.840	10.26	6,209,145
Band 46	222,819.496	7.60	1,693,428
	2,064,493.388		$ 20,164,399

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service
Class
Currently payable annuity contracts:	1,418.693	$ 16.96	$ 24,061
Contracts in accumulation period:
Band 1	3,422.006	17.52	59,954
Band 2	377,733.240	16.96	6,406,356
Band 3	8,636.007	16.02	138,349
Band 4	147,158.123	16.27	2,394,263
Band 5	83,731.489	16.12	1,349,752
Band 6	1,712,449.652	15.88	27,193,700
Band 7	1,551,008.850	15.73	24,397,369
Band 8	1,563,733.426	15.49	24,222,231
Band 9	369,472.102	15.34	5,667,702
Band 10	1,823,433.072	15.22	27,752,651
Band 11	875,862.445	15.09	13,216,764
Band 12	401,369.949	14.97	6,008,508
Band 13	1,253,472.669	14.85	18,614,069
Band 14	1,778,368.945	14.60	25,964,187
Band 15	472,477.403	14.48	6,841,473
Band 16	77,144.084	14.25	1,099,303
Band 17	994,246.359	14.13	14,048,701
Band 18	24,519.005	14.01	343,511
Band 19	83,741.006	13.78	1,153,951
Band 20	632,626.369	14.72	9,312,260
Band 21	160,917.289	14.36	2,310,772
Band 25	77,020.157	17.21	1,325,517
Band 26	110,701.857	8.44	934,324
Band 27	12,842.242	8.35	107,233
Band 28	15,414.992	8.30	127,944
Band 29	78,314.678	8.28	648,446
Band 30	14,595.216	8.19	119,535
Band 31	13,985.490	8.15	113,982
Band 32	191.546	8.06	1,544
Band 33	971.281	8.00	7,770
Band 34	70.994	7.95	564
Band 38	135,799.109	7.07	960,100
Band 41	33,346.165	8.19	273,105
Band 42	7,272.514	8.13	59,126
Band 43	19,249.335	8.09	155,727
Band 44	1,087.447	7.98	8,678
Band 45	15,965.445	7.93	126,606
Band 46	948,729.787	7.76	7,362,143
Band 47	144,651.875	7.71	1,115,266
Band 50	8,274.960	6.96	57,594
Band 51	1,051.200	6.90	7,253
Band 52	1,291.883	7.02	9,069
Band 56	384,128.506	6.20	2,381,597
Band 57	674.761	6.16	4,157
Band 59	3,346.253	6.13	20,513
Band 60	7,185.963	6.17	44,337
	16,433,105.839		$ 234,492,017

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	55,483.426	$ 11.69	$ 648,601
Band 7	623.523	11.65	7,264
Band 10	46,059.167	11.50	529,680
Band 12	32,061.850	11.43	366,467
Band 13	5,126.564	7.85	40,244
Band 14	8,201.791	8.18	67,091
Band 15	28,724.398	8.16	234,391
Band 17	12,785.375	8.10	103,562
Band 20	121,941.919	11.35	1,384,041
Band 46	46,286.920	7.72	357,335
	357,294.933		$ 3,738,676
ING Van Kampen Capital Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	11,811.388	$ 7.21	$ 85,160
Band 3	3,308.635	7.04	23,293
Band 4	45,504.519	7.09	322,627
Band 5	67,636.386	7.07	478,189
Band 6	2,227,821.920	7.02	15,639,310
Band 7	2,066,751.663	7.00	14,467,262
Band 8	401,792.383	6.95	2,792,457
Band 9	179,335.815	6.93	1,242,797
Band 10	1,525,359.888	6.90	10,524,983
Band 11	771,766.493	6.88	5,309,753
Band 12	584,039.246	6.86	4,006,509
Band 13	1,114,574.401	6.83	7,612,543
Band 14	2,240,049.214	6.79	15,209,934
Band 15	474,811.494	6.76	3,209,726
Band 16	49,412.265	6.72	332,050
Band 17	1,044,646.060	6.70	6,999,129
Band 18	24,653.546	6.67	164,439
Band 19	126,921.083	6.63	841,487
Band 20	1,834,220.720	6.81	12,491,043
Band 21	201,015.564	6.74	1,354,845
Band 25	13,093.332	7.26	95,058
Band 26	152,235.650	7.88	1,199,617
Band 27	84,726.286	7.80	660,865
Band 28	14,700.215	7.75	113,927
Band 29	109,010.685	7.74	843,743
Band 30	62,164.201	7.65	475,556
Band 31	87,197.394	7.61	663,572
Band 33	191.965	7.47	1,434
Band 34	4,750.106	7.43	35,293
Band 35	73,980.623	5.52	408,373
Band 36	3,769.118	5.51	20,768
Band 37	1,503.375	5.50	8,269

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Capital Growth Portfolio - Service
Class (continued)
Band 38	40,985.247	$ 6.61	$ 270,912
Band 39	12,960.891	5.50	71,285
Band 40	23,669.794	5.49	129,947
Band 41	15,763.086	7.65	120,588
Band 42	21,340.449	7.60	162,187
Band 43	24,958.750	7.55	188,439
Band 45	802.383	7.41	5,946
Band 46	273,222.883	6.83	1,866,112
Band 47	34,865.697	6.79	236,738
Band 54	3,833.868	6.50	24,920
Band 55	2,818.664	6.58	18,547
Band 56	9,782.368	5.36	52,433
Band 57	12,999.940	5.33	69,290
Band 60	2,453.546	5.33	13,077
	16,083,213.199		$ 110,864,432
ING Van Kampen Capital Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 12	1,379.387	$ 8.39	$ 11,573
Band 20	36.072	8.34	301
	1,415.459		$ 11,874
ING Van Kampen Global Franchise Portfolio - Service
Class
Contracts in accumulation period:
Band 1	89.331	$ 12.74	$ 1,138
Band 2	7,167.606	12.57	90,097
Band 3	609.530	12.28	7,485
Band 4	50,398.210	12.36	622,922
Band 5	35,502.588	12.32	437,392
Band 6	2,715,368.821	12.24	33,236,114
Band 7	1,204,901.920	12.20	14,699,803
Band 8	1,078,572.138	12.11	13,061,509
Band 9	126,637.176	12.07	1,528,511
Band 10	3,388,662.624	12.03	40,765,611
Band 11	588,338.268	11.99	7,054,176
Band 12	225,513.336	11.95	2,694,884
Band 13	1,134,915.656	11.91	13,516,845
Band 14	2,022,868.892	11.83	23,930,539
Band 15	932,106.908	11.79	10,989,540
Band 16	114,514.790	11.71	1,340,968
Band 17	1,599,531.236	11.67	18,666,530
Band 18	12,990.881	11.63	151,084
Band 19	129,634.223	11.55	1,497,275
Band 20	638,483.157	11.87	7,578,795
Band 21	100,793.779	11.75	1,184,327
Band 25	10,425.352	12.66	131,985
Band 26	96,721.287	9.87	954,639

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Global Franchise Portfolio - Service
Class (continued)
Band 27	26,049.692	$ 9.76	$ 254,245
Band 28	4,898.268	9.71	47,562
Band 29	155,142.542	9.69	1,503,331
Band 30	31,245.849	9.58	299,335
Band 31	26,934.543	9.52	256,417
Band 34	3,266.205	9.30	30,376
Band 38	56,750.738	8.82	500,542
Band 41	19,518.028	9.58	186,983
Band 42	435.502	9.51	4,142
Band 43	42,957.830	9.46	406,381
Band 44	473.399	9.33	4,417
Band 45	14,905.578	9.28	138,324
Band 46	1,522,406.475	9.89	15,056,600
Band 47	175,049.908	9.83	1,720,741
Band 50	1,984.712	8.65	17,168
Band 51	40,646.445	8.59	349,153
Band 52	430.709	8.73	3,760
Band 53	804.277	8.67	6,973
Band 55	4,801.054	8.71	41,817
Band 56	88,607.163	7.19	637,086
Band 57	5,117.860	7.15	36,593
Band 59	6,197.738	7.11	44,066
Band 60	181.508	7.16	1,300
	18,443,553.732		$ 215,689,481
ING Van Kampen Global Franchise Portfolio - Service
2 Class
Contracts in accumulation period:
Band 6	767,388.505	$ 13.05	$ 10,014,420
Band 7	6,588.247	13.01	85,713
Band 8	463.087	12.92	5,983
Band 10	659,049.874	12.84	8,462,200
Band 11	14,885.559	12.80	190,535
Band 12	263,310.893	12.76	3,359,847
Band 13	10,782.729	10.00	107,827
Band 14	125,799.248	10.63	1,337,246
Band 15	703,532.934	10.61	7,464,484
Band 17	264,486.593	10.53	2,785,044
Band 20	1,109,217.986	12.68	14,064,884
Band 46	550,687.825	9.83	5,413,261
	4,476,193.480		$ 53,291,444

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Global Tactical Asset Allocation
Portfolio - Service Class
Contracts in accumulation period:
Band 6	60,783.181	$ 8.57	$ 520,912
Band 7	903.372	8.57	7,742
Band 8	58,890.951	8.57	504,695
Band 10	83,471.826	8.56	714,519
Band 11	6,878.417	8.56	58,879
Band 13	27,689.088	8.56	237,019
Band 14	3,826.467	8.56	32,755
Band 15	26,113.495	8.56	223,532
Band 16	238.927	8.55	2,043
Band 17	8,202.544	8.55	70,132
Band 19	235.064	8.55	2,010
Band 20	1,823.243	8.56	15,607
Band 46	25,787.917	8.55	220,487
Band 47	3,751.459	8.54	32,037
Band 56	9,686.421	8.58	83,109
	318,282.372		$ 2,725,478
ING Van Kampen Growth and Income Portfolio -
Service Class
Currently payable annuity contracts:	1,384.882	$ 23.00	$ 31,852
Contracts in accumulation period:
Band 1	3,717.851	23.72	88,187
Band 2	366,583.421	23.00	8,431,419
Band 3	10,369.486	21.79	225,951
Band 4	167,823.139	22.16	3,718,961
Band 5	100,211.784	21.96	2,200,651
Band 6	2,778,826.860	21.66	60,189,390
Band 7	1,628,582.771	21.46	34,949,386
Band 8	3,137,303.728	21.16	66,385,347
Band 9	286,443.361	20.97	6,006,717
Band 10	1,880,515.614	20.81	39,133,530
Band 11	3,235,909.626	20.65	66,821,534
Band 12	443,563.329	20.49	9,088,613
Band 13	1,558,546.655	20.33	31,685,253
Band 14	1,892,826.686	20.02	37,894,390
Band 15	500,727.970	19.86	9,944,457
Band 16	66,848.464	19.56	1,307,556
Band 17	795,559.274	19.40	15,433,850
Band 18	31,032.872	19.25	597,383
Band 19	74,195.675	18.96	1,406,750
Band 20	550,027.955	20.17	11,094,064
Band 21	146,256.047	19.71	2,882,707
Band 24	48.625	24.84	1,208
Band 25	29,396.715	23.36	686,707
Band 26	180,061.832	8.74	1,573,740
Band 27	89,089.927	8.64	769,737
Band 28	9,959.533	8.59	85,552

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Growth and Income Portfolio -
Service Class (continued)
Band 29	226,283.266	$ 8.57	$ 1,939,248
Band 30	64,900.265	8.48	550,354
Band 31	36,969.590	8.43	311,654
Band 33	325.337	8.28	2,694
Band 38	33,018.640	7.77	256,555
Band 41	14,891.770	8.48	126,282
Band 42	8,210.749	8.42	69,135
Band 43	36,936.728	8.37	309,160
Band 45	3,432.524	8.21	28,181
Band 46	1,324,476.738	8.29	10,979,912
Band 47	153,809.595	8.23	1,265,853
Band 50	555.527	7.64	4,244
Band 51	6,240.373	7.58	47,302
Band 56	78,836.106	6.88	542,392
Band 60	480.594	6.85	3,292
	21,955,181.884		$ 429,071,150
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	594,673.136	$ 11.55	$ 6,868,475
Band 7	16,848.254	11.51	193,923
Band 8	1,543.779	11.44	17,661
Band 10	432,198.060	11.36	4,909,770
Band 11	14,172.996	11.33	160,580
Band 12	312,588.970	11.29	3,529,129
Band 13	13,898.626	8.37	116,331
Band 14	86,313.290	9.02	778,546
Band 15	339,723.809	8.99	3,054,117
Band 17	277,972.222	8.93	2,482,292
Band 20	1,661,840.670	11.22	18,645,852
Band 46	475,522.905	8.23	3,913,554
	4,227,296.717		$ 44,670,230
ING Van Kampen Real Estate Portfolio - Service Class
Currently payable annuity contracts:	400.918	$ 43.04	$ 17,256
Contracts in accumulation period:
Band 1	3,818.849	44.81	171,123
Band 2	69,126.109	43.04	2,975,188
Band 3	734.242	40.11	29,450
Band 4	49,340.062	40.99	2,022,449
Band 5	35,079.210	40.53	1,421,760
Band 6	952,216.462	39.77	37,869,649
Band 7	691,764.927	39.32	27,200,197
Band 8	581,354.005	38.59	22,434,451
Band 9	90,172.658	38.14	3,439,185
Band 10	710,187.481	37.76	26,816,679
Band 11	390,878.664	37.38	14,611,044

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Real Estate Portfolio - Service Class
(continued)
Band 12	162,445.658	$ 37.00	$ 6,010,489
Band 13	584,295.221	36.63	21,402,734
Band 14	839,079.585	35.89	30,114,566
Band 15	412,439.168	35.53	14,653,964
Band 16	45,841.256	34.82	1,596,193
Band 17	665,552.258	34.47	22,941,586
Band 18	18,568.445	34.12	633,555
Band 19	53,921.297	33.43	1,802,589
Band 20	351,230.826	36.26	12,735,630
Band 21	46,691.173	35.17	1,642,129
Band 24	73.325	47.60	3,490
Band 25	11,536.754	43.93	506,810
Band 26	113,524.950	10.91	1,238,557
Band 27	36,224.360	10.76	389,774
Band 28	7,429.104	10.68	79,343
Band 29	95,436.793	10.66	1,017,356
Band 30	40,769.905	10.51	428,492
Band 31	20,724.432	10.43	216,156
Band 32	713.293	10.29	7,340
Band 33	1,590.560	10.19	16,208
Band 34	628.792	10.12	6,363
Band 38	57,378.391	6.09	349,434
Band 41	35,788.852	10.51	376,141
Band 42	20,110.664	10.41	209,352
Band 43	66,770.544	10.34	690,407
Band 44	5,109.709	10.16	51,915
Band 45	15,518.215	9.95	154,406
Band 46	1,487,036.387	7.59	11,286,606
Band 47	155,674.528	7.54	1,173,786
Band 50	2,714.316	6.02	16,340
Band 51	396.013	5.97	2,364
Band 53	771.489	6.03	4,652
Band 55	8,892.485	6.06	53,888
Band 56	12,573.668	6.74	84,747
Band 60	1,182.770	6.71	7,936
	8,953,708.773		$ 270,913,729
ING Van Kampen Real Estate Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	260,944.345	$ 13.51	$ 3,525,358
Band 7	2,281.943	13.46	30,715
Band 8	99.602	13.38	1,333
Band 10	187,396.704	13.29	2,490,502
Band 11	3,472.104	13.25	46,005
Band 12	62,238.323	13.21	822,168
Band 13	3,496.072	7.67	26,815
Band 14	52,731.650	9.44	497,787
Band 15	197,333.822	9.42	1,858,885
Band 17	73,704.205	9.35	689,134
Band 20	330,057.980	13.12	4,330,361
Band 46	204,226.194	7.54	1,539,866
	1,377,982.944		$ 15,858,929

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus International Equity Portfolio -
Service Class
Contracts in accumulation period:
Band 2	524.820	$ 7.61	$ 3,994
Band 4	37,266.662	7.55	281,363
Band 5	2,769.936	7.54	20,885
Band 6	218,566.390	7.52	1,643,619
Band 7	98,966.758	7.51	743,240
Band 8	137,502.898	7.48	1,028,522
Band 9	62,044.802	7.47	463,475
Band 10	187,024.902	7.46	1,395,206
Band 11	26,374.443	7.45	196,490
Band 12	4,775.582	7.44	35,530
Band 13	113,433.350	7.42	841,675
Band 14	169,026.736	7.40	1,250,798
Band 15	105,936.064	7.39	782,868
Band 16	4,454.898	7.37	32,833
Band 17	141,577.328	7.35	1,040,593
Band 19	6,663.425	7.32	48,776
Band 20	21,726.410	7.41	160,993
Band 21	17,596.809	7.38	129,864
Band 25	281.202	7.64	2,148
Band 26	63,457.278	7.62	483,544
Band 27	26,543.566	7.55	200,404
Band 28	9,921.000	7.52	74,606
Band 29	41,401.594	7.51	310,926
Band 30	20,271.606	7.43	150,618
Band 31	30,512.746	7.40	225,794
Band 34	1,487.559	7.25	10,785
Band 35	107,326.338	6.56	704,061
Band 36	6,245.845	6.52	40,723
Band 37	7,472.125	6.50	48,569
Band 38	287,615.201	6.51	1,872,375
Band 39	119,032.321	6.48	771,329
Band 40	24,172.766	6.45	155,914
Band 41	3,814.542	7.44	28,380
Band 42	3,179.415	7.39	23,496
Band 43	8,023.188	7.36	59,051
Band 44	179.774	7.27	1,307
Band 45	908.681	7.24	6,579
Band 46	87,228.049	7.33	639,382
Band 47	11,249.773	7.30	82,123
Band 49	212,380.359	5.93	1,259,416
	2,428,937.141		$ 17,252,254

230

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus International Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	7,112.807	$ 7.40	$ 52,635
Band 10	6,970.910	7.35	51,236
Band 12	27.852	7.32	204
Band 14	147.377	7.29	1,074
Band 15	7,005.054	7.28	50,997
Band 17	2,694.463	7.24	19,508
Band 20	7,320.752	7.30	53,441
Band 46	7,586.611	7.22	54,775
	38,865.826		$ 283,870
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
Band 2	1,090.804	$ 7.31	$ 7,974
Band 4	4,033.233	7.25	29,241
Band 5	3,162.811	7.24	22,899
Band 6	91,205.810	7.21	657,594
Band 7	39,562.217	7.20	284,848
Band 8	83,989.174	7.18	603,042
Band 9	12,786.498	7.17	91,679
Band 10	205,657.198	7.16	1,472,506
Band 11	8,767.171	7.15	62,685
Band 12	6,658.821	7.14	47,544
Band 13	111,071.244	7.12	790,827
Band 14	96,982.308	7.10	688,574
Band 15	57,123.924	7.09	405,009
Band 16	15,812.975	7.07	111,798
Band 17	80,134.520	7.06	565,750
Band 18	76.692	7.05	541
Band 19	1,414.366	7.02	9,929
Band 20	15,964.395	7.11	113,507
Band 21	6,176.168	7.08	43,727
Band 25	3,006.906	7.33	22,041
Band 26	3,646.418	7.32	26,692
Band 27	2,165.837	7.25	15,702
Band 28	677.481	7.21	4,885
Band 29	4,429.215	7.20	31,890
Band 30	3,615.597	7.13	25,779
Band 31	9,193.487	7.10	65,274
Band 38	578.012	6.95	4,017
Band 41	755.251	7.14	5,392
Band 42	2,019.791	7.09	14,320
Band 43	686.867	7.06	4,849
Band 46	41,920.976	7.03	294,704
Band 47	9,969.523	7.00	69,787
	924,335.690		$ 6,595,006

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	2,045.045	$ 7.19	$ 14,704
Band 8	796.681	7.15	5,696
Band 10	6,532.247	7.13	46,575
Band 14	3,500.941	7.07	24,752
Band 15	4,743.292	7.06	33,488
Band 17	290.925	7.03	2,045
Band 20	29,045.626	7.09	205,933
Band 46	5,123.230	7.01	35,914
	52,077.987		$ 369,107
ING Diversified International Fund - Class R
Contracts in accumulation period:
Band 35	2,318.628	$ 6.35	$ 14,723
Band 36	3,697.829	6.32	23,370
Band 38	15,791.506	6.31	99,644
Band 39	3,765.234	6.29	23,683
Band 40	3,256.630	6.27	20,419
	28,829.827		$ 181,839
ING American Century Large Company Value
Portfolio - Service Class
Contracts in accumulation period:
Band 35	12,825.439	$ 7.84	$ 100,551
Band 37	344.397	7.65	2,635
Band 38	19,830.871	9.07	179,866
Band 39	7,944.070	8.97	71,258
Band 40	3,411.407	8.90	30,362
	44,356.184		$ 384,672
ING American Century Small-Mid Cap Value
Portfolio - Service Class
Contracts in accumulation period:
Band 35	3,222.841	$ 11.32	$ 36,483
Band 36	2,689.647	11.17	30,043
Band 38	23,646.851	12.12	286,600
Band 39	3,133.912	11.98	37,544
Band 40	1,124.975	11.89	13,376
	33,818.226		$ 404,046
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	6,827.014	$ 7.69	$ 52,500
Band 4	98,512.795	7.62	750,667
Band 5	20,245.727	7.61	154,070
Band 6	3,468,055.277	7.58	26,287,859
Band 7	797,642.717	7.56	6,030,179
Band 8	2,106,591.869	7.54	15,883,703
Band 9	232,657.492	7.52	1,749,584
Band 10	4,777,819.854	7.51	35,881,427

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
(continued)
Band 11	542,365.780	$ 7.49	$ 4,062,320
Band 12	164,305.262	7.48	1,229,003
Band 13	1,662,195.849	7.47	12,416,603
Band 14	1,594,618.630	7.44	11,863,963
Band 15	1,705,281.111	7.42	12,653,186
Band 16	170,277.442	7.40	1,260,053
Band 17	1,688,800.233	7.38	12,463,346
Band 18	6,339.579	7.37	46,723
Band 19	41,401.272	7.34	303,885
Band 20	518,943.843	7.45	3,866,132
Band 21	100,397.710	7.41	743,947
Band 26	193,360.228	7.71	1,490,807
Band 27	36,367.974	7.62	277,124
Band 28	7,812.765	7.58	59,221
Band 29	160,694.075	7.56	1,214,847
Band 30	24,336.869	7.48	182,040
Band 31	54,352.094	7.44	404,380
Band 34	3,567.313	7.26	25,899
Band 35	79,256.007	10.97	869,438
Band 36	15,162.771	10.83	164,213
Band 37	5,405.893	10.72	57,951
Band 38	501,750.618	10.79	5,413,889
Band 39	170,621.239	10.67	1,820,529
Band 40	41,142.438	10.58	435,287
Band 41	14,186.900	7.48	106,118
Band 42	31,919.135	7.43	237,159
Band 43	92,114.186	7.38	679,803
Band 44	1,330.806	7.28	9,688
Band 45	27,890.841	7.24	201,930
Band 46	1,683,610.405	7.35	12,374,536
Band 47	274,753.538	7.31	2,008,448
Band 50	15,512.610	6.61	102,538
Band 52	15.183	6.67	101
Band 53	827.549	6.63	5,487
Band 54	1,352.153	6.58	8,897
Band 55	8,827.460	6.65	58,703
Band 56	209,093.399	6.24	1,304,743
Band 57	7,360.823	6.20	45,637
Band 58	1,089.543	6.19	6,744
Band 59	3,213.655	6.17	19,828
Band 60	484.643	6.21	3,010
	23,370,692.569		$ 177,288,145

233

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Columbia Small Cap Value II Portfolio - Service
Class
Contracts in accumulation period:
Band 2	9,581.905	$ 6.71	$ 64,295
Band 4	77,931.895	6.66	519,026
Band 5	23,737.562	6.65	157,855
Band 6	3,270,508.075	6.63	21,683,469
Band 7	687,982.359	6.63	4,561,323
Band 8	1,531,120.257	6.61	10,120,705
Band 9	138,196.811	6.60	912,099
Band 10	4,530,155.212	6.59	29,853,723
Band 11	511,113.386	6.58	3,363,126
Band 12	147,870.775	6.57	971,511
Band 13	1,404,795.380	6.56	9,215,458
Band 14	1,520,349.631	6.54	9,943,087
Band 15	1,534,466.454	6.54	10,035,411
Band 16	151,225.876	6.52	985,993
Band 17	1,644,869.810	6.51	10,708,102
Band 18	8,090.111	6.50	52,586
Band 19	28,280.011	6.48	183,254
Band 20	707,626.177	6.55	4,634,951
Band 21	116,725.605	6.53	762,218
Band 26	149,932.948	6.72	1,007,549
Band 27	43,017.186	6.66	286,494
Band 28	7,886.911	6.63	52,290
Band 29	312,236.527	6.62	2,067,006
Band 30	31,915.239	6.57	209,683
Band 31	4,994.217	6.54	32,662
Band 38	115,887.913	7.36	852,935
Band 41	6,631.510	6.57	43,569
Band 42	26,692.554	6.54	174,569
Band 43	77,129.797	6.51	502,115
Band 44	1,719.436	6.45	11,090
Band 45	4,127.826	6.42	26,501
Band 46	1,392,519.586	6.49	9,037,452
Band 47	314,742.159	6.46	2,033,234
Band 50	9,573.971	7.24	69,316
Band 51	722.462	7.19	5,195
Band 52	1,820.740	7.31	13,310
Band 53	1,747.032	7.26	12,683
Band 54	1,423.986	7.20	10,253
Band 55	11,637.912	7.29	84,840
Band 56	113,209.045	7.10	803,784
Band 57	5,149.742	7.06	36,357
Band 59	996.885	7.02	6,998
	20,680,342.876		$ 136,108,077

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Band 2	12,883.915	$ 6.93	$ 89,286
Band 4	159,879.528	6.88	1,099,971
Band 5	41,650.879	6.87	286,142
Band 6	3,528,125.412	6.85	24,167,659
Band 7	683,782.528	6.84	4,677,072
Band 8	2,268,505.111	6.82	15,471,205
Band 9	460,508.085	6.80	3,131,455
Band 10	6,232,741.368	6.79	42,320,314
Band 11	661,801.614	6.78	4,487,015
Band 12	163,150.526	6.77	1,104,529
Band 13	1,749,544.325	6.76	11,826,920
Band 14	2,433,344.114	6.74	16,400,739
Band 15	2,198,500.584	6.73	14,795,909
Band 16	265,526.985	6.71	1,781,686
Band 17	1,649,555.146	6.70	11,052,019
Band 18	10,275.108	6.69	68,740
Band 19	43,540.861	6.67	290,418
Band 20	490,642.683	6.75	3,311,838
Band 21	189,819.330	6.72	1,275,586
Band 25	30,267.534	6.96	210,662
Band 26	158,614.694	6.95	1,102,372
Band 27	132,073.131	6.88	908,663
Band 28	33,134.539	6.85	226,972
Band 29	95,814.178	6.84	655,369
Band 30	20,934.028	6.77	141,723
Band 31	19,768.865	6.74	133,242
Band 32	752.987	6.68	5,030
Band 34	762.351	6.61	5,039
Band 35	24,864.431	8.09	201,153
Band 36	4,426.345	7.98	35,322
Band 38	218,068.085	9.15	1,995,323
Band 39	12,388.014	9.05	112,112
Band 40	3,420.759	8.98	30,718
Band 41	87,154.507	6.77	590,036
Band 42	12,444.021	6.73	83,748
Band 43	120,061.215	6.70	804,410
Band 44	2,739.086	6.62	18,133
Band 45	11,557.577	6.59	76,164
Band 46	2,546,741.927	6.68	17,012,236
Band 47	262,843.179	6.64	1,745,279
Band 50	17,341.601	6.89	119,484
Band 51	9,009.092	6.83	61,532
Band 52	1,505.168	6.95	10,461
Band 54	6,581.753	6.85	45,085
Band 55	11,595.843	6.93	80,359
Band 56	273,990.898	6.35	1,739,842
Band 57	8,392.837	6.31	52,959
Band 59	12,861.693	6.28	80,771
	27,383,888.440		$ 185,922,702

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Band 2	722.307	$ 6.93	$ 5,006
Band 4	54,945.852	10.78	592,316
Band 5	1,124.324	11.51	12,941
Band 6	540,677.402	6.91	3,736,081
Band 7	141,570.838	11.40	1,613,908
Band 8	519,821.630	6.90	3,586,769
Band 9	78,567.253	11.28	886,239
Band 10	651,474.055	9.16	5,967,502
Band 11	100,126.068	6.89	689,869
Band 12	16,589.020	6.89	114,298
Band 13	132,504.499	11.13	1,474,775
Band 14	103,147.295	6.88	709,653
Band 15	238,668.173	11.02	2,630,123
Band 16	687.333	6.88	4,729
Band 17	180,149.605	6.88	1,239,429
Band 19	2,712.424	8.90	24,141
Band 20	53,583.272	9.07	486,000
Band 21	43,785.070	9.00	394,066
Band 26	72,668.158	11.79	856,758
Band 27	41,976.119	11.55	484,824
Band 28	8,503.156	11.43	97,191
Band 29	88,108.167	11.40	1,004,433
Band 30	85,152.983	11.17	951,159
Band 31	37,232.909	11.05	411,424
Band 32	862.408	10.84	9,349
Band 33	1,412.031	10.69	15,095
Band 34	3,585.896	10.58	37,939
Band 35	65,535.367	11.95	783,148
Band 36	22,482.710	11.79	265,071
Band 37	5,840.214	11.67	68,155
Band 38	216,161.598	11.37	2,457,757
Band 39	71,088.567	11.24	799,035
Band 40	20,170.214	11.15	224,898
Band 41	20,771.397	10.49	217,892
Band 42	20,899.223	10.38	216,934
Band 43	64,295.795	10.30	662,247
Band 44	364.031	8.90	3,240
Band 46	166,421.907	6.87	1,143,319
Band 47	8,263.497	6.86	56,688
Band 56	95,957.939	6.92	664,029
Band 57	6,207.478	6.89	42,770
Band 59	4,035.528	6.87	27,724
	3,988,853.712		$ 35,668,924

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 2	6,397.241	$ 8.20	$ 52,457
Band 4	17,624.333	8.09	142,581
Band 5	9,946.793	8.07	80,271
Band 6	1,053,733.719	8.03	8,461,482
Band 7	943,021.089	8.01	7,553,599
Band 8	532,667.025	7.96	4,240,030
Band 9	59,406.660	7.94	471,689
Band 10	1,399,390.942	7.92	11,083,176
Band 11	394,167.089	7.90	3,113,920
Band 12	65,516.358	7.88	516,269
Band 13	555,555.106	7.86	4,366,663
Band 14	1,596,012.077	7.81	12,464,854
Band 15	422,159.587	7.79	3,288,623
Band 16	84,423.422	7.75	654,282
Band 17	1,098,883.686	7.73	8,494,371
Band 18	2,944.322	7.71	22,701
Band 19	61,451.218	7.67	471,331
Band 20	953,242.263	7.83	7,463,887
Band 21	64,215.468	7.77	498,954
Band 26	34,076.575	8.23	280,450
Band 27	18,112.729	8.09	146,532
Band 28	4,908.839	8.03	39,418
Band 29	19,045.006	8.01	152,550
Band 30	20,571.336	7.88	162,102
Band 31	17,907.927	7.81	139,861
Band 33	166.242	7.61	1,265
Band 34	15,610.703	7.55	117,861
Band 35	4,080.386	7.67	31,297
Band 36	1,294.949	7.61	9,855
Band 37	4,569.087	8.16	37,284
Band 38	26,070.229	7.59	197,873
Band 39	6,231.082	7.54	46,982
Band 40	48,141.301	7.50	361,060
Band 41	16,003.147	7.88	126,105
Band 42	5,460.203	7.80	42,590
Band 43	14,399.781	7.73	111,310
Band 44	4,429.803	6.96	30,831
Band 46	518,776.871	6.84	3,548,434
Band 47	47,318.068	6.79	321,290
Band 52	1,828.238	6.35	11,609
Band 56	1,248.295	6.31	7,877
Band 57	1,907.220	6.28	11,977
	10,152,916.415		$ 79,377,553

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Neuberger Berman Partners Portfolio - Service
Class
Contracts in accumulation period:
Band 1	6,864.319	$ 5.17	$ 35,489
Band 2	178,521.222	5.36	956,874
Band 3	1,677.041	5.31	8,905
Band 4	120,151.855	5.32	639,208
Band 5	90,373.979	5.31	479,886
Band 6	1,411,341.717	5.30	7,480,111
Band 7	1,120,052.752	5.29	5,925,079
Band 8	1,651,567.142	5.28	8,720,275
Band 9	249,285.203	5.27	1,313,733
Band 10	486,843.027	5.26	2,560,794
Band 11	1,879,559.854	5.26	9,886,485
Band 12	347,469.320	5.25	1,824,214
Band 13	993,627.719	5.24	5,206,609
Band 14	1,134,701.013	5.23	5,934,486
Band 15	150,396.010	5.22	785,067
Band 16	24,634.021	5.21	128,343
Band 17	320,796.013	5.20	1,668,139
Band 18	21,491.031	5.19	111,538
Band 19	38,807.496	5.18	201,023
Band 20	381,307.511	5.23	1,994,238
Band 21	83,024.516	5.21	432,558
Band 25	12,692.963	5.16	65,496
Band 26	34,605.299	5.36	185,484
Band 27	15,252.414	5.32	81,143
Band 28	13,111.768	5.30	69,492
Band 29	37,291.732	5.29	197,273
Band 30	26,742.015	5.25	140,396
Band 31	14,034.776	5.23	73,402
Band 32	674.865	5.19	3,503
Band 38	1,672.956	5.96	9,971
Band 41	3,012.762	5.25	15,817
Band 42	5,027.312	5.22	26,243
Band 43	24,993.723	5.20	129,967
Band 44	4,216.039	5.15	21,713
Band 46	178,380.187	5.18	924,009
Band 47	10,662.620	5.16	55,019
Band 50	9,173.206	5.86	53,755
	11,084,037.398		$ 58,345,737

238

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Band 4	18,910.005	$ 8.68	$ 164,139
Band 7	8,530.281	8.62	73,531
Band 9	38,101.352	8.57	326,529
Band 10	13,114.824	8.56	112,263
Band 13	5,429.105	8.51	46,202
Band 15	19,791.089	8.46	167,433
Band 20	2,895.355	8.49	24,582
Band 21	8,156.636	8.44	68,842
Band 26	108,588.206	8.78	953,404
Band 27	47,623.901	8.68	413,375
Band 28	6,982.458	8.64	60,328
Band 29	85,989.068	8.62	741,226
Band 30	40,891.164	8.52	348,393
Band 31	44,624.201	8.47	377,967
Band 32	653.513	8.38	5,476
Band 35	116,364.776	8.85	1,029,828
Band 36	7,172.477	8.78	62,974
Band 37	1,260.737	8.73	11,006
Band 38	112,909.571	8.77	990,217
Band 39	36,938.716	8.70	321,367
Band 40	12,923.923	8.65	111,792
Band 41	2,762.304	8.52	23,535
Band 42	6,799.532	8.46	57,524
Band 43	14,280.321	8.41	120,097
	761,693.515		$ 6,612,030
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Band 2	5,658.089	$ 8.67	$ 49,056
Band 4	95,642.786	10.35	989,903
Band 5	20,530.422	9.83	201,814
Band 6	1,818,383.543	8.54	15,528,995
Band 7	273,401.229	9.73	2,660,194
Band 8	832,152.184	8.49	7,064,972
Band 9	157,768.819	9.63	1,519,314
Band 10	1,995,842.674	8.62	17,204,164
Band 11	230,097.796	8.44	1,942,025
Band 12	63,473.445	8.43	535,081
Band 13	526,642.165	9.50	5,003,101
Band 14	756,024.920	8.38	6,335,489
Band 15	909,337.070	9.41	8,556,862
Band 16	67,532.691	8.33	562,547
Band 17	1,018,421.435	8.32	8,473,266
Band 18	17,892.425	8.30	148,507
Band 19	36,651.412	8.38	307,139
Band 20	260,440.878	8.54	2,224,165
Band 21	84,737.283	8.48	718,572

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Service Class
(continued)
Band 26	176,835.817	$ 10.06	$ 1,778,968
Band 27	19,445.010	9.86	191,728
Band 28	11,107.020	9.76	108,405
Band 29	198,952.041	9.73	1,935,803
Band 30	34,743.070	9.53	331,101
Band 31	11,592.408	9.44	109,432
Band 34	3,567.549	9.04	32,251
Band 35	176,964.093	10.20	1,805,034
Band 36	43,121.257	10.06	433,800
Band 37	29,436.402	9.96	293,187
Band 38	528,887.883	10.97	5,801,900
Band 39	164,794.320	10.85	1,788,018
Band 40	88,063.395	10.76	947,562
Band 41	19,317.537	10.08	194,721
Band 42	5,187.414	9.97	51,719
Band 43	52,618.719	9.89	520,399
Band 44	855.704	8.58	7,342
Band 45	14,184.058	8.45	119,855
Band 46	788,020.533	8.29	6,532,690
Band 47	114,371.697	8.24	942,423
Band 50	4,612.408	7.08	32,656
Band 51	3,835.966	7.02	26,928
Band 52	608.319	7.14	4,343
Band 55	342.513	7.12	2,439
Band 56	214,609.373	6.19	1,328,432
Band 60	534.427	6.16	3,292
	11,877,240.199		$ 105,349,594
ING Oppenheimer Strategic Income Portfolio - Service
Class
Contracts in accumulation period:
Band 35	279,773.788	$ 9.80	$ 2,741,783
Band 36	45,969.133	9.73	447,280
Band 37	7,112.244	9.67	68,775
Band 38	462,364.152	9.71	4,489,556
Band 39	85,178.008	9.64	821,116
Band 40	33,133.852	9.58	317,422
	913,531.177		$ 8,885,932
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 35	178,495.265	$ 12.94	$ 2,309,729
Band 36	12,403.704	12.76	158,271
Band 37	4,648.896	12.64	58,762
Band 38	405,274.952	11.76	4,766,033
Band 39	70,638.763	11.64	822,235
Band 40	41,114.588	11.54	474,462
	712,576.168		$ 8,589,492

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Band 35	50,656.734	$ 8.88	$ 449,832
Band 36	4,065.000	8.81	35,813
Band 37	26,283.331	8.76	230,242
Band 38	955,851.367	8.80	8,411,492
Band 39	153,943.373	8.73	1,343,926
Band 40	89,597.760	8.68	777,709
	1,280,397.565		$ 11,249,014
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Band 35	76,491.900	$ 8.34	$ 637,942
Band 36	3,406.125	8.27	28,169
Band 37	843.755	8.23	6,944
Band 38	830,583.518	8.26	6,860,620
Band 39	98,795.355	8.20	810,122
Band 40	97,554.555	8.15	795,070
	1,107,675.208		$ 9,138,867
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Band 35	7,965.569	$ 8.22	$ 65,477
Band 36	23,537.692	8.16	192,068
Band 38	703,013.753	8.14	5,722,532
Band 39	96,230.506	8.08	777,542
Band 40	148,953.741	8.04	1,197,588
	979,701.261		$ 7,955,207
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Band 35	8,596.769	$ 8.10	$ 69,634
Band 38	61,881.998	8.02	496,294
Band 39	34,343.143	7.96	273,371
Band 40	48,651.355	7.92	385,319
	153,473.265		$ 1,224,618
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Band 35	25,260.274	$ 9.52	$ 240,478
Band 36	5,284.930	9.45	49,943
Band 37	2,797.574	9.39	26,269
Band 38	375,155.471	9.43	3,537,716
Band 39	77,339.565	9.36	723,898
Band 40	95,617.764	9.31	890,201
	581,455.578		$ 5,468,505

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 35	52,947.561	$ 7.84	$ 415,109
Band 36	10,562.373	7.73	81,647
Band 37	3,456.012	7.65	26,438
Band 38	183,106.723	9.46	1,732,190
Band 39	72,165.653	9.36	675,471
Band 40	17,162.552	9.28	159,268
	339,400.874		$ 3,090,123
ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	806.729	$ 5.82	$ 4,695
Band 4	12,229.631	5.80	70,932
Band 5	6,952.971	5.79	40,258
Band 6	775,346.711	5.78	4,481,504
Band 7	141,482.116	5.78	817,767
Band 8	342,675.054	5.77	1,977,235
Band 9	61,962.887	5.76	356,906
Band 10	1,184,846.936	5.76	6,824,718
Band 11	114,703.470	5.75	659,545
Band 12	16,756.781	5.75	96,351
Band 13	195,991.721	5.74	1,124,992
Band 14	360,843.284	5.73	2,067,632
Band 15	535,485.761	5.73	3,068,333
Band 16	39,544.944	5.72	226,197
Band 17	245,894.595	5.71	1,404,058
Band 18	923.366	5.71	5,272
Band 19	10,100.932	5.70	57,575
Band 20	101,944.509	5.74	585,161
Band 21	13,064.811	5.72	74,731
Band 26	18,100.664	5.83	105,527
Band 27	6,830.710	5.80	39,618
Band 29	25,234.026	5.78	145,853
Band 30	3,565.047	5.75	20,499
Band 31	1,262.564	5.73	7,234
Band 35	107,500.744	7.80	838,506
Band 36	20,821.181	7.69	160,115
Band 37	13,434.264	7.60	102,100
Band 38	243,928.332	9.09	2,217,309
Band 39	43,833.051	8.99	394,059
Band 40	16,556.113	8.92	147,681
Band 41	2,663.623	5.75	15,316
Band 42	107.192	5.73	614
Band 43	39,584.608	5.71	226,028
Band 45	1,516.943	5.66	8,586
Band 46	316,265.846	5.70	1,802,715
Band 47	22,538.232	5.69	128,243
Band 50	1,006.991	5.74	5,780
Band 52	763.798	5.78	4,415
Band 56	19,158.790	6.01	115,144
	5,066,229.928		$ 30,429,204

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	9,035.868	$ 7.52	$ 67,950
Band 3	512.366	7.45	3,817
Band 4	119,243.871	7.47	890,752
Band 5	16,630.131	7.46	124,061
Band 6	2,681,328.024	7.44	19,949,080
Band 7	1,045,633.276	7.43	7,769,055
Band 8	1,589,642.752	7.41	11,779,253
Band 9	202,154.705	7.40	1,495,945
Band 10	3,649,197.457	7.39	26,967,569
Band 11	542,998.931	7.38	4,007,332
Band 12	133,335.098	7.37	982,680
Band 13	1,372,927.232	7.36	10,104,744
Band 14	2,392,658.606	7.34	17,562,114
Band 15	1,636,457.214	7.33	11,995,231
Band 16	161,670.185	7.31	1,181,809
Band 17	2,050,458.589	7.30	14,968,348
Band 18	3,438.214	7.29	25,065
Band 19	168,743.516	7.27	1,226,765
Band 20	962,269.859	7.35	7,072,683
Band 21	116,907.189	7.32	855,761
Band 26	139,727.883	7.53	1,052,151
Band 27	29,474.730	7.47	220,176
Band 28	18,724.282	7.44	139,309
Band 29	116,050.040	7.43	862,252
Band 30	33,678.199	7.37	248,208
Band 31	37,620.785	7.34	276,137
Band 33	304.395	7.24	2,204
Band 34	442.566	7.21	3,191
Band 35	51,255.811	6.29	322,399
Band 36	1,049.879	6.29	6,604
Band 37	6,282.712	6.28	39,455
Band 38	261,242.137	8.02	2,095,162
Band 39	35,664.459	6.27	223,616
Band 40	67,781.898	6.27	424,993
Band 41	15,995.290	7.37	117,885
Band 42	22,529.488	7.33	165,141
Band 43	74,926.637	7.30	546,964
Band 44	837.470	7.23	6,055
Band 45	4,081.253	7.20	29,385
Band 46	1,592,209.857	7.28	11,591,288
Band 47	198,345.510	7.25	1,438,005
Band 50	921.234	7.87	7,250
Band 51	2,207.452	7.81	17,240
Band 55	8,592.785	7.92	68,055
Band 56	133,227.535	6.02	802,030
Band 57	1,544.169	5.99	9,250
Band 58	1,226.549	5.97	7,322
	21,711,188.088		$ 159,751,741

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
Contracts in accumulation period:
Band 4	7,068.055	$ 8.72	$ 61,633
Band 7	111.222	6.22	692
Band 9	14,878.498	6.15	91,503
Band 10	551.360	7.73	4,262
Band 13	9,021.782	6.06	54,672
Band 15	10,922.439	5.99	65,425
Band 21	1,390.174	7.60	10,565
Band 26	19,978.215	6.46	129,059
Band 27	38,522.065	6.32	243,459
Band 28	10,423.397	6.25	65,146
Band 29	29,675.153	6.22	184,579
Band 30	14,781.015	6.08	89,869
Band 31	27,003.454	6.01	162,291
Band 41	715.615	8.49	6,076
Band 43	2,880.101	8.33	23,991
	187,922.545		$ 1,193,222
ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period:
Band 4	4,230.350	$ 7.15	$ 30,247
Band 6	48,117.907	7.13	343,081
Band 7	42,012.199	7.12	299,127
Band 8	38,408.556	7.10	272,701
Band 9	3,575.157	7.09	25,348
Band 10	109,562.637	7.08	775,703
Band 11	29,915.233	7.08	211,800
Band 12	4,317.720	7.07	30,526
Band 13	48,574.144	7.06	342,933
Band 14	65,833.666	7.04	463,469
Band 15	26,001.619	7.03	182,791
Band 16	4,951.249	7.02	34,758
Band 17	34,931.987	7.01	244,873
Band 18	1,014.770	7.00	7,103
Band 19	6,841.162	6.98	47,751
Band 20	23,065.379	7.05	162,611
Band 21	1,524.352	7.02	10,701
Band 35	35,199.108	7.15	251,674
Band 36	5,675.399	7.05	40,012
Band 37	3,946.367	6.98	27,546
Band 38	46,149.003	9.18	423,648
Band 39	23,529.076	9.08	213,644
Band 40	2,027.872	9.00	18,251
Band 46	48,543.269	6.99	339,317
Band 47	11,905.237	6.97	82,980
Band 51	3,252.524	7.01	22,800
Band 55	6,146.311	7.10	43,639
	679,252.253		$ 4,949,034

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	2,302.960	$ 7.53	$ 17,341
Band 4	34,379.827	8.02	275,726
Band 5	328.062	7.45	2,444
Band 6	159,711.720	7.42	1,185,061
Band 7	34,547.766	7.95	274,655
Band 8	71,305.482	7.38	526,234
Band 9	6,352.589	7.89	50,122
Band 10	76,305.693	7.87	600,526
Band 11	13,052.525	7.34	95,806
Band 12	4,609.801	7.33	33,790
Band 13	35,558.980	7.82	278,071
Band 14	21,470.320	7.28	156,304
Band 15	47,479.745	7.76	368,443
Band 16	1,258.713	7.24	9,113
Band 17	56,718.237	7.23	410,073
Band 19	666.425	7.65	5,098
Band 20	8,392.731	7.80	65,463
Band 21	19,719.618	7.74	152,630
Band 26	8,205.209	8.14	66,790
Band 27	622.843	8.02	4,995
Band 28	7,341.465	7.97	58,511
Band 29	8,956.616	7.95	71,205
Band 30	484.065	7.84	3,795
Band 31	633.743	7.78	4,931
Band 35	19,727.796	7.56	149,142
Band 37	17,651.963	7.38	130,271
Band 38	50,962.911	9.25	471,407
Band 39	8,498.800	9.15	77,764
Band 40	10,394.787	9.08	94,385
Band 41	12,400.014	7.84	97,216
Band 42	1,000.714	7.76	7,766
Band 43	8,230.899	7.71	63,460
Band 46	29,918.589	7.20	215,414
Band 47	16,867.932	7.16	120,774
	796,059.540		$ 6,144,726

245

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Band 2	2,522.719	$ 7.41	$ 18,693
Band 4	149,236.982	9.06	1,352,087
Band 5	21,597.295	8.65	186,817
Band 6	2,342,903.101	8.59	20,125,538
Band 7	328,003.396	8.56	2,807,709
Band 8	881,846.451	8.50	7,495,695
Band 9	223,592.541	8.48	1,896,065
Band 10	2,466,881.046	8.45	20,845,145
Band 11	166,432.268	8.42	1,401,360
Band 12	415,401.839	8.39	3,485,221
Band 13	451,444.840	8.36	3,774,079
Band 14	854,931.127	7.73	6,608,618
Band 15	1,390,973.833	8.28	11,517,263
Band 16	59,474.226	6.98	415,130
Band 17	958,697.794	7.66	7,343,625
Band 18	534.073	7.10	3,792
Band 19	44,946.813	7.48	336,202
Band 20	2,360,477.077	8.33	19,662,774
Band 21	115,956.013	7.57	877,787
Band 26	211,587.359	8.86	1,874,664
Band 27	89,234.351	8.68	774,554
Band 28	22,912.489	8.59	196,818
Band 29	156,177.561	8.56	1,336,880
Band 30	100,672.268	8.39	844,640
Band 31	39,123.593	8.30	324,726
Band 32	7,423.737	8.14	60,429
Band 33	1,382.955	8.03	11,105
Band 34	7,216.000	7.95	57,367
Band 35	65,309.457	8.98	586,479
Band 36	23,949.552	8.86	212,193
Band 37	16,939.322	8.77	148,558
Band 38	277,869.654	9.57	2,659,213
Band 39	83,504.040	9.46	789,948
Band 40	10,417.574	9.39	97,821
Band 41	37,862.159	8.82	333,944
Band 42	11,796.530	8.72	102,866
Band 43	96,752.946	8.65	836,913
Band 44	3,089.836	7.55	23,328
Band 45	10,365.474	7.43	77,015
Band 46	1,831,856.441	6.94	12,713,084
Band 47	65,667.216	7.04	462,297
Band 50	1,077.279	6.73	7,250
Band 55	1,923.631	6.77	13,023
Band 56	80,652.313	6.55	528,273
	16,490,617.171		$ 135,226,988

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Band 35	182,051.276	$ 9.55	$ 1,738,590
Band 36	7,450.776	9.48	70,633
Band 37	5,414.469	9.43	51,058
Band 38	16,203.051	9.46	153,281
Band 39	8,818.124	9.39	82,802
Band 40	713.367	9.34	6,663
	220,651.063		$ 2,103,027
ING Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period:
Band 2	8,047.807	$ 9.38	$ 75,488
Band 4	120,669.849	9.29	1,121,023
Band 5	45,330.265	9.27	420,212
Band 6	2,734,003.767	9.24	25,262,195
Band 7	1,127,555.734	9.22	10,396,064
Band 8	999,855.016	9.19	9,188,668
Band 9	236,035.770	9.17	2,164,448
Band 10	2,755,179.679	9.15	25,209,894
Band 11	738,976.177	9.13	6,746,852
Band 12	306,847.639	9.12	2,798,450
Band 13	1,330,883.892	9.10	12,111,043
Band 14	1,767,987.342	9.07	16,035,645
Band 15	939,387.676	9.05	8,501,458
Band 16	266,602.610	9.01	2,402,090
Band 17	986,332.266	9.00	8,876,990
Band 18	12,392.558	8.98	111,285
Band 19	68,984.860	8.95	617,414
Band 20	602,758.768	9.08	5,473,050
Band 21	123,762.674	9.03	1,117,577
Band 25	13,929.192	7.92	110,319
Band 26	229,289.846	9.39	2,153,032
Band 27	72,567.426	9.29	674,151
Band 28	23,210.589	9.24	214,466
Band 29	190,772.796	9.22	1,758,925
Band 30	72,922.002	9.12	665,049
Band 31	33,283.892	9.06	301,552
Band 32	6,461.334	8.97	57,958
Band 35	273,911.590	9.68	2,651,464
Band 36	45,619.762	9.55	435,669
Band 37	38,897.198	9.45	367,579
Band 38	736,746.701	11.55	8,509,424
Band 39	89,823.221	11.42	1,025,781
Band 40	80,818.660	11.33	915,675
Band 41	5,547.029	9.12	50,589
Band 42	632.011	9.05	5,720

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio -
Service Class (continued)
Band 43	36,344.664	$ 9.00	$ 327,102
Band 45	3,857.177	8.83	34,059
Band 46	927,898.689	8.96	8,313,972
Band 47	122,184.918	8.91	1,088,668
Band 49	101,363.095	7.61	771,373
Band 50	279.695	7.27	2,033
Band 51	825.297	7.23	5,967
Band 53	1,839.361	7.28	13,391
Band 56	95,228.080	7.67	730,399
Band 57	13,008.826	7.63	99,257
Band 58	1,659.510	7.61	12,629
	18,390,516.910		$ 169,926,049
ING VP Strategic Allocation Conservative Portfolio -
Class S
Contracts in accumulation period:
Band 35	23,208.518	$ 11.42	$ 265,041
Band 36	17,330.735	11.33	196,357
Band 37	2,136.936	11.27	24,083
Band 38	51,177.531	11.31	578,818
Band 39	9,367.444	11.23	105,196
Band 40	85.143	11.17	951
	103,306.307		$ 1,170,446
ING VP Strategic Allocation Growth Portfolio -
Class S
Contracts in accumulation period:
Band 35	9,649.901	$ 11.49	$ 110,877
Band 37	611.817	11.35	6,944
Band 38	13,948.090	11.39	158,869
Band 39	7,623.125	11.30	86,141
Band 40	13,275.075	11.24	149,212
	45,108.008		$ 512,043
ING VP Strategic Allocation Moderate Portfolio -
Class S
Contracts in accumulation period:
Band 35	14,697.166	$ 11.46	$ 168,430
Band 36	4,079.047	11.37	46,379
Band 37	2,832.287	11.31	32,033
Band 38	15,513.731	11.35	176,081
Band 39	5,610.131	11.27	63,226
Band 40	7,730.574	11.20	86,582
	50,462.936		$ 572,731
ING VP Growth and Income Portfolio - Class I
Contracts in accumulation period:
Band 22	594.484	$ 6.14	$ 3,650
Band 23	14,061.098	6.12	86,054
	14,655.582		$ 89,704

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth and Income Portfolio - Class S
Contracts in accumulation period:
Band 2	26,877.246	$ 6.13	$ 164,758
Band 3	4,189.755	6.85	28,700
Band 4	58,151.556	6.11	355,306
Band 5	352,049.990	6.11	2,151,025
Band 6	3,900,948.720	6.10	23,795,787
Band 7	5,498,421.697	6.10	33,540,372
Band 8	1,706,785.926	6.09	10,394,326
Band 9	1,075,276.478	6.09	6,548,434
Band 10	3,269,385.603	6.09	19,910,558
Band 11	3,117,554.640	6.08	18,954,732
Band 12	2,172,968.587	6.08	13,211,649
Band 13	4,115,315.875	6.07	24,979,967
Band 14	6,454,891.420	6.07	39,181,191
Band 15	613,853.337	6.06	3,719,951
Band 16	187,908.087	6.06	1,138,723
Band 17	2,481,381.036	6.05	15,012,355
Band 18	155,867.815	6.05	943,000
Band 19	374,141.407	6.04	2,259,814
Band 20	2,455,631.677	6.07	14,905,684
Band 21	518,167.662	6.06	3,140,096
Band 24	243.068	6.17	1,500
Band 25	108,408.907	6.86	743,685
Band 26	1,055,301.104	6.13	6,468,996
Band 27	331,076.920	6.11	2,022,880
Band 28	155,058.564	6.10	945,857
Band 29	1,745,645.831	6.10	10,648,440
Band 30	1,016,110.724	6.08	6,177,953
Band 31	539,830.644	6.07	3,276,772
Band 32	5,300.825	6.05	32,070
Band 33	4,555.774	6.03	27,471
Band 34	5,453.311	6.02	32,829
Band 35	251,002.174	10.33	2,592,852
Band 36	13,787.804	10.22	140,911
Band 37	12,283.059	10.13	124,427
Band 38	292,483.080	9.72	2,842,936
Band 39	35,139.610	9.61	337,692
Band 40	23,825.305	9.53	227,055
Band 41	3,917.651	6.08	23,819
Band 43	10,865.565	6.05	65,737
Band 44	575.852	6.03	3,472
Band 45	6,956.691	6.02	41,879
Band 46	502,599.988	6.05	3,040,730
Band 47	92,800.424	6.04	560,515
Band 50	754.942	6.52	4,922
Band 56	9,481.521	6.55	62,104
	44,763,227.852		$ 274,783,932

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Band 6	57,600.452	$ 10.00	$ 576,005
Band 9	438,091.435	9.90	4,337,105
Band 13	62,253.385	9.80	610,083
Band 14	17,740.768	9.75	172,972
Band 15	153,998.756	9.73	1,498,408
Band 26	411,580.132	10.23	4,210,465
Band 27	174,859.782	10.08	1,762,587
Band 28	75,312.790	10.00	753,128
Band 29	1,472,150.627	9.97	14,677,342
Band 30	611,776.205	9.82	6,007,642
Band 31	351,196.110	9.74	3,420,650
Band 32	30,216.228	9.61	290,378
Band 33	9,209.195	9.51	87,579
Band 34	15,794.762	9.43	148,945
Band 36	10,386.790	10.24	106,361
Band 38	12,997.447	10.21	132,704
	3,905,164.864		$ 38,792,354
ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Band 6	18,522.519	$ 10.26	$ 190,041
Band 9	296,263.968	10.16	3,010,042
Band 10	76,488.393	10.14	775,592
Band 12	5,868.697	10.09	59,215
Band 13	48,231.403	10.06	485,208
Band 15	159,677.002	9.99	1,595,173
Band 19	17,358.585	9.84	170,808
Band 20	5,373.612	10.04	53,951
Band 21	87,906.122	9.96	875,545
Band 26	395,154.452	10.48	4,141,219
Band 27	173,111.481	10.33	1,788,242
Band 28	71,787.614	10.26	736,541
Band 29	764,198.188	10.23	7,817,747
Band 30	260,911.201	10.08	2,629,985
Band 31	143,720.972	10.01	1,438,647
Band 32	54,035.487	9.87	533,330
Band 34	8,473.477	9.70	82,193
Band 36	32,073.231	10.49	336,448
Band 38	11,380.958	10.46	119,045
Band 39	6,700.429	10.36	69,416
Band 40	2,661.192	10.29	27,384
Band 45	5,275.201	9.72	51,275
	2,645,174.184		$ 26,987,047

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Band 6	5,583.066	$ 10.48	$ 58,511
Band 9	22,018.429	10.39	228,771
Band 10	207,668.755	10.36	2,151,448
Band 13	688.231	10.29	7,082
Band 15	50,019.408	10.22	511,198
Band 20	17,197.157	10.27	176,615
Band 21	71,929.840	10.20	733,684
Band 26	165,203.270	10.70	1,767,675
Band 27	30,555.436	10.55	322,360
Band 28	19,782.922	10.48	207,325
Band 29	542,500.836	10.46	5,674,559
Band 30	415,863.678	10.31	4,287,555
Band 31	67,669.034	10.24	692,931
Band 32	567.094	10.11	5,733
Band 38	7,935.078	10.68	84,747
Band 39	2,204.905	10.58	23,328
	1,627,387.139		$ 16,933,522
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Band 6	2,443.827	$ 10.26	$ 25,074
Band 9	31,500.010	10.17	320,355
Band 10	44,038.582	10.15	446,992
Band 12	1,480.352	10.11	14,966
Band 13	10,623.802	10.08	107,088
Band 15	45,480.122	10.02	455,711
Band 19	2,769.706	9.89	27,392
Band 20	3,269.863	10.06	32,895
Band 21	72,638.036	10.00	726,380
Band 26	304,606.840	10.46	3,186,188
Band 27	84,645.846	10.33	874,392
Band 28	71,192.680	10.26	730,437
Band 29	742,324.298	10.24	7,601,401
Band 30	219,456.979	10.10	2,216,515
Band 31	145,038.369	10.03	1,454,735
Band 32	8,361.344	9.91	82,861
Band 34	4,503.103	9.76	43,950
Band 38	30,983.093	10.44	323,463
Band 39	3,116.651	10.35	32,257
Band 45	710.890	9.75	6,931
	1,829,184.393		$ 18,709,983

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Band 6	319.014	$ 10.26	$ 3,273
Band 9	84,406.552	10.18	859,259
Band 10	33,100.757	10.16	336,304
Band 13	9,199.260	10.09	92,821
Band 15	32,884.271	10.03	329,829
Band 20	7,273.349	10.07	73,243
Band 21	37,527.220	10.01	375,647
Band 26	147,585.457	10.45	1,542,268
Band 27	26,308.880	10.32	271,508
Band 28	5,167.101	10.26	53,014
Band 29	595,690.902	10.24	6,099,875
Band 30	105,189.828	10.11	1,063,469
Band 31	82,766.497	10.05	831,803
Band 33	1,089.585	9.85	10,732
Band 44	691.382	9.84	6,803
	1,169,200.055		$ 11,949,848
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Band 6	207.214	$ 10.22	$ 2,118
Band 9	13,816.063	10.14	140,095
Band 10	60,871.650	10.12	616,021
Band 13	1,263.392	10.06	12,710
Band 15	8,445.045	10.00	84,450
Band 21	15,656.132	9.98	156,248
Band 26	148,411.581	10.39	1,541,996
Band 27	49,332.762	10.27	506,647
Band 28	16,779.958	10.21	171,323
Band 29	298,520.696	10.19	3,041,926
Band 30	52,614.605	10.08	530,355
Band 31	48,867.738	10.02	489,655
Band 35	286.991	10.48	3,008
Band 38	10,087.824	10.38	104,712
	725,161.651		$ 7,401,264

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Band 9	7,751.992	$ 10.14	$ 78,605
Band 10	19,021.741	10.12	192,500
Band 13	1,499.205	10.06	15,082
Band 15	581.240	10.01	5,818
Band 20	4,077.434	10.05	40,978
Band 21	990.176	9.99	9,892
Band 26	118,126.340	10.38	1,226,151
Band 27	68,999.899	10.26	707,939
Band 28	58,580.583	10.21	598,108
Band 29	158,012.981	10.19	1,610,152
Band 30	80,938.293	10.08	815,858
Band 31	63,549.837	10.02	636,769
Band 32	1,110.944	9.92	11,021
Band 39	12,867.566	10.28	132,279
	596,108.231		$ 6,081,152
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Band 9	15,616.395	$ 10.22	$ 159,600
Band 10	48,965.291	10.21	499,936
Band 13	13,749.874	10.16	139,699
Band 15	398.476	10.10	4,025
Band 19	35,162.453	10.00	351,625
Band 20	3,182.603	10.14	32,272
Band 21	301.818	10.09	3,045
Band 26	58,709.038	10.45	613,509
Band 27	845.973	10.34	8,747
Band 29	138,088.864	10.27	1,418,173
Band 30	21,442.665	10.17	218,072
Band 31	149,330.702	10.12	1,511,227
Band 33	768.645	9.95	7,648
Band 35	14,935.915	10.52	157,126
	501,498.712		$ 5,124,704
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Band 9	13,268.250	$ 10.40	$ 137,990
Band 10	39,636.488	10.38	411,427
Band 13	2,945.004	10.33	30,422
Band 15	77,890.004	10.29	801,488
Band 21	95,967.617	10.27	985,587
Band 26	113,464.241	10.61	1,203,856
Band 27	46,441.318	10.51	488,098
Band 28	10,009.463	10.46	104,699
Band 29	80,921.053	10.45	845,625
Band 30	200,908.557	10.35	2,079,404
Band 31	56,042.241	10.30	577,235
Band 39	1.345	10.53	14
Band 44	4,249.482	10.14	43,090
	741,745.063		$ 7,708,935

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Band 9	16,959.443	$ 10.35	$ 175,530
Band 10	19,592.645	10.34	202,588
Band 13	602.670	10.29	6,201
Band 15	3,197.037	10.25	32,770
Band 19	2,269.727	10.16	23,060
Band 21	6,614.772	10.24	67,735
Band 26	31,209.589	10.55	329,261
Band 27	37,517.229	10.46	392,430
Band 29	107,711.251	10.40	1,120,197
Band 30	34,878.233	10.31	359,595
Band 31	3,902.932	10.26	40,044
Band 32	1,547.975	10.18	15,758
Band 34	1,610.598	10.08	16,235
	267,614.101		$ 2,781,404
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Band 9	7,964.697	$ 10.37	$ 82,594
Band 10	12,108.847	10.36	125,448
Band 15	7,401.902	10.28	76,092
Band 26	859,259.831	10.54	9,056,599
Band 27	696,696.477	10.46	7,287,445
Band 28	396,183.076	10.42	4,128,228
Band 29	159,965.408	10.41	1,665,240
Band 30	33,813.957	10.33	349,298
Band 31	30,530.292	10.29	314,157
Band 33	210.228	10.16	2,136
	2,204,134.715		$ 23,087,237
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Band 9	225,875.635	$ 10.30	$ 2,326,519
Band 10	13,587.001	10.29	139,810
Band 13	100,852.088	10.26	1,034,742
Band 14	11,133.597	10.24	114,008
Band 15	74,183.597	10.23	758,898
Band 19	1,480.126	10.16	15,038
Band 21	2,936.331	10.22	30,009
Band 26	1,206,303.034	10.44	12,593,804
Band 27	692,684.558	10.37	7,183,139
Band 28	200,281.364	10.34	2,070,909
Band 29	2,532,980.583	10.33	26,165,689
Band 30	1,606,913.297	10.27	16,503,000
Band 31	662,892.311	10.24	6,788,017
Band 32	50,880.548	10.18	517,964
Band 34	238.974	10.10	2,414
	7,383,223.044		$ 76,243,960

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Global Science and Technology
Portfolio - Class S
Contracts in accumulation period:
Band 2	11,735.317	$ 6.52	$ 76,514
Band 4	44,806.928	6.51	291,693
Band 5	10,621.805	6.51	69,148
Band 6	1,504,064.689	6.50	9,776,420
Band 7	919,097.645	6.50	5,974,135
Band 8	957,500.805	6.50	6,223,755
Band 9	83,613.884	6.49	542,654
Band 10	2,342,949.681	6.49	15,205,743
Band 11	476,360.105	6.49	3,091,577
Band 12	215,733.390	6.49	1,400,110
Band 13	917,208.352	6.48	5,943,510
Band 14	1,504,668.042	6.48	9,750,249
Band 15	878,672.290	6.48	5,693,796
Band 16	91,091.080	6.47	589,359
Band 17	1,051,868.753	6.47	6,805,591
Band 18	65,057.600	6.47	420,923
Band 19	71,493.689	6.46	461,849
Band 20	683,675.765	6.48	4,430,219
Band 21	106,495.124	6.47	689,023
Band 25	1,418.348	6.52	9,248
Band 26	18,328.946	6.52	119,505
Band 27	1,518.530	6.51	9,886
Band 28	1,368.489	6.50	8,895
Band 29	189,035.805	6.50	1,228,733
Band 30	19,449.777	6.49	126,229
Band 31	3,252.472	6.48	21,076
Band 35	7,915.148	9.58	75,827
Band 36	4,010.060	9.51	38,136
Band 37	10,112.377	9.45	95,562
Band 38	95,313.656	9.49	904,527
Band 39	18,200.960	9.42	171,453
Band 40	22,782.227	9.37	213,469
Band 41	25,689.880	6.49	166,727
Band 42	18,453.639	6.48	119,580
Band 43	10,258.187	6.47	66,370
Band 45	13,679.440	6.45	88,232
Band 46	819,580.796	6.47	5,302,688
Band 47	84,560.793	6.46	546,263
Band 50	349.026	6.48	2,262
Band 51	1,602.543	6.47	10,368
Band 52	2,520.755	6.50	16,385
Band 55	14,549.977	6.50	94,575
Band 56	73,729.475	6.51	479,979
Band 57	13,864.185	6.49	89,979
	13,408,260.435		$ 87,442,222

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Equity Option Portfolio - Class S
Contracts in accumulation period:
Band 6	85,858.150	$ 7.85	$ 673,986
Band 7	772.362	7.85	6,063
Band 8	14,167.294	7.85	111,213
Band 10	84,473.520	7.84	662,272
Band 11	15,326.871	7.84	120,163
Band 13	1,973.694	7.84	15,474
Band 14	9,923.329	7.84	77,799
Band 15	27,777.572	7.83	217,498
Band 17	2,447.572	7.83	19,164
Band 20	3,960.068	7.84	31,047
Band 46	4,524.261	7.83	35,425
Band 56	9,456.033	7.86	74,324
	260,660.726		$ 2,044,428
ING International Index Portfolio - Class S
Contracts in accumulation period:
Band 5	184.476	$ 6.07	$ 1,120
Band 6	139,687.231	6.06	846,505
Band 7	37,211.637	6.06	225,503
Band 8	94,606.056	6.06	573,313
Band 9	48,599.530	6.06	294,513
Band 10	309,275.992	6.05	1,871,120
Band 11	47,877.488	6.05	289,659
Band 12	3,329.357	6.05	20,143
Band 13	47,456.221	6.05	287,110
Band 14	45,302.286	6.04	273,626
Band 15	72,627.267	6.04	438,669
Band 16	590.349	6.04	3,566
Band 17	31,700.755	6.03	191,156
Band 19	2,085.670	6.03	12,577
Band 20	44,122.965	6.04	266,503
Band 21	2,223.677	6.04	13,431
Band 26	808.621	6.09	4,925
Band 29	4,908.251	6.06	29,744
Band 30	933.570	6.05	5,648
Band 38	1,171.541	6.08	7,123
Band 41	364.980	6.05	2,208
Band 46	29,836.537	6.03	179,914
Band 47	2,335.372	6.02	14,059
Band 56	31,008.829	6.08	188,534
	998,248.658		$ 6,040,669

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class S
Contracts in accumulation period:
Band 3	439.343	$ 10.40	$ 4,569
Band 4	72,700.692	10.21	742,274
Band 5	13,989.673	10.21	142,835
Band 6	3,388,764.694	10.20	34,565,400
Band 7	1,644,113.767	10.20	16,769,960
Band 8	934,343.510	10.19	9,520,960
Band 9	89,649.710	10.19	913,531
Band 10	2,170,741.349	10.18	22,098,147
Band 11	633,677.454	10.18	6,450,836
Band 12	374,087.260	10.17	3,804,467
Band 13	927,556.735	10.17	9,433,252
Band 14	1,356,858.644	10.16	13,785,684
Band 15	808,243.272	10.16	8,211,752
Band 16	217,147.617	10.15	2,204,048
Band 17	1,631,654.741	10.15	16,561,296
Band 18	9,633.416	10.14	97,683
Band 19	15,170.884	10.14	153,833
Band 20	831,230.398	10.17	8,453,613
Band 21	122,519.675	10.15	1,243,575
Band 25	556.585	10.41	5,794
Band 26	33,796.336	10.24	346,074
Band 27	10,308.647	10.21	105,251
Band 28	6,183.554	10.20	63,072
Band 29	229,001.168	10.20	2,335,812
Band 30	15,769.010	10.17	160,371
Band 31	7,903.074	10.16	80,295
Band 34	2,022.634	10.11	20,449
Band 35	13,014.326	10.25	133,397
Band 36	3,535.006	10.24	36,198
Band 37	910.117	10.22	9,301
Band 38	174,461.066	10.23	1,784,737
Band 39	41,528.288	10.22	424,419
Band 40	42,924.775	10.20	437,833
Band 41	6,579.659	10.17	66,915
Band 42	753.437	10.16	7,655
Band 43	10,749.421	10.15	109,107
Band 45	7,006.631	10.11	70,837
Band 46	989,453.060	10.14	10,033,054
Band 47	266,714.475	10.13	2,701,818
Band 50	497.007	10.17	5,055
Band 55	9,266.325	10.19	94,424
Band 56	283,883.401	10.22	2,901,288
Band 57	15,669.474	10.18	159,515
Band 59	1,958.038	10.14	19,855
Band 60	1,197.562	10.19	12,203
	17,418,165.910		$ 177,282,444

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Opportunistic Large Cap Growth Portfolio -
Class S
Contracts in accumulation period:
Band 35	13,030.120	$ 6.76	$ 88,084
Band 36	4,323.502	6.67	28,838
Band 37	2,439.150	6.60	16,098
Band 38	18,249.715	8.56	156,218
Band 39	4,996.074	8.47	42,317
Band 40	2,205.220	8.40	18,524
	45,243.781		$ 350,079
ING Opportunistic Large Cap Value Portfolio - Class S
Contracts in accumulation period:
Band 4	8,815.956	$ 9.32	$ 82,165
Band 5	13,266.292	6.77	89,813
Band 6	124,064.620	7.27	901,950
Band 7	299,617.631	6.70	2,007,438
Band 8	14,710.754	7.24	106,506
Band 9	46,935.154	6.62	310,711
Band 10	81,025.849	8.15	660,361
Band 11	121,785.090	7.21	878,070
Band 12	50,830.289	7.19	365,470
Band 13	141,143.629	6.52	920,256
Band 14	181,135.392	7.16	1,296,929
Band 15	37,088.746	6.45	239,222
Band 16	12,132.001	7.13	86,501
Band 17	27,514.701	7.12	195,905
Band 18	4,868.232	7.10	34,564
Band 19	5,964.529	7.92	47,239
Band 20	71,527.316	8.08	577,941
Band 21	21,449.613	8.02	172,026
Band 25	389.936	7.39	2,882
Band 26	88,588.081	6.95	615,687
Band 27	48,304.347	6.80	328,470
Band 28	21,696.109	6.72	145,798
Band 29	58,217.629	6.69	389,476
Band 30	36,393.894	6.54	238,016
Band 31	26,529.714	6.47	171,647
Band 34	2,916.365	6.16	17,965
Band 35	15,540.387	7.06	109,715
Band 36	6,100.961	6.95	42,402
Band 38	22,072.018	9.78	215,864
Band 39	2,090.502	9.67	20,215
Band 40	2,740.734	9.59	26,284
Band 41	2,028.229	9.07	18,396
Band 42	826.700	8.97	7,415
Band 43	27,230.461	8.90	242,351
	1,625,541.861		$ 11,565,650

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Global Large Cap Index 85% Portfolio
- Class S
Contracts in accumulation period:
Band 6	88,194.845	$ 8.14	$ 717,906
Band 7	3,906.660	8.14	31,800
Band 8	43,885.072	8.14	357,224
Band 10	94,633.092	8.14	770,313
Band 11	11,318.431	8.14	92,132
Band 13	7,874.077	8.13	64,016
Band 14	3,906.852	8.13	31,763
Band 15	9,124.237	8.13	74,180
Band 16	28,522.475	8.13	231,888
Band 17	5,802.652	8.13	47,176
Band 19	2,701.610	8.12	21,937
Band 20	1,013.080	8.13	8,236
Band 46	22,980.860	8.12	186,605
Band 47	996.693	8.12	8,093
Band 56	10,039.199	8.15	81,819
	334,899.835		$ 2,725,088
ING Russell™ Large Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 1	3,240.300	$ 6.66	$ 21,580
Band 2	5,033.880	6.73	33,878
Band 4	126,808.085	6.72	852,150
Band 5	199.796	6.72	1,343
Band 6	629,227.000	6.71	4,222,113
Band 7	243,154.927	6.71	1,631,570
Band 8	348,627.145	6.70	2,335,802
Band 9	20,920.394	6.70	140,167
Band 10	744,806.133	6.70	4,990,201
Band 11	70,299.313	6.70	471,005
Band 12	38,475.342	6.69	257,400
Band 13	70,824.951	6.69	473,819
Band 14	146,069.919	6.69	977,208
Band 15	185,840.888	6.68	1,241,417
Band 16	2,829.967	6.68	18,904
Band 17	257,464.466	6.68	1,719,863
Band 19	2,411.237	6.67	16,083
Band 20	142,906.617	6.69	956,045
Band 21	11,909.072	6.68	79,553
Band 26	123,949.461	6.73	834,180
Band 27	1,878.705	6.72	12,625
Band 29	42,302.401	6.71	283,849
Band 30	27,289.487	6.69	182,567
Band 41	6,511.906	6.69	43,565
Band 43	475.654	6.68	3,177
Band 46	90,330.663	6.67	602,506
Band 47	14,495.170	6.66	96,538
Band 56	60,191.061	6.72	404,484
	3,418,473.940		$ 22,903,592

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 1	3,286.897	$ 6.04	$ 19,853
Band 2	8,721.267	6.15	53,636
Band 4	15,575.751	6.14	95,635
Band 5	1,193.213	6.14	7,326
Band 6	578,346.434	6.13	3,545,264
Band 7	121,498.984	6.13	744,789
Band 8	299,431.278	6.12	1,832,519
Band 9	12,196.098	6.12	74,640
Band 10	1,062,309.843	6.12	6,501,336
Band 11	100,640.739	6.12	615,921
Band 12	20,591.746	6.11	125,816
Band 13	178,288.448	6.11	1,089,342
Band 14	82,850.106	6.11	506,214
Band 15	303,340.226	6.11	1,853,409
Band 16	3,204.807	6.10	19,549
Band 17	282,724.005	6.10	1,724,616
Band 18	2,615.690	6.10	15,956
Band 19	5,140.369	6.09	31,305
Band 20	85,468.520	6.11	522,213
Band 21	44,802.716	6.10	273,297
Band 26	786.278	6.15	4,836
Band 27	111.580	6.14	685
Band 29	16,261.535	6.13	99,683
Band 30	8,333.624	6.11	50,918
Band 31	303.003	6.11	1,851
Band 38	4,221.927	6.15	25,965
Band 41	1,990.617	6.11	12,163
Band 46	269,459.560	6.09	1,641,009
Band 47	79,433.688	6.09	483,751
Band 55	510.261	6.12	3,123
Band 56	104,249.480	6.14	640,092
Band 57	5,181.492	6.12	31,711
Band 59	480.516	6.09	2,926
	3,703,550.698		$ 22,651,349

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Small Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 1	836.948	$ 6.97	$ 5,834
Band 2	65.143	6.99	455
Band 4	49,476.732	6.98	345,348
Band 5	27,785.350	6.98	193,942
Band 6	1,397,996.182	6.97	9,744,033
Band 7	1,152,601.465	6.97	8,033,632
Band 8	830,338.161	6.96	5,779,154
Band 9	73,382.086	6.96	510,739
Band 10	1,754,101.445	6.96	12,208,546
Band 11	313,012.009	6.95	2,175,433
Band 12	190,367.037	6.95	1,323,051
Band 13	523,435.632	6.95	3,637,878
Band 14	982,146.026	6.94	6,816,093
Band 15	553,373.164	6.94	3,840,410
Band 16	38,918.369	6.94	270,093
Band 17	572,938.068	6.93	3,970,461
Band 18	17,039.609	6.93	118,084
Band 19	42,301.612	6.93	293,150
Band 20	530,429.386	6.95	3,686,484
Band 21	80,987.816	6.94	562,055
Band 25	9,418.439	7.00	65,929
Band 26	23,673.043	6.99	165,475
Band 27	11,986.656	6.98	83,667
Band 28	2,002.871	6.97	13,960
Band 29	124,081.047	6.97	864,845
Band 30	22,724.400	6.95	157,935
Band 31	6,374.731	6.94	44,241
Band 32	49.144	6.93	341
Band 38	11,688.509	6.99	81,703
Band 41	13,065.647	6.95	90,806
Band 42	495.965	6.94	3,442
Band 43	19,856.633	6.93	137,606
Band 44	3,405.915	6.91	23,535
Band 46	473,719.049	6.93	3,282,873
Band 47	81,502.633	6.92	563,998
Band 52	194.238	6.97	1,354
Band 55	473.747	6.96	3,297
Band 56	202,230.658	6.98	1,411,570
Band 57	2,737.617	6.95	19,026
Band 59	1,329.949	6.93	9,217
	10,142,543.131		$ 70,539,695

261

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Band 2	9,336.446	$ 7.49	$ 69,930
Band 4	81,989.457	7.35	602,623
Band 5	33,921.471	7.33	248,644
Band 6	1,295,966.356	7.27	9,421,675
Band 7	1,042,303.200	7.24	7,546,275
Band 8	923,149.313	7.19	6,637,444
Band 9	832,109.770	7.16	5,957,906
Band 10	1,568,394.297	7.13	11,182,651
Band 11	269,073.377	7.11	1,913,112
Band 12	219,707.921	7.08	1,555,532
Band 13	1,763,254.322	7.05	12,430,943
Band 14	1,576,522.111	7.00	11,035,655
Band 15	1,099,092.947	6.97	7,660,678
Band 16	81,286.194	6.92	562,500
Band 17	1,195,224.991	6.89	8,235,100
Band 18	20,075.132	6.87	137,916
Band 19	130,306.626	6.82	888,691
Band 20	872,801.083	7.03	6,135,792
Band 21	154,509.153	6.95	1,073,839
Band 26	1,834,630.032	7.52	13,796,418
Band 27	741,256.590	7.35	5,448,236
Band 28	276,746.374	7.27	2,011,946
Band 29	3,152,417.776	7.24	22,823,505
Band 30	1,943,130.250	7.08	13,757,362
Band 31	1,162,616.300	7.00	8,138,314
Band 32	7,911.234	6.85	54,192
Band 33	10,705.967	6.74	72,158
Band 34	7,203.067	6.67	48,044
Band 35	441,506.801	7.64	3,373,112
Band 36	48,227.023	7.52	362,667
Band 37	16,874.360	7.44	125,545
Band 38	347,967.493	9.49	3,302,212
Band 39	96,454.487	9.39	905,708
Band 40	42,022.111	9.31	391,226
Band 41	42,382.535	8.75	370,847
Band 42	27,934.457	8.65	241,633
Band 43	70,852.191	8.58	607,912
Band 44	1,283.246	7.71	9,894
Band 45	27,406.742	7.60	208,291
Band 46	469,351.085	7.27	3,412,182
Band 47	47,358.907	7.22	341,931
Band 49	199,428.132	6.45	1,286,311
Band 56	3,495.008	6.53	22,822
Band 59	438.899	6.46	2,835
	24,188,625.234		$ 174,412,209

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Band 2	4,240.064	$ 8.60	$ 36,465
Band 4	115,066.921	9.57	1,101,190
Band 5	23,413.179	9.65	225,937
Band 6	1,538,831.695	8.44	12,987,740
Band 7	588,431.729	9.54	5,613,639
Band 8	978,688.043	8.38	8,201,406
Band 9	312,338.705	9.43	2,945,354
Band 10	1,643,830.905	8.10	13,315,030
Band 11	251,096.493	8.32	2,089,123
Band 12	117,089.399	8.30	971,842
Band 13	813,644.615	9.29	7,558,758
Band 14	1,071,677.222	8.24	8,830,620
Band 15	721,207.646	9.19	6,627,898
Band 16	54,557.263	8.18	446,278
Band 17	1,227,732.034	8.16	10,018,293
Band 18	1,115.456	8.14	9,080
Band 19	34,946.498	7.87	275,029
Band 20	375,334.421	8.02	3,010,182
Band 21	174,742.232	7.97	1,392,696
Band 26	344,428.890	9.91	3,413,290
Band 27	144,045.695	9.69	1,395,803
Band 28	48,887.069	9.58	468,338
Band 29	365,949.871	9.54	3,491,162
Band 30	198,220.423	9.32	1,847,414
Band 31	129,754.480	9.22	1,196,336
Band 32	3,798.187	9.02	34,260
Band 33	3,481.791	8.88	30,918
Band 34	14,754.892	8.78	129,548
Band 35	233,141.638	10.06	2,345,405
Band 36	37,691.625	9.91	373,524
Band 37	9,834.210	9.80	96,375
Band 38	451,301.188	10.42	4,702,558
Band 39	117,944.184	10.30	1,214,825
Band 40	33,941.163	10.22	346,879
Band 41	46,047.367	9.32	429,161
Band 42	39,220.782	9.22	361,616
Band 43	83,037.186	9.14	758,960
Band 44	2,941.736	8.03	23,622
Band 45	30,198.664	7.73	233,436
Band 46	750,935.146	7.42	5,571,939
Band 47	68,891.943	7.38	508,423
Band 49	135,918.921	6.31	857,648
Band 50	5,008.244	6.85	34,306
Band 55	5,177.144	6.89	35,671
Band 56	16,369.411	6.60	108,038
	13,368,906.370		$ 115,666,015

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Band 2	2,384.156	$ 8.53	$ 20,337
Band 4	78,222.622	9.55	747,026
Band 5	18,584.618	9.97	185,289
Band 6	1,200,311.065	8.37	10,046,604
Band 7	403,831.281	9.86	3,981,776
Band 8	725,122.599	8.31	6,025,769
Band 9	268,146.487	9.75	2,614,428
Band 10	1,350,204.660	8.01	10,815,139
Band 11	220,947.959	8.25	1,822,821
Band 12	43,054.378	8.23	354,338
Band 13	778,309.898	9.60	7,471,775
Band 14	887,215.339	8.18	7,257,421
Band 15	505,902.385	9.49	4,801,014
Band 16	55,912.411	8.12	454,009
Band 17	988,868.306	8.10	8,009,833
Band 18	3,915.618	8.08	31,638
Band 19	59,409.381	7.79	462,799
Band 20	284,208.725	7.94	2,256,617
Band 21	116,671.449	7.88	919,371
Band 26	259,992.257	10.24	2,662,321
Band 27	98,975.684	10.01	990,747
Band 28	44,399.685	9.89	439,113
Band 29	221,419.533	9.86	2,183,197
Band 30	133,845.871	9.64	1,290,274
Band 31	104,323.979	9.53	994,208
Band 32	2,885.279	9.32	26,891
Band 33	2,007.783	9.18	18,431
Band 34	5,057.258	9.07	45,869
Band 35	112,142.310	10.39	1,165,159
Band 36	8,669.630	10.24	88,777
Band 37	4,555.746	10.12	46,104
Band 38	211,658.532	10.49	2,220,298
Band 39	39,446.258	10.38	409,452
Band 40	14,706.052	10.29	151,325
Band 41	41,369.706	9.30	384,738
Band 42	29,427.845	9.20	270,736
Band 43	95,117.942	9.13	868,427
Band 44	3,587.509	7.96	28,557
Band 45	17,431.726	7.64	133,178
Band 46	634,598.382	7.04	4,467,573
Band 47	59,154.773	7.00	414,083
Band 49	105,119.404	6.26	658,047
Band 52	240.789	6.59	1,587
Band 55	3,008.152	6.57	19,764
Band 56	52,284.885	7.10	371,223
	10,296,650.307		$ 88,628,083

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Small Company Portfolio - Class S
Contracts in accumulation period:
Band 2	1,362.107	$ 7.17	$ 9,766
Band 4	12,098.038	7.16	86,622
Band 5	2,476.782	7.15	17,709
Band 6	686,734.080	7.15	4,910,149
Band 7	366,888.436	7.15	2,623,252
Band 8	469,428.052	7.14	3,351,716
Band 9	15,038.801	7.14	107,377
Band 10	1,110,458.021	7.14	7,928,670
Band 11	175,100.748	7.13	1,248,468
Band 12	49,664.743	7.13	354,110
Band 13	703,122.842	7.13	5,013,266
Band 14	369,315.216	7.12	2,629,524
Band 15	317,964.824	7.12	2,263,910
Band 16	38,694.834	7.12	275,507
Band 17	456,277.945	7.11	3,244,136
Band 18	76.830	7.11	546
Band 19	83,826.399	7.11	596,006
Band 20	123,785.226	7.13	882,589
Band 21	9,512.926	7.12	67,732
Band 26	57,125.423	7.17	409,589
Band 27	44,143.940	7.16	316,071
Band 28	1,199.761	7.15	8,578
Band 29	17,444.173	7.15	124,726
Band 30	9,187.286	7.13	65,505
Band 31	1,880.076	7.12	13,386
Band 34	354.883	7.09	2,516
Band 35	38,103.100	10.54	401,607
Band 36	15,958.733	10.39	165,811
Band 37	3,638.081	10.28	37,399
Band 38	211,208.904	11.93	2,519,722
Band 39	66,562.746	11.80	785,440
Band 40	3,952.540	11.70	46,245
Band 41	574.129	7.13	4,094
Band 42	803.413	7.12	5,720
Band 43	10,600.541	7.11	75,370
Band 46	259,587.782	7.11	1,845,669
Band 47	79,231.163	7.10	562,541
Band 51	492.671	7.11	3,503
Band 56	66,240.325	7.16	474,281
Band 57	751.597	7.13	5,359
	5,880,868.117		$ 43,484,187

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING WisdomTreeSM Global High-Yielding Equity
Index Portfolio - Class S
Contracts in accumulation period:
Band 2	236.854	$ 6.04	$ 1,431
Band 4	24,116.823	6.09	146,871
Band 5	50.078	6.02	301
Band 6	4,193,381.263	6.08	25,495,758
Band 7	252,301.988	6.08	1,533,996
Band 8	1,417,424.558	6.07	8,603,767
Band 9	19,770.786	6.07	120,009
Band 10	8,258,859.365	6.06	50,048,688
Band 11	712,855.355	6.06	4,319,903
Band 12	51,243.117	6.06	310,533
Band 13	996,625.202	6.05	6,029,582
Band 14	996,600.979	6.05	6,029,436
Band 15	2,551,491.350	6.05	15,436,523
Band 16	87,362.336	6.04	527,669
Band 17	1,266,237.000	6.04	7,648,071
Band 18	2,276.068	6.03	13,725
Band 19	7,761.521	6.03	46,802
Band 20	590,055.749	6.05	3,569,837
Band 21	20,629.046	6.04	124,599
Band 26	2,749.207	6.04	16,605
Band 29	10,450.973	6.01	62,810
Band 30	815.512	6.00	4,893
Band 35	39,610.525	6.12	242,416
Band 36	8,488.193	6.10	51,778
Band 38	46,057.911	6.10	280,953
Band 39	15,434.233	6.09	93,994
Band 40	11,508.354	6.08	69,971
Band 41	4,040.730	6.00	24,244
Band 46	1,557,930.383	6.03	9,394,320
Band 47	403,111.885	6.02	2,426,734
Band 54	4,395.546	6.04	26,549
Band 56	369,199.026	6.09	2,248,422
Band 57	17,821.422	6.06	107,998
Band 60	1,487.463	6.07	9,029
	23,942,380.801		$ 145,068,217
ING VP International Value Portfolio - Class S
Contracts in accumulation period:
Band 35	132,342.998	$ 11.26	$ 1,490,182
Band 36	22,384.040	11.10	248,463
Band 37	12,551.484	10.99	137,941
Band 38	407,629.885	12.29	5,009,771
Band 39	146,518.589	12.16	1,781,666
Band 40	18,963.511	12.06	228,700
	740,390.507		$ 8,896,723

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP MidCap Opportunities Portfolio - Class S
Currently payable annuity contracts:	921.707	$ 6.79	$ 6,258
Contracts in accumulation period:
Band 1	33,839.254	6.50	219,955
Band 2	477,170.801	6.79	3,239,990
Band 3	2,777.508	6.61	18,359
Band 4	183,120.724	6.66	1,219,584
Band 5	186,891.525	6.63	1,239,091
Band 6	4,769,927.681	6.58	31,386,124
Band 7	4,001,366.104	6.56	26,248,962
Band 8	3,224,477.759	6.51	20,991,350
Band 9	809,490.377	6.48	5,245,498
Band 10	2,677,394.591	6.45	17,269,195
Band 11	4,131,153.362	6.43	26,563,316
Band 12	1,136,532.030	6.40	7,273,805
Band 13	2,730,319.829	6.38	17,419,441
Band 14	4,356,549.585	6.33	27,576,959
Band 15	576,020.918	6.31	3,634,692
Band 16	89,280.735	6.26	558,897
Band 17	1,518,336.803	6.23	9,459,238
Band 18	38,987.517	6.21	242,112
Band 19	187,910.461	6.16	1,157,528
Band 20	1,851,370.754	6.35	11,756,204
Band 21	180,807.586	6.28	1,135,472
Band 22	1,197.099	6.48	7,757
Band 23	13,983.677	6.48	90,614
Band 24	129.946	7.06	917
Band 25	85,632.741	6.84	585,728
Band 26	13,766.691	6.50	89,483
Band 27	2,864.301	6.48	18,561
Band 28	3,182.644	6.48	20,624
Band 29	26,884.082	6.47	173,940
Band 30	3,759.183	6.46	24,284
Band 31	3,230.310	6.45	20,835
Band 35	56,383.113	9.73	548,608
Band 36	11,130.671	9.60	106,854
Band 37	1,409.001	9.50	13,386
Band 38	258,709.308	11.41	2,951,873
Band 39	32,638.112	11.29	368,484
Band 40	7,397.421	11.20	82,851
Band 41	1,082.087	6.46	6,990
Band 42	333.364	6.45	2,150
Band 43	2,296.236	6.44	14,788
Band 44	323.362	6.43	2,079
Band 46	452,475.239	8.61	3,895,812
Band 47	33,559.138	8.55	286,931
Band 56	29,829.230	6.49	193,592
Band 57	9,781.528	6.46	63,189
	34,216,626.095		$ 223,432,360

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 2	2,785.009	$ 5.85	$ 16,292
Band 4	20,110.209	5.74	115,433
Band 5	105,140.117	5.72	601,401
Band 6	1,257,982.266	5.68	7,145,339
Band 7	1,241,548.069	5.65	7,014,747
Band 8	243,159.340	5.61	1,364,124
Band 9	81,596.084	5.59	456,122
Band 10	749,439.625	5.57	4,174,379
Band 11	420,053.318	5.54	2,327,095
Band 12	376,713.170	5.52	2,079,457
Band 13	732,042.438	5.50	4,026,233
Band 14	1,431,239.828	5.46	7,814,569
Band 15	248,211.752	5.44	1,350,272
Band 16	38,815.457	5.40	209,603
Band 17	675,838.879	5.37	3,629,255
Band 18	24,092.452	5.35	128,895
Band 19	96,247.458	5.31	511,074
Band 20	886,018.615	5.48	4,855,382
Band 21	108,307.845	5.42	587,029
Band 25	52,429.281	5.90	309,333
Band 26	3,749.909	9.43	35,362
Band 27	428.970	9.32	3,998
Band 28	685.100	9.27	6,351
Band 29	4,363.335	9.25	40,361
Band 30	8,447.404	9.15	77,294
Band 31	882.957	9.10	8,035
Band 35	32,671.420	5.97	195,048
Band 36	5,247.090	5.88	30,853
Band 38	68,491.590	11.04	756,147
Band 39	13,608.310	10.92	148,603
Band 40	4,831.183	10.84	52,370
Band 41	3,287.499	9.15	30,081
Band 42	83.033	9.08	754
Band 43	8,681.601	9.03	78,395
Band 44	362.624	8.91	3,231
Band 46	155,144.891	8.22	1,275,291
Band 47	17,959.640	8.17	146,730
	9,120,697.768		$ 51,604,938

268

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Balanced Portfolio - Class S
Contracts in accumulation period:
Band 4	2,972.770	$ 7.73	$ 22,980
Band 7	11,793.447	7.68	90,574
Band 9	59,994.586	7.65	458,959
Band 10	16,820.829	7.64	128,511
Band 13	10,036.377	7.61	76,377
Band 15	14,277.071	7.58	108,220
Band 20	775.507	7.60	5,894
Band 21	27,215.923	7.57	206,025
Band 26	44,099.629	7.79	343,536
Band 27	14,734.398	7.73	113,897
Band 28	3,819.731	7.69	29,374
Band 29	60,388.526	7.68	463,784
Band 30	19,505.172	7.62	148,629
Band 31	24,620.709	7.59	186,871
Band 32	2,473.173	7.53	18,623
Band 34	427.737	7.46	3,191
Band 35	54,571.746	10.25	559,360
Band 36	7,381.210	10.14	74,845
Band 37	13,190.171	10.05	132,561
Band 38	230,198.849	9.87	2,272,063
Band 39	55,562.171	9.76	542,287
Band 40	19,557.781	9.68	189,319
Band 41	16,564.601	7.62	126,222
Band 42	3,315.682	7.58	25,133
Band 43	9,617.415	7.55	72,611
	723,915.211		$ 6,399,846
ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Band 1	7,552.108	$ 11.65	$ 87,982
Band 2	58,000.508	11.49	666,426
Band 3	332.857	11.23	3,738
Band 4	410,808.392	11.30	4,642,135
Band 5	105,256.436	11.26	1,185,187
Band 6	14,692,504.660	11.19	164,409,127
Band 7	3,181,205.250	11.15	35,470,439
Band 8	7,875,077.447	11.08	87,255,858
Band 9	1,103,078.673	11.04	12,177,989
Band 10	21,077,749.450	11.00	231,855,244
Band 11	2,254,148.761	10.96	24,705,470
Band 12	570,876.390	10.93	6,239,679
Band 13	6,841,165.399	10.89	74,500,291
Band 14	8,478,762.976	10.82	91,740,215
Band 15	5,718,407.053	10.78	61,644,428
Band 16	949,444.717	10.71	10,168,553
Band 17	5,918,589.514	10.67	63,151,350
Band 18	110,251.397	10.63	1,171,972
Band 19	115,151.209	10.56	1,215,997

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Intermediate Bond Portfolio - Class S
(continued)
Band 20	2,271,230.735	$ 10.85	$ 24,642,853
Band 21	401,439.683	10.74	4,311,462
Band 25	32,544.702	11.57	376,542
Band 26	1,471,381.092	9.87	14,522,531
Band 27	525,103.218	9.76	5,125,007
Band 28	173,034.984	9.70	1,678,439
Band 29	2,359,809.385	9.68	22,842,955
Band 30	1,236,734.463	9.57	11,835,549
Band 31	780,146.582	9.52	7,426,995
Band 32	43,426.322	9.42	409,076
Band 33	11,136.462	9.35	104,126
Band 34	49,209.127	9.29	457,153
Band 35	451,148.619	11.69	5,273,927
Band 36	83,654.260	11.53	964,534
Band 37	27,343.538	11.42	312,263
Band 38	4,087,995.855	10.62	43,414,516
Band 39	867,103.989	10.51	9,113,263
Band 40	364,084.306	10.42	3,793,758
Band 41	40,982.714	9.58	392,614
Band 42	46,592.660	9.51	443,096
Band 43	235,008.018	9.45	2,220,826
Band 44	5,595.630	9.32	52,151
Band 45	16,866.163	9.27	156,349
Band 46	7,660,459.852	9.43	72,238,136
Band 47	966,669.709	9.37	9,057,695
Band 49	134,135.013	9.14	1,225,994
Band 50	27,901.943	9.68	270,091
Band 51	22,926.699	9.61	220,326
Band 52	7,985.057	9.77	78,014
Band 53	3,623.682	9.71	35,186
Band 54	11,623.158	9.63	111,931
Band 55	54,804.825	9.74	533,799
Band 56	721,576.799	8.92	6,436,465
Band 57	6,015.901	8.88	53,421
Band 58	953.044	8.85	8,434
Band 59	374.227	8.83	3,304
Band 60	2,927.812	8.88	25,999
Band 64	366.814	9.08	3,331
	104,672,280.239		$ 1,122,464,191
Legg Mason Partners Variable International All Cap
Opportunity Portfolio
Contracts in accumulation period:
Band 22	155.268	$ 10.52	$ 1,633
Band 23	3,625.515	10.31	37,379
	3,780.783		$ 39,012

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Legg Mason Partners Variable Investors Portfolio
Contracts in accumulation period:
Band 22	555.225	$ 6.19	$ 3,437
Band 23	11,345.235	6.17	70,000
	11,900.460		$ 73,437
Legg Mason Partners Variable High Income Portfolio
Contracts in accumulation period:
Band 22	141.069	$ 11.92	$ 1,682
Band 23	4,205.864	11.67	49,082
	4,346.933		$ 50,764
Legg Mason Partners Variable Money Market
Portfolio
Contracts in accumulation period:
Band 23	1,680.171	$ 13.54	$ 22,750

Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
Contracts in accumulation period:
Band 35	26,846.182	$ 11.63	$ 312,221
Band 36	3,029.267	11.55	34,988
Band 37	867.141	11.48	9,955
Band 38	34,470.601	11.52	397,101
Band 39	3,297.267	11.44	37,721
Band 40	2,594.999	11.38	29,531
	71,105.457		$ 821,517
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Band 35	179,788.321	$ 10.18	$ 1,830,245
Band 36	50,390.521	10.10	508,944
Band 37	2,540.246	10.05	25,529
Band 38	403,614.193	10.08	4,068,431
Band 39	69,453.660	10.01	695,231
Band 40	38,837.459	9.95	386,433
	744,624.400		$ 7,514,813
Pioneer Equity Income VCT Portfolio - Class II
Contracts in accumulation period:
Band 35	216,782.324	$ 10.12	$ 2,193,837
Band 36	30,143.507	9.98	300,832
Band 37	24,244.514	9.87	239,293
Band 38	713,196.574	11.28	8,044,857
Band 39	183,805.263	11.16	2,051,267
Band 40	44,585.940	11.07	493,566
	1,212,758.122		$ 13,323,652

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Small Cap Value VCT Portfolio - Class II
Contracts in accumulation period:
Band 4	16,392.576	$ 5.99	$ 98,192
Band 7	3,282.921	5.96	19,566
Band 9	47,104.190	5.94	279,799
Band 10	15,624.831	5.93	92,655
Band 13	10,802.949	5.91	63,845
Band 15	20,256.344	5.88	119,107
Band 20	2,260.086	5.90	13,335
Band 21	14,233.546	5.88	83,693
Band 26	81,892.066	6.04	494,628
Band 27	49,497.344	5.99	296,489
Band 28	4,989.283	5.97	29,786
Band 29	71,279.985	5.96	424,829
Band 30	35,266.174	5.92	208,776
Band 31	19,339.786	5.89	113,911
Band 32	282.125	5.85	1,650
Band 33	948.033	5.82	5,518
Band 34	556.074	5.79	3,220
Band 41	1,163.005	5.92	6,885
Band 42	1,647.360	5.89	9,703
Band 43	3,766.145	5.86	22,070
Band 45	219.991	5.78	1,272
	400,804.814		$ 2,388,929

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Bull
Contracts in accumulation period:
Band 4	106.501	$ 6.39	$ 681
Band 5	6,123.590	6.36	38,946
Band 6	178,757.333	6.31	1,127,959
Band 7	417,520.496	6.29	2,626,204
Band 8	55,097.338	6.24	343,807
Band 9	9,218.849	6.21	57,249
Band 10	153,083.719	6.19	947,588
Band 11	105,710.637	6.17	652,235
Band 12	77,466.412	6.14	475,644
Band 13	169,003.351	6.12	1,034,301
Band 14	571,347.418	6.07	3,468,079
Band 15	30,664.651	6.05	185,521
Band 16	1,006.408	6.00	6,038
Band 17	130,327.855	5.98	779,361
Band 18	17,847.274	5.95	106,191
Band 19	22,956.262	5.91	135,672
Band 20	272,166.038	6.09	1,657,491
Band 21	10,875.352	6.02	65,470
Band 26	2,122.366	6.53	13,859
Band 27	920.625	6.38	5,874
Band 28	116.724	6.31	737
Band 29	19,260.393	6.29	121,148
Band 30	2,210.818	6.14	13,574
Band 31	564.468	6.07	3,426
Band 38	8.513	7.15	61
Band 41	2,251.394	8.22	18,506
Band 45	86.253	7.19	620
Band 46	23,667.121	6.96	164,723
	2,280,488.159		$ 14,050,965

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Europe 30
Contracts in accumulation period:
Band 4	7,465.072	$ 7.27	$ 54,271
Band 5	6,271.320	7.24	45,404
Band 6	152,071.253	7.19	1,093,392
Band 7	176,707.297	7.16	1,265,224
Band 8	40,964.921	7.10	290,851
Band 9	7,317.169	7.08	51,806
Band 10	111,818.494	7.05	788,320
Band 11	103,741.866	7.02	728,268
Band 12	51,596.681	6.99	360,661
Band 13	74,237.350	6.97	517,434
Band 14	262,465.876	6.91	1,813,639
Band 15	76,510.369	6.88	526,391
Band 16	12,238.284	6.83	83,587
Band 17	125,338.899	6.80	852,305
Band 18	1,003.696	6.78	6,805
Band 19	15,188.012	6.72	102,063
Band 20	98,592.065	6.94	684,229
Band 21	15,064.226	6.86	103,341
Band 25	363.886	7.47	2,718
Band 26	8,225.493	7.44	61,198
Band 27	161.165	7.27	1,172
Band 28	306.955	7.19	2,207
Band 29	9,169.200	7.16	65,651
Band 30	1,645.150	6.99	11,500
Band 31	6,106.951	6.91	42,199
Band 41	404.567	10.32	4,175
Band 42	2,933.289	10.21	29,949
Band 43	1,784.978	10.12	18,064
Band 46	25,278.168	7.50	189,586
Band 47	5,574.569	7.45	41,531
	1,400,547.221		$ 9,837,941

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
Band 2	589.251	$ 4.74	$ 2,793
Band 4	7,278.613	4.68	34,064
Band 5	1,824.334	4.67	8,520
Band 6	402,662.228	4.64	1,868,353
Band 7	238,350.486	4.63	1,103,563
Band 8	230,570.872	4.60	1,060,626
Band 9	49,778.828	4.59	228,485
Band 10	369,402.666	4.58	1,691,864
Band 11	144,442.028	4.57	660,100
Band 12	26,318.714	4.55	119,750
Band 13	175,732.907	4.54	797,827
Band 14	312,095.022	4.52	1,410,669
Band 15	112,208.133	4.50	504,937
Band 16	13,970.304	4.48	62,587
Band 17	173,124.765	4.47	773,868
Band 18	2,581.742	4.45	11,489
Band 19	18,341.910	4.43	81,255
Band 20	248,146.850	4.53	1,124,105
Band 21	32,374.160	4.49	145,360
Band 26	38,391.684	4.75	182,360
Band 27	7,020.013	4.68	32,854
Band 28	6,804.938	4.64	31,575
Band 29	85,737.197	4.63	396,963
Band 30	22,248.178	4.55	101,229
Band 31	25,040.569	4.52	113,183
Band 41	10,634.481	4.55	48,387
Band 42	13,366.530	4.51	60,283
Band 43	4,655.826	4.47	20,812
Band 44	783.933	4.66	3,653
Band 45	4,048.753	4.65	18,827
Band 46	87,871.633	5.47	480,658
Band 47	3,956.886	5.43	21,486
	2,870,354.434		$ 13,202,485
Wells Fargo Advantage Asset Allocation Fund
Contracts in accumulation period:
Band 6	25,207.679	$ 9.65	$ 243,254
Band 10	112,730.976	9.52	1,073,199
Band 14	49,587.503	9.40	466,123
Band 17	21,233.678	9.30	197,473
Band 46	1,118.378	8.28	9,260
	209,878.214		$ 1,989,309

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wells Fargo Advantage C&B Large Cap Value Fund
Contracts in accumulation period:
Band 6	1,929.472	$ 9.01	$ 17,385
Band 10	10,801.462	8.89	96,025
Band 14	6,092.924	8.78	53,496
Band 15	2,288.816	8.75	20,027
Band 17	2,348.342	8.68	20,384
Band 46	3,362.011	7.50	25,215
	26,823.027		$ 232,532
Wells Fargo Advantage Equity Income Fund
Contracts in accumulation period:
Band 10	10,643.002	$ 8.97	$ 95,468
Band 14	8,281.079	8.85	73,288
Band 17	33,166.679	8.76	290,540
Band 20	5,740.396	8.87	50,917
Band 46	2,495.696	7.56	18,867
	60,326.852		$ 529,080
Wells Fargo Advantage Large Company Growth Fund
Contracts in accumulation period:
Band 6	1,364.185	$ 7.02	$ 9,577
Band 10	61,500.022	6.93	426,195
Band 14	29,984.577	6.84	205,095
Band 15	9,066.897	6.82	61,836
Band 17	64,807.126	6.76	438,096
Band 20	8,505.615	6.85	58,263
Band 21	419.797	6.80	2,855
Band 46	16,172.005	6.53	105,603
	191,820.224		$ 1,307,520
Wells Fargo Advantage Money Market Fund
Contracts in accumulation period:
Band 10	2,280.973	$ 10.60	$ 24,178
Band 14	1,757.038	10.46	18,379
	4,038.011		$ 42,557
Wells Fargo Advantage Small Cap Growth Fund
Contracts in accumulation period:
Band 6	2,220.962	$ 9.82	$ 21,810
Band 10	15,389.617	9.69	149,125
Band 14	8,501.248	9.56	81,272
Band 17	15,439.188	9.46	146,055
Band 20	1,804.673	9.59	17,307
Band 46	437.961	8.28	3,626
	43,793.649		$ 419,195

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wells Fargo Advantage Total Return Bond Fund
Contracts in accumulation period:
Band 6	18,859.093	$ 11.34	$ 213,862
Band 10	30,595.458	11.20	342,669
Band 14	22,762.067	11.05	251,521
Band 15	1,943.477	11.02	21,417
Band 17	5,835.857	10.93	63,786
Band 46	12,866.809	10.52	135,359
	92,862.761		$ 1,028,614

Bands Band 1 Band 2 Band 3 Band 4

Products

Golden VAC 80, ING GoldenSelect DVA 080

Global Syndicate, Golden VAC 100, ING GoldenSelect DVA, ING GoldenSelect DVA 100 ING GoldenSelect DVA Series 100 ING GoldenSelect DVA Plus - Standard (pre February 2000), ING SmartDesign Signature Variable Annuity Option Package I, ING Golden Select DVA Plus 125, ING SmartDesign Signature Variable Annuity 125

Band 5	ING GoldenSelect DVA Plus - Standard (post January 2000 & post 2000), ING Golden Select DVA Plus 130
Band 6

First Union Variable Annuity, Fleet Premium Plus 140, ING GoldenSelect DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January 2000), ING GoldenSelect Access - Standard (pre February 2000), ING GoldenSelect Premium Plus - Standard (pre February 2000), ING GoldenSelect ES II (pre 2001), ING GoldenSelect ES II - Standard (post 2000), Generations - Standard, ING GoldenSelect Opportunities - Standard, WellsFargo ING Opportunities - Standard, ING Golden Select DVA Plus 140, ING

GoldenSelect Access 140, ING GoldenSelect ESII 140, ING GoldenSelect Generations Variable Annuity 140, ING GoldenSelect Opportunities Variable 140, ING GoldenSelect Premium Plus 140, Wells Fargo ING Opportunities Variable Annuity 140

Band 7

Fleet Premium Plus 145, ING GoldenSelect DVA Plus - Annual Ratchet (post January 2000), ING GoldenSelect DVA Plus - 5.5% Solution (post 2000), ING GoldenSelect Access - Standard (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Standard (post January 2000 and post 2000), ING GoldenSelect ES II - Deferred Ratchet (post 2000), ING GoldenSelect Generations - Deferred Ratchet, ING GoldenSelect Opportunities Variable 145; ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable Annuity 145, Fleet Premium Plus 145, ING Golden Select DVA Plus 145, ING GoldenSelect Access 145, ING GoldenSelect ESII 145, ING GoldenSelect Generations Variable Annuity 145, ING GoldenSelect Opportunities Variable 145, ING GoldenSelect Premium Plus 145, ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable Annuity 145

Band 8

Fleet Premium Plus 155, ING Golden Select DVA Plus 155, ING Golden Select DVA Plus - 7% Solution (pre February 2000), ING Golden Select DVA Plus - Annual Ratchet (post 2000), ING GoldenSelect DVA Plus - Max 5.5 (post January 2000), ING GoldenSelect Access - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING

GoldenSelect Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING GoldenSelect ES II - 5.5% Solution (post 2000), Opportunities - 5.5% Solution; Wells Fargo ING Opportunities Variable Annuity 155, ING GoldenSelect Access 155, ING GoldenSelect ESII 155, ING GoldenSelect Generations Variable Annuity 155, ING GoldenSelect Opportunities Variable 155, ING GoldenSelect Premium Plus 155

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Bands	Products
Band 9	Fleet Premium Plus 160, ING GoldenSelect DVA Plus - Max 5.5 (post 2000), ING
GoldenSelect Access - Annual Ratchet (post January 2000), ING Golden Select Access - 5.5%
Solution (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Annual
Ratchet (post January 2000), ING GoldenSelect Premium Plus - 5.5% Solution (post January
2000 and post 2000), ING SmartDesign Advantage Variable Annuity 160, ING SmartDesign
Signature Variable Annuity 160, ING Golden Select DVA Plus 160, ING GoldenSelect Access
160, ING GoldenSelect Premium Plus 160
Band 10	ING GoldenSelect DVA Plus - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect ES II - Annual Ratchet (post 2000), ING GoldenSelect Generations - Annual
Ratchet, ING GoldenSelect Landmark - Standard, ING GoldenSelect Legends – Standard,
Wells Fargo ING Landmark - Standard, Wells Fargo ING Landmark Variable Annuity 165,
ING GoldenSelect Opportunities - Annual Ratchet, WellsFargo ING Opportunities - Annual
Ratchet, ING SmartDesign Advantage Variable Annuity 165, ING Golden Select DVA Plus
165, ING GoldenSelect ESII 165, ING GoldenSelect Generations Variable Annuity 165, ING
GoldenSelect Landmark Variable Annuity 165, ING GoldenSelect Legends - Standard, ING
GoldenSelect Opportunities Variable 165, ING Simplicity Variable Annuity125, Wells Fargo
ING Opportunities Variable Annuity 165
Band 11	Fleet Premium Plus 170, ING GoldenSelect Access - 7% Solution (pre February 2000), ING
GoldenSelect Access - Annual Ratchet (post 2000), ING GoldenSelect Access - Max 5.5 (post
January 2000), ING GoldenSelect DVA Plus - Annual Ratchet (post 2000), ING Golden Select
DVA Plus 155, ING GoldenSelect ES II - Max 5.5 (post 2000), ING GoldenSelect Premium
Plus - 7% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet
(post 2000), ING Golden Select Premium Plus - Max 5.5 (post January 2000), ING Golden
Select Opportunities - Max 5.5, Wells Fargo Opportunities - Max 5.5, ING GoldenSelect
Access 170, ING GoldenSelect ESII 170, ING GoldenSelect Generations Variable Annuity
170, ING GoldenSelect Opportunities Variable 170, ING GoldenSelect Premium Plus 170,
Wells Fargo ING Opportunities Variable Annuity 170
Band 12	ING Golden Select Access - Max 5.5 (post 2000), ING Golden Select DVA Plus - Max 7 (post
January 2000 and post 2000), ING GoldenSelect Premium Plus - Max 5.5 (post 2000), ING
GoldenSelect ES II - 7% Solution (post 2000), ING GoldenSelect Generations - 7% Solution,
ING Golden Select Opportunities - 7% Solution, Wells Fargo ING Opportunities Variable
Annuity 175, ING Golden Select DVA Plus 175, ING GoldenSelect Access 175, ING
GoldenSelect DVA Plus, ING GoldenSelect ESII 175, ING GoldenSelect Generations Variable
Annuity 175, ING GoldenSelect Opportunities Variable 175, ING GoldenSelect Premium Plus
175
Band 13	ING GoldenSelect Access - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect Access - Standard (post April 2001), ING GoldenSelect Generations Variable
Annuity 150, ING GoldenSelect Premium Plus - 7% Solution (post January 2000 and post
2000), ING GoldenSelect Landmark - 5.5% Solution, ING SmartDesign Advantage Variable
Annuity, Wells Fargo ING Landmark - 5.5% Solution, Wells Fargo ING Opportunities
Variable Annuity 180, Fleet Premium Plus 180, ING GoldenSelect Access 180, ING
GoldenSelect ESII 180, ING GoldenSelect Generations Variable Annuity 180, ING
GoldenSelect Landmark Variable Annuity 180, ING GoldenSelect Opportunities Variable 180,
ING GoldenSelect Premium Plus 180, ING SmartDesign Advantage Variable Annuity 180,
Wells Fargo ING Landmark Variable Annuity 180
Band 14	Fleet Premium Plus 190, ING GoldenSelect Access - Max 7 (post January 2000 and post
2000), ING GoldenSelect Landmark - Annual Ratchet, ING GoldenSelect Legends – Quarterly,
ING GoldenSelect Premium Plus - Max 7 (post January 2000 and post 2000), ING
GoldenSelect Premium Plus, ING GoldenSelect Premium Plus (Citigroup/Smith Barney),
Wells Fargo ING Landmark - Annual Ratchet, ING GoldenSelect Access 190, ING
GoldenSelect Landmark Variable Annuity 190, ING GoldenSelect Legends - Quarterly, ING
GoldenSelect Premium Plus 190, Wells Fargo ING Landmark Variable Annuity 190

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Bands	Products
Band 15	ING GoldenSelect Access - 5.5% Solution (post April 2001), ING GoldenSelect ES II 195,
ING GoldenSelect Generations Variable Annuity 195, ING GoldenSelect Landmark - Max 5.5,
ING GoldenSelect Legends –WA Combo, ING Golden Select Opportunities Variable 195,
ING GoldenSelect Opportunities Variable 195, ING GoldenSelect Premium Plus 195, ING
SmartDesign Advantage, ING SmartDesign Advantage Variable Annuity 195, ING
SmartDesign Signature Variable Annuity, ING SmartDesign Signature Variable Annuity 195,
Wells Fargo ING Landmark - Max 5.5, Wells Fargo ING Opportunities Variable Annuity 195,
ING GoldenSelect Access 195, ING GoldenSelect Landmark Variable Annuity 195, ING
SmartDesign Signature Variable Annuity 195, Wells Fargo ING Landmark Variable Annuity
195
Band 16	ING GoldenSelect Access - Annual Ratchet (post April 2001), ING GoldenSelect Landmark
Variable Annuity 205, Wells Fargo ING Landmark Variable Annuity 205, ING GoldenSelect
Access 205, ING GoldenSelect Legends 205
Band 17	ING GoldenSelect Access - Max 5.5 (post April 2001), ING GoldenSelect Landmark
(Citigroup/Smith Barney), ING GoldenSelect Landmark - Max 7, ING GoldenSelect Legends –
Combo, ING GoldenSelect Premium Plus 210, Wells Fargo ING Landmark Variable Annuity,
Wells Fargo Landmark - Max 7, ING GoldenSelect Access 210, ING GoldenSelect Landmark
Variable Annuity 210, Wells Fargo ING Landmark Variable Annuity 210
Band 18	ING GoldenSelect Access - 7% Solution (post April 2001), ING GoldenSelect Access 215
Band 19	ING GoldenSelect Access, ING GoldenSelect Access (Citigroup/Smith Barney), ING
GoldenSelect Access - Max 7 (post April 2001) ING SmartDesign Advantage Variable
Annuity 225, ING GoldenSelect Access 225
Band 20	ING GoldenSelect ESII, ING GoldenSelect ES II - Max 7 (post 2000), ING GoldenSelect
Generations, ING GoldenSelect Generations - Max 7, ING GoldenSelect Opportunities, ING
GoldenSelect Opportunities - Max 7, ING SmartDesign Advantage Variable Annuity 185,
Wells Fargo ING Opportunities Variable Annuity, Wells Fargo ING Opportunities - Max 7,
ING GoldenSelect ESII 185, ING GoldenSelect Generations Variable Annuity 185, ING
GoldenSelect Opportunities Variable 185, Wells Fargo ING Opportunities Variable Annuity
185
Band 21	ING GoldenSelect Landmark - 7% Solution, ING SmartDesign Advantage Variable Annuity
200, Wells Fargo ING Landmark - 7% Solution, ING GoldenSelect Landmark Variable
Annuity 200, Wells Fargo ING Landmark Variable Annuity 200
Band 22	Granite PrimElite - Standard, ING GoldenSelect Granite PrimElite 125
Band 23	ING GoldenSelect Granite PrimElite - Annual Ratchet; ING GoldenSelect Granite PrimElite
140
Band 24	ING GoldenSelect Access One
Band 25	ING GoldenSelect Value
Band 26	ING SmartDesign Variable Annuity Option I, ING SmartDesign Variable Annuity 095
Band 27	ING SmartDesign Variable Annuity Option II, ING SmartDesign Variable Annuity 125
Band 28	ING SmartDesign Variable Annuity, ING SmartDesign Variable Annuity Option III, ING
SmartDesign Variable Annuity 140
Band 29	ING SmartDesign Variable Annuity Bonus Option I, ING SmartDesign Variable Annuity 145
Band 30	ING SmartDesign Variable Annuity Bonus Option II, ING SmartDesign Variable Annuity 175
Band 31	ING SmartDesign Variable Annuity Bonus Option III, ING SmartDesign Variable Annuity 190
Band 32	ING SmartDesign Advantage Bonus Option I, ING SmartDesign Advantage Variable Annuity
220
Band 33	ING SmartDesign Advantage Bonus Option II, ING SmartDesign Advantage Variable Annuity
240

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Bands	Products
Band 34	ING SmartDesign Advantage Bonus Option III, ING SmartDesign Advantage Variable
Annuity 255
Band 35	ING Rollover Choice Option I (prior to August 7, 2003), ING Focus VA Option I, ING Focus
Variable Annuity 075, ING Rollover Choice 075
Band 36	ING Rollover Choice Option II (prior to August 7, 2003), ING Focus VA Option I, ING Focus
VA Option II, ING Focus Variable Annuity 095, ING Rollover Choice 095
Band 37	ING Rollover Choice Option III (prior to August 7, 2003), ING Rollover Choice 110
Band 38	ING Rollover Choice Option I, ING Rollover Choice 100
Band 39	ING Rollover Choice Option II, ING Rollover Choice 120
Band 40	ING Rollover Choice Option III, ING Rollover Choice 135
Band 41	ING SmartDesign Signature Option I, ING SmartDesign Signature Variable Annuity 175
Band 42	ING SmartDesign Signature Option II, ING SmartDesign Signature Variable Annuity 210
Band 43	ING SmartDesign Signature Option III
Band 44	ING SmartDesign Advantage Variable Annuity 245
Band 45	ING SmartDesign Advantage Variable Annuity 260
Band 46	ING GoldenSelect Landmark Variable Annuity 220, ING GoldenSelect Legends 220, Wells
Fargo ING Landmark Variable Annuity 220
Band 47	ING GoldenSelect Access 235
Band 49	ING Simplicity Variable Annuity 200
Band 50	ING Architect Variable Annuity 180
Band 51	ING Architect Variable Annuity 210
Band 52	ING Architect Variable Annuity 145
Band 53	ING Architect Variable Annuity 170
Band 54	ING Architect Variable Annuity 200
Band 55	ING Architect Variable Annuity 155
Band 56	ING Architect Variable Annuity 115
Band 57	ING Architect Variable Annuity 170
Band 58	ING Architect Variable Annuity 195
Band 59	ING Architect Variable Annuity 225
Band 60	ING Architect Variable Annuity 160
Band 61	ING Architect Variable Annuity 185
Band 62	ING Architect Variable Annuity 215
Band 64	ING Architect Variable Annuity 200

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements 10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, follows:

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AIM V.I. Leisure Fund - Series I Shares
2008	2,328	$6.53	to	$8.11	$17,862	1.00%	0.95%	to	2.60%	-44.54%	to	-43.60%
2007	3,083	$11.74	to	$14.38	$42,305	1.58%	0.95%	to	2.60%	-3.39%	to	-1.78%
2006	3,723	$12.12	to	$14.64	$52,417	1.08%	0.95%	to	2.60%	21.32%	to	23.44%
2005	4,687	$9.96	to	$11.86	$53,911	1.11%	0.95%	to	2.60%	-3.68%	to	-2.15%
2004	4,713	$10.86	to	$12.18	$55,920	0.37%	0.95%	to	2.60%	10.48%	to	12.33%
BlackRock Global Allocation V.I. Fund - Class III
2008	49,903	$7.92	to	$8.02	$397,800	(e)	0.95%	to	2.60%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
Columbia Asset Allocation Fund, Variable Series -
Class A
2008	23	$11.19	to	$11.45	$262	3.66%	1.40%	to	1.80%	-29.62%	to	-29.36%
2007	41	$15.82	to	$16.21	$668	2.48%	1.40%	to	1.90%	7.11%	to	7.64%
2006	36	$14.77	to	$15.06	$540	2.44%	1.40%	to	1.90%	9.65%	to	10.25%
2005	38	$13.47	to	$13.66	$523	2.49%	1.40%	to	1.90%	4.65%	to	5.08%
2004	46	$12.91	to	$13.00	$601	2.33%	1.40%	to	1.80%	8.03%	to	8.42%
Columbia Federal Securities Fund, Variable Series -
Class A
2008	2	$11.69	to	$11.93	$27	9.35%	1.45%	to	1.80%	6.18%	to	6.52%
2007	7	$11.01	to	$11.23	$80	6.21%	1.40%	to	1.80%	4.26%	to	4.76%
2006	8	$10.56	to	$10.72	$81	5.54%	1.40%	to	1.80%	1.83%	to	2.29%
2005	8	$10.37	to	$10.48	$85	5.71%	1.40%	to	1.80%	0.78%	to	1.06%
2004	9	$10.29	to	$10.37	$90	5.65%	1.40%	to	1.80%	2.38%	to	2.78%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Large Cap Growth Fund, Variable Series -
Class A
2008	34	$7.52	to	$7.67	$258	0.27%	1.40%	to	1.90%	-41.57%	to	-41.26%
2007	37	$12.87	to	$13.06	$484	0.39%	1.40%	to	1.90%	13.49%	to	14.16%
2006	48	$11.34	to	$11.44	$547	0.35%	1.40%	to	1.90%	8.21%	to	8.65%
2005	49	$10.48	to	$10.53	$515	(b)	1.40%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
Columbia Small Cap Value Fund, Variable Series -
Class B
2008	10,670	$8.24	to	$14.06	$141,739	0.46%	0.95%	to	2.45%	-29.89%	to	-28.85%
2007	13,631	$11.74	to	$19.82	$256,889	0.27%	0.95%	to	2.60%	-5.11%	to	-3.56%
2006	16,991	$12.34	to	$20.60	$335,177	0.34%	0.95%	to	2.60%	16.24%	to	18.25%
2005	20,661	$10.59	to	$17.48	$348,817	-	0.95%	to	2.60%	3.09%	to	4.17%
2004	14,445	$16.50	to	$16.78	$240,424	0.50%	1.25%	to	2.25%	19.83%	to	21.00%
Columbia Small Company Growth Fund, Variable
Series - Class A
2008	4	$11.79	to	$12.07	$51	-	1.40%	to	1.80%	-41.89%	to	-41.63%
2007	4	$20.29	to	$20.68	$91	-	1.40%	to	1.80%	11.42%	to	11.84%
2006	4	$18.21	to	$18.49	$82	-	1.40%	to	1.80%	10.36%	to	10.85%
2005	5	$16.50	to	$16.68	$78	-	1.40%	to	1.80%	0.86%	to	1.28%
2004	5	$16.36	to	$16.47	$81	-	1.40%	to	1.80%	9.50%	to	9.95%
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2008	22,259	$6.01	to	$9.10	$167,056	2.07%	0.75%	to	2.60%	-44.30%	to	-43.24%
2007	28,026	$11.47	to	$16.08	$373,387	1.66%	0.75%	to	2.60%	-1.39%	to	0.50%
2006	28,119	$11.61	to	$16.03	$376,023	2.91%	0.75%	to	2.60%	16.83%	to	19.05%
2005	24,383	$10.48	to	$13.50	$276,545	1.36%	0.75%	to	2.60%	2.87%	to	4.79%
2004	22,427	$10.58	to	$12.92	$245,414	1.17%	0.75%	to	2.60%	8.40%	to	10.38%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2008	72,902	$5.89	to	$11.12	$656,498	0.94%	0.75%	to	2.60%	-44.18%	to	-43.14%
2007	57,227	$12.58	to	$19.59	$922,587	0.87%	0.75%	to	2.60%	14.18%	to	16.41%
2006	39,889	$10.97	to	$16.87	$561,251	1.09%	0.75%	to	2.60%	8.54%	to	10.61%
2005	20,525	$11.89	to	$15.29	$267,908	0.04%	0.75%	to	2.60%	13.64%	to	15.83%
2004	3,777	$10.75	to	$13.24	$46,859	0.15%	0.75%	to	2.60%	12.23%	to	14.31%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Franklin Small Cap Value Securities Fund - Class 2
2008	611	$11.40	to	$11.94	$7,246	1.14%	0.75%	to	1.35%	-33.92%	to	-33.50%
2007	479	$17.21	to	$18.00	$8,548	0.71%	0.75%	to	1.35%	-3.75%	to	-3.14%
2006	304	$17.83	to	$18.63	$5,563	0.60%	0.75%	to	1.35%	15.42%	to	16.12%
2005	152	$15.41	to	$16.08	$2,400	0.59%	0.75%	to	1.35%	7.34%	to	7.94%
2004	69	$14.39	to	$14.94	$1,018	0.16%	0.75%	to	1.35%	22.57%	to	22.82%
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2008	17,268	$5.84	to	$12.76	$191,587	-	0.90%	to	2.60%	-47.80%	to	-46.90%
2007	20,249	$11.37	to	$24.03	$431,682	-	0.90%	to	2.60%	7.97%	to	9.88%
2006	21,366	$10.48	to	$22.11	$423,458	-	0.80%	to	2.60%	-0.88%	to	0.96%
2005	23,276	$10.58	to	$21.90	$465,921	-	0.80%	to	2.60%	4.46%	to	6.00%
2004	26,948	$18.17	to	$20.66	$517,639	-	0.80%	to	2.25%	16.85%	to	18.53%
ING AllianceBernstein Mid Cap Growth Portfolio -
Service 2 Class
2008	925	$5.95	to	$12.28	$8,864	-	1.40%	to	2.20%	-47.72%	to	-47.25%
2007	1,039	$11.38	to	$23.28	$18,868	-	1.40%	to	2.20%	8.28%	to	9.14%
2006	1,116	$10.51	to	$21.33	$18,807	-	1.40%	to	2.20%	-0.66%	to	0.19%
2005	986	$10.58	to	$21.29	$17,341	-	1.40%	to	2.20%	4.45%	to	5.14%
2004	680	$10.78	to	$20.25	$12,840	-	1.40%	to	2.10%	17.19%	to	17.66%
ING American Funds Asset Allocation Portfolio
2008	20,680	$7.13	to	$7.21	$148,369	(e)	0.95%	to	2.60%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING American Funds Bond Portfolio
2008	28,568	$8.77	to	$9.04	$252,168	(e)	0.75%	to	2.60%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds Growth Portfolio
2008	181,107	$5.72	to	$9.09	$1,544,265	0.86%	0.75%	to	2.60%	-45.73%	to	-44.72%
2007	156,541	$12.02	to	$16.46	$2,455,766	0.26%	0.75%	to	2.60%	8.83%	to	10.93%
2006	138,030	$10.99	to	$14.87	$1,979,019	0.18%	0.75%	to	2.60%	6.76%	to	8.77%
2005	113,508	$10.57	to	$13.69	$1,516,773	-	0.75%	to	2.60%	12.69%	to	14.48%
2004	72,179	$10.64	to	$11.96	$854,063	0.01%	0.95%	to	2.60%	9.04%	to	10.84%
ING American Funds Growth-Income Portfolio
2008	127,441	$6.36	to	$8.98	$1,074,885	1.56%	0.75%	to	2.60%	-39.84%	to	-38.66%
2007	114,229	$11.40	to	$14.67	$1,595,008	1.00%	0.75%	to	2.60%	1.81%	to	3.73%
2006	100,590	$11.15	to	$14.17	$1,374,118	0.69%	0.75%	to	2.60%	11.59%	to	13.72%
2005	84,695	$10.10	to	$12.48	$1,031,247	0.35%	0.75%	to	2.60%	2.55%	to	4.26%
2004	55,830	$10.60	to	$11.97	$661,150	0.16%	0.95%	to	2.60%	6.94%	to	8.72%
ING American Funds International Portfolio
2008	80,618	$5.75	to	$12.94	$953,776	1.98%	0.75%	to	2.60%	-43.93%	to	-42.92%
2007	72,838	$13.49	to	$22.71	$1,548,000	0.88%	0.75%	to	2.60%	16.30%	to	18.47%
2006	58,897	$11.54	to	$19.20	$1,078,309	0.71%	0.75%	to	2.60%	15.21%	to	17.53%
2005	43,010	$10.99	to	$16.38	$683,490	0.49%	0.75%	to	2.60%	17.83%	to	19.82%
2004	23,418	$11.16	to	$13.67	$316,864	0.22%	0.95%	to	2.60%	15.64%	to	17.45%
ING American Funds World Allocation Portfolio -
Service Class
2008	1,447	$9.05	to	$9.09	$13,128	(e)	1.00%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2008	22	$5.89	to	$5.95	$131	-	0.75%	to	1.35%	-39.71%	to	-39.35%
2007	25	$9.77	to	$9.81	$244	(d)	0.75%	to	1.35%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2008	12,227	$6.41	to	$8.22	$94,345	-	0.75%	to	2.60%	-40.61%	to	-39.55%
2007	11,875	$10.92	to	$13.69	$153,507	-	0.75%	to	2.60%	3.98%	to	5.97%
2006	11,782	$10.38	to	$12.92	$145,523	-	0.75%	to	2.60%	4.34%	to	6.25%
2005	12,937	$10.88	to	$12.16	$151,911	-	0.80%	to	2.60%	7.76%	to	9.39%
2004	1,738	$10.69	to	$11.08	$18,861	-	0.90%	to	2.25%	8.64%	to	10.03%
ING BlackRock Large Cap Value Portfolio - Service
Class
2008	3,077	$7.26	to	$9.62	$27,597	0.31%	0.90%	to	2.35%	-36.86%	to	-35.91%
2007	4,072	$11.46	to	$15.01	$57,552	0.41%	0.90%	to	2.60%	1.59%	to	3.33%
2006	5,107	$11.24	to	$14.53	$70,539	0.59%	0.80%	to	2.60%	13.51%	to	15.32%
2005	3,466	$10.53	to	$12.64	$42,124	-	0.80%	to	2.45%	2.92%	to	4.46%
2004	3,468	$11.64	to	$12.10	$40,913	0.27%	0.80%	to	2.25%	8.99%	to	10.53%
ING BlackRock Large Cap Value Portfolio - Service 2
Class
2008	220	$7.69	to	$11.21	$2,212	0.15%	1.40%	to	2.20%	-36.86%	to	-36.31%
2007	270	$12.18	to	$17.60	$4,303	0.23%	1.40%	to	2.20%	1.84%	to	2.62%
2006	291	$11.96	to	$17.15	$4,559	0.51%	1.40%	to	2.20%	13.69%	to	14.64%
2005	225	$10.52	to	$14.96	$3,132	-	1.40%	to	2.20%	2.92%	to	3.60%
2004	170	$10.63	to	$14.44	$2,421	0.19%	1.40%	to	2.10%	9.33%	to	9.81%
ING Evergreen Health Sciences Portfolio - Service
Class
2008	18,362	$6.98	to	$9.33	$164,749	0.14%	0.90%	to	2.60%	-30.52%	to	-29.35%
2007	16,047	$11.93	to	$13.21	$205,635	0.13%	0.80%	to	2.60%	5.72%	to	7.68%
2006	16,005	$11.22	to	$12.28	$192,226	-	0.80%	to	2.60%	10.88%	to	12.96%
2005	14,969	$10.26	to	$10.96	$160,600	0.01%	0.80%	to	2.60%	7.63%	to	9.37%
2004	2,972	$9.82	to	$9.94	$29,371	(a)	0.95%	to	2.60%		(a)
ING Evergreen Omega Portfolio - Service Class
2008	1,030	$8.12	to	$9.47	$8,916	0.14%	0.75%	to	2.55%	-29.38%	to	-28.09%
2007	701	$11.48	to	$13.17	$8,527	0.08%	0.75%	to	2.55%	8.85%	to	10.77%
2006	950	$10.53	to	$11.89	$10,532	-	0.75%	to	2.60%	2.84%	to	4.85%
2005	748	$10.22	to	$11.34	$7,994	-	0.75%	to	2.60%	1.72%	to	2.95%
2004	290	$10.42	to	$10.52	$3,037	(a)	0.95%	to	2.25%		(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Evergreen Omega Portfolio - Service 2 Class
2008	94	$8.13	to	$8.74	$802	-	1.40%	to	2.20%	-29.18%	to	-28.65%
2007	109	$11.48	to	$12.25	$1,301	-	1.40%	to	2.20%	9.02%	to	9.87%
2006	122	$10.53	to	$11.15	$1,331	-	1.40%	to	2.20%	3.03%	to	4.01%
2005	91	$10.22	to	$10.72	$961	-	1.40%	to	2.20%	1.63%	to	2.29%
2004	30	$10.43	to	$10.48	$317	(a)	1.40%	to	2.10%		(a)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2008	59,892	$6.23	to	$10.82	$581,082	0.72%	0.50%	to	2.60%	-40.75%	to	-39.42%
2007	65,165	$12.21	to	$17.86	$1,061,996	0.15%	0.50%	to	2.60%	11.47%	to	13.53%
2006	43,307	$10.93	to	$15.29	$627,079	-	0.80%	to	2.60%	9.06%	to	11.10%
2005	43,185	$10.18	to	$13.79	$569,837	-	0.80%	to	2.60%	14.35%	to	15.88%
2004	21,954	$11.22	to	$11.90	$252,365	0.13%	0.90%	to	2.25%	21.30%	to	22.93%
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
2008	2,176	$8.54	to	$13.02	$25,387	0.38%	1.40%	to	2.20%	-40.57%	to	-40.14%
2007	2,406	$14.37	to	$21.75	$47,072	0.01%	1.40%	to	2.20%	11.74%	to	12.69%
2006	2,079	$12.86	to	$19.30	$36,090	-	1.40%	to	2.20%	9.35%	to	10.22%
2005	1,777	$11.76	to	$17.51	$28,369	-	1.40%	to	2.20%	14.30%	to	15.12%
2004	666	$11.82	to	$15.21	$9,744	0.22%	1.40%	to	2.10%	21.57%	to	22.07%
ING Focus 5 Portfolio - Service Class
2008	22,447	$5.76	to	$6.42	$130,749	2.64%	0.75%	to	2.35%	-44.40%	to	-43.67%
2007	9,583	$10.36	to	$10.42	$99,541	(d)	1.00%	to	2.35%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING Franklin Income Portfolio - Service Class
2008	37,779	$7.10	to	$7.84	$288,417	3.41%	0.95%	to	2.60%	-31.12%	to	-29.89%
2007	31,117	$10.83	to	$11.20	$342,076	1.18%	0.95%	to	2.60%	-0.09%	to	1.64%
2006	14,383	$10.84	to	$11.02	$156,693	(c)	0.95%	to	2.60%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Income Portfolio - Service 2 Class
2008	770	$7.52	to	$7.68	$5,852	3.40%	1.40%	to	2.20%	-30.95% to -30.43%
2007	824	$10.89	to	$11.04	$9,020	1.27%	1.40%	to	2.20%	0.28% to 1.10%
2006	268	$10.86	to	$10.92	$2,916	(c)	1.40%	to	2.20%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Franklin Mutual Shares Portfolio - Service Class
2008	20,205	$6.38	to	$7.35	$146,314	3.71%	0.95%	to	2.60%	-39.44% to -38.34%
2007	16,820	$11.79	to	$11.92	$199,485	(d)	0.95%	to	2.60%	(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
2008	112,503	$5.97	to	$6.81	$684,019	0.13%	0.75%	to	2.60%	-37.36% to -36.31%
2007	54,307	$9.53	to	$9.64	$520,590	(d)	0.95%	to	2.60%	(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
ING Global Real Estate Portfolio - Service Class
2008	16,758	$5.69	to	$7.30	$118,550	-	0.75%	to	2.60%	-42.79% to -41.83%
2007	11,754	$11.74	to	$12.55	$145,395	3.55%	0.95%	to	2.60%	-9.70% to -8.19%
2006	5,601	$12.93	to	$13.67	$76,113	(c)	0.95%	to	2.60%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Global Real Estate Portfolio - Service 2 Class
2008	239	$7.03	to	$7.18	$1,695	-	1.40%	to	2.20%	-42.61% to -42.19%
2007	222	$12.25	to	$12.42	$2,736	3.30%	1.40%	to	2.20%	-9.46% to -8.68%
2006	133	$13.53	to	$13.60	$1,807	(c)	1.40%	to	2.20%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Resources Portfolio - Service Class
2008	23,618	$5.92	to	$30.99	$547,001	2.07%	0.80%	to	2.60%	-42.56%	to	-41.47%
2007	20,069	$14.96	to	$52.95	$828,047	0.01%	0.80%	to	2.60%	29.83%	to	32.18%
2006	16,489	$11.47	to	$40.06	$529,809	0.18%	0.80%	to	2.60%	18.24%	to	20.44%
2005	13,480	$13.27	to	$33.26	$373,920	0.72%	0.80%	to	2.60%	34.63%	to	36.65%
2004	8,900	$19.26	to	$24.34	$187,945	0.95%	0.80%	to	2.25%	4.05%	to	5.55%
ING Global Resources Portfolio - Service 2 Class
2008	1,367	$12.40	to	$19.08	$22,531	1.65%	1.40%	to	2.20%	-42.38%	to	-41.90%
2007	1,436	$21.52	to	$32.84	$41,169	-	1.40%	to	2.20%	30.19%	to	31.20%
2006	1,445	$16.53	to	$25.03	$31,781	0.10%	1.40%	to	2.20%	18.49%	to	19.47%
2005	1,203	$13.95	to	$20.95	$22,547	0.75%	1.40%	to	2.20%	34.72%	to	35.69%
2004	688	$10.54	to	$15.44	$10,201	1.36%	1.40%	to	2.10%	4.23%	to	4.75%
ING International Growth Opportunities Portfolio -
Service Class
2008	7,265	$6.79	to	$8.08	$53,169	1.16%	0.90%	to	2.35%	-53.49%	to	-52.78%
2007	9,113	$14.57	to	$17.11	$142,378	1.13%	0.90%	to	2.35%	15.70%	to	17.35%
2006	11,623	$12.58	to	$14.58	$155,944	1.62%	0.90%	to	2.35%	18.73%	to	20.50%
2005	14,319	$10.59	to	$12.10	$160,706	2.39%	0.90%	to	2.35%	8.06%	to	9.50%
2004	17,199	$9.80	to	$11.15	$177,640	0.92%	0.80%	to	2.25%	14.09%	to	15.78%
ING International Growth Opportunities Portfolio -
Service 2 Class
2008	460	$7.12	to	$10.19	$4,451	1.05%	1.40%	to	2.20%	-53.56%	to	-53.17%
2007	521	$15.33	to	$21.76	$10,823	1.02%	1.40%	to	2.20%	15.70%	to	16.61%
2006	584	$13.25	to	$18.66	$10,449	1.54%	1.40%	to	2.20%	18.73%	to	19.77%
2005	673	$11.16	to	$15.58	$10,090	2.55%	1.40%	to	2.20%	8.00%	to	8.72%
2004	646	$11.37	to	$14.33	$9,037	1.23%	1.40%	to	2.10%	14.35%	to	14.92%
ING Janus Contrarian Portfolio - Service Class
2008	48,636	$5.19	to	$9.72	$407,973	0.63%	0.90%	to	2.60%	-50.31%	to	-49.44%
2007	46,762	$14.17	to	$19.24	$784,615	-	0.90%	to	2.60%	17.74%	to	19.78%
2006	10,578	$11.99	to	$16.07	$149,666	0.42%	0.90%	to	2.60%	19.84%	to	22.00%
2005	6,969	$11.34	to	$13.19	$81,462	0.06%	0.90%	to	2.60%	12.73%	to	14.58%
2004	6,384	$10.03	to	$11.52	$65,678	-	0.90%	to	2.55%	14.50%	to	16.05%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Janus Contrarian Portfolio - Service 2 Class
2008	1,646	$8.18	to	$13.56	$18,745	0.42%	1.40%	to	2.20%	-50.18%	to	-49.78%
2007	1,722	$16.42	to	$27.00	$39,413	-	1.40%	to	2.20%	18.13%	to	19.10%
2006	370	$13.90	to	$22.67	$7,234	0.34%	1.40%	to	2.20%	20.14%	to	21.10%
2005	225	$11.57	to	$18.72	$3,755	0.07%	1.40%	to	2.20%	13.00%	to	13.80%
2004	136	$11.31	to	$16.45	$2,177	-	1.40%	to	2.10%	14.73%	to	15.28%
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
2008	1,298	$11.95	to	$18.85	$20,686	2.26%	1.40%	to	2.20%	-52.41%	to	-52.04%
2007	1,430	$25.11	to	$39.30	$47,813	0.89%	1.40%	to	2.20%	35.15%	to	36.32%
2006	1,436	$18.58	to	$28.83	$35,277	0.49%	1.40%	to	2.20%	32.71%	to	33.78%
2005	1,054	$14.00	to	$21.55	$19,778	0.08%	1.40%	to	2.20%	31.71%	to	32.62%
2004	467	$11.10	to	$16.25	$7,217	0.63%	1.40%	to	2.10%	15.52%	to	16.07%
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2008	35,629	$4.91	to	$13.05	$414,868	2.61%	0.75%	to	2.60%	-52.55%	to	-51.67%
2007	35,157	$18.01	to	$27.00	$867,350	0.89%	0.80%	to	2.60%	34.89%	to	37.40%
2006	27,668	$13.29	to	$19.65	$502,767	0.50%	0.80%	to	2.60%	32.26%	to	34.68%
2005	22,412	$13.00	to	$14.59	$305,326	0.07%	0.80%	to	2.60%	31.85%	to	33.73%
2004	14,735	$9.86	to	$10.91	$151,706	0.38%	0.80%	to	2.25%	15.05%	to	16.81%
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2008	13,007	$7.38	to	$10.58	$126,323	0.47%	0.80%	to	2.60%	-31.75%	to	-30.53%
2007	16,728	$10.76	to	$15.37	$236,387	0.13%	0.80%	to	2.60%	-4.25%	to	-2.50%
2006	16,274	$11.18	to	$15.92	$239,483	-	0.80%	to	2.60%	13.63%	to	15.74%
2005	13,753	$10.36	to	$13.89	$177,486	-	0.80%	to	2.60%	-13.35%	to	1.91%
2004	11,640		$13.63		$158,627	-	0.80%	to	2.60%	23.68%	to	33.89%
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
2008	2,792	$7.74	to	$12.15	$30,008	0.28%	1.40%	to	2.20%	-31.56%	to	-31.04%
2007	3,257	$11.31	to	$17.62	$50,959	-	1.40%	to	2.20%	-4.07%	to	-3.24%
2006	3,320	$11.79	to	$18.21	$54,102	-	1.40%	to	2.20%	13.91%	to	14.82%
2005	3,144	$10.35	to	$15.86	$45,409	-	1.40%	to	2.20%	1.34%	to	2.12%
2004	2,183	$11.93	to	$15.53	$32,610	-	1.40%	to	2.10%	23.45%	to	24.04%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Value Opportunities Portfolio - Service
Class
2008	2,511	$6.67	to	$7.44	$18,224	2.81%	0.95%	to	2.60%	-41.09%	to	-40.08%
2007	3,402	$11.27	to	$12.42	$41,470	1.38%	0.95%	to	2.60%	-3.73%	to	-2.13%
2006	5,579	$11.65	to	$12.69	$69,946	0.29%	0.95%	to	2.60%	16.95%	to	18.93%
2005	3,843	$10.55	to	$10.67	$40,813	(b)	0.95%	to	2.60%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Value Opportunities Portfolio - Service 2
Class
2008	96	$7.08	to	$7.29	$690	2.28%	1.40%	to	2.20%	-40.85%	to	-40.39%
2007	138	$11.97	to	$12.23	$1,674	1.36%	1.40%	to	2.20%	-3.47%	to	-2.70%
2006	137	$12.40	to	$12.57	$1,710	0.61%	1.40%	to	2.20%	17.31%	to	18.25%
2005	81	$10.57	to	$10.63	$864	(b)	1.40%	to	2.20%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Julius Baer Foreign Portfolio - Service Class
2008	45,525	$5.66	to	$12.36	$499,269	-	0.80%	to	2.60%	-45.12%	to	-44.08%
2007	45,509	$13.89	to	$22.32	$908,393	0.08%	0.80%	to	2.60%	13.41%	to	15.51%
2006	36,012	$12.18	to	$19.50	$630,618	-	0.80%	to	2.60%	25.82%	to	28.14%
2005	25,762	$11.80	to	$15.36	$356,543	0.07%	0.80%	to	2.60%	12.41%	to	14.30%
2004	15,131	$11.44	to	$13.55	$185,592	0.11%	0.90%	to	2.60%	14.85%	to	16.87%
ING Julius Baer Foreign Portfolio - Service 2 Class
2008	3,270	$9.31	to	$13.44	$38,955	-	1.40%	to	2.20%	-44.98%	to	-44.49%
2007	3,447	$16.92	to	$24.21	$74,247	-	1.40%	to	2.20%	13.71%	to	14.58%
2006	3,419	$14.88	to	$21.13	$64,469	-	1.40%	to	2.20%	26.21%	to	27.29%
2005	2,592	$11.79	to	$16.60	$39,182	0.03%	1.40%	to	2.20%	12.64%	to	13.54%
2004	1,245	$11.47	to	$14.62	$17,516	0.03%	1.40%	to	2.10%	15.58%	to	16.04%
ING Legg Mason Value Portfolio - Service Class
2008	30,333	$3.88	to	$5.33	$127,052	0.02%	0.75%	to	2.60%	-56.65%	to	-55.79%
2007	36,876	$8.94	to	$12.18	$352,697	-	0.75%	to	2.60%	-8.40%	to	-6.71%
2006	40,578	$9.76	to	$13.19	$419,720	-	0.75%	to	2.60%	3.75%	to	5.71%
2005	40,447	$9.40	to	$12.60	$399,134	-	0.75%	to	2.60%	3.24%	to	5.12%
2004	30,531	$9.10	to	$12.10	$288,326	0.14%	0.90%	to	2.60%	10.98%	to	12.82%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Legg Mason Value Portfolio - Service 2 Class
2008	1,822	$4.42	to	$5.84	$9,708	-	1.40%	to	2.20%	-56.54%	to	-56.12%
2007	2,078	$10.17	to	$13.31	$25,414	-	1.40%	to	2.20%	-8.21%	to	-7.44%
2006	2,257	$11.08	to	$14.38	$29,989	-	1.40%	to	2.20%	4.04%	to	4.89%
2005	2,121	$10.65	to	$13.71	$27,151	-	1.40%	to	2.20%	3.59%	to	4.34%
2004	1,086	$11.15	to	$13.14	$13,915	0.20%	1.40%	to	2.10%	11.58%	to	12.03%
ING LifeStyle Aggressive Growth Portfolio - Service
Class
2008	94,608	$6.01	to	$8.32	$750,652	1.74%	0.95%	to	2.60%	-43.33%	to	-42.34%
2007	95,413	$11.58	to	$14.43	$1,325,896	0.60%	0.95%	to	2.60%	0.59%	to	2.27%
2006	82,802	$11.48	to	$14.11	$1,135,564	0.15%	0.95%	to	2.60%	15.00%	to	17.00%
2005	56,804	$10.82	to	$12.06	$672,396	0.08%	0.95%	to	2.60%	5.01%	to	6.73%
2004	19,102	$11.17	to	$11.30	$214,566	(a)	0.95%	to	2.60%		(a)
ING LifeStyle Aggressive Growth Portfolio - Service 2
Class
2008	342	$7.97	to	$8.21	$2,764	1.55%	1.40%	to	2.20%	-43.15%	to	-42.67%
2007	305	$14.02	to	$14.32	$4,328	0.50%	1.40%	to	2.20%	0.86%	to	1.63%
2006	181	$13.90	to	$14.09	$2,529	(c)	1.40%	to	2.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING LifeStyle Conservative Portfolio - Service Class
2008	16,100	$7.92	to	$7.97	$127,834	(e)	1.00%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING LifeStyle Growth Portfolio - Service Class
2008	352,343	$6.46	to	$8.74	$2,923,992	1.78%	0.95%	to	2.60%	-38.23%	to	-37.21%
2007	289,602	$11.44	to	$13.92	$3,874,407	0.92%	0.95%	to	2.60%	1.16%	to	2.96%
2006	207,051	$11.25	to	$13.52	$2,719,322	0.48%	0.95%	to	2.60%	12.43%	to	14.30%
2005	118,288	$10.67	to	$11.83	$1,373,807	0.33%	0.95%	to	2.60%	4.07%	to	5.82%
2004	42,766	$11.05	to	$11.18	$475,452	(a)	0.95%	to	2.60%		(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING LifeStyle Growth Portfolio - Service 2 Class
2008	1,132	$8.33	to	$8.58	$9,573	1.60%	1.40%	to	2.20%	-38.11%	to	-37.65%
2007	903	$13.46	to	$13.76	$12,286	1.12%	1.40%	to	2.20%	1.43%	to	2.23%
2006	621	$13.27	to	$13.46	$8,291	(c)	1.40%	to	2.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING LifeStyle Moderate Growth Portfolio - Service
Class
2008	281,018	$6.90	to	$9.10	$2,432,730	2.09%	0.95%	to	2.60%	-33.36%	to	-32.19%
2007	228,517	$11.37	to	$13.42	$2,953,955	1.21%	0.95%	to	2.60%	1.94%	to	3.63%
2006	169,362	$11.09	to	$12.95	$2,131,406	0.85%	0.95%	to	2.60%	10.44%	to	12.32%
2005	109,586	$10.52	to	$11.53	$1,239,629	0.62%	0.95%	to	2.60%	3.03%	to	4.82%
2004	41,489	$10.88	to	$11.00	$453,877	(a)	0.95%	to	2.60%		(a)
ING LifeStyle Moderate Growth Portfolio - Service 2
Class
2008	1,272	$8.64	to	$8.90	$11,153	2.00%	1.40%	to	2.20%	-33.18%	to	-32.65%
2007	1,247	$12.93	to	$13.22	$16,308	1.24%	1.40%	to	2.20%	2.13%	to	3.04%
2006	407	$12.66	to	$12.83	$5,180	(c)	1.40%	to	2.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING LifeStyle Moderate Portfolio - Service Class
2008	154,557	$7.40	to	$9.54	$1,401,406	2.14%	0.95%	to	2.60%	-27.90%	to	-26.67%
2007	102,978	$11.24	to	$13.01	$1,290,614	1.49%	0.95%	to	2.60%	2.26%	to	4.00%
2006	74,241	$10.93	to	$12.51	$903,677	1.07%	0.95%	to	2.60%	8.53%	to	10.41%
2005	46,302	$10.43	to	$11.33	$515,732	0.84%	0.95%	to	2.60%	2.61%	to	4.33%
2004	19,609	$10.74	to	$10.86	$211,827	(a)	0.95%	to	2.60%		(a)
ING LifeStyle Moderate Portfolio - Service 2 Class
2008	1,235	$9.03	to	$9.30	$11,314	2.40%	1.40%	to	2.20%	-27.70%	to	-27.17%
2007	1,078	$12.49	to	$12.77	$13,609	1.56%	1.40%	to	2.20%	2.38%	to	3.32%
2006	629	$12.20	to	$12.36	$7,718	(c)	1.40%	to	2.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Limited Maturity Bond Portfolio - Service Class
2008	6,346	$9.94	to	$25.73	$130,395	6.53%	0.50%	to	2.25%	-2.48%	to	-0.73%
2007	8,412	$10.17	to	$25.92	$176,466	1.99%	0.50%	to	2.25%	3.35%	to	5.24%
2006	10,711	$18.26	to	$24.63	$216,291	3.51%	0.50%	to	2.25%	1.53%	to	3.31%
2005	13,640	$17.66	to	$23.84	$269,644	4.59%	0.50%	to	2.25%	-0.67%	to	1.10%
2004	18,084	$17.78	to	$23.58	$357,305	4.19%	0.50%	to	2.25%	-0.89%	to	0.90%
ING Liquid Assets Portfolio - Service Class
2008	150,409	$10.01	to	$19.49	$2,331,467	2.26%	0.75%	to	2.60%	-0.19%	to	1.67%
2007	68,096	$10.32	to	$19.17	$1,050,018	4.98%	0.75%	to	2.60%	2.18%	to	4.18%
2006	46,163	$10.10	to	$18.40	$710,117	5.15%	0.75%	to	2.60%	1.92%	to	3.84%
2005	38,622	$9.89	to	$17.72	$582,359	3.06%	0.75%	to	2.60%	0.15%	to	2.01%
2004	41,260	$9.83	to	$17.37	$618,281	1.05%	0.75%	to	2.60%	-1.66%	to	0.17%
ING Liquid Assets Portfolio - Service 2 Class
2008	5,349	$10.40	to	$10.70	$56,288	2.09%	1.40%	to	2.20%	0.10%	to	0.85%
2007	2,311	$10.36	to	$10.64	$24,213	4.67%	1.40%	to	2.20%	2.44%	to	3.31%
2006	1,518	$10.07	to	$10.34	$15,430	4.99%	1.40%	to	2.20%	2.29%	to	3.11%
2005	1,143	$9.81	to	$10.08	$11,307	3.20%	1.40%	to	2.20%	0.40%	to	1.22%
2004	970	$9.74	to	$9.91	$9,497	1.14%	1.40%	to	2.10%	-1.12%	to	-0.61%
ING Lord Abbett Affiliated Portfolio - Service Class
2008	6,883	$7.23	to	$9.55	$58,611	2.38%	0.90%	to	2.60%	-38.24%	to	-37.15%
2007	8,922	$11.58	to	$15.21	$122,006	1.66%	0.90%	to	2.60%	1.44%	to	3.19%
2006	11,650	$11.28	to	$14.74	$155,652	0.80%	0.90%	to	2.60%	14.60%	to	16.57%
2005	10,892	$10.40	to	$12.66	$126,090	1.17%	0.90%	to	2.55%	2.87%	to	4.54%
2004	13,023	$10.85	to	$12.11	$145,322	0.65%	0.90%	to	2.55%	7.43%	to	9.01%
ING Lord Abbett Affiliated Portfolio - Service 2 Class
2008	200	$7.53	to	$10.51	$1,892	2.29%	1.40%	to	2.20%	-38.02%	to	-37.55%
2007	225	$12.15	to	$16.83	$3,428	1.63%	1.40%	to	2.20%	1.76%	to	2.56%
2006	245	$11.94	to	$16.41	$3,685	0.83%	1.40%	to	2.20%	14.70%	to	15.73%
2005	208	$10.41	to	$14.18	$2,804	1.27%	1.40%	to	2.20%	3.15%	to	3.89%
2004	144	$10.46	to	$13.65	$1,920	0.82%	1.40%	to	2.10%	7.66%	to	8.25%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico Growth Portfolio - Service Class
2008	37,553	$6.17	to	$12.13	$397,436	0.52%	0.80%	to	2.60%	-41.84%	to	-40.80%
2007	41,695	$12.20	to	$20.49	$758,194	-	0.80%	to	2.60%	11.21%	to	13.20%
2006	44,891	$10.86	to	$18.69	$732,265	-	0.50%	to	2.60%	2.22%	to	4.41%
2005	51,436	$10.77	to	$17.90	$818,414	-	0.50%	to	2.60%	6.08%	to	8.35%
2004	54,430	$11.02	to	$16.52	$813,432	-	0.50%	to	2.60%	9.95%	to	11.92%
ING Marsico Growth Portfolio - Service 2 Class
2008	1,535	$7.17	to	$10.36	$14,277	0.32%	1.40%	to	2.20%	-41.75%	to	-41.24%
2007	1,666	$12.31	to	$17.63	$26,446	-	1.40%	to	2.20%	11.50%	to	12.44%
2006	1,736	$11.04	to	$15.68	$24,784	-	1.40%	to	2.20%	2.51%	to	3.29%
2005	1,600	$10.77	to	$15.18	$22,546	-	1.40%	to	2.20%	6.47%	to	7.20%
2004	1,088	$10.98	to	$14.16	$15,095	-	1.40%	to	2.10%	10.23%	to	10.72%
ING Marsico International Opportunities Portfolio -
Service Class
2008	18,200	$5.23	to	$9.16	$160,191	1.13%	0.75%	to	2.60%	-50.83%	to	-49.95%
2007	16,499	$14.26	to	$18.30	$294,956	0.87%	0.90%	to	2.60%	17.41%	to	19.53%
2006	11,871	$12.08	to	$15.31	$179,220	0.03%	0.90%	to	2.60%	20.78%	to	22.89%
2005	10,005	$12.32	to	$12.46	$123,938	(b)	0.90%	to	2.60%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING MFS Total Return Portfolio - Service Class
2008	38,189	$7.77	to	$24.27	$740,739	5.93%	0.50%	to	2.60%	-24.37%	to	-22.73%
2007	43,202	$10.21	to	$31.41	$1,114,781	2.83%	0.50%	to	2.60%	1.28%	to	3.49%
2006	48,171	$11.08	to	$30.35	$1,227,770	2.28%	0.50%	to	2.60%	9.10%	to	11.38%
2005	53,957	$10.15	to	$27.25	$1,266,332	2.23%	0.50%	to	2.60%	0.19%	to	2.37%
2004	54,357	$10.75	to	$26.62	$1,280,878	1.88%	0.50%	to	2.60%	8.30%	to	10.59%
ING MFS Total Return Portfolio - Service 2 Class
2008	3,225	$8.55	to	$11.03	$32,705	5.67%	1.40%	to	2.20%	-24.13%	to	-23.51%
2007	3,710	$11.27	to	$14.42	$49,366	2.89%	1.40%	to	2.20%	1.53%	to	2.35%
2006	4,025	$11.10	to	$14.09	$52,787	2.19%	1.40%	to	2.20%	9.36%	to	10.25%
2005	4,017	$10.15	to	$12.78	$48,425	2.28%	1.40%	to	2.20%	0.47%	to	1.27%
2004	2,842	$10.70	to	$12.62	$35,147	2.53%	1.40%	to	2.10%	8.99%	to	9.45%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Utilities Portfolio - Service Class
2008	31,245	$6.19	to	$11.55	$347,825	3.74%	0.75%	to	2.60%	-39.34%	to	-38.27%
2007	27,331	$15.42	to	$18.71	$499,704	0.74%	0.80%	to	2.60%	24.10%	to	26.38%
2006	18,136	$12.35	to	$14.82	$264,982	0.08%	0.80%	to	2.60%	27.43%	to	29.83%
2005	13,290	$10.19	to	$11.44	$151,085	(b)	0.80%	to	2.60%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Multi-Manager International Small Cap Portfolio -
Class S
2008	494	$5.31	to	$5.36	$2,636	(e)	0.95%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Oppenheimer Active Asset Allocation Portfolio -
Service Class
2008	412	$8.41	to	$8.45	$3,471	(e)	1.15%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Oppenheimer Main Street Portfolio® - Service Class
2008	13,533	$6.46	to	$16.32	$195,464	2.54%	0.90%	to	2.60%	-40.24%	to	-39.26%
2007	15,714	$11.63	to	$27.22	$379,304	0.99%	0.80%	to	2.60%	1.54%	to	3.42%
2006	18,452	$11.35	to	$26.32	$435,688	1.03%	0.80%	to	2.60%	11.96%	to	13.99%
2005	21,352	$10.44	to	$23.09	$447,401	0.92%	0.80%	to	2.60%	3.05%	to	4.91%
2004	24,115	$10.85	to	$22.01	$487,638	0.79%	0.80%	to	2.55%	10.00%	to	11.95%
ING Oppenheimer Main Street Portfolio® - Service 2
Class
2008	298	$7.14	to	$9.66	$2,633	2.30%	1.40%	to	2.20%	-40.10%	to	-39.66%
2007	330	$11.92	to	$16.01	$4,861	0.94%	1.40%	to	2.20%	1.79%	to	2.63%
2006	356	$11.71	to	$15.60	$5,158	1.06%	1.40%	to	2.20%	12.27%	to	13.21%
2005	336	$10.43	to	$13.78	$4,350	0.91%	1.40%	to	2.20%	3.36%	to	4.08%
2004	219	$10.73	to	$13.24	$2,848	1.04%	1.40%	to	2.10%	10.64%	to	11.08%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO Core Bond Portfolio - Service Class
2008	146,635	$10.05	to	$17.10	$2,112,274	3.67%	0.75%	to	2.60%	1.54%	to	3.45%
2007	67,225	$10.85	to	$16.53	$963,329	2.80%	0.75%	to	2.60%	6.15%	to	8.18%
2006	46,467	$10.19	to	$15.28	$629,159	2.44%	0.75%	to	2.60%	1.66%	to	3.54%
2005	46,819	$10.01	to	$14.76	$619,526	3.52%	0.75%	to	2.60%	-0.19%	to	1.72%
2004	44,134	$10.26	to	$14.51	$581,595	2.76%	0.75%	to	2.60%	2.21%	to	4.09%
ING PIMCO Core Bond Portfolio - Service 2 Class
2008	5,145	$11.03	to	$12.46	$61,403	3.17%	1.40%	to	2.20%	1.66%	to	2.64%
2007	4,084	$10.85	to	$12.14	$47,659	3.23%	1.40%	to	2.20%	6.37%	to	7.24%
2006	3,836	$10.20	to	$11.32	$41,970	2.47%	1.40%	to	2.20%	2.00%	to	2.82%
2005	3,333	$10.00	to	$11.01	$35,739	3.46%	1.40%	to	2.20%	0.20%	to	0.82%
2004	2,587	$10.03	to	$10.92	$27,855	3.26%	1.40%	to	2.10%	2.95%	to	3.31%
ING PIMCO High Yield Portfolio - Service Class
2008	35,884	$7.65	to	$9.76	$326,164	8.81%	0.50%	to	2.60%	-24.50%	to	-22.89%
2007	48,061	$10.74	to	$12.70	$574,507	6.90%	0.50%	to	2.60%	0.17%	to	2.37%
2006	54,855	$10.86	to	$12.45	$649,202	6.60%	0.50%	to	2.60%	6.14%	to	8.41%
2005	56,422	$10.21	to	$11.52	$624,247	6.59%	0.50%	to	2.60%	1.58%	to	3.76%
2004	60,645	$10.73	to	$11.13	$654,861	(a)	0.50%	to	2.60%		(a)
ING Pioneer Fund Portfolio - Service Class
2008	5,490	$6.83	to	$8.63	$45,727	2.81%	0.75%	to	2.60%	-36.39%	to	-35.26%
2007	6,910	$11.59	to	$13.33	$89,772	1.01%	0.75%	to	2.60%	2.26%	to	4.30%
2006	7,815	$12.39	to	$12.78	$98,275	-	0.75%	to	2.60%	13.77%	to	15.87%
2005	7,507	$10.89	to	$11.03	$82,253	(b)	0.75%	to	2.60%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Pioneer Mid Cap Value Portfolio - Service Class
2008	60,375	$6.88	to	$8.48	$494,199	1.66%	0.75%	to	2.60%	-34.81%	to	-33.65%
2007	52,138	$11.64	to	$12.78	$648,885	0.53%	0.75%	to	2.60%	2.70%	to	4.75%
2006	52,297	$11.19	to	$12.20	$627,662	0.19%	0.75%	to	2.60%	9.44%	to	11.52%
2005	54,549	$10.04	to	$10.94	$592,996	(b)	0.75%	to	2.60%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2008	75,307	$7.26	to	$39.50	$1,962,032	4.41%	0.75%	to	2.60%	-29.40%	to	-28.10%
2007	70,829	$10.22	to	$54.94	$2,706,874	1.81%	0.80%	to	2.60%	1.64%	to	3.56%
2006	65,649	$11.17	to	$53.05	$2,587,523	1.18%	0.80%	to	2.60%	11.64%	to	13.72%
2005	59,970	$10.68	to	$46.65	$2,239,487	1.30%	0.80%	to	2.60%	5.33%	to	6.87%
2004	49,150	$34.53	to	$43.65	$1,866,804	1.12%	0.80%	to	2.25%	13.96%	to	15.69%
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
2008	6,234	$8.62	to	$12.44	$69,529	3.87%	1.40%	to	2.20%	-29.23%	to	-28.63%
2007	7,127	$12.18	to	$17.43	$111,811	1.70%	1.40%	to	2.20%	1.92%	to	2.77%
2006	7,567	$11.95	to	$16.96	$115,607	1.16%	1.40%	to	2.20%	12.00%	to	12.92%
2005	6,643	$10.67	to	$15.02	$91,512	1.33%	1.40%	to	2.20%	5.34%	to	6.08%
2004	4,029	$11.24	to	$14.16	$55,427	1.53%	1.40%	to	2.10%	14.27%	to	14.84%
ING T. Rowe Price Equity Income Portfolio - Service
Class
2008	28,972	$6.65	to	$26.53	$553,960	4.20%	0.50%	to	2.60%	-37.39%	to	-36.01%
2007	30,810	$11.55	to	$41.46	$945,504	1.39%	0.50%	to	2.60%	0.39%	to	2.52%
2006	33,077	$12.03	to	$40.44	$1,025,488	1.30%	0.50%	to	2.60%	15.98%	to	18.52%
2005	34,766	$10.34	to	$34.12	$940,116	1.16%	0.50%	to	2.60%	1.18%	to	3.39%
2004	33,622	$11.01	to	$33.00	$916,190	0.96%	0.50%	to	2.60%	12.27%	to	14.31%
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
2008	2,064	$7.60	to	$10.56	$20,160	3.93%	1.40%	to	2.20%	-37.24%	to	-36.69%
2007	2,243	$12.11	to	$16.68	$34,714	1.32%	1.40%	to	2.20%	0.67%	to	1.52%
2006	2,374	$12.03	to	$16.43	$36,444	1.32%	1.40%	to	2.20%	16.34%	to	17.27%
2005	2,369	$10.34	to	$14.01	$31,279	1.12%	1.40%	to	2.20%	1.62%	to	2.26%
2004	1,728	$11.12	to	$13.70	$23,091	1.17%	1.40%	to	2.10%	12.45%	to	13.04%
ING Templeton Global Growth Portfolio - Service Class
2008	16,433	$6.13	to	$17.52	$234,440	1.02%	0.80%	to	2.60%	-41.26%	to	-40.14%
2007	18,291	$11.69	to	$30.60	$448,072	1.03%	0.50%	to	2.60%	-0.30%	to	1.90%
2006	18,750	$11.67	to	$30.03	$466,167	0.89%	0.50%	to	2.60%	19.00%	to	21.33%
2005	17,674	$11.00	to	$24.75	$373,570	0.70%	0.50%	to	2.40%	7.40%	to	9.32%
2004	19,426	$18.24	to	$22.64	$383,093	0.47%	0.50%	to	2.25%	8.44%	to	10.39%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Global Growth Portfolio - Service 2
Class
2008	357	$7.72	to	$11.69	$3,738	0.71%	1.40%	to	2.20%	-41.07%	to	-40.60%
2007	464	$13.10	to	$19.68	$8,169	0.90%	1.40%	to	2.20%	0.00%	to	0.87%
2006	481	$13.10	to	$19.51	$8,479	0.84%	1.40%	to	2.20%	19.09%	to	20.06%
2005	429	$11.00	to	$16.25	$6,469	0.75%	1.40%	to	2.20%	7.47%	to	8.20%
2004	328	$10.71	to	$15.02	$4,767	0.79%	1.40%	to	2.10%	8.63%	to	9.16%
ING Van Kampen Capital Growth Portfolio - Service
Class
2008	16,083	$5.33	to	$7.88	$110,837	0.06%	0.75%	to	2.60%	-50.63%	to	-49.79%
2007	3,923	$13.09	to	$15.70	$54,233	-	0.90%	to	2.60%	18.10%	to	20.20%
2006	4,859	$10.97	to	$13.07	$56,357	-	0.80%	to	2.60%	1.44%	to	3.17%
2005	5,371	$11.09	to	$12.68	$60,887	0.30%	0.80%	to	2.60%	12.47%	to	13.98%
2004	4,030	$9.86	to	$10.23	$40,329	-	0.90%	to	2.25%	4.89%	to	6.34%
ING Van Kampen Capital Growth Portfolio - Service 2
Class
2008	1	$8.34	to	$8.39	$12	-	1.75%	to	1.85%	-50.30%	to	-50.27%
2007	890	$13.72	to	$17.19	$14,455	-	1.40%	to	2.20%	18.28%	to	19.38%
2006	980	$11.60	to	$14.40	$13,405	-	1.40%	to	2.20%	1.67%	to	2.42%
2005	949	$11.41	to	$14.06	$12,815	0.24%	1.40%	to	2.20%	12.61%	to	13.39%
2004	808	$10.55	to	$12.40	$9,811	-	1.40%	to	2.10%	5.05%	to	5.53%
ING Van Kampen Global Franchise Portfolio - Service
Class
2008	18,444	$7.11	to	$12.74	$215,647	1.99%	0.80%	to	2.60%	-30.39%	to	-29.14%
2007	20,324	$12.28	to	$17.98	$339,631	-	0.80%	to	2.60%	6.81%	to	8.84%
2006	19,786	$11.43	to	$16.52	$308,178	1.62%	0.80%	to	2.60%	18.18%	to	20.32%
2005	16,288	$10.56	to	$13.73	$213,710	0.22%	0.80%	to	2.60%	8.87%	to	10.46%
2004	9,665	$11.95	to	$12.43	$117,208	-	0.80%	to	2.25%	10.14%	to	11.78%
ING Van Kampen Global Franchise Portfolio - Service 2
Class
2008	4,476	$9.83	to	$13.05	$53,281	1.77%	1.40%	to	2.20%	-30.23%	to	-29.65%
2007	5,104	$14.09	to	$18.55	$86,794	-	1.40%	to	2.20%	7.15%	to	8.04%
2006	5,309	$13.15	to	$17.17	$84,046	1.67%	1.40%	to	2.20%	18.47%	to	19.44%
2005	4,920	$11.10	to	$14.38	$66,237	0.14%	1.40%	to	2.20%	8.82%	to	9.69%
2004	3,118	$10.89	to	$13.11	$39,831	-	1.40%	to	2.10%	10.47%	to	10.92%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Global Tactical Asset Allocation
Portfolio - Service Class
2008	318	$8.54	to	$8.58	$2,725	(e)	1.15%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Van Kampen Growth and Income Portfolio -
Service Class
2008	21,955	$6.85	to	$24.84	$428,956	3.75%	0.50%	to	2.60%	-34.00%	to	-32.55%
2007	24,948	$11.42	to	$36.83	$739,205	1.52%	0.50%	to	2.60%	-0.08%	to	2.08%
2006	28,474	$11.39	to	$36.08	$851,385	1.15%	0.50%	to	2.60%	13.07%	to	15.42%
2005	29,601	$10.97	to	$31.26	$791,655	1.01%	0.50%	to	2.55%	7.61%	to	9.53%
2004	30,700	$23.39	to	$28.54	$772,796	0.96%	0.50%	to	2.25%	11.54%	to	13.52%
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
2008	4,227	$8.23	to	$11.55	$44,662	3.49%	1.40%	to	2.20%	-33.84%	to	-33.24%
2007	4,845	$12.44	to	$17.30	$77,095	1.37%	1.40%	to	2.20%	0.16%	to	0.99%
2006	5,087	$12.42	to	$17.13	$80,594	1.05%	1.40%	to	2.20%	13.32%	to	14.20%
2005	4,997	$10.96	to	$15.00	$70,383	1.00%	1.40%	to	2.20%	7.63%	to	8.32%
2004	3,963	$11.01	to	$13.85	$53,331	1.39%	1.40%	to	2.10%	11.84%	to	12.33%
ING Van Kampen Real Estate Portfolio - Service Class
2008	8,954	$5.97	to	$47.60	$270,838	1.26%	0.50%	to	2.60%	-40.10%	to	-38.82%
2007	11,227	$9.92	to	$77.80	$578,834	1.18%	0.50%	to	2.60%	-19.87%	to	-18.16%
2006	14,683	$12.29	to	$95.06	$970,402	1.16%	0.50%	to	2.60%	34.09%	to	36.95%
2005	13,345	$11.63	to	$69.41	$683,995	1.06%	0.50%	to	2.60%	13.76%	to	16.21%
2004	11,459	$13.59	to	$59.73	$557,477	1.55%	0.50%	to	2.60%	34.69%	to	37.06%
ING Van Kampen Real Estate Portfolio - Service 2 Class
2008	1,378	$7.54	to	$13.51	$15,856	1.08%	1.40%	to	2.20%	-39.97%	to	-39.44%
2007	1,592	$12.56	to	$22.31	$30,569	1.05%	1.40%	to	2.20%	-19.69%	to	-19.02%
2006	1,706	$15.64	to	$27.55	$40,981	1.18%	1.40%	to	2.20%	34.36%	to	35.51%
2005	1,604	$11.64	to	$20.33	$28,990	1.02%	1.40%	to	2.20%	14.13%	to	14.92%
2004	1,043	$12.60	to	$17.69	$17,799	1.90%	1.40%	to	2.10%	35.03%	to	35.76%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Index Plus International Equity Portfolio -
Service Class
2008	2,429	$5.93	to	$7.64	$17,249	6.05%	0.75%	to	2.60%	-45.28%	to	-44.22%
2007	3,153	$10.77	to	$13.71	$41,029	-	0.75%	to	2.60%	5.33%	to	7.40%
2006	2,596	$10.91	to	$12.80	$32,572	1.87%	0.75%	to	2.60%	22.00%	to	23.81%
2005	23	$10.32	to	$10.33	$240	(b)	0.95%	to	2.35%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING VP Index Plus International Equity Portfolio -
Service 2 Class
2008	39	$7.22	to	$7.40	$284	4.98%	1.40%	to	2.20%	-45.14%	to	-44.73%
2007	60	$13.16	to	$13.39	$800	-	1.40%	to	2.20%	5.62%	to	6.52%
2006	55	$12.46	to	$12.57	$688	(c)	1.40%	to	2.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2008	924	$6.95	to	$7.33	$6,594	0.84%	0.90%	to	2.35%	-34.33%	to	-33.36%
2007	1,325	$10.43	to	$11.00	$14,310	-	0.90%	to	2.35%	-6.00%	to	-4.51%
2006	2,157	$10.94	to	$11.52	$24,614	0.54%	0.90%	to	2.60%	16.79%	to	17.90%
2005	7	$9.71	to	$9.72	$71	(b)	1.40%	to	2.35%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class
2008	52	$7.01	to	$7.19	$369	0.79%	1.40%	to	2.20%	-34.30%	to	-33.79%
2007	60	$10.67	to	$10.86	$641	-	1.40%	to	2.20%	-5.99%	to	-5.15%
2006	115	$11.35	to	$11.45	$1,313	(c)	1.40%	to	2.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Diversified International Fund - Class R
2008	29	$6.27	to	$6.35	$182	7.24%	0.75%	to	1.35%	-46.77%	to	-46.46%
2007	34	$11.78	to	$11.86	$398	2.53%	0.75%	to	1.35%	10.40%	to	10.67%
2006	7	$10.67	to	$10.68	$76	(c)	1.00%	to	1.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Large Company Value
Portfolio - Service Class
2008	44	$7.65	to	$9.07	$385	14.69%	0.75%	to	1.35%	-37.85%	to	-37.48%
2007	39	$12.28	to	$14.54	$527	1.38%	0.75%	to	1.35%	-3.31%	to	-2.79%
2006	56	$12.67	to	$14.99	$775	0.26%	0.75%	to	1.35%	17.73%	to	18.46%
2005	57	$10.80	to	$12.69	$681	1.30%	0.75%	to	1.35%	-0.16%	to	0.46%
2004	57	$10.72	to	$12.66	$651	0.99%	0.75%	to	1.35%	8.70%	to	9.27%
ING American Century Small-Mid Cap Value Portfolio -
Service Class
2008	34	$11.17	to	$12.12	$404	0.87%	0.75%	to	1.35%	-27.54%	to	-27.11%
2007	32	$15.35	to	$16.66	$519	0.53%	0.75%	to	1.35%	-4.20%	to	-3.60%
2006	36	$15.96	to	$17.34	$611	0.02%	0.75%	to	1.35%	13.90%	to	14.58%
2005	33	$13.96	to	$15.17	$483	0.19%	0.75%	to	1.35%	6.56%	to	7.00%
2004	29	$13.07	to	$14.21	$389	0.36%	0.75%	to	1.20%	19.88%	to	20.44%
ING Baron Small Cap Growth Portfolio - Service Class
2008	23,371	$6.17	to	$10.97	$177,288	-	0.75%	to	2.60%	-42.81%	to	-41.71%
2007	18,283	$11.41	to	$18.82	$240,630	-	0.75%	to	2.60%	3.35%	to	5.32%
2006	11,736	$11.00	to	$17.87	$147,898	-	0.75%	to	2.60%	12.27%	to	14.40%
2005	5,940	$10.91	to	$15.62	$66,027	-	0.75%	to	2.60%	5.94%	to	6.55%
2004	99	$14.49	to	$14.66	$1,448	-	0.75%	to	1.35%	26.22%	to	27.04%
ING Columbia Small Cap Value II Portfolio - Service
Class
2008	20,680	$6.42	to	$7.36	$136,090	0.10%	0.95%	to	2.60%	-35.80%	to	-34.69%
2007	14,188	$10.00	to	$11.27	$144,098	0.12%	0.95%	to	2.60%	0.30%	to	2.08%
2006	7,129	$9.97	to	$11.06	$71,511	(c)	0.95%	to	2.60%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Davis New York Venture Portfolio - Service Class
2008	27,384	$6.28	to	$9.15	$185,900	0.86%	0.75%	to	2.60%	-40.84%	to	-39.67%
2007	16,069	$11.14	to	$15.21	$182,872	0.26%	0.75%	to	2.60%	1.46%	to	3.31%
2006	8,295	$10.98	to	$14.75	$92,112	0.01%	0.75%	to	2.60%	11.41%	to	13.07%
2005	210	$9.90	to	$13.09	$2,221	-	0.75%	to	2.20%	2.53%	to	3.05%
2004	69	$11.07	to	$12.72	$809	-	0.75%	to	1.35%	6.93%	to	7.63%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2008	3,989	$6.86	to	$11.95	$35,664	2.75%	0.75%	to	2.55%	-34.77%	to	-33.54%
2007	1,393	$13.50	to	$17.98	$23,165	0.56%	0.75%	to	2.60%	-0.37%	to	1.58%
2006	1,576	$13.55	to	$17.70	$25,829	-	0.75%	to	2.60%	13.48%	to	15.61%
2005	1,732	$11.93	to	$15.31	$24,632	0.29%	0.75%	to	2.60%	5.66%	to	7.74%
2004	1,575	$11.25	to	$14.21	$21,149	0.22%	0.75%	to	2.60%	17.53%	to	19.61%
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2008	10,153	$6.28	to	$8.23	$79,359	-	0.75%	to	2.55%	-40.88%	to	-39.75%
2007	11,590	$10.62	to	$13.69	$152,199	-	0.75%	to	2.60%	-4.49%	to	-2.68%
2006	12,234	$11.97	to	$14.09	$166,845	-	0.75%	to	2.60%	7.21%	to	9.18%
2005	12,230	$11.15	to	$12.93	$154,616	-	0.75%	to	2.60%	8.29%	to	10.14%
2004	9,733	$10.37	to	$11.74	$113,031	-	0.95%	to	2.60%	6.69%	to	8.40%
ING Neuberger Berman Partners Portfolio - Service
Class
2008	11,084	$5.15	to	$5.96	$58,327	-	0.80%	to	2.45%	-52.49%	to	-51.73%
2007	13,554	$10.70	to	$12.36	$148,883	0.23%	0.80%	to	2.60%	5.77%	to	7.75%
2006	17,001	$9.94	to	$11.49	$174,800	(c)	0.80%	to	2.60%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Oppenheimer Global Portfolio - Initial Class
2008	762	$8.38	to	$8.85	$6,611	2.25%	0.75%	to	2.20%	-41.64%	to	-40.76%
2007	972	$14.20	to	$14.94	$14,307	1.09%	0.75%	to	2.60%	3.80%	to	5.81%
2006	1,210	$13.68	to	$14.12	$16,934	0.07%	0.75%	to	2.60%	14.95%	to	17.08%
2005	1,523	$11.90	to	$12.06	$18,307	(b)	0.75%	to	2.60%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Oppenheimer Global Portfolio - Service Class
2008	11,877	$6.16	to	$10.97	$105,333	2.45%	0.75%	to	2.60%	-42.04%	to	-40.94%
2007	10,498	$12.05	to	$18.62	$160,036	0.96%	0.75%	to	2.60%	3.55%	to	5.56%
2006	7,433	$11.61	to	$17.69	$108,798	0.07%	0.75%	to	2.60%	14.56%	to	16.69%
2005	2,571	$11.89	to	$15.19	$32,615	1.19%	0.75%	to	2.60%	10.32%	to	12.43%
2004	250	$10.88	to	$13.54	$3,060	-	0.75%	to	2.60%	12.08%	to	14.19%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Strategic Income Portfolio - Service
Class
2008	914	$9.58	to	$9.80	$8,886	6.50%	0.75%	to	1.35%	-16.91%	to	-16.38%
2007	862	$11.53	to	$11.72	$10,045	4.43%	0.75%	to	1.35%	7.16%	to	7.82%
2006	384	$10.76	to	$10.87	$4,165	0.12%	0.75%	to	1.35%	6.75%	to	7.41%
2005	306	$10.08	to	$10.12	$3,093	(b)	0.75%	to	1.35%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO Total Return Portfolio - Service Class
2008	713	$11.54	to	$12.94	$8,589	5.66%	0.75%	to	1.35%	-1.54%	to	-0.92%
2007	386	$11.72	to	$13.06	$4,744	3.24%	0.75%	to	1.35%	7.92%	to	8.56%
2006	259	$10.86	to	$12.03	$2,982	1.65%	0.75%	to	1.35%	2.55%	to	3.26%
2005	247	$10.59	to	$11.65	$2,776	1.55%	0.75%	to	1.35%	0.76%	to	1.30%
2004	191	$10.51	to	$11.50	$2,116	-	0.75%	to	1.35%	2.94%	to	3.51%
ING Solution 2015 Portfolio - Service Class
2008	1,280	$8.68	to	$8.88	$11,249	1.89%	0.75%	to	1.35%	-27.91%	to	-27.39%
2007	766	$12.04	to	$12.23	$9,290	0.51%	0.75%	to	1.35%	3.26%	to	3.82%
2006	278	$11.66	to	$11.78	$3,262	0.13%	0.75%	to	1.35%	9.54%	to	9.89%
2005	34	$10.69	to	$10.72	$363	(b)	0.75%	to	1.10%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2025 Portfolio - Service Class
2008	1,108	$8.15	to	$8.34	$9,138	1.46%	0.75%	to	1.35%	-34.80%	to	-34.33%
2007	516	$12.50	to	$12.70	$6,508	0.38%	0.75%	to	1.35%	3.22%	to	3.84%
2006	207	$12.11	to	$12.23	$2,527	0.07%	0.75%	to	1.35%	11.79%
2005	4		$10.94		$47	(b)		0.75%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2035 Portfolio - Service Class
2008	980	$8.04	to	$8.22	$7,954	1.64%	0.75%	to	1.35%	-37.82%	to	-37.44%
2007	595	$12.93	to	$13.14	$7,753	0.41%	0.75%	to	1.35%	3.86%	to	4.45%
2006	126	$12.45	to	$12.58	$1,583	0.10%	0.75%	to	1.35%	13.00%	to	13.33%
2005	2	$11.08	to	$11.10	$19	(b)	0.75%	to	1.00%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2045 Portfolio - Service Class
2008	153	$7.92	to	$8.10	$1,225	1.36%	0.75%	to	1.35%	-40.67%	to	-40.27%
2007	84	$13.35	to	$13.56	$1,135	0.14%	0.75%	to	1.35%	4.52%	to	4.95%
2006	24	$12.82	to	$12.92	$312	-	0.75%	to	1.20%	13.91%
2005	-		$11.29		$5	(b)		1.00%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution Income Portfolio - Service Class
2008	581	$9.31	to	$9.52	$5,469	2.11%	0.75%	to	1.35%	-17.76%	to	-17.22%
2007	408	$11.32	to	$11.50	$4,657	0.65%	0.75%	to	1.35%	4.03%	to	4.36%
2006	52	$10.93	to	$11.02	$566	(c)	0.75%	to	1.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2008	339	$7.65	to	$9.46	$3,090	0.06%	0.75%	to	1.35%	-44.03%	to	-43.68%
2007	204	$13.63	to	$16.84	$3,215	-	0.75%	to	1.35%	11.42%	to	12.17%
2006	152	$12.20	to	$15.06	$2,030	-	0.75%	to	1.35%	7.51%	to	8.10%
2005	59	$11.39	to	$13.96	$729	-	0.75%	to	1.35%	7.54%	to	8.20%
2004	46	$10.61	to	$12.94	$529	-	0.75%	to	1.35%	7.07%	to	7.72%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2008	5,066	$5.66	to	$9.09	$30,425	1.09%	0.75%	to	2.60%	-43.72%	to	-42.73%
2007	3,334	$10.10	to	$15.93	$35,823	0.14%	0.75%	to	2.45%	8.14%	to	8.79%
2006	320	$12.30	to	$14.68	$4,288	-	0.75%	to	1.35%	11.54%	to	12.19%
2005	282	$11.01	to	$13.12	$3,308	0.45%	0.75%	to	1.35%	4.50%	to	5.08%
2004	268	$10.51	to	$12.51	$2,982	0.04%	0.75%	to	1.35%	8.43%	to	8.92%
ING Templeton Foreign Equity Portfolio - Service Class
2008	21,711	$5.97	to	$8.02	$159,726	3.32%	0.75%	to	2.60%	-42.17%	to	-41.17%
2007	8,749	$12.45	to	$13.64	$110,579	1.24%	0.95%	to	2.60%	12.26%	to	14.14%
2006	2,262	$11.09	to	$11.95	$25,226	(c)	0.95%	to	2.60%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Thornburg Value Portfolio - Initial Class
2008	188	$5.99	to	$8.72	$1,193	0.52%	0.95%	to	2.10%	-41.01%	to	-40.35%
2007	247	$10.15	to	$14.66	$2,633	0.44%	0.95%	to	2.10%	4.98%	to	6.18%
2006	331	$9.34	to	$13.84	$3,324	0.48%	0.95%	to	2.55%	13.90%	to	15.78%
2005	389	$8.20	to	$11.99	$3,383	0.85%	0.95%	to	2.55%	-0.97%	to	0.57%
2004	455	$8.28	to	$11.96	$3,938	0.46%	0.95%	to	2.55%	9.96%	to	11.88%
ING Thornburg Value Portfolio - Service Class
2008	679	$6.97	to	$9.18	$4,948	0.10%	0.75%	to	2.35%	-41.30%	to	-40.37%
2007	1,107	$11.74	to	$15.42	$13,460	0.75%	0.75%	to	2.35%	4.49%	to	6.20%
2006	592	$11.09	to	$14.56	$6,794	0.02%	0.75%	to	2.35%	15.13%	to	15.68%
2005	27	$9.76	to	$12.62	$277	0.55%	0.75%	to	1.20%	0.08%	to	0.51%
2004	42	$9.71	to	$12.59	$444	0.24%	0.75%	to	1.20%	11.51%	to	11.74%
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2008	796	$7.16	to	$9.25	$6,145	1.56%	0.75%	to	2.35%	-41.41%	to	-40.47%
2007	1,086	$12.22	to	$15.57	$14,104	0.67%	0.75%	to	2.45%	-1.60%	to	0.16%
2006	1,739	$12.40	to	$15.59	$22,611	0.48%	0.75%	to	2.60%	11.39%	to	13.42%
2005	628	$11.02	to	$13.77	$7,228	0.51%	0.75%	to	2.60%	6.66%	to	8.23%
2004	61	$10.22	to	$12.76	$674	-	0.75%	to	2.20%	13.09%	to	13.77%
ING Van Kampen Comstock Portfolio - Service Class
2008	16,491	$6.55	to	$9.57	$135,204	3.99%	0.75%	to	2.60%	-38.19%	to	-36.94%
2007	16,860	$10.78	to	$15.22	$221,984	1.25%	0.75%	to	2.60%	-4.83%	to	-3.00%
2006	15,954	$11.25	to	$15.73	$219,324	0.70%	0.75%	to	2.60%	12.87%	to	14.96%
2005	13,926	$10.31	to	$13.71	$168,923	0.51%	0.75%	to	2.60%	0.81%	to	2.74%
2004	8,544	$11.02	to	$13.39	$103,284	-	0.75%	to	2.60%	13.74%	to	15.84%
ING Van Kampen Equity and Income Portfolio -
Initial Class
2008	221	$9.34	to	$9.55	$2,076	5.06%	0.75%	to	1.35%	-24.43%	to	-23.96%
2007	283	$12.36	to	$12.56	$3,542	2.47%	0.75%	to	1.35%	2.15%	to	2.78%
2006	321	$12.10	to	$12.22	$3,913	1.93%	0.75%	to	1.35%	11.21%	to	11.80%
2005	380	$10.88	to	$10.93	$4,151	(b)	0.75%	to	1.35%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Equity and Income Portfolio -
Service Class
2008	18,391	$7.23	to	$11.55	$169,926	7.22%	0.75%	to	2.60%	-25.55%	to	-24.14%
2007	8,181	$9.66	to	$15.26	$102,113	1.91%	0.75%	to	2.60%	0.59%	to	2.49%
2006	5,017	$11.82	to	$14.92	$61,397	2.21%	0.75%	to	2.60%	9.47%	to	11.56%
2005	3,123	$10.77	to	$13.41	$34,098	-	0.75%	to	2.60%	6.31%	to	7.00%
2004	23	$10.37	to	$12.57	$256	0.52%	0.75%	to	1.35%	9.16%	to	9.79%
ING VP Strategic Allocation Conservative Portfolio -
Class S
2008	103	$11.17	to	$11.42	$1,170	4.28%	0.75%	to	1.35%	-24.93%	to	-24.47%
2007	96	$14.88	to	$15.12	$1,445	2.50%	0.75%	to	1.35%	4.26%	to	4.71%
2006	50	$14.33	to	$14.44	$717	1.55%	0.75%	to	1.20%	7.07%	to	7.36%
2005	9	$13.43	to	$13.45	$118	(b)	0.75%	to	1.10%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING VP Strategic Allocation Growth Portfolio - Class S
2008	45	$11.24	to	$11.49	$512	3.10%	0.75%	to	1.35%	-36.98%	to	-36.69%
2007	25	$17.93	to	$18.15	$455	1.31%	0.75%	to	1.20%	3.52%	to	3.95%
2006	18	$17.32	to	$17.46	$308	0.48%	0.75%	to	1.20%	11.65%	to	12.07%
2005	2	$15.54	to	$15.58	$29	(b)	0.75%	to	1.10%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING VP Strategic Allocation Moderate Portfolio - Class S
2008	50	$11.20	to	$11.46	$573	3.34%	0.75%	to	1.35%	-31.58%	to	-31.09%
2007	52	$16.37	to	$16.63	$862	2.06%	0.75%	to	1.35%	3.87%	to	4.46%
2006	44	$15.76	to	$15.92	$693	1.01%	0.75%	to	1.35%	9.29%	to	9.94%
2005	25	$14.42	to	$14.48	$362	(b)	0.75%	to	1.35%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING VP Growth and Income Portfolio - Class I
2008	15	$6.12	to	$6.14	$90	1.67%	1.25%	to	1.40%	-38.55%	to	-38.35%
2007	15		$9.96		$150	(d)	1.25%	to	1.40%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Growth and Income Portfolio - Class S
2008	44,763	$6.02	to	$10.33	$274,706	3.86%	0.50%	to	2.60%	-39.13%	to	-38.33%
2007	488	$9.94	to	$16.75	$7,420	1.64%	0.75%	to	2.20%	5.71%	to	6.35%
2006	310	$14.70	to	$15.75	$4,758	1.29%	0.75%	to	1.35%	12.40%	to	12.90%
2005	177	$13.15	to	$13.95	$2,431	1.09%	0.75%	to	1.20%	6.65%	to	7.14%
2004	139	$12.33	to	$13.02	$1,776	2.11%	0.75%	to	1.20%	6.85%	to	7.25%
ING GET U.S. Core Portfolio - Series 3
2008	3,905	$9.43	to	$10.24	$38,784	2.18%	1.45%	to	3.05%	-6.45%	to	-4.83%
2007	4,702	$10.08	to	$10.85	$49,380	2.45%	1.25%	to	3.05%	1.82%	to	3.73%
2006	6,719	$9.90	to	$10.46	$68,420	2.52%	1.25%	to	3.05%	3.13%	to	5.02%
2005	9,762	$9.60	to	$9.96	$95,457	1.98%	1.25%	to	3.05%	-2.24%	to	-0.50%
2004	14,042	$9.82	to	$10.01	$139,161	-	1.25%	to	3.05%	-1.70%	to	-0.10%
ING GET U.S. Core Portfolio - Series 4
2008	2,645	$9.70	to	$10.49	$26,980	2.85%	1.45%	to	3.10%	-8.66%	to	-7.09%
2007	3,250	$10.62	to	$11.38	$35,860	2.92%	1.25%	to	3.10%	0.47%	to	2.43%
2006	4,614	$10.56	to	$11.11	$49,961	2.65%	1.25%	to	3.10%	4.64%	to	6.52%
2005	5,905	$10.09	to	$10.43	$60,557	1.62%	1.25%	to	3.10%	-1.85%
2004	7,380	$10.28	to	$10.43	$76,373	(a)	1.25%	to	3.10%		(a)
ING GET U.S. Core Portfolio - Series 5
2008	1,627	$10.11	to	$10.70	$16,931	1.51%	1.45%	to	2.70%	-9.81%	to	-8.70%
2007	2,032	$11.19	to	$11.72	$23,310	1.78%	1.45%	to	2.75%	-0.62%	to	0.69%
2006	2,507	$11.17	to	$11.64	$28,664	1.86%	1.25%	to	3.10%	7.92%	to	9.61%
2005	3,529	$10.35	to	$10.66	$37,081	0.97%	1.25%	to	3.10%	-0.48%	to	1.43%
2004	4,121	$10.40	to	$10.51	$43,088	(a)	1.25%	to	3.10%		(a)
ING GET U.S. Core Portfolio - Series 6
2008	1,829	$9.75	to	$10.46	$18,708	1.91%	1.45%	to	3.10%	-9.05%	to	-7.52%
2007	2,246	$10.72	to	$11.39	$24,947	2.46%	1.25%	to	3.10%	0.19%	to	1.97%
2006	2,775	$10.70	to	$11.17	$30,412	2.27%	1.25%	to	3.10%	7.10%	to	9.08%
2005	4,173	$9.99	to	$10.24	$42,244	0.39%	1.25%	to	3.10%	-0.50%	to	1.49%
2004	5,992	$10.04	to	$10.09	$60,314	(a)	1.25%	to	3.10%		(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 7
2008	1,169	$9.84	to	$10.45	$11,948	1.97%	1.45%	to	2.95%	-7.69%	to	-6.36%
2007	1,480	$10.62	to	$11.23	$16,210	2.54%	1.25%	to	3.10%	0.09%	to	2.00%
2006	2,117	$10.60	to	$11.01	$22,891	2.17%	1.25%	to	3.10%	6.85%	to	8.90%
2005	3,676	$9.92	to	$10.11	$36,810	0.14%	1.25%	to	3.10%	-0.30%	to	0.90%
2004	127	$9.99	to	$10.00	$1,268	(a)	0.95%	to	2.20%		(a)
ING GET U.S. Core Portfolio - Series 8
2008	725	$9.98	to	$10.48	$7,399	1.87%	1.25%	to	2.50%	-8.86%	to	-7.58%
2007	896	$10.77	to	$11.34	$9,955	2.27%	1.25%	to	3.10%	0.47%	to	2.35%
2006	998	$10.72	to	$11.08	$10,909	1.75%	1.25%	to	3.10%	7.31%	to	9.27%
2005	1,504	$9.99	to	$10.14	$15,156	(b)	1.25%	to	3.10%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 9
2008	596	$9.92	to	$10.38	$6,080	2.19%	1.45%	to	2.70%	-7.72%	to	-6.49%
2007	686	$10.65	to	$11.10	$7,521	2.59%	1.45%	to	3.10%	0.76%	to	2.40%
2006	940	$10.57	to	$10.88	$10,101	1.35%	1.25%	to	3.10%	6.77%	to	8.80%
2005	1,656	$9.90	to	$10.00	$16,493	(b)	1.25%	to	3.10%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 10
2008	501	$9.95	to	$10.52	$5,125	2.53%	1.25%	to	2.90%	-6.66%	to	-5.05%
2007	562	$10.66	to	$11.08	$6,095	2.00%	1.25%	to	2.90%	0.57%	to	2.31%
2006	805	$10.57	to	$10.83	$8,614	0.73%	1.25%	to	3.10%	6.44%	to	8.41%
2005	1,255	$9.93	to	$9.99	$12,504	(b)	1.25%	to	3.10%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 11
2008	742	$10.14	to	$10.61	$7,708	2.42%	1.45%	to	2.95%	-2.31%	to	-0.93%
2007	836	$10.35	to	$10.71	$8,827	3.25%	1.45%	to	3.10%	-1.05%	to	0.56%
2006	1,056	$10.46	to	$10.65	$11,153	0.27%	1.45%	to	3.10%	5.29%	to	6.29%
2005	148	$10.01	to	$10.02	$1,482	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 12
2008	268	$10.08	to	$10.55	$2,781	1.71%	1.45%	to	3.05%	-9.03%	to	-7.54%
2007	355	$11.07	to	$11.41	$4,014	1.30%	1.45%	to	3.10%	-0.18%	to	1.51%
2006	426	$11.09	to	$11.24	$4,768	(c)	1.45%	to	3.10%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 13
2008	2,204	$10.16	to	$10.54	$23,085	2.18%	1.45%	to	2.90%	-0.59%	to	0.86%
2007	3,493	$10.19	to	$10.45	$36,193	0.65%	1.45%	to	3.10%	1.70%	to	3.36%
2006	5,273	$10.02	to	$10.11	$53,117	(c)	1.45%	to	3.10%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 14
2008	7,383	$10.10	to	$10.44	$76,227	1.88%	1.45%	to	3.05%	-0.10%	to	1.56%
2007	8,660	$10.11	to	$10.28	$88,486	(d)	1.45%	to	3.10%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING BlackRock Global Science and Technology
Portfolio - Class S
2008	13,408	$6.45	to	$9.58	$87,426	-	0.75%	to	2.60%	-40.81%	to	-40.46%
2007	71	$15.83	to	$16.09	$1,140	-	0.75%	to	1.35%	17.26%	to	17.96%
2006	41	$13.50	to	$13.64	$550	-	0.75%	to	1.35%	5.30%	to	5.98%
2005	6	$12.82	to	$12.87	$78	(b)	0.75%	to	1.35%		(e)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Global Equity Option Portfolio - Class S
2008	261	$7.83	to	$7.86	$2,044	(e)	1.15%	to	2.20%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

Investment
Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING International Index Portfolio - Class S
2008	998	$6.02	to	$6.09
2007	(e)		(e)
2006	(e)		(e)
2005	(e)		(e)
2004	(e)		(e)
ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class S
2008	17,418	$10.11	to	$10.41
2007	(e)		(e)
2006	(e)		(e)
2005	(e)		(e)
2004	(e)		(e)
ING Opportunistic Large Cap Growth Portfolio - Class S
2008	45	$6.60	to	$8.56
2007	46	$11.96	to	$15.50
2006	24	$10.47	to	$13.32
2005	26	$10.30	to	$13.13
2004	36	$9.42	to	$12.16
ING Opportunistic Large Cap Value Portfolio - Class S
2008	1,626	$6.16	to	$9.78
2007	2,032	$9.85	to	$15.39
2006	2,433	$9.83	to	$15.12
2005	2,925	$8.72	to	$13.20
2004	389	$8.38	to	$12.48
ING Russell™ Global Large Cap Index 85% Portfolio -
Class S
2008	335	$8.12	to	$8.15
2007	(e)		(e)
2006	(e)		(e)
2005	(e)		(e)
2004	(e)		(e)

$6,041	(e)	0.95%	to	2.35%		(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)

$177,261	(e)	0.75%	to	2.60%		(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)

$350	0.41%	0.75%	to	1.35%	-44.95%	to	-44.64%
$629	0.22%	0.75%	to	1.35%	15.96%	to	16.62%
$273	-	0.75%	to	1.35%	1.08%	to	1.65%
$285	0.31%	0.75%	to	1.35%	7.60%	to	8.19%
$356	-	0.75%	to	1.35%	5.49%	to	6.25%

$11,563	1.77%	0.75%	to	2.55%	-37.46%	to	-36.28%
$22,941	1.47%	0.75%	to	2.60%	0.08%	to	2.03%
$27,029	1.40%	0.75%	to	2.60%	12.73%	to	14.92%
$28,537	0.36%	0.75%	to	2.60%	4.06%	to	5.94%
$3,478	0.77%	0.75%	to	2.55%	7.16%	to	9.05%

$2,725	(e)	1.15%	to	2.35%		(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Index Portfolio - Class S
2008	3,418	$6.66	to	$6.73	$22,903	(e)	0.80%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Mid Cap Index Portfolio - Class S
2008	3,704	$6.04	to	$6.15	$22,649	(e)	0.80%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Small Cap Index Portfolio - Class S
2008	10,143	$6.91	to	$7.00	$70,527	(e)	0.80%	to	2.45%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING VP Index Plus LargeCap Portfolio - Class S
2008	24,189	$6.45	to	$9.49	$174,373	2.25%	0.75%	to	2.60%	-39.00%	to	-37.84%
2007	25,928	$10.51	to	$15.31	$303,196	0.68%	0.75%	to	2.60%	2.05%	to	3.98%
2006	18,042	$10.70	to	$14.76	$204,688	0.88%	0.75%	to	2.60%	11.30%	to	13.44%
2005	17,237	$9.61	to	$13.05	$173,748	1.22%	0.75%	to	2.60%	2.43%	to	4.30%
2004	13,139	$9.38	to	$12.53	$128,155	1.02%	0.75%	to	2.60%	7.53%	to	9.42%
ING VP Index Plus MidCap Portfolio - Class S
2008	13,369	$6.31	to	$10.42	$115,644	1.19%	0.75%	to	2.60%	-39.37%	to	-38.21%
2007	16,517	$10.34	to	$16.90	$232,853	0.48%	0.75%	to	2.60%	2.49%	to	4.49%
2006	16,098	$10.83	to	$16.21	$220,692	0.44%	0.75%	to	2.60%	6.32%	to	8.27%
2005	13,837	$11.08	to	$15.01	$177,634	0.39%	0.75%	to	2.60%	7.93%	to	10.02%
2004	6,532	$10.84	to	$13.68	$79,289	0.30%	0.75%	to	2.60%	13.39%	to	15.55%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Index Plus SmallCap Portfolio - Class S
2008	10,297	$6.26	to	$10.49	$88,612	0.67%	0.75%	to	2.60%	-35.36%	to	-34.20%
2007	13,011	$9.63	to	$15.97	$171,833	0.13%	0.75%	to	2.60%	-9.01%	to	-7.17%
2006	13,635	$11.83	to	$17.26	$197,450	0.25%	0.75%	to	2.60%	10.55%	to	12.65%
2005	11,068	$10.68	to	$15.36	$144,771	0.27%	0.75%	to	2.60%	4.63%	to	6.56%
2004	5,386	$11.23	to	$14.45	$68,985	0.08%	0.75%	to	2.60%	18.63%	to	20.80%
ING VP Small Company Portfolio - Class S
2008	5,881	$7.09	to	$11.93	$43,479	0.10%	0.75%	to	2.55%	-32.17%	to	-31.74%
2007	166	$15.12	to	$17.52	$2,803	-	0.75%	to	1.35%	4.23%	to	4.89%
2006	135	$14.46	to	$16.75	$2,151	0.16%	0.75%	to	1.35%	14.53%	to	15.18%
2005	94	$12.60	to	$14.57	$1,294	0.02%	0.75%	to	1.35%	8.56%	to	9.23%
2004	101	$11.58	to	$13.37	$1,267	0.28%	0.75%	to	1.35%	12.51%	to	13.26%
ING WisdomTreeSM Global High-Yielding Equity
Index Portfolio - Class S
2008	23,942	$6.00	to	$6.12	$145,051	(e)	0.75%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING VP International Value Portfolio - Class S
2008	740	$10.99	to	$12.29	$8,896	2.78%	0.75%	to	1.35%	-43.09%	to	-42.76%
2007	632	$19.26	to	$21.52	$13,183	1.57%	0.75%	to	1.35%	11.53%	to	12.21%
2006	380	$17.22	to	$19.23	$6,945	1.86%	0.75%	to	1.35%	27.09%	to	27.86%
2005	199	$13.52	to	$15.08	$2,846	1.87%	0.75%	to	1.35%	7.68%	to	8.21%
2004	94	$12.53	to	$13.97	$1,244	0.90%	0.75%	to	1.20%	15.70%	to	16.13%
ING VP MidCap Opportunities Portfolio - Class S
2008	34,217	$6.16	to	$11.41	$223,352	-	0.50%	to	2.45%	-39.19%	to	-38.22%
2007	2,454	$10.12	to	$18.51	$26,412	-	0.75%	to	2.35%	22.47%	to	24.51%
2006	3,017	$8.25	to	$14.90	$25,935	-	0.75%	to	2.35%	5.13%	to	6.84%
2005	3,860	$7.84	to	$13.99	$31,259	-	0.75%	to	2.35%	7.69%	to	9.33%
2004	4,282	$7.28	to	$12.83	$31,955	-	0.75%	to	2.25%	10.03%	to	10.29%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP SmallCap Opportunities Portfolio - Class S
2008	9,121	$5.31	to	$11.04	$51,591	-	0.75%	to	2.45%	-36.17%	to	-35.11%
2007	11,476	$8.31	to	$17.06	$100,307	-	0.75%	to	2.60%	7.00%	to	9.00%
2006	14,427	$7.74	to	$15.69	$116,669	-	0.75%	to	2.60%	9.43%	to	11.49%
2005	15,436	$7.05	to	$14.11	$112,432	-	0.75%	to	2.60%	6.47%	to	8.14%
2004	15,335	$6.62	to	$13.09	$103,698	-	0.75%	to	2.25%	7.47%	to	9.03%
ING VP Balanced Portfolio - Class S
2008	724	$7.46	to	$10.25	$6,399	3.34%	0.75%	to	2.55%	-30.08%	to	-28.87%
2007	814	$10.66	to	$14.41	$9,901	2.48%	0.75%	to	2.60%	2.60%	to	4.57%
2006	908	$10.39	to	$13.78	$10,361	1.04%	0.75%	to	2.60%	8.13%	to	8.76%
2005	254	$12.18	to	$12.67	$3,170	2.07%	0.75%	to	1.35%	2.61%	to	3.26%
2004	259	$11.87	to	$12.27	$3,120	2.07%	0.75%	to	1.35%	7.70%	to	8.20%
ING VP Intermediate Bond Portfolio - Class S
2008	104,672	$8.83	to	$11.69	$1,122,300	6.23%	0.75%	to	2.60%	-11.04%	to	-9.31%
2007	88,836	$10.20	to	$12.89	$1,068,161	4.53%	0.75%	to	2.60%	2.96%	to	4.88%
2006	53,039	$10.12	to	$12.29	$616,032	5.04%	0.75%	to	2.60%	1.10%	to	3.02%
2005	26,206	$10.01	to	$11.93	$300,774	3.92%	0.75%	to	2.60%	0.71%	to	2.14%
2004	17,871	$10.67	to	$11.68	$203,365	8.87%	0.75%	to	2.25%	2.19%	to	3.82%
Legg Mason Partners Variable International All Cap
Opportunity Portfolio
2008	4	$10.31	to	$10.52	$39	1.40%	1.25%	to	1.40%	-44.18%	to	-44.10%
2007	6	$18.47	to	$18.82	$104	0.83%	1.25%	to	1.40%	4.88%	to	4.96%
2006	8	$17.61	to	$17.93	$136	1.91%	1.25%	to	1.40%	24.10%	to	24.34%
2005	10	$14.19	to	$14.42	$144	1.12%	1.25%	to	1.40%	10.17%	to	10.33%
2004	17	$12.88	to	$13.07	$214	0.92%	1.25%	to	1.40%	16.14%	to	16.38%
Legg Mason Partners Variable Investors Portfolio
2008	12	$6.17	to	$6.19	$73	0.83%	1.25%	to	1.40%	-36.59%	to	-36.45%
2007	17	$9.73	to	$9.74	$169	(d)	1.25%	to	1.40%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Legg Mason Partners Variable High Income Portfolio
2008	4	$11.67	to	$11.92	$51	9.94%	1.25%	to	1.40%	-30.99%	to	-30.86%
2007	6	$16.91	to	$17.24	$110	8.07%	1.25%	to	1.40%	-1.11%	to	-0.92%
2006	8	$17.10	to	$17.40	$138	6.49%	1.25%	to	1.40%	9.40%	to	9.57%
2005	12	$15.63	to	$15.88	$185	7.11%	1.25%	to	1.40%	1.23%	to	1.34%
2004	17	$15.44	to	$15.67	$265	7.33%	1.25%	to	1.40%	8.89%	to	9.05%
Legg Mason Partners Variable Money Market Portfolio
2008	2	$13.54			$23	3.17%	1.40%			1.12%
2007	12	$13.39			$166	2.12%	1.40%			3.48%
2006	2	$12.94			$23	4.49%	1.40%			3.19%
2005	2	$12.54			$24	3.31%	1.40%			1.37%
2004	3	$12.37			$37	-	1.40%			-0.56%
Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
2008	71	$11.38	to	$11.63	$822	0.28%	0.75%	to	1.35%	-38.82%	to	-38.47%
2007	70	$18.60	to	$18.90	$1,323	0.19%	0.75%	to	1.35%	-2.72%	to	-2.17%
2006	43	$19.12	to	$19.32	$822	0.01%	0.75%	to	1.35%	13.41%	to	13.85%
2005	5	$16.93	to	$16.97	$91	(b)	0.75%	to	1.10%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
PIMCO Real Return Portfolio - Administrative Class
2008	745	$9.95	to	$10.18	$7,515	4.22%	0.75%	to	1.35%	-8.29%	to	-7.71%
2007	222	$10.85	to	$11.03	$2,430	4.24%	0.75%	to	1.35%	9.05%	to	9.64%
2006	130	$9.95	to	$10.06	$1,301	4.45%	0.75%	to	1.35%	-0.40%	to	0.10%
2005	35	$10.02	to	$10.05	$352	(b)	0.75%	to	1.20%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
Pioneer Equity Income VCT Portfolio - Class II
2008	1,213	$9.87	to	$11.28	$13,323	2.72%	0.75%	to	1.35%	-31.41%	to	-30.97%
2007	1,031	$14.36	to	$16.39	$16,338	2.74%	0.75%	to	1.35%	-0.80%	to	-0.20%
2006	551	$14.44	to	$16.47	$8,556	2.31%	0.75%	to	1.35%	20.52%	to	21.20%
2005	272	$11.95	to	$13.62	$3,429	2.17%	0.75%	to	1.35%	4.09%	to	4.66%
2004	139	$11.45	to	$13.04	$1,659	1.95%	0.75%	to	1.35%	14.47%	to	15.22%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer Small Cap Value VCT Portfolio - Class II
2008	401	$5.78	to	$6.04	$2,388	0.25%	0.95%	to	2.60%	-39.73%	to	-38.74%
2007	499	$9.59	to	$9.86	$4,873	0.52%	0.95%	to	2.60%	-9.61%	to	-8.02%
2006	633	$10.61	to	$10.72	$6,765	(c)	0.95%	to	2.60%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ProFund VP Bull
2008	2,280	$5.91	to	$8.22	$14,046	-	0.95%	to	2.60%	-39.27%	to	-38.28%
2007	2,986	$9.60	to	$13.43	$30,062	0.44%	0.90%	to	2.60%	0.85%	to	2.61%
2006	5,805	$9.42	to	$13.20	$57,596	0.22%	0.90%	to	2.60%	10.75%	to	12.62%
2005	8,379	$8.50	to	$11.82	$74,309	0.22%	0.90%	to	2.60%	0.12%	to	1.78%
2004	12,090	$8.49	to	$11.71	$106,145	-	0.90%	to	2.55%	6.22%	to	7.89%
ProFund VP Europe 30
2008	1,401	$6.72	to	$10.32	$9,835	2.06%	0.90%	to	2.35%	-45.34%	to	-44.50%
2007	1,835	$12.05	to	$18.75	$23,421	2.03%	0.90%	to	2.60%	11.56%	to	13.54%
2006	2,641	$10.79	to	$16.66	$29,949	0.34%	0.90%	to	2.60%	14.46%	to	16.50%
2005	3,806	$9.42	to	$14.43	$37,372	0.13%	0.90%	to	2.60%	5.29%	to	7.16%
2004	4,033	$8.94	to	$13.58	$37,237	0.12%	0.90%	to	2.60%	11.47%	to	13.25%
ProFund VP Rising Rates Opportunity
2008	2,870	$4.43	to	$5.47	$13,199	5.38%	0.95%	to	2.60%	-39.61%	to	-38.60%
2007	4,013	$7.26	to	$9.01	$30,230	5.33%	0.95%	to	2.60%	-7.67%	to	-6.07%
2006	5,900	$7.81	to	$9.72	$47,606	2.01%	0.95%	to	2.60%	7.34%	to	9.15%
2005	6,792	$7.27	to	$9.02	$50,608	-	0.95%	to	2.60%	-10.28%	to	-8.82%
2004	6,392	$8.10	to	$8.66	$52,378	-	0.95%	to	2.60%	-13.18%	to	-11.73%
Wells Fargo Advantage Asset Allocation Fund
2008	210	$8.28	to	$9.65	$1,989	2.43%	1.40%	to	2.20%	-30.65%	to	-30.12%
2007	241	$11.94	to	$13.81	$3,282	2.27%	1.40%	to	2.20%	5.20%	to	6.07%
2006	268	$11.35	to	$13.02	$3,422	2.29%	1.40%	to	2.20%	9.75%	to	10.62%
2005	285	$10.34	to	$11.77	$3,308	2.45%	1.40%	to	2.20%	2.83%	to	3.52%
2004	166	$11.27	to	$11.37	$1,880	2.52%	1.40%	to	2.10%		7.21%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage C&B Large Cap Value Fund
2008	27	$7.50	to	$9.01	$233	1.39%	1.40%	to	2.20%	-36.44%	to	-35.92%
2007	36	$11.80	to	$14.06	$489	1.14%	1.40%	to	2.20%	-3.36%	to	-2.56%
2006	40	$12.21	to	$14.43	$560	1.46%	1.40%	to	2.20%	19.47%	to	20.35%
2005	48	$10.22	to	$11.99	$568	0.81%	1.40%	to	2.20%	0.94%	to	1.45%
2004	18	$11.69	to	$11.75	$211	(a)	1.65%	to	2.10%		(a)
Wells Fargo Advantage Equity Income Fund
2008	60	$7.56	to	$8.97	$529	1.96%	1.65%	to	2.20%	-37.83%	to	-37.49%
2007	71	$12.16	to	$14.35	$1,004	1.52%	1.65%	to	2.20%	0.50%	to	1.06%
2006	79	$12.10	to	$14.20	$1,105	1.53%	1.65%	to	2.20%	15.90%	to	16.68%
2005	84	$10.44	to	$12.17	$1,007	1.56%	1.65%	to	2.20%	3.17%	to	3.57%
2004	75	$11.68	to	$11.78	$882	1.79%	1.40%	to	2.10%		8.93%
Wells Fargo Advantage Large Company Growth Fund
2008	192	$6.53	to	$7.02	$1,308	0.25%	1.40%	to	2.20%	-40.34%	to	-39.85%
2007	236	$10.94	to	$11.67	$2,681	-	1.40%	to	2.20%	5.19%	to	6.09%
2006	267	$10.40	to	$11.00	$2,876	-	1.40%	to	2.20%	0.10%	to	0.92%
2005	289	$10.39	to	$10.90	$3,109	0.18%	1.40%	to	2.20%	3.47%	to	4.21%
2004	218	$10.37	to	$10.46	$2,266	-	1.40%	to	2.10%		1.27%
Wells Fargo Advantage Money Market Fund
2008	4	$10.46	to	$10.60	$43	2.35%	1.65%	to	1.90%	0.38%	to	0.66%
2007	12	$10.42	to	$10.53	$127	4.54%	1.65%	to	1.90%	2.66%	to	2.93%
2006	31	$10.08	to	$10.24	$314	4.30%	1.65%	to	2.20%	2.09%	to	2.71%
2005	78	$9.86	to	$10.03	$784	5.76%	1.65%	to	2.20%	0.41%	to	0.61%
2004	38	$9.82	to	$9.85	$369	(a)	1.90%	to	2.10%		(a)
Wells Fargo Advantage Small Cap Growth Fund
2008	44	$8.28	to	$9.82	$419	-	1.40%	to	2.20%	-42.74%	to	-42.24%
2007	53	$14.46	to	$17.00	$884	-	1.40%	to	2.20%	11.32%	to	12.21%
2006	61	$12.99	to	$15.15	$910	-	1.40%	to	2.20%	20.06%	to	21.01%
2005	63	$10.82	to	$12.52	$782	-	1.40%	to	2.20%	3.97%	to	4.77%
2004	48	$11.85	to	$11.95	$569	-	1.40%	to	2.10%	11.65%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage Total Return Bond Fund
2008	93	$10.52	to	$11.34	$1,029	4.95%	1.40%	to	2.20%	0.10%	to	0.89%
2007	119	$10.51	to	$11.24	$1,314	4.61%	1.40%	to	2.20%	3.85%	to	4.75%
2006	130	$10.12	to	$10.73	$1,376	4.52%	1.40%	to	2.20%	1.61%	to	2.39%
2005	134	$9.96	to	$10.48	$1,391	4.11%	1.40%	to	2.20%	-0.29%	to	0.48%
2004	47	$10.35	to	$10.43	$485	(a)	1.40%	to	2.10%		(a)

(a)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
*	Includes units for annuity contracts in payout beginning in 2006.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2008, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2008, including portfolio names.

	Separate Account Annual Charges of 0.95%

	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47	$10.00
Value at end of period	$8.11	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47
Number of accumulation units outstanding at end of period	11,818	12,345	16,278	26,508	13,783	7,507	749
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.31
Value at end of period	$8.02
Number of accumulation units outstanding at end of period	157,683
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.00	$13.48	$11.40	$10.15
Value at end of period	$9.25	$13.00	$13.48	$11.40
Number of accumulation units outstanding at end of period	27,505	29,920	34,140	47,910
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73	$10.00
Value at end of period	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73
Number of accumulation units outstanding at end of period	867,530	908,267	905,470	713,743	551,666	327,190	86,387	23,962
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61	$10.00
Value at end of period	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61
Number of accumulation units outstanding at end of period	401,729	429,511	420,104	514,374	519,515	308,618	137,711	26,226
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.03	$12.78	$12.68	$10.07
Value at end of period	$7.45	$14.03	$12.78	$12.68
Number of accumulation units outstanding at end of period	39,823	44,797	38,192	20,678
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.16
Value at end of period	$7.21
Number of accumulation units outstanding at end of period	6,595
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14
Value at end of period	$9.04
Number of accumulation units outstanding at end of period	44,947

SDVA

1

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.67	$14.17	$12.48	$11.97	$11.01	$10.00
Value at end of period	$8.98	$14.67	$14.17	$12.48	$11.97	$11.01
Number of accumulation units outstanding at end of period	955,255	934,992	897,306	811,729	468,147	61,848
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.46	$14.87	$13.69	$11.96	$10.79	$10.00
Value at end of period	$9.09	$16.46	$14.87	$13.69	$11.96	$10.79
Number of accumulation units outstanding at end of period	1,160,067	1,132,944	1,117,857	946,920	479,213	67,367
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$22.71	$19.20	$16.38	$13.67	$11.64	$10.00
Value at end of period	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64
Number of accumulation units outstanding at end of period	627,231	637,013	593,924	533,978	313,605	40,608
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.24	$12.60	$11.04	$10.00
Value at end of period	$7.71	$13.24	$12.60	$11.04
Number of accumulation units outstanding at end of period	193,360	205,623	141,657	72,996
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.52
Number of accumulation units outstanding at end of period	18,329
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.09	$12.38	$11.67	$10.62
Value at end of period	$7.90	$13.09	$12.38	$11.67
Number of accumulation units outstanding at end of period	191,117	164,463	171,116	117,504
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.36	$12.93	$11.22	$10.98
Value at end of period	$8.56	$13.36	$12.93	$11.22
Number of accumulation units outstanding at end of period	11,162	11,924	15,652	4,666
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.29	$10.08	$10.05
Value at end of period	$6.72	$10.29	$10.08
Number of accumulation units outstanding at end of period	149,933	127,183	77,168
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.54	$11.18	$10.26
Value at end of period	$6.95	$11.54	$11.18
Number of accumulation units outstanding at end of period	158,615	112,120	53,296
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.18	$12.26	$10.87	$9.94	$9.72
Value at end of period	$9.31	$13.18	$12.26	$10.87	$9.94
Number of accumulation units outstanding at end of period	133,789	118,427	136,843	144,971	33,385

SDVA

2

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.53	$11.33	$10.83	$10.52	$9.93
Value at end of period	$8.99	$12.53	$11.33	$10.83	$10.52
Number of accumulation units outstanding at end of period	45,525	48,061	54,505	56,706	12,323
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.15	$13.36	$12.05	$9.96
Value at end of period	$9.13	$15.15	$13.36	$12.05
Number of accumulation units outstanding at end of period	171,019	187,448	128,496	26,655
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.18
Value at end of period	$6.04
Number of accumulation units outstanding at end of period	434
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.14	$10.96	$10.02
Value at end of period	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	433,035	335,395	172,105
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.92	$12.48
Value at end of period	$7.35	$11.92
Number of accumulation units outstanding at end of period	204,722	168,065
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.64	$10.14
Value at end of period	$6.14	$9.64
Number of accumulation units outstanding at end of period	69,684	62,482
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$12.55	$13.67	$10.87
Value at end of period	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	71,878	44,959	48,430
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$21.31	$16.14	$13.42	$9.56
Value at end of period	$12.45	$21.31	$16.14	$13.42
Number of accumulation units outstanding at end of period	127,955	96,378	59,314	38,316
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.26
Value at end of period	$6.09
Number of accumulation units outstanding at end of period	809
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during November 2004)
Value at beginning of period	$19.24	$16.07	$13.19	$11.52	$10.69
Value at end of period	$9.72	$19.24	$16.07	$13.19	$11.52
Number of accumulation units outstanding at end of period	88,500	99,303	22,452	10,207	1,302

SDVA

3

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$25.41	$18.52	$13.77	$10.28
Value at end of period	$12.26	$25.41	$18.52	$13.77
Number of accumulation units outstanding at end of period	134,627	135,439	102,809	38,991
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19	$10.00
Value at end of period	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19
Number of accumulation units outstanding at end of period	72,668	88,982	99,336	131,775	110,487	50,682	7,703
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87	$10.00
Value at end of period	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87
Number of accumulation units outstanding at end of period	100,668	113,966	122,935	109,313	85,598	30,406	2,395
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.42	$12.69	$10.67	$10.25
Value at end of period	$7.44	$12.42	$12.69	$10.67
Number of accumulation units outstanding at end of period	251,416	269,279	362,665	380,342
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25	$10.00
Value at end of period	$11.79	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25
Number of accumulation units outstanding at end of period	329,488	359,311	317,079	228,564	150,528	37,732	3,926
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.69	$14.09	$12.93	$11.74	$10.83	$10.00
Value at end of period	$8.23	$13.69	$14.09	$12.93	$11.74	$10.83
Number of accumulation units outstanding at end of period	34,077	44,917	61,704	74,488	74,276	856
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.05	$10.80	$10.24	$9.75	$8.65	$7.12	$8.92	$9.29
Value at end of period	$4.44	$10.05	$10.80	$10.24	$9.75	$8.65	$7.12	$8.92
Number of accumulation units outstanding at end of period	360,035	387,498	415,559	326,967	185,617	132,741	150,754	45,955
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.94
Value at end of period	$10.24
Number of accumulation units outstanding at end of period	33,796
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$14.43	$14.11	$12.06	$11.30	$9.70
Value at end of period	$8.32	$14.43	$14.11	$12.06	$11.30
Number of accumulation units outstanding at end of period	222,716	233,875	215,900	156,447	12,182
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.92	$13.52	$11.83	$11.18	$9.86
Value at end of period	$8.74	$13.92	$13.52	$11.83	$11.18
Number of accumulation units outstanding at end of period	827,590	815,264	789,027	469,157	206,983

SDVA

4

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.42	$12.95	$11.53	$11.00	$9.93
Value at end of period	$9.10	$13.42	$12.95	$11.53	$11.00
Number of accumulation units outstanding at end of period	865,540	881,404	643,186	493,812	182,642
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$13.01	$12.51	$11.33	$10.86	$9.96
Value at end of period	$9.54	$13.01	$12.51	$11.33	$10.86
Number of accumulation units outstanding at end of period	783,369	639,631	481,270	322,252	80,248
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78	$16.64
Value at end of period	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78
Number of accumulation units outstanding at end of period	1,679,566	818,125	379,225	191,796	298,469	174,559	125,682	10,855
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$15.21	$14.74	$12.66	$12.11	$11.13	$10.00
Value at end of period	$9.55	$15.21	$14.74	$12.66	$12.11	$11.13
Number of accumulation units outstanding at end of period	20,017	20,285	32,046	5,318	4,991	3,929
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.26	$12.61	$12.13	$11.25	$9.72
Value at end of period	$8.43	$14.26	$12.61	$12.13	$11.25
Number of accumulation units outstanding at end of period	160,660	172,542	131,122	67,535	28,440
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.27	$15.30	$12.45	$10.06
Value at end of period	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	105,954	97,500	154,055	49,031
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24	$21.21
Value at end of period	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24
Number of accumulation units outstanding at end of period	338,065	410,842	426,361	436,951	288,602	208,270	100,967	23,176
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.69	$14.81	$11.43	$10.05
Value at end of period	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	160,649	158,121	112,423	62,951
ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.10
Value at end of period	$5.36
Number of accumulation units outstanding at end of period	20
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Fund first available during May 2002)
Value at beginning of period	$14.86	$14.07	$12.04	$10.06
Value at end of period	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	108,588	119,469	130,552	145,375

SDVA		5

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2002)
Value at beginning of period	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34	$10.00
Value at end of period	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34
Number of accumulation units outstanding at end of period	176,836	168,973	139,169	54,637	46,615	29,810	1,482
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$26.69	$25.84	$22.70	$21.67	$19.38	$15.71	$21.11	$22.80
Value at end of period	$16.21	$26.69	$25.84	$22.70	$21.67	$19.38	$15.71	$21.11
Number of accumulation units outstanding at end of period	30,102	32,096	33,032	22,986	18,770	18,073	12,099	2,097
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.93	$10.74	$9.37	$8.86	$8.14	$6.62	$9.04	$10.00
Value at end of period	$6.95	$10.93	$10.74	$9.37	$8.86	$8.14	$6.62	$9.04
Number of accumulation units outstanding at end of period	88,588	92,141	101,434	117,122	68,299	53,477	31,205	1,584
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25	$11.80
Value at end of period	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25
Number of accumulation units outstanding at end of period	1,356,952	862,232	725,870	673,582	530,901	367,672	161,644	42,619
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.33	$12.10	$11.22	$10.85	$10.00
Value at end of period	$9.46	$12.33	$12.10	$11.22	$10.85
Number of accumulation units outstanding at end of period	372,409	449,307	476,338	449,334	447,490
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.26	$12.74	$11.01	$10.23
Value at end of period	$8.57	$13.26	$12.74	$11.01
Number of accumulation units outstanding at end of period	46,213	70,706	89,344	42,278
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.71	$12.16	$10.93	$9.96
Value at end of period	$8.42	$12.71	$12.16	$10.93
Number of accumulation units outstanding at end of period	181,447	124,288	52,429	38,742
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.32
Value at end of period	$6.73
Number of accumulation units outstanding at end of period	123,949
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.39
Value at end of period	$6.15
Number of accumulation units outstanding at end of period	786
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.26
Value at end of period	$6.99
Number of accumulation units outstanding at end of period	23,673

SDVA

6

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.96	$12.53	$11.04	$10.18
Value at end of period	$9.30	$12.96	$12.53	$11.04
Number of accumulation units outstanding at end of period	769,031	639,407	395,726	175,769
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.91	$13.63	$11.55	$11.22	$9.76
Value at end of period	$8.86	$13.91	$13.63	$11.55	$11.22
Number of accumulation units outstanding at end of period	289,598	279,296	260,062	257,330	76,763
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.21	$10.02
Value at end of period	$5.83	$10.21
Number of accumulation units outstanding at end of period	18,101	35,104
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$12.80	$11.22	$9.31
Value at end of period	$7.53	$12.80	$11.22
Number of accumulation units outstanding at end of period	139,728	58,432	31,855
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.13	$13.93	$11.53	$10.49
Value at end of period	$8.44	$14.13	$13.93	$11.53
Number of accumulation units outstanding at end of period	110,702	116,403	73,111	1,522
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93	$10.00
Value at end of period	$6.46	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93
Number of accumulation units outstanding at end of period	19,978	25,001	31,611	32,891	38,704	40,717	24,403	3,867
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.70	$13.70	$12.10	$11.21	$10.02
Value at end of period	$8.14	$13.70	$13.70	$12.10	$11.21
Number of accumulation units outstanding at end of period	8,205	12,654	47,595	9,595	4,949
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.70	$13.07	$12.68	$11.56
Value at end of period	$7.88	$15.70	$13.07	$12.68
Number of accumulation units outstanding at end of period	152,236	18,710	15,339	16,815
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32	$10.00
Value at end of period	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	211,587	224,752	248,492	218,865	160,272	84,810	6,160
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.41	$12.13	$10.89	$10.32
Value at end of period	$9.39	$12.41	$12.13	$10.89
Number of accumulation units outstanding at end of period	229,290	118,769	85,406	56,402

SDVA

7

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.95	$12.84	$10.68	$10.23
Value at end of period	$9.87	$13.95	$12.84	$10.68
Number of accumulation units outstanding at end of period	96,721	98,965	93,100	28,115
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.02	$12.81	$11.15	$10.10
Value at end of period	$8.74	$13.02	$12.81	$11.15
Number of accumulation units outstanding at end of period	180,062	148,515	99,858	45,311
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.92	$22.00	$16.13	$13.95	$10.87
Value at end of period	$10.91	$17.92	$22.00	$16.13	$13.95
Number of accumulation units outstanding at end of period	113,525	115,394	126,148	119,731	27,720
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.66
Value at end of period	$6.13
Number of accumulation units outstanding at end of period	1,055,301
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$13.70	$12.79	$10.33	$10.32
Value at end of period	$7.62	$13.70	$12.79	$10.33
Number of accumulation units outstanding at end of period	63,457	77,531	80,021	255
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40	$10.00
Value at end of period	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40
Number of accumulation units outstanding at end of period	1,834,630	1,639,937	397,879	407,086	418,924	334,015	141,983	16,897
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91	$10.00
Value at end of period	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91
Number of accumulation units outstanding at end of period	344,429	393,916	470,325	530,496	517,452	312,714	133,786	25,943
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11	$10.00
Value at end of period	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11
Number of accumulation units outstanding at end of period	259,992	285,715	328,082	388,229	336,053	212,622	97,304	18,193
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.90	$10.42	$10.13	$10.04
Value at end of period	$9.87	$10.90	$10.42	$10.13
Number of accumulation units outstanding at end of period	1,471,381	359,648	249,344	99,176
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.06
Value at end of period	$6.50
Number of accumulation units outstanding at end of period	13,767
SDVA

8

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.55	$13.38	$12.02	$11.06
Value at end of period	$9.43	$14.55	$13.38	$12.02
Number of accumulation units outstanding at end of period	3,750	4,235	4,419	155
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.18
Value at end of period	$7.17
Number of accumulation units outstanding at end of period	57,125
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$10.99	$11.52	$10.43
Value at end of period	$7.32	$10.99	$11.52
Number of accumulation units outstanding at end of period	3,646	4,619	8,651
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.94
Value at end of period	$6.04
Number of accumulation units outstanding at end of period	2,749
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$10.58	$10.32	$9.17	$9.01	$8.36	$10.00
Value at end of period	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36
Number of accumulation units outstanding at end of period	2,122	4,256	6,030	4,857	5,731	1,317
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$13.42	$11.82	$10.16	$9.49	$8.38	$10.00
Value at end of period	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38
Number of accumulation units outstanding at end of period	8,225	8,954	10,395	10,342	11,091	7,306
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.74	$8.24	$7.55	$8.28	$9.38	$10.00
Value at end of period	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38
Number of accumulation units outstanding at end of period	38,392	40,425	53,562	51,285	35,487	16,785

	Separate Account Annual Charges of 1.25%

	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$14.13	$14.43	$11.73	$12.02	$10.73	$8.45	$10.00
Value at end of period	$7.95	$14.13	$14.43	$11.73	$12.02	$10.73	$8.45
Number of accumulation units outstanding at end of period	13,509	13,667	13,844	16,471	37,657	12,940	696

SDVA

9

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.18
Value at end of period	$8.00
Number of accumulation units outstanding at end of period	32,380
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$12.90	$13.41	$11.38	$10.53
Value at end of period	$9.15	$12.90	$13.41	$11.38
Number of accumulation units outstanding at end of period	10,981	7,856	7,758	2,731
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$18.33	$15.82	$14.38	$12.48	$10.98	$8.67	$9.71	$10.00
Value at end of period	$10.37	$18.33	$15.82	$14.38	$12.48	$10.98	$8.67	$9.71
Number of accumulation units outstanding at end of period	346,513	324,819	309,110	333,108	331,754	180,658	77,060	31,173
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.67	$13.67	$11.54	$11.07	$10.08	$7.85	$9.60	$10.00
Value at end of period	$7.72	$13.67	$13.67	$11.54	$11.07	$10.08	$7.85	$9.60
Number of accumulation units outstanding at end of period	154,129	171,636	164,025	161,495	274,974	156,771	67,874	21,430
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.92	$12.71	$12.65	$11.12
Value at end of period	$7.36	$13.92	$12.71	$12.65
Number of accumulation units outstanding at end of period	13,503	13,438	8,060	2,421
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.39
Value at end of period	$7.20
Number of accumulation units outstanding at end of period	4,435
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.99
Value at end of period	$9.02
Number of accumulation units outstanding at end of period	14,956
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.48	$14.03	$12.40	$11.92	$11.00	$10.00
Value at end of period	$8.84	$14.48	$14.03	$12.40	$11.92	$11.00
Number of accumulation units outstanding at end of period	433,030	406,158	402,136	384,895	737,364	110,025
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.25	$14.72	$13.60	$11.91	$10.78	$10.00
Value at end of period	$8.94	$16.25	$14.72	$13.60	$11.91	$10.78
Number of accumulation units outstanding at end of period	382,001	342,729	325,173	331,205	625,575	112,382
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$22.41	$19.01	$16.26	$13.62	$11.62	$10.00
Value at end of period	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62
Number of accumulation units outstanding at end of period	332,316	315,381	286,308	298,841	302,519	126,233

SDVA

10

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.14	$12.54	$11.02	$10.49
Value at end of period	$7.62	$13.14	$12.54	$11.02
Number of accumulation units outstanding at end of period	36,368	54,950	31,133	5,170
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.51
Number of accumulation units outstanding at end of period	1,519
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.99	$12.32	$11.64	$10.91
Value at end of period	$7.81	$12.99	$12.32	$11.64
Number of accumulation units outstanding at end of period	59,794	63,502	47,086	21,910
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.25	$12.86	$11.20	$11.09
Value at end of period	$8.46	$13.25	$12.86	$11.20
Number of accumulation units outstanding at end of period	3,798	3,295	4,994	176
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.23	$10.06	$9.47
Value at end of period	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	43,017	56,002	24,298
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.46	$11.15	$10.16
Value at end of period	$6.88	$11.46	$11.15
Number of accumulation units outstanding at end of period	132,073	107,998	68,019
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.03	$12.16	$10.81	$9.92	$9.71
Value at end of period	$9.18	$13.03	$12.16	$10.81	$9.92
Number of accumulation units outstanding at end of period	30,620	34,967	35,056	34,582	24,849
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.39	$11.24	$10.78	$10.50	$10.38
Value at end of period	$8.86	$12.39	$11.24	$10.78	$10.50
Number of accumulation units outstanding at end of period	12,692	15,969	21,334	22,424	3,737
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.03	$13.29	$12.03	$11.10
Value at end of period	$9.03	$15.03	$13.29	$12.03
Number of accumulation units outstanding at end of period	89,067	73,707	64,750	6,637
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.09	$10.94	$9.95
Value at end of period	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	117,603	68,699	23,067

SDVA

11

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.90	$12.71
Value at end of period	$7.31	$11.90
Number of accumulation units outstanding at end of period	44,743	23,533
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.62	$10.17
Value at end of period	$6.11	$9.62
Number of accumulation units outstanding at end of period	35,605	23,385
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$12.48	$13.64	$11.58
Value at end of period	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	8,440	10,347	13,102
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$21.14	$16.06	$13.40	$11.13
Value at end of period	$12.31	$21.14	$16.06	$13.40
Number of accumulation units outstanding at end of period	35,473	25,885	13,542	3,088
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$19.03	$15.94	$13.12	$10.99
Value at end of period	$9.59	$19.03	$15.94	$13.12
Number of accumulation units outstanding at end of period	41,308	61,495	24,458	2,361
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$25.20	$18.43	$13.74	$10.61
Value at end of period	$12.13	$25.20	$18.43	$13.74
Number of accumulation units outstanding at end of period	27,167	19,013	9,397	4,875
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.47	$17.29	$15.02	$14.02	$11.78	$9.17	$10.00
Value at end of period	$11.55	$17.47	$17.29	$15.02	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	41,976	38,944	40,157	46,014	118,478	25,522	325
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.82	$15.26	$13.25	$13.63	$10.41	$7.85	$10.00
Value at end of period	$10.25	$14.82	$15.26	$13.25	$13.63	$10.41	$7.85
Number of accumulation units outstanding at end of period	36,111	38,065	58,061	42,521	70,555	24,875	203
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.32	$12.62	$10.65	$10.35
Value at end of period	$7.36	$12.32	$12.62	$10.65
Number of accumulation units outstanding at end of period	170,038	156,708	178,988	197,426
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$20.76	$18.05	$14.15	$12.42	$10.67	$8.23	$10.00
Value at end of period	$11.55	$20.76	$18.05	$14.15	$12.42	$10.67	$8.23
Number of accumulation units outstanding at end of period	68,575	79,175	72,925	67,064	112,158	52,301	43

SDVA

12

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.51	$13.95	$12.84	$11.69	$10.82	$10.00
Value at end of period	$8.09	$13.51	$13.95	$12.84	$11.69	$10.82
Number of accumulation units outstanding at end of period	18,113	9,622	9,154	5,891	23,170	6,058
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.83	$10.60	$10.08	$9.63	$8.56	$7.07	$8.89	$9.27
Value at end of period	$4.33	$9.83	$10.60	$10.08	$9.63	$8.56	$7.07	$8.89
Number of accumulation units outstanding at end of period	75,857	79,428	85,546	78,844	187,116	181,179	48,439	26,626
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.99
Value at end of period	$10.21
Number of accumulation units outstanding at end of period	10,309
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$14.27	$14.00	$12.00	$11.27	$11.16
Value at end of period	$8.20	$14.27	$14.00	$12.00	$11.27
Number of accumulation units outstanding at end of period	54,857	60,885	66,046	31,596	124,295
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.76	$13.41	$11.77	$11.16	$10.25
Value at end of period	$8.61	$13.76	$13.41	$11.77	$11.16
Number of accumulation units outstanding at end of period	343,448	260,124	196,042	109,649	330,571
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.28	$12.85	$11.47	$10.98	$9.96
Value at end of period	$8.97	$13.28	$12.85	$11.47	$10.98
Number of accumulation units outstanding at end of period	476,377	420,359	287,549	179,099	564,678
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.86	$12.41	$11.28	$10.84	$10.05
Value at end of period	$9.40	$12.86	$12.41	$11.28	$10.84
Number of accumulation units outstanding at end of period	311,880	260,418	161,778	83,126	200,198
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$17.42	$16.81	$16.26	$16.02	$16.08	$16.16	$16.13	$16.02
Value at end of period	$17.62	$17.42	$16.81	$16.26	$16.02	$16.08	$16.16	$16.13
Number of accumulation units outstanding at end of period	642,414	267,136	168,543	88,658	690,371	727,878	65,629	12,665
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.01	$14.60	$12.57	$12.07	$11.20
Value at end of period	$9.40	$15.01	$14.60	$12.57	$12.07
Number of accumulation units outstanding at end of period	3,585	3,110	3,226	1,222	32,515
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.10	$12.51	$12.07	$11.22	$9.72
Value at end of period	$8.31	$14.10	$12.51	$12.07	$11.22
Number of accumulation units outstanding at end of period	11,297	7,679	7,007	5,867	409,584

SDVA

13

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.12	$15.22	$12.43	$10.20
Value at end of period	$9.04	$18.12	$15.22	$12.43
Number of accumulation units outstanding at end of period	19,401	20,905	18,447	20,045
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$28.41	$27.67	$25.03	$24.63	$22.45	$19.47	$20.77	$20.78
Value at end of period	$21.79	$28.41	$27.67	$25.03	$24.63	$22.45	$19.47	$20.77
Number of accumulation units outstanding at end of period	147,059	136,704	138,508	160,972	618,206	634,937	58,151	22,001
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.54	$14.74	$11.41	$10.16
Value at end of period	$11.40	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	44,479	47,204	37,092	44,225
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Fund first available during May 2002)
Value at beginning of period	$14.73	$14.00	$12.02	$10.06
Value at end of period	$8.68	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	47,624	49,922	53,620	61,225
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2002)
Value at beginning of period	$16.78	$15.98	$13.76	$12.30	$10.83	$8.32	$10.00
Value at end of period	$9.86	$16.78	$15.98	$13.76	$12.30	$10.83	$8.32
Number of accumulation units outstanding at end of period	19,445	14,957	17,307	5,335	12,981	15,201	1,343
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$25.63	$24.90	$21.94	$21.01	$18.85	$15.32	$20.65	$22.33
Value at end of period	$15.52	$25.63	$24.90	$21.94	$21.01	$18.85	$15.32	$20.65
Number of accumulation units outstanding at end of period	13,215	9,981	6,172	9,445	286,983	358,510	8,361	4,166
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.72	$10.56	$9.24	$8.76	$8.08	$6.59	$9.03	$10.00
Value at end of period	$6.80	$10.72	$10.56	$9.24	$8.76	$8.08	$6.59	$9.03
Number of accumulation units outstanding at end of period	48,304	51,237	53,567	60,118	29,256	16,703	13,742	1,857
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.46	$14.36	$13.94	$13.78	$13.31	$12.86	$11.99	$11.56
Value at end of period	$15.91	$15.46	$14.36	$13.94	$13.78	$13.31	$12.86	$11.99
Number of accumulation units outstanding at end of period	340,332	283,613	235,873	228,032	488,955	336,101	104,350	24,543
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$12.20	$12.01	$11.16	$10.83	$10.00
Value at end of period	$9.33	$12.20	$12.01	$11.16	$10.83
Number of accumulation units outstanding at end of period	105,448	154,042	161,645	145,467	585,689
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.15	$12.67	$10.99	$10.67
Value at end of period	$8.48	$13.15	$12.67	$10.99
Number of accumulation units outstanding at end of period	42,648	52,725	27,779	29,084

SDVA

14

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.61	$12.10	$10.91	$10.83
Value at end of period	$8.33	$12.61	$12.10	$10.91
Number of accumulation units outstanding at end of period	31,674	30,890	18,848	65,389
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.19
Value at end of period	$6.72
Number of accumulation units outstanding at end of period	1,879
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.70
Value at end of period	$6.14
Number of accumulation units outstanding at end of period	112
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.05
Value at end of period	$6.98
Number of accumulation units outstanding at end of period	11,987
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.85	$12.47	$11.01	$10.34
Value at end of period	$9.20	$12.85	$12.47	$11.01
Number of accumulation units outstanding at end of period	274,174	205,625	183,902	58,642
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.75	$13.52	$11.49	$11.20	$9.72
Value at end of period	$8.73	$13.75	$13.52	$11.49	$11.20
Number of accumulation units outstanding at end of period	60,535	44,755	41,092	81,038	201,213
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.18	$10.13
Value at end of period	$5.80	$10.18
Number of accumulation units outstanding at end of period	6,831	9,337
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$12.74	$11.20	$9.84
Value at end of period	$7.47	$12.74	$11.20
Number of accumulation units outstanding at end of period	29,475	11,839	629
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.01	$13.86	$11.51	$11.10
Value at end of period	$8.35	$14.01	$13.86	$11.51
Number of accumulation units outstanding at end of period	12,842	15,493	5,595	37
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.62	$10.03	$8.69	$8.67	$7.78	$6.15	$8.92	$10.00
Value at end of period	$6.32	$10.62	$10.03	$8.69	$8.67	$7.78	$6.15	$8.92
Number of accumulation units outstanding at end of period	38,522	37,516	40,267	42,470	51,794	29,934	24,353	8,089

SDVA

15

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.54	$13.59	$12.04	$11.18	$10.16
Value at end of period	$8.02	$13.54	$13.59	$12.04	$11.18
Number of accumulation units outstanding at end of period	623	1,116	1,050	2,359	14,300
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.58	$13.01	$12.66	$10.25
Value at end of period	$7.80	$15.58	$13.01	$12.66
Number of accumulation units outstanding at end of period	84,726	2,254	4,592	2,302
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.83	$14.34	$12.53	$12.26	$10.64	$8.31	$10.00
Value at end of period	$8.68	$13.83	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	89,234	84,982	91,818	96,105	156,846	62,665	4,430
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.31	$12.07	$10.87	$10.41
Value at end of period	$9.29	$12.31	$12.07	$10.87
Number of accumulation units outstanding at end of period	72,567	18,262	14,289	8,367
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.84	$12.77	$10.66	$10.06
Value at end of period	$9.76	$13.84	$12.77	$10.66
Number of accumulation units outstanding at end of period	26,050	16,908	11,266	7,026
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.91	$12.74	$11.13	$10.52
Value at end of period	$8.64	$12.91	$12.74	$11.13
Number of accumulation units outstanding at end of period	89,090	99,108	101,779	24,706
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.72	$21.82	$16.05	$13.92	$10.66
Value at end of period	$10.76	$17.72	$21.82	$16.05	$13.92
Number of accumulation units outstanding at end of period	36,224	30,730	69,353	60,682	106,213
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.46
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	331,077
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$13.61	$12.75	$11.70
Value at end of period	$7.55	$13.61	$12.75
Number of accumulation units outstanding at end of period	26,544	28,565	25,722
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$11.90	$11.50	$10.19	$9.81	$9.01	$7.25	$9.38	$10.00
Value at end of period	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01	$7.25	$9.38
Number of accumulation units outstanding at end of period	741,257	625,058	142,533	136,308	183,047	108,298	46,368	7,036

SDVA

16

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.75	$15.16	$14.06	$12.85	$11.18	$8.58	$9.90	$10.00
Value at end of period	$9.69	$15.75	$15.16	$14.06	$12.85	$11.18	$8.58	$9.90
Number of accumulation units outstanding at end of period	144,046	139,039	164,673	173,738	222,237	111,247	61,372	10,835
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.28	$16.55	$14.76	$13.93	$11.58	$8.64	$10.10	$10.00
Value at end of period	$10.01	$15.28	$16.55	$14.76	$13.93	$11.58	$8.64	$10.10
Number of accumulation units outstanding at end of period	98,976	106,249	115,088	136,963	184,418	108,271	45,701	6,817
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.81	$10.36	$10.11	$10.12
Value at end of period	$9.76	$10.81	$10.36	$10.11
Number of accumulation units outstanding at end of period	525,103	158,394	127,687	157,185
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.06
Value at end of period	$6.48
Number of accumulation units outstanding at end of period	2,864
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.43	$13.31	$11.99	$11.44
Value at end of period	$9.32	$14.43	$13.31	$11.99
Number of accumulation units outstanding at end of period	429	261	87	1,414
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.37
Value at end of period	$7.16
Number of accumulation units outstanding at end of period	44,144
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$10.92	$11.48	$10.33
Value at end of period	$7.25	$10.92	$11.48
Number of accumulation units outstanding at end of period	2,166	1,575	347
PROFUND VP BULL
(Fund first available during March 2004)
Value at beginning of period	$10.37	$10.14	$9.04	$8.91	$8.27
Value at end of period	$6.38	$10.37	$10.14	$9.04	$8.91
Number of accumulation units outstanding at end of period	921	1,043	1,154	1,273	44,221
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$13.15	$11.62	$10.01	$9.38	$8.31	$6.07
Value at end of period	$7.27	$13.15	$11.62	$10.01	$9.38	$8.31
Number of accumulation units outstanding at end of period	161	161	244	245	4,239	8,463
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.64	$8.16	$7.50	$8.25	$9.37	$10.00
Value at end of period	$4.68	$7.64	$8.16	$7.50	$8.25	$9.37
Number of accumulation units outstanding at end of period	7,020	6,770	6,684	14,804	37,895	6,934

SDVA

17

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.40%

	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44	$10.00
Value at end of period	$7.87	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44
Number of accumulation units outstanding at end of period	404	427	934	908	510,227	355,401	767
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.35
Value at end of period	$7.99
Number of accumulation units outstanding at end of period	219
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$12.85	$13.37	$11.36	$10.59
Value at end of period	$9.10	$12.85	$13.37	$11.36
Number of accumulation units outstanding at end of period	1,153	562	674	1,965
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$18.15	$15.69	$14.28	$12.42	$10.93	$8.65	$9.71	$10.00
Value at end of period	$10.25	$18.15	$15.69	$14.28	$12.42	$10.93	$8.65	$9.71
Number of accumulation units outstanding at end of period	83,419	81,584	77,598	64,722	52,998	24,049	17,281	309
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59	$10.00
Value at end of period	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59
Number of accumulation units outstanding at end of period	27,415	36,598	35,232	35,874	3,098,913	2,275,054	26,357	6,165
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.86	$12.68	$12.64	$11.88
Value at end of period	$7.32	$13.86	$12.68	$12.64
Number of accumulation units outstanding at end of period	3,879	2,163	1,764	1,571
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.83
Value at end of period	$9.01
Number of accumulation units outstanding at end of period	18,338
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.38	$13.96	$12.35	$11.90	$10.99	$10.00
Value at end of period	$8.76	$14.38	$13.96	$12.35	$11.90	$10.99
Number of accumulation units outstanding at end of period	131,221	130,735	108,123	99,355	6,533,086	1,032,491
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.14	$14.65	$13.55	$11.89	$10.77	$10.00
Value at end of period	$8.87	$16.14	$14.65	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	147,895	105,848	92,955	64,304	9,535,997	1,647,654

SDVA

18

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$22.26	$18.91	$16.20	$13.59	$11.62	$10.00
Value at end of period	$12.63	$22.26	$18.91	$16.20	$13.59	$11.62
Number of accumulation units outstanding at end of period	61,743	56,718	49,787	29,719	3,147,004	589,077
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.08	$12.51	$11.00	$10.50
Value at end of period	$7.58	$13.08	$12.51	$11.00
Number of accumulation units outstanding at end of period	7,813	8,929	7,552	3,177
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.50
Value at end of period	$6.50
Number of accumulation units outstanding at end of period	1,368
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.93	$12.29	$11.63	$10.90
Value at end of period	$7.77	$12.93	$12.29	$11.63
Number of accumulation units outstanding at end of period	17,818	16,009	16,706	15,659
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.05
Value at end of period	$8.41
Number of accumulation units outstanding at end of period	582
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.21	$10.05	$9.07
Value at end of period	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	7,887	5,719	4,461
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.43	$11.13	$10.44
Value at end of period	$6.85	$11.43	$11.13
Number of accumulation units outstanding at end of period	33,135	36,188	16,886
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$12.96	$12.11	$10.78	$9.91	$8.79
Value at end of period	$9.11	$12.96	$12.11	$10.78	$9.91
Number of accumulation units outstanding at end of period	15,758	11,831	13,501	9,564	332,663
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.32	$11.19	$10.75	$10.49
Value at end of period	$8.80	$12.32	$11.19	$10.75
Number of accumulation units outstanding at end of period	6,975	6,988	8,028	5,873
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.97	$13.26	$12.02	$10.47
Value at end of period	$8.98	$14.97	$13.26	$12.02
Number of accumulation units outstanding at end of period	8,029	8,300	7,206	4,725

SDVA

19

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.31
Value at end of period	$6.02
Number of accumulation units outstanding at end of period	628
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.06	$10.93	$9.95
Value at end of period	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	58,223	48,877	13,034
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.89	$12.57
Value at end of period	$7.29	$11.89
Number of accumulation units outstanding at end of period	24,591	24,071
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.61	$9.73
Value at end of period	$6.09	$9.61
Number of accumulation units outstanding at end of period	9,062	1,720
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$12.45	$13.62	$10.85
Value at end of period	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	5,831	4,020	1,033
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$21.05	$16.02	$13.38	$13.19
Value at end of period	$12.24	$21.05	$16.02	$13.38
Number of accumulation units outstanding at end of period	33,553	19,986	19,309	12,920
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during November 2004)
Value at beginning of period	$18.92	$15.88	$13.09	$11.48	$10.83
Value at end of period	$9.52	$18.92	$15.88	$13.09	$11.48
Number of accumulation units outstanding at end of period	15,983	12,733	1,145	846	778,230
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$25.10	$18.38	$13.73	$10.03
Value at end of period	$12.06	$25.10	$18.38	$13.73
Number of accumulation units outstanding at end of period	31,307	33,485	30,591	5,526
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.32	$17.17	$14.94	$13.97	$11.75	$9.16	$10.00
Value at end of period	$11.43	$17.32	$17.17	$14.94	$13.97	$11.75	$9.16
Number of accumulation units outstanding at end of period	8,503	11,300	11,613	17,028	23,126	4,935	872
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.69	$15.15	$13.18	$13.63	$10.38	$7.85	$10.00
Value at end of period	$10.14	$14.69	$15.15	$13.18	$13.63	$10.38	$7.85
Number of accumulation units outstanding at end of period	11,046	11,325	14,363	8,669	1,519,167	824,986	75

SDVA

20

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.27	$12.59	$10.64	$10.38
Value at end of period	$7.32	$12.27	$12.59	$10.64
Number of accumulation units outstanding at end of period	45,930	42,280	55,584	59,381
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22	$10.00
Value at end of period	$11.44	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22
Number of accumulation units outstanding at end of period	68,866	63,529	58,300	14,888	1,748,507	506,335	0
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$13.42	$13.88	$12.79	$11.67	$11.55
Value at end of period	$8.03	$13.42	$13.88	$12.79	$11.67
Number of accumulation units outstanding at end of period	4,909	5,002	3,037	2,953	1,127,028
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.73	$10.50	$10.00	$9.56	$8.52	$7.05	$8.87	$9.26
Value at end of period	$4.27	$9.73	$10.50	$10.00	$9.56	$8.52	$7.05	$8.87
Number of accumulation units outstanding at end of period	42,714	50,274	48,162	44,770	3,555,247	2,887,495	17,897	4,949
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.98
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	6,184
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.19	$13.94	$11.97	$11.26	$9.99
Value at end of period	$8.14	$14.19	$13.94	$11.97	$11.26
Number of accumulation units outstanding at end of period	81,203	23,429	23,676	34,724	2,006,309
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$13.68	$13.36	$11.74	$11.14	$9.77
Value at end of period	$8.55	$13.68	$13.36	$11.74	$11.14
Number of accumulation units outstanding at end of period	107,797	63,523	59,999	54,937	5,441,382
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$13.20	$12.79	$11.44	$10.97	$9.92
Value at end of period	$8.91	$13.20	$12.79	$11.44	$10.97
Number of accumulation units outstanding at end of period	171,154	103,635	77,379	47,970	6,216,029
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.79	$12.36	$11.25	$10.83	$9.96
Value at end of period	$9.34	$12.79	$12.36	$11.25	$10.83
Number of accumulation units outstanding at end of period	101,133	75,936	59,785	38,930	3,622,165
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.92	$16.35	$15.85	$15.64	$15.71	$15.82	$15.82	$15.72
Value at end of period	$17.09	$16.92	$16.35	$15.85	$15.64	$15.71	$15.82	$15.82
Number of accumulation units outstanding at end of period	262,305	62,353	50,440	18,761	5,672,311	7,879,356	17,952	18,061

SDVA

21

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.91	$14.52	$12.52	$12.04	$11.19
Value at end of period	$9.32	$14.91	$14.52	$12.52	$12.04
Number of accumulation units outstanding at end of period	2,103	2,605	935	551	1,504,119
ING MARSICO GROWTH PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$14.02	$12.46	$12.04	$11.21	$9.87
Value at end of period	$8.25	$14.02	$12.46	$12.04	$11.21
Number of accumulation units outstanding at end of period	9,832	8,699	7,352	5,381	10,491,049
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.05	$15.18	$12.42	$10.80
Value at end of period	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	4,958	4,708	2,035	2,372
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$27.85	$27.16	$24.60	$24.25	$22.13	$19.23	$20.55	$20.57
Value at end of period	$21.32	$27.85	$27.16	$24.60	$24.25	$22.13	$19.23	$20.55
Number of accumulation units outstanding at end of period	40,364	45,530	46,998	50,575	8,667,716	9,215,693	20,972	4,628
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.46	$14.70	$11.40	$10.16
Value at end of period	$11.34	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	13,452	7,341	5,360	6,494
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Fund first available during May 2002)
Value at beginning of period	$14.67	$13.97	$12.00	$10.06
Value at end of period	$8.64	$14.67	$13.97	$12.00
Number of accumulation units outstanding at end of period	6,982	8,636	9,297	10,741
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2002)
Value at beginning of period	$16.64	$15.87	$13.68	$12.25	$10.80	$8.31	$10.00
Value at end of period	$9.76	$16.64	$15.87	$13.68	$12.25	$10.80	$8.31
Number of accumulation units outstanding at end of period	11,107	10,016	5,890	2,845	3,413	2,345	0
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$25.12	$24.44	$21.57	$20.68	$18.59	$15.13	$20.43	$22.11
Value at end of period	$15.19	$25.12	$24.44	$21.57	$20.68	$18.59	$15.13	$20.43
Number of accumulation units outstanding at end of period	7,004	8,325	9,420	9,808	4,647,975	5,432,937	6,456	1,497
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.62	$10.48	$9.18	$8.72	$8.05	$6.57	$9.02	$10.00
Value at end of period	$6.72	$10.62	$10.48	$9.18	$8.72	$8.05	$6.57	$9.02
Number of accumulation units outstanding at end of period	21,696	27,497	30,472	31,204	10,007	9,651	4,228	0
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.15	$14.10	$13.71	$13.57	$13.12	$12.70	$11.86	$11.44
Value at end of period	$15.57	$15.15	$14.10	$13.71	$13.57	$13.12	$12.70	$11.86
Number of accumulation units outstanding at end of period	99,573	66,987	75,799	71,347	5,917,199	5,369,915	78,978	7,501

SDVA

22

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.13	$11.96	$11.13	$10.82	$10.00
Value at end of period	$9.26	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	62,594	71,693	88,969	86,010	9,413,696
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.09	$12.64	$10.98	$10.82
Value at end of period	$8.43	$13.09	$12.64	$10.98
Number of accumulation units outstanding at end of period	9,198	10,087	11,538	11,607
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.56	$12.07	$10.90	$10.92
Value at end of period	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	5,299	4,262	3,211	1,030
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.32
Value at end of period	$6.97
Number of accumulation units outstanding at end of period	2,003
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.80	$12.43	$11.00	$10.34
Value at end of period	$9.15	$12.80	$12.43	$11.00
Number of accumulation units outstanding at end of period	69,538	63,214	22,003	10,149
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$13.68	$13.46	$11.46	$11.19	$9.99
Value at end of period	$8.67	$13.68	$13.46	$11.46	$11.19
Number of accumulation units outstanding at end of period	34,423	32,570	29,220	27,194	4,187,985
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.17	$9.91
Value at end of period	$5.78	$10.17
Number of accumulation units outstanding at end of period	0	245
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$12.71	$11.18	$9.54
Value at end of period	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	18,724	9,088	2,826
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$13.96	$13.82	$12.75
Value at end of period	$8.30	$13.96	$13.82
Number of accumulation units outstanding at end of period	15,415	17,354	5,067
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.52	$9.95	$8.63	$8.62	$7.75	$6.13	$8.91	$10.00
Value at end of period	$6.25	$10.52	$9.95	$8.63	$8.62	$7.75	$6.13	$8.91
Number of accumulation units outstanding at end of period	10,423	12,598	17,254	17,291	16,935	16,465	9,184	2,330

SDVA

23

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.47	$13.53	$12.01	$11.17	$10.99
Value at end of period	$7.97	$13.47	$13.53	$12.01	$11.17
Number of accumulation units outstanding at end of period	7,341	6,204	19,341	503	227
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30	$10.00
Value at end of period	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30
Number of accumulation units outstanding at end of period	22,912	27,653	27,291	24,879	1,370,657	535,743	109
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.26	$12.04	$10.86	$10.55
Value at end of period	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	23,211	4,143	2,673	996
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.78	$12.74	$10.65	$10.23
Value at end of period	$9.71	$13.78	$12.74	$10.65
Number of accumulation units outstanding at end of period	4,898	4,892	2,674	536
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.86	$12.71	$11.11	$10.38
Value at end of period	$8.59	$12.86	$12.71	$11.11
Number of accumulation units outstanding at end of period	9,960	7,943	3,670	2,254
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.62	$21.73	$16.01	$13.90	$11.06
Value at end of period	$10.68	$17.62	$21.73	$16.01	$13.90
Number of accumulation units outstanding at end of period	7,429	6,673	7,920	5,686	1,657,594
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.29
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	155,059
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$13.57	$12.72	$11.70
Value at end of period	$7.52	$13.57	$12.72
Number of accumulation units outstanding at end of period	9,921	8,411	7,846
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$11.78	$11.40	$10.12	$9.76	$8.98	$7.24	$9.38	$10.00
Value at end of period	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98	$7.24	$9.38
Number of accumulation units outstanding at end of period	276,746	196,754	62,774	65,452	1,431,006	494,773	34,433	24,809
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.60	$15.03	$13.97	$12.78	$11.14	$8.56	$9.89	$10.00
Value at end of period	$9.58	$15.60	$15.03	$13.97	$12.78	$11.14	$8.56	$9.89
Number of accumulation units outstanding at end of period	48,887	57,984	63,191	68,278	437,111	33,407	19,211	3,276

SDVA

24

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.13	$16.41	$14.66	$13.85	$11.54	$8.62	$10.09	$10.00
Value at end of period	$9.89	$15.13	$16.41	$14.66	$13.85	$11.54	$8.62	$10.09
Number of accumulation units outstanding at end of period	44,400	44,495	45,794	49,912	424,131	23,184	8,401	795
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.77	$10.33	$10.10	$9.99
Value at end of period	$9.70	$10.77	$10.33	$10.10
Number of accumulation units outstanding at end of period	173,035	27,908	10,449	1,841
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.06
Value at end of period	$6.48
Number of accumulation units outstanding at end of period	3,183
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.37	$13.27	$11.98	$12.08
Value at end of period	$9.27	$14.37	$13.27	$11.98
Number of accumulation units outstanding at end of period	685	597	598	149
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.45
Value at end of period	$7.15
Number of accumulation units outstanding at end of period	1,200
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$10.88	$11.46	$10.35
Value at end of period	$7.21	$10.88	$11.46
Number of accumulation units outstanding at end of period	677	1,544	1,423
PROFUND VP BULL
(Fund first available during March 2004)
Value at beginning of period	$10.27	$10.06	$8.97	$8.86	$8.55
Value at end of period	$6.31	$10.27	$10.06	$8.97	$8.86
Number of accumulation units outstanding at end of period	117	2,890	3,081	3,290	1,756,560
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$13.01	$11.52	$9.94	$9.33	$8.28	$10.00
Value at end of period	$7.19	$13.01	$11.52	$9.94	$9.33	$8.28
Number of accumulation units outstanding at end of period	307	3,077	4,022	4,230	526,719	648,934
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.59	$8.12	$7.47	$8.23	$9.37	$10.00
Value at end of period	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37
Number of accumulation units outstanding at end of period	6,805	1,130	1,878	2,066	834,452	98,866

SDVA

25

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.45%

	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.97	$14.30	$11.64	$11.95	$10.70	$8.44	$10.00
Value at end of period	$7.84	$13.97	$14.30	$11.64	$11.95	$10.70	$8.44
Number of accumulation units outstanding at end of period	16,490	35,176	44,791	57,976	840,926	567,796	4,265
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.15
Value at end of period	$7.99
Number of accumulation units outstanding at end of period	144,331
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$12.83	$13.36	$11.36	$10.17
Value at end of period	$9.08	$12.83	$13.36	$11.36
Number of accumulation units outstanding at end of period	21,384	35,522	53,854	101,863
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$18.09	$15.65	$14.25	$12.39	$10.92	$8.64	$9.70	$10.00
Value at end of period	$10.21	$18.09	$15.65	$14.25	$12.39	$10.92	$8.64	$9.70
Number of accumulation units outstanding at end of period	940,563	1,262,198	1,184,613	947,105	714,836	364,622	141,706	23,738
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.49	$13.52	$11.44	$11.00	$10.03	$7.83	$9.59	$10.00
Value at end of period	$7.60	$13.49	$13.52	$11.44	$11.00	$10.03	$7.83	$9.59
Number of accumulation units outstanding at end of period	408,019	628,695	626,432	505,609	3,518,649	2,445,416	178,215	99,509
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.84	$12.67	$12.63	$11.30
Value at end of period	$7.31	$13.84	$12.67	$12.63
Number of accumulation units outstanding at end of period	58,523	91,660	33,014	14,370
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.07
Value at end of period	$7.19
Number of accumulation units outstanding at end of period	24,539
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.15
Value at end of period	$9.00
Number of accumulation units outstanding at end of period	133,576
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.35	$13.94	$12.34	$11.89	$10.99	$10.00
Value at end of period	$8.74	$14.35	$13.94	$12.34	$11.89	$10.99
Number of accumulation units outstanding at end of period	1,072,823	1,205,340	1,274,710	1,103,900	8,147,136	1,348,350

SDVA

26

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.11	$14.62	$13.53	$11.88	$10.77	$10.00
Value at end of period	$8.84	$16.11	$14.62	$13.53	$11.88	$10.77
Number of accumulation units outstanding at end of period	1,268,127	1,559,666	1,576,120	1,198,712	10,547,830	1,864,132
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$22.21	$18.88	$16.19	$13.58	$11.62	$10.00
Value at end of period	$12.60	$22.21	$18.88	$16.19	$13.58	$11.62
Number of accumulation units outstanding at end of period	614,422	874,834	707,034	558,732	3,292,334	641,852
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.06	$12.49	$11.00	$10.08
Value at end of period	$7.56	$13.06	$12.49	$11.00
Number of accumulation units outstanding at end of period	160,694	219,815	153,972	111,724
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.50
Number of accumulation units outstanding at end of period	189,036
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.91	$12.28	$11.63	$10.89
Value at end of period	$7.75	$12.91	$12.28	$11.63
Number of accumulation units outstanding at end of period	57,851	95,842	94,904	54,674
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.18	$12.82	$11.18	$10.63
Value at end of period	$8.40	$13.18	$12.82	$11.18
Number of accumulation units outstanding at end of period	12,955	24,148	16,965	8,685
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.20	$10.05	$10.22
Value at end of period	$6.62	$10.20	$10.05
Number of accumulation units outstanding at end of period	312,237	166,041	90,710
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.41	$11.12	$9.91	$9.95
Value at end of period	$6.84	$11.41	$11.12	$9.91
Number of accumulation units outstanding at end of period	95,814	100,793	64,978	1,262
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.94	$12.09	$10.77	$9.90	$9.67
Value at end of period	$9.09	$12.94	$12.09	$10.77	$9.90
Number of accumulation units outstanding at end of period	283,944	293,296	245,971	200,632	347,886
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$12.30	$11.18	$10.74	$10.48	$9.31
Value at end of period	$8.78	$12.30	$11.18	$10.74	$10.48
Number of accumulation units outstanding at end of period	57,876	107,628	105,709	95,371	67,584

SDVA

27

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.95	$13.25	$12.01	$9.96
Value at end of period	$8.96	$14.95	$13.25	$12.01
Number of accumulation units outstanding at end of period	147,647	218,935	145,982	68,825
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.41
Value at end of period	$6.02
Number of accumulation units outstanding at end of period	16,357
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.05	$10.92	$9.95
Value at end of period	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	456,916	641,840	182,288
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.88	$12.48
Value at end of period	$7.29	$11.88
Number of accumulation units outstanding at end of period	306,918	282,946
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.60	$10.14
Value at end of period	$6.09	$9.60
Number of accumulation units outstanding at end of period	103,569	64,469
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.44	$13.62	$11.04
Value at end of period	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	76,035	106,326	58,581
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$21.02	$16.01	$13.38	$10.00
Value at end of period	$12.22	$21.02	$16.01	$13.38
Number of accumulation units outstanding at end of period	314,131	369,818	334,613	136,495
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.30
Value at end of period	$6.06
Number of accumulation units outstanding at end of period	4,908
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.89	$15.86	$13.08	$11.48	$9.60
Value at end of period	$9.50	$18.89	$15.86	$13.08	$11.48
Number of accumulation units outstanding at end of period	203,957	234,886	132,885	22,052	1,253,308
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$25.06	$18.36	$13.72	$10.06
Value at end of period	$12.04	$25.06	$18.36	$13.72
Number of accumulation units outstanding at end of period	271,191	306,049	226,411	73,315

SDVA

28

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.27	$17.12	$14.91	$13.95	$11.74	$9.16	$10.00
Value at end of period	$11.40	$17.27	$17.12	$14.91	$13.95	$11.74	$9.16
Number of accumulation units outstanding at end of period	88,108	132,151	168,891	200,030	248,264	108,853	12,516
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.65	$15.12	$13.15	$13.63	$10.37	$7.84	$10.00
Value at end of period	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37	$7.84
Number of accumulation units outstanding at end of period	66,620	149,475	134,373	124,114	2,268,707	1,251,726	11,544
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.25	$12.58	$10.63	$10.13
Value at end of period	$7.31	$12.25	$12.58	$10.63
Number of accumulation units outstanding at end of period	229,401	396,135	538,752	588,743
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$20.52	$17.88	$14.04	$12.35	$10.63	$8.22	$10.00
Value at end of period	$11.40	$20.52	$17.88	$14.04	$12.35	$10.63	$8.22
Number of accumulation units outstanding at end of period	419,809	674,542	526,369	326,789	2,654,772	502,551	1,123
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.39	$13.85	$12.78	$11.66	$10.81	$10.00
Value at end of period	$8.01	$13.39	$13.85	$12.78	$11.66	$10.81
Number of accumulation units outstanding at end of period	19,045	21,333	35,024	30,789	1,431,091	192,028
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.69	$10.46	$9.97	$9.54	$8.50	$7.04	$8.87	$9.25
Value at end of period	$4.25	$9.69	$10.46	$9.97	$9.54	$8.50	$7.04	$8.87
Number of accumulation units outstanding at end of period	212,682	347,854	488,297	386,182	5,139,893	4,499,898	167,273	62,913
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.88
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	229,001
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$14.16	$13.92	$11.96	$11.26	$9.99
Value at end of period	$8.12	$14.16	$13.92	$11.96	$11.26
Number of accumulation units outstanding at end of period	113,172	159,669	181,164	122,790	2,380,908
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$13.66	$13.34	$11.73	$11.14	$10.22
Value at end of period	$8.53	$13.66	$13.34	$11.73	$11.14
Number of accumulation units outstanding at end of period	720,341	894,383	871,301	715,940	5,042,206
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.18	$12.78	$11.43	$10.96	$9.74
Value at end of period	$8.89	$13.18	$12.78	$11.43	$10.96
Number of accumulation units outstanding at end of period	1,295,840	1,642,957	1,396,835	834,731	4,315,877

SDVA

29

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.77	$12.34	$11.24	$10.82	$9.84
Value at end of period	$9.31	$12.77	$12.34	$11.24	$10.82
Number of accumulation units outstanding at end of period	914,181	1,031,251	889,523	616,316	2,025,448
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$16.76	$16.21	$15.71	$15.51	$15.60	$15.71	$15.71	$15.62
Value at end of period	$16.92	$16.76	$16.21	$15.71	$15.51	$15.60	$15.71	$15.71
Number of accumulation units outstanding at end of period	2,902,930	1,775,553	834,228	600,124	6,868,172	9,522,307	379,647	116,590
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$14.88	$14.50	$12.51	$12.03	$11.11	$10.00
Value at end of period	$9.30	$14.88	$14.50	$12.51	$12.03	$11.11
Number of accumulation units outstanding at end of period	24,052	40,811	42,534	21,535	2,121,046	2,060,651
ING MARSICO GROWTH PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.99	$12.44	$12.03	$11.21	$10.02
Value at end of period	$8.23	$13.99	$12.44	$12.03	$11.21
Number of accumulation units outstanding at end of period	107,118	128,851	82,175	58,042	6,723,135
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.03	$15.17	$12.41	$10.06
Value at end of period	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	81,007	109,023	90,947	90,519
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$27.66	$26.99	$24.46	$24.12	$22.03	$19.15	$20.47	$20.50
Value at end of period	$21.16	$27.66	$26.99	$24.46	$24.12	$22.03	$19.15	$20.47
Number of accumulation units outstanding at end of period	298,427	509,058	545,929	586,332	7,209,493	6,645,212	129,465	41,845
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.44	$14.69	$11.39	$10.11
Value at end of period	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	298,673	317,967	240,166	222,209
ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.85
Value at end of period	$5.35
Number of accumulation units outstanding at end of period	422
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Fund first available during May 2002)
Value at beginning of period	$14.65	$13.95	$12.00	$10.06
Value at end of period	$8.62	$14.65	$13.95	$12.00
Number of accumulation units outstanding at end of period	85,989	115,631	130,234	148,134
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2002)
Value at beginning of period	$16.59	$15.83	$13.66	$12.23	$10.79	$8.31	$10.00
Value at end of period	$9.73	$16.59	$15.83	$13.66	$12.23	$10.79	$8.31
Number of accumulation units outstanding at end of period	198,952	205,356	124,633	62,404	46,493	30,149	4,798

SDVA		30

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$24.96	$24.29	$21.44	$20.58	$18.50	$15.07	$20.35	$22.03
Value at end of period	$15.08	$24.96	$24.29	$21.44	$20.58	$18.50	$15.07	$20.35
Number of accumulation units outstanding at end of period	38,182	59,175	85,037	85,696	2,649,538	2,836,831	45,515	7,932
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.58	$10.45	$9.16	$8.70	$8.04	$6.57	$9.02	$10.00
Value at end of period	$6.69	$10.58	$10.45	$9.16	$8.70	$8.04	$6.57	$9.02
Number of accumulation units outstanding at end of period	58,218	72,659	91,935	129,432	72,310	64,239	32,953	10,936
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.05	$14.01	$13.63	$13.50	$13.06	$12.65	$11.81	$11.40
Value at end of period	$15.45	$15.05	$14.01	$13.63	$13.50	$13.06	$12.65	$11.81
Number of accumulation units outstanding at end of period	1,503,501	1,150,425	987,835	952,489	7,272,611	6,415,052	410,567	169,854
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.10	$11.94	$11.12	$10.82	$10.00
Value at end of period	$9.24	$12.10	$11.94	$11.12	$10.82
Number of accumulation units outstanding at end of period	355,072	645,733	891,162	763,255	8,744,441
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.08	$12.63	$10.98	$10.43
Value at end of period	$8.41	$13.08	$12.63	$10.98
Number of accumulation units outstanding at end of period	25,983	72,601	83,748	98,943
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.54	$12.06	$10.89	$10.07
Value at end of period	$8.27	$12.54	$12.06	$10.89
Number of accumulation units outstanding at end of period	164,899	159,682	123,128	130,232
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.25
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	42,302
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.48
Value at end of period	$6.13
Number of accumulation units outstanding at end of period	16,262
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.16
Value at end of period	$6.97
Number of accumulation units outstanding at end of period	124,081
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.78	$12.42	$11.00	$10.10
Value at end of period	$9.13	$12.78	$12.42	$11.00
Number of accumulation units outstanding at end of period	1,033,419	1,123,549	871,871	404,984
SDVA

31

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.65	$13.44	$11.45	$11.18	$10.05
Value at end of period	$8.65	$13.65	$13.44	$11.45	$11.18
Number of accumulation units outstanding at end of period	271,992	370,643	324,040	185,397	4,592,038
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.17	$10.22
Value at end of period	$5.78	$10.17
Number of accumulation units outstanding at end of period	25,234	87,294
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.69	$11.18	$10.17
Value at end of period	$7.43	$12.69	$11.18
Number of accumulation units outstanding at end of period	116,050	74,518	28,173
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.94	$13.81	$11.49	$11.00
Value at end of period	$8.28	$13.94	$13.81	$11.49
Number of accumulation units outstanding at end of period	78,315	88,948	130,257	2,425
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.48	$9.92	$8.61	$8.61	$7.74	$6.13	$8.91	$10.00
Value at end of period	$6.22	$10.48	$9.92	$8.61	$8.61	$7.74	$6.13	$8.91
Number of accumulation units outstanding at end of period	29,675	40,369	50,854	60,516	80,037	82,473	51,743	18,641
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.44	$13.52	$12.00	$11.17	$9.87
Value at end of period	$7.95	$13.44	$13.52	$12.00	$11.17
Number of accumulation units outstanding at end of period	8,957	12,336	15,848	11,669	13,294
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.49	$12.96	$12.64	$11.19
Value at end of period	$7.74	$15.49	$12.96	$12.64
Number of accumulation units outstanding at end of period	109,011	9,660	10,823	18,170
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.68	$14.20	$12.44	$12.20	$10.60	$8.30	$10.00
Value at end of period	$8.56	$13.68	$14.20	$12.44	$12.20	$10.60	$8.30
Number of accumulation units outstanding at end of period	156,178	232,633	294,898	305,003	314,712	128,209	5,134
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.24	$12.03	$10.86	$10.22
Value at end of period	$9.22	$12.24	$12.03	$10.86
Number of accumulation units outstanding at end of period	190,773	182,104	144,450	128,902
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.76	$12.73	$10.65	$10.20
Value at end of period	$9.69	$13.76	$12.73	$10.65
Number of accumulation units outstanding at end of period	155,143	181,142	138,777	95,199

SDVA

32

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.84	$12.70	$11.11	$10.31
Value at end of period	$8.57	$12.84	$12.70	$11.11
Number of accumulation units outstanding at end of period	226,283	443,151	186,203	64,110
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.59	$21.70	$16.00	$13.90	$10.06
Value at end of period	$10.66	$17.59	$21.70	$16.00	$13.90
Number of accumulation units outstanding at end of period	95,437	170,170	341,862	205,694	1,897,527
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$13.55	$12.72	$10.87
Value at end of period	$7.51	$13.55	$12.72
Number of accumulation units outstanding at end of period	41,402	70,167	82,107
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$11.74	$11.37	$10.10	$9.74	$8.97	$7.23	$9.38	$10.00
Value at end of period	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97	$7.23	$9.38
Number of accumulation units outstanding at end of period	3,152,418	3,008,721	587,918	563,149	2,210,160	1,239,109	224,198	27,002
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.55	$14.99	$13.94	$12.76	$11.13	$8.55	$9.89	$10.00
Value at end of period	$9.54	$15.55	$14.99	$13.94	$12.76	$11.13	$8.55	$9.89
Number of accumulation units outstanding at end of period	365,950	518,940	565,542	656,156	1,090,890	317,218	177,259	14,893
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.08	$16.36	$14.63	$13.83	$11.53	$8.61	$10.09	$10.00
Value at end of period	$9.86	$15.08	$16.36	$14.63	$13.83	$11.53	$8.61	$10.09
Number of accumulation units outstanding at end of period	221,420	370,970	545,945	460,193	892,876	255,326	119,408	28,552
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.76	$10.33	$10.10	$10.04
Value at end of period	$9.68	$10.76	$10.33	$10.10
Number of accumulation units outstanding at end of period	2,359,809	388,947	284,351	88,256
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.06
Value at end of period	$6.47
Number of accumulation units outstanding at end of period	26,884
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.35	$13.26	$11.98	$10.42
Value at end of period	$9.25	$14.35	$13.26	$11.98
Number of accumulation units outstanding at end of period	4,363	7,009	8,704	10,623
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.44
Value at end of period	$7.15
Number of accumulation units outstanding at end of period	17,444

SDVA

33

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$10.87	$11.45	$10.56
Value at end of period	$7.20	$10.87	$11.45
Number of accumulation units outstanding at end of period	4,429	7,146	10,933
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.22
Value at end of period	$6.01
Number of accumulation units outstanding at end of period	10,451
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$10.23	$10.03	$8.95	$8.84	$8.24	$10.00
Value at end of period	$6.29	$10.23	$10.03	$8.95	$8.84	$8.24
Number of accumulation units outstanding at end of period	19,260	28,683	33,353	48,020	3,671,891	3,673,934
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$12.97	$11.49	$9.92	$9.31	$8.27	$10.00
Value at end of period	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27
Number of accumulation units outstanding at end of period	9,169	23,411	26,550	30,722	795,586	786,491
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.57	$8.10	$7.46	$8.22	$9.36	$10.00
Value at end of period	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36
Number of accumulation units outstanding at end of period	85,737	114,041	170,267	143,669	1,079,664	214,510

	Separate Account Annual Charges of 1.75%

	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.73	$14.09	$11.51	$11.86	$10.64	$8.42	$10.00
Value at end of period	$7.68	$13.73	$14.09	$11.51	$11.86	$10.64	$8.42
Number of accumulation units outstanding at end of period	12,158	17,635	19,473	21,521	255,487	231,095	1,328
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.14
Value at end of period	$7.97
Number of accumulation units outstanding at end of period	29,714
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$12.72	$13.29	$11.33	$10.03
Value at end of period	$8.98	$12.72	$13.29	$11.33
Number of accumulation units outstanding at end of period	11,728	19,670	24,269	34,235

SDVA

34

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$17.73	$15.39	$14.06	$12.26	$10.84	$8.61	$9.69	$10.00
Value at end of period	$9.98	$17.73	$15.39	$14.06	$12.26	$10.84	$8.61	$9.69
Number of accumulation units outstanding at end of period	306,968	472,504	505,859	445,887	319,740	210,166	80,927	34,448
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79	$9.57	$10.00
Value at end of period	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79	$9.57
Number of accumulation units outstanding at end of period	172,300	278,468	306,614	315,015	1,163,703	987,940	140,604	39,753
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.73	$12.60	$12.61	$11.21
Value at end of period	$7.23	$13.73	$12.60	$12.61
Number of accumulation units outstanding at end of period	30,012	44,650	21,917	10,018
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.26
Value at end of period	$7.17
Number of accumulation units outstanding at end of period	77,205
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.14
Value at end of period	$8.98
Number of accumulation units outstanding at end of period	43,207
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.16	$13.79	$12.25	$11.84	$10.98	$10.00
Value at end of period	$8.60	$14.16	$13.79	$12.25	$11.84	$10.98
Number of accumulation units outstanding at end of period	409,427	594,652	591,894	521,149	1,977,456	542,973
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.90	$14.48	$13.44	$11.83	$10.76	$10.00
Value at end of period	$8.70	$15.90	$14.48	$13.44	$11.83	$10.76
Number of accumulation units outstanding at end of period	420,582	572,491	537,745	479,943	2,291,803	726,382
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$21.92	$18.69	$16.07	$13.53	$11.60	$10.00
Value at end of period	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60
Number of accumulation units outstanding at end of period	213,978	348,184	305,285	234,850	865,696	208,539
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.96	$12.43	$10.98	$10.31
Value at end of period	$7.48	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	24,337	37,266	32,972	22,586
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.49
Number of accumulation units outstanding at end of period	19,450

SDVA

35

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.81	$12.21	$11.60	$10.64
Value at end of period	$7.67	$12.81	$12.21	$11.60
Number of accumulation units outstanding at end of period	45,955	54,384	59,942	53,910
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.07	$12.75	$11.16	$11.02
Value at end of period	$8.30	$13.07	$12.75	$11.16
Number of accumulation units outstanding at end of period	9,977	11,999	17,314	6,372
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.15	$10.03	$10.05
Value at end of period	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	31,915	31,464	13,807
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.34	$11.08	$9.91	$9.93
Value at end of period	$6.77	$11.34	$11.08	$9.91
Number of accumulation units outstanding at end of period	20,934	30,713	27,831	5,194
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$12.79	$12.00	$10.72	$9.88	$8.93
Value at end of period	$8.96	$12.79	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	46,226	53,813	70,035	70,166	78,661
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$12.16	$11.09	$10.69	$10.46	$9.34
Value at end of period	$8.65	$12.16	$11.09	$10.69	$10.46
Number of accumulation units outstanding at end of period	14,954	21,714	26,484	32,324	4,715
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.82	$13.18	$11.99	$9.95
Value at end of period	$8.86	$14.82	$13.18	$11.99
Number of accumulation units outstanding at end of period	68,515	74,503	65,085	29,573
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.25
Value at end of period	$6.01
Number of accumulation units outstanding at end of period	1,503
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.99	$10.90	$10.00
Value at end of period	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	200,497	224,942	92,585
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.86	$12.56
Value at end of period	$7.25	$11.86
Number of accumulation units outstanding at end of period	58,150	65,139

SDVA

36

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.58	$10.00
Value at end of period	$6.05	$9.58
Number of accumulation units outstanding at end of period	110,359	118,027
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.38	$13.59	$11.46
Value at end of period	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	23,669	24,009	12,666
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.85	$15.92	$13.35	$10.25
Value at end of period	$12.08	$20.85	$15.92	$13.35
Number of accumulation units outstanding at end of period	76,299	74,303	70,002	20,928
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.40
Value at end of period	$6.05
Number of accumulation units outstanding at end of period	934
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.68	$15.73	$13.01	$11.45	$9.65
Value at end of period	$9.36	$18.68	$15.73	$13.01	$11.45
Number of accumulation units outstanding at end of period	50,554	63,575	28,063	8,588	293,821
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$24.86	$18.27	$13.69	$10.56
Value at end of period	$11.90	$24.86	$18.27	$13.69
Number of accumulation units outstanding at end of period	63,201	79,601	57,079	25,623
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$16.97	$16.88	$14.75	$13.83	$11.68	$9.14	$10.00
Value at end of period	$11.17	$16.97	$16.88	$14.75	$13.83	$11.68	$9.14
Number of accumulation units outstanding at end of period	85,153	88,253	109,609	135,651	189,608	65,061	6,147
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83	$10.00
Value at end of period	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83
Number of accumulation units outstanding at end of period	31,195	50,964	51,518	46,549	434,570	299,555	2,705
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.15	$12.52	$10.61	$10.06
Value at end of period	$7.22	$12.15	$12.52	$10.61
Number of accumulation units outstanding at end of period	214,580	328,219	347,897	395,613
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$20.17	$17.63	$13.89	$12.25	$10.58	$8.21	$10.00
Value at end of period	$11.17	$20.17	$17.63	$13.89	$12.25	$10.58	$8.21
Number of accumulation units outstanding at end of period	81,666	100,240	108,821	100,067	330,064	172,289	806

SDVA

37

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.22	$13.71	$12.69	$11.61	$10.80	$10.00
Value at end of period	$7.88	$13.22	$13.71	$12.69	$11.61	$10.80
Number of accumulation units outstanding at end of period	20,571	35,682	35,875	35,992	179,814	51,221
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.48	$10.26	$9.81	$9.42	$8.42	$6.99	$8.83	$9.23
Value at end of period	$4.15	$9.48	$10.26	$9.81	$9.42	$8.42	$6.99	$8.83
Number of accumulation units outstanding at end of period	72,975	106,874	115,590	143,888	2,049,535	2,197,627	75,160	35,491
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.84
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	15,769
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2004)
Value at beginning of period	$14.01	$13.81	$11.90	$11.24	$9.95
Value at end of period	$8.01	$14.01	$13.81	$11.90	$11.24
Number of accumulation units outstanding at end of period	75,360	103,823	118,289	62,555	175,365
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$13.51	$13.23	$11.67	$11.12	$10.10
Value at end of period	$8.41	$13.51	$13.23	$11.67	$11.12
Number of accumulation units outstanding at end of period	392,290	516,724	406,449	211,135	890,382
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$13.03	$12.67	$11.37	$10.94	$10.03
Value at end of period	$8.76	$13.03	$12.67	$11.37	$10.94
Number of accumulation units outstanding at end of period	545,616	703,855	489,481	327,026	659,396
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$12.62	$12.24	$11.18	$10.80	$9.97
Value at end of period	$9.18	$12.62	$12.24	$11.18	$10.80
Number of accumulation units outstanding at end of period	648,597	680,817	548,309	325,623	640,990
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.82	$15.34	$14.92	$14.78	$14.90	$15.05	$15.11	$15.04
Value at end of period	$15.92	$15.82	$15.34	$14.92	$14.78	$14.90	$15.05	$15.11
Number of accumulation units outstanding at end of period	1,385,333	950,438	503,921	163,682	1,213,060	1,545,927	116,034	20,175
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$14.68	$14.35	$12.42	$11.98	$11.10	$10.00
Value at end of period	$9.15	$14.68	$14.35	$12.42	$11.98	$11.10
Number of accumulation units outstanding at end of period	11,220	21,077	22,347	7,228	625,795	676,868
ING MARSICO GROWTH PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$13.84	$12.34	$11.97	$11.18	$10.08
Value at end of period	$8.11	$13.84	$12.34	$11.97	$11.18
Number of accumulation units outstanding at end of period	19,430	26,985	19,088	33,051	1,545,306

SDVA

38

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.88	$15.09	$12.39	$10.00
Value at end of period	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	28,090	43,845	45,314	30,219
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$26.57	$26.00	$23.64	$23.38	$21.42	$18.67	$20.03	$20.08
Value at end of period	$20.27	$26.57	$26.00	$23.64	$23.38	$21.42	$18.67	$20.03
Number of accumulation units outstanding at end of period	198,538	273,661	288,425	339,932	2,918,631	2,962,240	136,882	43,752
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.29	$14.61	$11.37	$10.07
Value at end of period	$11.19	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	100,788	94,127	79,898	58,814
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Fund first available during May 2002)
Value at beginning of period	$14.53	$13.88	$11.98	$10.06
Value at end of period	$8.52	$14.53	$13.88	$11.98
Number of accumulation units outstanding at end of period	40,891	55,303	66,177	74,697
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2002)
Value at beginning of period	$16.30	$15.61	$13.51	$12.13	$10.74	$8.29	$10.00
Value at end of period	$9.53	$16.30	$15.61	$13.51	$12.13	$10.74	$8.29
Number of accumulation units outstanding at end of period	34,743	53,350	49,580	15,023	25,934	16,831	295
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$23.97	$23.40	$20.72	$19.95	$17.99	$14.69	$19.91	$21.58
Value at end of period	$14.44	$23.97	$23.40	$20.72	$19.95	$17.99	$14.69	$19.91
Number of accumulation units outstanding at end of period	21,704	37,088	41,528	41,973	900,648	978,846	25,548	9,494
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.37	$10.28	$9.03	$8.61	$7.98	$6.54	$9.01	$10.00
Value at end of period	$6.54	$10.37	$10.28	$9.03	$8.61	$7.98	$6.54	$9.01
Number of accumulation units outstanding at end of period	36,394	41,971	79,079	87,969	53,133	34,458	28,742	15,562
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.45	$13.50	$13.17	$13.08	$12.70	$12.34	$11.55	$11.17
Value at end of period	$14.80	$14.45	$13.50	$13.17	$13.08	$12.70	$12.34	$11.55
Number of accumulation units outstanding at end of period	576,714	549,611	488,214	531,245	2,353,927	2,257,025	238,795	111,130
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.97	$11.84	$11.07	$10.79	$10.00
Value at end of period	$9.11	$11.97	$11.84	$11.07	$10.79
Number of accumulation units outstanding at end of period	131,540	227,570	251,546	262,811	2,556,237
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.97	$12.57	$10.95	$10.64
Value at end of period	$8.32	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	21,325	37,122	44,851	43,430

SDVA

39

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.44	$12.00	$10.87	$10.14
Value at end of period	$8.17	$12.44	$12.00	$10.87
Number of accumulation units outstanding at end of period	29,381	33,962	23,279	39,380
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.09
Value at end of period	$6.69
Number of accumulation units outstanding at end of period	27,289
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.38
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	8,334
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.36
Value at end of period	$6.95
Number of accumulation units outstanding at end of period	22,724
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.68	$12.36	$10.97	$9.99
Value at end of period	$9.03	$12.68	$12.36	$10.97
Number of accumulation units outstanding at end of period	234,640	335,786	271,293	102,114
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$13.50	$13.33	$11.40	$11.16	$10.07
Value at end of period	$8.53	$13.50	$13.33	$11.40	$11.16
Number of accumulation units outstanding at end of period	125,026	132,415	135,716	116,092	1,402,760
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.15	$10.22
Value at end of period	$5.75	$10.15
Number of accumulation units outstanding at end of period	3,565	324
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.63	$11.16	$10.17
Value at end of period	$7.37	$12.63	$11.16
Number of accumulation units outstanding at end of period	33,678	18,700	8,343
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.82	$13.74	$11.47	$10.28
Value at end of period	$8.19	$13.82	$13.74	$11.47
Number of accumulation units outstanding at end of period	14,595	22,698	26,144	2,415
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.28	$9.76	$8.50	$8.52	$7.68	$6.10	$8.89	$10.00
Value at end of period	$6.08	$10.28	$9.76	$8.50	$8.52	$7.68	$6.10	$8.89
Number of accumulation units outstanding at end of period	14,781	25,014	24,968	30,316	44,868	47,044	45,652	39,763

SDVA

40

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.29	$13.41	$11.94	$11.47
Value at end of period	$7.84	$13.29	$13.41	$11.94
Number of accumulation units outstanding at end of period	484	485	852	2,196
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.36	$12.89	$12.61	$11.18
Value at end of period	$7.65	$15.36	$12.89	$12.61
Number of accumulation units outstanding at end of period	62,164	5,286	10,504	2,480
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.44	$14.00	$12.30	$12.10	$10.55	$8.28	$10.00
Value at end of period	$8.39	$13.44	$14.00	$12.30	$12.10	$10.55	$8.28
Number of accumulation units outstanding at end of period	100,672	140,726	152,841	145,014	733,524	589,925	6,396
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.14	$11.96	$10.83	$10.21
Value at end of period	$9.12	$12.14	$11.96	$10.83
Number of accumulation units outstanding at end of period	72,922	49,418	41,545	25,643
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.65	$12.66	$10.62	$10.09
Value at end of period	$9.58	$13.65	$12.66	$10.62
Number of accumulation units outstanding at end of period	31,246	40,607	39,650	27,021
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.73	$12.63	$11.09	$10.33
Value at end of period	$8.48	$12.73	$12.63	$11.09
Number of accumulation units outstanding at end of period	64,900	93,646	102,143	25,456
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.40	$21.53	$15.92	$13.87	$9.68
Value at end of period	$10.51	$17.40	$21.53	$15.92	$13.87
Number of accumulation units outstanding at end of period	40,770	66,216	85,730	63,136	463,695
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.53
Value at end of period	$6.08
Number of accumulation units outstanding at end of period	1,016,111
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$13.47	$12.67	$10.89
Value at end of period	$7.43	$13.47	$12.67
Number of accumulation units outstanding at end of period	20,272	25,780	25,500
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$11.51	$11.18	$9.96	$9.64	$8.90	$7.20	$9.36	$10.00
Value at end of period	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90	$7.20	$9.36
Number of accumulation units outstanding at end of period	1,943,130	1,875,407	265,732	263,048	548,608	275,705	35,518	6,121

SDVA

41

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.24	$14.74	$13.75	$12.62	$11.04	$8.51	$9.87	$10.00
Value at end of period	$9.32	$15.24	$14.74	$13.75	$12.62	$11.04	$8.51	$9.87
Number of accumulation units outstanding at end of period	198,220	284,569	330,075	380,649	430,312	189,683	94,503	23,562
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.78	$16.09	$14.43	$13.68	$11.44	$8.57	$10.07	$10.00
Value at end of period	$9.64	$14.78	$16.09	$14.43	$13.68	$11.44	$8.57	$10.07
Number of accumulation units outstanding at end of period	133,846	186,973	226,332	255,221	345,339	128,264	50,587	7,282
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.67	$10.27	$10.08	$10.02
Value at end of period	$9.57	$10.67	$10.27	$10.08
Number of accumulation units outstanding at end of period	1,236,734	156,180	134,360	58,209
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.05
Value at end of period	$6.46
Number of accumulation units outstanding at end of period	3,759
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.24	$13.19	$11.95	$11.40
Value at end of period	$9.15	$14.24	$13.19	$11.95
Number of accumulation units outstanding at end of period	8,447	8,804	13,856	4,439
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.68
Value at end of period	$7.13
Number of accumulation units outstanding at end of period	9,187
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.80	$11.42	$9.71	$9.86
Value at end of period	$7.13	$10.80	$11.42	$9.71
Number of accumulation units outstanding at end of period	3,616	5,184	4,054	507
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.92
Value at end of period	$6.00
Number of accumulation units outstanding at end of period	816
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$10.03	$9.86	$8.83	$8.74	$8.18	$10.00
Value at end of period	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18
Number of accumulation units outstanding at end of period	2,211	4,738	4,927	5,894	518,311	467,546
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$12.71	$11.29	$9.78	$9.21	$8.20	$10.00
Value at end of period	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20
Number of accumulation units outstanding at end of period	1,645	5,753	7,207	5,031	140,140	190,714

SDVA		42

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.47	$8.02	$7.41	$8.19	$9.35	$10.00
Value at end of period	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35
Number of accumulation units outstanding at end of period	22,248	36,075	43,490	45,832	282,310	74,879

	Separate Account Annual Charges of 1.90%

	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41	$10.00
Value at end of period	$7.61	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41
Number of accumulation units outstanding at end of period	3,826	3,829	6,541	6,543	668,459	510,398	0
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.62
Value at end of period	$7.96
Number of accumulation units outstanding at end of period	17,229
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$12.67	$13.26	$11.32	$10.19
Value at end of period	$8.93	$12.67	$13.26	$11.32
Number of accumulation units outstanding at end of period	7,125	10,744	11,104	11,597
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68	$10.00
Value at end of period	$9.87	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68
Number of accumulation units outstanding at end of period	112,124	167,342	165,314	155,560	117,473	73,653	26,329	8,281
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57	$10.00
Value at end of period	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57
Number of accumulation units outstanding at end of period	122,027	147,298	133,068	139,709	3,034,707	1,794,730	24,657	9,493
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.67	$12.57	$12.59	$11.00
Value at end of period	$7.19	$13.67	$12.57	$12.59
Number of accumulation units outstanding at end of period	12,437	18,416	10,480	5,547
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.92
Value at end of period	$7.16
Number of accumulation units outstanding at end of period	126

SDVA

43

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.13
Value at end of period	$8.97
Number of accumulation units outstanding at end of period	57,287
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.07	$13.72	$12.21	$11.82	$10.97	$10.00
Value at end of period	$8.53	$14.07	$13.72	$12.21	$11.82	$10.97
Number of accumulation units outstanding at end of period	203,674	282,053	275,143	259,406	9,395,072	1,387,064
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.79	$14.40	$13.39	$11.80	$10.75	$10.00
Value at end of period	$8.63	$15.79	$14.40	$13.39	$11.80	$10.75
Number of accumulation units outstanding at end of period	315,600	378,379	365,547	361,680	12,085,363	1,785,979
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$21.78	$18.59	$16.01	$13.50	$11.60	$10.00
Value at end of period	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60
Number of accumulation units outstanding at end of period	137,719	186,510	174,458	156,496	3,432,847	564,361
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.90	$12.40	$10.97	$10.42
Value at end of period	$7.44	$12.90	$12.40	$10.97
Number of accumulation units outstanding at end of period	54,352	53,674	15,523	17,235
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.48
Number of accumulation units outstanding at end of period	3,252
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.76	$12.18	$11.59	$11.18
Value at end of period	$7.62	$12.76	$12.18	$11.59
Number of accumulation units outstanding at end of period	28,574	37,675	47,308	44,540
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.01	$12.72	$11.14	$11.03
Value at end of period	$8.26	$13.01	$12.72	$11.14
Number of accumulation units outstanding at end of period	3,201	4,759	4,804	3,528
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.12	$10.02	$10.19
Value at end of period	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	4,994	4,112	5,452
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.31	$11.07	$9.96
Value at end of period	$6.74	$11.31	$11.07
Number of accumulation units outstanding at end of period	19,769	21,550	18,010

SDVA

44

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.72	$11.95	$10.69	$9.87	$9.95
Value at end of period	$8.90	$12.72	$11.95	$10.69	$9.87
Number of accumulation units outstanding at end of period	64,844	65,076	71,746	69,489	592,804
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during December 2004)
Value at beginning of period	$12.09	$11.04	$10.66	$10.45	$10.48
Value at end of period	$8.59	$12.09	$11.04	$10.66	$10.45
Number of accumulation units outstanding at end of period	3,277	8,614	10,224	12,100	45,863
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.76	$13.15	$11.97	$11.08
Value at end of period	$8.81	$14.76	$13.15	$11.97
Number of accumulation units outstanding at end of period	57,885	62,177	32,111	22,982
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.86
Value at end of period	$6.00
Number of accumulation units outstanding at end of period	171
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.96	$10.89	$9.98
Value at end of period	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	81,432	106,851	42,469
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.85	$12.70
Value at end of period	$7.23	$11.85
Number of accumulation units outstanding at end of period	68,923	70,039
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.57	$10.09
Value at end of period	$6.04	$9.57
Number of accumulation units outstanding at end of period	34,671	33,974
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.35	$13.58	$11.42
Value at end of period	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	8,882	13,622	13,045
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.76	$15.88	$13.33	$10.22
Value at end of period	$12.02	$20.76	$15.88	$13.33
Number of accumulation units outstanding at end of period	38,394	43,464	47,838	14,432
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$18.57	$15.66	$12.98	$11.44	$10.31
Value at end of period	$9.29	$18.57	$15.66	$12.98	$11.44
Number of accumulation units outstanding at end of period	49,979	63,930	6,521	2,118	1,251,267

SDVA

45

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$24.75	$18.22	$13.68	$10.34
Value at end of period	$11.83	$24.75	$18.22	$13.68
Number of accumulation units outstanding at end of period	36,266	50,695	30,698	12,577
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13	$10.00
Value at end of period	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13
Number of accumulation units outstanding at end of period	37,233	53,606	120,976	141,544	143,912	82,437	2,029
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82	$10.00
Value at end of period	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82
Number of accumulation units outstanding at end of period	53,162	67,737	70,056	83,207	2,099,655	1,006,794	2,735
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.10	$12.49	$10.60	$10.35
Value at end of period	$7.18	$12.10	$12.49	$10.60
Number of accumulation units outstanding at end of period	111,294	158,014	216,347	251,520
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20	$10.00
Value at end of period	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20
Number of accumulation units outstanding at end of period	51,840	77,444	74,000	53,936	3,062,604	582,823	2,717
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.13	$13.64	$12.64	$11.59	$10.80	$10.00
Value at end of period	$7.81	$13.13	$13.64	$12.64	$11.59	$10.80
Number of accumulation units outstanding at end of period	17,908	22,089	19,873	26,458	1,947,332	291,189
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$9.37	$10.17	$9.73	$9.36	$8.38	$6.97	$8.82	$9.22
Value at end of period	$4.10	$9.37	$10.17	$9.73	$9.36	$8.38	$6.97	$8.82
Number of accumulation units outstanding at end of period	49,384	78,577	91,577	96,826	4,964,766	4,168,723	38,567	19,211
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.96
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	7,903
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.93	$13.75	$11.87	$11.22	$9.60
Value at end of period	$7.95	$13.93	$13.75	$11.87	$11.22
Number of accumulation units outstanding at end of period	53,624	122,962	119,655	76,208	4,747,062
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.43	$13.18	$11.64	$11.11	$10.08
Value at end of period	$8.35	$13.43	$13.18	$11.64	$11.11
Number of accumulation units outstanding at end of period	93,829	179,939	128,399	112,685	8,321,452

SDVA

46

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.96	$12.62	$11.34	$10.93	$9.77
Value at end of period	$8.70	$12.96	$12.62	$11.34	$10.93
Number of accumulation units outstanding at end of period	213,692	308,611	203,295	149,841	7,820,447
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.55	$12.19	$11.15	$10.79	$10.09
Value at end of period	$9.12	$12.55	$12.19	$11.15	$10.79
Number of accumulation units outstanding at end of period	197,276	177,204	152,623	119,838	3,664,368
ING LIQUID ASSETS PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81	$14.76
Value at end of period	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81
Number of accumulation units outstanding at end of period	701,838	517,187	423,630	301,712	5,864,378	5,938,918	130,083	45,601
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during December 2003)
Value at beginning of period	$14.59	$14.28	$12.37	$11.96	$11.09	$10.00
Value at end of period	$9.07	$14.59	$14.28	$12.37	$11.96	$11.09
Number of accumulation units outstanding at end of period	22,015	25,164	25,181	21,046	2,375,113	2,433,238
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.76	$12.29	$11.94	$11.17	$9.69
Value at end of period	$8.06	$13.76	$12.29	$11.94	$11.17
Number of accumulation units outstanding at end of period	14,633	16,444	12,344	10,443	5,851,107
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.81	$15.06	$12.37	$10.31
Value at end of period	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	26,068	29,695	27,358	27,718
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81	$19.87
Value at end of period	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81
Number of accumulation units outstanding at end of period	105,511	159,237	167,405	157,559	6,519,914	5,686,198	58,555	8,837
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.21	$14.58	$11.36	$10.15
Value at end of period	$11.13	$18.21	$14.58	$11.36
Number of accumulation units outstanding at end of period	41,108	45,911	43,360	31,643
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Fund first available during May 2002)
Value at beginning of period	$14.47	$13.85	$11.96	$10.06
Value at end of period	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	44,624	61,537	69,753	74,094
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2002)
Value at beginning of period	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28	$10.00
Value at end of period	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28
Number of accumulation units outstanding at end of period	11,592	16,883	14,129	7,670	19,568	16,760	193

SDVA

47

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during July 2001)
Value at beginning of period	$23.49	$22.97	$20.37	$19.64	$17.73	$14.51	$19.69	$21.36
Value at end of period	$14.13	$23.49	$22.97	$20.37	$19.64	$17.73	$14.51	$19.69
Number of accumulation units outstanding at end of period	17,023	23,077	29,900	29,661	2,260,629	2,258,725	15,015	1,674
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.27	$10.19	$8.97	$8.57	$7.95	$6.52	$9.00	$10.00
Value at end of period	$6.47	$10.27	$10.19	$8.97	$8.57	$7.95	$6.52	$9.00
Number of accumulation units outstanding at end of period	26,530	28,348	31,506	39,022	15,744	13,516	7,083	3,112
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43	$11.05
Value at end of period	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43
Number of accumulation units outstanding at end of period	266,687	240,250	188,700	191,646	6,098,052	5,824,732	280,008	20,362
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.90	$11.80	$11.04	$10.78	$10.00
Value at end of period	$9.05	$11.90	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	139,311	198,252	204,294	182,920	8,122,576
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.92	$12.53	$10.94	$10.77
Value at end of period	$8.27	$12.92	$12.53	$10.94
Number of accumulation units outstanding at end of period	19,744	24,688	25,524	24,534
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.39	$11.97	$10.86	$10.47
Value at end of period	$8.13	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	101,456	101,887	21,668	13,303
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.61
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	303
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.31
Value at end of period	$6.94
Number of accumulation units outstanding at end of period	6,375
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.62	$12.33	$10.96	$10.05
Value at end of period	$8.98	$12.62	$12.33	$10.96
Number of accumulation units outstanding at end of period	153,663	193,477	144,645	51,306
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$13.42	$13.28	$11.37	$11.15	$10.07
Value at end of period	$8.47	$13.42	$13.28	$11.37	$11.15
Number of accumulation units outstanding at end of period	50,205	75,180	44,680	36,115	5,039,682

SDVA

48

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.14	$10.30
Value at end of period	$5.73	$10.14
Number of accumulation units outstanding at end of period	1,263	576
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$12.60	$11.15	$9.61
Value at end of period	$7.34	$12.60	$11.15
Number of accumulation units outstanding at end of period	37,621	16,971	5,116
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.77	$13.70	$11.46	$10.28
Value at end of period	$8.15	$13.77	$13.70	$11.46
Number of accumulation units outstanding at end of period	13,985	25,283	16,003	6,246
ING THORNBURG VALUE PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89	$10.00
Value at end of period	$6.01	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89
Number of accumulation units outstanding at end of period	27,003	35,639	43,384	51,164	52,656	57,505	27,828	5,621
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.22	$13.35	$11.91	$11.13	$10.01
Value at end of period	$7.78	$13.22	$13.35	$11.91	$11.13
Number of accumulation units outstanding at end of period	634	2,055	1,795	2,950	2,964
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.30	$12.86	$12.60	$11.13
Value at end of period	$7.61	$15.30	$12.86	$12.60
Number of accumulation units outstanding at end of period	87,197	4,116	3,838	3,805
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27	$10.00
Value at end of period	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27
Number of accumulation units outstanding at end of period	39,124	57,070	95,691	98,322	177,317	54,491	2,102
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.09	$11.93	$10.82	$10.48
Value at end of period	$9.06	$12.09	$11.93	$10.82
Number of accumulation units outstanding at end of period	33,284	21,895	15,076	28,433
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.59	$12.63	$10.61	$10.19
Value at end of period	$9.52	$13.59	$12.63	$10.61
Number of accumulation units outstanding at end of period	26,935	42,628	35,898	19,921
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.68	$12.60	$11.07	$10.68
Value at end of period	$8.43	$12.68	$12.60	$11.07
Number of accumulation units outstanding at end of period	36,970	41,623	38,660	18,860

SDVA

49

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.30	$21.44	$15.88	$13.86	$9.70
Value at end of period	$10.43	$17.30	$21.44	$15.88	$13.86
Number of accumulation units outstanding at end of period	20,724	46,503	61,826	41,575	1,760,569
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.26
Value at end of period	$6.07
Number of accumulation units outstanding at end of period	539,831
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$13.43	$12.65	$10.64
Value at end of period	$7.40	$13.43	$12.65
Number of accumulation units outstanding at end of period	30,513	38,242	33,832
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36	$10.00
Value at end of period	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36
Number of accumulation units outstanding at end of period	1,162,616	1,006,831	121,893	127,326	1,954,792	957,662	26,792	4,667
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87	$10.00
Value at end of period	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87
Number of accumulation units outstanding at end of period	129,754	170,272	204,576	215,751	770,708	113,912	97,941	4,408
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07	$10.00
Value at end of period	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07
Number of accumulation units outstanding at end of period	104,324	153,572	172,412	176,453	711,336	101,972	69,821	5,763
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.62	$10.25	$10.06	$10.03
Value at end of period	$9.52	$10.62	$10.25	$10.06
Number of accumulation units outstanding at end of period	780,147	105,617	68,813	38,902
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.05
Value at end of period	$6.45
Number of accumulation units outstanding at end of period	3,230
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.18	$13.16	$11.94	$11.12
Value at end of period	$9.10	$14.18	$13.16	$11.94
Number of accumulation units outstanding at end of period	883	975	2,134	1,178
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.54
Value at end of period	$7.12
Number of accumulation units outstanding at end of period	1,880

SDVA

50

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.77	$11.40	$11.11
Value at end of period	$7.10	$10.77	$11.40
Number of accumulation units outstanding at end of period	9,193	9,700	634
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$9.93	$9.77	$8.76	$8.69	$8.14	$10.00
Value at end of period	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14
Number of accumulation units outstanding at end of period	564	565	9,584	22,904	1,940,698	1,278,503
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$12.58	$11.19	$9.71	$9.16	$8.17	$10.00
Value at end of period	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17
Number of accumulation units outstanding at end of period	6,107	5,976	6,151	7,232	557,626	445,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.42	$7.98	$7.39	$8.17	$9.35	$10.00
Value at end of period	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35
Number of accumulation units outstanding at end of period	25,041	32,867	37,896	35,267	1,007,799	812,145

SDVA

51

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Financial Statements of ING USA Annuity and Life Insurance Company:
	•	Report of Independent Registered Public Accounting Firm
	•	Statements of Operations for the years ended December 31, 2008, 2007, and 2006
	•	Balance Sheets as of December 31, 2008 and 2007
	•	Statements of Changes in Shareholder’s Equity for the years ended December 31, 2008, 2007, and 2006
	•	Statements of Cash Flows for the years ended December 31, 2008, 2007, and 2006
	•	Notes to Financial Statements
Financial Statements of Separate Account B:
	•	Report of Independent Registered Public Accounting Firm
	•	Statements of Assets and Liabilities as of December 31, 2008
	•	Statements of Operations for the year ended December 31, 2008
	•	Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007
	•	Notes to Financial Statements
Condensed Financial Information (Accumulation Unit Values)

Exhibits:

(b)

(1)

Resolution of the board of directors of Depositor authorizing the establishment of the Registrant, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(2)		Not Applicable

(3)	(a)

Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(b)

Form of Dealers Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(c)

Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(d)

Addendum to Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(e)

Expense Reimbursement Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(f)

Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(g)

Amendment to the Distribution Agreement between ING USA and Directed Services Inc., incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-05626).

(h)

Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 12, 2007 (File Nos. 333-115515, 811-07935).

(4)	(a)

Deferred Combination Variable and Fixed Annuity Group Master Contract, (GA-MA-1080), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on July 3, 2001 (File Nos. 333-57218, 811-05626).

(b)

Deferred Combination Variable and Fixed Annuity Contract, (GA-IA-1080), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on July 3, 2001 (File Nos. 333-57218, 811-05626).

(c)

Deferred Combination Variable and Fixed Annuity Certificate, (GA-CA-1080), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on July 3, 2001 (File Nos. 333-57218, 811-05626).

(d)

Individual Retirement Annuity Rider, (GA-RA-1009 12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

(e)

Roth Individual Retirement Annuity Rider, (GA-RA-1038 12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

(f)

403(b) Rider, (GA-RA-1040), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

(g)

(4)(j) GET Fund Endorsement (GA-RA-1085), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on July 3, 2001 (File Nos. 333-57218, 811-05626).

(h)

Endorsement for Premium Bonus Credit (GA-RA-1096), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692, 811-05626).

(i)

Simple Retirement Account Rider (GA-RA-1026) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

(j)

Section 72 Rider (GA-RA-1001) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

(k)

Section 72 Rider (GA-RA-1002) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

(l)

Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

(m)

Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

(n)

Company Address and Name Change Endorsement, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

(5)

ING SmartDesign Variable Annuity Customer Data Form, (GA-CDF-1095) (01/01/02) 125120, incorporated herein by reference to Post-Effective Amendment No. 5 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 16, 2003 (File Nos. 333-57218, 811-05626).

(6)	(a)

Amendment to Articles of Incorporation Providing for the Name Change of Golden American Life Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

(b)

Amendment to Articles of Incorporation Providing for the Change in Purpose and Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

(c)

Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company, dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

(d)

Resolution of the board of directors for Powers of Attorney, dated (04/23/99), incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(e)

Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

(7)		Not applicable.

(8)	(a)

Service Agreement by and between Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 28 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 1, 1998 (File Nos. 033-23351, 811-05626).

(b)

Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(c)

Participation Agreement between Golden American Life Insurance Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series (each a “Fund” or in the aggregate “Funds”), and Aeltus Investment Management, Inc. (“Aeltus” or “Adviser”), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

(d)

Form of Participation Agreement between Golden American Life Insurance Company, Alliance Capital Management L.P., Alliance Fund Distributors, Inc., Alliance Variable Products Series Fund, Inc. and Directed Services, Inc., incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692, 811-05626).

(e)

Participation Agreement by and between AIM Variable Insurance Funds, Inc., Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(f)

Amendment to Participation Agreement by and between AIM Variable Insurance Funds, Inc., Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(g)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(h)

Participation Agreement between Golden American Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. incorporated herein by reference to Post-Effective amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

(i)

Participation Agreement and between Golden American Life Insurance Company and Janus Aspen Series, incorporated herein by reference to Post-Effective amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

(j)

Participation Agreement between Golden American Life Insurance Company, Brinson Series Trust and Brinson Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692, 811-05626).

(k)

Participation Agreement by and between ING Investors Trust, Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

(l)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(m)

Participation Agreement by and between ING Variable Insurance Trust, Golden American Life Insurance Company and ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(n)

Participation Agreement by and between Pilgrim Variable Products Trust, Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(o)

Amendment to Participation Agreement by and between ING Variable Products Trust, Golden American Life Insurance Company, ING Investments, LLC and ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(p)

Participation Agreement by and between ING Variable Portfolios, Inc., Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

(q)

Participation Agreement by and between Portfolio Partners, Inc., Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

(r)

Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

(s)

Second Amendment to Participation Agreement by and between ING Partners, Inc., Golden American Life Insurance Company, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(t)

Participation Agreement by and between Fidelity Distributors Corporation, Golden American Life Insurance Company and Variable Insurance Products Funds, incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(u)

Amendment to Participation Agreement by and between Fidelity Distributors Corporation and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(v)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(w)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc., incorporated herein by reference to Post Effective Amendment No. 17 of a Registration Statement on Form N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

(x)

Participation Agreement by and between PIMCO Variable Insurance Trust, Golden American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-05626).

(y)

Amendment to Participation Agreement by and between PIMCO Variable Insurance Trust, Golden American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(z)

Participation Agreement by and between Pioneer Variable Contracts Trust, Golden American Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(aa)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(bb)

Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(cc)

Amendment to Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(dd)

Participation Agreement between Golden American Life Insurance Company and Putnam Variable Trust and Putnam Retail Management, L.C., incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692, 811-05626).

(ee)

Participation Agreement by and between Prudential Series Fund, Inc., Golden American Life Insurance Company Prudential Insurance Company of America and Prudential Investment Management Services LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-05626).

(ff)

Amendment to Participation Agreement by and between Prudential Series Fund, Inc., Golden American Life Insurance Company, Prudential Insurance Company of America and Prudential Investment Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28679, 811-05626).

(gg)

Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. incorporated by reference to Post-Effective Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

(hh)

Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-57244.

(ii)

Amendment to Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-57244.

(jj)

Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-57244.

(kk)

Amendment to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-57244.

(ll)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Valerie G. Brown*	1475 Dunwoody Drive West Chester, PA 19380	President
Bridget M. Healy*	230 Park Avenue, 13th Floor New York, NY 10169	Director
Robert G. Leary*	230 Park Avenue New York, NY 10169	Director
Thomas J. McInerney*	One Orange Way Windsor, CT 06095-4774	Director and Chairman
Catherine H. Smith*	One Orange Way Windsor, CT 06095-4774	Director and Senior Vice President
David A. Wheat*	5780 Powers Ferry Road Atlanta, GA 30327-4390	Chief Financial Officer, Director and Executive Vice President
Steven T. Pierson*	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Boyd G. Combs	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President, Tax
Daniel P. Mulheran, Sr.	20 Washington Avenue South Minneapolis, MN 55401	Senior Vice President
Sue Collins	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Stephen J. Preston	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President
David S. Pendergrass	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Francis de Regnaucourt	1475 Dunwoody Drive West Chester, PA 19380	Vice President and Appointed Actuary
Linda E. Senker	1475 Dunwoody Drive West Chester, PA 19380	Vice President and Chief Compliance Officer
Joy M. Benner	20 Washington Avenue South Minneapolis, MN 55401	Secretary

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney, Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 26 to Registration Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company (File No. 33-57244), as filed with the Securities and Exchange Commission on April 7, 2009.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of February 27, 2009 there are 10,720 qualified contract owners and 7,977 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, ING America Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by: ING USA Annuity and Life Insurance Company through its Separate Accounts A, B and EQ, and Alger Separate Account A; and ReliaStar Life Insurance Company of New York through its Separate Account NY-B.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter
Ann H. Hughes	1475 Dunwoody Drive, Floor 2B West Chester, PA 19380-1478	President

Shaun P. Mathews	10 State House Square Hartford, CT 06103	Director and Executive Vice President

Valerie G. Brown	1475 Dunwoody Drive West Chester, PA 19380-1478	Director

William L. Lowe	One Orange Way Windsor, CT 06095	Director

Richard E. Gelfand	1475 Dunwoody Drive West Chester, PA 19380-1478	Chief Financial Officer

Kimberly A. Anderson	7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President

Michael J. Roland	7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President

Stanley D. Vyner	230 Park Avenue, 13th Floor New York, NY 10169	Senior Vice President

Beth G. Shanker	1290 Broadway Denver, CO 80203	Broker Dealer Chief Compliance Officer

Ernest C’Debaca	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Investment Advisor Chief Compliance Officer and Senior Vice President

Julius A. Drelick, III	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Vice President

William A. Evans	10 State House Square Hartford, CT 06103	Vice President

Todd R. Modic	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Vice President

David S. Pendergrass	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Vice President and Treasurer

Name	Principal Business Address	Positions and Offices with Underwriter
Spencer T. Shell	5780 Powers Ferry Road Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

Joy M. Benner	20 Washington Avenue South Minneapolis, MN 55401	Secretary

Randall K. Price	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

Susan M. Vega	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

G. Stephen Wastek	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Assistant Secretary

Bruce Kuennen	1475 Dunwoody Drive West Chester, PA 19380-1478	Attorney-in-Fact

(c)

Name of Principal Underwriter	2008 Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Directed Services LLC	$603,785,462	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania, on the 30th day of April, 2009.

SEPARATE ACCOUNT B
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:
Valerie G. Brown*
President (principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 30, 2009.

Signature	Title

President
Valerie G. Brown*	(principal executive officer)

Chief Accounting Officer
Steven T. Pierson*

Director and Chief Financial Officer
David A. Wheat*

Director
Bridget M. Healy*

Director
Robert G. Leary*

Director and Chairman
Thomas J. McInerney*

Director
Catherine H. Smith*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #

24(b)(9)	Opinion and Consent of Counsel	EX-99.B9

24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10

24(b)(13)	Powers of Attorney	EX-99.B13